UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	December 31, 2019

Date of reporting period:	December 31, 2019

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Annual Report
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
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insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Account Information 2
Bond Market Index Account (unaudited) 3
Core Plus Bond Account (unaudited) 4
Diversified Balanced Account (unaudited) 5
Diversified Balanced Managed Volatility Account (unaudited) 6
Diversified Balanced Volatility Control Account (unaudited) 7
Diversified Growth Account (unaudited) 8
Diversified Growth Managed Volatility Account (unaudited) 9
Diversified Growth Volatility Control Account (unaudited) 10
Diversified Income Account (unaudited) 11
Diversified International Account (unaudited) 12
Equity Income Account (unaudited) 13
Government & High Quality Bond Account (unaudited) 14
International Emerging Markets Account (unaudited) 15
LargeCap Growth Account I (unaudited) 16
LargeCap S&P 500 Index Account (unaudited) 17
LargeCap S&P 500 Managed Volatility Index Account (unaudited) 18
MidCap Account (unaudited) 19
Principal Capital Appreciation Account (unaudited) 20
Principal LifeTime 2010 Account (unaudited) 21
Principal LifeTime 2020 Account (unaudited) 22
Principal LifeTime 2030 Account (unaudited) 23
Principal LifeTime 2040 Account (unaudited) 24
Principal LifeTime 2050 Account (unaudited) 25
Principal LifeTime 2060 Account (unaudited) 26
Principal LifeTime Strategic Income Account (unaudited) 27
Real Estate Securities Account (unaudited) 28
SAM Balanced Portfolio (unaudited) 29
SAM Conservative Balanced Portfolio (unaudited) 30
SAM Conservative Growth Portfolio (unaudited) 31
SAM Flexible Income Portfolio (unaudited) 32
SAM Strategic Growth Portfolio (unaudited) 33
Short-Term Income Account (unaudited) 34
SmallCap Account (unaudited) 35
Financial Statements 36
Notes to Financial Statements 75
Schedules of Investments 101
Financial Highlights (Includes performance information) 226
Report of Independent Registered Public Accounting Firm 246
Shareholder Expense Example 248
Supplemental Information 252

Economic & Financial Market Review
Economic momentum has clearly improved in the U.S. and China. A modest upturn has started in the Eurozone, and Japan’s economy appears to be nearing an economic trough. China’s leading economic indicator created by the Organization of Economic Cooperation and
Development troughed in February, and our own activity guide has been picking up since spring. Broad gauges like retail sales, industrial production, and fixed asset investment all improved significantly in November. The partial détente in the U.S.-China trade conflict bodes well for better growth next year. U.S. activity appears to be bouncing. Manufacturing picked up in November. Small business optimism has perked up and remains near all-time highs. Job growth is extraordinarily strong for this late in an expansion, which boosted consumer confidence.
Household balance sheets are in excellent shape and the savings rate stays high at 8%.
The Eurozone economy has lagged the U.S. and China recently, avoiding recession as the weak link this year. Germany kept expanding in the third quarter. For the Eurozone as a whole, the trough was likely the fourth quarter of 2019. Service sector surveys have picked up from the bottom, but canvasses of manufacturing companies may not be there yet. Those latter surveys showed activity ticked down in December after weak October activity. But overall business sentiment shows signs of recovery. Robust household activity has kept a recession at bay, buoyed by a vigorous labor market. The Eurozone appears set for an upswing. Wage growth has accelerated, and job gains stay hardy as the labor market tightens.
The hike in the value-added tax (VAT) in Japan on October 1 had the same negative impact as prior ones: heightened sales before the hike and a collapse afterwards. It may cause growth to contract in the fourth quarter and has surely delayed a rebound in Japan. Manufacturing remains weak from global headwinds. Although the job market is incredibly tight and job openings plentiful, the unemployment rate remains remarkably tiny at 2.2%. Nevertheless, Japanese industry is in recession as machine tool orders and industrial production keep falling. We do look for growth to pick up modestly in 2020 as the tax impact fades. The government has proposed a large stimulus package to offset the
VAT and the 2020 Olympics will likely provide a temporary lift. Industrial output in Taiwan and South Korea has trended somewhat higher, a harbinger of a broader pickup in Southeast Asia from which Japan will likely benefit.
We believe the foundation is being set for a mild but sustained pickup in world growth for 2020. Central banks are very accommodative.
Interest rates stay extremely low. The lagged impact of rate cuts should stay beneficial next year. Stimulus in China, while timid, appears to be supporting growth. Trade uncertainty has lessened. The U.S. dollar has weakened. Credit stress is negligible. Inflation stays moderate.
Commodity prices are rising, sniffing the aroma of better growth. The wave of revival seems to have begun.
*Commentary taken from December 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

Important Account Information
The following information applies to all accounts shown in the annual report (unless noted):
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Balanced Managed Volatility Account,
Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified
Growth Volatility Control Account, and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown.
For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
.

Bond Market Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Bond Market Index Account uses a sampling approach to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to replicate the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index")
at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Account does not purchase all of the securities in the Index.
Instead, the Account uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index.
Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Index.
Security specific impacts within investment-grade corporate bonds contributed. Slightly lower allocation compared to index weight to commercial mortgage-backed securities contributed. Security specific impacts within emerging market debt contributed. Small cash allocation to manage investor flows was a drag on performance. Security specific impacts within mortgage-backed securities detracted.
Security specific impacts within U.S. Treasury securities detracted.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 8.47% 2.75% 2.47% 5/15/12

Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Core Plus Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. The bonds and other debt securities in which the Account invests include intermediate maturity fixed-income securities, which are rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Services ("S&P") or
Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The fixed income securities in which the Account invests include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-
backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets (securitized products);
corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-
Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the
Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.
An out-of-index allocation to below investment-grade corporate bonds contributed. Overweight allocation to investment-grade corporate bonds contributed. Security selection within investment-grade corporate bonds contributed. Curve positioning detracted. Duration positioning detracted. Underweight allocation to government related debt detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.81% 3.28% 4.66% 12/18/87

Diversified Balanced Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Balanced Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index
Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 50% and the portfolio is rebalanced back to target on a monthly basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 1 Shares 18.43% 6.51% 7.62% 5/1/17 12/30/09
Class 2 Shares 18.23% 6.38% 7.55% 12/30/09 –
***Extended performance is calculated based on the historical performance of the Fund’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Balanced Managed Volatility Account is an asset allocation investment option that invests in a mix of Principal Index Funds and
Principal PVC Index Accounts with an emphasis on managing volatility. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 50% and the portfolio is rebalanced back to target on a monthly basis.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 2 Shares 17.48% 6.06% 6.34% 10/31/13

Diversified Balanced Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Balanced Volatility Control Account is an asset allocation investment option that invests in a mix of Principal Index Funds,
Principal PVC Index Accounts, and a Principal Volatility Control Overlay Sleeve with an emphasis containing volatility to a specified range.
The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to fixed income is 50%.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2019
1-Year Since Inception Inception Date
Class 2 Shares 15.47% 6.90% 3/30/17

Diversified Growth Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Growth Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index
Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 65% and the portfolio is rebalanced back to target on a monthly basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 2 Shares 21.20% 7.44% 8.79% 12/30/09

Diversified Growth Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Growth Managed Volatility Account is an asset allocation investment option that invests in a mix of Principal Index Funds and
Principal PVC Index Accounts with an emphasis on managing volatility. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 65% and the portfolio is rebalanced back to target on a monthly basis.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 2 Shares 20.18% 7.06% 7.32% 10/31/13

Diversified Growth Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Growth Volatility Control Account is an asset allocation investment option that invests in a mix of Principal Index Funds,
Principal PVC Index Accounts, and a Principal Volatility Control Overlay Sleeve with an emphasis containing volatility to a specified range.
The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to fixed income is 35%.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2019
1-Year Since Inception Inception Date
Class 2 Shares 17.57% 7.82% 3/30/17

Diversified Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Income Account is an asset allocation investment option that invests in a mix of Principal Index Funds and Principal PVC Index
Accounts. The underlying investment options are attempting to replicate the returns of the index, minus the expense ratios. Its target weight to equities is 35% and the portfolio is rebalanced back to target on a monthly basis.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 2 Shares 15.16% 5.28% 6.14% 5/15/12

Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified International Account seeks long-term growth of capital. The Account invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries. The Account invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Stock selection in the financials sector contributed, led by overweight to Brookfield Asset Management, a global asset manager focused on property, renewable power, infrastructure, and private equity assets. Stock selection in the United Kingdom also contributed, led by overweight to 3I Group, a global leader in private equity with a focus on growth capital, buyouts, and infrastructure investments across a diversified mix of sectors/industries. Stock selection in the health care sector contributed positively to outperformance, led by an overweight position in HOYA, a multinational Japanese company that produces eyeglass lenses, contact lenses, intraocular lenses, and endoscopes for health care markets, with additional exposure in information technology. Stock selection in Sweden detracted, led by an overweight position in Swedbank, one of the big four Swedish banks. Stock selection in Brazil detracted, led by an overweight position in Vale, the world's largest seaborne market iron ore mining company. Stock selection in the Netherlands detracted, led by ASML Holding, the market leader in lithography tools.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 22.69% 5.48% 5.95% 5/2/94

Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Equity Income Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Account usually invests in equity securities of companies with large market capitalizations. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in real estate investment trusts and securities of foreign issuers.
Apple Inc. outperformed as the company continues to top expectations and diversify their revenue streams with service revenues seeing double-digit growth. KKR & Co. Inc. outperformed over the last twelve months on strong fiscal operating results and AUM growth. Not owning Berkshire Hathaway Inc. Class B contributed to relative results. Cimarex Energy Company underperformed as the company missed earnings due to lower natural gas liquid and gas prices. Investors remained concerned about low gas prices, negative spot prices and that takeaway capacity from the Permian Basin will not be sufficient. Kroger Co. detracted from excess returns due to results in the grocery store's operating profits. Royal Dutch Shell Plc underperformed as the company missed earnings estimates in 3Q and as the sentiment for energy companies worsened during the year.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 29.09% 10.54% 12.62% 4/28/98
Class 2 Shares 28.78% 10.27% 12.33% 5/1/01

Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Government & High Quality Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated, at the time of purchase, AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of the Sub-Advisor of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products).
Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg
Barclays Fixed-Rate MBS Index. The Account also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
Security selection was a contributor for the year. Allocations to call protected (i.e. loan balance) pools contributed by insulating the portfolio from elevated prepayment activity. Out-of-index allocation to commercial mortgage backed securities (CMBS), both agency and non-
agency, contributed to overall performance. Underweight to 30-year Ginnie Mae (GNMA) mortgages, which underperformed the index, also contributed. Out-of-index sector allocations were the largest detractors. An out-of-index allocation to agency collateralized mortgage obligation (CMOs) detracted. Further, an underweight to 30-year conventional (Fannie Mae/Freddie Mac) mortgages detracted. Out-of-index allocation to asset backed securities (ABS) also detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 6.45% 2.35% 3.16% 5/6/93

International Emerging Markets Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, International Emerging Markets Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. The Account invests in equity securities of small, medium, and large market capitalization companies.
Overweight to Sunac China, one of the top Chinese property developers with high exposure in tier 1 and tier 2 cities; ANTA Sports Products, a leading China-based branded sportswear producer engaging in the designing, manufacturing, and distributing of sports products; and
Lukoil, Russia’s largest private oil and gas company, contributed significantly. Notable detractors from the portfolio include overweight to
Larsen & Toubro, India’s leading private sector engineering company; Qudian, a leading on-line lender in China; and GAIL Limited, the largest Indian natural gas company.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 17.60% 4.28% 2.88% 10/24/00

LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, LargeCap Growth Account I invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index. The
Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Brown outperformed the index due largely to positive stock selection in the health care, industrials, and consumer staples sectors. T. Rowe underperformed the index due to negative stock selection in the information technology sector along with an overweight to health care.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 34.92% 15.32% 15.39% 6/1/94

LargeCap S&P 500 Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
LargeCap S&P 500 Index Account seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
Apple, Nvidia, and Charter Communications contributed. Occidental Petroleum, Walgreens Boots Alliance, and Pfizer detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 1 Shares 31.10% 11.40% 13.21% 5/3/99 –
Class 2 Shares 30.82% 11.11% 12.93% 5/1/15 5/3/99
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
LargeCap S&P 500 Managed Volatility Index Account employs a passive indexing strategy designed to attempt to track market performance.
In addition, the investment option employs an active volatility management strategy which seeks to produce gains regardless of market direction and mitigate volatility.
Apple, Nvidia, and Charter Communications contributed. Occidental Petroleum, Walgreens Boots Alliance, and Pfizer detracted.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 28.92% 10.54% 11.29% 10/31/13

MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, MidCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index. The Account invests in foreign securities.
Allocation to Fair Isaac Corp. contributed to results, reporting strong performance and increasing its full-year guidance. Lululemon Athletica
Inc. contributed due to strong revenue and profit growth, particularly in its online sales. Allocation to Chipotle Mexican Grill contributed as the company beat already high expectations and raised guidance for 2019 due to increased transactions from new customers, higher average checks, higher operating margins, and growing digital sales. Allocation to Cimarex Energy Co. detracted as the company missed earnings due to lower natural gas liquid and gas prices and investor concern about low gas prices, negative spot prices, and that takeaway capacity from the Permian Basin will not be sufficient. Allocation to Tanger Factory Outlet Centers lagged due to concerns about slowing retail traffic and potential retailer bankruptcies impacting occupancy rates. Markel Corporation detracted due to higher than forecast catastrophe losses in addition to charges associated with the company’s CatCo. unit.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 43.10% 13.49% 16.42% 12/18/87
Class 2 Shares 42.72% 13.20% 16.13% 9/9/09

Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Capital Appreciation Account invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Fair Isaac Corp. contributed to results, reporting strong performance and increasing its full year guidance. Lam Research Corporation, the second-best performing stock in 2019 in the S&P 500, benefited from an improving outlook for semiconductors following the recent correction. Not owning Berkshire Hathaway Inc. Class B contributed to relative results. Royal Dutch Shell Plc underperformed as the company missed earnings estimates in 3Q and as the sentiment for energy companies worsened during the year.  Biogen Inc. detracted as investors reacted negatively when both phase 3 trials on their Alzheimer's drug were discontinued in March. Church & Dwight Co.
underperformed as investors remained concerned about volume growth.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 32.49% 11.49% 12.95% 4/28/98
Class 2 Shares 32.10% 11.21% 12.67% 11/6/01

Principal LifeTime 2010 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2010 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 14.10% 4.92% 6.67% 8/30/04

Principal LifeTime 2020 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2020 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 18.12% 6.09% 7.97% 8/30/04

Principal LifeTime 2030 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2030 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 22.01% 7.03% 8.74% 8/30/04

Principal LifeTime 2040 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2040 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 24.74% 7.72% 9.45% 8/30/04

Principal LifeTime 2050 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2050 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 26.39% 8.14% 9.77% 8/30/04

Principal LifeTime 2060 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime 2060 Account operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse.
The Account is a fund of funds and invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts Funds,
Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* May 1, 2013 - December 31, 2019
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 27.24% 8.22% 9.35% 5/1/13

Principal LifeTime Strategic Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal LifeTime Strategic Income Account invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account is a fund of funds that invests in Principal Funds, Inc. ("PFI") Institutional Class shares and Principal Variable Contracts, Inc. ("PVC") Class 1 shares. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Active manager performance in equities remained the largest driver of performance across the series for the one-year period. Blue Chip, Equity
Income, MidCap, MidCap Value I, SmallCap Growth I, SmallCap Value II, and all international equity investment options outperformed their respective indices. The core fixed income asset class contributed from a style perspective as the manager index, Barclays U.S. Aggregate
Bond Index, outperformed the S&P U.S. Aggregate Bond Index due to its lower exposure to treasuries. Real Estate Securities investment option contributed to performance in the later-dated vintages as it outperformed its index. U.S equity midcap investment options contributed positively as it outperformed its respective S&P index for the year. The High Income investment option underperformed its manager index for the year, hurting performance across the series. While active manager performance for the Overseas investment option contributed, exposure to foreign value stocks produced negative style effect; which mitigated any positive active manager performance received. An underweight to U.S. equity and an overweight to fixed income hindered performance in the near-dated vintages. Exposure to U.S. large value stocks produced a negative style effect on a relative basis.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.46% 4.25% 5.50% 8/30/04

Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Real Estate Securities Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account invests in equity securities of small, medium, and large market capitalization companies.
An overweight position to Invitation Homes contributed to relative performance as the company benefitted from positive quarterly results through the year and progress towards the removal of the Blackstone equity overhang. An overweight position to Prologis contributed to relative performance as the company benefitted from strong operating results, outsized returns in their development portfolio, and several large portfolio trades that were viewed as positive pricing comps for Prologis’ portfolio. An overweight position to Equinix contributed to relative performance, as the company’s benefitted from positive investor sentiment surrounding the data center sector. An overweight position to Regency Centers (REG) detracted from relative performance as the lower-quality peers posted better organic growth during the year, which caused rotation out of REG into other names. Part of the weakness was driven by unique tenant issues during 2019, impacted growth outlook and drove underperformance relative to peers. An overweight position to Taubman Centers detracted from relative performance, driven by an elevated store closing environment and fear that trade war escalations could put further pressure on retailers via new tariffs. Not holding Mid-America Apartment Communities, Inc detracted from relative performance as easy comps and low-bar initial guidance helped the company to deliver beat and raise operation results through the year. Meanwhile, the below expectation results from the coastal peers towards the end of year also helped the company’s relative performance.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 31.26% 8.65% 12.88% 5/1/98
Class 2 Shares 30.94% 8.38% 12.59% 1/8/07

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Security selection in international developed market equities aided performance. Strategic underweight to Government bonds, which underperformed core fixed income, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, hindered performance. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 20.01% 6.82% 8.51% 6/3/97
Class 2 Shares 19.74% 6.57% 8.24% 11/6/01

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Strategic underweight to Government bonds, which underperformed core fixed income, aided performance. Strategic overweight to preferred capital, which was the top performing fixed income asset classes, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, hindered performance. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 15.88% 5.64% 7.08% 4/23/98
Class 2 Shares 15.66% 5.39% 6.83% 11/6/01

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Security selection in mid-cap equities was the largest contributor. Security selection in international developed market equities aided performance. Slight tactical overweight to equities, which outperformed fixed income and alternatives and specialty in the risk-on environment, contributed. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, was the largest detractor. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, hindered performance. Security selection in large-cap value equities detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 24.06% 7.99% 9.78% 6/3/97
Class 2 Shares 23.68% 7.72% 9.51% 11/6/01

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Strategic underweight to Government bonds, which underperformed core fixed income, aided performance. Strategic overweight to preferred capital, which was the top performing fixed income asset classes, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Security selection in TIPS hindered performance. Strategic and tactical overweight to TIPS, which posted positive returns but underperformed core fixed income, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 13.25% 4.92% 6.27% 9/9/97
Class 2 Shares 12.97% 4.66% 6.00% 11/6/01

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Security selection in mid-cap equities was the largest contributor. Security selection in international developed market equities aided performance. Security selection in international emerging market equities contributed. Strategic allocation to International emerging market equities, which underperformed their U.S. and developed market counterparts, was the largest detractor. Security selection in large-cap value equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 27.44% 8.25% 10.51% 6/3/97
Class 2 Shares 27.13% 7.99% 10.23% 11/6/01

Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Short-Term Income Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Ratings Services or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
The Account's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset backed securities (securitized products), and real estate investment trust ("REIT") securities. The Account invests in securities denominated in foreign currencies and in securities of foreign issuers.
Issuer selection in banking contributed. Underweight to supranational and government guarantee contributed. Issuer selection in consumer non-cyclical and energy contributed. Issuer selection in owned no guarantee detracted. Out-of-index allocation to agency commercial mortgage-backed securities, asset-backed securities (ABS), auto backed ABS, and treasurys detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 4.70% 2.18% 2.43% 1/12/94

SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, SmallCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Carvana, Nevro, Entegris, CACI International, and Eldorado Resorts contributed. PlayAGS, Nesco Holdings, Caleres, McDermott
International and Mammoth Energy Services detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 1 Shares 27.40% 8.49% 12.58% 5/1/98 –
Class 2 Shares 27.12% 8.22% 12.31% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Bond Market Index
Account
Core Plus Bond
Account
Diversified Balanced
Account
Investment in securities--at cost ..........................................................
$ 2,439,417 $ 251,067 $ 7
Investment in affiliated securities--at cost ................................................
$ 81,892 $ 11,648 $ 761,546
Assets
Investment in securities--at value  .......................................................... $ 2,524,165
(a)
$ 257,154
(a)
$ 2
Investment in affiliated securities--at value ................................................. 81,892 11,648 1,029,217
Cash ......................................................................................... – 7 –
Deposits with counterparty .................................................................. – 9 –
Receivables:
Dividends and interest ................................................................. 14,678 1,733 –
Fund shares sold ....................................................................... 26 1,459 3
Investment securities sold ............................................................. 12,006 59 1,603
Variation margin on futures ........................................................... – 1 –
Total Assets   2,632,767 272,070 1,030,825
Liabilities
Accrued management and investment advisory fees ........................................ 302 98 44
Accrued distribution fees .................................................................... – – 209
Accrued directors' expenses ................................................................. 9 – 3
Accrued other expenses ..................................................................... 16 7 5
Cash overdraft ............................................................................... 3 – –
Payables:
Fund shares redeemed ................................................................. 7,595 153 1,606
Investment securities purchased ...................................................... 75,001 17,801 –
Variation margin on futures ........................................................... – 14 –
Collateral obligation on securities loaned, at value ......................................... 10,381 1,123 –
Total Liabilities   93,307 19,196 1,867
Net Assets Applicable to Outstanding Shares ............................................
$ 2,539,460 $ 252,874 $ 1,028,958
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,411,321 $ 241,689 $ 707,227
Total distributable earnings (accumulated loss) ............................................. 128,139 11,185 321,731
Total Net Assets
$ 2,539,460 $ 252,874 $ 1,028,958
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 400,000 450,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,539,460 $ 252,874 $ 40,694
Shares issued and outstanding ........................................................ 236,854 21,994 2,463
Net Asset Value per share .............................................................
$ 10.72 $ 11.50 $ 16.52
Class 2 : Net Assets .......................................................................... N/A N/A $ 988,264
Shares issued and outstanding ........................................................ 59,723
Net Asset Value per share .............................................................
$ 16.55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Diversified Growth
Account
Investment in securities--at cost ..........................................................
$ – $ 26,987 $ –
Investment in affiliated securities--at cost ................................................
$ 154,365 $ 112,491 $ 2,753,635
Assets
Investment in securities--at value  .......................................................... $ – $ 29,208 $ –
Investment in affiliated securities--at value ................................................. 176,286 116,580 3,773,120
Receivables:
Fund shares sold ....................................................................... 33 – 460
Investment securities sold ............................................................. 41 495 8,606
Total Assets   176,360 146,283 3,782,186
Liabilities
Accrued management and investment advisory fees ........................................ 8 15 160
Accrued distribution fees .................................................................... 37 30 797
Accrued directors' expenses ................................................................. 1 1 12
Accrued other expenses ..................................................................... 5 6 6
Payables:
Fund shares redeemed ................................................................. 74 619 9,066
Investment securities purchased ...................................................... – 241 –
Total Liabilities   125 912 10,041
Net Assets Applicable to Outstanding Shares ............................................
$ 176,235 $ 145,371 $ 3,772,145
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 144,534 $ 134,769 $ 2,562,772
Total distributable earnings (accumulated loss) ............................................. 31,701 10,602 1,209,373
Total Net Assets
$ 176,235 $ 145,371 $ 3,772,145
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 176,235 $ 145,371 $ 3,772,145
Shares issued and outstanding ........................................................ 13,653 12,411 201,868
Net Asset Value per share .............................................................
$ 12.91 $ 11.71 $ 18.69

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Investment in securities--at cost ..........................................................
$ – $ 141,907 $ –
Investment in affiliated securities--at cost ................................................
$ 301,424 $ 586,394 $ 241,072
Assets
Investment in securities--at value  .......................................................... $ – $ 153,337 $ –
Investment in affiliated securities--at value ................................................. 353,783 613,862 279,966
Receivables:
Dividends and interest ................................................................. – 1 –
Investment securities sold ............................................................. 1,120 1,963 3,385
Total Assets   354,903 769,163 283,351
Liabilities
Accrued management and investment advisory fees ........................................ 15 76 12
Accrued distribution fees .................................................................... 75 160 60
Accrued directors' expenses ................................................................. 1 3 1
Accrued other expenses ..................................................................... 5 6 5
Payables:
Fund shares redeemed ................................................................. 1,120 2,454 3,385
Investment securities purchased ...................................................... – 1,047 –
Total Liabilities   1,216 3,746 3,463
Net Assets Applicable to Outstanding Shares ............................................
$ 353,687 $ 765,417 $ 279,888
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 278,969 $ 699,994 $ 230,307
Total distributable earnings (accumulated loss) ............................................. 74,718 65,423 49,581
Total Net Assets
$ 353,687 $ 765,417 $ 279,888
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 50,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 353,687 $ 765,417 $ 279,888
Shares issued and outstanding ........................................................ 26,141 63,775 20,250
Net Asset Value per share .............................................................
$ 13.53 $ 12.00 $ 13.82

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Account Equity Income Account
Government & High
Quality Bond Account
Investment in securities--at cost ..........................................................
$ 213,306 $ 434,328 $ 237,105
Investment in affiliated securities--at cost ................................................
$ 2,370 $ 14,848 $ 6,646
Assets
Investment in securities--at value  .......................................................... $ 263,791 $ 757,255
(a)
$ 238,212
(a)
Investment in affiliated securities--at value ................................................. 2,370 14,848 6,646
Cash ......................................................................................... – – 6
Deposits with counterparty .................................................................. – – 149
Receivables:
Dividends and interest ................................................................. 792 2,084 906
Fund shares sold ....................................................................... 65 311 542
Investment securities sold ............................................................. 409 229 –
Variation margin on futures ........................................................... – – 29
Total Assets   267,427 774,727 246,490
Liabilities
Accrued management and investment advisory fees ........................................ 189 302 102
Accrued distribution fees .................................................................... – 7 –
Accrued directors' expenses ................................................................. 1 4 1
Accrued professional fees ................................................................... 23 – –
Accrued other expenses ..................................................................... 33 25 7
Cash overdraft ............................................................................... 6 – –
Payables:
Deferred foreign tax ................................................................... 10 – –
Fund shares redeemed ................................................................. 314 1,195 215
Investment securities purchased ...................................................... 83 – 2,319
Collateral obligation on securities loaned, at value ......................................... – 9 2,514
Total Liabilities   659 1,542 5,158
Net Assets Applicable to Outstanding Shares ............................................
$ 266,768 $ 773,185 $ 241,332
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 212,686 $ 411,068 $ 243,292
Total distributable earnings (accumulated loss) ............................................. 54,082 362,117 (1,960)
Total Net Assets
$ 266,768 $ 773,185 $ 241,332
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 266,768 $ 741,311 $ 241,332
Shares issued and outstanding ........................................................ 16,984 26,295 24,602
Net Asset Value per share .............................................................
$ 15.71 $ 28.19 $ 9.81
Class 2 : Net Assets .......................................................................... N/A $ 31,874 N/A
Shares issued and outstanding ........................................................ 1,140
Net Asset Value per share .............................................................
$ 27.93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Account
LargeCap Growth
Account I
LargeCap S&P 500
Index Account
Investment in securities--at cost ..........................................................
$ 74,843 $ 325,886 $ 1,533,033
Investment in affiliated securities--at cost ................................................
$ 637 $ 5,462 $ 34,952
Foreign currency--at cost ..................................................................
$ 94 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 88,609 $ 494,450
(a)
$ 2,677,718
Investment in affiliated securities--at value ................................................. 637 5,535 34,952
Foreign currency--at value .................................................................. 94 – –
Cash ......................................................................................... – – 13
Deposits with counterparty .................................................................. – 120 –
Receivables:
Dividends and interest ................................................................. 337 161 2,769
Expense reimbursement from Manager ............................................... 19 11 –
Fund shares sold ....................................................................... 105 446 458
Investment securities sold ............................................................. 98 3,482 –
Variation margin on futures ........................................................... – 8 85
Total Assets   89,899 504,213 2,715,995
Liabilities
Accrued management and investment advisory fees ........................................ 93 296 570
Accrued distribution fees .................................................................... – – 3
Accrued custodian fees ...................................................................... 20 – –
Accrued directors' expenses ................................................................. – 1 9
Accrued other expenses ..................................................................... 6 11 15
Cash overdraft ............................................................................... 1 1 –
Payables:
Fund shares redeemed ................................................................. 50 192 6,220
Investment securities purchased ...................................................... – 36 –
Collateral obligation on securities loaned, at value ......................................... – 1,023 –
Total Liabilities   170 1,560 6,817
Net Assets Applicable to Outstanding Shares ............................................
$ 89,729 $ 502,653 $ 2,709,178
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 74,650 $ 303,520 $ 1,365,569
Total distributable earnings (accumulated loss) ............................................. 15,079 199,133 1,343,609
Total Net Assets
$ 89,729 $ 502,653 $ 2,709,178
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 89,729 $ 502,653 $ 2,693,344
Shares issued and outstanding ........................................................ 5,237 13,354 133,428
Net Asset Value per share .............................................................
$ 17.13 $ 37.64 $ 20.19
Class 2 : Net Assets .......................................................................... N/A N/A $ 15,834
Shares issued and outstanding ........................................................ 793
Net Asset Value per share .............................................................
$ 19.97
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation Account
Investment in securities--at cost ..........................................................
$ 136,550 $ 377,772 $ 82,796
Investment in affiliated securities--at cost ................................................
$ 12,955 $ 252 $ 2,945
Assets
Investment in securities--at value  .......................................................... $ 205,538
(a)
$ 608,173
(a)
$ 154,351
Investment in affiliated securities--at value ................................................. 12,955 252 2,945
Cash ......................................................................................... 1 192 –
Receivables:
Dividends and interest ................................................................. 227 1,742 210
Fund shares sold ....................................................................... – 27 6
Investment securities sold ............................................................. – 2,275 82
Variation margin on futures ........................................................... 7 – –
Total Assets   218,728 612,661 157,594
Liabilities
Accrued management and investment advisory fees ........................................ 84 274 83
Accrued distribution fees .................................................................... – 4 3
Accrued directors' expenses ................................................................. 1 3 1
Accrued other expenses ..................................................................... 10 6 7
Payables:
Fund shares redeemed ................................................................. 519 1,073 737
Investment securities purchased ...................................................... – 789 –
Options and swaptions contracts written  (premiums received $ 411 , $ 0 and $ 0 ) ..... 295 – –
Collateral obligation on securities loaned, at value ......................................... 40 1,850 –
Total Liabilities   949 3,999 831
Net Assets Applicable to Outstanding Shares ............................................
$ 217,779 $ 608,662 $ 156,763
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 149,981 $ 320,310 $ 76,951
Total distributable earnings (accumulated loss) ............................................. 67,798 288,352 79,812
Total Net Assets
$ 217,779 $ 608,662 $ 156,763
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 105,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 217,779 $ 587,854 $ 143,227
Shares issued and outstanding ........................................................ 14,459 9,808 4,662
Net Asset Value per share .............................................................
$ 15.06 $ 59.93 $ 30.72
Class 2 : Net Assets .......................................................................... N/A $ 20,808 $ 13,536
Shares issued and outstanding ........................................................ 350 446
Net Asset Value per share .............................................................
$ 59.42 $ 30.32
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in affiliated securities--at cost ................................................
$ 29,042 $ 170,244 $ 162,909
Assets
Investment in affiliated securities--at value ................................................. $ 31,505 $ 190,480 $ 182,178
Receivables:
Dividends and interest ................................................................. 28 127 73
Fund shares sold ....................................................................... 1 91 225
Investment securities sold ............................................................. 17 401 –
Total Assets   31,551 191,099 182,476
Liabilities
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 5 – –
Accrued other expenses ..................................................................... – 5 5
Payables:
Fund shares redeemed ................................................................. 18 493 67
Investment securities purchased ...................................................... 29 126 231
Total Liabilities   52 624 304
Net Assets Applicable to Outstanding Shares ............................................
$ 31,499 $ 190,475 $ 182,172
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 27,673 $ 162,552 $ 155,689
Total distributable earnings (accumulated loss) ............................................. 3,826 27,923 26,483
Total Net Assets
$ 31,499 $ 190,475 $ 182,172
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 31,499 $ 190,475 $ 182,172
Shares issued and outstanding ........................................................ 2,470 13,704 13,883
Net Asset Value per share .............................................................
$ 12.75 $ 13.90 $ 13.12

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated securities--at cost ................................................
$ 76,020 $ 33,732 $ 7,425
Assets
Investment in affiliated securities--at value ................................................. $ 85,410 $ 38,887 $ 8,136
Receivables:
Dividends and interest ................................................................. 22 5 –
Expense reimbursement from Manager ............................................... – – 1
Fund shares sold ....................................................................... 309 76 10
Total Assets   85,741 38,968 8,147
Liabilities
Accrued professional fees ................................................................... – 5 5
Accrued other expenses ..................................................................... 6 – –
Payables:
Fund shares redeemed ................................................................. 1 2 6
Investment securities purchased ...................................................... 329 80 5
Total Liabilities   336 87 16
Net Assets Applicable to Outstanding Shares ............................................
$ 85,405 $ 38,881 $ 8,131
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 72,463 $ 32,087 $ 7,083
Total distributable earnings (accumulated loss) ............................................. 12,942 6,794 1,048
Total Net Assets
$ 85,405 $ 38,881 $ 8,131
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 85,405 $ 38,881 $ 8,131
Shares issued and outstanding ........................................................ 5,266 2,495 554
Net Asset Value per share .............................................................
$ 16.22 $ 15.59 $ 14.68

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ – $ 116,094 $ –
Investment in affiliated securities--at cost ................................................
$ 24,574 $ 1,130 $ 563,396
Assets
Investment in securities--at value  .......................................................... $ – $ 160,191 $ –
Investment in affiliated securities--at value ................................................. 26,285 1,130 698,192
Receivables:
Dividends and interest ................................................................. 27 618 1,179
Expense reimbursement from Manager ............................................... – 3 –
Fund shares sold ....................................................................... 26 58 230
Investment securities sold ............................................................. – 261 412
Total Assets   26,338 162,261 700,013
Liabilities
Accrued management and investment advisory fees ........................................ – 120 135
Accrued distribution fees .................................................................... – 1 26
Accrued directors' expenses ................................................................. – 1 2
Accrued professional fees ................................................................... 6 – –
Accrued other expenses ..................................................................... – 6 6
Payables:
Fund shares redeemed ................................................................. – 95 643
Investment securities purchased ...................................................... 53 108 371
Total Liabilities   59 331 1,183
Net Assets Applicable to Outstanding Shares ............................................
$ 26,279 $ 161,930 $ 698,830
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 23,898 $ 107,168 $ 531,464
Total distributable earnings (accumulated loss) ............................................. 2,381 54,762 167,366
Total Net Assets
$ 26,279 $ 161,930 $ 698,830
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 26,279 $ 155,569 $ 574,960
Shares issued and outstanding ........................................................ 2,204 7,235 36,683
Net Asset Value per share .............................................................
$ 11.92 $ 21.50 $ 15.67
Class 2 : Net Assets .......................................................................... N/A $ 6,361 $ 123,870
Shares issued and outstanding ........................................................ 295 8,004
Net Asset Value per share .............................................................
$ 21.56 $ 15.48

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 165,152 $ 286,661 $ 171,736
Assets
Investment in affiliated securities--at value ................................................. $ 189,384 $ 356,534 $ 188,444
Receivables:
Dividends and interest ................................................................. 291 491 399
Fund shares sold ....................................................................... 2 374 76
Investment securities sold ............................................................. 372 – –
Total Assets   190,049 357,399 188,919
Liabilities
Accrued management and investment advisory fees ........................................ 37 69 37
Accrued distribution fees .................................................................... 5 30 6
Accrued directors' expenses ................................................................. 1 1 1
Accrued other expenses ..................................................................... 6 6 5
Payables:
Fund shares redeemed ................................................................. 374 80 11
Investment securities purchased ...................................................... 151 366 274
Total Liabilities   574 552 334
Net Assets Applicable to Outstanding Shares ............................................
$ 189,475 $ 356,847 $ 188,585
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 158,977 $ 276,452 $ 164,689
Total distributable earnings (accumulated loss) ............................................. 30,498 80,395 23,896
Total Net Assets
$ 189,475 $ 356,847 $ 188,585
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 164,095 $ 213,346 $ 157,922
Shares issued and outstanding ........................................................ 13,458 10,700 12,553
Net Asset Value per share .............................................................
$ 12.19 $ 19.94 $ 12.58
Class 2 : Net Assets .......................................................................... $ 25,380 $ 143,501 $ 30,663
Shares issued and outstanding ........................................................ 2,110 7,309 2,464
Net Asset Value per share .............................................................
$ 12.03 $ 19.63 $ 12.44

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 123,241 $ 164,975
Investment in affiliated securities--at cost ................................................
$ 264,331 $ 4,444 $ 10,018
Assets
Investment in securities--at value  .......................................................... $ – $ 124,846
(a)
$ 190,538
(a)
Investment in affiliated securities--at value ................................................. 315,191 4,444 10,018
Receivables:
Dividends and interest ................................................................. 320 609 281
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 11 1,339 45
Investment securities sold ............................................................. 23 – –
Total Assets   315,545 131,239 200,882
Liabilities
Accrued management and investment advisory fees ........................................ 60 55 133
Accrued distribution fees .................................................................... 31 – 1
Accrued directors' expenses ................................................................. 1 – 1
Accrued other expenses ..................................................................... 6 8 7
Payables:
Fund shares redeemed ................................................................. 34 15 348
Investment securities purchased ...................................................... – – 3
Collateral obligation on securities loaned, at value ......................................... – 309 9,126
Total Liabilities   132 387 9,619
Net Assets Applicable to Outstanding Shares ............................................
$ 315,413 $ 130,852 $ 191,263
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 253,422 $ 126,749 $ 152,854
Total distributable earnings (accumulated loss) ............................................. 61,991 4,103 38,409
Total Net Assets
$ 315,413 $ 130,852 $ 191,263
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 169,489 $ 130,852 $ 184,434
Shares issued and outstanding ........................................................ 7,759 50,963 12,031
Net Asset Value per share .............................................................
$ 21.85 $ 2.57 $ 15.33
Class 2 : Net Assets .......................................................................... $ 145,924 N/A $ 6,829
Shares issued and outstanding ........................................................ 6,775 447
Net Asset Value per share .............................................................
$ 21.53 $ 15.26
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Bond Market Index
Account
Core Plus Bond
Account
(a)
Diversified
Balanced Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 2,336 $ 269 $ 23,431
Dividends .................................................................................. 422 155 –
Interest ..................................................................................... 64,301 9,701 –
Securities lending - net .................................................................... 11 3 –
Total Income 67,070 10,128 23,431
Expenses:
Management and investment advisory fees ............................................... 4,713 1,317 517
Distribution fees - Class 2 ................................................................. N/A 1 2,485
Chief compliance officer expenses ........................................................ 3 – 1
Custodian fees ............................................................................. 55 21 –
Directors' expenses ........................................................................ 51 8 22
Professional fees .......................................................................... 11 14 6
Shareholder meeting expense ............................................................ 2 11 7
Other expenses ............................................................................ 1 – 1
Total Gross Expenses 4,836 1,372 3,039
Less: Reimbursement from Manager ..................................................... 1,179 – –
Total Net Expenses 3,657 1,372 3,039
Net Investment Income (Loss) 63,413 8,756 20,392
Net Realized and Unrealized Gain (Loss) on investments, futures contracts, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... 15,266 4,636 23
Investment transactions in affiliated securities ............................................ – – 21,406
Futures contracts .......................................................................... – 616 –
Capital gain distribution received from affiliated securities .............................. – – 20,073
Short sales ................................................................................. (117) – –
Swap agreements .......................................................................... – (768) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 120,931 15,737 (1)
Investments in affiliated securities ........................................................ – – 110,316
Futures contracts .......................................................................... – (381) –
Short sales ................................................................................. 50 – –
Swap agreements .......................................................................... – (207) –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts, short sales and swap agreements 136,130 19,633 151,817
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 199,543 $ 28,389 $ 172,209
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Diversified
Balanced Managed
Volatility Account
Diversified
Balanced Volatility
Control Account
Diversified Growth
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 3,789 $ 2,414 $ 81,198
Dividends .................................................................................. – 481 –
Interest ..................................................................................... – 17 –
Total Income 3,789 2,912 81,198
Expenses:
Management and investment advisory fees ............................................... 86 122 1,853
Distribution fees - Class 2 ................................................................. 430 255 9,265
Chief compliance officer expenses ........................................................ – – 5
Custodian fees ............................................................................. – 1 –
Directors' expenses ........................................................................ 6 5 74
Professional fees .......................................................................... 6 7 6
Shareholder meeting expense ............................................................ 2 1 12
Other expenses ............................................................................ – – 3
Total Expenses 530 391 11,218
Net Investment Income (Loss) 3,259 2,521 69,980
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – 1,039 –
Investment transactions in affiliated securities ............................................ 1,633 18 47,199
Futures contracts .......................................................................... – (256) –
Capital gain distribution received from affiliated securities .............................. 4,914 1,415 91,948
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 2,221 –
Investments in affiliated securities ........................................................ 17,624 7,152 495,618
Futures contracts .......................................................................... – 48 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 24,171 11,637 634,765
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,430 $ 14,158 $ 704,745

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 7,305 $ 12,460 $ 6,529
Dividends .................................................................................. – 2,609 –
Interest ..................................................................................... – 106 –
Total Income 7,305 15,175 6,529
Expenses:
Management and investment advisory fees ............................................... 174 675 132
Distribution fees - Class 2 ................................................................. 868 1,406 661
Chief compliance officer expenses ........................................................ – 1 –
Custodian fees ............................................................................. – 1 –
Directors' expenses ........................................................................ 9 14 8
Professional fees .......................................................................... 6 9 6
Shareholder meeting expense ............................................................ 2 2 2
Other expenses ............................................................................ – 2 –
Total Expenses 1,059 2,110 809
Net Investment Income (Loss) 6,246 13,065 5,720
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – 5,207 –
Investment transactions in affiliated securities ............................................ 3,497 191 1,175
Futures contracts .......................................................................... – (4,476) –
Capital gain distribution received from affiliated securities .............................. 12,675 11,107 3,919
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 11,429 –
Investments in affiliated securities ........................................................ 40,824 51,438 26,128
Futures contracts .......................................................................... – 1,487 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 56,996 76,383 31,222
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 63,242 $ 89,448 $ 36,942

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Diversified
International
Account
(a)
Equity Income
Account
Government &
High Quality Bond
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 35 $ 242 $ 93
Dividends .................................................................................. 7,780 19,426 –
Withholding tax ........................................................................... (725) (485) –
Interest ..................................................................................... – – 6,294
Securities lending - net .................................................................... 11 14 1
Total Income 7,101 19,197 6,388
Expenses:
Management and investment advisory fees ............................................... 2,158 3,411 1,149
Distribution fees - Class 2 ................................................................. 3 71 3
Chief compliance officer expenses ........................................................ – 1 –
Custodian fees ............................................................................. 123 19 5
Directors' expenses ........................................................................ 7 18 7
Professional fees .......................................................................... 50 5 11
Shareholder meeting expense ............................................................ 16 – 10
Other expenses ............................................................................ 1 1 –
Total Expenses 2,358 3,526 1,185
Net Investment Income (Loss) 4,743 15,671 5,203
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 561 25,250 176
Foreign currency transactions ............................................................. (140) – –
Futures contracts .......................................................................... – – 271
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 10 , $ 0 and $ 0 , respectively) ....................... 46,443 143,189 8,239
Futures contracts .......................................................................... – – 185
Translation of assets and liabilities in foreign currencies ................................. 2 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts 46,866 168,439 8,871
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 51,609 $ 184,110 $ 14,074
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
International
Emerging Markets
Account
(a)
LargeCap Growth
Account I
(a)
LargeCap S&P 500
Index Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 24 $ 152 $ 693
Dividends .................................................................................. 3,446 2,932 52,169
Withholding tax ........................................................................... (278) (19) –
Interest ..................................................................................... – 2 11
Securities lending - net .................................................................... 2 19 8
Total Income 3,194 3,086 52,881
Expenses:
Management and investment advisory fees ............................................... 1,094 2,999 6,429
Distribution fees - Class 2 ................................................................. 2 5 27
Chief compliance officer expenses ........................................................ – – 3
Custodian fees ............................................................................. 84 25 13
Directors' expenses ........................................................................ 4 11 52
Professional fees .......................................................................... 43 10 7
Shareholder meeting expense ............................................................ 9 18 10
Other expenses ............................................................................ – – 31
Total Gross Expenses 1,236 3,068 6,572
Less: Reimbursement from Manager ..................................................... 131 67 –
Less: Reimbursement from Manager - Class 1 ........................................... 52 41 –
Total Net Expenses 1,053 2,960 6,572
Net Investment Income (Loss) 2,141 126 46,309
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 23 36,888 193,053
Foreign currency transactions ............................................................. (181) – –
Futures contracts .......................................................................... – 461 9,674
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 12,104 79,800 445,133
Investments in affiliated securities ........................................................ – 102 –
Futures contracts .......................................................................... – 13 1,890
Translation of assets and liabilities in foreign currencies ................................. 2 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts 11,948 117,264 649,750
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 14,089 $ 117,390 $ 696,059
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 276 $ 15 $ 61
Dividends .................................................................................. 4,188 7,445 2,843
Withholding tax ........................................................................... – (137) (13)
Interest ..................................................................................... 3 – –
Securities lending - net .................................................................... 1 20 –
Total Income 4,468 7,343 2,891
Expenses:
Management and investment advisory fees ............................................... 977 3,101 943
Distribution fees - Class 2 ................................................................. N/A 48 27
Chief compliance officer expenses ........................................................ – 1 –
Custodian fees ............................................................................. 14 2 3
Directors' expenses ........................................................................ 6 14 6
Professional fees .......................................................................... 12 6 6
Shareholder meeting expense ............................................................ – 29 9
Other expenses ............................................................................ 2 3 –
Total Expenses 1,011 3,204 994
Net Investment Income (Loss) 3,457 4,139 1,897
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 8,706 65,028 9,392
Futures contracts .......................................................................... 1,013 – –
Options and swaptions .................................................................... 3,384 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 38,871 131,244 30,626
Futures contracts .......................................................................... 245 – –
Options and swaptions .................................................................... (325) – –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions 51,894 196,272 40,018
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 55,351 $ 200,411 $ 41,915

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
(a)
Principal LifeTime
2030 Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 820 $ 4,669 $ 4,084
Total Income 820 4,669 4,084
Expenses:
Distribution fees - Class 2 ................................................................. N/A 2 2
Directors' expenses ........................................................................ 3 6 6
Professional fees .......................................................................... 8 8 8
Shareholder meeting expense ............................................................ 3 5 5
Total Expenses 14 21 21
Net Investment Income (Loss) 806 4,648 4,063
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 369 986 462
Capital gain distribution received from affiliated securities .............................. 244 2,309 3,134
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 2,832 22,973 24,435
Net Realized and Unrealized Gain (Loss) on investments 3,445 26,268 28,031
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,251 $ 30,916 $ 32,094
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
(a)
Principal LifeTime
2050 Account
(a)
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,788 $ 764 $ 148
Total Income 1,788 764 148
Expenses:
Distribution fees - Class 2 ................................................................. 1 1 N/A
Directors' expenses ........................................................................ 4 3 3
Professional fees .......................................................................... 8 8 8
Shareholder meeting expense ............................................................ 5 4 2
Total Gross Expenses 18 16 13
Less: Reimbursement from Manager - Class 1 ........................................... – – 7
Total Net Expenses 18 16 6
Net Investment Income (Loss) 1,770 748 142
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ (64) (25) 3
Capital gain distribution received from affiliated securities .............................. 1,904 964 200
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 12,532 6,530 1,153
Net Realized and Unrealized Gain (Loss) on investments 14,372 7,469 1,356
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 16,142 $ 8,217 $ 1,498
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 675 $ 18 $ 16,020
Dividends .................................................................................. – 3,927 –
Total Income 675 3,945 16,020
Expenses:
Management and investment advisory fees ............................................... – 1,389 1,591
Distribution fees - Class 2 ................................................................. N/A 12 288
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. – 3 –
Directors' expenses ........................................................................ 3 6 16
Professional fees .......................................................................... 8 6 7
Shareholder meeting expense ............................................................ 3 11 15
Other expenses ............................................................................ – 1 1
Total Gross Expenses 14 1,428 1,919
Less: Reimbursement from Manager ..................................................... – 31 –
Total Net Expenses 14 1,397 1,919
Net Investment Income (Loss) 661 2,548 14,101
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 10,570 13
Investment transactions in affiliated securities ............................................ (93) – 14,959
Capital gain distribution received from affiliated securities .............................. 124 – 5,877
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 28,328 –
Investments in affiliated securities ........................................................ 2,005 – 90,645
Net Realized and Unrealized Gain (Loss) on investments 2,036 38,898 111,494
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,697 $ 41,446 $ 125,595

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 4,776 $ 7,230 $ 5,411
Total Income 4,776 7,230 5,411
Expenses:
Management and investment advisory fees ............................................... 427 773 429
Distribution fees - Class 2 ................................................................. 57 330 70
Directors' expenses ........................................................................ 6 10 6
Professional fees .......................................................................... 7 7 7
Shareholder meeting expense ............................................................ 6 15 6
Total Expenses 503 1,135 518
Net Investment Income (Loss) 4,273 6,095 4,893
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 2,931 1,618 3,996
Capital gain distribution received from affiliated securities .............................. 1,148 3,995 719
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 18,902 59,644 13,562
Net Realized and Unrealized Gain (Loss) on investments 22,981 65,257 18,277
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,254 $ 71,352 $ 23,170

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account
(a)
SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 6,207 $ 59 $ 82
Dividends .................................................................................. – – 2,455
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 3,811 –
Securities lending - net .................................................................... – 6 43
Total Income 6,207 3,876 2,579
Expenses:
Management and investment advisory fees ............................................... 665 685 1,555
Distribution fees - Class 2 ................................................................. 332 4 15
Custodian fees ............................................................................. – 11 3
Directors' expenses ........................................................................ 9 5 6
Professional fees .......................................................................... 8 11 7
Shareholder meeting expense ............................................................ 18 7 17
Total Gross Expenses 1,032 723 1,603
Less: Reimbursement from Manager - Class 1 ........................................... – 14 –
Total Net Expenses 1,032 709 1,603
Net Investment Income (Loss) 5,175 3,167 976
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 367 12,355
Investment transactions in affiliated securities ............................................ 1,616 – –
Capital gain distribution received from affiliated securities .............................. 5,578 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 2,788 31,227
Investments in affiliated securities ........................................................ 56,229 – –
Net Realized and Unrealized Gain (Loss) on investments 63,423 3,155 43,582
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 68,598 $ 6,322 $ 44,558
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Account Core Plus Bond Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 63,413 $ 60,798 $ 8,756 $ 9,405
Net realized gain (loss) on investments , futures contracts , short sales and swap agreements ........... 15,149 (20,805) 4,484 (4,080)
Change in unrealized appreciation/depreciation of investments , futures contracts , short sales and swap agreements ............................................................................................... 120,981 (48,394) 15,149 (9,640)
Net Increase (Decrease) in Net Assets Resulting from Operations 199,543 (8,401) 28,389 (4,315)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (63,629) (52,158) (10,172) (9,608)
Class 2 .............................................................................................. N/A N/A – (28)
Total Dividends and Distributions (63,629) (52,158) (10,172) (9,636)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 629,823 364,715 50,731 45,295
Class 2 .............................................................................................. N/A N/A 678 485
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A 13,863 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 63,629 52,158 10,172 9,608
Class 2 .............................................................................................. N/A N/A – 28
Dollars redeemed:
Class 1 .............................................................................................. (503,261) (591,027) (120,810) (53,893)
Class 2 .............................................................................................. N/A N/A (1,497) (306)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 190,191 (174,154) (46,863) 1,217
Total Increase (Decrease) 326,105 (234,713) (28,646) (12,734)
Net Assets
Beginning of period ...................................................................................... 2,213,355 2,448,068 281,520 294,254
End of period ............................................................................................
$ 2,539,460 $ 2,213,355 $ 252,874 $ 281,520
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 59,835 35,856 4,480 4,117
Class 2 .............................................................................................. N/A N/A 61 45
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 1,210 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,969 5,216 891 891
Class 2 .............................................................................................. N/A N/A – 3
Shares redeemed:
Class 1 .............................................................................................. (47,091) (58,606) (10,571) (4,899)
Class 2 .............................................................................................. N/A N/A (132) (29)
Net Increase (Decrease) ..................................................................................
18,713 (17,534) (4,061) 128
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Diversified Balanced Managed
Volatility Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 20,392 $ 18,859 $ 3,259 $ 2,782
Net realized gain (loss) on investments .................................................................. 41,502 42,426 6,547 2,547
Change in unrealized appreciation/depreciation of investments ......................................... 110,315 (96,244) 17,624 (10,559)
Net Increase (Decrease) in Net Assets Resulting from Operations 172,209 (34,959) 27,430 (5,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (2,466) (1,603) N/A N/A
Class 2 .............................................................................................. (58,890) (39,311) (5,335) (7,738)
Total Dividends and Distributions (61,356) (40,914) (5,335) (7,738)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 1,350 1,529 N/A N/A
Class 2 .............................................................................................. 9,218 11,925 8,008 7,201
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,466 1,603 N/A N/A
Class 2 .............................................................................................. 58,890 39,311 5,335 7,738
Dollars redeemed:
Class 1 .............................................................................................. (4,004) (6,293) N/A N/A
Class 2 .............................................................................................. (155,027) (141,065) (21,369) (20,810)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (87,107) (92,990) (8,026) (5,871)
Total Increase (Decrease) 23,746 (168,863) 14,069 (18,839)
Net Assets
Beginning of period ...................................................................................... 1,005,212 1,174,075 162,166 181,005
End of period ............................................................................................
$ 1,028,958 $ 1,005,212 $ 176,235 $ 162,166
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 83 97 N/A N/A
Class 2 .............................................................................................. 565 755 648 592
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 155 101 N/A N/A
Class 2 .............................................................................................. 3,699 2,482 429 644
Shares redeemed:
Class 1 .............................................................................................. (248) (398) N/A N/A
Class 2 .............................................................................................. (9,604) (8,911) (1,721) (1,721)
Net Increase (Decrease) ..................................................................................
(5,350) (5,874) (644) (485)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility
Control Account Diversified Growth Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 2,521 $ 1,009 $ 69,980 $ 64,811
Net realized gain (loss) on investments and futures contracts ........................................... 2,216 546 139,147 133,147
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 9,421 (3,893) 495,618 (358,524)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,158 (2,338) 704,745 (160,566)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (2,000) (582) (198,223) (135,495)
Total Dividends and Distributions (2,000) (582) (198,223) (135,495)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 68,215 35,517 21,912 41,392
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 2,000 582 198,223 135,495
Dollars redeemed:
Class 2 .............................................................................................. (3,985) (2,718) (442,824) (338,227)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 66,230 33,381 (222,689) (161,340)
Total Increase (Decrease) 78,388 30,461 283,833 (457,401)
Net Assets
Beginning of period ...................................................................................... 66,983 36,522 3,488,312 3,945,713
End of period ............................................................................................
$ 145,371 $ 66,983 $ 3,772,145 $ 3,488,312
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 6,096 3,315 1,219 2,331
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 178 53 11,142 7,629
Shares redeemed:
Class 2 .............................................................................................. (357) (255) (24,574) (19,246)
Net Increase (Decrease) ..................................................................................
5,917 3,113 (12,213) (9,286)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Managed
Volatility Account
Diversified Growth Volatility
Control Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 6,246 $ 5,363 $ 13,065 $ 5,626
Net realized gain (loss) on investments and futures contracts ........................................... 16,172 5,267 12,029 6,099
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 40,824 (24,370) 64,354 (30,259)
Net Increase (Decrease) in Net Assets Resulting from Operations 63,242 (13,740) 89,448 (18,534)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (10,642) (17,296) (10,290) (3,112)
Total Dividends and Distributions (10,642) (17,296) (10,290) (3,112)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 8,119 15,080 296,797 233,076
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 10,642 17,296 10,290 3,112
Dollars redeemed:
Class 2 .............................................................................................. (42,902) (31,174) (5,534) (1,605)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (24,141) 1,202 301,553 234,583
Total Increase (Decrease) 28,459 (29,834) 380,711 212,937
Net Assets
Beginning of period ...................................................................................... 325,228 355,062 384,706 171,769
End of period ............................................................................................
$ 353,687 $ 325,228 $ 765,417 $ 384,706
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 633 1,210 26,239 21,326
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 825 1,376 901 278
Shares redeemed:
Class 2 .............................................................................................. (3,332) (2,476) (478) (143)
Net Increase (Decrease) ..................................................................................
(1,874) 110 26,662 21,461

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Account
Diversified International
Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 5,720 $ 4,384 $ 4,743 $ 5,381
Net realized gain (loss) on investments and foreign currencies ......................................... 5,094 5,740 421 12,743
Change in unrealized appreciation/depreciation of investments ......................................... 26,128 (15,995) 46,445 (68,991)
Net Increase (Decrease) in Net Assets Resulting from Operations 36,942 (5,871) 51,609 (50,867)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. N/A N/A (16,680) (5,962)
Class 2 .............................................................................................. (10,164) (6,908) – (45)
Total Dividends and Distributions (10,164) (6,908) (16,680) (6,007)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. N/A N/A 16,466 25,975
Class 2 .............................................................................................. 49,724 31,949 282 757
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A 16,680 5,962
Class 2 .............................................................................................. 10,164 6,908 – 45
Dollars redeemed:
Class 1 .............................................................................................. N/A N/A (34,685) (34,901)
Class 2 .............................................................................................. (48,109) (52,882) (2,536) (175)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 11,779 (14,025) (3,793) (2,337)
Total Increase (Decrease) 38,557 (26,804) 31,136 (59,211)
Net Assets
Beginning of period ...................................................................................... 241,331 268,135 235,632 294,843
End of period ............................................................................................
$ 279,888 $ 241,331 $ 266,768 $ 235,632
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. N/A N/A 1,091 1,569
Class 2 .............................................................................................. 3,693 2,474 19 45
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A 1,154 379
Class 2 .............................................................................................. 756 533 – 3
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (2,292) (2,138)
Class 2 .............................................................................................. (3,573) (4,073) (165) (11)
Net Increase (Decrease) ..................................................................................
876 (1,066) (193) (153)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 15,671 $ 15,325 $ 5,203 $ 5,612
Net realized gain (loss) on investments and futures contracts ........................................... 25,250 26,702 447 (4,919)
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 143,189 (78,310) 8,424 1,170
Net Increase (Decrease) in Net Assets Resulting from Operations 184,110 (36,283) 14,074 1,863
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (31,963) (45,062) (6,457) (8,577)
Class 2 .............................................................................................. (1,260) (2,105) – (94)
Total Dividends and Distributions (33,223) (47,167) (6,457) (8,671)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 30,924 58,053 45,780 23,115
Class 2 .............................................................................................. 2,812 2,423 109 587
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 138,113 N/A N/A
Class 2 .............................................................................................. N/A 728 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 31,963 45,062 6,457 8,577
Class 2 .............................................................................................. 1,260 2,105 – 94
Dollars redeemed:
Class 1 .............................................................................................. (102,774) (97,723) (38,035) (47,180)
Class 2 .............................................................................................. (3,271) (4,025) (2,835) (287)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (39,086) 144,736 11,476 (15,094)
Total Increase (Decrease) 111,801 61,286 19,093 (21,902)
Net Assets
Beginning of period ...................................................................................... 661,384 600,098 222,239 244,141
End of period ............................................................................................
$ 773,185 $ 661,384 $ 241,332 $ 222,239
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,185 2,255 4,656 2,427
Class 2 .............................................................................................. 107 94 11 62
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 5,656 N/A N/A
Class 2 .............................................................................................. N/A 30 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,212 1,759 662 922
Class 2 .............................................................................................. 48 83 – 10
Shares redeemed:
Class 1 .............................................................................................. (3,931) (3,796) (3,904) (4,946)
Class 2 .............................................................................................. (127) (157) (289) (30)
Net Increase (Decrease) ..................................................................................
(1,506) 5,924 1,136 (1,555)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
International Emerging
Markets Account LargeCap Growth Account I
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 2,141 $ 1,098 $ 126 $ 253
Net realized gain (loss) on investments , foreign currencies and futures contracts ...................... (158) 2,108 37,349 39,058
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 12,106 (26,211) 79,915 (27,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,089 (23,005) 117,390 11,924
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (3,085) (1,219) (34,797) (23,659)
Class 2 .............................................................................................. – (19) – (197)
Total Dividends and Distributions (3,085) (1,238) (34,797) (23,856)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 10,185 12,049 49,655 40,614
Class 2 .............................................................................................. 300 1,293 1,475 2,908
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A 112,835 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 3,085 1,219 34,797 23,659
Class 2 .............................................................................................. – 19 – 197
Dollars redeemed:
Class 1 .............................................................................................. (17,834) (20,815) (72,723) (58,731)
Class 2 .............................................................................................. (1,909) (294) (5,277) (266)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (6,173) (6,529) 120,762 8,381
Total Increase (Decrease) 4,831 (30,772) 203,355 (3,551)
Net Assets
Beginning of period ...................................................................................... 84,898 115,670 299,298 302,849
End of period ............................................................................................
$ 89,729 $ 84,898 $ 502,653 $ 299,298
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 632 664 1,406 1,205
Class 2 .............................................................................................. 19 70 42 86
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 3,150 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 198 74 1,003 687
Class 2 .............................................................................................. – 1 – 6
Shares redeemed:
Class 1 .............................................................................................. (1,108) (1,137) (2,043) (1,745)
Class 2 .............................................................................................. (121) (17) (148) (9)
Net Increase (Decrease) ..................................................................................
(380) (345) 3,410 230
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Index
Account
LargeCap S&P 500 Managed
Volatility Index Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 46,309 $ 49,484 $ 3,457 $ 3,583
Net realized gain (loss) on investments , futures contracts and options and swaptions .................. 202,727 134,502 13,103 11,285
Change in unrealized appreciation/depreciation of investments , futures contracts and options and swaptions ................................................................................................. 447,023 (278,290) 38,791 (20,990)
Net Increase (Decrease) in Net Assets Resulting from Operations 696,059 (94,304) 55,351 (6,122)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (159,558) (128,550) (18,504) (3,114)
Class 2 .............................................................................................. (807) (322) N/A N/A
Total Dividends and Distributions (160,365) (128,872) (18,504) (3,114)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 242,319 336,816 13,578 24,533
Class 2 .............................................................................................. 6,806 4,642 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 159,558 128,550 18,504 3,114
Class 2 .............................................................................................. 807 322 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (620,303) (428,913) (56,805) (34,782)
Class 2 .............................................................................................. (872) (292) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (211,685) 41,125 (24,723) (7,135)
Total Increase (Decrease) 324,009 (182,051) 12,124 (16,371)
Net Assets
Beginning of period ...................................................................................... 2,385,169 2,567,220 205,655 222,026
End of period ............................................................................................
$ 2,709,178 $ 2,385,169 $ 217,779 $ 205,655
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 12,839 19,434 939 1,872
Class 2 .............................................................................................. 360 255 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 8,551 6,845 1,323 217
Class 2 .............................................................................................. 44 17 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (33,092) (23,083) (3,948) (2,489)
Class 2 .............................................................................................. (47) (16) N/A N/A
Net Increase (Decrease) ..................................................................................
(11,345) 3,452 (1,686) (400)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Account
Principal Capital Appreciation
Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 4,139 $ 1,610 $ 1,897 $ 2,365
Net realized gain (loss) on investments .................................................................. 65,028 91,599 9,392 15,443
Change in unrealized appreciation/depreciation of investments ......................................... 131,244 (126,070) 30,626 (21,803)
Net Increase (Decrease) in Net Assets Resulting from Operations 200,411 (32,861) 41,915 (3,995)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (78,890) (71,720) (14,537) (9,374)
Class 2 .............................................................................................. (2,711) (2,314) (1,192) (592)
Total Dividends and Distributions (81,601) (74,034) (15,729) (9,966)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 16,147 14,347 2,236 3,936
Class 2 .............................................................................................. 241 318 3,206 1,928
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 78,890 71,720 14,537 9,374
Class 2 .............................................................................................. 2,711 2,314 1,192 592
Dollars redeemed:
Class 1 .............................................................................................. (96,550) (83,342) (26,520) (26,219)
Class 2 .............................................................................................. (1,662) (1,283) (1,378) (1,344)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (223) 4,074 (6,727) (11,733)
Total Increase (Decrease) 118,587 (102,821) 19,459 (25,694)
Net Assets
Beginning of period ...................................................................................... 490,075 592,896 137,304 162,998
End of period ............................................................................................
$ 608,662 $ 490,075 $ 156,763 $ 137,304
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 272 254 77 140
Class 2 .............................................................................................. 4 6 109 66
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,395 1,273 509 320
Class 2 .............................................................................................. 48 41 42 21
Shares redeemed:
Class 1 .............................................................................................. (1,633) (1,432) (894) (902)
Class 2 .............................................................................................. (28) (22) (47) (47)
Net Increase (Decrease) ..................................................................................
58 120 (204) (402)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 806 $ 908 $ 4,648 $ 4,533
Net realized gain (loss) on investments .................................................................. 613 1,696 3,295 8,007
Change in unrealized appreciation/depreciation of investments ......................................... 2,832 (3,947) 22,973 (22,610)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,251 (1,343) 30,916 (10,070)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (2,623) (1,991) (12,571) (10,770)
Class 2 .............................................................................................. N/A N/A – (77)
Total Dividends and Distributions (2,623) (1,991) (12,571) (10,847)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 4,033 5,287 36,143 24,719
Class 2 .............................................................................................. N/A N/A 57 847
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,623 1,991 12,571 10,770
Class 2 .............................................................................................. N/A N/A – 77
Dollars redeemed:
Class 1 .............................................................................................. (8,675) (13,890) (48,621) (40,498)
Class 2 .............................................................................................. N/A N/A (1,506) (121)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (2,019) (6,612) (1,356) (4,206)
Total Increase (Decrease) (391) (9,946) 16,989 (25,123)
Net Assets
Beginning of period ...................................................................................... 31,890 41,836 173,486 198,609
End of period ............................................................................................
$ 31,499 $ 31,890 $ 190,475 $ 173,486
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 316 401 2,639 1,791
Class 2 .............................................................................................. N/A N/A 4 60
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 211 156 940 795
Class 2 .............................................................................................. N/A N/A – 6
Shares redeemed:
Class 1 .............................................................................................. (675) (1,058) (3,540) (2,948)
Class 2 .............................................................................................. N/A N/A (109) (9)
Net Increase (Decrease) ..................................................................................
(148) (501) (66) (305)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 4,063 $ 3,489 $ 1,770 $ 1,440
Net realized gain (loss) on investments .................................................................. 3,596 8,790 1,840 3,902
Change in unrealized appreciation/depreciation of investments ......................................... 24,435 (22,990) 12,532 (10,636)
Net Increase (Decrease) in Net Assets Resulting from Operations 32,094 (10,711) 16,142 (5,294)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (12,276) (8,819) (5,351) (3,624)
Class 2 .............................................................................................. – (86) – (35)
Total Dividends and Distributions (12,276) (8,905) (5,351) (3,659)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 38,567 32,095 19,903 14,992
Class 2 .............................................................................................. 193 1,181 158 571
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 12,276 8,819 5,351 3,624
Class 2 .............................................................................................. – 86 – 35
Dollars redeemed:
Class 1 .............................................................................................. (28,880) (33,379) (13,291) (10,786)
Class 2 .............................................................................................. (2,217) (92) (905) (221)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 19,939 8,710 11,216 8,215
Total Increase (Decrease) 39,757 (10,906) 22,007 (738)
Net Assets
Beginning of period ...................................................................................... 142,415 153,321 63,398 64,136
End of period ............................................................................................
$ 182,172 $ 142,415 $ 85,405 $ 63,398
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 3,010 2,454 1,269 953
Class 2 .............................................................................................. 15 92 10 35
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 984 690 350 231
Class 2 .............................................................................................. – 7 – 2
Shares redeemed:
Class 1 .............................................................................................. (2,251) (2,579) (853) (676)
Class 2 .............................................................................................. (172) (7) (57) (14)
Net Increase (Decrease) ..................................................................................
1,586 657 719 531
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 748 $ 682 $ 142 $ 97
Net realized gain (loss) on investments .................................................................. 939 2,171 203 352
Change in unrealized appreciation/depreciation of investments ......................................... 6,530 (5,787) 1,153 (860)
Net Increase (Decrease) in Net Assets Resulting from Operations 8,217 (2,934) 1,498 (411)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (2,861) (2,121) (454) (305)
Class 2 .............................................................................................. – (49) N/A N/A
Total Dividends and Distributions (2,861) (2,170) (454) (305)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 7,098 9,326 4,342 4,605
Class 2 .............................................................................................. 93 604 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,861 2,121 454 305
Class 2 .............................................................................................. – 49 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (6,652) (7,749) (2,358) (5,257)
Class 2 .............................................................................................. (1,155) (354) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions 2,245 3,997 2,438 (347)
Total Increase (Decrease) 7,601 (1,107) 3,482 (1,063)
Net Assets
Beginning of period ...................................................................................... 31,280 32,387 4,649 5,712
End of period ............................................................................................
$ 38,881 $ 31,280 $ 8,131 $ 4,649
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 471 599 312 320
Class 2 .............................................................................................. 6 39 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 196 139 33 22
Class 2 .............................................................................................. – 3 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (442) (492) (168) (362)
Class 2 .............................................................................................. (76) (22) N/A N/A
Net Increase (Decrease) ..................................................................................
155 266 177 (20)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic
Income Account Real Estate Securities Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 661 $ 605 $ 2,548 $ 2,786
Net realized gain (loss) on investments .................................................................. 31 985 10,570 10,389
Change in unrealized appreciation/depreciation of investments ......................................... 2,005 (2,234) 28,328 (19,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,697 (644) 41,446 (6,236)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (1,595) (876) (12,865) (14,247)
Class 2 .............................................................................................. N/A N/A (409) (340)
Total Dividends and Distributions (1,595) (876) (13,274) (14,587)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 7,304 4,140 13,048 11,906
Class 2 .............................................................................................. N/A N/A 2,340 1,190
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,595 876 12,865 14,247
Class 2 .............................................................................................. N/A N/A 409 340
Dollars redeemed:
Class 1 .............................................................................................. (4,386) (7,462) (31,224) (26,990)
Class 2 .............................................................................................. N/A N/A (602) (393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 4,513 (2,446) (3,164) 300
Total Increase (Decrease) 5,615 (3,966) 25,008 (20,523)
Net Assets
Beginning of period ...................................................................................... 20,664 24,630 136,922 157,445
End of period ............................................................................................
$ 26,279 $ 20,664 $ 161,930 $ 136,922
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 609 346 621 611
Class 2 .............................................................................................. N/A N/A 109 61
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 137 75 619 737
Class 2 .............................................................................................. N/A N/A 20 17
Shares redeemed:
Class 1 .............................................................................................. (371) (626) (1,476) (1,376)
Class 2 .............................................................................................. N/A N/A (29) (20)
Net Increase (Decrease) ..................................................................................
375 (205) (136) 30

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 14,101 $ 16,876 $ 4,273 $ 5,257
Net realized gain (loss) on investments .................................................................. 20,849 26,614 4,079 4,053
Change in unrealized appreciation/depreciation of investments ......................................... 90,645 (78,727) 18,902 (15,820)
Net Increase (Decrease) in Net Assets Resulting from Operations 125,595 (35,237) 27,254 (6,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (34,485) (49,734) (7,836) (11,929)
Class 2 .............................................................................................. (6,978) (8,765) (1,118) (1,454)
Total Dividends and Distributions (41,463) (58,499) (8,954) (13,383)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 11,207 18,427 10,371 12,728
Class 2 .............................................................................................. 12,791 9,719 3,994 4,078
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 34,485 49,734 7,836 11,929
Class 2 .............................................................................................. 6,978 8,765 1,118 1,454
Dollars redeemed:
Class 1 .............................................................................................. (102,578) (106,200) (24,553) (31,254)
Class 2 .............................................................................................. (13,398) (10,034) (2,337) (3,360)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (50,515) (29,589) (3,571) (4,425)
Total Increase (Decrease) 33,617 (123,325) 14,729 (24,318)
Net Assets
Beginning of period ...................................................................................... 665,213 788,538 174,746 199,064
End of period ............................................................................................
$ 698,830 $ 665,213 $ 189,475 $ 174,746
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 740 1,191 886 1,055
Class 2 .............................................................................................. 852 630 338 345
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,314 3,318 668 1,026
Class 2 .............................................................................................. 474 591 96 127
Shares redeemed:
Class 1 .............................................................................................. (6,736) (6,846) (2,065) (2,587)
Class 2 .............................................................................................. (895) (654) (199) (282)
Net Increase (Decrease) ..................................................................................
(3,251) (1,770) (276) (316)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 6,095 $ 5,906 $ 4,893 $ 6,420
Net realized gain (loss) on investments .................................................................. 5,613 15,591 4,715 5,776
Change in unrealized appreciation/depreciation of investments ......................................... 59,644 (43,484) 13,562 (15,998)
Net Increase (Decrease) in Net Assets Resulting from Operations 71,352 (21,987) 23,170 (3,802)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (13,076) (16,069) (9,918) (11,234)
Class 2 .............................................................................................. (8,339) (9,631) (1,807) (1,602)
Total Dividends and Distributions (21,415) (25,700) (11,725) (12,836)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 13,665 21,584 11,700 8,441
Class 2 .............................................................................................. 12,305 9,393 5,814 7,676
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A 346 N/A
Class 2 .............................................................................................. N/A N/A 107 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 13,076 16,069 9,918 11,234
Class 2 .............................................................................................. 8,339 9,631 1,807 1,602
Dollars redeemed:
Class 1 .............................................................................................. (33,646) (38,633) (30,930) (42,935)
Class 2 .............................................................................................. (14,790) (9,529) (4,297) (4,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (1,051) 8,515 (5,535) (18,432)
Total Increase (Decrease) 48,886 (39,172) 5,910 (35,070)
Net Assets
Beginning of period ...................................................................................... 307,961 347,133 182,675 217,745
End of period ............................................................................................
$ 356,847 $ 307,961 $ 188,585 $ 182,675
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 719 1,136 937 668
Class 2 .............................................................................................. 654 491 468 613
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 27 N/A
Class 2 .............................................................................................. N/A N/A 8 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 698 847 811 921
Class 2 .............................................................................................. 452 514 149 132
Shares redeemed:
Class 1 .............................................................................................. (1,766) (2,012) (2,464) (3,390)
Class 2 .............................................................................................. (790) (494) (346) (353)
Net Increase (Decrease) ..................................................................................
(33) 482 (410) (1,409)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 5,175 $ 4,190 $ 3,167 $ 3,396
Net realized gain (loss) on investments .................................................................. 7,194 16,667 367 (914)
Change in unrealized appreciation/depreciation of investments ......................................... 56,229 (45,097) 2,788 (759)
Net Increase (Decrease) in Net Assets Resulting from Operations 68,598 (24,240) 6,322 1,723
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (10,497) (12,164) (3,392) (3,250)
Class 2 .............................................................................................. (8,871) (9,663) – (71)
Total Dividends and Distributions (19,368) (21,827) (3,392) (3,321)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 13,010 15,633 32,469 29,747
Class 2 .............................................................................................. 9,949 9,438 1,115 2,906
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 10,497 12,164 3,392 3,250
Class 2 .............................................................................................. 8,871 9,663 – 71
Dollars redeemed:
Class 1 .............................................................................................. (21,196) (26,105) (56,911) (40,805)
Class 2 .............................................................................................. (10,097) (10,070) (5,301) (1,159)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 11,034 10,723 (25,236) (5,990)
Total Increase (Decrease) 60,264 (35,344) (22,306) (7,588)
Net Assets
Beginning of period ...................................................................................... 255,149 290,493 153,158 160,746
End of period ............................................................................................
$ 315,413 $ 255,149 $ 130,852 $ 153,158
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 625 737 12,624 11,770
Class 2 .............................................................................................. 486 448 437 1,153
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 517 589 1,330 1,300
Class 2 .............................................................................................. 443 474 – 28
Shares redeemed:
Class 1 .............................................................................................. (1,024) (1,230) (22,197) (16,117)
Class 2 .............................................................................................. (496) (480) (2,065) (460)
Net Increase (Decrease) ..................................................................................
551 538 (9,871) (2,326)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ................................................................................................................... $ 976 $ 394
Net realized gain (loss) on investments ......................................................................................................... 12,355 28,868
Change in unrealized appreciation/depreciation of investments ................................................................................ 31,227 (48,626)
Net Increase (Decrease) in Net Assets Resulting from Operations 44,558 (19,364)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... (28,785) (13,133)
Class 2 ..................................................................................................................................... (937) (366)
Total Dividends and Distributions (29,722) (13,499)
Capital Share Transactions
Dollars sold:
Class 1 ..................................................................................................................................... 7,971 12,588
Class 2 ..................................................................................................................................... 1,072 866
Dollars issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... 28,785 13,133
Class 2 ..................................................................................................................................... 937 366
Dollars redeemed:
Class 1 ..................................................................................................................................... (29,980) (39,263)
Class 2 ..................................................................................................................................... (475) (750)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 8,310 (13,060)
Total Increase (Decrease) 23,146 (45,923)
Net Assets
Beginning of period ............................................................................................................................. 168,117 214,040
End of period ...................................................................................................................................
$ 191,263 $ 168,117
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 506 732
Class 2 ..................................................................................................................................... 70 50
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... 1,996 716
Class 2 ..................................................................................................................................... 65 20
Shares redeemed:
Class 1 ..................................................................................................................................... (1,890) (2,233)
Class 2 ..................................................................................................................................... (30) (43)
Net Increase (Decrease) .........................................................................................................................
717 (758)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index
Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced
Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility
Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality
Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account,
Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account,
Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth
Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective October 12, 2018, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account pursuant to a plan of reorganization approved by shareholders on October 1, 2018. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (“the Manager”) with similar investment objectives, principal policies, and risks.
The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at
$138,841,000 of Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $138,841,000
($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The net assets of Equity Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity Income Account, Equity Income
Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income,
$54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received and shares issued by Core Plus Bond Account were recorded at fair value.
The net assets of Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The net assets of Core Plus Bond
Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus Bond
Account’s pro forma results of operations for the year ended December 31, 2019, would have been $11,379,000 of net investment income,
$24,559,000 of net realized and unrealized gain on investments, and $35,938,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap Growth
Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap
Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received and shares issued by LargeCap
Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The net assets of LargeCap Growth Account I immediately following the acquisition were $463,880,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the year ended December 31, 2019, would have been $132,000 of net investment income, $134,661,000 of net realized and unrealized gain on investments, and $134,793,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in
LargeCap Growth Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Portfolio acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Portfolio at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset acquired by SAM Flexible Income Portfolio on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The net assets of SAM Flexible Income Portfolio immediately following the acquisition were $186,377,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Portfolio,
SAM Flexible Income Portfolio’s pro forma results of operations for the year ended December 31, 2019, would have been $4,900,000 of net investment income, $18,302,000 of net realized and unrealized gain on investments, and $23,202,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Portfolio’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Core Plus Bond Account Principal LifeTime 2020 Account
Diversified International Account Principal LifeTime 2030 Account
Government & High-Quality Bond Account Principal LifeTime 2040 Account
International Emerging Markets Account Principal LifeTime 2050 Account
LargeCap Growth Account I Short-Term Income Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Security Valuation. Certain of the Accounts, including Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio
(collectively, the “SAM Portfolios”), and Diversified Balanced Account, Diversified Balanced Volatility Control Account, Diversified
Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth
Volatility Control Account, and Diversified Income Account invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc., which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.
The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Accounts’ net asset values, are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of
December 31, 2019:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Distributions from REITs may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Diversified International Account
Euro 18.8%
Japanese Yen 15.2
British Pound Sterling 9.2
Swiss Franc 9.1
Canadian Dollar 8.5
Hong Kong Dollar 5.1
International Emerging Markets Account
Hong Kong Dollar 18.3%
South Korean Won 13.4
Indian Rupee 12.0
New Taiwan Dollar 10.7
Brazilian Real 7.9
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2019, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At
December 31, 2019, Diversified International Account had a deferred tax liability of $10,000 relating to foreign securities.
Recent Accounting Pronouncements.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Accounts adopted the removal and modification of applicable disclosures during the year ended
December 31, 2018 and will adopt the additional disclosures on the effective date of the ASU.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendment as of January 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Accounts.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus
1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of the year ended December 31, 2019.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

During the year ended December 31, 2019, Accounts lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2019, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit during the year ended December 31, 2019 .
Contingent Convertible Securities. Core Plus Bond Account invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Bond Market Index Account
$335 3.21%
Core Plus Bond Account
104 2.77
Diversified Balanced Volatility Control Account
1 2.66
Diversified Growth Volatility Control Account
6 2.66
Diversified International Account
3 2.85
Equity Income Account
16 2.36
Government & High Quality Bond Account
22 2.87
International Emerging Markets Account
1 2.70
LargeCap Growth Account I
17 2.94
LargeCap S&P 500 Index Account
360 3.05
LargeCap S&P 500 Managed Volatility Index Account
87 2.83
MidCap Account
— 2.69
Principal Capital Appreciation Account
5 2.97
Real Estate Securities Account
5 2.59
Short-Term Income Account
25 2.96
SmallCap Account
14 2.80
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Diversified Balanced Volatility Control Account
$12 2.67%
Diversified Growth Volatility Control Account
45 2.58
Diversified International Account
33 2.73
Government & High Quality Bond Account
1 3.00
International Emerging Markets Account
8 2.54
LargeCap S&P 500 Index Account
117 2.93
MidCap Account
79 2.83
Real Estate Securities Account
25 2.35
Short-Term Income Account
4 3.02
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31,
2019, no Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of December 31, 2019, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account. As of December 31, 2019, there were no deposits from counterparty.
Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ 9
Government & High Quality Bond Account 149 — — 149
LargeCap Growth Account I 120 — — 120
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account,
Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year  ended December 31, 2019 , LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase an account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument.
When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that an account as a writer of put options could be required to make is equal to the notional amount multiplied
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account's exposure to the underlying instrument. Purchasing put options tends to decrease an account's exposure to the underlying instrument. An account pays a premium which is included on the account's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at  year end are included in the Accounts' schedules of investments.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the  Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the
Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of December 31, 2019, the Accounts had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests
Market Value Collateral Value
Bond Market Index Account $ 10,142 $ 10,381
Core Plus Bond Account 1,082 1,123
Diversified International Account — —
Equity Income Account 8 9
Government & High Quality Bond Account 2,454 2,514
LargeCap Growth Account I 1,009 1,023
LargeCap S&P 500 Index Account — —
LargeCap S&P 500 Managed Volatility Index Account 39 40
MidCap Account 1,812 1,850
Short-Term Income Account 300 309
SmallCap Account 8,924 9,126
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable. As of December 31, 2019 , the commitments were as follows (amounts in thousands):
Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations.
An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Account entered into swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement),
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Account $ 5 $ –
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2019 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Underlying Funds. The performance and risks of each of the Principal LifeTime Accounts, each of the SAM Portfolios, Diversified Balanced
Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account,
Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found online at www.principalfunds.com.
As of December 31, 2019, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Account
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 99.33%
Equity Income Account 31.70
Government & High Quality Bond Account 41.77
LargeCap S&P 500 Index Account 87.33
LargeCap S&P 500 Managed Volatility Index
Account 100.00
Asset Derivatives December 31, 2019 Liability Derivatives December 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 19
*
Payables, Total distributable earnings (accumulated loss)
$ 81
*
Government & High Quality Bond Account
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 185
*
Payables, Total distributable earnings (accumulated loss)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
December 31, 2019 (amounts in thousands):
Asset Derivatives December 31, 2019 Liability Derivatives December 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap Growth Account I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 11
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 613
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 511
*
Payables, Total distributable earnings (accumulated loss)
$ 295
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (768) $ (207)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 616 $ (381)
Total $ (152) $ (588)
Diversified Balanced Volatility Control Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (256) $ 48
Diversified Growth Volatility Control Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (4,476) $ 1,487
Government & High Quality Bond Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 271 $ 185
LargeCap Growth Account I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 461 $ 13
LargeCap S&P 500 Index Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 9,674 $ 1,890
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions/Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ 451 $ 314
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 6,550
Interest Rate Contracts Futures - Long 6,579
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Contract Type Derivative Type Average Notional
Core Plus Bond Account (continued)
Futures - Short $ 9,549
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Short 8,362
LargeCap Growth Account I
Equity Contracts Futures - Long 3,064
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 22,620
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts Futures - Long 2,011
Purchased Options 37
Written Options 37
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2019 in valuing the Accounts' securities carried at value (amounts in thousands):
Account
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 810,926 $ — $ 810,926
Investment Companies 111,71 0 — — 111,71 0
Municipal Bonds* — 18,822 — 18,822
U.S. Government & Government Agency Obligations* — 1,664,599 — 1,664,599
Total investments in securities $ 111,71 0 $ 2,494,347 $ — $ 2,606,05 7
Core Plus Bond Account
Bonds* — 145,973 — 145,973
Investment Companies 16,605 — — 16,605
Preferred Stocks
Consumer, Non-cyclical — — 5 5
Senior Floating Rate Interests* — 2,317 — 2,317
U.S. Government & Government Agency Obligations* — 103,902 — 103,902
Total investments in securities $ 16,605 $ 252,192 $ 5 $ 268,802
Assets
Interest Rate Contracts
Futures** 19 — — 19
Liabilities
Interest Rate Contracts
Futures** (81) — — (81)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Account
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Account
Bonds* $ — $ 2 $ — $ 2
Investment Companies 1,029,217 — — 1,029,217
Preferred Stocks
Consumer, Non-cyclical — — — —
Total investments in securities $ 1,029,217 $ 2 $ — $ 1,029,219
Diversified Balanced Managed Volatility Account
Investment Companies 176,286 — — 176,286
Total investments in securities $ 176,286 $ — $ — $ 176,286
Diversified Balanced Volatility Control Account
Investment Companies 145,78 8 — — 145,788
Total investments in securities $ 145,788 $ — $ — $ 145,788
Diversified Growth Account
Investment Companies 3,773,120 — — 3,773,120
Total investments in securities $ 3,773,120 $ — $ — $ 3,773,120
Diversified Growth Managed Volatility Account
Investment Companies 353,783 — — 353,783
Total investments in securities $ 353,783 $ — $ — $ 353,783
Diversified Growth Volatility Control Account
Investment Companies 767,199 — — 767, 199
Total investments in securities $ 767,199 $ — $ — $ 767,199
Diversified Income Account
Investment Companies 279,966 — — 279,96 6
Total investments in securities $ 279,966 $ — $ — $ 279,966
Diversified International Account
Common Stocks
Basic Materials 2,516 7,701 — 10,217
Communications 6,295 15,178 — 21,473
Consumer, Cyclical 4,444 40,563 — 45,007
Consumer, Non-cyclical 1,812 40,746 — 42,558
Energy 7,309 10,643 — 17,952
Financial 16,894 50,784 — 67,678
Industrial 4,160 19,224 — 23,384
Technology 2,929 25,040 — 27,969
Utilities — 6,443 — 6,443
Investment Companies 2,370 — — 2,370
Preferred Stocks 1,110 — — 1,110
Total investments in securities $ 49,839 $ 216,322 $ — $ 266,161
Equity Income Account
Common Stocks* 757,246 — — 757,246
Investment Companies 14,857 — — 14,857
Total investments in securities $ 772,103 $ — $ — $ 772,103
Government & High Quality Bond Account
Bonds* — 67,340 — 67,340
Investment Companies 9,160 — — 9,160
U.S. Government & Government Agency Obligations* — 168,35 8 — 168,35 8
Total investments in securities $ 9,160 $ 235,69 8 $ — $ 244,85 8
Assets
Interest Rate Contracts
Futures** 185 — — 185
International Emerging Markets Account
Common Stocks
Basic Materials 1,647 2,319 — 3,966
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Account
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Account
Communications $ 9,064 $ 8,958 $ — $ 18,022
Consumer, Cyclical 1,981 3,840 — 5,821
Consumer, Non-cyclical 807 4,887 — 5,694
Energy 1,186 7,480 — 8,666
Financial 4,257 18,957 — 23,214
Industrial — 6,173 — 6,173
Technology 1,175 12,515 — 13,690
Utilities — 1,325 — 1,325
Investment Companies 637 — — 637
Preferred Stocks 2,038 — — 2,038
Total investments in securities $ 22,792 $ 66,454 $ — $ 89,246
LargeCap Growth Account I
Common Stocks
Basic Materials 8,595 — — 8,595
Communications 106,013 — — 106,013
Consumer, Cyclical 32,548 — — 32,548
Consumer, Non-cyclical 134,438 — — 134,438
Energy 1,475 — — 1,475
Financial 37,610 — — 37,610
Industrial 44,838 — — 44,838
Technology 121,307 90 — 121,397
Utilities 4,720 — — 4,720
Convertible Preferred Stocks
Communications — — 631 631
Investment Companies 6,558 — — 6,558
Preferred Stocks
Communications — 119 — 119
Consumer, Cyclical — 657 — 657
Technology — 209 177 386
Total investments in securities $ 498,102 $ 1,075 $ 808 $ 499,985
Assets
Equity Contracts
Futures** 11 — — $ 11
LargeCap S&P 500 Index Account
Common Stocks* 2,672,864 — — 2,672,864
Investment Companies 39,806 — — 39,806
Total investments in securities $ 2,712,670 $ — $ — $ 2,712,670
Assets
Equity Contracts
Futures** 613 — — 613
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 203,864 — — 203,864
Investment Companies 14,171 — — 14,171
Purchased Options 458 — — 458
Total investments in securities $ 218,493 $ — $ — $ 218,493
Assets
Equity Contracts
Futures** 53 — — 53
Liabilities
Equity Contracts
Written Options (295) — — (295)
MidCap Account
Common Stocks
Basic Materials 4,177 — — 4,177
Communications 67,320 — — 67,320
Consumer, Cyclical 134,831 — — 134,831
Consumer, Non-cyclical 70,628 147 — 70,775
Financial 170,739 — — 170,739
Industrial 78,697 — — 78,697
Technology 67,464 — — 67,464
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Account
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account
Utilities $ 12,320 $ — $ — $ 12,320
Investment Companies 2,102 — — 2,102
Total investments in securities $ 608,278 $ 147 $ — $ 608,425
Principal Capital Appreciation Account
Common Stocks* 154,351 — — 154,351
Investment Companies 2,945 — — 2,945
Total investments in securities $ 157,296 $ — $ — $ 157,296
Principal LifeTime 2010 Account
Investment Companies 31,505 — — 31,505
Total investments in securities $ 31,505 $ — $ — $ 31,505
Principal LifeTime 2020 Account
Investment Companies 190,480 — — 190,480
Total investments in securities $ 190,480 $ — $ — $ 190,480
Principal LifeTime 2030 Account
Investment Companies 182,178 — — 182,178
Total investments in securities $ 182,178 $ — $ — $ 182,178
Principal LifeTime 2040 Account
Investment Companies 85,410 — — 85,410
Total investments in securities $ 85,410 $ — $ — $ 85,410
Principal LifeTime 2050 Account
Investment Companies 38,887 — — 38,887
Total investments in securities $ 38,887 $ — $ — $ 38,887
Principal LifeTime 2060 Account
Investment Companies 8,136 — — 8,136
Total investments in securities $ 8,136 $ — $ — $ 8,136
Principal LifeTime Strategic Income Account
Investment Companies 26,285 — — 26,285
Total investments in securities $ 26,285 $ — $ — $ 26,285
Real Estate Securities Account
Common Stocks* 160,191 — — 160,191
Investment Companies 1,13 0 — — 1,13 0
Total investments in securities $ 161,32 1 $ — $ — $ 161,32 1
SAM Balanced Portfolio
Investment Companies 698,192 — — 698,192
Total investments in securities $ 698,192 $ — $ — $ 698,192
SAM Conservative Balanced Portfolio
Investment Companies 189,384 — — 189,384
Total investments in securities $ 189,384 $ — $ — $ 189,384
SAM Conservative Growth Portfolio
Investment Companies 356,53 4 — — 356,53 4
Total investments in securities $ 356,53 4 $ — $ — $ 356,53 4
SAM Flexible Income Portfolio
Investment Companies 188,444 — — 188,444
Total investments in securities $ 188,444 $ — $ — $ 188,444
SAM Strategic Growth Portfolio
Investment Companies 315,191 — — 315,191
Total investments in securities $ 315,191 $ — $ — $ 315,191
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:
Account
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Short-Term Income Account
Bonds* $ — $ 118,831 $ — $ 118,831
Investment Companies 4,753 — — 4,753
U.S. Government & Government Agency Obligations* — 5,706 — 5,706
Total investments in securities $ 4,753 $ 124,537 $ — $ 129,290
SmallCap Account
Common Stocks* 188,262 — — 188,262
Investment Companies 12,294 — — 12,294
Total investments in securities $ 200,556 $ — $ — $ 200,556
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .90 .85 .80 .75 .70
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account 1.25 1.20 1.15 1.10 1.05
Net Assets of Account (in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Account (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, which expired April 30, 2019, were as follows:
The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
*Period from June 10, 2019 through December 31, 2019. Prior to June 10, 2019, there was no contractual limit.
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2020.
All Net Assets
Bond Market Index Account (Effective July 1, 2019) .14%
Bond Market Index Account (Prior to July 1, 2019) .25
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index
Account
.45
Period from January 1, 2019 through April 30, 2019
Class 1 Class 2
SAM Balanced Portfolio .86% 1.11%
SAM Conservative Balanced Portfolio .84 1.09
SAM Conservative Growth Portfolio .99 1.24
SAM Strategic Growth Portfolio .99 1.24
Period from January 1, 2019 through December 31, 2019
Expiration
Bond Market Index Account .100% June 30, 2019
International Emerging Markets Account .150 April 30, 2020
LargeCap Growth Account I .016 April 30, 2020
Real Estate Securities Account .020 April 30, 2020
Period from January 1, 2019 through December 31, 2019
Class 1 Class 2 Expiration
Diversified Balanced Managed Volatility Account N/A .31% April 30, 2020
Diversified Balanced Volatility Control Account N/A .39 April 30, 2020
Diversified Growth Managed Volatility Account N/A .31 April 30, 2020
Diversified Growth Volatility Control Account N/A .39 April 30, 2019
International Emerging Markets Account 1.20% N/A April 30, 2020
LargeCap Growth Account I .69* N/A April 30, 2021
Principal LifeTime 2060 Account .10 N/A April 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2019, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
Expense Limit
Class 2
Diversified Balanced Account .31%
Diversified Growth Account .31
Diversified Income Account .31
Class 1 Class 2
Bond Market Index Account 1,578 N/A
Core Plus Bond Account 21,420 N/A
Diversified Balanced Account 2,463 59,723
Diversified Balanced Managed Volatility Account N/A 13,653
Diversified Balanced Volatility Control Account N/A 12,411
Diversified Growth Account N/A 201,868
Diversified Growth Managed Volatility Account N/A 26,141
Diversified Growth Volatility Control Account N/A 63,775
Diversified Income Account N/A 20,251
Diversified International Account 16,770 N/A
Equity Income Account 13,465 274
Government & High Quality Bond Account 13,958 N/A
International Emerging Markets Account 5,237 N/A
LargeCap Growth Account I 13,082 N/A
LargeCap S&P 500 Index Account 16,215 793
MidCap Account 9,631 N/A
Principal Capital Appreciation Account 4,008 174
Principal LifeTime 2010 Account 2,470 N/A
Principal LifeTime 2020 Account 13,704 N/A
Principal LifeTime 2030 Account 13,883 N/A
Principal LifeTime 2040 Account 5,267 N/A
Principal LifeTime 2050 Account 2,495 N/A
Principal LifeTime 2060 Account 554 N/A
Principal LifeTime Strategic Income Account 2,204 N/A
Real Estate Securities Account 7,215 283
SAM Balanced Portfolio 33,876 1,474
SAM Conservative Balanced Portfolio 13,166 742
SAM Conservative Growth Portfolio 9,258 798
SAM Flexible Income Portfolio 12,004 1,354
SAM Strategic Growth Portfolio 7,316 456
Short-Term Income Account 50,051 N/A
SmallCap Account 11,789 161
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

6. Capital Share Transactions
The following table reflects the conversion of Class 2 shares into Class 1 shares (reflected in the statements of changes in net assets as Class 2 shares and dollars redeemed and Class 1 dollars sold) for the year ended December 31, 2019 (amounts in thousands).
7. Investment Transactions
For the year ended December 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
Shares Dollars
Core Plus Bond Account 129 $ 1,465
Diversified International Account 147 2,256
Government & High-Quality Bond Account 274 2,691
International Emerging Markets Account 117 1,851
LargeCap Growth Account I 145 5,163
Principal LifeTime 2020 Account 105 1,447
Principal LifeTime 2030 Account 167 2,145
Principal LifeTime 2040 Account 57 895
Principal LifeTime 2050 Account 75 1,139
Short-Term Income Account 1,570 4,045
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Account $ 1,229,319 $ 1,189,109 $ 26,556 $ 16,952
Core Plus Bond Account 314,001 390,801 — —
Diversified Balanced Account 174,616 282,589 — —
Diversified Balanced Managed Volatility
Account 36,535 41,718 — —
Diversified Balanced Volatility Control
Account 114,222 32,957 — —
Diversified Growth Account 591,089 850,022 — —
Diversified Growth Managed Volatility
Account 65,235 81,090 — —
Diversified Growth Volatility Control
Account 584,688 197,733 — —
Diversified Income Account 78,766 67,500 — —
Diversified International Account 109,529 125,549 — —
Equity Income Account 127,487 187,915 — —
Government & High Quality Bond Account 44,384 35,508 — —
International Emerging Markets Account 96,964 103,223 — —
LargeCap Growth Account I 124,048 149,167 — —
LargeCap S&P 500 Index Account 87,074 378,636 — —
LargeCap S&P 500 Managed Volatility
Index Account 7,749 41,146 — —
MidCap Account 60,288 137,847 — —
Principal Capital Appreciation Account 43,488 62,366 — —
Principal LifeTime 2010 Account 19,492 23,081 — —
Principal LifeTime 2020 Account 98,785 105,754 — —
Principal LifeTime 2030 Account 73,925 59,064 — —
Principal LifeTime 2040 Account 31,161 21,621 — —
Principal LifeTime 2050 Account 10,025 8,927 — —
Principal LifeTime 2060 Account 4,860 2,533 — —
Principal LifeTime Strategic Income
Account 20,03 4 16,3 27 — —
Real Estate Securities Account 30,114 43,179 — —
SAM Balanced Portfolio 158,511 231,169 — —
SAM Conservative Balanced Portfolio 57,00 7 63,78 6 — —
SAM Conservative Growth Portfolio 54,181 66,602 — —
SAM Flexible Income Portfolio 69,2 61 79,81 2 — —
SAM Strategic Growth Portfolio 61,004 58,371 — —
Short-Term Income Account 65,761 96,500 — —
SmallCap Account 63,560 83,999 — —

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

For the year ended December 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2019 and December
31, 2018 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Account $ 1,197,434 $ 1,063,983 $ 5,197 $ 3,353
Core Plus Bond Account 142,038 141,438 — —
Government & High Quality Bond Account 8,139 14,324 — —
Short-Term Income Account 6,820 5,777 — —
Ordinary Income
Long-Term
Capital Gain* Section 1250 Gain^
2019 2018 2019 2018 2019 2018
Bond Market Index Account $ 63,629 $ 52,158 $ — $ — $ — $ —
Core Plus Bond Account 10,172 9,636 — — — —
Diversified Balanced Account 19,161 28,469 42,195 12,445 — —
Diversified Balanced Managed Volatility
Account 2,985 6,912 2,350 826 — —
Diversified Balanced Volatility Control
Account 1,239 434 761 148 — —
Diversified Growth Account 66,048 106,005 132,175 29,490 — —
Diversified Growth Managed Volatility
Account 6,096 15,420 4,546 1,876 — —
Diversified Growth Volatility Control
Account 5,625 2,237 4,665 875 — —
Diversified Income Account 4,545 5,794 5,619 1,114 — —
Diversified International Account 4,159 6,007 12,521 — — —
Equity Income Account 16,637 13,448 16,586 33,719 — —
Government & High Quality Bond
Account 6,457 8,671 — — — —
International Emerging Markets Account 802 1,238 2,283 — — —
LargeCap Growth Account I 230 452 34,567 23,404 — —
LargeCap S&P 500 Index Account 48,899 45,501 111,466 83,371 — —
LargeCap S&P 500 Managed Volatility
Index Account 3,588 3,114 14,916 — — —
MidCap Account 1,707 1,796 79,894 72,238 — —
Principal Capital Appreciation Account 2,602 1,753 13,127 8,213 — —
Principal LifeTime 2010 Account 911 1,158 1,712 833 — —
Principal LifeTime 2020 Account 4,556 5,625 8,015 5,222 — —
Principal LifeTime 2030 Account 3,601 4,192 8,675 4,713 — —
Principal LifeTime 2040 Account 1,500 1,460 3,851 2,199 — —
Principal LifeTime 2050 Account 719 834 2,142 1,336 — —
Principal LifeTime 2060 Account 129 124 325 181 — —
Principal LifeTime Strategic Income
Account 609 631 986 245 — —
Real Estate Securities Account 3,501 2,980 9,349 11, 385 424 222
SAM Balanced Portfolio 17,364 24,236 24,099 34,263 — —
SAM Conservative Balanced Portfolio 5,316 6,540 3,638 6,843 — —
SAM Conservative Growth Portfolio 5,992 10,266 15,423 15,434 — —
SAM Flexible Income Portfolio 6,506 8,176 5,219 4,660 — —
SAM Strategic Growth Portfolio 4,270 7,336 15,098 14,491 — —
Short-Term Income Account 3,392 3,321 — — — —
SmallCap Account 6,293 1,441 23,429 12,058 — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $257 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2019, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Bond Market Index Account $ 66,615 $ — $ (19,606) $ 81,130 $ — $ 128,139
Core Plus Bond Account 9,502 — (3,611) 5,284 10 11,185
Diversified Balanced Account 24,554 29,766 — 267,411 — 321,731
Diversified Balanced Managed Volatility
Account 3,789 6,024 — 21,888 — 31,701
Diversified Balanced Volatility Control
Account 3,187 1,296 — 6,119 — 10,602
Diversified Growth Account 80,730 110,068 — 1,018,575 — 1,209,373
Diversified Growth Managed Volatility
Account 7,461 14,948 — 52,309 — 74,718
Diversified Growth Volatility Control Account 17,486 9,310 — 38,627 — 65,423
Diversified Income Account 6,760 4,036 — 38,785 — 49,581
Diversified International Account 6,492 — (272) 47,862 — 54,082
Equity Income Account 16,244 19,472 — 326,401 — 362,117
Government & High Quality Bond Account 5,986 — (9,021) 1,107 (32) (1,960)
International Emerging Markets Account 1,960 — (69) 13,188 — 15,079
LargeCap Growth Account I 3,033 29,010 — 167,090 — 199,133
LargeCap S&P 500 Index Account 51,949 159,289 — 1,132,371 — 1,343,609
LargeCap S&P 500 Managed Volatility Index
Account 3,480 4,869 — 68,506 (9,057) 67,798
MidCap Account 3,538 53,798 — 231,016 — 288,352
Principal Capital Appreciation Account 2,352 6,711 — 70,749 — 79,812
Principal LifeTime 2010 Account 885 509 — 2,432 — 3,826
Principal LifeTime 2020 Account 5,530 2,328 — 20,065 — 27,923
Principal LifeTime 2030 Account 4,177 3,255 — 19,051 — 26,483
Principal LifeTime 2040 Account 1,821 1,789 — 9,332 — 12,942
Principal LifeTime 2050 Account 789 889 — 5,116 — 6,794
Principal LifeTime 2060 Account 151 195 — 702 — 1,048
Principal LifeTime Strategic Income Account 686 — — 1,695 — 2,381
Real Estate Securities Account 2,828^ 7,881 — 44,053 — 54,762
SAM Balanced Portfolio 14,661 19,995 — 132,710 — 167,366
SAM Conservative Balanced Portfolio 4,482 3,128 — 22,888 — 30,498
SAM Conservative Growth Portfolio 6,331 5,240 — 68,824 — 80,395
SAM Flexible Income Portfolio 5,110 3,760 — 15,026 — 23,896
SAM Strategic Growth Portfolio 5,533 7,048 — 49,410 — 61,991
Short-Term Income Account 3,165 — (656) 1,600 (6) 4,103
SmallCap Account 999 12,319 — 25,091 — 38,409
Short-Term Long-Term Total
Bond Market Index Account $ — $ 19,606 $ 19,606
Core Plus Bond Account 157 3,454 3,611
Diversified International Account 272 — 272
Government & High Quality Bond
Account 515 8,506 9,021
International Emerging Markets
Account 69 — 69
Short-Term Income Account — 656 656
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2019, the following accounts had utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2019, the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2019, the Accounts recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At December 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
Utilized
Bond Market Index Account $ 10,914
Core Plus Bond Account 3,194
SAM Flexible Income Portfolio 4
Short-Term Income Account 333
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (7,476) $ 7,476
Diversified Growth Account (18,135) 18,135
Equity Income Account (4,802) 4,802
LargeCap Growth Account I (6,036) 6,036
LargeCap S&P 500 Index Account (40,558) 40,558
LargeCap S&P 500 Managed Volatility Index Account (671) 671
MidCap Account (11,336) 11,336
Principal Capital Appreciation Account (2,189) 2,189
Real Estate Securities Account (2,323) 2,323
SAM Flexible Income Portfolio (4) 4
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Bond Market Index Account $ 87,890 $ (6,760) $ 81,130 $ 2,524,927
Core Plus Bond Account 8,900 (3,616) 5,284 263,456
Diversified Balanced Account 268,054 (643) 267,411 761,808
Diversified Balanced Managed Volatility Account 22,023 (135) 21,888 154,398
Diversified Balanced Volatility Control Account 7,011 (893) 6,118 139,670
Diversified Growth Account 1,024,493 (5,918) 1,018,575 2,754,545
Diversified Growth Managed Volatility Account 52,673 (365) 52,308 301,475
Diversified Growth Volatility Control Account 43,397 (4,770) 38,627 728,572
Diversified Income Account 39,243 (458) 38,785 241,181
Diversified International Account 52,398 (4,520) 47,878 218,283
Equity Income Account 334,776 (8,375) 326,401 445,702
Government & High Quality Bond Account 5,283 (4,176) 1,107 243,936
International Emerging Markets Account 15,754 (2,568) 13,186 76,060
LargeCap Growth Account I 171,553 (4,462) 167,091 332,905
LargeCap S&P 500 Index Account 1,224,453 (92,082) 1,132,371 1,580,912
LargeCap S&P 500 Managed Volatility Index Account 76,315 (7,809) 68,506 149,745
MidCap Account 239,307 (8,291) 231,016 377,409
Principal Capital Appreciation Account 72,190 (1,441) 70,749 86,547
Principal LifeTime 2010 Account 2,874 (443) 2,431 29,074
Principal LifeTime 2020 Account 23,986 (3,921) 20,065 170,415
Principal LifeTime 2030 Account 21,834 (2,783) 19,051 163,127
Principal LifeTime 2040 Account 10,721 (1,389) 9,332 76,078
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal LifeTime 2050 Account $ 5,767 $ (651) $ 5,116 $ 33,771
Principal LifeTime 2060 Account 836 (134) 702 7,434
Principal LifeTime Strategic Income Account 1,947 (252) 1,695 24,590
Real Estate Securities Account 45,200 (1,147) 44,053 117,268
SAM Balanced Portfolio 134,901 (2,192) 132,709 565,483
SAM Conservative Balanced Portfolio 24,438 (1,550) 22,888 166,496
SAM Conservative Growth Portfolio 69,884 (1,060) 68,824 287,710
SAM Flexible Income Portfolio 16,846 (1,820) 15,026 173,418
SAM Strategic Growth Portfolio 50,957 (1,548) 49,409 265,782
Short-Term Income Account 1,981 (382) 1,599 127,691
SmallCap Account 41,597 (16,506) 25,091 175,465
8. Federal Tax Information (continued)

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 4.40% Shares Held Value (000's)
Exchange-Traded Funds - 1.07%
iShares MBS ETF 251,968 $ 27,22 7
Money Market Funds - 3.33%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,590,832 2,591
Principal Government Money Market Fund
1.41%
(a),(b),(c)
81,892,179 81,892
$ 84,48 3
TOTAL INVESTMENT COMPANIES $ 111,71 0
BONDS - 31.93%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
3.75%, 10/01/2021 $ 300 $ 309
5.40%, 10/01/2048 300 368
$ 677
Aerospace & Defense - 0.59%
Boeing Co/The
1.88%, 06/15/2023 500 497
2.30%, 08/01/2021 100 101
2.70%, 02/01/2027 700 710
2.80%, 03/01/2024 600 614
2.95%, 02/01/2030 170 174
3.25%, 02/01/2035 170 174
3.50%, 03/01/2039 600 620
3.75%, 02/01/2050 235 250
3.95%, 08/01/2059 315 336
5.88%, 02/15/2040 154 204
Embraer Netherlands Finance BV
5.05%, 06/15/2025 300 329
General Dynamics Corp
2.13%, 08/15/2026 350 347
2.25%, 11/15/2022 15 15
3.38%, 05/15/2023 300 313
3.50%, 05/15/2025 300 321
3.75%, 05/15/2028 300 330
L3Harris Technologies Inc
2.90%, 12/15/2029 60 61
3.83%, 04/27/2025 500 534
4.95%, 02/15/2021
(d)
277 284
Lockheed Martin Corp
3.35%, 09/15/2021 102 105
3.55%, 01/15/2026 240 257
3.60%, 03/01/2035 350 383
3.80%, 03/01/2045 25 28
4.07%, 12/15/2042 47 54
4.09%, 09/15/2052 389 456
4.70%, 05/15/2046 25 32
Northrop Grumman Corp
2.55%, 10/15/2022 380 386
3.20%, 02/01/2027 500 520
3.50%, 03/15/2021 277 282
3.85%, 04/15/2045 500 539
4.03%, 10/15/2047 25 28
Raytheon Co
4.88%, 10/15/2040 154 193
Rockwell Collins Inc
3.50%, 03/15/2027 325 345
4.35%, 04/15/2047 40 47
4.80%, 12/15/2043 460 553
Spirit AeroSystems Inc
3.95%, 06/15/2023 250 258
4.60%, 06/15/2028 300 317
United Technologies Corp
1.95%, 11/01/2021 80 80
2.30%, 05/04/2022 600 605
3.10%, 06/01/2022 530 544
3.65%, 08/16/2023 450 474
3.75%, 11/01/2046 30 33
4.05%, 05/04/2047 300 344
4.13%, 11/16/2028 435 489
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp   (continued)
4.15%, 05/15/2045 $ 40 $ 46
4.50%, 06/01/2042 600 719
4.63%, 11/16/2048 210 263
5.70%, 04/15/2040 51 69
6.13%, 07/15/2038 18 25
6.70%, 08/01/2028 175 227
$ 14,915
Agriculture - 0.34%
Altria Group Inc
2.85%, 08/09/2022 40 41
3.88%, 09/16/2046 60 55
4.00%, 01/31/2024 350 371
4.25%, 08/09/2042 750 750
4.75%, 05/05/2021 163 169
4.80%, 02/14/2029 340 379
5.80%, 02/14/2039 380 447
6.20%, 02/14/2059 310 369
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 863
BAT Capital Corp
2.76%, 08/15/2022 580 589
2.79%, 09/06/2024 245 246
3.46%, 09/06/2029 245 248
3.56%, 08/15/2027 550 562
4.54%, 08/15/2047 325 327
Philip Morris International Inc
1.88%, 02/25/2021 70 70
2.38%, 08/17/2022 30 30
2.75%, 02/25/2026 310 314
2.90%, 11/15/2021 381 388
3.25%, 11/10/2024 30 32
3.38%, 08/11/2025 375 394
4.13%, 03/04/2043 300 322
4.25%, 11/10/2044 30 33
4.38%, 11/15/2041 61 68
4.50%, 03/20/2042 400 455
4.88%, 11/15/2043 35 42
Reynolds American Inc
4.45%, 06/12/2025 250 269
4.85%, 09/15/2023 350 380
5.70%, 08/15/2035 25 29
5.85%, 08/15/2045 415 476
$ 8,718
Airlines - 0.04%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 291 306
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 170 175
Delta Air Lines Inc
2.90%, 10/28/2024 155 155
3.75%, 10/28/2029 155 155
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 155 163
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 80 80
$ 1,034
Apparel - 0.03%
NIKE Inc
2.25%, 05/01/2023 200 203
3.38%, 11/01/2046 350 370
3.63%, 05/01/2043 200 217
$ 790

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 0.20%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 $ 1,500 $ 1,512
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 596 595
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 941 944
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 591 593
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,519
$ 5,163
Automobile Manufacturers - 0.54%
American Honda Finance Corp
1.70%, 09/09/2021 30 30
1.95%, 05/20/2022 155 156
2.05%, 01/10/2023 490 492
2.15%, 09/10/2024 445 445
Daimler Finance North America LLC
8.50%, 01/18/2031 127 189
Ford Motor Co
5.29%, 12/08/2046 380 362
7.45%, 07/16/2031 125 149
Ford Motor Credit Co LLC
3.34%, 03/18/2021 1,000 1,007
4.25%, 09/20/2022 200 207
4.54%, 08/01/2026 890 911
5.11%, 05/03/2029 500 515
5.60%, 01/07/2022 600 632
5.88%, 08/02/2021 400 419
General Motors Co
4.88%, 10/02/2023 25 27
5.00%, 10/01/2028 400 436
5.00%, 04/01/2035 200 207
5.40%, 04/01/2048 360 373
6.75%, 04/01/2046 25 29
General Motors Financial Co Inc
3.20%, 07/06/2021 330 335
3.25%, 01/05/2023 400 409
3.45%, 01/14/2022 30 31
3.45%, 04/10/2022 325 332
3.55%, 07/08/2022 500 515
3.70%, 05/09/2023 325 335
4.30%, 07/13/2025 325 347
4.35%, 01/17/2027 30 31
4.38%, 09/25/2021 330 342
5.10%, 01/17/2024 500 543
5.25%, 03/01/2026 1,020 1,131
PACCAR Financial Corp
3.10%, 05/10/2021 300 305
Toyota Motor Corp
3.67%, 07/20/2028 200 220
Toyota Motor Credit Corp
1.80%, 10/07/2021 400 400
2.00%, 10/07/2024
(e)
165 165
2.25%, 10/18/2023 350 353
3.30%, 01/12/2022 77 79
3.35%, 01/08/2024 400 420
3.45%, 09/20/2023 400 421
3.65%, 01/08/2029 400 438
$ 13,738
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025 500 523
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 5.93%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 $ 250 $ 251
2.30%, 06/01/2021 310 312
2.63%, 05/19/2022 250 254
Banco Santander SA
3.13%, 02/23/2023 600 612
Bank of America Corp
2.46%, 10/22/2025
(f)
310 312
3 Month USD LIBOR + 0.87%
2.63%, 04/19/2021 750 757
2.82%, 07/21/2023
(f)
500 508
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(f)
1,389 1,421
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(f)
500 510
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(f)
335 347
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 42
3.30%, 01/11/2023 330 341
3.37%, 01/23/2026
(f)
500 523
3 Month USD LIBOR + 0.81%
3.42%, 12/20/2028
(f)
1,041 1,093
3 Month USD LIBOR + 1.04%
3.50%, 05/17/2022
(f)
300 306
3 Month USD LIBOR + 0.63%
3.50%, 04/19/2026 795 846
3.59%, 07/21/2028
(f)
500 530
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 429
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 316
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 32
3.95%, 04/21/2025 830 886
3.97%, 02/07/2030
(f)
1,000 1,098
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 537
4.18%, 11/25/2027 560 607
4.20%, 08/26/2024 25 27
4.27%, 07/23/2029
(f)
360 400
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 374
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 37
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 33
5.70%, 01/24/2022 580 622
5.88%, 02/07/2042 228 324
7.75%, 05/14/2038 250 394
Bank of America NA
6.00%, 10/15/2036 250 342
Bank of Montreal
2.55%, 11/06/2022 15 15
3.10%, 04/13/2021 1,000 1,016
3.30%, 02/05/2024 400 417
Bank of New York Mellon Corp/The
1.95%, 08/23/2022 850 852
2.10%, 10/24/2024 775 776
Bank of Nova Scotia/The
2.00%, 11/15/2022 160 160
2.45%, 09/19/2022 30 30
2.70%, 03/07/2022 15 15
2.70%, 08/03/2026 170 173
3.13%, 04/20/2021 1,000 1,016
3.40%, 02/11/2024 400 419
4.50%, 12/16/2025 500 549

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays Bank PLC
2.65%, 01/11/2021 $ 350 $ 352
Barclays PLC
3.20%, 08/10/2021 200 203
3.68%, 01/10/2023 1,700 1,743
4.34%, 01/10/2028 1,030 1,106
4.38%, 01/12/2026 200 216
4.97%, 05/16/2029
(f)
210 237
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 805
5.00%, 01/15/2021 77 79
BPCE SA
4.00%, 04/15/2024 250 268
Canadian Imperial Bank of Commerce
2.61%, 07/22/2023
(f)
250 253
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 525
Capital One NA
2.15%, 09/06/2022 250 250
Citibank NA
3.17%, 02/19/2022
(f)
400 405
3 Month USD LIBOR + 0.53%
3.65%, 01/23/2024 500 529
Citigroup Inc
2.31%, 11/04/2022
(f)
230 231
United States Secured Overnight Financing
Rate + 0.87%
2.70%, 03/30/2021 30 30
2.70%, 10/27/2022 900 915
2.75%, 04/25/2022 15 15
2.88%, 07/24/2023
(f)
200 203
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,016
2.98%, 11/05/2030
(f)
155 157
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 799
3.50%, 05/15/2023 600 625
3.67%, 07/24/2028
(f)
1,200 1,279
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 531
3.89%, 01/10/2028
(f)
400 431
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 209
4.07%, 04/23/2029
(f)
240 263
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 392
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 572
4.40%, 06/10/2025 780 848
4.45%, 09/29/2027 20 22
4.50%, 01/14/2022 454 476
4.60%, 03/09/2026 60 66
4.65%, 07/30/2045 222 275
5.30%, 05/06/2044 25 32
5.50%, 09/13/2025 325 372
5.88%, 01/30/2042 328 462
6.63%, 06/15/2032 112 151
6.68%, 09/13/2043 30 44
8.13%, 07/15/2039 132 220
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 250 252
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 342
3.95%, 11/09/2022 300 314
4.50%, 01/11/2021 51 52
5.25%, 05/24/2041 500 684
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA   (continued)
5.25%, 08/04/2045 $ 250 $ 320
5.75%, 12/01/2043 250 331
Cooperatieve Rabobank UA/NY
2.50%, 01/19/2021 500 503
Credit Suisse AG/New York NY
3.00%, 10/29/2021 250 255
3.63%, 09/09/2024 400 426
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 750 794
4.88%, 05/15/2045 500 631
Deutsche Bank AG/New York NY
3.38%, 05/12/2021 500 505
4.10%, 01/13/2026 500 507
4.25%, 10/14/2021 400 411
5.00%, 02/14/2022 400 418
Discover Bank
2.45%, 09/12/2024 320 319
3.20%, 08/09/2021 250 254
4.25%, 03/13/2026 500 540
Fifth Third Bancorp
2.38%, 01/28/2025 85 85
4.30%, 01/16/2024 30 32
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/2021 700 704
2.88%, 10/01/2021 200 203
3.85%, 03/15/2026 700 746
Goldman Sachs Group Inc/The
2.35%, 11/15/2021 780 783
2.88%, 02/25/2021 90 91
3.00%, 04/26/2022 25 25
3.50%, 01/23/2025 1,500 1,575
3.63%, 02/20/2024 1,000 1,050
3.69%, 06/05/2028
(f)
1,000 1,064
3 Month USD LIBOR + 1.51%
3.75%, 05/22/2025 30 32
3.85%, 01/26/2027 60 64
4.02%, 10/31/2038
(f)
750 815
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 458
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,390
4.41%, 04/23/2039
(f)
180 205
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 30
5.15%, 05/22/2045 310 381
5.25%, 07/27/2021 502 527
5.75%, 01/24/2022 228 245
6.75%, 10/01/2037 30 42
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
230 231
3 Month USD LIBOR + 1.14%
2.65%, 01/05/2022 200 202
2.95%, 05/25/2021 700 709
3.60%, 05/25/2023 500 522
3.90%, 05/25/2026 395 421
3.95%, 05/18/2024
(f)
400 421
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 431
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 154
4.04%, 03/13/2028
(f)
500 535
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 531
4.29%, 09/12/2026
(f)
500 541
3 Month USD LIBOR + 1.35%
4.30%, 03/08/2026 945 1,029

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
4.58%, 06/19/2029
(f)
$ 365 $ 408
3 Month USD LIBOR + 1.53%
5.10%, 04/05/2021 728 755
5.25%, 03/14/2044 300 379
6.10%, 01/14/2042 174 247
6.50%, 05/02/2036 420 574
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 500 503
Huntington National Bank/The
3.25%, 05/14/2021 400 407
3.55%, 10/06/2023 400 420
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 1,850 1,851
ING Groep NV
3.55%, 04/09/2024 400 419
JPMorgan Chase & Co
2.30%, 08/15/2021 880 882
2.30%, 10/15/2025
(f)
280 280
United States Secured Overnight Financing
Rate + 1.16%
2.74%, 10/15/2030
(f)
260 260
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 254
3 Month USD LIBOR + 0.94%
2.97%, 01/15/2023 1,040 1,060
3.13%, 01/23/2025 1,000 1,044
3.20%, 01/25/2023 1,025 1,058
3.25%, 09/23/2022 320 331
3.30%, 04/01/2026 500 526
3.38%, 05/01/2023 400 416
3.51%, 01/23/2029
(f)
400 425
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 26
3.80%, 07/23/2024
(f)
270 285
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 21
3.88%, 09/10/2024 500 535
3.88%, 07/24/2038
(f)
500 553
3 Month USD LIBOR + 1.36%
3.96%, 01/29/2027
(f)
1,000 1,085
3 Month USD LIBOR + 1.25%
3.96%, 11/15/2048
(f)
400 453
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 297
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 34
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 335
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.26%, 02/22/2048
(f)
500 591
3 Month USD LIBOR + 1.58%
4.50%, 01/24/2022 257 270
4.63%, 05/10/2021 287 297
4.85%, 02/01/2044 20 26
4.95%, 06/01/2045 55 70
5.40%, 01/06/2042 102 137
5.60%, 07/15/2041 154 211
5.63%, 08/16/2043 375 502
6.40%, 05/15/2038 200 290
KeyCorp
2.55%, 10/01/2029 310 303
5.10%, 03/24/2021 102 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(g)
$ 380 $ 258
0.00%, 06/29/2037
(g)
200 132
1.50%, 06/15/2021 1,290 1,287
1.63%, 03/15/2021 1,170 1,170
2.00%, 05/02/2025 880 891
2.13%, 03/07/2022 500 505
2.13%, 06/15/2022 960 971
2.13%, 01/17/2023 500 506
2.38%, 12/29/2022 600 612
2.50%, 11/20/2024 300 310
2.63%, 01/25/2022 1,257 1,282
2.63%, 02/28/2024 1,500 1,553
Landwirtschaftliche Rentenbank
1.75%, 07/27/2026 500 494
2.00%, 01/13/2025 300 303
2.38%, 06/10/2025 400 412
Lloyds Bank PLC
2.25%, 08/14/2022 700 703
6.38%, 01/21/2021 51 53
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
630 658
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 542
4.05%, 08/16/2023 400 424
4.45%, 05/08/2025 400 437
4.65%, 03/24/2026 500 544
5.30%, 12/01/2045 200 246
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/2022 700 710
2.76%, 09/13/2026 400 405
2.80%, 07/18/2024 650 663
3.20%, 07/18/2029 700 726
3.54%, 07/26/2021 300 307
3.75%, 07/18/2039 550 603
3.76%, 07/26/2023 300 316
3.85%, 03/01/2026 350 376
Mizuho Financial Group Inc
2.27%, 09/13/2021 400 402
2.72%, 07/16/2023
(f)
600 607
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
1,000 1,013
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(f)
400 409
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,008
2.63%, 11/17/2021 1,030 1,042
2.72%, 07/22/2025
(f)
250 253
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 306
3.13%, 01/23/2023 300 308
3.13%, 07/27/2026 1,330 1,373
3.59%, 07/22/2028
(f)
30 32
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 32
3.70%, 10/23/2024 25 27
3.75%, 02/25/2023 1,230 1,288
3.77%, 01/24/2029
(f)
360 388
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 32
3.95%, 04/23/2027 50 54
3.97%, 07/22/2038
(f)
15 17
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 32
4.10%, 05/22/2023 380 401
4.30%, 01/27/2045 50 59

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
4.35%, 09/08/2026 $ 30 $ 33
4.38%, 01/22/2047 30 36
4.43%, 01/23/2030
(f)
1,000 1,131
3 Month USD LIBOR + 1.63%
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 591
5.75%, 01/25/2021 1,050 1,091
6.38%, 07/24/2042 620 914
National Australia Bank Ltd/New York
1.88%, 07/12/2021 500 500
2.50%, 05/22/2022 570 577
Northern Trust Corp
3.95%, 10/30/2025 500 544
Oesterreichische Kontrollbank AG
1.88%, 01/20/2021 1,000 1,002
PNC Bank NA
2.23%, 07/22/2022
(f)
1,500 1,505
3 Month USD LIBOR + 0.44%
2.70%, 10/22/2029 250 250
3.80%, 07/25/2023 400 420
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 131
2.60%, 07/23/2026 140 142
3.45%, 04/23/2029 300 320
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,059
Royal Bank of Canada
2.25%, 11/01/2024 310 311
2.55%, 07/16/2024 125 127
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023 200 210
4.80%, 04/05/2026 500 556
4.89%, 05/18/2029
(f)
400 453
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,150
3 Month USD LIBOR + 1.91%
6.13%, 12/15/2022 2,250 2,463
Santander Holdings USA Inc
4.50%, 07/17/2025 780 842
Santander UK Group Holdings PLC
3.57%, 01/10/2023 520 532
Skandinaviska Enskilda Banken AB
1.88%, 09/13/2021 500 499
State Street Corp
1.95%, 05/19/2021 35 35
2.35%, 11/01/2025
(f)
365 367
United States Secured Overnight Financing
Rate + 0.94%
2.65%, 05/19/2026 60 61
3.10%, 05/15/2023 325 335
3.55%, 08/18/2025 225 242
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Banking Corp
3.65%, 07/23/2025 500 532
Sumitomo Mitsui Financial Group Inc
2.70%, 07/16/2024 420 426
2.93%, 03/09/2021 500 505
3.04%, 07/16/2029 200 204
3.36%, 07/12/2027 750 783
3.45%, 01/11/2027 140 147
3.78%, 03/09/2026 500 535
Svenska Handelsbanken AB
3.35%, 05/24/2021 400 408
Synchrony Bank
3.65%, 05/24/2021 300 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
1.80%, 07/13/2021 $ 520 $ 520
1.90%, 12/01/2022 115 115
Truist Bank
2.15%, 12/06/2024 600 599
2.85%, 04/01/2021 1,000 1,011
3.63%, 09/16/2025 250 266
3.80%, 10/30/2026 250 268
Truist Financial Corp
2.15%, 02/01/2021 400 401
2.50%, 08/01/2024 350 355
2.70%, 01/27/2022 30 30
2.90%, 03/03/2021 65 66
US Bancorp
2.40%, 07/30/2024 190 193
2.63%, 01/24/2022 55 56
2.95%, 07/15/2022 230 235
3.00%, 03/15/2022 158 162
3.00%, 07/30/2029 950 981
3.15%, 04/27/2027 25 26
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 1,070 1,069
Wells Fargo & Co
2.10%, 07/26/2021 15 15
2.41%, 10/30/2025
(f)
1,310 1,311
3 Month USD LIBOR + 0.83%
2.50%, 03/04/2021 1,020 1,027
2.88%, 10/30/2030
(f)
1,310 1,319
3 Month USD LIBOR + 1.17%
3.00%, 04/22/2026 500 514
3.00%, 10/23/2026 530 543
3.07%, 01/24/2023 35 36
3.45%, 02/13/2023 215 223
3.50%, 03/08/2022 180 186
3.58%, 05/22/2028
(f)
500 532
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 647
4.40%, 06/14/2046 385 439
4.60%, 04/01/2021 102 105
4.65%, 11/04/2044 30 35
4.90%, 11/17/2045 520 636
5.38%, 02/07/2035 500 641
5.38%, 11/02/2043 20 26
5.61%, 01/15/2044 45 59
Wells Fargo Bank NA
5.95%, 08/26/2036 750 999
6.60%, 01/15/2038 250 362
Wells Fargo Capital X
5.95%, 12/15/2036 200 244
Westpac Banking Corp
2.00%, 08/19/2021 500 501
2.35%, 02/19/2025 155 155
2.65%, 01/25/2021 1,000 1,007
2.80%, 01/11/2022 500 508
3.65%, 05/15/2023 400 419
4.11%, 07/24/2034
(f)
165 173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 182
$ 150,534
Beverages - 0.57%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 880
4.70%, 02/01/2036 1,030 1,194
4.90%, 02/01/2046 1,790 2,123
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 28

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 $ 91 $ 93
3.75%, 07/15/2042 100 103
4.75%, 01/23/2029 560 649
4.90%, 01/23/2031 750 894
5.45%, 01/23/2039 500 629
5.80%, 01/23/2059 595 813
8.20%, 01/15/2039 51 81
Coca-Cola Co/The
1.75%, 09/06/2024 190 189
2.13%, 09/06/2029 165 161
2.88%, 10/27/2025 520 542
Constellation Brands Inc
3.15%, 08/01/2029 630 637
3.75%, 05/01/2021 500 511
Diageo Capital PLC
2.13%, 10/24/2024 200 200
2.38%, 10/24/2029 200 197
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 187
Diageo Investment Corp
2.88%, 05/11/2022 200 204
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 514
3.55%, 05/25/2021 500 511
4.06%, 05/25/2023 425 448
Molson Coors Beverage Co
3.00%, 07/15/2026 530 537
5.00%, 05/01/2042 50 55
PepsiCo Inc
2.38%, 10/06/2026 20 20
2.63%, 07/29/2029 170 174
2.75%, 03/05/2022 593 605
2.85%, 02/24/2026 500 519
2.88%, 10/15/2049 160 155
3.10%, 07/17/2022 15 15
3.38%, 07/29/2049 705 740
$ 14,618
Biotechnology - 0.24%
Amgen Inc
1.85%, 08/19/2021 65 65
2.60%, 08/19/2026 500 506
2.65%, 05/11/2022 40 41
3.88%, 11/15/2021 25 26
4.10%, 06/15/2021 501 515
4.40%, 05/01/2045 40 45
4.56%, 06/15/2048 485 564
4.66%, 06/15/2051 810 954
Baxalta Inc
4.00%, 06/23/2025 50 54
5.25%, 06/23/2045 130 168
Biogen Inc
5.20%, 09/15/2045 540 652
Gilead Sciences Inc
2.95%, 03/01/2027 530 551
3.25%, 09/01/2022 60 62
4.00%, 09/01/2036 300 332
4.15%, 03/01/2047 70 78
4.40%, 12/01/2021 127 132
4.60%, 09/01/2035 500 597
4.75%, 03/01/2046 195 234
4.80%, 04/01/2044 500 601
$ 6,177
Building Materials - 0.02%
Masco Corp
4.45%, 04/01/2025 300 326
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
4.40%, 01/30/2048 $ 300 $ 290
$ 616
Chemicals - 0.33%
Albemarle Corp
5.45%, 12/01/2044 150 172
Dow Chemical Co/The
3.50%, 10/01/2024 5 5
3.63%, 05/15/2026 300 316
4.38%, 11/15/2042 230 246
4.80%, 05/15/2049 300 347
5.25%, 11/15/2041 30 35
7.38%, 11/01/2029 850 1,128
9.40%, 05/15/2039 51 84
DuPont de Nemours Inc
5.32%, 11/15/2038 590 704
5.42%, 11/15/2048 245 302
Eastman Chemical Co
4.80%, 09/01/2042 100 109
Ecolab Inc
4.35%, 12/08/2021 112 117
5.50%, 12/08/2041 307 404
LYB International Finance BV
5.25%, 07/15/2043 515 608
LYB International Finance II BV
3.50%, 03/02/2027 35 37
LYB International Finance III LLC
4.20%, 10/15/2049 125 131
LyondellBasell Industries NV
4.63%, 02/26/2055 20 21
5.75%, 04/15/2024 130 147
Mosaic Co/The
4.25%, 11/15/2023 496 529
4.88%, 11/15/2041 520 545
Nutrien Ltd
3.63%, 03/15/2024 500 522
4.90%, 06/01/2043 200 225
6.13%, 01/15/2041 250 308
Praxair Inc
2.20%, 08/15/2022 300 303
Sherwin-Williams Co/The
2.75%, 06/01/2022 16 16
2.95%, 08/15/2029 450 455
3.80%, 08/15/2049 175 178
Westlake Chemical Corp
3.60%, 08/15/2026 350 363
$ 8,357
Commercial Mortgage Backed Securities - 1.76%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 1,996
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,352
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,064
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
500 521
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 500 530
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,041
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,037
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,067
CSAIL 2015-C1 Commercial Mortgage Trust
2.97%, 04/15/2050 42 42

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 $ 1,000 $ 1,031
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
1,000 1,008
2.53%, 09/25/2024 1,000 1,016
2.65%, 04/25/2023
(h)
217 220
2.71%, 06/25/2025
(h)
2,000 2,056
2.80%, 02/25/2027
(h)
1,100 1,133
2.96%, 02/25/2027
(h)
1,000 1,038
2.99%, 12/25/2027
(h)
1,000 1,042
3.11%, 08/25/2024
(h)
907 945
3.38%, 07/25/2028
(h)
2,025 2,163
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,077
2.87%, 12/25/2021 504 510
3.02%, 02/25/2023 188 192
3.06%, 07/25/2023
(h)
750 775
3.06%, 12/25/2024 500 522
3.31%, 05/25/2023
(h)
810 843
3.32%, 02/25/2023 1,000 1,037
3.41%, 12/25/2026 1,500 1,604
3.53%, 10/25/2023
(h)
1,050 1,103
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 278
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 494 500
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 456 474
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,055
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,353
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,645
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,062
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,051
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,615
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,028
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 460 469
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 550 561
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 514
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 479 487
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,832 1,903
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 741 748
$ 44,708
Commercial Services - 0.23%
Automatic Data Processing Inc
3.38%, 09/15/2025 500 533
California Institute of Technology
4.32%, 08/01/2045 80 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Global Payments Inc
2.65%, 02/15/2025 $ 170 $ 171
3.20%, 08/15/2029 170 173
4.15%, 08/15/2049 85 91
IHS Markit Ltd
3.63%, 05/01/2024 372 387
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 320
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 272
4.68%, 07/01/2114 250 322
Moody's Corp
5.25%, 07/15/2044 500 634
PayPal Holdings Inc
2.20%, 09/26/2022 160 161
2.40%, 10/01/2024 160 162
2.85%, 10/01/2029 160 162
President & Fellows of Harvard College
3.15%, 07/15/2046 350 358
S&P Global Inc
2.50%, 12/01/2029 120 120
3.25%, 12/01/2049 120 123
4.40%, 02/15/2026 160 177
University of Southern California
3.84%, 10/01/2047 500 569
5.25%, 10/01/2111 30 42
Verisk Analytics Inc
4.00%, 06/15/2025 500 538
William Marsh Rice University
3.57%, 05/15/2045 500 533
$ 5,944
Computers - 0.74%
Apple Inc
1.55%, 08/04/2021 30 30
1.70%, 09/11/2022 195 195
1.80%, 09/11/2024 740 735
2.15%, 02/09/2022 50 50
2.20%, 09/11/2029 165 162
2.25%, 02/23/2021 535 538
2.40%, 01/13/2023 300 305
2.40%, 05/03/2023 330 336
2.45%, 08/04/2026 750 761
2.50%, 02/09/2022 530 538
2.85%, 05/06/2021 1,285 1,305
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 230 239
2.95%, 09/11/2049 165 160
3.20%, 05/13/2025 445 470
3.20%, 05/11/2027 320 338
3.25%, 02/23/2026 775 821
3.35%, 02/09/2027 535 570
3.45%, 02/09/2045 30 32
3.75%, 09/12/2047 115 128
3.75%, 11/13/2047 150 166
3.85%, 05/04/2043 300 336
4.65%, 02/23/2046 1,235 1,550
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(d)
980 1,008
6.02%, 06/15/2026
(d)
1,000 1,151
8.10%, 07/15/2036
(d)
255 335
8.35%, 07/15/2046
(d)
335 462
DXC Technology Co
4.75%, 04/15/2027 505 544
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 165 165
4.90%, 10/15/2025 300 333
6.20%, 10/15/2035 80 96
6.35%, 10/15/2045 195 235

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc
6.00%, 09/15/2041 $ 154 $ 171
IBM Credit LLC
2.65%, 02/05/2021 100 101
International Business Machines Corp
2.25%, 02/19/2021 300 301
2.85%, 05/13/2022 400 409
3.00%, 05/15/2024 685 711
3.30%, 05/15/2026 400 422
3.38%, 08/01/2023 335 351
3.50%, 05/15/2029 470 506
4.00%, 06/20/2042 35 39
4.15%, 05/15/2039 230 259
4.25%, 05/15/2049 340 389
4.70%, 02/19/2046 185 223
5.60%, 11/30/2039 92 122
5.88%, 11/29/2032 200 267
6.22%, 08/01/2027 351 439
$ 18,835
Consumer Products - 0.06%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 310
3.95%, 08/01/2047 300 327
Clorox Co/The
3.80%, 11/15/2021 128 132
Kimberly-Clark Corp
2.40%, 03/01/2022 257 260
2.75%, 02/15/2026 400 412
$ 1,441
Cosmetics & Personal Care - 0.08%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 240 241
2.38%, 12/01/2029 240 240
Procter & Gamble Co/The
1.70%, 11/03/2021 30 30
2.15%, 08/11/2022 30 30
2.30%, 02/06/2022 441 447
3.10%, 08/15/2023 30 31
Unilever Capital Corp
2.13%, 09/06/2029 115 112
2.20%, 05/05/2022 100 101
2.60%, 05/05/2024 510 522
5.90%, 11/15/2032 230 313
$ 2,067
Credit Card Asset Backed Securities - 0.18%
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023 1,000 1,001
2.43%, 01/15/2025 1,500 1,519
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,006
2.88%, 01/23/2023 500 505
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 506
$ 4,537
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 299
Diversified Financial Services - 0.79%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 1,044
3.88%, 01/23/2028 300 312
3.95%, 02/01/2022 650 672
4.50%, 05/15/2021 150 155
5.00%, 10/01/2021 150 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp
2.25%, 01/15/2023 $ 130 $ 130
2.50%, 03/01/2021 500 502
3.25%, 03/01/2025 500 515
3.25%, 10/01/2029 95 95
Ally Financial Inc
8.00%, 11/01/2031 540 750
American Express Co
2.65%, 12/02/2022 400 408
3.38%, 05/17/2021 400 408
4.05%, 12/03/2042 25 29
American Express Credit Corp
2.25%, 05/05/2021 555 558
3.30%, 05/03/2027 30 32
Ameriprise Financial Inc
4.00%, 10/15/2023 225 241
BlackRock Inc
3.38%, 06/01/2022 200 207
3.50%, 03/18/2024 500 532
4.25%, 05/24/2021 500 516
Brookfield Finance Inc
3.90%, 01/25/2028 400 429
Capital One Bank USA NA
3.38%, 02/15/2023 340 351
Capital One Financial Corp
3.20%, 02/05/2025 415 430
3.50%, 06/15/2023 114 118
3.75%, 04/24/2024 5 5
3.75%, 03/09/2027 1,020 1,088
4.20%, 10/29/2025 30 32
4.75%, 07/15/2021 30 31
Charles Schwab Corp/The
3.45%, 02/13/2026 250 265
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 551
5.30%, 09/15/2043 200 268
Credit Suisse USA Inc
7.13%, 07/15/2032 300 440
Discover Financial Services
4.10%, 02/09/2027 500 539
GE Capital International Funding Co Unlimited
Co
3.37%, 11/15/2025 1,025 1,068
4.42%, 11/15/2035 2,000 2,139
Intercontinental Exchange Inc
3.75%, 12/01/2025 50 54
4.25%, 09/21/2048 150 179
Jefferies Group LLC
6.50%, 01/20/2043 200 238
6.88%, 04/15/2021 27 29
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 424
Mastercard Inc
2.00%, 03/03/2025 210 209
2.95%, 11/21/2026 500 520
3.38%, 04/01/2024 25 27
Nasdaq Inc
4.25%, 06/01/2024 350 377
ORIX Corp
3.70%, 07/18/2027 300 319
Synchrony Financial
4.25%, 08/15/2024 800 854
4.50%, 07/23/2025 20 22

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc
2.80%, 12/14/2022 $ 20 $ 21
3.15%, 12/14/2025 600 634
3.65%, 09/15/2047 85 95
4.15%, 12/14/2035 215 254
4.30%, 12/14/2045 375 461
Western Union Co/The
6.20%, 11/17/2036 200 228
$ 19,988
Electric - 1.72%
AEP Texas Inc
3.45%, 01/15/2050 55 55
AEP Transmission Co LLC
4.00%, 12/01/2046 600 668
Alabama Power Co
4.30%, 01/02/2046 400 457
Ameren Illinois Co
2.70%, 09/01/2022 300 305
3.25%, 03/15/2050 80 81
Appalachian Power Co
3.30%, 06/01/2027 400 415
7.00%, 04/01/2038 120 171
Arizona Public Service Co
4.50%, 04/01/2042 77 88
Baltimore Gas & Electric Co
3.20%, 09/15/2049 445 436
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 500 531
3.80%, 07/15/2048 300 323
4.50%, 02/01/2045 250 295
5.15%, 11/15/2043 15 19
6.13%, 04/01/2036 156 214
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 353
CenterPoint Energy Inc
2.50%, 09/01/2024 90 90
2.95%, 03/01/2030 125 123
3.70%, 09/01/2049 90 89
CMS Energy Corp
3.45%, 08/15/2027 350 366
Commonwealth Edison Co
4.00%, 03/01/2049 300 340
Connecticut Light & Power Co/The
3.20%, 03/15/2027 165 174
4.00%, 04/01/2048 500 574
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 314
3.70%, 11/15/2059 80 83
3.88%, 06/15/2047 500 542
4.13%, 05/15/2049 300 341
4.20%, 03/15/2042 128 143
4.30%, 12/01/2056 230 260
5.85%, 03/15/2036 51 66
6.75%, 04/01/2038 125 179
Consumers Energy Co
3.10%, 08/15/2050 245 245
Delmarva Power & Light Co
4.15%, 05/15/2045 350 394
Dominion Energy Inc
4.70%, 12/01/2044 300 348
4.90%, 08/01/2041 77 90
5.95%, 06/15/2035 400 509
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 100
DTE Electric Co
3.95%, 03/01/2049 500 572
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co
2.25%, 11/01/2022 $ 155 $ 155
3.50%, 06/01/2024 500 522
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 224
2.50%, 03/15/2023 279 283
3.20%, 08/15/2049 450 449
4.00%, 09/30/2042 100 112
5.30%, 02/15/2040 512 663
Duke Energy Corp
1.80%, 09/01/2021 45 45
2.65%, 09/01/2026 555 558
3.15%, 08/15/2027 15 15
3.75%, 09/01/2046 600 621
Duke Energy Florida LLC
2.50%, 12/01/2029 330 329
3.40%, 10/01/2046 300 306
5.65%, 04/01/2040 25 33
6.40%, 06/15/2038 66 95
Duke Energy Indiana LLC
6.12%, 10/15/2035 77 102
6.45%, 04/01/2039 300 432
Duke Energy Progress LLC
4.15%, 12/01/2044 300 339
Emera US Finance LP
3.55%, 06/15/2026 25 26
4.75%, 06/15/2046 25 29
Entergy Arkansas LLC
3.70%, 06/01/2024 500 531
Entergy Louisiana LLC
3.12%, 09/01/2027 700 727
Entergy Texas Inc
4.00%, 03/30/2029 300 331
4.50%, 03/30/2039 300 345
Evergy Inc
2.45%, 09/15/2024 165 166
4.85%, 06/01/2021 77 79
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 570
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 23
Exelon Generation Co LLC
4.25%, 06/15/2022 500 523
5.60%, 06/15/2042 500 572
6.25%, 10/01/2039 349 420
FirstEnergy Corp
3.90%, 07/15/2027 900 963
Florida Power & Light Co
3.15%, 10/01/2049 90 91
3.70%, 12/01/2047 200 218
5.65%, 02/01/2037 478 637
5.69%, 03/01/2040 48 65
Fortis Inc/Canada
3.06%, 10/04/2026 13 13
Georgia Power Co
2.20%, 09/15/2024 165 165
4.30%, 03/15/2042 228 250
Gulf Power Co
3.30%, 05/30/2027 400 417
Hydro-Quebec
8.05%, 07/07/2024 102 128
Iberdrola International BV
6.75%, 07/15/2036 128 179
Interstate Power & Light Co
4.10%, 09/26/2028 300 329
Kentucky Utilities Co
5.13%, 11/01/2040 250 310

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co
3.15%, 04/15/2050 $ 165 $ 163
3.65%, 04/15/2029 300 328
4.25%, 05/01/2046 500 581
4.25%, 07/15/2049 300 360
Mississippi Power Co
4.25%, 03/15/2042 100 108
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 303
3.05%, 02/15/2022 102 104
3.05%, 04/25/2027 300 311
3.25%, 11/01/2025 500 528
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 504
2.75%, 11/01/2029 115 116
5.65%, 05/01/2079
(f)
500 554
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.90%, 03/01/2050 80 76
3.40%, 08/15/2042 100 105
5.35%, 11/01/2039 82 108
NorthWestern Corp
4.18%, 11/15/2044 300 335
NSTAR Electric Co
2.38%, 10/15/2022 750 757
Oncor Electric Delivery Co LLC
2.75%, 06/01/2024 300 304
3.10%, 09/15/2049 430 420
5.25%, 09/30/2040 51 65
7.25%, 01/15/2033 300 433
PacifiCorp
6.25%, 10/15/2037 92 129
PECO Energy Co
2.38%, 09/15/2022 100 101
3.90%, 03/01/2048 200 226
PPL Capital Funding Inc
4.70%, 06/01/2043 100 112
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 77
3.95%, 06/01/2047 300 334
Progress Energy Inc
3.15%, 04/01/2022 128 131
7.75%, 03/01/2031 136 192
Public Service Co of Colorado
2.25%, 09/15/2022 500 504
3.20%, 03/01/2050 600 599
3.70%, 06/15/2028 300 327
Public Service Electric & Gas Co
3.00%, 05/15/2027 400 414
3.25%, 09/01/2023 400 417
3.65%, 09/01/2042 200 214
Puget Sound Energy Inc
3.25%, 09/15/2049 60 60
5.80%, 03/15/2040 351 467
Sempra Energy
2.90%, 02/01/2023 300 306
3.40%, 02/01/2028 300 311
3.80%, 02/01/2038 300 314
4.00%, 02/01/2048 400 420
6.00%, 10/15/2039 112 145
Southern California Edison Co
2.85%, 08/01/2029 125 125
4.00%, 04/01/2047 585 616
4.65%, 10/01/2043 550 624
5.50%, 03/15/2040 102 126
5.95%, 02/01/2038 117 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
2.35%, 07/01/2021 $ 520 $ 523
3.25%, 07/01/2026 570 594
5.50%, 03/15/2057
(f)
400 419
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 229
Southwestern Electric Power Co
3.85%, 02/01/2048 300 312
4.10%, 09/15/2028 400 438
6.20%, 03/15/2040 51 67
Tampa Electric Co
4.35%, 05/15/2044 200 227
Union Electric Co
3.50%, 04/15/2024 500 526
Virginia Electric & Power Co
2.75%, 03/15/2023 500 509
2.88%, 07/15/2029 90 92
3.15%, 01/15/2026 30 31
3.30%, 12/01/2049 615 621
4.65%, 08/15/2043 250 299
6.00%, 05/15/2037 77 104
8.88%, 11/15/2038 10 17
WEC Energy Group Inc
3.55%, 06/15/2025 110 117
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 65
5.70%, 12/01/2036 450 593
Xcel Energy Inc
2.60%, 12/01/2029 115 114
$ 43,669
Electronics - 0.15%
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 513
Arrow Electronics Inc
4.50%, 03/01/2023 200 211
Fortive Corp
3.15%, 06/15/2026 535 547
Honeywell International Inc
2.15%, 08/08/2022 115 116
2.30%, 08/15/2024 365 369
2.50%, 11/01/2026 50 51
2.70%, 08/15/2029 85 87
3.81%, 11/21/2047 77 88
Jabil Inc
3.95%, 01/12/2028 300 308
Roper Technologies Inc
2.35%, 09/15/2024 110 111
2.80%, 12/15/2021 500 507
2.95%, 09/15/2029 95 96
3.13%, 11/15/2022 750 769
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 3,794
Environmental Control - 0.09%
Republic Services Inc
2.50%, 08/15/2024 215 217
2.90%, 07/01/2026 500 512
3.95%, 05/15/2028 300 331
5.25%, 11/15/2021 200 212
Waste Management Inc
3.90%, 03/01/2035 200 220
4.10%, 03/01/2045 210 236
4.15%, 07/15/2049 115 132
4.60%, 03/01/2021 350 359
$ 2,219

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 0.87%
Fannie Mae
1.25%, 05/06/2021 $ 500 $ 498
1.38%, 02/26/2021 750 748
1.38%, 10/07/2021 400 399
1.38%, 09/06/2022 300 298
2.00%, 01/05/2022 400 403
2.00%, 10/05/2022 500 505
2.13%, 04/24/2026 500 508
2.25%, 04/12/2022 250 254
2.38%, 01/19/2023 500 511
2.50%, 02/05/2024 500 515
2.63%, 01/11/2022 500 510
2.63%, 09/06/2024 750 781
5.63%, 07/15/2037 200 293
6.63%, 11/15/2030 602 858
7.13%, 01/15/2030 199 288
7.25%, 05/15/2030 280 412
Federal Home Loan Banks
1.13%, 07/14/2021 1,500 1,489
1.38%, 02/18/2021 250 249
1.88%, 11/29/2021 250 251
2.13%, 06/09/2023 1,125 1,143
2.50%, 02/13/2024 2,000 2,062
3.00%, 10/12/2021 1,000 1,024
3.25%, 11/16/2028 1,500 1,640
5.50%, 07/15/2036 700 984
5.63%, 06/11/2021 350 370
Freddie Mac
2.38%, 02/16/2021 1,000 1,009
2.38%, 01/13/2022 1,757 1,784
2.75%, 06/19/2023 1,000 1,039
6.25%, 07/15/2032 231 333
6.75%, 03/15/2031 577 836
$ 21,994
Food - 0.41%
Campbell Soup Co
3.30%, 03/19/2025 300 309
4.15%, 03/15/2028 160 174
Conagra Brands Inc
3.20%, 01/25/2023 567 584
4.85%, 11/01/2028 205 235
5.30%, 11/01/2038 120 143
5.40%, 11/01/2048 120 147
General Mills Inc
2.60%, 10/12/2022 500 508
3.15%, 12/15/2021 77 79
3.70%, 10/17/2023 300 316
4.00%, 04/17/2025 300 325
Hershey Co/The
3.38%, 08/15/2046 350 359
Kellogg Co
2.65%, 12/01/2023 417 425
3.25%, 04/01/2026 500 520
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 37
Kraft Heinz Foods Co
3.00%, 06/01/2026 65 65
3.50%, 06/06/2022 330 340
3.75%, 04/01/2030
(d)
165 170
3.95%, 07/15/2025 625 662
4.38%, 06/01/2046 395 389
5.00%, 06/04/2042 200 214
5.20%, 07/15/2045 235 255
6.50%, 02/09/2040 75 91
6.88%, 01/26/2039 161 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The
3.30%, 01/15/2021 $ 321 $ 325
3.40%, 04/15/2022 154 158
3.70%, 08/01/2027 300 321
4.45%, 02/01/2047 55 58
5.15%, 08/01/2043 300 344
5.40%, 07/15/2040 25 29
5.40%, 01/15/2049 400 489
Mondelez International Inc
3.63%, 05/07/2023 300 315
4.13%, 05/07/2028 300 332
Sysco Corp
4.85%, 10/01/2045 250 301
5.38%, 09/21/2035 500 614
Tyson Foods Inc
3.55%, 06/02/2027 20 21
4.55%, 06/02/2047 520 595
$ 10,450
Forest Products & Paper - 0.10%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 524
Georgia-Pacific LLC
7.75%, 11/15/2029 51 72
8.00%, 01/15/2024 228 277
International Paper Co
3.00%, 02/15/2027 35 36
3.65%, 06/15/2024 443 465
4.40%, 08/15/2047 350 375
4.80%, 06/15/2044 300 330
7.30%, 11/15/2039 25 35
7.50%, 08/15/2021 92 100
Suzano Austria GmbH
5.00%, 01/15/2030 300 315
$ 2,529
Gas - 0.09%
Atmos Energy Corp
3.38%, 09/15/2049 165 167
4.13%, 10/15/2044 400 451
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 155 156
4.80%, 11/01/2043 300 343
NiSource Inc
3.49%, 05/15/2027 20 21
5.95%, 06/15/2041 525 673
Southern California Gas Co
3.15%, 09/15/2024 500 522
$ 2,333
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.90%, 11/01/2022 200 205
Healthcare - Products - 0.26%
Abbott Laboratories
2.55%, 03/15/2022 35 36
2.95%, 03/15/2025 500 521
3.75%, 11/30/2026 266 291
4.75%, 11/30/2036 40 50
4.90%, 11/30/2046 500 657
5.30%, 05/27/2040 200 263
Boston Scientific Corp
3.85%, 05/15/2025 270 290
4.70%, 03/01/2049 50 61
7.38%, 01/15/2040 51 78
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 155
2.60%, 11/15/2029 155 154
3.25%, 11/15/2039 155 156
Koninklijke Philips NV
5.00%, 03/15/2042 128 154

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
3.15%, 03/15/2022 $ 220 $ 226
3.50%, 03/15/2025 837 897
4.38%, 03/15/2035 15 18
4.63%, 03/15/2045 507 639
Stryker Corp
3.50%, 03/15/2026 500 532
4.10%, 04/01/2043 200 218
4.63%, 03/15/2046 20 24
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 158
2.95%, 09/19/2026 530 545
4.15%, 02/01/2024 20 21
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 511
$ 6,655
Healthcare - Services - 0.56%
Aetna Inc
2.80%, 06/15/2023 35 36
4.13%, 11/15/2042 100 102
6.63%, 06/15/2036 105 142
6.75%, 12/15/2037 112 151
Anthem Inc
2.88%, 09/15/2029 120 120
2.95%, 12/01/2022 300 307
3.30%, 01/15/2023 325 336
3.50%, 08/15/2024 15 16
3.65%, 12/01/2027 300 318
4.38%, 12/01/2047 300 331
4.63%, 05/15/2042 30 34
4.65%, 01/15/2043 115 130
Ascension Health
3.95%, 11/15/2046 500 555
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 252
Children's Hospital Corp/The
4.12%, 01/01/2047 500 567
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 246
CommonSpirit Health
4.35%, 11/01/2042 200 205
Dignity Health
3.13%, 11/01/2022 500 509
HCA Inc
4.13%, 06/15/2029 1,000 1,061
4.50%, 02/15/2027 400 431
5.25%, 06/15/2026 400 448
Humana Inc
3.13%, 08/15/2029 85 87
4.95%, 10/01/2044 325 384
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 231
4.15%, 05/01/2047 470 537
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 309
2.95%, 12/01/2029 310 311
4.70%, 02/01/2045 115 130
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 228
4.20%, 07/01/2055 250 290
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 406
Partners Healthcare System Inc
4.12%, 07/01/2055 300 336
Quest Diagnostics Inc
2.95%, 06/30/2030 155 155
4.70%, 04/01/2021 102 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
2.38%, 10/15/2022 $ 500 $ 506
2.38%, 08/15/2024 250 253
2.88%, 03/15/2022 180 184
2.88%, 08/15/2029 175 180
3.45%, 01/15/2027 540 579
3.50%, 08/15/2039 200 210
3.70%, 08/15/2049 350 376
4.25%, 06/15/2048 165 192
4.38%, 03/15/2042 750 867
4.45%, 12/15/2048 120 144
4.63%, 07/15/2035 30 36
4.70%, 02/15/2021 90 92
6.50%, 06/15/2037 77 110
6.88%, 02/15/2038 491 728
$ 14,263
Home Furnishings - 0.00%
Whirlpool Corp
4.85%, 06/15/2021 77 80
Insurance - 0.82%
Aflac Inc
3.63%, 11/15/2024 230 246
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 528
Allstate Corp/The
3.28%, 12/15/2026 500 528
5.55%, 05/09/2035
(e)
200 253
American International Group Inc
3.75%, 07/10/2025 20 21
3.88%, 01/15/2035 750 796
4.20%, 04/01/2028 190 209
4.38%, 01/15/2055 30 33
4.70%, 07/10/2035 750 869
4.80%, 07/10/2045 50 60
4.88%, 06/01/2022 280 299
Aon Corp
2.20%, 11/15/2022 660 663
Arch Capital Finance LLC
5.03%, 12/15/2046 250 313
Arch Capital Group US Inc
5.14%, 11/01/2043 375 465
Athene Holding Ltd
4.13%, 01/12/2028 500 518
AXA Equitable Holdings Inc
4.35%, 04/20/2028 205 223
AXA SA
8.60%, 12/15/2030 38 55
Berkshire Hathaway Finance Corp
4.20%, 08/15/2048 285 337
4.25%, 01/15/2021 102 105
4.25%, 01/15/2049 400 475
4.30%, 05/15/2043 300 347
5.75%, 01/15/2040 115 158
Berkshire Hathaway Inc
2.20%, 03/15/2021 415 417
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 369
3.40%, 01/31/2022 205 212
4.50%, 02/11/2043 25 30
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
2.88%, 11/03/2022 500 513
3.35%, 05/03/2026 30 32
4.35%, 11/03/2045 25 30
6.70%, 05/15/2036 250 362
CNA Financial Corp
5.75%, 08/15/2021 77 81

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 $ 170 $ 175
4.30%, 04/15/2043 250 278
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,065
4.35%, 03/01/2048 55 61
7.00%, 06/15/2040 47 67
Loews Corp
2.63%, 05/15/2023 200 204
4.13%, 05/15/2043 200 222
Manulife Financial Corp
5.38%, 03/04/2046 250 333
Marsh & McLennan Cos Inc
3.75%, 03/14/2026 750 806
3.88%, 03/15/2024 500 533
4.38%, 03/15/2029 50 57
4.90%, 03/15/2049 400 508
MetLife Inc
3.00%, 03/01/2025 300 312
3.60%, 04/10/2024 250 266
4.37%, 09/15/2023 235 255
4.60%, 05/13/2046 225 277
4.88%, 11/13/2043 20 25
5.70%, 06/15/2035 164 221
6.40%, 12/15/2066 288 353
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.75%, 08/23/2021 277 286
4.35%, 04/25/2044 200 234
Prudential Financial Inc
3.50%, 05/15/2024 700 745
3.70%, 03/13/2051 130 137
3.91%, 12/07/2047 177 191
4.35%, 02/25/2050 500 576
4.50%, 11/16/2021 128 134
5.20%, 03/15/2044
(f)
350 373
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(f)
150 171
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 217
Travelers Cos Inc/The
4.00%, 05/30/2047 400 453
6.25%, 06/15/2037 12 17
6.75%, 06/20/2036 51 74
Trinity Acquisition PLC
4.40%, 03/15/2026 500 544
Willis North America Inc
2.95%, 09/15/2029 55 55
3.60%, 05/15/2024 300 313
3.88%, 09/15/2049 165 165
XLIT Ltd
5.25%, 12/15/2043 400 517
$ 20,847
Internet - 0.28%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 270 275
3.40%, 12/06/2027 325 339
3.60%, 11/28/2024 300 316
4.40%, 12/06/2057 305 351
Alphabet Inc
2.00%, 08/15/2026 30 30
3.38%, 02/25/2024 530 564
3.63%, 05/19/2021 51 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
2.40%, 02/22/2023 $ 370 $ 377
2.50%, 11/29/2022 130 133
3.15%, 08/22/2027 490 519
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 386
4.05%, 08/22/2047 30 35
4.25%, 08/22/2057 630 768
4.80%, 12/05/2034 30 38
4.95%, 12/05/2044 515 675
Baidu Inc
3.50%, 11/28/2022 500 514
4.13%, 06/30/2025 500 532
eBay Inc
2.60%, 07/15/2022 600 603
3.45%, 08/01/2024 30 31
3.80%, 03/09/2022 500 517
4.00%, 07/15/2042 100 99
$ 7,176
Iron & Steel - 0.11%
ArcelorMittal SA
3.60%, 07/16/2024 95 97
4.25%, 07/16/2029
(e)
70 73
Nucor Corp
4.00%, 08/01/2023 500 529
Steel Dynamics Inc
2.80%, 12/15/2024 80 81
Vale Overseas Ltd
6.25%, 08/10/2026 400 470
6.88%, 11/21/2036 1,117 1,452
8.25%, 01/17/2034 38 53
$ 2,755
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
7.50%, 10/15/2027 400 508
Lodging - 0.08%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 175
3.50%, 08/18/2026 85 87
3.90%, 08/08/2029 170 178
Marriott International Inc/MD
2.30%, 01/15/2022 30 30
2.88%, 03/01/2021 500 505
3.13%, 10/15/2021 500 509
Sands China Ltd
4.60%, 08/08/2023 200 211
5.40%, 08/08/2028 300 338
$ 2,033
Machinery - Construction & Mining - 0.10%
ABB Finance USA Inc
2.88%, 05/08/2022 100 102
Caterpillar Financial Services Corp
1.70%, 08/09/2021 380 379
1.90%, 09/06/2022 815 817
1.93%, 10/01/2021 190 190
Caterpillar Inc
3.25%, 09/19/2049 160 161
3.40%, 05/15/2024 30 32
3.80%, 08/15/2042 105 118
3.90%, 05/27/2021 60 62
4.75%, 05/15/2064 350 442
6.05%, 08/15/2036 132 180
$ 2,483
Machinery - Diversified - 0.09%
Deere & Co
2.88%, 09/07/2049 165 157
3.90%, 06/09/2042 30 34
5.38%, 10/16/2029 500 622

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Dover Corp
5.38%, 03/01/2041 $ 77 $ 93
John Deere Capital Corp
1.95%, 06/13/2022 375 376
2.25%, 09/14/2026 60 60
2.80%, 03/06/2023 20 20
2.80%, 07/18/2029 385 395
3.90%, 07/12/2021 500 517
$ 2,274
Media - 0.90%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 340 357
4.80%, 03/01/2050 545 575
5.75%, 04/01/2048 605 707
6.38%, 10/23/2035 1,100 1,385
6.48%, 10/23/2045 435 539
Comcast Corp
2.35%, 01/15/2027 60 60
2.65%, 02/01/2030 125 126
2.75%, 03/01/2023 115 118
2.85%, 01/15/2023 100 103
3.13%, 07/15/2022 30 31
3.15%, 03/01/2026 30 31
3.25%, 11/01/2039 245 249
3.38%, 08/15/2025 525 557
3.40%, 07/15/2046 20 20
3.45%, 02/01/2050 485 497
3.55%, 05/01/2028 125 135
3.70%, 04/15/2024 1,140 1,216
3.90%, 03/01/2038 150 166
4.00%, 08/15/2047 30 33
4.00%, 03/01/2048 400 444
4.00%, 11/01/2049 20 22
4.20%, 08/15/2034 750 856
4.25%, 01/15/2033 120 139
4.40%, 08/15/2035 500 587
4.60%, 10/15/2038 485 578
4.60%, 08/15/2045 500 601
4.65%, 07/15/2042 615 740
4.75%, 03/01/2044 45 55
5.65%, 06/15/2035 20 26
6.40%, 03/01/2040 500 714
6.45%, 03/15/2037 85 120
6.95%, 08/15/2037 274 406
7.05%, 03/15/2033 15 22
Discovery Communications LLC
3.95%, 03/20/2028 500 534
4.38%, 06/15/2021 500 516
4.88%, 04/01/2043 25 27
6.35%, 06/01/2040 73 93
Fox Corp
5.58%, 01/25/2049
(d)
500 637
Grupo Televisa SAB
4.63%, 01/30/2026 500 536
NBCUniversal Media LLC
4.38%, 04/01/2021 151 156
4.45%, 01/15/2043 15 18
6.40%, 04/30/2040 251 359
Thomson Reuters Corp
5.85%, 04/15/2040 25 30
Time Warner Cable LLC
4.00%, 09/01/2021 190 194
5.50%, 09/01/2041 340 380
5.88%, 11/15/2040 20 23
6.55%, 05/01/2037 176 216
6.75%, 06/15/2039 77 97
7.30%, 07/01/2038 300 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Entertainment Co LP
8.38%, 07/15/2033 $ 95 $ 133
TWDC Enterprises 18 Corp
2.30%, 02/12/2021 500 503
2.75%, 08/16/2021 102 104
3.70%, 12/01/2042 100 109
3.75%, 06/01/2021 200 206
7.00%, 03/01/2032 51 74
ViacomCBS Inc
2.90%, 06/01/2023 200 204
3.88%, 12/15/2021 128 132
4.00%, 01/15/2026 515 552
4.30%, 02/15/2021 535 546
4.38%, 03/15/2043 435 461
4.85%, 07/01/2042 200 224
6.88%, 04/30/2036 181 242
7.88%, 07/30/2030 178 250
Walt Disney Co/The
1.75%, 08/30/2024 325 323
2.00%, 09/01/2029 245 238
2.75%, 09/01/2049 325 307
3.70%, 10/15/2025 500 541
4.50%, 02/15/2021 200 206
4.75%, 11/15/2046 230 294
4.95%, 10/15/2045 350 457
6.20%, 12/15/2034 154 216
6.40%, 12/15/2035 98 139
$ 22,883
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 102
3.25%, 06/15/2025 25 26
4.38%, 06/15/2045 250 289
$ 417
Mining - 0.20%
Barrick Gold Corp
5.25%, 04/01/2042 20 24
Barrick North America Finance LLC
5.75%, 05/01/2043 355 452
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 114
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 1,003 1,144
5.00%, 09/30/2043 270 346
Newmont Goldcorp Corp
3.50%, 03/15/2022 30 31
3.63%, 06/09/2021 300 306
4.88%, 03/15/2042 20 23
6.25%, 10/01/2039 515 682
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 104
Rio Tinto Finance USA Ltd
7.13%, 07/15/2028 537 720
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 402
Southern Copper Corp
5.88%, 04/23/2045 350 439
6.75%, 04/16/2040 258 344
$ 5,131
Miscellaneous Manufacturers - 0.25%
3M Co
1.63%, 09/19/2021 500 499
1.75%, 02/14/2023 65 65
2.00%, 02/14/2025 130 129
2.38%, 08/26/2029 500 493
3.25%, 08/26/2049 400 389

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp
2.75%, 11/02/2022 $ 100 $ 102
3.92%, 09/15/2047 400 428
4.00%, 11/02/2032 100 113
4.15%, 11/02/2042 50 56
General Electric Co
2.70%, 10/09/2022 385 390
3.10%, 01/09/2023 35 36
4.13%, 10/09/2042 26 27
4.63%, 01/07/2021 77 79
4.65%, 10/17/2021 30 31
5.30%, 02/11/2021 308 318
6.15%, 08/07/2037 155 193
6.75%, 03/15/2032 896 1,151
Illinois Tool Works Inc
2.65%, 11/15/2026 500 514
3.50%, 03/01/2024 350 371
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044 300 339
Parker-Hannifin Corp
3.50%, 09/15/2022 577 599
$ 6,322
Oil & Gas - 1.58%
Apache Corp
4.75%, 04/15/2043 133 129
5.10%, 09/01/2040 342 348
BP Capital Markets America Inc
3.22%, 04/14/2024 420 439
3.59%, 04/14/2027 30 32
4.74%, 03/11/2021 128 132
BP Capital Markets PLC
2.50%, 11/06/2022 1,220 1,242
3.06%, 03/17/2022 315 323
3.28%, 09/19/2027 175 184
3.56%, 11/01/2021 200 206
3.72%, 11/28/2028 40 44
3.81%, 02/10/2024 400 427
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 55 59
4.95%, 06/01/2047 20 24
6.25%, 03/15/2038 664 864
Cenovus Energy Inc
4.25%, 04/15/2027 400 424
5.40%, 06/15/2047 480 558
Chevron Corp
2.10%, 05/16/2021 80 80
2.36%, 12/05/2022 325 330
2.41%, 03/03/2022 500 507
2.95%, 05/16/2026 355 371
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 200
3.00%, 05/09/2023 150 152
4.25%, 05/09/2043 100 111
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 534
Concho Resources Inc
4.30%, 08/15/2028 300 327
4.88%, 10/01/2047 120 140
Conoco Funding Co
7.25%, 10/15/2031 200 286
ConocoPhillips
6.50%, 02/01/2039 169 246
ConocoPhillips Co
4.30%, 11/15/2044 420 493
ConocoPhillips Holding Co
6.95%, 04/15/2029 202 275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Continental Resources Inc/OK
4.38%, 01/15/2028 $ 600 $ 638
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 517
Diamondback Energy Inc
2.88%, 12/01/2024 155 157
3.25%, 12/01/2026 155 157
Ecopetrol SA
5.88%, 09/18/2023 650 719
5.88%, 05/28/2045 400 471
EOG Resources Inc
2.63%, 03/15/2023 200 204
4.15%, 01/15/2026 350 385
Equinor ASA
2.45%, 01/17/2023 30 30
2.65%, 01/15/2024 400 410
3.15%, 01/23/2022 102 105
3.25%, 11/18/2049 420 423
5.10%, 08/17/2040 263 335
Exxon Mobil Corp
1.90%, 08/16/2022 500 503
2.02%, 08/16/2024 250 251
2.28%, 08/16/2026 500 503
2.44%, 08/16/2029 150 151
3.00%, 08/16/2039 150 150
3.10%, 08/16/2049 450 449
Hess Corp
5.60%, 02/15/2041 51 60
7.13%, 03/15/2033 221 280
7.30%, 08/15/2031 25 32
HollyFrontier Corp
5.88%, 04/01/2026 475 536
Marathon Oil Corp
2.80%, 11/01/2022 10 10
3.85%, 06/01/2025 505 535
6.60%, 10/01/2037 223 285
Marathon Petroleum Corp
3.63%, 09/15/2024 400 420
5.00%, 09/15/2054 200 216
5.13%, 03/01/2021 77 80
5.13%, 12/15/2026 300 340
Newfield Exploration Co
5.63%, 07/01/2024 500 549
Nexen Inc
5.88%, 03/10/2035 340 434
6.40%, 05/15/2037 157 215
7.50%, 07/30/2039 15 23
Noble Energy Inc
3.25%, 10/15/2029 325 329
5.05%, 11/15/2044 25 28
5.25%, 11/15/2043 350 394
6.00%, 03/01/2041 102 123
Occidental Petroleum Corp
2.60%, 08/13/2021 85 86
2.70%, 08/15/2022 365 369
2.70%, 02/15/2023 330 333
2.90%, 08/15/2024 490 498
3.13%, 02/15/2022 30 31
3.20%, 08/15/2026 125 126
3.50%, 06/15/2025 500 516
3.50%, 08/15/2029 170 174
4.10%, 02/15/2047 300 292
4.30%, 08/15/2039 40 41
4.40%, 04/15/2046 50 51
4.40%, 08/15/2049 50 52
4.50%, 07/15/2044 100 101
4.63%, 06/15/2045 25 26

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
4.85%, 03/15/2021 $ 16 $ 16
6.20%, 03/15/2040 25 30
6.45%, 09/15/2036 725 891
6.60%, 03/15/2046 40 52
7.50%, 05/01/2031 77 100
Petroleos Mexicanos
4.50%, 01/23/2026 500 498
6.49%, 01/23/2027
(d)
559 595
6.50%, 03/13/2027 1,790 1,900
6.63%, 06/15/2035 536 549
6.75%, 09/21/2047 640 641
6.84%, 01/23/2030
(d)
240 256
7.69%, 01/23/2050
(d)
979 1,068
Phillips 66
4.30%, 04/01/2022 1,143 1,200
5.88%, 05/01/2042 128 173
Pioneer Natural Resources Co
3.95%, 07/15/2022 100 104
Shell International Finance BV
1.75%, 09/12/2021 65 65
2.00%, 11/07/2024 155 155
2.38%, 08/21/2022 130 132
2.38%, 11/07/2029 155 154
2.50%, 09/12/2026 330 336
3.13%, 11/07/2049 155 153
3.63%, 08/21/2042 100 107
3.75%, 09/12/2046 30 33
4.00%, 05/10/2046 245 279
4.13%, 05/11/2035 1,610 1,884
4.38%, 05/11/2045 490 585
4.55%, 08/12/2043 35 43
5.50%, 03/25/2040 25 34
6.38%, 12/15/2038 43 63
Suncor Energy Inc
4.00%, 11/15/2047 90 98
5.95%, 05/15/2035 400 520
6.50%, 06/15/2038 428 596
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
Total Capital International SA
2.22%, 07/12/2021 1,035 1,041
2.43%, 01/10/2025 85 86
2.83%, 01/10/2030 85 87
2.88%, 02/17/2022 128 131
3.46%, 02/19/2029 800 867
3.46%, 07/12/2049 85 89
Valero Energy Corp
3.65%, 03/15/2025 500 532
6.63%, 06/15/2037 234 310
7.50%, 04/15/2032 15 21
$ 40,171
Oil & Gas Services - 0.13%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 158
3.14%, 11/07/2029 155 160
3.34%, 12/15/2027 165 172
4.08%, 12/15/2047 170 174
Halliburton Co
3.25%, 11/15/2021 651 664
3.80%, 11/15/2025 1,000 1,067
4.50%, 11/15/2041 51 54
4.85%, 11/15/2035 275 311
7.45%, 09/15/2039 10 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
National Oilwell Varco Inc
2.60%, 12/01/2022 $ 144 $ 145
3.60%, 12/01/2029 155 156
3.95%, 12/01/2042 200 184
$ 3,260
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 310 312
4.05%, 12/15/2049 155 161
WestRock RKT LLC
4.00%, 03/01/2023 500 522
$ 995
Pharmaceuticals - 1.60%
AbbVie Inc
2.15%, 11/19/2021
(d)
310 310
2.30%, 11/21/2022
(d)
310 312
2.60%, 11/21/2024
(d)
465 469
2.90%, 11/06/2022 200 204
2.95%, 11/21/2026
(d)
310 316
3.20%, 05/14/2026 335 347
3.20%, 11/21/2029
(d)
775 788
3.38%, 11/14/2021 350 359
3.60%, 05/14/2025 500 528
3.75%, 11/14/2023 350 368
4.05%, 11/21/2039
(d)
385 405
4.25%, 11/14/2028 220 243
4.25%, 11/21/2049
(d)
620 658
4.30%, 05/14/2036 170 187
4.40%, 11/06/2042 200 215
4.45%, 05/14/2046 280 300
4.50%, 05/14/2035 300 338
4.70%, 05/14/2045 330 369
4.88%, 11/14/2048 210 243
Allergan Finance LLC
3.25%, 10/01/2022 180 184
4.63%, 10/01/2042 100 105
Allergan Funding SCS
3.45%, 03/15/2022 30 31
3.80%, 03/15/2025 330 347
3.85%, 06/15/2024 445 467
4.75%, 03/15/2045 235 256
AmerisourceBergen Corp
3.40%, 05/15/2024 250 260
AstraZeneca PLC
2.38%, 06/12/2022 20 20
3.38%, 11/16/2025 305 324
4.00%, 09/18/2042 125 137
4.38%, 11/16/2045 185 216
4.38%, 08/17/2048 90 105
6.45%, 09/15/2037 164 231
Becton Dickinson and Co
2.89%, 06/06/2022 50 51
3.36%, 06/06/2024 20 21
3.73%, 12/15/2024 394 418
4.67%, 06/06/2047 35 42
4.69%, 12/15/2044 196 229
Bristol-Myers Squibb Co
2.55%, 05/14/2021
(d)
500 505
2.60%, 05/16/2022
(d)
500 508
2.90%, 07/26/2024
(d)
610 630
3.25%, 08/15/2022
(d)
25 26
3.25%, 02/20/2023
(d)
400 414
3.25%, 08/01/2042 300 300
3.40%, 07/26/2029
(d)
540 578
3.55%, 08/15/2022
(d)
20 21
3.88%, 08/15/2025
(d)
470 508
3.90%, 02/20/2028
(d)
185 204
4.13%, 06/15/2039
(d)
230 266

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
4.25%, 10/26/2049
(d)
$ 430 $ 511
4.35%, 11/15/2047
(d)
150 179
4.55%, 02/20/2048
(d)
185 227
4.63%, 05/15/2044
(d)
355 430
5.00%, 08/15/2045
(d)
30 39
Cardinal Health Inc
2.62%, 06/15/2022 250 253
3.08%, 06/15/2024 50 51
3.20%, 03/15/2023 200 205
3.41%, 06/15/2027 200 205
4.60%, 03/15/2043 100 100
Cigna Corp
3.25%, 04/15/2025
(d)
775 804
3.40%, 09/17/2021 400 409
4.13%, 11/15/2025 270 293
4.38%, 10/15/2028 750 831
4.75%, 11/15/2021
(d)
77 81
4.80%, 08/15/2038 400 467
4.80%, 07/15/2046
(d)
25 29
4.90%, 12/15/2048 360 430
6.13%, 11/15/2041
(d)
16 20
CVS Health Corp
2.13%, 06/01/2021 30 30
2.63%, 08/15/2024 420 424
3.00%, 08/15/2026 375 383
3.25%, 08/15/2029 170 173
3.50%, 07/20/2022 1,000 1,032
4.00%, 12/05/2023 70 74
4.10%, 03/25/2025 1,000 1,074
4.30%, 03/25/2028 500 546
4.78%, 03/25/2038 485 551
4.88%, 07/20/2035 1,000 1,150
5.05%, 03/25/2048 980 1,161
5.13%, 07/20/2045 370 439
5.30%, 12/05/2043 25 30
Eli Lilly & Co
3.95%, 03/15/2049 400 463
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 545 602
5.38%, 04/15/2034 500 644
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022 143 146
Johnson & Johnson
2.45%, 03/01/2026 30 30
2.95%, 03/03/2027 5 5
3.50%, 01/15/2048 90 99
3.63%, 03/03/2037 20 22
3.70%, 03/01/2046 225 254
3.75%, 03/03/2047 30 34
4.95%, 05/15/2033 201 251
5.95%, 08/15/2037 775 1,103
McKesson Corp
4.75%, 03/01/2021 250 256
4.88%, 03/15/2044 150 164
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 299
Merck & Co Inc
2.35%, 02/10/2022 800 808
2.75%, 02/10/2025 385 400
2.80%, 05/18/2023 230 237
3.60%, 09/15/2042 100 108
3.70%, 02/10/2045 10 11
3.88%, 01/15/2021 40 41
3.90%, 03/07/2039 115 132
4.00%, 03/07/2049 170 199
4.15%, 05/18/2043 200 239
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mylan NV
3.75%, 12/15/2020 $ 76 $ 78
3.95%, 06/15/2026 595 620
5.25%, 06/15/2046 170 191
Novartis Capital Corp
3.00%, 11/20/2025 500 526
4.40%, 05/06/2044 350 427
Pfizer Inc
1.95%, 06/03/2021 30 30
2.75%, 06/03/2026 35 36
3.00%, 06/15/2023 530 551
3.45%, 03/15/2029 210 226
4.00%, 03/15/2049 140 161
4.13%, 12/15/2046 525 610
4.20%, 09/15/2048 470 552
4.40%, 05/15/2044 30 36
5.60%, 09/15/2040 380 514
7.20%, 03/15/2039 176 277
Sanofi
3.38%, 06/19/2023 400 419
3.63%, 06/19/2028 400 441
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021 500 503
3.20%, 09/23/2026 525 541
Wyeth LLC
5.95%, 04/01/2037 91 124
6.50%, 02/01/2034 144 203
Zoetis Inc
3.25%, 02/01/2023 100 103
3.95%, 09/12/2047 5 5
$ 40,715
Pipelines - 1.01%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 204
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(d)
310 317
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 317
Enable Midstream Partners LP
5.00%, 05/15/2044 500 459
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 149
Enbridge Inc
2.50%, 01/15/2025 155 156
3.13%, 11/15/2029 155 157
4.25%, 12/01/2026 750 826
5.50%, 12/01/2046 30 39
Energy Transfer Operating LP
3.60%, 02/01/2023 15 15
4.75%, 01/15/2026 50 54
4.90%, 03/15/2035 600 630
5.20%, 02/01/2022 102 107
5.25%, 04/15/2029 400 449
5.30%, 04/15/2047 15 16
5.95%, 10/01/2043 350 391
6.13%, 12/15/2045 525 609
6.25%, 04/15/2049 500 603
6.50%, 02/01/2042 402 478
Enterprise Products Operating LLC
3.35%, 03/15/2023 300 310
3.70%, 02/15/2026 525 559
3.75%, 02/15/2025 500 533
3.90%, 02/15/2024 250 265
4.25%, 02/15/2048 155 167
4.85%, 08/15/2042 300 348
4.85%, 03/15/2044 430 498
4.90%, 05/15/2046 400 469
6.13%, 10/15/2039 123 161

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC   (continued)
6.45%, 09/01/2040 $ 177 $ 241
6.88%, 03/01/2033 15 20
EQM Midstream Partners LP
4.75%, 07/15/2023 300 301
Kinder Morgan Energy Partners LP
3.50%, 03/01/2021 750 760
3.50%, 09/01/2023 200 207
4.15%, 03/01/2022 300 311
4.70%, 11/01/2042 200 214
5.00%, 03/01/2043 100 110
5.40%, 09/01/2044 400 461
6.38%, 03/01/2041 128 161
6.50%, 09/01/2039 112 142
6.95%, 01/15/2038 112 148
7.40%, 03/15/2031 177 232
Kinder Morgan Inc/DE
3.15%, 01/15/2023 500 511
4.30%, 06/01/2025 55 60
5.05%, 02/15/2046 15 17
5.55%, 06/01/2045 50 60
Magellan Midstream Partners LP
3.95%, 03/01/2050 525 540
MPLX LP
4.13%, 03/01/2027 425 446
4.25%, 12/01/2027
(d)
400 421
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 224
4.70%, 04/15/2048 185 189
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 61
5.20%, 03/01/2047 330 357
5.20%, 12/01/2047
(d)
200 213
5.50%, 02/15/2049 170 193
ONEOK Inc
2.75%, 09/01/2024 175 177
3.40%, 09/01/2029 100 102
4.25%, 02/01/2022 300 311
4.45%, 09/01/2049 500 519
ONEOK Partners LP
5.00%, 09/15/2023 250 271
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 202
3.55%, 12/15/2029 865 853
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 184
4.50%, 12/15/2026 520 554
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 396
5.63%, 03/01/2025 390 439
5.75%, 05/15/2024 300 335
5.88%, 06/30/2026 345 397
Spectra Energy Partners LP
5.95%, 09/25/2043 200 251
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 203
4.95%, 01/15/2043 200 198
5.35%, 05/15/2045 15 16
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 134
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 333
4.75%, 05/15/2038 300 343
4.88%, 05/15/2048 420 497
5.60%, 03/31/2034 300 372
6.10%, 06/01/2040 25 33
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd   (continued)
7.25%, 08/15/2038 $ 51 $ 74
Western Midstream Operating LP
5.50%, 08/15/2048 300 264
Williams Cos Inc/The
3.35%, 08/15/2022 15 15
3.75%, 06/15/2027 400 417
3.90%, 01/15/2025 350 369
4.00%, 09/15/2025 595 631
5.10%, 09/15/2045 180 201
6.30%, 04/15/2040 343 426
$ 25,615
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 323
Regional Authority - 0.27%
Province of Alberta Canada
3.30%, 03/15/2028 850 920
Province of British Columbia Canada
2.00%, 10/23/2022 750 756
2.65%, 09/22/2021 77 78
6.50%, 01/15/2026 18 22
Province of Manitoba Canada
3.05%, 05/14/2024 500 523
Province of Ontario Canada
2.00%, 10/02/2029 1,000 982
2.40%, 02/08/2022 500 506
2.50%, 09/10/2021 500 506
3.20%, 05/16/2024 750 790
3.40%, 10/17/2023 305 323
Province of Quebec Canada
2.63%, 02/13/2023 1,000 1,027
2.75%, 08/25/2021 231 235
7.50%, 09/15/2029 64 92
$ 6,760
REITs - 0.83%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 79
3.38%, 08/15/2031 115 120
4.00%, 01/15/2024 250 266
4.00%, 02/01/2050 85 93
American Campus Communities Operating
Partnership LP
3.63%, 11/15/2027 300 316
American Tower Corp
3.38%, 10/15/2026 500 520
3.50%, 01/31/2023 530 549
3.70%, 10/15/2049 165 164
4.70%, 03/15/2022 278 293
AvalonBay Communities Inc
4.20%, 12/15/2023 400 429
Boston Properties LP
2.75%, 10/01/2026 550 558
2.90%, 03/15/2030 575 574
4.13%, 05/15/2021 77 79
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 315
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Crown Castle International Corp
3.10%, 11/15/2029 150 152
3.20%, 09/01/2024 400 414
3.70%, 06/15/2026 765 809
4.00%, 11/15/2049 110 114
5.25%, 01/15/2023 30 33
Digital Realty Trust LP
4.45%, 07/15/2028 250 277

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Duke Realty LP
2.88%, 11/15/2029 $ 75 $ 75
3.88%, 10/15/2022 100 104
4.00%, 09/15/2028 400 436
Equinix Inc
2.63%, 11/18/2024 155 155
3.20%, 11/18/2029 260 261
ERP Operating LP
2.50%, 02/15/2030 125 124
4.63%, 12/15/2021 500 522
Essex Portfolio LP
3.00%, 01/15/2030 170 172
4.00%, 03/01/2029 300 326
4.50%, 03/15/2048 300 344
Federal Realty Investment Trust
4.50%, 12/01/2044 250 289
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 174
5.38%, 04/15/2026 300 332
Healthpeak Properties Inc
3.00%, 01/15/2030 150 151
3.40%, 02/01/2025 300 313
4.20%, 03/01/2024 250 267
6.75%, 02/01/2041 300 423
Highwoods Realty LP
3.20%, 06/15/2021 350 355
Kimco Realty Corp
3.20%, 05/01/2021 250 254
3.70%, 10/01/2049 330 321
Liberty Property LP
3.38%, 06/15/2023 300 312
Mid-America Apartments LP
4.00%, 11/15/2025 500 541
National Retail Properties Inc
4.30%, 10/15/2028 400 443
4.80%, 10/15/2048 200 242
Office Properties Income Trust
4.00%, 07/15/2022 400 409
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 320
4.95%, 04/01/2024 750 821
Prologis LP
3.88%, 09/15/2028 250 276
Realty Income Corp
4.65%, 08/01/2023 250 271
Service Properties Trust
4.75%, 10/01/2026 165 169
5.00%, 08/15/2022 100 105
Simon Property Group LP
2.00%, 09/13/2024 915 911
2.45%, 09/13/2029 140 138
3.25%, 11/30/2026 500 526
3.25%, 09/13/2049 140 136
4.25%, 11/30/2046 130 149
6.75%, 02/01/2040 25 37
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 307
UDR Inc
3.20%, 01/15/2030 165 169
4.00%, 10/01/2025 200 216
Ventas Realty LP
3.00%, 01/15/2030 200 198
3.50%, 04/15/2024 300 313
5.70%, 09/30/2043 300 373
VEREIT Operating Partnership LP
3.10%, 12/15/2029 375 369
Weingarten Realty Investors
3.38%, 10/15/2022 180 184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
3.63%, 03/15/2024 $ 600 $ 630
3.75%, 03/15/2023 200 209
4.13%, 03/15/2029 300 327
Weyerhaeuser Co
7.38%, 03/15/2032 300 415
$ 21,089
Retail - 0.68%
AutoZone Inc
3.75%, 06/01/2027 250 267
Costco Wholesale Corp
2.15%, 05/18/2021 35 35
2.30%, 05/18/2022 310 314
2.75%, 05/18/2024 50 52
3.00%, 05/18/2027 150 158
Dollar General Corp
4.15%, 11/01/2025 500 544
Dollar Tree Inc
4.20%, 05/15/2028 185 198
Home Depot Inc/The
2.13%, 09/15/2026 250 250
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 31
3.50%, 09/15/2056 305 318
3.75%, 02/15/2024 380 406
3.90%, 06/15/2047 30 34
4.20%, 04/01/2043 20 23
4.25%, 04/01/2046 590 696
4.40%, 03/15/2045 20 24
5.95%, 04/01/2041 351 496
Kohl's Corp
5.55%, 07/17/2045 250 255
Lowe's Cos Inc
3.10%, 05/03/2027 530 548
3.65%, 04/05/2029 465 497
3.70%, 04/15/2046 40 41
4.05%, 05/03/2047 30 32
4.38%, 09/15/2045 500 558
McDonald's Corp
2.63%, 09/01/2029 415 416
3.38%, 05/26/2025 500 529
3.63%, 09/01/2049 115 117
3.70%, 02/15/2042 128 130
4.70%, 12/09/2035 25 30
4.88%, 07/15/2040 9 10
4.88%, 12/09/2045 250 301
6.30%, 10/15/2037 262 356
O'Reilly Automotive Inc
3.85%, 06/15/2023 300 314
4.35%, 06/01/2028 300 335
QVC Inc
4.38%, 03/15/2023 250 258
Starbucks Corp
3.55%, 08/15/2029 500 542
3.85%, 10/01/2023 530 562
4.45%, 08/15/2049 300 348
Target Corp
2.50%, 04/15/2026 500 513
2.90%, 01/15/2022 25 26
3.50%, 07/01/2024 30 32
3.63%, 04/15/2046 35 38
TJX Cos Inc/The
2.50%, 05/15/2023 500 510
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 427
3.80%, 11/18/2024 300 313
4.80%, 11/18/2044 355 360

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
2.35%, 12/15/2022 $ 500 $ 509
2.85%, 07/08/2024 575 597
2.95%, 09/24/2049 245 244
3.05%, 07/08/2026 500 527
3.25%, 07/08/2029 490 526
3.40%, 06/26/2023 530 557
3.70%, 06/26/2028 390 430
3.95%, 06/28/2038 185 214
5.63%, 04/01/2040 38 53
5.63%, 04/15/2041 280 394
7.55%, 02/15/2030 628 911
$ 17,237
Semiconductors - 0.45%
Analog Devices Inc
2.50%, 12/05/2021 750 756
2.95%, 01/12/2021 300 303
Applied Materials Inc
3.30%, 04/01/2027 35 37
3.90%, 10/01/2025 500 545
4.35%, 04/01/2047 40 48
5.10%, 10/01/2035 250 316
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 550 558
3.88%, 01/15/2027 660 686
Broadcom Inc
3.63%, 10/15/2024
(d)
350 364
4.25%, 04/15/2026
(d)
500 531
4.75%, 04/15/2029
(d)
730 798
Intel Corp
2.45%, 11/15/2029 310 309
2.60%, 05/19/2026 530 543
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 572
3.25%, 11/15/2049 155 156
3.30%, 10/01/2021 207 213
3.73%, 12/08/2047 240 264
4.00%, 12/15/2032 200 233
4.25%, 12/15/2042 200 235
4.80%, 10/01/2041 77 96
4.90%, 07/29/2045 25 32
KLA Corp
4.65%, 11/01/2024 500 549
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 331
Micron Technology Inc
4.19%, 02/15/2027 115 123
4.66%, 02/15/2030 115 127
NVIDIA Corp
2.20%, 09/16/2021 500 503
QUALCOMM Inc
2.60%, 01/30/2023 360 366
2.90%, 05/20/2024 20 21
3.00%, 05/20/2022 30 31
3.25%, 05/20/2027 320 337
3.45%, 05/20/2025 300 317
4.65%, 05/20/2035 115 137
4.80%, 05/20/2045 175 214
Texas Instruments Inc
2.75%, 03/12/2021 400 404
4.15%, 05/15/2048 205 244
$ 11,325
Software - 0.68%
CA Inc
3.60%, 08/15/2022 300 307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fidelity National Information Services Inc
3.00%, 08/15/2026 $ 40 $ 41
3.50%, 04/15/2023 30 31
3.75%, 05/21/2029 400 439
Fiserv Inc
3.50%, 10/01/2022 600 622
3.50%, 07/01/2029 310 326
3.80%, 10/01/2023 400 423
3.85%, 06/01/2025 300 320
Microsoft Corp
1.55%, 08/08/2021 670 669
2.38%, 02/12/2022 380 385
2.40%, 02/06/2022 690 700
2.40%, 08/08/2026 55 56
2.65%, 11/03/2022 55 56
2.70%, 02/12/2025 30 31
3.13%, 11/03/2025 700 740
3.30%, 02/06/2027 200 214
3.45%, 08/08/2036 750 822
3.50%, 02/12/2035 800 881
3.63%, 12/15/2023 30 32
3.70%, 08/08/2046 950 1,074
4.00%, 02/12/2055 850 1,008
4.10%, 02/06/2037 180 213
4.20%, 11/03/2035 430 512
4.50%, 02/06/2057 325 422
5.30%, 02/08/2041 77 105
Oracle Corp
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 30
2.50%, 10/15/2022 1,070 1,090
2.63%, 02/15/2023 390 398
2.65%, 07/15/2026 700 716
2.80%, 07/08/2021 80 81
3.80%, 11/15/2037 250 273
3.90%, 05/15/2035 1,200 1,338
4.00%, 07/15/2046 780 868
4.30%, 07/08/2034 1,015 1,188
4.38%, 05/15/2055 610 724
$ 17,166
Sovereign - 1.60%
Chile Government International Bond
3.13%, 03/27/2025 250 261
3.25%, 09/14/2021 180 183
Colombia Government International Bond
2.63%, 03/15/2023 500 501
4.00%, 02/26/2024 1,500 1,581
4.38%, 07/12/2021 100 103
4.50%, 01/28/2026 1,700 1,851
6.13%, 01/18/2041 200 259
8.13%, 05/21/2024 201 247
10.38%, 01/28/2033 100 161
Export Development Canada
2.00%, 05/17/2022 1,500 1,511
Export-Import Bank of Korea
3.00%, 11/01/2022 500 514
3.25%, 11/10/2025 500 527
3.25%, 08/12/2026 500 524
5.00%, 04/11/2022 200 213
Hungary Government International Bond
7.63%, 03/29/2041 250 411
Indonesia Government International Bond
3.50%, 01/11/2028 200 209
3.70%, 10/30/2049
(e)
200 205
4.35%, 01/11/2048 500 551
4.75%, 02/11/2029 200 229

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government AID Bond
5.50%, 09/18/2023 $ 25 $ 28
5.50%, 04/26/2024 125 144
5.50%, 09/18/2033 12 16
Israel Government International Bond
3.25%, 01/17/2028 300 322
4.00%, 06/30/2022 500 524
4.13%, 01/17/2048 300 347
Japan Bank for International Cooperation
1.63%, 10/17/2022 900 894
2.00%, 10/17/2029 200 195
2.38%, 04/20/2026 300 304
2.50%, 06/01/2022 500 507
3.00%, 05/29/2024 1,000 1,038
3.38%, 07/31/2023 1,000 1,050
Korea International Bond
3.88%, 09/11/2023 250 266
Mexico Government International Bond
3.60%, 01/30/2025 210 220
3.63%, 03/15/2022 300 309
3.75%, 01/11/2028 500 519
4.50%, 04/22/2029 1,000 1,096
4.60%, 01/23/2046 670 727
4.60%, 02/10/2048 700 767
4.75%, 03/08/2044 506 559
5.55%, 01/21/2045 300 369
6.05%, 01/11/2040 464 603
Panama Government International Bond
3.75%, 03/16/2025 800 850
3.88%, 03/17/2028 500 545
4.50%, 04/16/2050 900 1,065
6.70%, 01/26/2036 224 314
Peruvian Government International Bond
5.63%, 11/18/2050 528 772
6.55%, 03/14/2037 126 184
7.35%, 07/21/2025 180 227
8.75%, 11/21/2033 192 316
Philippine Government International Bond
3.00%, 02/01/2028 300 312
3.70%, 02/02/2042 230 260
3.95%, 01/20/2040 300 343
5.00%, 01/13/2037 300 383
6.38%, 10/23/2034 210 298
9.50%, 02/02/2030 400 638
10.63%, 03/16/2025 400 565
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 196
2.88%, 10/17/2029 200 190
5.38%, 06/15/2033 1,020 1,188
6.88%, 09/27/2023 712 816
Republic of Poland Government International
Bond
4.00%, 01/22/2024 1,000 1,076
5.00%, 03/23/2022 528 564
5.13%, 04/21/2021 51 53
Svensk Exportkredit AB
2.38%, 03/09/2022 500 507
2.88%, 05/22/2021 1,800 1,827
Tennessee Valley Authority
2.88%, 02/01/2027 250 262
3.50%, 12/15/2042 400 449
3.88%, 02/15/2021 500 511
4.25%, 09/15/2065 200 260
4.63%, 09/15/2060 300 412
5.25%, 09/15/2039 251 346
5.38%, 04/01/2056 154 234
6.75%, 11/01/2025 102 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
4.13%, 11/20/2045 $ 100 $ 107
4.38%, 10/27/2027 1,240 1,371
4.98%, 04/20/2055 210 247
5.10%, 06/18/2050 725 870
8.00%, 11/18/2022 1,015 1,135
$ 40,667
Supranational Bank - 1.32%
African Development Bank
2.38%, 09/23/2021 400 405
Asian Development Bank
1.75%, 06/08/2021 500 500
1.75%, 08/14/2026 500 494
1.88%, 02/18/2022 1,250 1,255
2.13%, 11/24/2021
(e)
750 756
2.13%, 03/19/2025 300 305
2.63%, 01/30/2024 1,000 1,035
2.75%, 03/17/2023 400 413
2.75%, 01/19/2028 300 318
5.82%, 06/16/2028 15 19
6.38%, 10/01/2028 51 68
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 500 510
Corp Andina de Fomento
3.25%, 02/11/2022 900 915
4.38%, 06/15/2022 22 23
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 650 645
1.88%, 02/23/2022 250 251
European Investment Bank
2.00%, 03/15/2021 1,775 1,782
2.25%, 03/15/2022 400 405
2.25%, 08/15/2022
(e)
750 761
2.25%, 06/24/2024
(e)
500 510
2.38%, 05/24/2027 300 310
2.50%, 04/15/2021 1,500 1,515
2.50%, 03/15/2023 600 615
2.63%, 05/20/2022 900 920
2.63%, 03/15/2024 1,000 1,036
3.25%, 01/29/2024 1,000 1,060
4.88%, 02/15/2036 25 34
FMS Wertmanagement
2.75%, 01/30/2024 500 519
Inter-American Development Bank
1.75%, 04/14/2022 1,000 1,002
1.88%, 03/15/2021 500 501
2.13%, 01/18/2022 340 343
2.38%, 07/07/2027 500 516
2.50%, 01/18/2023 1,450 1,485
3.00%, 02/21/2024 250 262
3.13%, 09/18/2028 500 546
4.38%, 01/24/2044 50 66
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 344
1.38%, 09/20/2021 500 498
1.63%, 02/10/2022 1,000 999
1.75%, 10/23/2029 230 225
2.25%, 06/24/2021 500 504
2.50%, 11/25/2024 500 517
2.50%, 07/29/2025 1,700 1,763
2.50%, 11/22/2027 1,500 1,564
7.63%, 01/19/2023 1,512 1,775
International Finance Corp
1.13%, 07/20/2021 1,500 1,487
2.25%, 01/25/2021 500 503

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Nordic Investment Bank
1.38%, 10/17/2022 $ 200 $ 198
2.25%, 02/01/2021 500 503
2.25%, 05/21/2024 500 510
$ 33,490
Telecommunications - 1.26%
America Movil SAB de CV
3.13%, 07/16/2022 600 614
6.13%, 03/30/2040 102 137
6.38%, 03/01/2035 200 267
AT&T Inc
2.63%, 12/01/2022 630 640
2.95%, 07/15/2026 20 20
3.00%, 06/30/2022 200 204
3.40%, 05/15/2025 200 210
3.60%, 07/15/2025 500 529
3.80%, 02/15/2027 40 43
4.00%, 01/15/2022 180 187
4.05%, 12/15/2023 500 536
4.10%, 02/15/2028 81 88
4.13%, 02/17/2026 30 33
4.25%, 03/01/2027 530 582
4.30%, 02/15/2030 1,101 1,223
4.30%, 12/15/2042 221 237
4.35%, 03/01/2029 500 556
4.35%, 06/15/2045 1,005 1,085
4.50%, 05/15/2035 1,225 1,365
4.50%, 03/09/2048 572 632
4.55%, 03/09/2049 247 274
4.60%, 02/15/2021 171 175
4.65%, 06/01/2044 500 547
4.75%, 05/15/2046 230 260
4.85%, 07/15/2045 60 69
5.15%, 03/15/2042 30 35
5.15%, 11/15/2046 420 503
5.35%, 09/01/2040 30 36
5.38%, 10/15/2041 128 152
5.45%, 03/01/2047 30 37
5.65%, 02/15/2047 15 19
5.70%, 03/01/2057 530 684
6.00%, 08/15/2040 663 849
British Telecommunications PLC
9.62%, 12/15/2030 577 887
Cisco Systems Inc
1.85%, 09/20/2021 350 350
2.20%, 09/20/2023 30 30
2.50%, 09/20/2026 30 31
2.95%, 02/28/2026 1,500 1,565
3.63%, 03/04/2024 30 32
Corning Inc
4.38%, 11/15/2057 300 308
4.75%, 03/15/2042 102 116
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 944
Motorola Solutions Inc
4.00%, 09/01/2024 500 531
Orange SA
4.13%, 09/14/2021 128 133
5.38%, 01/13/2042 102 131
Rogers Communications Inc
3.00%, 03/15/2023 400 410
3.70%, 11/15/2049 225 227
5.00%, 03/15/2044 500 606
Telefonica Emisiones SA
5.21%, 03/08/2047 530 629
7.05%, 06/20/2036 795 1,113
TELUS Corp
4.60%, 11/16/2048 300 355
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
2.63%, 08/15/2026 $ 25 $ 25
2.95%, 03/15/2022 746 763
3.13%, 03/16/2022 260 267
3.38%, 02/15/2025 40 42
3.85%, 11/01/2042 275 297
3.88%, 02/08/2029 400 441
4.02%, 12/03/2029 1,274 1,420
4.13%, 03/16/2027 500 555
4.33%, 09/21/2028 500 568
4.40%, 11/01/2034 750 870
4.50%, 08/10/2033 360 420
4.81%, 03/15/2039 25 30
4.86%, 08/21/2046 940 1,167
5.01%, 04/15/2049 540 692
5.15%, 09/15/2023 615 684
Vodafone Group PLC
4.25%, 09/17/2050 165 172
4.38%, 05/30/2028 560 621
5.00%, 05/30/2038 250 290
5.25%, 05/30/2048 400 481
6.15%, 02/27/2037 201 260
6.25%, 11/30/2032 500 640
$ 31,931
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.15%, 05/15/2021 250 253
6.35%, 03/15/2040 25 29
$ 282
Transportation - 0.59%
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025 500 521
3.55%, 02/15/2050 115 121
4.15%, 04/01/2045 500 568
4.45%, 03/15/2043 20 24
4.55%, 09/01/2044 15 18
5.15%, 09/01/2043 350 447
6.20%, 08/15/2036 500 689
Canadian National Railway Co
3.20%, 08/02/2046 400 408
3.65%, 02/03/2048 75 83
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 330
4.80%, 09/15/2035 500 596
CSX Corp
2.40%, 02/15/2030 65 64
2.60%, 11/01/2026 300 305
3.25%, 06/01/2027 40 42
3.35%, 11/01/2025 500 530
3.35%, 09/15/2049 70 69
3.70%, 11/01/2023 500 531
3.80%, 03/01/2028 100 109
3.80%, 11/01/2046 30 31
4.25%, 11/01/2066 400 428
4.30%, 03/01/2048 105 119
4.75%, 05/30/2042 277 327
FedEx Corp
3.10%, 08/05/2029 550 550
3.88%, 08/01/2042 100 96
4.40%, 01/15/2047 55 55
4.55%, 04/01/2046 400 411
4.75%, 11/15/2045 525 553
Kansas City Southern
4.70%, 05/01/2048 300 352
Norfolk Southern Corp
2.55%, 11/01/2029 155 155
3.25%, 12/01/2021 251 256
3.85%, 01/15/2024 200 212

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp   (continued)
3.94%, 11/01/2047 $ 398 $ 429
4.84%, 10/01/2041 100 119
Ryder System Inc
2.50%, 09/01/2024 80 80
2.90%, 12/01/2026 150 151
Union Pacific Corp
3.15%, 03/01/2024 400 416
3.55%, 08/15/2039 80 83
3.70%, 03/01/2029 900 984
3.80%, 10/01/2051 577 613
3.84%, 03/20/2060
(d)
225 228
3.95%, 09/10/2028 210 232
4.15%, 01/15/2045 350 384
4.16%, 07/15/2022 256 269
United Parcel Service Inc
2.20%, 09/01/2024 200 201
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 125
3.13%, 01/15/2021 1,128 1,141
3.40%, 09/01/2049 470 476
4.88%, 11/15/2040 25 30
6.20%, 01/15/2038 23 32
$ 15,003
Water - 0.01%
American Water Capital Corp
3.75%, 09/01/2047 180 191
6.59%, 10/15/2037 5 7
$ 198
TOTAL BONDS $ 810,926
MUNICIPAL BONDS - 0.74%
Principal
Amount (000's) Value (000's)
California - 0.28%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 458
6.92%, 04/01/2040 120 176
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 82
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 234
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 102
5.76%, 07/01/2029 50 61
6.76%, 07/01/2034 530 731
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 361
San Diego County Water Authority
6.14%, 05/01/2049 260 369
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 31
State of California
3.50%, 04/01/2028 165 178
7.30%, 10/01/2039 375 573
7.35%, 11/01/2039 500 768
7.60%, 11/01/2040 180 297
7.63%, 03/01/2040 280 448
7.95%, 03/01/2036 1,900 1,918
University of California
5.77%, 05/15/2043 200 265
$ 7,052
District of Columbia - 0.02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 591
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 $ 150 $ 202
7.06%, 04/01/2057 199 269
$ 471
Illinois - 0.08%
Chicago Transit Authority
6.20%, 12/01/2040 70 92
6.90%, 12/01/2040 200 270
City of Chicago IL
6.31%, 01/01/2044 250 284
County of Cook IL
6.23%, 11/15/2034 102 134
State of Illinois
4.95%, 06/01/2023 26 27
5.10%, 06/01/2033 1,000 1,078
7.35%, 07/01/2035 70 85
$ 1,970
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 136
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 270 278
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(g),(i)
51 47
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 878
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 218
6.56%, 12/15/2040 210 277
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 224
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 170
$ 1,814
New York - 0.10%
City of New York NY
5.52%, 10/01/2037 25 32
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 192
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 317
New York City Water & Sewer System
5.72%, 06/15/2042 270 381
5.95%, 06/15/2042 125 180
New York State Dormitory Authority
5.60%, 03/15/2040 435 551
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 490
4.96%, 08/01/2046 300 388
6.04%, 12/01/2029 50 64
$ 2,595
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 92
Ohio State University/The
4.91%, 06/01/2040 125 160
$ 252

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 $ 500 $ 577
Texas - 0.09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 186
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 66
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 97
Dallas County Hospital District
5.62%, 08/15/2044 83 109
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(i)
50 53
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 384
State of Texas
4.68%, 04/01/2040 100 123
5.52%, 04/01/2039 405 547
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 752
$ 2,317
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 315
Wisconsin - 0.02%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
370 415
TOTAL MUNICIPAL BONDS $ 18,822
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65.55%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.71%
2.00%, 08/01/2029 $ 460 $ 458
2.00%, 10/01/2031 103 102
2.00%, 03/01/2032 192 191
2.50%, 10/01/2027 162 164
2.50%, 03/01/2028 322 327
2.50%, 06/01/2028 172 174
2.50%, 06/01/2028 432 438
2.50%, 07/01/2028 293 297
2.50%, 10/01/2028 174 176
2.50%, 10/01/2028 147 149
2.50%, 10/01/2029 395 400
2.50%, 12/01/2029 475 482
2.50%, 09/01/2030 790 801
2.50%, 01/01/2031 839 851
2.50%, 01/01/2031 113 114
2.50%, 02/01/2031 93 94
2.50%, 03/01/2031 269 273
2.50%, 12/01/2031 295 299
2.50%, 12/01/2031 268 272
2.50%, 02/01/2032 333 337
2.50%, 03/01/2032 437 442
2.50%, 11/01/2032 851 861
2.50%, 02/01/2033 260 263
2.50%, 03/01/2033 785 795
2.50%, 03/01/2033 146 148
2.50%, 04/01/2033 332 336
2.50%, 05/01/2033 163 165
2.50%, 06/01/2033 258 261
2.50%, 11/01/2036 184 185
2.50%, 02/01/2043 176 175
2.50%, 03/01/2043 136 135
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 01/01/2027 $ 136 $ 140
3.00%, 03/01/2027 108 110
3.00%, 05/01/2027 99 101
3.00%, 10/01/2028 332 342
3.00%, 07/01/2029 409 422
3.00%, 08/01/2029 178 183
3.00%, 10/01/2029 106 110
3.00%, 11/01/2029 180 185
3.00%, 07/01/2030 408 420
3.00%, 09/01/2030 543 559
3.00%, 11/01/2030 155 159
3.00%, 11/01/2030 87 89
3.00%, 01/01/2031 198 203
3.00%, 04/01/2031 245 253
3.00%, 02/01/2032 79 82
3.00%, 05/01/2032 129 133
3.00%, 12/01/2032 679 698
3.00%, 12/01/2032 735 755
3.00%, 01/01/2033 1,066 1,096
3.00%, 02/01/2033 619 636
3.00%, 03/01/2033 381 394
3.00%, 04/01/2033 207 214
3.00%, 04/01/2033 221 228
3.00%, 06/01/2033 136 140
3.00%, 09/01/2033 195 202
3.00%, 09/01/2033 187 192
3.00%, 12/01/2034 67 69
3.00%, 01/01/2035 44 46
3.00%, 02/01/2035 63 65
3.00%, 05/01/2035 557 571
3.00%, 02/01/2036 123 127
3.00%, 09/01/2036 98 100
3.00%, 02/01/2037 141 145
3.00%, 05/01/2037 212 218
3.00%, 06/01/2037 234 241
3.00%, 07/01/2037 376 386
3.00%, 09/01/2037 76 78
3.00%, 01/01/2043 340 350
3.00%, 01/01/2043 211 217
3.00%, 02/01/2043 1,286 1,326
3.00%, 03/01/2043 839 865
3.00%, 04/01/2043 300 309
3.00%, 05/01/2043 307 316
3.00%, 06/01/2043 587 604
3.00%, 07/01/2043 518 534
3.00%, 07/01/2043 449 462
3.00%, 07/01/2043 944 973
3.00%, 07/01/2043 910 937
3.00%, 08/01/2043 176 181
3.00%, 08/01/2043 107 110
3.00%, 08/01/2043 1,577 1,624
3.00%, 08/01/2043 261 268
3.00%, 09/01/2043 563 579
3.00%, 09/01/2043 255 263
3.00%, 09/01/2043 388 400
3.00%, 10/01/2043 145 150
3.00%, 10/01/2043 481 495
3.00%, 03/01/2045 738 757
3.00%, 04/01/2045 241 248
3.00%, 06/01/2045 843 864
3.00%, 07/01/2045 500 513
3.00%, 07/01/2045 479 491
3.00%, 08/01/2045 927 950
3.00%, 08/01/2045 324 332
3.00%, 08/01/2045 251 257
3.00%, 12/01/2045 1,398 1,433
3.00%, 03/01/2046 209 214
3.00%, 03/01/2046 650 666

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 04/01/2046 $ 114 $ 117
3.00%, 04/01/2046 926 949
3.00%, 05/01/2046 212 218
3.00%, 09/01/2046 1,008 1,034
3.00%, 10/01/2046 786 806
3.00%, 11/01/2046 1,519 1,557
3.00%, 11/01/2046 153 157
3.00%, 11/01/2046 1,108 1,136
3.00%, 11/01/2046 903 926
3.00%, 12/01/2046 1,091 1,118
3.00%, 12/01/2046 1,318 1,351
3.00%, 01/01/2047 1,747 1,791
3.00%, 03/01/2047 1,617 1,655
3.00%, 03/01/2048 887 906
3.50%, 10/01/2025 119 123
3.50%, 11/01/2025 157 163
3.50%, 12/01/2026 157 163
3.50%, 01/01/2029 128 133
3.50%, 01/01/2032 107 112
3.50%, 02/01/2032 67 70
3.50%, 03/01/2032 82 86
3.50%, 04/01/2032 78 81
3.50%, 08/01/2032 65 68
3.50%, 09/01/2033 434 451
3.50%, 01/01/2034 71 74
3.50%, 01/01/2035 152 159
3.50%, 02/01/2035 135 141
3.50%, 07/01/2035 174 182
3.50%, 09/01/2035 346 362
3.50%, 04/01/2037 104 108
3.50%, 06/01/2037 246 256
3.50%, 05/01/2041 364 383
3.50%, 02/01/2042 435 458
3.50%, 04/01/2042 112 118
3.50%, 06/01/2042 263 277
3.50%, 07/01/2042 438 462
3.50%, 07/01/2042 357 377
3.50%, 08/01/2042 192 202
3.50%, 08/01/2042 431 454
3.50%, 02/01/2044 541 566
3.50%, 06/01/2044 716 751
3.50%, 09/01/2044 386 404
3.50%, 02/01/2045 422 443
3.50%, 03/01/2045 606 633
3.50%, 06/01/2045 675 706
3.50%, 07/01/2045 1,153 1,205
3.50%, 09/01/2045 653 682
3.50%, 10/01/2045 736 769
3.50%, 11/01/2045 1,175 1,228
3.50%, 12/01/2045 940 982
3.50%, 12/01/2045 688 719
3.50%, 12/01/2045 118 123
3.50%, 01/01/2046 128 134
3.50%, 01/01/2046 333 348
3.50%, 03/01/2046 3,148 3,289
3.50%, 03/01/2046 612 640
3.50%, 04/01/2046 761 794
3.50%, 05/01/2046 828 864
3.50%, 06/01/2046 919 960
3.50%, 08/01/2046 639 668
3.50%, 04/01/2047 1,153 1,198
3.50%, 08/01/2047 1,140 1,184
3.50%, 11/01/2047 1,122 1,168
3.50%, 11/01/2047 855 888
3.50%, 12/01/2047 925 963
3.50%, 01/01/2048 469 487
3.50%, 05/01/2048 168 174
3.50%, 06/01/2048 794 822
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 06/01/2048 $ 481 $ 499
3.50%, 06/01/2048 450 466
3.50%, 09/01/2048 454 468
3.50%, 09/01/2048 331 347
3.50%, 11/01/2048 439 451
4.00%, 06/01/2025 103 107
4.00%, 07/01/2025 143 150
4.00%, 12/01/2030 34 36
4.00%, 08/01/2031 37 39
4.00%, 10/01/2031 49 52
4.00%, 11/01/2031 15 16
4.00%, 12/01/2031 26 27
4.00%, 11/01/2033 71 76
4.00%, 01/01/2034 115 123
4.00%, 07/01/2035 50 53
4.00%, 03/01/2037 215 228
4.00%, 05/01/2038 113 120
4.00%, 02/01/2041 231 247
4.00%, 06/01/2042 148 158
4.00%, 06/01/2042 105 112
4.00%, 08/01/2043 710 756
4.00%, 01/01/2044 164 174
4.00%, 02/01/2044 366 391
4.00%, 03/01/2044 110 117
4.00%, 04/01/2044 470 499
4.00%, 05/01/2044 123 130
4.00%, 07/01/2044 382 405
4.00%, 07/01/2044 314 333
4.00%, 10/01/2044 329 348
4.00%, 11/01/2044 622 660
4.00%, 12/01/2044 711 754
4.00%, 01/01/2045 198 210
4.00%, 02/01/2045 275 290
4.00%, 04/01/2045 246 261
4.00%, 05/01/2045 127 135
4.00%, 06/01/2045 273 289
4.00%, 07/01/2045 346 367
4.00%, 08/01/2045 979 1,038
4.00%, 08/01/2045 106 113
4.00%, 08/01/2045 114 120
4.00%, 09/01/2045 320 337
4.00%, 09/01/2045 1,166 1,236
4.00%, 10/01/2045 1,224 1,298
4.00%, 11/01/2045 716 759
4.00%, 12/01/2045 314 333
4.00%, 03/01/2047 1,063 1,118
4.00%, 08/01/2047 1,197 1,259
4.00%, 10/01/2047 819 862
4.00%, 12/01/2047 1,347 1,416
4.00%, 07/01/2048 1,183 1,235
4.00%, 08/01/2048 687 716
4.00%, 09/01/2048 795 830
4.00%, 11/01/2048 693 721
4.50%, 08/01/2023 56 59
4.50%, 05/01/2024 56 59
4.50%, 02/01/2030 11 12
4.50%, 08/01/2030 8 9
4.50%, 05/01/2031 11 12
4.50%, 06/01/2031 75 81
4.50%, 06/01/2039 122 133
4.50%, 10/01/2039 88 95
4.50%, 10/01/2040 138 150
4.50%, 03/01/2041 281 304
4.50%, 03/01/2041 340 369
4.50%, 09/01/2041 107 113
4.50%, 11/01/2041 231 251
4.50%, 09/01/2043 193 210
4.50%, 11/01/2043 105 113

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 11/01/2043 $ 131 $ 142
4.50%, 01/01/2044 108 117
4.50%, 01/01/2044 143 154
4.50%, 03/01/2044 157 169
4.50%, 05/01/2044 256 275
4.50%, 07/01/2044 101 109
4.50%, 09/01/2044 98 105
4.50%, 10/01/2045 129 139
4.50%, 02/01/2046 594 637
4.50%, 03/01/2047 549 582
4.50%, 03/01/2047 111 117
4.50%, 04/01/2047 146 154
4.50%, 06/01/2047 323 343
4.50%, 09/01/2047 306 324
4.50%, 11/01/2047 75 80
4.50%, 05/01/2048 355 374
4.50%, 07/01/2048 660 695
4.50%, 09/01/2048 368 388
4.50%, 11/01/2048 686 723
4.50%, 11/01/2048 367 387
4.50%, 01/01/2049 1,186 1,250
4.50%, 05/01/2049 2,433 2,570
5.00%, 09/01/2023 47 50
5.00%, 04/01/2024 21 23
5.00%, 01/01/2025 75 80
5.00%, 12/01/2027 28 30
5.00%, 02/01/2030 5 5
5.00%, 03/01/2030 3 4
5.00%, 04/01/2034 94 103
5.00%, 06/01/2035 117 129
5.00%, 01/01/2038 212 233
5.00%, 11/01/2038 172 189
5.00%, 12/01/2038 179 197
5.00%, 09/01/2039 283 312
5.00%, 01/01/2040 191 211
5.00%, 05/01/2040 137 151
5.00%, 04/01/2041 124 136
5.00%, 06/01/2041 99 106
5.00%, 11/01/2041 295 316
5.00%, 11/01/2041 105 116
5.50%, 01/01/2028 69 74
5.50%, 04/01/2036 161 181
5.50%, 12/01/2036 109 123
5.50%, 12/01/2036 113 127
5.50%, 03/01/2039 165 185
5.50%, 04/01/2039 100 112
5.50%, 02/01/2040 154 173
5.50%, 06/01/2041 231 260
6.00%, 02/01/2027 8 9
$ 119,645
Federal National Mortgage Association (FNMA) - 0.16%
3.50%, 01/01/2035
(j)
4,000 4,146
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.37%
2.00%, 09/01/2028 129 128
2.00%, 05/01/2030 258 256
2.00%, 04/01/2032 117 116
2.50%, 01/01/2028 152 154
2.50%, 07/01/2028 188 191
2.50%, 08/01/2028 102 103
2.50%, 08/01/2028 191 194
2.50%, 09/01/2028 204 207
2.50%, 07/01/2029 104 105
2.50%, 07/01/2029 152 153
2.50%, 07/01/2029 234 236
2.50%, 09/01/2029 246 249
2.50%, 12/01/2029 129 130
2.50%, 01/01/2030 196 199
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 04/01/2030 $ 237 $ 240
2.50%, 05/01/2030 520 527
2.50%, 06/01/2030 294 298
2.50%, 08/01/2030 623 631
2.50%, 08/01/2030 128 129
2.50%, 01/01/2031 220 223
2.50%, 01/01/2031 214 217
2.50%, 02/01/2031 249 252
2.50%, 02/01/2031 289 293
2.50%, 05/01/2031 160 162
2.50%, 06/01/2031 263 267
2.50%, 11/01/2031 2,505 2,534
2.50%, 12/01/2031 410 415
2.50%, 01/01/2032 487 493
2.50%, 01/01/2032 893 904
2.50%, 02/01/2032 455 459
2.50%, 03/01/2032 163 165
2.50%, 03/01/2032 225 228
2.50%, 11/01/2032 43 43
2.50%, 12/01/2032 120 122
2.50%, 01/01/2033 188 191
2.50%, 02/01/2033 720 728
2.50%, 04/01/2033 1,348 1,364
2.50%, 07/01/2033 95 95
2.50%, 10/01/2034 1,605 1,619
2.50%, 10/01/2036 143 144
2.50%, 10/01/2036 56 56
2.50%, 12/01/2036 230 231
2.50%, 01/01/2043 521 518
2.50%, 08/01/2043 121 121
2.50%, 10/01/2043 319 317
2.50%, 12/01/2046 142 141
2.50%, 01/01/2050
(j)
6,000 5,933
3.00%, 11/01/2026 118 121
3.00%, 02/01/2027 213 218
3.00%, 04/01/2027 1,018 1,049
3.00%, 08/01/2027 160 164
3.00%, 10/01/2028 350 360
3.00%, 11/01/2028 179 185
3.00%, 02/01/2029 138 142
3.00%, 03/01/2029 228 234
3.00%, 03/01/2029 140 144
3.00%, 04/01/2029 185 191
3.00%, 05/01/2029 158 162
3.00%, 06/01/2029 114 117
3.00%, 08/01/2029 144 148
3.00%, 10/01/2029 103 106
3.00%, 10/01/2029 101 104
3.00%, 10/01/2029 131 135
3.00%, 11/01/2029 100 103
3.00%, 01/01/2030 522 537
3.00%, 01/01/2030 214 221
3.00%, 01/01/2030 478 492
3.00%, 03/01/2030 298 307
3.00%, 06/01/2030 301 310
3.00%, 06/01/2030 278 287
3.00%, 09/01/2030 517 533
3.00%, 09/01/2030 106 109
3.00%, 10/01/2030 299 307
3.00%, 02/01/2031 133 137
3.00%, 04/01/2032 1,213 1,252
3.00%, 05/01/2032 168 173
3.00%, 08/01/2032 272 280
3.00%, 01/01/2033 58 59
3.00%, 02/01/2033 1,255 1,290
3.00%, 08/01/2033 703 725
3.00%, 05/01/2034 416 427

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2034 $ 151 $ 155
3.00%, 08/01/2034 537 554
3.00%, 10/01/2034 71 74
3.00%, 11/01/2034 195 201
3.00%, 12/01/2034 3,476 3,571
3.00%, 01/01/2035
(j)
1,950 1,999
3.00%, 02/01/2035 184 190
3.00%, 02/01/2035 212 217
3.00%, 03/01/2035 93 95
3.00%, 04/01/2035 97 99
3.00%, 06/01/2035 219 225
3.00%, 07/01/2035 82 85
3.00%, 11/01/2035 125 128
3.00%, 07/01/2036 199 204
3.00%, 12/01/2036 418 429
3.00%, 12/01/2036 569 584
3.00%, 12/01/2036 285 293
3.00%, 02/01/2037 241 247
3.00%, 02/01/2037 38 39
3.00%, 04/01/2037 150 154
3.00%, 04/01/2037 125 128
3.00%, 07/01/2037 92 94
3.00%, 08/01/2037 151 154
3.00%, 09/01/2037 380 389
3.00%, 04/01/2042 207 214
3.00%, 09/01/2042 117 120
3.00%, 11/01/2042 738 761
3.00%, 12/01/2042 115 118
3.00%, 02/01/2043 478 492
3.00%, 02/01/2043 464 479
3.00%, 02/01/2043 780 803
3.00%, 04/01/2043 276 284
3.00%, 04/01/2043 257 264
3.00%, 04/01/2043 1,051 1,083
3.00%, 04/01/2043 489 504
3.00%, 04/01/2043 467 481
3.00%, 04/01/2043 382 393
3.00%, 04/01/2043 401 413
3.00%, 04/01/2043 376 388
3.00%, 04/01/2043 641 660
3.00%, 05/01/2043 286 295
3.00%, 05/01/2043 528 544
3.00%, 05/01/2043 348 358
3.00%, 05/01/2043 57 58
3.00%, 06/01/2043 497 512
3.00%, 06/01/2043 363 373
3.00%, 06/01/2043 654 673
3.00%, 06/01/2043 890 914
3.00%, 06/01/2043 470 484
3.00%, 07/01/2043 664 683
3.00%, 07/01/2043 170 175
3.00%, 07/01/2043 267 275
3.00%, 08/01/2043 816 841
3.00%, 08/01/2043 168 174
3.00%, 08/01/2043 190 196
3.00%, 08/01/2043 113 116
3.00%, 08/01/2043 514 528
3.00%, 08/01/2043 286 294
3.00%, 09/01/2043 677 696
3.00%, 09/01/2043 285 293
3.00%, 10/01/2043 128 131
3.00%, 10/01/2043 866 892
3.00%, 11/01/2043 250 257
3.00%, 11/01/2043 165 170
3.00%, 11/01/2043 105 108
3.00%, 01/01/2044 125 129
3.00%, 01/01/2045 602 618
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2045 $ 786 $ 806
3.00%, 09/01/2045 144 148
3.00%, 10/01/2045 500 512
3.00%, 11/01/2045 115 118
3.00%, 11/01/2045 289 296
3.00%, 12/01/2045 676 693
3.00%, 01/01/2046 455 466
3.00%, 02/01/2046 817 837
3.00%, 02/01/2046 534 547
3.00%, 02/01/2046 216 220
3.00%, 04/01/2046 120 123
3.00%, 05/01/2046 457 468
3.00%, 05/01/2046 114 117
3.00%, 05/01/2046 319 327
3.00%, 06/01/2046 174 178
3.00%, 07/01/2046 800 819
3.00%, 08/01/2046 801 820
3.00%, 08/01/2046 214 219
3.00%, 09/01/2046 290 297
3.00%, 09/01/2046 398 408
3.00%, 09/01/2046 1,018 1,043
3.00%, 09/01/2046 1,030 1,054
3.00%, 10/01/2046 1,461 1,497
3.00%, 10/01/2046 171 175
3.00%, 11/01/2046 1,030 1,055
3.00%, 11/01/2046 753 771
3.00%, 11/01/2046 121 124
3.00%, 11/01/2046 189 194
3.00%, 11/01/2046 822 842
3.00%, 11/01/2046 789 809
3.00%, 11/01/2046 1,074 1,100
3.00%, 12/01/2046 1,106 1,133
3.00%, 12/01/2046 2,122 2,173
3.00%, 01/01/2047 1,170 1,197
3.00%, 01/01/2047 398 407
3.00%, 02/01/2047 1,180 1,208
3.00%, 02/01/2047 205 210
3.00%, 02/01/2047 857 877
3.00%, 05/01/2047 413 423
3.00%, 11/01/2047 880 898
3.00%, 03/01/2048 976 994
3.00%, 04/01/2048 442 450
3.00%, 10/01/2048 110 112
3.00%, 10/01/2049 9,955 10,111
3.00%, 10/01/2049 2,021 2,057
3.00%, 11/01/2049 3,471 3,525
3.00%, 11/01/2049 991 1,007
3.00%, 11/01/2049 3,159 3,231
3.00%, 11/01/2049 1,871 1,904
3.00%, 01/01/2050
(j)
4,000 4,057
3.50%, 10/01/2025 208 216
3.50%, 11/01/2025 111 115
3.50%, 11/01/2025 257 267
3.50%, 01/01/2026 233 241
3.50%, 03/01/2026 230 238
3.50%, 12/01/2026 187 193
3.50%, 02/01/2027 120 125
3.50%, 11/01/2028 181 188
3.50%, 12/01/2028 101 105
3.50%, 03/01/2029 171 177
3.50%, 01/01/2031 8 8
3.50%, 04/01/2031 16 17
3.50%, 02/01/2032 88 91
3.50%, 04/01/2032 70 73
3.50%, 05/01/2032 154 161
3.50%, 06/01/2032 265 278
3.50%, 07/01/2032 98 102

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2032 $ 149 $ 156
3.50%, 09/01/2033 73 77
3.50%, 09/01/2033 217 225
3.50%, 10/01/2033 152 159
3.50%, 10/01/2033 547 568
3.50%, 11/01/2033 157 164
3.50%, 01/01/2034 109 114
3.50%, 06/01/2034 194 203
3.50%, 08/01/2034 51 53
3.50%, 11/01/2034 122 128
3.50%, 12/01/2035 277 288
3.50%, 07/01/2036 303 316
3.50%, 02/01/2037 202 210
3.50%, 03/01/2037 254 264
3.50%, 05/01/2037 53 55
3.50%, 07/01/2037 122 127
3.50%, 10/01/2037 144 150
3.50%, 01/01/2038 369 385
3.50%, 01/01/2041 1,058 1,115
3.50%, 03/01/2041 1,437 1,514
3.50%, 10/01/2041 139 146
3.50%, 12/01/2041 398 420
3.50%, 12/01/2041 436 460
3.50%, 01/01/2042 151 159
3.50%, 03/01/2042 151 159
3.50%, 03/01/2042 100 105
3.50%, 03/01/2042 324 341
3.50%, 05/01/2042 695 732
3.50%, 05/01/2042 108 114
3.50%, 07/01/2042 185 195
3.50%, 07/01/2042 96 101
3.50%, 10/01/2042 782 825
3.50%, 04/01/2043 191 201
3.50%, 05/01/2043 222 234
3.50%, 05/01/2043 464 490
3.50%, 05/01/2043 604 636
3.50%, 06/01/2043 497 526
3.50%, 07/01/2043 762 802
3.50%, 07/01/2043 254 269
3.50%, 08/01/2043 570 600
3.50%, 08/01/2043 140 147
3.50%, 09/01/2043 179 188
3.50%, 12/01/2043 210 220
3.50%, 02/01/2044 189 199
3.50%, 07/01/2044 1,083 1,142
3.50%, 10/01/2044 221 232
3.50%, 10/01/2044 570 596
3.50%, 11/01/2044 584 611
3.50%, 12/01/2044 531 556
3.50%, 12/01/2044 510 533
3.50%, 12/01/2044 108 113
3.50%, 01/01/2045 668 698
3.50%, 04/01/2045 607 635
3.50%, 05/01/2045 227 237
3.50%, 07/01/2045 573 598
3.50%, 07/01/2045 118 124
3.50%, 08/01/2045 662 691
3.50%, 08/01/2045 689 720
3.50%, 09/01/2045 659 688
3.50%, 09/01/2045 361 377
3.50%, 09/01/2045 726 758
3.50%, 11/01/2045 549 574
3.50%, 11/01/2045 687 717
3.50%, 11/01/2045 291 303
3.50%, 12/01/2045 553 577
3.50%, 12/01/2045 643 671
3.50%, 12/01/2045 989 1,032
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2046 $ 857 $ 895
3.50%, 01/01/2046 1,165 1,216
3.50%, 02/01/2046 237 247
3.50%, 02/01/2046 499 521
3.50%, 03/01/2046 740 770
3.50%, 03/01/2046 554 577
3.50%, 03/01/2046 532 555
3.50%, 03/01/2046 779 812
3.50%, 05/01/2046 909 944
3.50%, 06/01/2046 869 906
3.50%, 06/01/2046 160 166
3.50%, 07/01/2046 662 689
3.50%, 09/01/2046 639 665
3.50%, 11/01/2046 1,019 1,064
3.50%, 12/01/2046 735 766
3.50%, 01/01/2047 1,368 1,421
3.50%, 02/01/2047 1,160 1,206
3.50%, 03/01/2047 123 128
3.50%, 08/01/2047 262 272
3.50%, 09/01/2047 374 389
3.50%, 11/01/2047 1,627 1,690
3.50%, 12/01/2047 3,654 3,796
3.50%, 01/01/2048 1,430 1,487
3.50%, 02/01/2048 218 226
3.50%, 02/01/2048 1,350 1,398
3.50%, 03/01/2048 1,036 1,075
3.50%, 04/01/2048 650 675
3.50%, 06/01/2048 287 296
3.50%, 06/01/2048 829 859
3.50%, 07/01/2048 788 814
3.50%, 10/01/2048 531 547
3.50%, 10/01/2048 183 189
3.50%, 10/01/2048 176 181
3.50%, 11/01/2048 873 898
3.50%, 12/01/2048 400 412
3.50%, 02/01/2049 387 398
3.50%, 04/01/2049 2,143 2,217
3.50%, 06/01/2049 2,157 2,228
3.50%, 06/01/2049 4,204 4,334
3.50%, 06/01/2049 1,433 1,480
3.50%, 07/01/2049 6,839 7,050
3.50%, 07/01/2049 3,611 3,730
3.50%, 07/01/2049 4,224 4,359
3.50%, 08/01/2049 4,910 5,056
3.50%, 09/01/2049 3,281 3,410
3.50%, 11/01/2049 11,400 11,848
4.00%, 07/01/2025 168 175
4.00%, 04/01/2029 4 4
4.00%, 10/01/2030 12 13
4.00%, 12/01/2030 106 113
4.00%, 02/01/2031 35 38
4.00%, 03/01/2031 850 889
4.00%, 07/01/2031 22 24
4.00%, 10/01/2031 92 98
4.00%, 11/01/2031 22 23
4.00%, 12/01/2031 18 19
4.00%, 01/01/2032 27 29
4.00%, 09/01/2033 197 210
4.00%, 01/01/2036 206 220
4.00%, 02/01/2036 132 141
4.00%, 06/01/2036 114 121
4.00%, 01/01/2037 153 163
4.00%, 02/01/2037 394 417
4.00%, 07/01/2038 442 465
4.00%, 02/01/2039 131 136
4.00%, 10/01/2039 200 212
4.00%, 01/01/2041 366 392

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2041 $ 103 $ 110
4.00%, 02/01/2041 290 311
4.00%, 09/01/2041 141 151
4.00%, 02/01/2043 137 147
4.00%, 12/01/2043 142 152
4.00%, 01/01/2044 410 438
4.00%, 06/01/2044 230 244
4.00%, 06/01/2044 372 398
4.00%, 07/01/2044 353 374
4.00%, 07/01/2044 460 487
4.00%, 09/01/2044 178 189
4.00%, 10/01/2044 258 274
4.00%, 10/01/2044 640 678
4.00%, 11/01/2044 267 284
4.00%, 12/01/2044 75 79
4.00%, 12/01/2044 347 368
4.00%, 01/01/2045 149 158
4.00%, 02/01/2045 240 254
4.00%, 02/01/2045 163 173
4.00%, 02/01/2045 440 466
4.00%, 07/01/2045 333 350
4.00%, 07/01/2045 267 282
4.00%, 09/01/2045 439 465
4.00%, 10/01/2045 419 444
4.00%, 10/01/2045 129 137
4.00%, 11/01/2045 176 185
4.00%, 11/01/2045 560 594
4.00%, 12/01/2045 248 263
4.00%, 12/01/2045 131 139
4.00%, 01/01/2046 443 469
4.00%, 02/01/2046 127 135
4.00%, 02/01/2046 498 526
4.00%, 03/01/2046 191 202
4.00%, 03/01/2046 95 101
4.00%, 04/01/2046 394 416
4.00%, 07/01/2046 520 544
4.00%, 04/01/2047 1,128 1,187
4.00%, 06/01/2047 1,074 1,128
4.00%, 08/01/2047 153 161
4.00%, 08/01/2047 1,008 1,060
4.00%, 08/01/2047 633 667
4.00%, 08/01/2047 1,153 1,212
4.00%, 09/01/2047 1,108 1,164
4.00%, 11/01/2047 2,123 2,232
4.00%, 01/01/2048 1,617 1,697
4.00%, 02/01/2048 784 823
4.00%, 03/01/2048 387 407
4.00%, 06/01/2048 799 836
4.00%, 06/01/2048 13,182 13,717
4.00%, 06/01/2048 2,253 2,352
4.00%, 07/01/2048 593 616
4.00%, 08/01/2048 378 396
4.00%, 08/01/2048 455 475
4.00%, 09/01/2048 1,179 1,227
4.00%, 09/01/2048 8,591 8,941
4.00%, 09/01/2048 1,083 1,127
4.00%, 11/01/2048 981 1,020
4.00%, 01/01/2049 6,990 7,450
4.00%, 03/01/2049 768 803
4.00%, 03/01/2049 356 369
4.00%, 04/01/2049 1,185 1,235
4.00%, 04/01/2049 1,291 1,342
4.00%, 07/01/2049 2,953 3,078
4.00%, 08/01/2049 2,887 3,018
4.00%, 10/01/2049 2,925 3,063
4.00%, 10/01/2049 992 1,049
4.00%, 11/01/2049 1,704 1,776
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 07/01/2029 $ 2 $ 2
4.50%, 02/01/2030 10 11
4.50%, 04/01/2030 4 4
4.50%, 08/01/2030 72 77
4.50%, 09/01/2030 58 63
4.50%, 01/01/2031 12 13
4.50%, 04/01/2031 7 7
4.50%, 05/01/2031 11 12
4.50%, 07/01/2031 46 49
4.50%, 08/01/2031 25 26
4.50%, 02/01/2035 104 113
4.50%, 08/01/2040 176 188
4.50%, 08/01/2040 97 105
4.50%, 12/01/2040 195 212
4.50%, 06/01/2041 131 142
4.50%, 09/01/2041 197 215
4.50%, 09/01/2043 115 125
4.50%, 10/01/2043 261 280
4.50%, 01/01/2044 469 506
4.50%, 01/01/2044 571 614
4.50%, 02/01/2044 238 256
4.50%, 03/01/2044 256 275
4.50%, 03/01/2044 150 161
4.50%, 05/01/2044 174 187
4.50%, 05/01/2044 111 120
4.50%, 05/01/2044 601 648
4.50%, 06/01/2044 311 334
4.50%, 07/01/2044 226 243
4.50%, 07/01/2044 97 103
4.50%, 08/01/2044 237 255
4.50%, 08/01/2044 225 242
4.50%, 12/01/2044 325 352
4.50%, 04/01/2046 254 271
4.50%, 08/01/2046 221 235
4.50%, 01/01/2047 158 167
4.50%, 02/01/2047 140 149
4.50%, 02/01/2047 313 332
4.50%, 03/01/2047 585 619
4.50%, 03/01/2047 238 253
4.50%, 10/01/2047 261 275
4.50%, 11/01/2047 481 508
4.50%, 02/01/2048 351 370
4.50%, 04/01/2048 1,282 1,352
4.50%, 05/01/2048 729 768
4.50%, 06/01/2048 444 467
4.50%, 08/01/2048 98 103
4.50%, 08/01/2048 654 689
4.50%, 08/01/2048 223 235
4.50%, 10/01/2048 2,649 2,793
4.50%, 10/01/2048 1,250 1,320
4.50%, 11/01/2048 73 77
4.50%, 12/01/2048 1,016 1,069
4.50%, 01/01/2049 1,011 1,064
4.50%, 02/01/2049 849 893
4.50%, 04/01/2049 1,091 1,147
4.50%, 07/01/2049 2,372 2,503
4.50%, 07/01/2049 1,394 1,474
4.50%, 09/01/2049 1,920 2,026
5.00%, 07/01/2024 4 4
5.00%, 04/01/2029 8 8
5.00%, 09/01/2029 101 109
5.00%, 03/01/2030 12 13
5.00%, 08/01/2030 16 17
5.00%, 07/01/2035 143 158
5.00%, 04/01/2037 182 197
5.00%, 01/01/2039 285 313
5.00%, 07/01/2039 120 132

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2039 $ 122 $ 135
5.00%, 02/01/2041 157 173
5.00%, 02/01/2041 259 286
5.00%, 05/01/2042 352 388
5.00%, 03/01/2044 261 286
5.00%, 03/01/2044 165 178
5.00%, 05/01/2044 133 143
5.00%, 11/01/2044 231 253
5.00%, 04/01/2048 198 211
5.00%, 09/01/2048 2,524 2,698
5.00%, 05/01/2049 263 281
5.00%, 06/01/2049 1,680 1,796
5.00%, 07/01/2049 786 856
5.00%, 08/01/2049 948 1,023
5.50%, 01/01/2023 3 3
5.50%, 07/01/2023 3 4
5.50%, 08/01/2023 33 36
5.50%, 10/01/2023 41 44
5.50%, 11/01/2023 51 55
5.50%, 02/01/2026 48 51
5.50%, 03/01/2027 43 46
5.50%, 06/01/2028 4 5
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 3 4
5.50%, 01/01/2029 23 24
5.50%, 12/01/2029 19 21
5.50%, 11/01/2035 163 183
5.50%, 12/01/2036 95 106
5.50%, 03/01/2037 148 166
5.50%, 08/01/2037 108 122
5.50%, 08/01/2037 130 146
5.50%, 08/01/2037 102 115
5.50%, 05/01/2038 203 228
5.50%, 06/01/2038 100 113
6.00%, 05/01/2041 180 206
6.50%, 01/01/2038 96 109
$ 339,461
Government National Mortgage Association (GNMA) - 7.38%
2.50%, 03/20/2028 97 99
2.50%, 07/20/2028 96 98
2.50%, 03/20/2031 117 119
2.50%, 05/20/2032 153 154
2.50%, 07/20/2043 188 190
2.50%, 06/20/2045 117 118
2.50%, 12/20/2046 297 299
2.50%, 01/20/2047 470 474
2.50%, 01/01/2050 1,000 1,004
3.00%, 07/20/2030 206 212
3.00%, 01/20/2031 128 131
3.00%, 07/20/2032 177 182
3.00%, 01/20/2033 88 91
3.00%, 09/20/2042 1,281 1,327
3.00%, 10/15/2042 244 251
3.00%, 12/20/2042 362 375
3.00%, 01/20/2043 513 531
3.00%, 03/20/2043 216 223
3.00%, 03/20/2043 690 715
3.00%, 04/20/2043 900 933
3.00%, 06/15/2043 318 328
3.00%, 06/20/2043 196 203
3.00%, 07/15/2043 96 99
3.00%, 08/15/2043 199 205
3.00%, 08/15/2043 198 204
3.00%, 08/20/2043 93 97
3.00%, 09/20/2043 351 363
3.00%, 10/20/2043 179 185
3.00%, 11/20/2043 131 136
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 03/20/2044 $ 250 $ 259
3.00%, 08/20/2044 1,032 1,068
3.00%, 11/15/2044 266 273
3.00%, 11/20/2044 402 415
3.00%, 12/20/2044 475 491
3.00%, 02/15/2045 301 310
3.00%, 05/20/2045 420 435
3.00%, 07/15/2045 183 188
3.00%, 07/20/2045 3,138 3,242
3.00%, 08/15/2045 238 245
3.00%, 08/20/2045 910 941
3.00%, 10/20/2045 861 889
3.00%, 11/20/2045 494 510
3.00%, 12/20/2045 710 734
3.00%, 01/20/2046 182 188
3.00%, 02/20/2046 232 240
3.00%, 03/20/2046 1,204 1,244
3.00%, 04/20/2046 833 861
3.00%, 05/20/2046 735 759
3.00%, 06/20/2046 303 313
3.00%, 07/20/2046 1,104 1,140
3.00%, 08/20/2046 2,278 2,352
3.00%, 09/20/2046 1,315 1,359
3.00%, 10/20/2046 861 889
3.00%, 11/20/2046 1,304 1,346
3.00%, 11/20/2046 368 379
3.00%, 12/20/2046 1,573 1,624
3.00%, 01/20/2047 1,038 1,071
3.00%, 07/20/2047 54 56
3.00%, 10/20/2047 1,249 1,285
3.00%, 11/20/2047 602 620
3.00%, 12/20/2047 1,917 1,973
3.00%, 01/20/2048 836 860
3.00%, 02/20/2048 899 925
3.00%, 03/20/2048 843 867
3.00%, 01/01/2050 11,750 12,072
3.50%, 09/20/2028 133 138
3.50%, 04/20/2042 904 956
3.50%, 05/20/2042 942 995
3.50%, 06/20/2042 264 278
3.50%, 07/20/2042 1,050 1,109
3.50%, 10/20/2042 621 653
3.50%, 01/15/2043 345 360
3.50%, 01/20/2043 315 332
3.50%, 02/20/2043 967 1,017
3.50%, 03/20/2043 410 429
3.50%, 03/20/2043 921 967
3.50%, 04/15/2043 91 94
3.50%, 04/20/2043 645 681
3.50%, 04/20/2043 903 954
3.50%, 07/20/2043 1,067 1,127
3.50%, 08/15/2043 104 109
3.50%, 08/20/2043 869 916
3.50%, 09/20/2043 569 599
3.50%, 07/20/2044 745 778
3.50%, 08/20/2044 779 814
3.50%, 09/20/2044 291 304
3.50%, 10/20/2044 312 327
3.50%, 11/20/2044 343 358
3.50%, 12/20/2044 385 401
3.50%, 02/20/2045 384 400
3.50%, 05/20/2045 529 553
3.50%, 06/20/2045 107 111
3.50%, 07/20/2045 772 804
3.50%, 08/20/2045 353 367
3.50%, 09/20/2045 191 199
3.50%, 10/20/2045 1,431 1,497
3.50%, 11/20/2045 1,158 1,207

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 12/20/2045 $ 723 $ 756
3.50%, 01/20/2046 1,870 1,949
3.50%, 02/20/2046 103 107
3.50%, 03/20/2046 1,235 1,287
3.50%, 04/20/2046 755 786
3.50%, 05/20/2046 1,043 1,086
3.50%, 06/20/2046 1,363 1,418
3.50%, 07/15/2046 94 98
3.50%, 07/20/2046 559 580
3.50%, 08/20/2046 868 902
3.50%, 09/20/2046 988 1,027
3.50%, 10/20/2046 1,168 1,214
3.50%, 11/20/2046 898 933
3.50%, 12/20/2046 931 966
3.50%, 01/20/2047 1,033 1,071
3.50%, 02/20/2047 644 669
3.50%, 03/20/2047 906 942
3.50%, 04/20/2047 2,265 2,357
3.50%, 05/20/2047 674 701
3.50%, 06/20/2047 1,050 1,085
3.50%, 07/20/2047 1,910 1,985
3.50%, 08/20/2047 3,013 3,130
3.50%, 09/20/2047 231 240
3.50%, 10/20/2047 772 798
3.50%, 11/20/2047 988 1,025
3.50%, 12/20/2047 1,139 1,183
3.50%, 01/20/2048 1,684 1,747
3.50%, 02/20/2048 253 263
3.50%, 07/20/2048 501 517
3.50%, 01/01/2050 16,500 17,005
4.00%, 08/15/2040 88 94
4.00%, 12/20/2040 37 40
4.00%, 08/15/2041 93 99
4.00%, 11/15/2041 114 122
4.00%, 03/15/2042 130 136
4.00%, 03/20/2042 181 192
4.00%, 04/20/2042 156 166
4.00%, 05/15/2042 356 375
4.00%, 10/20/2043 96 102
4.00%, 11/20/2043 221 234
4.00%, 02/20/2044 528 561
4.00%, 03/15/2044 204 216
4.00%, 05/20/2044 345 366
4.00%, 06/20/2044 255 271
4.00%, 07/20/2044 1,023 1,084
4.00%, 08/20/2044 720 763
4.00%, 09/20/2044 648 687
4.00%, 10/20/2044 863 915
4.00%, 11/20/2044 391 414
4.00%, 12/20/2044 687 728
4.00%, 01/20/2045 570 604
4.00%, 04/20/2045 369 390
4.00%, 05/15/2045 149 157
4.00%, 07/20/2045 152 161
4.00%, 08/20/2045 423 447
4.00%, 09/20/2045 609 641
4.00%, 10/20/2045 318 334
4.00%, 11/20/2045 114 120
4.00%, 12/15/2045 141 149
4.00%, 12/20/2045 282 299
4.00%, 01/20/2046 179 188
4.00%, 02/20/2046 259 273
4.00%, 04/20/2046 438 461
4.00%, 05/20/2046 218 229
4.00%, 07/20/2046 467 489
4.00%, 01/20/2047 992 1,034
4.00%, 02/20/2047 853 887
4.00%, 03/20/2047 828 865
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 05/20/2047 $ 1,132 $ 1,183
4.00%, 06/20/2047 1,126 1,178
4.00%, 07/20/2047 2,826 2,953
4.00%, 08/20/2047 129 135
4.00%, 09/20/2047 8,663 9,084
4.00%, 10/20/2047 632 657
4.00%, 06/20/2048 282 293
4.00%, 08/20/2048 706 735
4.00%, 09/20/2048 261 272
4.00%, 10/20/2048 1,541 1,605
4.00%, 11/20/2048 689 714
4.00%, 12/20/2048 555 576
4.00%, 01/01/2050 7,200 7,452
4.50%, 02/15/2039 124 135
4.50%, 05/15/2039 117 127
4.50%, 11/15/2039 245 275
4.50%, 04/15/2040 341 371
4.50%, 01/20/2041 41 44
4.50%, 02/20/2041 41 44
4.50%, 03/20/2041 32 35
4.50%, 07/15/2041 167 179
4.50%, 05/20/2043 161 174
4.50%, 06/20/2043 148 160
4.50%, 10/20/2043 142 152
4.50%, 11/20/2043 461 495
4.50%, 03/20/2044 626 672
4.50%, 04/20/2044 28 30
4.50%, 05/20/2044 454 487
4.50%, 07/20/2044 233 250
4.50%, 12/20/2044 98 105
4.50%, 02/20/2045 256 275
4.50%, 03/20/2045 117 126
4.50%, 04/20/2045 144 154
4.50%, 06/20/2046 155 166
4.50%, 12/20/2046 440 471
4.50%, 02/20/2047 311 329
4.50%, 04/20/2047 248 261
4.50%, 06/15/2047 196 210
4.50%, 08/20/2047 549 582
4.50%, 10/20/2047 270 285
4.50%, 02/20/2048 4,811 5,079
4.50%, 05/20/2048 4,097 4,303
4.50%, 08/20/2048 994 1,046
4.50%, 10/20/2048 631 664
4.50%, 11/20/2048 1,007 1,057
4.50%, 12/20/2048 310 325
5.00%, 07/15/2035 99 110
5.00%, 04/15/2041 234 259
5.00%, 08/20/2041 90 99
5.00%, 04/20/2042 83 91
5.00%, 12/20/2042 233 257
5.00%, 07/20/2043 130 143
5.00%, 02/20/2044 132 146
5.00%, 03/20/2044 91 100
5.00%, 12/20/2045 121 133
5.00%, 03/20/2048 202 217
5.00%, 06/20/2048 4,069 4,323
5.00%, 10/20/2048 334 352
5.50%, 01/15/2040 102 114
5.50%, 06/20/2040 69 76
5.50%, 01/20/2041 196 219
5.50%, 10/20/2042 87 97
5.50%, 09/20/2043 102 113
6.00%, 04/15/2035 12 13
$ 187,490

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 39.93%
1.13%, 02/28/2021 $ 4,685 $ 4,658
1.13%, 06/30/2021 11,300 11,221
1.13%, 07/31/2021 3,250 3,226
1.13%, 08/31/2021 4,050 4,019
1.13%, 09/30/2021 3,730 3,700
1.25%, 03/31/2021 10,040 9,994
1.25%, 10/31/2021 5,200 5,169
1.25%, 07/31/2023 5,000 4,933
1.25%, 08/31/2024 7,600 7,455
1.38%, 01/31/2021 5,650 5,634
1.38%, 04/30/2021 7,510 7,487
1.38%, 05/31/2021 4,265 4,252
1.38%, 06/30/2023 4,050 4,015
1.38%, 08/31/2023 13,785 13,658
1.38%, 09/30/2023 2,220 2,198
1.38%, 08/31/2026 3,400 3,308
1.50%, 10/31/2021 5,050 5,043
1.50%, 01/31/2022 3,104 3,099
1.50%, 02/28/2023 2,995 2,985
1.50%, 03/31/2023 3,340 3,328
1.50%, 09/30/2024 5,950 5,900
1.50%, 11/30/2024
(e)
8,080 8,015
1.50%, 08/15/2026 10,725 10,518
1.63%, 08/15/2022 1,990 1,992
1.63%, 08/31/2022 3,960 3,963
1.63%, 11/15/2022 2,790 2,792
1.63%, 12/15/2022 4,500 4,504
1.63%, 04/30/2023 3,000 3,000
1.63%, 05/31/2023 3,540 3,540
1.63%, 10/31/2023 3,035 3,032
1.63%, 02/15/2026 13,250 13,134
1.63%, 05/15/2026 3,345 3,311
1.63%, 09/30/2026 5,050 4,990
1.63%, 11/30/2026 3,000 2,962
1.63%, 08/15/2029 3,750 3,656
1.75%, 11/30/2021 3,975 3,987
1.75%, 02/28/2022 3,680 3,694
1.75%, 03/31/2022 4,435 4,452
1.75%, 04/30/2022 3,335 3,347
1.75%, 05/15/2022 3,430 3,443
1.75%, 05/31/2022 5,280 5,301
1.75%, 06/30/2022 3,860 3,876
1.75%, 09/30/2022 1,640 1,647
1.75%, 01/31/2023 2,560 2,571
1.75%, 05/15/2023 2,517 2,527
1.75%, 06/30/2024 3,970 3,983
1.75%, 12/31/2024 5,620 5,632
1.75%, 11/15/2029 4,305 4,243
1.88%, 11/30/2021 3,107 3,125
1.88%, 01/31/2022 3,580 3,601
1.88%, 02/28/2022 3,000 3,018
1.88%, 03/31/2022 6,700 6,743
1.88%, 04/30/2022 3,640 3,664
1.88%, 05/31/2022 4,785 4,818
1.88%, 07/31/2022 3,640 3,666
1.88%, 08/31/2022 3,810 3,838
1.88%, 09/30/2022 4,005 4,035
1.88%, 10/31/2022 4,000 4,030
1.88%, 08/31/2024 4,000 4,035
1.88%, 07/31/2026 7,400 7,433
2.00%, 01/15/2021 1,990 1,997
2.00%, 02/28/2021 3,720 3,735
2.00%, 05/31/2021 3,800 3,821
2.00%, 08/31/2021 3,995 4,021
2.00%, 10/31/2021 2,620 2,640
2.00%, 11/15/2021 11,310 11,399
2.00%, 12/31/2021 2,890 2,913
2.00%, 02/15/2022 1,545 1,558
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 07/31/2022 $ 3,331 $ 3,365
2.00%, 10/31/2022 4,050 4,094
2.00%, 11/30/2022 3,615 3,656
2.00%, 02/15/2023 4,597 4,651
2.00%, 04/30/2024 4,035 4,090
2.00%, 05/31/2024 6,765 6,859
2.00%, 06/30/2024 5,195 5,267
2.00%, 02/15/2025 8,570 8,694
2.00%, 08/15/2025 4,000 4,055
2.00%, 11/15/2026 8,630 8,730
2.13%, 01/31/2021 2,105 2,116
2.13%, 05/31/2021 3,000 3,022
2.13%, 06/30/2021 2,965 2,988
2.13%, 08/15/2021 3,140 3,166
2.13%, 09/30/2021 2,955 2,981
2.13%, 12/31/2021 3,105 3,138
2.13%, 05/15/2022 4,160 4,211
2.13%, 06/30/2022 4,365 4,423
2.13%, 12/31/2022 9,760 9,909
2.13%, 11/30/2023 3,080 3,135
2.13%, 02/29/2024 2,260 2,302
2.13%, 03/31/2024 10,250 10,441
2.13%, 07/31/2024 5,810 5,923
2.13%, 09/30/2024 4,770 4,865
2.13%, 11/30/2024 4,460 4,551
2.13%, 05/15/2025 8,950 9,135
2.13%, 05/31/2026 2,000 2,040
2.25%, 03/31/2021 5,340 5,381
2.25%, 04/30/2021 3,537 3,567
2.25%, 07/31/2021 5,370 5,424
2.25%, 04/15/2022 4,315 4,378
2.25%, 12/31/2023 3,655 3,738
2.25%, 01/31/2024 5,850 5,985
2.25%, 04/30/2024 4,850 4,967
2.25%, 10/31/2024 3,336 3,423
2.25%, 11/15/2024 10,663 10,942
2.25%, 12/31/2024 3,000 3,080
2.25%, 11/15/2025 2,500 2,568
2.25%, 03/31/2026 5,000 5,138
2.25%, 02/15/2027 8,160 8,389
2.25%, 08/15/2027 7,535 7,750
2.25%, 11/15/2027 9,840 10,120
2.25%, 08/15/2046 4,870 4,745
2.25%, 08/15/2049 6,380 6,207
2.38%, 03/15/2021 3,000 3,026
2.38%, 04/15/2021 3,600 3,635
2.38%, 03/15/2022 4,230 4,303
2.38%, 01/31/2023 4,235 4,331
2.38%, 02/29/2024 4,635 4,767
2.38%, 08/15/2024 4,595 4,736
2.38%, 04/30/2026 5,000 5,176
2.38%, 05/15/2027 15,430 16,006
2.38%, 05/15/2029 8,350 8,685
2.50%, 01/31/2021 4,420 4,461
2.50%, 02/28/2021 4,520 4,564
2.50%, 01/15/2022 4,200 4,276
2.50%, 02/15/2022 4,295 4,377
2.50%, 03/31/2023 4,560 4,686
2.50%, 08/15/2023 13,632 14,040
2.50%, 01/31/2024 4,530 4,679
2.50%, 05/15/2024 3,066 3,172
2.50%, 01/31/2025 3,300 3,429
2.50%, 02/15/2045 5,620 5,748
2.50%, 02/15/2046 7,575 7,753
2.50%, 05/15/2046 4,425 4,529
2.63%, 05/15/2021 3,320 3,366
2.63%, 06/15/2021 3,875 3,931
2.63%, 07/15/2021 9,320 9,465

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 12/15/2021 $ 4,045 $ 4,125
2.63%, 02/28/2023 4,265 4,397
2.63%, 06/30/2023 4,360 4,507
2.63%, 12/31/2023 4,360 4,523
2.63%, 03/31/2025 1,805 1,888
2.63%, 02/15/2029 6,785 7,196
2.75%, 08/15/2021 3,645 3,711
2.75%, 09/15/2021 4,285 4,367
2.75%, 04/30/2023 4,205 4,357
2.75%, 05/31/2023 5,000 5,184
2.75%, 07/31/2023 2,700 2,804
2.75%, 08/31/2023 4,495 4,671
2.75%, 11/15/2023 5,656 5,887
2.75%, 02/15/2024 5,336 5,566
2.75%, 02/28/2025 3,535 3,718
2.75%, 06/30/2025 4,570 4,814
2.75%, 02/15/2028 7,605 8,108
2.75%, 08/15/2042 1,591 1,703
2.75%, 11/15/2042 2,610 2,791
2.75%, 08/15/2047 4,280 4,601
2.75%, 11/15/2047 5,265 5,660
2.88%, 10/15/2021 4,110 4,202
2.88%, 11/15/2021 3,235 3,311
2.88%, 09/30/2023 4,750 4,961
2.88%, 10/31/2023 4,450 4,651
2.88%, 11/30/2023 4,535 4,743
2.88%, 04/30/2025 2,475 2,621
2.88%, 05/31/2025 4,120 4,364
2.88%, 07/31/2025 2,000 2,121
2.88%, 11/30/2025 3,435 3,650
2.88%, 05/15/2028 4,400 4,739
2.88%, 08/15/2028 11,265 12,149
2.88%, 05/15/2043 5,703 6,226
2.88%, 08/15/2045 4,255 4,662
2.88%, 11/15/2046 4,690 5,157
2.88%, 05/15/2049 5,720 6,322
3.00%, 09/30/2025 820 876
3.00%, 10/31/2025 4,500 4,810
3.00%, 05/15/2042 1,200 1,338
3.00%, 11/15/2044 4,995 5,580
3.00%, 05/15/2045 4,260 4,767
3.00%, 11/15/2045 4,735 5,309
3.00%, 02/15/2047 4,540 5,113
3.00%, 05/15/2047 4,900 5,519
3.00%, 02/15/2048 4,050 4,564
3.00%, 08/15/2048 5,255 5,933
3.00%, 02/15/2049 4,115 4,654
3.13%, 05/15/2021 4,745 4,842
3.13%, 11/15/2028 4,855 5,342
3.13%, 11/15/2041 1,700 1,932
3.13%, 02/15/2042 1,300 1,478
3.13%, 02/15/2043 4,020 4,568
3.13%, 08/15/2044 4,060 4,629
3.13%, 05/15/2048 4,020 4,641
3.38%, 05/15/2044 5,540 6,570
3.38%, 11/15/2048 5,255 6,357
3.63%, 02/15/2021 5,665 5,789
3.63%, 08/15/2043 3,570 4,387
3.63%, 02/15/2044 5,760 7,093
3.75%, 08/15/2041 1,100 1,368
3.75%, 11/15/2043 5,400 6,767
3.88%, 08/15/2040 1,669 2,108
4.25%, 05/15/2039 3,040 4,007
4.25%, 11/15/2040 2,060 2,731
4.38%, 11/15/2039 600 804
4.38%, 05/15/2040 3,259 4,383
4.38%, 05/15/2041 1,660 2,242
4.50%, 02/15/2036 2,000 2,655
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.50%, 05/15/2038 $ 710 $ 961
4.50%, 08/15/2039 1,235 1,679
4.75%, 02/15/2041 2,628 3,713
5.25%, 11/15/2028 2,415 3,077
5.25%, 02/15/2029 2,000 2,559
5.38%, 02/15/2031 3,616 4,857
6.00%, 02/15/2026 2,000 2,490
6.13%, 11/15/2027 2,225 2,924
6.13%, 08/15/2029 1,000 1,372
6.25%, 05/15/2030 1,500 2,111
6.38%, 08/15/2027 1,830 2,422
6.88%, 08/15/2025 1,000 1,276
8.00%, 11/15/2021 510 569
$ 1,013,857
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,664,599
Total Investments $ 2,606,05 7
Other Assets and Liabilities -  (2.62)% (66,59 7 )
TOTAL NET ASSETS - 100.00% $ 2,539,460
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,381 or 0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,076 or 0.71% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.

Schedule of Investments
Bond Market Index Account
December 31, 2019
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 43.99%
Mortgage Securities 27.38%
Financial 8.38%
Consumer, Non-cyclical 4.35%
Money Market Funds 3.33%
Energy 2.72%
Communications 2.47%
Industrial 1.95%
Technology 1.87%
Utilities 1.82%
Consumer, Cyclical 1.43%
Investment Companies 1.07%
Basic Materials 0.74%
Revenue Bonds 0.38%
Asset Backed Securities 0.38%
General Obligation Unlimited 0.30%
Insured 0.05%
General Obligation Limited 0.01%
Other Assets and Liabilities
(2.62)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 120,512 $ 909,185 $ 947,805 $ 81,892
$ 120,512 $ 909,185 $ 947,805 $ 81,892
Income
(a )
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 2,33 6 $ — $ — $ —
$ 2,33 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 6.57% Shares Held Value (000's)
Exchange-Traded Funds - 1.52%
SPDR Bloomberg Barclays High Yield Bond ETF 35,000 $ 3,834
Money Market Funds - 5.05%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,123,094 1,123
Principal Government Money Market Fund
1.41%
(a),(c)
11,647,755 11,648
$ 12,771
TOTAL INVESTMENT COMPANIES $ 16,605
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
81,952 $ 5
TOTAL PREFERRED STOCKS $ 5
BONDS - 57.72%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.80%
Air 2 US
8.63%, 10/01/2020
(g)
$ 1 $ 1
Boeing Co/The
2.70%, 02/01/2027 540 548
2.80%, 03/01/2024 300 307
3.10%, 05/01/2026 190 196
3.20%, 03/01/2029 200 209
3.50%, 03/01/2039 65 67
3.63%, 03/01/2048 155 160
3.75%, 02/01/2050 180 191
3.90%, 05/01/2049 75 81
Bombardier Inc
6.13%, 01/15/2023
(g)
120 123
7.50%, 03/15/2025
(g)
190 196
7.88%, 04/15/2027
(g)
45 46
Lockheed Martin Corp
2.90%, 03/01/2025 360 374
4.09%, 09/15/2052 120 141
SSL Robotics LLC
9.75%, 12/31/2023
(g)
65 71
TransDigm Inc
6.25%, 03/15/2026
(g)
80 87
7.50%, 03/15/2027 165 180
Triumph Group Inc
5.25%, 06/01/2022 55 55
6.25%, 09/15/2024
(g)
20 21
7.75%, 08/15/2025 210 219
United Technologies Corp
3.10%, 06/01/2022 65 67
3.95%, 08/16/2025 390 425
4.13%, 11/16/2028 230 259
4.45%, 11/16/2038 115 136
4.50%, 06/01/2042 205 246
4.63%, 11/16/2048 80 100
5.40%, 05/01/2035 40 51
$ 4,557
Agriculture - 1.04%
Altria Group Inc
4.00%, 01/31/2024 235 249
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 100
5.95%, 02/14/2049 210 255
BAT Capital Corp
2.50%, 08/14/2020 200 200
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 395 401
3.22%, 08/15/2024 170 174
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
200 218
Pinnacle Operating Corp
9.00%, 05/15/2023
(g)
118 43
Reynolds American Inc
5.70%, 08/15/2035 165 192
5.85%, 08/15/2045 45 52
6.88%, 05/01/2020 580 589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc   (continued)
7.00%, 08/04/2041 $ 120 $ 147
$ 2,625
Airlines - 0.95%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 549 572
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 120 126
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 23 24
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 201 205
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 91 95
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 316 332
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 135 137
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 232 245
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 196 202
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 192 197
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 161
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 98 103
$ 2,399
Automobile Asset Backed Securities - 1.44%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 292 292
Carmax Auto Owner Trust 2018-4
1.94%, 02/15/2022 1,078 1,078
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2019-1
2.13%, 09/15/2021 7 7
1.00 x 1 Month USD LIBOR + 0.39%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 350 351
Santander Drive Auto Receivables Trust 2019-1
2.01%, 01/18/2022 658 658
1.00 x 1 Month USD LIBOR + 0.27%
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(g)
911 916
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 339 341
$ 3,643
Automobile Floor Plan Asset Backed Securities - 1.54%
GMF Floorplan Owner Revolving Trust
2.06%, 09/15/2022
(g)
2,500 2,501
1.00 x 1 Month USD LIBOR + 0.32%
Nissan Master Owner Trust Receivables
2.17%, 11/15/2023 1,400 1,402
1.00 x 1 Month USD LIBOR + 0.43%
$ 3,903

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.54%
Daimler Finance North America LLC
2.70%, 08/03/2020
(g)
$ 450 $ 452
General Motors Co
6.25%, 10/02/2043 30 34
6.60%, 04/01/2036 275 324
General Motors Financial Co Inc
3.45%, 01/14/2022 365 373
Navistar International Corp
6.63%, 11/01/2025
(g)
175 178
$ 1,361
Banks - 7.34%
Banco de Credito del Peru
2.70%, 01/11/2025
(g)
100 99
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(g)
150 150
Bank of America Corp
2.88%, 10/22/2030
(h)
385 388
3 Month USD LIBOR + 0.01%
3.19%, 07/23/2030
(h)
165 171
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(h)
135 141
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(h)
100 102
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(h)
525 576
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 700 752
4.25%, 10/22/2026 150 164
Barclays PLC
7.75%, 12/31/2049
(h),( i )
200 218
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
4.13%, 03/09/2021 50 51
5.00%, 08/15/2022 120 127
5.80%, 12/31/2049
(h),( i )
95 98
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(h)
175 184
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 131
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 314
4.75%, 01/15/2020
(g)
490 490
Danske Bank A/S
3.00%, 09/20/2022
(g),(h)
400 404
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(g),(h)
315 335
USD Swap Rate NY 5 Year + 1.59%
First Republic Bank/CA
2.50%, 06/06/2022 250 252
4.63%, 02/13/2047 500 571
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 535 562
3.85%, 01/26/2027 160 170
5.75%, 01/24/2022 730 784
6.75%, 10/01/2037 300 417
HSBC Holdings PLC
2.63%, 11/07/2025
(h)
335 336
3 Month USD LIBOR + 1.14%
3.80%, 03/11/2025
(h)
200 210
3 Month USD LIBOR + 1.21%
4.25%, 03/14/2024 435 462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
3.21%, 04/01/2023
(h)
$ 175 $ 179
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(h)
20 23
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 275 286
4.95%, 06/01/2045 100 127
5.50%, 10/15/2040 260 350
Morgan Stanley
4.43%, 01/23/2030
(h)
50 57
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 210 237
5.55%, 12/31/2049
(h),( i )
565 576
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 100 104
6.38%, 07/24/2042 120 177
Popular Inc
6.13%, 09/14/2023 50 54
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(h)
200 212
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 890 964
7.50%, 12/31/2049
(h),( i )
425 434
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(g)
815 876
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(h),( i )
485 488
USD Swap Semi-Annual 5 Year + 3.85%
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 370
Synchrony Bank
3.00%, 06/15/2022 1,125 1,147
Truist Bank
4.05%, 11/03/2025 140 154
UBS AG/London
4.50%, 06/26/2048
(g)
200 251
UBS AG/Stamford CT
2.35%, 03/26/2020 450 450
UBS Group AG
6.88%, 12/31/2049
(h),( i )
440 458
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 181
Wells Fargo & Co
3.75%, 01/24/2024 335 354
4.40%, 06/14/2046 170 194
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 65 71
Zions Bancorp NA
3.50%, 08/27/2021 825 844
$ 18,558
Beverages - 0.68%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 123
4.90%, 02/01/2046 565 670
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 201
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 27 27
4.75%, 04/15/2058 70 82
5.45%, 01/23/2039 225 283

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.65%, 11/07/2022 $ 255 $ 259
4.40%, 11/15/2025 70 77
$ 1,722
Biotechnology - 0.12%
Amgen Inc
2.20%, 05/11/2020 315 315
Building Materials - 0.14%
BMC East LLC
5.50%, 10/01/2024
(g)
100 104
Builders FirstSource Inc
5.63%, 09/01/2024
(g)
78 81
6.75%, 06/01/2027
(g)
95 104
Norbord Inc
5.75%, 07/15/2027
(g)
65 68
$ 357
Chemicals - 0.63%
Alpek SAB de CV
4.25%, 09/18/2029
(g)
200 204
Aruba Investments Inc
8.75%, 02/15/2023
(g)
203 202
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 75
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 199
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
165 155
6.88%, 06/15/2025
(g)
150 143
DuPont de Nemours Inc
5.32%, 11/15/2038 165 197
5.42%, 11/15/2048 150 185
NOVA Chemicals Corp
5.25%, 08/01/2023
(g)
35 36
SABIC Capital II BV
4.00%, 10/10/2023
(g)
200 211
$ 1,607
Commercial Mortgage Backed Securities - 5.27%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.71%, 09/15/2048 500 532
BANK 2017-BNK9
4.03%, 11/15/2054
(j)
500 531
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 500 536
Benchmark 2018-B4 Mortgage Trust
4.12%, 07/15/2051
(j)
500 555
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 257
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 936
Citigroup Commercial Mortgage Trust
2015-GC29
4.14%, 04/10/2048
(j)
500 521
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 364
Citigroup Commercial Mortgage Trust 2018-B2
4.01%, 03/10/2051 350 385
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(j),(k)
5,983 184
COMM 2013-CCRE8 Mortgage Trust
3.95%, 06/10/2046
(g),(j)
350 363
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(j)
250 268
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(j),(k)
130 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(g)
$ 749 $ 765
GS Mortgage Securities Trust 2011-GC5
1.33%, 08/10/2044
(g),(j),(k)
9,178 141
GS Mortgage Securities Trust 2012-GCJ7
2.16%, 05/10/2045
(j),(k)
1,692 47
GS Mortgage Securities Trust 2013-GC16
1.03%, 11/10/2046
(j),(k)
1,926 66
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(j)
250 257
GS Mortgage Securities Trust 2014-GC26
0.97%, 11/10/2047
(j),(k)
4,281 170
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 396
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,068
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 322
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(g)
400 402
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(g),(j)
350 363
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.51%, 12/15/2047
(j),(k)
1,817 63
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.94%, 12/15/2046
(j),(k)
8,041 244
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 508
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(j)
500 513
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
(j),(k)
397 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.44%, 08/15/2045
(g),(j),(k)
3,248 95
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.00%, 02/15/2047
(j),(k)
6,317 172
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(j),(k)
3,519 118
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27
3.75%, 12/15/2047 100 107
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 505
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.06%, 10/15/2030
(g),(j),(k)
3,529 84
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 138 141
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.63%, 12/10/2045
(g),(j),(k)
1,200 44
3.32%, 12/10/2045
(g)
500 510
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(j)
700 721
WFRBS Commercial Mortgage Trust 2013-C12
1.22%, 03/15/2048
(g),(j),(k)
2,472 75
$ 13,330

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.62%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
$ 145 $ 115
DP World PLC
6.85%, 07/02/2037 100 131
Global Payments Inc
2.65%, 02/15/2025 180 181
GW B-CR Security Corp
9.50%, 11/01/2027
(g)
126 134
PayPal Holdings Inc
2.20%, 09/26/2022 265 267
2.65%, 10/01/2026 240 243
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
95 104
8.25%, 11/15/2026
(g)
60 68
Tms International Holding Corp
7.25%, 08/15/2025
(g)
195 176
United Rentals North America Inc
4.63%, 10/15/2025 75 77
4.88%, 01/15/2028 75 78
$ 1,574
Computers - 1.09%
Apple Inc
2.20%, 09/11/2029 275 270
2.75%, 01/13/2025 220 227
2.85%, 05/11/2024 365 378
3.35%, 02/09/2027 385 410
Dell Inc
4.63%, 04/01/2021
(l)
155 159
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(g)
365 376
4.90%, 10/01/2026
(g)
370 408
7.13%, 06/15/2024
(g)
330 348
8.35%, 07/15/2046
(g)
125 172
$ 2,748
Consumer Products - 0.02%
Prestige Brands Inc
5.13%, 01/15/2028
(g)
55 58
Credit Card Asset Backed Securities - 0.99%
World Financial Network Credit Card Master
Trust
2.03%, 04/15/2025 2,500 2,498
Distribution & Wholesale - 0.08%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
90 91
5.88%, 05/15/2026
(g)
105 112
$ 203
Diversified Financial Services - 1.40%
Aircastle Ltd
5.13%, 03/15/2021 20 21
Ally Financial Inc
4.25%, 04/15/2021 30 31
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(g)
95 94
3.50%, 09/10/2049
(g)
70 69
Brookfield Finance Inc
4.00%, 04/01/2024 870 933
4.85%, 03/29/2029 100 114
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
30 31
6.63%, 03/15/2026
(g)
285 308
7.38%, 03/15/2023 45 46
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 214
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(m)
185 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp
6.13%, 03/25/2024 $ 105 $ 114
6.63%, 07/26/2021 165 174
6.75%, 06/15/2026 170 187
Nuveen Finance LLC
4.13%, 11/01/2024
(g)
585 636
Springleaf Finance Corp
5.63%, 03/15/2023 75 81
6.63%, 01/15/2028 90 102
6.88%, 03/15/2025 175 199
$ 3,547
Electric - 2.90%
Alabama Power Co
3.45%, 10/01/2049 160 164
CMS Energy Corp
3.00%, 05/15/2026 75 77
4.70%, 03/31/2043 120 135
Commonwealth Edison Co
4.00%, 03/01/2049 225 255
Dominion Energy Inc
2.58%, 07/01/2020 900 902
3.90%, 10/01/2025 100 107
4.25%, 06/01/2028 220 243
DTE Electric Co
3.95%, 03/01/2049 75 86
DTE Energy Co
3.40%, 06/15/2029 280 289
Duke Energy Florida LLC
3.80%, 07/15/2028 220 241
Enel Chile SA
4.88%, 06/12/2028 105 116
Evergy Inc
2.90%, 09/15/2029 245 244
Exelon Corp
3.50%, 06/01/2022 215 221
Fortis Inc/Canada
3.06%, 10/04/2026 103 105
Georgia Power Co
4.30%, 03/15/2043 80 87
Indiantown Cogeneration LP
9.77%, 12/15/2020 21 22
MidAmerican Energy Co
3.15%, 04/15/2050 120 119
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 182
4.75%, 04/30/2043
(h)
125 130
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 280 281
3.50%, 04/01/2029
(l)
300 319
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
130 135
Northern States Power Co/MN
2.90%, 03/01/2050 145 139
NRG Energy Inc
5.25%, 06/15/2029
(g)
80 87
6.63%, 01/15/2027 110 119
7.25%, 05/15/2026 85 93
NSTAR Electric Co
3.25%, 05/15/2029 130 137
Perusahaan Listrik Negara PT
3.88%, 07/17/2029
(g)
200 209
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 95
4.75%, 07/15/2043 90 109
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(g)
735 757

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
4.05%, 09/15/2049 $ 55 $ 63
Southern California Edison Co
4.20%, 03/01/2029 135 149
4.88%, 03/01/2049 160 190
Southern Co/The
5.50%, 03/15/2057
(h)
50 52
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 31
Virginia Electric & Power Co
3.80%, 04/01/2028 180 196
4.60%, 12/01/2048 60 74
Vistra Operations Co LLC
5.50%, 09/01/2026
(g)
100 106
5.63%, 02/15/2027
(g)
55 58
Xcel Energy Inc
2.60%, 12/01/2029 205 203
$ 7,327
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
65 67
Electronics - 0.11%
ADT Security Corp/The
6.25%, 10/15/2021 45 48
Sensata Technologies BV
5.00%, 10/01/2025
(g)
155 168
Sensata Technologies Inc
4.38%, 02/15/2030
(g)
55 56
$ 272
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 61
Entertainment - 0.43%
Boyne USA Inc
7.25%, 05/01/2025
(g)
195 212
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
100 104
CCM Merger Inc
6.00%, 03/15/2022
(g)
145 148
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 204
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
140 160
Scientific Games International Inc
7.00%, 05/15/2028
(g)
30 32
7.25%, 11/15/2029
(g)
70 76
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
100 107
$ 1,080
Environmental Control - 0.37%
Republic Services Inc
2.50%, 08/15/2024 155 157
3.55%, 06/01/2022 100 103
Stericycle Inc
5.38%, 07/15/2024
(g)
75 79
Waste Connections Inc
4.25%, 12/01/2028 300 335
Waste Management Inc
3.20%, 06/15/2026 255 267
$ 941
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.88%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
$ 115 $ 115
5.88%, 02/15/2028
(g)
90 96
6.63%, 06/15/2024 105 110
Gruma SAB de CV
4.88%, 12/01/2024
(g)
350 379
Ingles Markets Inc
5.75%, 06/15/2023 113 115
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
100 103
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
45 50
Kraft Heinz Foods Co
3.50%, 06/06/2022 220 227
4.63%, 10/01/2039
(g)
70 73
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 234
Nestle Holdings Inc
3.35%, 09/24/2023
(g)
240 251
Post Holdings Inc
5.00%, 08/15/2026
(g)
225 238
TreeHouse Foods Inc
4.88%, 03/15/2022 30 30
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
$ 2,222
Gas - 0.24%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 125 125
3.00%, 11/15/2029 115 115
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 192
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 183
$ 615
Healthcare - Products - 0.59%
Abbott Laboratories
3.75%, 11/30/2026 170 186
4.90%, 11/30/2046 290 381
Boston Scientific Corp
3.45%, 03/01/2024 290 303
4.00%, 03/01/2029 240 266
4.70%, 03/01/2049 190 231
Medtronic Inc
4.38%, 03/15/2035 106 126
$ 1,493
Healthcare - Services - 0.71%
Centene Corp
4.25%, 12/15/2027
(g)
20 21
4.63%, 12/15/2029
(g)
160 168
4.75%, 05/15/2022 155 158
4.75%, 01/15/2025
(g)
30 31
5.38%, 06/01/2026
(g)
100 106
6.13%, 02/15/2024 60 62
HCA Healthcare Inc
6.25%, 02/15/2021 120 125
HCA Inc
5.88%, 02/01/2029 405 468
Tenet Healthcare Corp
4.63%, 07/15/2024 95 97
4.63%, 09/01/2024
(g)
80 84
5.13%, 11/01/2027
(g)
105 111
UnitedHealth Group Inc
3.50%, 08/15/2039 140 147

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
WellCare Health Plans Inc
5.25%, 04/01/2025 $ 200 $ 208
$ 1,786
Home Builders - 0.32%
Forestar Group Inc
8.00%, 04/15/2024
(g)
220 239
Installed Building Products Inc
5.75%, 02/01/2028
(g)
55 59
KB Home
7.63%, 05/15/2023 55 62
Lennar Corp
4.88%, 12/15/2023 80 86
LGI Homes Inc
6.88%, 07/15/2026
(g),(l)
200 209
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
55 60
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
70 75
TRI Pointe Group Inc
4.88%, 07/01/2021 30 31
$ 821
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
2.81%, 03/25/2035 122 71
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.56%, 02/25/2035 123 121
1.00 x 1 Month USD LIBOR + 0.77%
$ 192
Insurance - 1.62%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
95 103
American International Group Inc
3.90%, 04/01/2026 400 430
4.50%, 07/16/2044 420 485
Arch Capital Finance LLC
4.01%, 12/15/2026 125 137
5.03%, 12/15/2046 125 156
Markel Corp
3.35%, 09/17/2029 305 313
4.30%, 11/01/2047 95 99
PartnerRe Finance B LLC
3.70%, 07/02/2029 200 208
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
200 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(h)
335 356
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(h),( i )
50 54
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 964
5.50%, 03/31/2045 450 572
$ 4,100
Internet - 0.25%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 208
Baidu Inc
4.38%, 05/14/2024 200 213
Netflix Inc
5.38%, 02/01/2021 145 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
NortonLifeLock Inc
3.95%, 06/15/2022 $ 65 $ 67
$ 638
Investment Companies - 0.12%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027
(g)
90 92
6.25%, 02/01/2022 60 61
6.25%, 05/15/2026 80 86
6.38%, 12/15/2025 65 68
$ 307
Iron & Steel - 0.22%
AK Steel Corp
6.38%, 10/15/2025 25 25
7.50%, 07/15/2023 50 52
7.63%, 10/01/2021 95 95
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
55 56
Steel Dynamics Inc
2.80%, 12/15/2024 145 146
3.45%, 04/15/2030 65 66
Vale Overseas Ltd
6.88%, 11/21/2036 86 112
$ 552
Leisure Products & Services - 0.02%
NCL Corp Ltd
3.63%, 12/15/2024
(g)
40 41
Lodging - 0.07%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
5 5
MGM Resorts International
6.00%, 03/15/2023 60 66
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
100 106
$ 177
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
230 242
Media - 2.62%
Altice Financing SA
6.63%, 02/15/2023
(g)
200 204
7.50%, 05/15/2026
(g)
200 215
AMC Networks Inc
4.75%, 12/15/2022 30 30
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 135 137
5.13%, 05/01/2023
(g)
200 204
5.50%, 05/01/2026
(g)
250 264
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 307
4.46%, 07/23/2022 320 336
4.80%, 03/01/2050 215 227
6.48%, 10/23/2045 120 149
Comcast Corp
3.95%, 10/15/2025 200 218
4.60%, 10/15/2038 280 334
4.60%, 08/15/2045 160 192
4.70%, 10/15/2048 110 136
6.45%, 03/15/2037 200 283
CSC Holdings LLC
6.50%, 02/01/2029
(g)
208 232
6.75%, 11/15/2021 40 43

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
$ 75 $ 76
6.63%, 08/15/2027
(g),(l)
25 24
DISH DBS Corp
5.13%, 05/01/2020 70 71
5.88%, 07/15/2022 100 106
5.88%, 11/15/2024 100 102
Meredith Corp
6.88%, 02/01/2026 200 208
NBCUniversal Media LLC
4.45%, 01/15/2043 145 169
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
35 35
Time Warner Cable LLC
4.00%, 09/01/2021 225 230
5.88%, 11/15/2040 135 155
6.55%, 05/01/2037 100 123
UPC Holding BV
5.50%, 01/15/2028
(g)
300 304
ViacomCBS Inc
4.25%, 09/01/2023 510 543
4.38%, 03/15/2043 320 339
Virgin Media Finance PLC
6.00%, 10/15/2024
(g)
200 206
Walt Disney Co/The
5.40%, 10/01/2043 80 109
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
150 158
Ziggo BV
5.50%, 01/15/2027
(g)
150 159
$ 6,628
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
65 67
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 61
$ 128
Mining - 0.63%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(g)
8 8
7.50%, 04/01/2025
(g)
200 205
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
125 129
Glencore Funding LLC
3.00%, 10/27/2022
(g)
400 401
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
70 73
7.63%, 01/15/2025
(g)
130 137
IAMGOLD Corp
7.00%, 04/15/2025
(g)
150 156
Kaiser Aluminum Corp
4.63%, 03/01/2028
(g)
55 56
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
135 112
Teck Resources Ltd
6.13%, 10/01/2035 180 212
6.25%, 07/15/2041 85 97
$ 1,586
Miscellaneous Manufacturers - 0.39%
General Electric Co
2.70%, 10/09/2022 370 375
5.55%, 01/05/2026 180 207
5.88%, 01/14/2038 105 128
6.88%, 01/10/2039 75 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
2.70%, 06/14/2024 $ 100 $ 102
4.00%, 06/14/2049 60 65
$ 977
Mortgage Backed Securities - 3.96%
Fannie Mae REMIC Trust 2005-W2
1.99%, 05/25/2035 35 35
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 81 82
3.00%, 04/25/2022
(k)
190 4
3.00%, 04/25/2027
(k)
211 14
3.50%, 11/25/2027
(k)
144 10
3.50%, 07/25/2028
(k)
275 22
3.50%, 03/25/2031
(k)
315 17
4.21%, 10/25/2046
(k)
1,049 224
(1.00) x 1 Month USD LIBOR + 6.00%
4.31%, 02/25/2043
(k)
308 54
(1.00) x 1 Month USD LIBOR + 6.10%
4.31%, 09/25/2046
(k)
282 51
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 09/25/2047
(k)
773 161
(1.00) x 1 Month USD LIBOR + 6.15%
4.71%, 03/25/2022
(k)
16 1
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
2.19%, 05/15/2049 1,942 1,942
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(k)
40 —
3.00%, 03/15/2026
(k)
174 5
3.00%, 05/15/2027
(k)
178 10
3.00%, 10/15/2027
(k)
88 6
3.50%, 11/15/2020
(k)
72 1
3.50%, 09/15/2026
(k)
482 36
4.00%, 11/15/2038
(k)
392 16
4.26%, 10/15/2046
(k)
1,970 407
(1.00) x 1 Month USD LIBOR + 6.00%
Ginnie Mae
3.74%, 05/20/2042
(k)
1,081 187
(1.00) x 1 Month USD LIBOR + 5.50%
4.34%, 11/20/2041
(k)
281 59
(1.00) x 1 Month USD LIBOR + 6.10%
4.34%, 06/20/2046
(k)
688 131
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 07/16/2042
(k)
2,371 464
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 07/16/2043
(k)
666 128
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 12/20/2043
(k)
337 74
(1.00) x 1 Month USD LIBOR + 6.14%
4.44%, 09/20/2041
(k)
2,959 420
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 11/20/2045
(k)
1,808 335
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 08/20/2047
(k)
1,736 402
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 09/20/2047
(k)
2,881 538
(1.00) x 1 Month USD LIBOR + 6.20%
4.49%, 06/20/2044
(k)
4,433 556
(1.00) x 1 Month USD LIBOR + 6.25%
4.50%, 04/16/2044
(k)
260 41
4.51%, 08/16/2045
(k)
2,717 535
(1.00) x 1 Month USD LIBOR + 6.25%
4.89%, 02/20/2042
(k)
180 44
(1.00) x 1 Month USD LIBOR + 6.65%
4.91%, 04/16/2042
(k)
1,146 256
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.99%, 11/20/2045
(k)
$ 2,401 $ 499
(1.00) x 1 Month USD LIBOR + 6.75%
5.15%, 04/20/2041
(k)
1,399 272
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
2.13%, 01/25/2036 230 229
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.83%, 06/25/2046
(g),(j)
394 395
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(g),(j)
331 337
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(g),(j)
927 945
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.04%, 02/25/2036 73 67
1.00 x 1 Month USD LIBOR + 0.25%
$ 10,012
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 60 62
Oil & Gas - 2.27%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
100 80
10.00%, 04/01/2022
(g)
148 147
BP Capital Markets America Inc
3.41%, 02/11/2026 180 192
4.23%, 11/06/2028 80 90
Canadian Natural Resources Ltd
4.95%, 06/01/2047 75 91
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 605 626
4.38%, 01/15/2028 115 122
4.90%, 06/01/2044 55 58
Ecopetrol SA
7.38%, 09/18/2043 65 88
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(g)
245 175
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
75 47
Exxon Mobil Corp
2.02%, 08/16/2024 135 136
2.44%, 08/16/2029 105 106
3.00%, 08/16/2039 75 75
3.10%, 08/16/2049 30 30
Gulfport Energy Corp
6.38%, 05/15/2025 210 133
Marathon Oil Corp
4.40%, 07/15/2027 175 190
6.60%, 10/01/2037 225 287
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 198
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
125 104
6.88%, 01/15/2023
(l)
90 88
Occidental Petroleum Corp
2.60%, 08/13/2021 295 297
2.90%, 08/15/2024 120 122
3.20%, 08/15/2026 110 111
3.50%, 08/15/2029 95 97
4.40%, 08/15/2049 75 77
Petrobras Global Finance BV
5.09%, 01/15/2030
(g)
301 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
6.50%, 03/13/2027 $ 210 $ 223
6.84%, 01/23/2030
(g)
105 112
Saudi Arabian Oil Co
4.25%, 04/16/2039
(g)
250 268
Shell International Finance BV
3.13%, 11/07/2049 55 54
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
325 326
SM Energy Co
6.63%, 01/15/2027
(l)
80 79
Southwestern Energy Co
7.75%, 10/01/2027
(l)
185 171
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 155 159
5.50%, 02/15/2026 95 99
Total Capital International SA
2.83%, 01/10/2030 100 103
3.46%, 07/12/2049 15 16
Ultra Resources Inc/US
6.88%, 04/15/2022
(g)
65 8
$ 5,732
Other Asset Backed Securities - 1.11%
Dell Equipment Finance Trust 2018-1
2.09%, 10/22/2020
(g)
486 486
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(g)
355 355
Verizon Owner Trust 2017-3
2.03%, 04/20/2022
(g)
1,453 1,453
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(g)
500 503
$ 2,797
Packaging & Containers - 0.42%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(g)
200 210
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
40 41
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 125 132
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 157
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
110 111
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
215 212
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
155 158
5.50%, 07/15/2021
(g)
40 40
3 Month USD LIBOR + 3.50%
$ 1,061
Pharmaceuticals - 2.59%
AbbVie Inc
2.30%, 11/21/2022
(g)
400 402
2.60%, 11/21/2024
(g)
170 171
2.95%, 11/21/2026
(g)
180 183
3.38%, 11/14/2021 35 36
4.05%, 11/21/2039
(g)
105 110
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
90 103
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
40 41

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bayer US Finance II LLC
3.88%, 12/15/2023
(g)
$ 595 $ 625
Becton Dickinson and Co
2.89%, 06/06/2022 185 188
3.36%, 06/06/2024 200 208
3.70%, 06/06/2027 450 479
4.69%, 12/15/2044 141 165
Bristol-Myers Squibb Co
2.88%, 08/15/2020
(g)
315 317
2.90%, 07/26/2024
(g)
175 181
3.40%, 07/26/2029
(g)
105 112
4.13%, 06/15/2039
(g)
240 277
4.25%, 10/26/2049
(g)
195 232
Cigna Corp
3.75%, 07/15/2023 645 676
4.38%, 10/15/2028 200 222
4.90%, 12/15/2048 35 42
CVS Health Corp
2.63%, 08/15/2024 110 111
3.00%, 08/15/2026 90 92
3.70%, 03/09/2023 215 224
4.30%, 03/25/2028 110 120
4.88%, 07/20/2035 190 219
5.05%, 03/25/2048 35 41
Eli Lilly & Co
4.15%, 03/15/2059 80 94
Zoetis Inc
3.90%, 08/20/2028 575 624
4.45%, 08/20/2048 95 111
4.70%, 02/01/2043 120 143
$ 6,549
Pipelines - 2.29%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g)
200 215
Buckeye Partners LP
3.95%, 12/01/2026 120 116
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
135 137
DCP Midstream Operating LP
5.35%, 03/15/2020
(g)
450 452
Energy Transfer Operating LP
4.50%, 04/15/2024 325 346
5.15%, 03/15/2045 75 79
5.25%, 04/15/2029 225 253
6.25%, 04/15/2049 170 205
Enterprise Products Operating LLC
3.13%, 07/31/2029 65 67
4.20%, 01/31/2050 270 290
5.38%, 02/15/2078
(h)
250 248
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
150 156
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 160
MPLX LP
4.00%, 03/15/2028 90 93
4.88%, 12/01/2024 195 212
5.50%, 02/15/2049 125 142
NuStar Logistics LP
6.00%, 06/01/2026 120 127
6.75%, 02/01/2021 120 125
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 190 209
5.63%, 03/01/2025 100 113
5.75%, 05/15/2024 1,325 1,478
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027
(g)
$ 176 $ 193
Western Midstream Operating LP
5.50%, 08/15/2048 90 79
Williams Cos Inc/The
5.75%, 06/24/2044 245 290
$ 5,785
REITs - 1.14%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 715 751
4.70%, 07/01/2030 140 161
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 535
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 450 452
Essex Portfolio LP
3.00%, 01/15/2030 250 253
4.00%, 03/01/2029 155 169
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 233
Mid-America Apartments LP
3.95%, 03/15/2029 130 142
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 182
$ 2,878
Retail - 0.21%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
135 135
Golden Nugget Inc
6.75%, 10/15/2024
(g)
150 155
Home Depot Inc/The
5.88%, 12/16/2036 60 83
IRB Holding Corp
6.75%, 02/15/2026
(g)
130 136
Walmart Inc
4.05%, 06/29/2048 10 12
$ 521
Semiconductors - 0.43%
Lam Research Corp
4.88%, 03/15/2049 25 31
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(g)
370 390
4.63%, 06/01/2023
(g)
400 428
Xilinx Inc
2.95%, 06/01/2024 225 231
$ 1,080
Software - 0.40%
Epicor Software Corp
9.19%, 06/30/2023
(g)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.80%, 10/01/2023 200 211
Microsoft Corp
3.70%, 08/08/2046 120 136
4.45%, 11/03/2045 110 138
4.50%, 02/06/2057 90 117
Open Text Corp
5.88%, 06/01/2026
(g)
80 85
Oracle Corp
2.95%, 11/15/2024 175 182
2.95%, 05/15/2025 100 104
4.00%, 11/15/2047 35 39
$ 1,022
Sovereign - 1.69%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(g)
200 199

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Angolan Government International Bond
8.00%, 11/26/2029
(g)
$ 200 $ 213
Argentine Republic Government International
Bond
5.63%, 01/26/2022 160 83
Bahrain Government International Bond
5.63%, 09/30/2031
(g)
200 214
CoBank ACB
6.25%, 12/31/2049
(h),( i )
115 127
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
5.00%, 06/15/2045 200 232
Ecuador Government International Bond
9.63%, 06/02/2027 200 189
Egypt Government International Bond
5.58%, 02/21/2023
(g)
200 209
Honduras Government International Bond
7.50%, 03/15/2024 200 223
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(g)
300 332
Panama Government International Bond
3.88%, 03/17/2028 200 218
Qatar Government International Bond
3.25%, 06/02/2026 400 421
3.88%, 04/23/2023
(g)
200 211
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
200 239
Saudi Government International Bond
4.00%, 04/17/2025
(g)
600 647
Turkey Government International Bond
5.60%, 11/14/2024 225 229
Ukraine Government International Bond
9.75%, 11/01/2028
(g)
200 243
$ 4,277
Student Loan Asset Backed Securities - 0.35%
Navient Private Education Loan Trust 2018-B
2.09%, 12/15/2059
(g)
568 567
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.09%, 07/26/2066
(g)
73 73
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2019-1
2.12%, 12/27/2067
(g)
246 246
1.00 x 1 Month USD LIBOR + 0.33%
$ 886
Telecommunications - 2.09%
AT&T Inc
3.88%, 01/15/2026 175 188
4.05%, 12/15/2023 425 455
4.30%, 02/15/2030 110 122
5.15%, 03/15/2042 50 58
5.35%, 09/01/2040 360 435
5.38%, 10/15/2041 130 155
5.45%, 03/01/2047 105 130
6.38%, 03/01/2041 85 113
Embarq Corp
8.00%, 06/01/2036 105 111
GTT Communications Inc
7.88%, 12/31/2024
(g),(l)
90 68
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 190 163
8.00%, 02/15/2024
(g)
155 159
Level 3 Financing Inc
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc
4.35%, 05/01/2049 $ 255 $ 285
Sprint Capital Corp
8.75%, 03/15/2032 70 85
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.13%, 06/15/2024 120 129
7.63%, 03/01/2026 35 39
7.88%, 09/15/2023 180 199
Telecom Italia Capital SA
6.38%, 11/15/2033 65 72
TELUS Corp
4.30%, 06/15/2049 300 331
T-Mobile USA Inc
0.00%, 01/15/2024
(d),(e),(f)
30 —
0.00%, 04/15/2024
(d),(e),(f)
95 —
0.00%, 04/15/2025
(d),(e),(f)
320 —
0.00%, 01/15/2026
(d),(e),(f)
95 —
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 200 207
Verizon Communications Inc
3.88%, 02/08/2029 270 298
4.50%, 08/10/2033 355 414
5.25%, 03/16/2037 260 327
Vodafone Group PLC
4.88%, 06/19/2049 215 249
$ 5,297
Transportation - 0.21%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 60 69
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
121 36
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
200 158
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
55 32
11.25%, 08/15/2022
(g)
45 31
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g),(l)
140 137
Union Pacific Corp
4.38%, 11/15/2065 60 66
$ 529
Trucking & Leasing - 0.09%
DAE Funding LLC
4.50%, 08/01/2022
(g)
95 96
5.25%, 11/15/2021
(g)
25 26
5.75%, 11/15/2023
(g)
100 105
$ 227
TOTAL BONDS $ 145,973
SENIOR FLOATING RATE INTERESTS
- 0.92%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.04%
Navistar Inc
5.37%, 11/06/2024
(n)
$ 89 $ 89
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
5.05%, 10/01/2025
(n)
35 35
3 Month USD LIBOR + 3.00%
Computers - 0.10%
McAfee LLC
10.32%, 09/29/2025
(n)
240 241
3 Month USD LIBOR + 3.25%

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.12%
Russell Investments US Institutional Holdco Inc
5.05%, 06/01/2023
(n)
$ 301 $ 301
3 Month USD LIBOR + 2.00%
Electrical Components & Equipment - 0.05%
Energizer Holdings Inc
4.00%, 12/17/2025
(n)
136 136
3 Month USD LIBOR + 4.50%
Entertainment - 0.04%
Eldorado Resorts Inc
4.05%, 04/17/2024
(n)
57 57
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.05%, 03/24/2025
(n)
50 50
3 Month USD LIBOR + 2.00%
$ 107
Insurance - 0.03%
Asurion LLC
4.80%, 11/03/2023
(n)
75 75
1 Month USD LIBOR + 7.25%
Lodging - 0.06%
Golden Nugget LLC
4.69%, 10/04/2023
(n)
76 76
3 Month USD LIBOR + 2.25%
Spectacle Gary Holdings LLC
10.80%, 12/23/2025
(n)
70 71
1 Month USD LIBOR + 9.00%
$ 147
Media - 0.04%
CSC Holdings LLC
4.24%, 04/15/2027
(n)
50 50
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
4.94%, 08/24/2026
(n)
45 45
1 Month USD LIBOR + 3.50%
$ 95
Oil & Gas - 0.04%
California Resources Corp
6.55%, 12/31/2022
(n)
105 93
3 Month USD LIBOR + 3.50%
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
4.74%, 05/19/2025
(n)
262 263
3 Month USD LIBOR + 7.50%
Endo International PLC
6.06%, 04/29/2024
(n)
163 156
3 Month USD LIBOR + 4.00%
$ 419
Pipelines - 0.03%
Buckeye Partners LP
4.44%, 11/15/2026
(n)
85 86
1 Month USD LIBOR + 2.75%
Retail - 0.06%
Academy Ltd
5.69%, 07/01/2022
(n)
104 85
3 Month USD LIBOR + 4.50%
IRB Holding Corp
5.22%, 01/17/2025
(n)
74 75
3 Month USD LIBOR + 2.75%
$ 160
Telecommunications - 0.13%
Avaya Inc
5.99%, 12/16/2024
(n)
202 198
3 Month USD LIBOR + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Maxar Technologies Ltd
4.85%, 10/05/2024
(n)
$ 142 $ 135
3 Month USD LIBOR + 4.25%
$ 333
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,317
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.06%
3.00%, 10/01/2042 $ 50 $ 52
3.00%, 11/01/2042 272 281
3.00%, 11/01/2042 50 52
3.00%, 03/01/2043 1,236 1,280
3.00%, 12/01/2046 121 124
3.00%, 01/01/2047 2,248 2,321
3.50%, 10/01/2041 48 50
3.50%, 04/01/2042 116 122
3.50%, 04/01/2042 59 63
3.50%, 04/01/2045 54 57
3.50%, 10/01/2045 874 922
3.50%, 03/01/2048 128 135
4.00%, 02/01/2045 27 29
4.00%, 02/01/2046 63 66
4.00%, 02/01/2046 444 472
4.00%, 06/01/2046 64 68
4.00%, 04/01/2047 379 406
4.00%, 11/01/2047 623 657
4.50%, 07/01/2024 11 11
4.50%, 07/01/2039 63 68
4.50%, 10/01/2041 36 39
4.50%, 12/01/2043 855 927
4.50%, 03/01/2046 284 315
4.50%, 01/01/2049 342 361
4.75%, 02/01/2037 19 20
1.00 x 12 Month USD LIBOR + 1.63%
5.00%, 06/01/2031 90 97
5.00%, 10/01/2035 31 34
5.00%, 06/01/2041 911 1,003
5.03%, 02/01/2034 1 1
1.00 x 12 Month USD LIBOR + 1.99%
6.00%, 06/01/2032 22 25
6.00%, 10/01/2032 11 13
6.00%, 01/01/2038 54 62
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 4 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 7 8
7.00%, 12/01/2029 13 14
7.00%, 06/01/2030 4 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 30 30
7.50%, 04/01/2030 1 2
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 31 33
$ 10,253
Federal National Mortgage Association (FNMA) - 0.00%
4.56%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.05%
2.50%, 01/01/2035
(o)
2,000 2,018
3.00%, 03/01/2034 295 304
3.00%, 01/01/2035
(o)
4,000 4,099
3.00%, 03/01/2042 85 87
3.00%, 03/01/2042 92 95

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2042 $ 47 $ 48
3.00%, 06/01/2042 42 44
3.00%, 06/01/2042 87 89
3.00%, 05/01/2043 171 176
3.00%, 01/01/2050
(o)
4,500 4,564
3.50%, 04/01/2030 321 337
3.50%, 05/01/2034 1,412 1,489
3.50%, 08/01/2034 339 355
3.50%, 12/01/2040 65 69
3.50%, 01/01/2041 39 41
3.50%, 12/01/2041 21 22
3.50%, 03/01/2042 37 39
3.50%, 04/01/2042 71 74
3.50%, 11/01/2042 918 984
3.50%, 02/01/2043 46 48
3.50%, 07/01/2043 815 867
3.50%, 07/01/2043 263 280
3.50%, 11/01/2044 1,652 1,743
3.50%, 03/01/2045 56 60
3.50%, 06/01/2045 106 112
3.50%, 11/01/2045 71 75
3.50%, 05/01/2046 63 66
3.50%, 08/01/2047 1,589 1,703
3.50%, 10/01/2047 1,629 1,735
3.50%, 11/01/2047 723 763
3.50%, 01/01/2048 514 547
3.50%, 03/01/2048 1,067 1,125
3.50%, 04/01/2048 1,436 1,513
4.00%, 08/01/2020 12 12
4.00%, 03/01/2034 381 410
4.00%, 09/01/2040 87 94
4.00%, 05/01/2041 195 209
4.00%, 10/01/2041 31 33
4.00%, 10/01/2041 48 51
4.00%, 11/01/2041 44 47
4.00%, 04/01/2042 29 31
4.00%, 11/01/2043 38 40
4.00%, 11/01/2043 107 115
4.00%, 02/01/2044 123 132
4.00%, 06/01/2044 265 283
4.00%, 09/01/2044 35 37
4.00%, 09/01/2045 114 121
4.00%, 12/01/2045 668 709
4.00%, 08/01/2046 90 96
4.00%, 01/01/2047 65 68
4.00%, 04/01/2047 365 391
4.00%, 05/01/2047 799 840
4.00%, 11/01/2047 1,885 2,011
4.00%, 10/01/2048 446 476
4.50%, 07/01/2025 37 39
4.50%, 08/01/2040 53 57
4.50%, 11/01/2040 848 921
4.50%, 12/01/2040 33 35
4.50%, 08/01/2041 35 38
4.50%, 09/01/2041 245 266
4.50%, 05/01/2044 43 46
4.50%, 12/01/2044 107 115
4.50%, 06/01/2046 45 48
4.50%, 05/01/2047 31 33
4.50%, 05/01/2047 119 126
5.00%, 10/01/2041 168 184
5.00%, 06/01/2048 418 459
5.50%, 12/01/2022 9 10
5.50%, 07/01/2033 231 260
5.50%, 04/01/2035 23 25
5.50%, 08/01/2036 446 501
5.50%, 02/01/2037 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2040 $ 41 $ 46
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 135 155
6.00%, 02/01/2037 79 88
6.00%, 02/01/2038 49 56
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 18 20
6.50%, 07/01/2037 32 38
6.50%, 02/01/2038 34 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 111 128
$ 35,527
Government National Mortgage Association (GNMA) - 6.95%
3.00%, 02/15/2043 338 348
3.00%, 07/20/2044 501 519
3.00%, 01/20/2046 385 398
3.00%, 07/20/2046 622 642
3.00%, 12/20/2046 1,709 1,765
3.00%, 01/01/2050 1,200 1,233
3.25%, 07/20/2043 80 83
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 04/20/2046 196 208
3.50%, 10/20/2046 297 310
3.50%, 07/20/2047 1,195 1,250
3.50%, 01/01/2050 5,050 5,204
4.00%, 02/15/2042 129 137
4.00%, 06/20/2046 79 83
4.00%, 01/20/2048 2,155 2,263
4.00%, 01/01/2050 635 657
4.50%, 09/15/2039 531 585
4.50%, 11/15/2040 103 113
4.50%, 06/20/2048 34 36
5.00%, 02/15/2034 206 228
5.00%, 10/15/2034 75 83
5.00%, 10/20/2039 40 44
5.00%, 07/20/2040 16 17
5.00%, 02/15/2042 85 95
5.50%, 12/20/2033 102 115
5.50%, 05/20/2035 11 13
5.50%, 12/20/2048 637 677
6.00%, 01/20/2029 19 21
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 25 29
6.00%, 12/20/2036 55 62
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 291 322
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 14 14
8.00%, 12/15/2030 6 7
$ 17,576
U.S. Treasury - 16.03%
1.25%, 07/31/2023 1,405 1,386
1.50%, 08/15/2026 1,420 1,392
1.63%, 10/31/2023 370 370
1.75%, 04/30/2022 3,385 3,398
2.00%, 10/31/2022 4,500 4,549
2.13%, 11/30/2023
(p)
1,140 1,160
2.50%, 05/15/2024 7,575 7,838
3.00%, 09/30/2025 3,000 3,205
3.00%, 05/15/2045 2,640 2,954
3.00%, 11/15/2045 2,000 2,243
3.13%, 05/15/2048 5,950 6,868
3.75%, 11/15/2043 1,650 2,068

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 2,260 $ 3,114
$ 40,545
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 103,902
Total Investments $ 268,802
Other Assets and Liabilities -  (6.30)% (15,928)
TOTAL NET ASSETS - 100.00% $ 252,874
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,123 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,909 or 16.18% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Security or a portion of the security was on loan at the end of the period.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $92 or 0.04% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 34.29%
Government 17.72%
Financial 11.77%
Consumer, Non-cyclical 7.43%
Asset Backed Securities 5.51%
Communications 5.13%
Money Market Funds 5.05%
Energy 4.63%
Industrial 3.77%
Utilities 3.14%
Consumer, Cyclical 2.82%
Technology 2.04%
Investment Companies 1.52%
Basic Materials 1.48%
Other Assets and Liabilities
(6.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 3,894 $ 162,671 $ 154,917 $ 11,648
$ 3,894 $ 162,671 $ 154,917 $ 11,648
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 269 $ — $ — $ —
$ 269 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Long 10 $ 1,284 $ (11)
US 2 Year Note; March 2020 Short 45 9,697 6
US 5 Year Note; March 2020 Short 28 3,321 12
US Long Bond; March 2020 Long 22 3,430 (70)
US Ultra Bond; March 2020 Long 3 545 1
Total $ (62)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.42%
International Equity Index Fund
( a)
6,964,469 $ 73,545
MidCap S&P 400 Index Fund
( a)
2,097,835 42,334
SmallCap S&P 600 Index Fund
( a)
1,725,019 42,712
$ 158,591
Principal Variable Contracts Funds, Inc.  Class 1 - 84.61%
Bond Market Index Account
( a)
47,063,286 504,518
LargeCap S&P 500 Index Account
( a)
18,133,137 366,108
$ 870,626
TOTAL INVESTMENT COMPANIES $ 1,029,217
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
( b),(c),(d)
5,058 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 05 /15/2023
(e)
$ 5 $ 2
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11 /15/2019
(b),(c),(d)
5 —
TOTAL BONDS $ 2
Total Investments $ 1,029,219
Other Assets and Liabilities -  (0.03)% (261)
TOTAL NET ASSETS - 100.00% $ 1,028,958
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 49.03%
Domestic Equity Funds 43.85%
International Equity Funds 7.15%
Energy 0.00%
Consumer, Non-cyclical 0.00%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 494,742 $ 98,716 $ 118,110 $ 504,518
International Equity Index Fund 70,566 8,969 17,789 73,545
LargeCap S&P 500 Index Account 358,195 47,028 116,36 1 366,108
MidCap S&P 400 Index Fund 40,747 8,991 14,886 42,334
SmallCap S&P 600 Index Fund 41,218 10,912 15,443 42,712
$ 1,005,468 $ 174,616 $ 282,58 9 $ 1,029,217
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 13,16 1 $ 1,535 $ — $ 27,635
International Equity Index Fund 2,199 39 205 11,760
LargeCap S&P 500 Index Account 6,860 18,40 8 15,633 58,838
MidCap S&P 400 Index Fund 639 917 1,873 6,565
SmallCap S&P 600 Index Fund 572 507 2,362 5,518
$ 23,43 1 $ 21,40 6 $ 20,073 $ 110,316
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.65%
International Equity Index Fund
( a)
1,211,509 $ 12,794
MidCap S&P 400 Index Fund
( a)
364,872 7,363
SmallCap S&P 600 Index Fund
( a)
299,987 7,428
$ 27,585
Principal Variable Contracts Funds, Inc.  Class 1 - 84.38%
Bond Market Index Account
( a)
8,192,628 87,825
LargeCap S&P 500 Managed Volatility Index
Account
( a)
4,042,255 60,876
$ 148,701
TOTAL INVESTMENT COMPANIES $ 176,286
Total Investments $ 176,286
Other Assets and Liabilities -  (0.03)% (51)
TOTAL NET ASSETS - 100.00% $ 176,235
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 49.84%
Domestic Equity Funds 42.93%
International Equity Funds 7.26%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 79,909 $ 19,614 $ 16,502 $ 87,825
International Equity Index Fund 11,398 2,085 2,630 12,794
LargeCap S&P 500 Managed Volatility Index Account 57,667 10,855 17,95 5 60,876
MidCap S&P 400 Index Fund 6,581 1,833 2,272 7,363
SmallCap S&P 600 Index Fund 6,657 2,148 2,359 7,428
$ 162,212 $ 36,535 $ 41,71 8 $ 176,286
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 2,20 1 $ 146 $ — $ 4,658
International Equity Index Fund 382 3 35 1,938
LargeCap S&P 500 Managed Volatility Index Account 999 1,47 4 4,154 8,835
MidCap S&P 400 Index Fund 109 (2) 321 1,223
SmallCap S&P 600 Index Fund 98 12 404 970
$ 3,78 9 $ 1,63 3 $ 4,914 $ 17,624
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.29% Shares Held Value (000's)
Exchange-Traded Funds - 20.09%
iShares Core S&P 500 ETF 90,359 $ 29,20 8
Money Market Funds - 0.17%
Principal Government Money Market Fund
1.41%
(a),(b)
241,565 242
Principal Funds, Inc. Class R-6 - 15.10%
International Equity Index Fund
( a)
964,920 10,190
MidCap S&P 400 Index Fund
( a)
291,534 5,883
SmallCap S&P 600 Index Fund
( a)
237,165 5,872
$ 21,945
Principal Variable Contracts Funds, Inc.  Class 1 - 64.93%
Bond Market Index Account
( a)
6,769,331 72,567
LargeCap S&P 500 Index Account
( a)
1,081,023 21,826
$ 94,393
TOTAL INVESTMENT COMPANIES $ 145,78 8
Total Investments $ 145,78 8
Other Assets and Liabilities -  (0.29)% (41 7 )
TOTAL NET ASSETS - 100.00% $ 145,371
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 49.92%
Domestic Equity Funds 23.10%
Investment Companies 20.09%
International Equity Funds 7.01%
Money Market Funds 0.17%
Other Assets and Liabilities
(0.29)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 33,032 $ 43,186 $ 5,758 $ 72,567
International Equity Index Fund 4,747 5,575 1,201 10,190
LargeCap S&P 500 Index Account 10,500 12,990 4,622 21,826
MidCap S&P 400 Index Fund 2,782 3,565 1,041 5,883
Principal Government Money Market Fund 1.41% — 27,492 27,250 242
SmallCap S&P 600 Index Fund 2,789 3,737 1,113 5,872
$ 53,850 $ 96,545 $ 40,985 $ 116,580
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 1,567 $ 9 $ — $ 2,098
International Equity Index Fund 303 — 29 1,069
LargeCap S&P 500 Index Account 349 10 796 2,948
MidCap S&P 400 Index Fund 89 5 261 572
Principal Government Money Market Fund 1.41% 27 — — —
SmallCap S&P 600 Index Fund 79 (6) 329 465
$ 2,414 $ 18 $ 1,415 $ 7,152
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.42%
International Equity Index Fund
( a)
36,261,131 $ 382,917
MidCap S&P 400 Index Fund
( a)
9,557,027 192,861
SmallCap S&P 600 Index Fund
( a)
7,858,553 194,578
$ 770,356
Principal Variable Contracts Funds, Inc.  Class 1 - 79.61%
Bond Market Index Account
( a)
120,075,475 1,287,209
LargeCap S&P 500 Index Account
( a)
84,970,527 1,715,555
$ 3,002,764
TOTAL INVESTMENT COMPANIES $ 3,773,120
Total Investments $ 3,773,120
Other Assets and Liabilities -  (0.03)% (975)
TOTAL NET ASSETS - 100.00% $ 3,772,145
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 55.75%
Fixed Income Funds 34.13%
International Equity Funds 10.15%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 1,196,602 $ 298,095 $ 280,912 $ 1,287,209
International Equity Index Fund 348,261 38,997 63,589 382,917
LargeCap S&P 500 Index Account 1,590,506 173,276 399,916 1,715,555
MidCap S&P 400 Index Fund 175,905 35,777 51,310 192,861
SmallCap S&P 600 Index Fund 177,962 44,944 54,295 194,578
$ 3,489,236 $ 591,089 $ 850,022 $ 3,773,120
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 32,8 09 $ 4,345 $ — $ 69,079
International Equity Index Fund 11,456 133 1,067 59,115
LargeCap S&P 500 Index Account 31,423 40,445 71,608 311,244
MidCap S&P 400 Index Fund 2,909 803 8,523 31,686
SmallCap S&P 600 Index Fund 2,601 1,473 10,750 24,494
$ 81,19 8 $ 47,199 $ 91,948 $ 495,618
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.83%
International Equity Index Fund
( a)
3,468,863 $ 36,631
MidCap S&P 400 Index Fund
( a)
914,105 18,446
SmallCap S&P 600 Index Fund
( a)
751,526 18,608
$ 73,685
Principal Variable Contracts Funds, Inc.  Class 1 - 79.20%
Bond Market Index Account
( a)
11,494,168 123,218
LargeCap S&P 500 Managed Volatility Index
Account
( a)
10,417,012 156,880
$ 280,098
TOTAL INVESTMENT COMPANIES $ 353,783
Total Investments $ 353,783
Other Assets and Liabilities -  (0.03)% (96)
TOTAL NET ASSETS - 100.00% $ 353,687
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.83%
Fixed Income Funds 34.84%
International Equity Funds 10.36%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 111,746 $ 30,478 $ 25,828 $ 123,218
International Equity Index Fund 32,517 4,824 6,251 36,631
LargeCap S&P 500 Managed Volatility Index Account 148,017 21,229 38,85 1 156,880
MidCap S&P 400 Index Fund 16,424 3,924 4,943 18,446
SmallCap S&P 600 Index Fund 16,613 4,780 5,217 18,608
$ 325,317 $ 65,235 $ 81,0 90 $ 353,783
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 3,10 1 $ 252 $ — $ 6,570
International Equity Index Fund 1,096 — 100 5,541
LargeCap S&P 500 Managed Volatility Index Account 2,589 3,22 5 10,762 23,260
MidCap S&P 400 Index Fund 274 (2) 802 3,043
SmallCap S&P 600 Index Fund 245 22 1,011 2,410
$ 7,30 5 $ 3,49 7 $ 12,675 $ 40,824
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.23% Shares Held Value (000's)
Exchange-Traded Funds - 20.03%
iShares Core S&P 500 ETF 474,376 $ 153,33 7
Money Market Funds - 0.14%
Principal Government Money Market Fund
1.41%
(a),(b)
1,047,357 1,047
Principal Funds, Inc. Class R-6 - 20.11%
International Equity Index Fund
( a)
7,255,709 76,620
MidCap S&P 400 Index Fund
( a)
1,918,089 38,707
SmallCap S&P 600 Index Fund
( a)
1,560,374 38,635
$ 153,962
Principal Variable Contracts Funds, Inc.  Class 1 - 59.95%
Bond Market Index Account
( a)
24,942,251 267,381
LargeCap S&P 500 Index Account
( a)
9,483,498 191,472
$ 458,853
TOTAL INVESTMENT COMPANIES $ 767, 199
Total Investments $ 767, 199
Other Assets and Liabilities -  (0.23)% (1,78 2 )
TOTAL NET ASSETS - 100.00% $ 765,417
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 35.12%
Fixed Income Funds 34.93%
Investment Companies 20.03%
International Equity Funds 10.01%
Money Market Funds 0.14%
Other Assets and Liabilities
(0.23)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 132,215 $ 145,813 $ 19,446 $ 267,381
International Equity Index Fund 38,786 35,399 5,907 76,620
LargeCap S&P 500 Index Account 100,102 90,07 4 25,995 191,472
MidCap S&P 400 Index Fund 19,887 20,065 5,266 38,707
Principal Government Money Market Fund 1.41% — 167,267 166,220 1,047
SmallCap S&P 600 Index Fund 19,941 21,458 5,940 38,635
$ 310,931 $ 480,07 6 $ 228,774 $ 613,862
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 5,806 $ 51 $ — $ 8,748
International Equity Index Fund 2,278 (2) 214 8,344
LargeCap S&P 500 Index Account 3,084 32 7,029 27,25 9
MidCap S&P 400 Index Fund 584 81 1,709 3,940
Principal Government Money Market Fund 1.41% 186 — — —
SmallCap S&P 600 Index Fund 522 29 2,155 3,147
$ 12,460 $ 191 $ 11,107 $ 51,43 8
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.35%
International Equity Index Fund
( a)
1,089,218 $ 11,502
MidCap S&P 400 Index Fund
( a)
430,655 8,691
SmallCap S&P 600 Index Fund
( a)
354,143 8,768
$ 28,961
Principal Variable Contracts Funds, Inc.  Class 1 - 89.68%
Bond Market Index Account
( a)
16,738,373 179,43 4
LargeCap S&P 500 Index Account
( a)
3,544,848 71,571
$ 251,00 5
TOTAL INVESTMENT COMPANIES $ 279,96 6
Total Investments $ 279,96 6
Other Assets and Liabilities -  (0.03)% (7 8 )
TOTAL NET ASSETS - 100.00% $ 279,888
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 64.11%
Domestic Equity Funds 31.81%
International Equity Funds 4.11%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Bond Market Index Account $ 155,094 $ 49,67 8 $ 34,348 $ 179,43 4
International Equity Index Fund 9,727 3,035 2,994 11,502
LargeCap S&P 500 Index Account 61,743 19,630 23,822 71,571
MidCap S&P 400 Index Fund 7,374 3,044 3,131 8,691
SmallCap S&P 600 Index Fund 7,459 3,379 3,205 8,768
$ 241,397 $ 78,76 6 $ 67,500 $ 279,96 6
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Account $ 4,611 $ 108 $ — $ 8,902
International Equity Index Fund 347 6 32 1,728
LargeCap S&P 500 Index Account 1,319 969 3,007 13,051
MidCap S&P 400 Index Fund 133 27 389 1,377
SmallCap S&P 600 Index Fund 119 65 491 1,070
$ 6,529 $ 1,175 $ 3,919 $ 26,128
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 0.89% Shares Held Value (000's)
Money Market Funds - 0.89%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2 $ —
Principal Government Money Market Fund
1.41%
(a),(c)
2,369,881 2,370
$ 2,370
TOTAL INVESTMENT COMPANIES $ 2,370
COMMON STOCKS - 98.47% Shares Held Value (000's)
Aerospace & Defense - 1.28%
CAE Inc 39,500 1,046
Kawasaki Heavy Industries Ltd 23,000 502
Safran SA 12,042 1,860
$ 3,408
Apparel - 2.28%
Adidas AG 6,267 2,040
Fila Korea Ltd 15,565 711
LVMH Moet Hennessy Louis Vuitton SE 7,124 3,320
$ 6,071
Automobile Manufacturers - 3.81%
Ferrari NV 11,021 1,830
Isuzu Motors Ltd 111,400 1,317
Kia Motors Corp 43,826 1,674
Maruti Suzuki India Ltd 12,609 1,302
Toyota Motor Corp 57,300 4,037
$ 10,160
Automobile Parts & Equipment - 0.43%
Toyota Industries Corp 19,800 1,139
Banks - 9.25%
Banco Comercial Portugues SA 1,809,850 413
Banco do Brasil SA 92,900 1,220
Bangkok Bank PCL 118,500 630
Bank Leumi Le-Israel BM 230,765 1,683
BNP Paribas SA 40,488 2,406
BOC Hong Kong Holdings Ltd 266,500 925
Credicorp Ltd 7,234 1,542
DBS Group Holdings Ltd 84,000 1,620
DNB ASA 105,519 1,975
Erste Group Bank AG
( d)
33,776 1,269
Grupo Financiero Banorte SAB de CV 129,859 725
HDFC Bank Ltd ADR 15,362 973
ICICI Bank Ltd ADR 52,858 798
Macquarie Group Ltd 26,079 2,526
Mediobanca Banca di Credito Finanziario SpA 80,424 885
OTP Bank Nyrt 14,852 778
Shinhan Financial Group Co Ltd 24,459 917
Toronto-Dominion Bank/The 45,400 2,546
United Overseas Bank Ltd 43,300 851
$ 24,682
Beverages - 1.61%
Carlsberg A/S 11,546 1,723
Coca-Cola HBC AG
( d)
16,963 577
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 73,199 1,163
Thai Beverage PCL 1,273,100 843
$ 4,306
Biotechnology - 1.09%
CSL Ltd 14,983 2,905
Building Materials - 0.72%
Anhui Conch Cement Co Ltd 117,998 929
Cie de Saint-Gobain 24,203 992
$ 1,921
Chemicals - 1.69%
JSR Corp 36,800 673
Koninklijke DSM NV 12,667 1,656
Nitto Denko Corp 20,600 1,159
Nutrien Ltd 21,200 1,015
$ 4,503
Commercial Services - 0.22%
Dai Nippon Printing Co Ltd 21,600 584
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.88%
CyberArk Software Ltd
( d)
7,656 $ 892
Logitech International SA 47,766 2,263
Nomura Research Institute Ltd 40,200 860
Obic Co Ltd 7,400 997
$ 5,012
Consumer Products - 0.24%
Hindustan Unilever Ltd 24,231 653
Cosmetics & Personal Care - 0.41%
Essity AB 33,641 1,083
Distribution & Wholesale - 2.05%
Ferguson PLC 21,248 1,934
ITOCHU Corp 124,900 2,895
Sumitomo Corp 42,500 631
$ 5,460
Diversified Financial Services - 2.46%
AerCap Holdings NV
( d)
25,056 1,540
Bajaj Finance Ltd 13,958 828
Housing Development Finance Corp Ltd 44,854 1,517
ORIX Corp 129,300 2,143
Tisco Financial Group PCL 164,300 544
$ 6,572
Electric - 2.42%
Chubu Electric Power Co Inc 56,200 794
Enel SpA 355,195 2,822
Iberdrola SA 274,331 2,827
$ 6,443
Electrical Components & Equipment - 0.38%
Delta Electronics Inc 200,000 1,012
Electronics - 1.45%
Halma PLC 39,095 1,095
Hoya Corp 29,096 2,777
$ 3,872
Energy - Alternate Sources - 0.62%
Vestas Wind Systems A/S 16,365 1,653
Engineering & Construction - 1.05%
Vinci SA 25,154 2,802
Food - 4.52%
Associated British Foods PLC 27,957 962
Koninklijke Ahold Delhaize NV 35,625 893
MEIJI Holdings Co Ltd 14,700 994
Nestle India Ltd 3,021 626
Nestle SA 57,870 6,265
Uni-President Enterprises Corp 630,000 1,562
X5 Retail Group NV 22,226 767
$ 12,069
Food Service - 0.78%
Compass Group PLC 83,181 2,085
Forest Products & Paper - 0.60%
Mondi PLC 68,451 1,605
Hand & Machine Tools - 0.90%
Amada Holdings Co Ltd 83,800 953
Techtronic Industries Co Ltd 177,000 1,445
$ 2,398
Healthcare - Products - 1.41%
Carl Zeiss Meditec AG 5,993 762
Koninklijke Philips NV 26,825 1,311
Sartorius Stedim Biotech 4,466 741
Straumann Holding AG 974 956
$ 3,770
Healthcare - Services - 1.35%
ICON PLC
( d)
10,518 1,812
Lonza Group AG
( d)
4,907 1,790
$ 3,602
Home Builders - 0.91%
Persimmon PLC 34,444 1,230
Taylor Wimpey PLC 467,381 1,199
$ 2,429

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.37%
Howden Joinery Group PLC 115,537 $ 1,029
Sony Corp 38,700 2,628
$ 3,657
Insurance - 8.66%
ASR Nederland NV 27,219 1,020
AXA SA 92,336 2,609
BB Seguridade Participacoes SA 153,631 1,440
Fairfax Financial Holdings Ltd 2,800 1,315
Hannover Rueck SE 10,029 1,934
IRB Brasil Resseguros S/A 70,200 680
Legal & General Group PLC 695,509 2,794
M&G PLC
( d)
222,912 700
NN Group NV 50,281 1,912
PICC Property & Casualty Co Ltd 692,000 834
Prudential PLC 111,815 2,142
Sompo Holdings Inc 31,900 1,253
Swiss Life Holding AG 4,699 2,357
Tokio Marine Holdings Inc 37,700 2,111
$ 23,101
Internet - 3.33%
Alibaba Group Holding Ltd ADR
(d)
23,072 4,894
Tencent Holdings Ltd 82,993 3,998
$ 8,892
Investment Companies - 0.61%
EXOR NV 9,174 711
Investor AB 16,826 919
$ 1,630
Machinery - Diversified - 0.95%
Keyence Corp 4,000 1,404
Miura Co Ltd 9,800 339
Valmet Oyj 33,058 793
$ 2,536
Metal Fabrication & Hardware - 0.22%
SKF AB 28,599 579
Mining - 1.54%
MMC Norilsk Nickel PJSC ADR 49,214 1,501
Newcrest Mining Ltd 30,534 645
Rio Tinto Ltd 27,753 1,963
$ 4,109
Oil & Gas - 4.88%
BP PLC 324,059 2,039
Canadian Natural Resources Ltd 35,400 1,145
LUKOIL PJSC ADR 15,701 1,564
Neste Oyj 68,247 2,375
Parkland Fuel Corp 15,500 570
Petrobras Distribuidora SA 90,700 678
PTT PCL 552,900 811
Reliance Industries Ltd 103,771 2,201
Suncor Energy Inc 49,900 1,635
$ 13,018
Pharmaceuticals - 5.09%
Merck KGaA 12,116 1,428
Novartis AG 43,951 4,162
Novo Nordisk A/S 40,249 2,332
Roche Holding AG 17,427 5,664
$ 13,586
Pipelines - 1.23%
Pembina Pipeline Corp 33,500 1,241
TC Energy Corp 38,300 2,040
$ 3,281
Private Equity - 2.98%
3i Group PLC 207,541 3,020
Brookfield Asset Management Inc 71,213 4,115
Intermediate Capital Group PLC 38,601 823
$ 7,958
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.40%
CK Asset Holdings Ltd 213,500 $ 1,541
PSP Swiss Property AG 6,440 889
Vonovia SE 24,305 1,305
$ 3,735
Retail - 4.59%
Alimentation Couche-Tard Inc 95,246 3,023
ANTA Sports Products Ltd 206,000 1,844
Grafton Group PLC 41,975 483
Hennes & Mauritz AB 76,194 1,554
Home Product Center PCL 1,333,500 711
JD Sports Fashion PLC 22,475 250
Li Ning Co Ltd 404,000 1,212
Pan Pacific International Holdings Corp 67,600 1,121
Wal-Mart de Mexico SAB de CV 495,022 1,421
WH Smith PLC 18,183 627
$ 12,246
Semiconductors - 6.93%
ASML Holding NV 9,717 2,877
NXP Semiconductors NV 16,005 2,037
Samsung Electronics Co Ltd 105,075 5,063
SK Hynix Inc 29,025 2,361
Taiwan Semiconductor Manufacturing Co Ltd 555,140 6,144
$ 18,482
Software - 1.68%
Capcom Co Ltd 30,500 844
Dassault Systemes SE 8,014 1,322
Nemetschek SE 9,246 609
SimCorp A/S 6,915 787
Tech Mahindra Ltd 85,498 913
$ 4,475
Telecommunications - 4.72%
China Mobile Ltd 209,500 1,770
Deutsche Telekom AG 93,801 1,533
Nice Ltd ADR
(d)
9,031 1,401
Nippon Telegraph & Telephone Corp 103,000 2,603
Orange SA 68,999 1,014
SoftBank Group Corp 55,100 2,392
Telefonaktiebolaget LM Ericsson 133,277 1,165
Telenor ASA 39,210 703
$ 12,581
Toys, Games & Hobbies - 0.66%
Nintendo Co Ltd 4,400 1,760
Transportation - 1.82%
Canadian National Railway Co 34,428 3,114
East Japan Railway Co 19,300 1,742
$ 4,856
TOTAL COMMON STOCKS $ 262,681
PREFERRED STOCKS - 0.41% Shares Held Value (000's)
Investment Companies - 0.41%
Itausa - Investimentos Itau SA 0.08% 317,046 $ 1,110
TOTAL PREFERRED STOCKS $ 1,110
Total Investments $ 266,161
Other Assets and Liabilities -  0.23% 607
TOTAL NET ASSETS - 100.00% $ 266,768
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.

Portfolio Summary  ( unaudited)
Location Percent
Japan 15.24%
United Kingdom 9.56%
Switzerland 9.34%
Canada 8.53%
France 6.40%
China 5.57%
Netherlands 4.65%
Korea, Republic Of 4.03%
India 3.67%
Germany 3.61%
Taiwan 3.27%
Denmark 2.42%
Australia 2.28%
Hong Kong 2.13%
Italy 2.08%
Sweden 1.99%
Brazil 1.92%
Israel 1.50%
Ireland 1.44%
Russian Federation 1.44%
Thailand 1.33%
Finland 1.19%
Spain 1.06%
Norway 1.00%
Singapore 0.93%
United States 0.89%
Mexico 0.80%
Peru 0.58%
Austria 0.48%
Hungary 0.29%
Portugal 0.15%
Other Assets and Liabilities
0.23%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,664 $ 44,150 $ 43,444 $ 2,370
$ 1,664 $ 44,150 $ 43,444 $ 2,370
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 35 $ — $ — $ —
$ 35 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 1.92% Shares Held Value (000's)
Money Market Funds - 1.92%
BlackRock Liquidity FedFund 1.53%
(a),(b)
8,588 $ 9
Principal Government Money Market Fund
1.41%
(a),(c)
14,848,183 14,848
$ 14,857
TOTAL INVESTMENT COMPANIES $ 14,857
COMMON STOCKS - 97.94% Shares Held Value (000's)
Aerospace & Defense - 0.34%
Boeing Co/The 8,107 2,641
Airlines - 1.69%
Delta Air Lines Inc 223,962 13,097
Apparel - 1.37%
VF Corp 106,499 10,614
Automobile Manufacturers - 1.52%
PACCAR Inc 148,820 11,772
Automobile Parts & Equipment - 1.68%
Magna International Inc 236,290 12,958
Banks - 10.76%
First Republic Bank/CA 100,582 11,813
JPMorgan Chase & Co 166,790 23,251
PNC Financial Services Group Inc/The 126,725 20,229
Truist Financial Corp 220,274 12,406
US Bancorp 261,003 15,475
$ 83,174
Beverages - 1.61%
Coca-Cola Co/The 224,891 12,448
Biotechnology - 0.60%
Corteva Inc 156,724 4,633
Chemicals - 2.95%
Air Products & Chemicals Inc 34,518 8,112
DuPont de Nemours Inc 105,582 6,778
PPG Industries Inc 59,595 7,955
$ 22,845
Computers - 1.70%
Apple Inc 44,756 13,142
Diversified Financial Services - 4.27%
BlackRock Inc 31,355 15,762
Discover Financial Services 203,758 17,283
$ 33,045
Electric - 6.31%
Eversource Energy 107,309 9,129
NextEra Energy Inc 39,463 9,556
Sempra Energy 75,900 11,497
WEC Energy Group Inc 100,443 9,264
Xcel Energy Inc 146,872 9,325
$ 48,771
Electronics - 0.86%
Honeywell International Inc 37,763 6,684
Food - 3.94%
Hormel Foods Corp 335,186 15,120
Tyson Foods Inc 168,424 15,333
$ 30,453
Healthcare - Products - 3.52%
Abbott Laboratories 149,271 12,966
Medtronic PLC 125,747 14,266
$ 27,232
Healthcare - Services - 1.74%
HCA Healthcare Inc 90,997 13,450
Insurance - 6.77%
Allstate Corp/The 97,935 11,013
Chubb Ltd 98,771 15,375
Fidelity National Financial Inc 324,721 14,726
Swiss Re AG ADR
(d)
400,224 11,254
$ 52,368
Machinery - Diversified - 1.61%
Deere & Co 72,034 12,481
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.02%
Walt Disney Co/The 107,796 $ 15,590
Miscellaneous Manufacturers - 2.31%
3M Co 30,253 5,337
Parker-Hannifin Corp 60,689 12,491
$ 17,828
Oil & Gas - 6.94%
Chevron Corp 77,192 9,302
Cimarex Energy Co 54,977 2,886
EOG Resources Inc 145,617 12,197
Exxon Mobil Corp 53,075 3,704
Marathon Petroleum Corp 227,288 13,694
Royal Dutch Shell PLC - B shares ADR 197,808 11,862
$ 53,645
Pharmaceuticals - 8.58%
Becton Dickinson and Co 38,586 10,494
Merck & Co Inc 187,548 17,057
Novartis AG ADR 119,611 11,326
Pfizer Inc 275,052 10,777
Roche Holding AG ADR 410,293 16,683
$ 66,337
Pipelines - 1.70%
Enterprise Products Partners LP 466,091 13,125
Private Equity - 1.89%
KKR & Co Inc 502,012 14,644
REITs - 4.82%
Alexandria Real Estate Equities Inc 75,364 12,177
Digital Realty Trust Inc 127,417 15,257
Realty Income Corp 133,256 9,812
$ 37,246
Retail - 2.96%
Costco Wholesale Corp 49,821 14,643
Starbucks Corp 94,096 8,273
$ 22,916
Semiconductors - 2.82%
Microchip Technology Inc 104,797 10,975
Taiwan Semiconductor Manufacturing Co Ltd
ADR
185,960 10,804
$ 21,779
Software - 3.18%
Fidelity National Information Services Inc 57,940 8,059
Microsoft Corp 57,785 9,113
SAP SE ADR 55,136 7,387
$ 24,559
Telecommunications - 4.02%
BCE Inc 314,424 14,574
Verizon Communications Inc 268,585 16,491
$ 31,065
Toys, Games & Hobbies - 2.17%
Hasbro Inc 158,533 16,743
Transportation - 1.29%
Union Pacific Corp 55,099 9,961
TOTAL COMMON STOCKS $ 757,246
Total Investments $ 772,103
Other Assets and Liabilities -  0.14% 1,082
TOTAL NET ASSETS - 100.00% $ 773,185
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Account
December 31, 2019
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.51%
Consumer, Non-cyclical 19.99%
Consumer, Cyclical 11.39%
Energy 8.64%
Technology 7.70%
Industrial 6.41%
Utilities 6.31%
Communications 6.04%
Basic Materials 2.95%
Money Market Funds 1.92%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 8,817 $ 133,762 $ 127,731 $ 14,848
$ 8,817 $ 133,762 $ 127,731 $ 14,848
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 24 2 $ — $ — $ —
$ 24 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 3.80% Shares Held Value (000's)
Money Market Funds - 3.80%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,513,784 $ 2,514
Principal Government Money Market Fund
1.41%
(a),(c)
6,645,514 6,646
$ 9,160
TOTAL INVESTMENT COMPANIES $ 9,160
BONDS - 27.90%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.11%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01 /10/2022 $ 267 $ 268
Commercial Mortgage Backed Securities - 13.20%
Bank 2019-BNK19
4.03%, 08 /15/2061
(d)
600 629
BANK 2019-BNK21
3.52%, 10 /17/2052 2,000 2,016
CD 2017-CD3 Mortgage Trust
3.98%, 02 /10/2050
(d)
1,000 1,051
COMM 2014-CCRE19 Mortgage Trust
4.75%, 08 /10/2047
(d)
600 632
COMM 2014-UBS5 Mortgage Trust
4.61%, 09 /10/2047
(d)
1,000 1,033
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05 /25/2022 1,100 1,109
2.65%, 08 /25/2026 1,595 1,634
3.19%, 09 /25/2027
(d)
1,330 1,406
3.30%, 04 /25/2023
(d)
1,300 1,351
3.46%, 08 /25/2023
(d)
1,200 1,256
3.53%, 10 /25/2023
(d)
870 914
3.60%, 01 /25/2028 1,330 1,443
3.65%, 02 /25/2028
(d)
700 761
3.90%, 04 /25/2028 1,120 1,238
4.06%, 10 /25/2028
(d)
1,300 1,454
Ginnie Mae
0.48%, 06 /16/2060
(d),(e)
6,842 365
0.54%, 10 /16/2054
(d),(e)
10,179 274
0.55%, 04 /16/2047
(d),(e)
9,110 293
0.57%, 12 /16/2059
(d),(e)
7,697 407
0.59%, 02 /16/2060
(d),(e)
11,220 648
0.59%, 03 /16/2060
(d),(e)
4,652 261
0.61%, 11 /16/2045
(d),(e)
15,128 489
0.70%, 11 /16/2052
(d),(e)
12,133 460
0.74%, 02 /16/2061
(d),(e)
3,482 254
0.79%, 09 /16/2053
(d),(e)
9,452 358
0.83%, 02 /16/2055
(d),(e)
21,563 619
0.84%, 02 /16/2053
(d),(e)
10,744 578
0.94%, 03 /16/2052
(d),(e)
10,089 555
2.60%, 05 /16/2059 668 666
2.60%, 03 /16/2060 1,147 1,144
GS Mortgage Securities Trust 2014-GC20
4.96%, 04 /10/2047
(d)
300 309
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08 /15/2046
(d),(f)
2,000 2,081
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12 /15/2046
(d)
1,800 1,954
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06 /15/2051
(d)
500 540
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08 /15/2050 600 604
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10 /15/2057
(d)
1,000 1,063
$ 31,849
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.31%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02 /25/2038
(d),(f)
$ 778 $ 752
Mortgage Backed Securities - 13.80%
EverBank Mortgage Loan Trust 18-1
3.50%, 02 /25/2048
(d),(f)
579 585
Fannie Mae Grantor Trust 2005-T1
2.14%, 05 /25/2035 204 203
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12 /25/2043
(d),(e)
1,438 223
Fannie Mae REMICS
2.18%, 06 /25/2045
(e)
3,679 194
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10 /25/2040
(e)
4,762 306
3.00%, 04 /25/2042 894 912
3.00%, 08 /25/2042 290 295
3.00%, 02 /25/2043 420 430
3.00%, 01 /25/2046 687 706
3.00%, 03 /25/2046 653 664
3.00%, 05 /25/2048 197 202
3.50%, 01 /25/2040
(e)
2,197 134
3.50%, 11 /25/2042 2,500 2,638
4.00%, 12 /25/2039
(e)
1,050 62
4.00%, 03 /25/2045 1,000 1,121
4.11%, 03 /25/2042
(e)
1,352 245
(1.00) x 1 Month USD LIBOR + 5.90%
4.21%, 10 /25/2046
(e)
699 149
(1.00) x 1 Month USD LIBOR + 6.00%
4.31%, 08 /25/2043
(e)
1,711 362
(1.00) x 1 Month USD LIBOR + 6.10%
4.41%, 06 /25/2048
(e)
1,704 373
(1.00) x 1 Month USD LIBOR + 6.20%
4.50%, 04 /25/2045
(e)
2,935 566
7.00%, 04 /25/2032 108 124
Freddie Mac REMICS
1.50%, 04 /15/2028 867 854
2.20%, 05 /15/2038
(e)
3,213 151
1.00 x 12-Month Treasury Avera ge Index
+ 0.00%
2.50%, 11 /15/2032 886 893
2.50%, 02 /15/2043 869 875
3.00%, 11 /15/2030
(e)
2,000 86
3.00%, 11 /15/2035 950 955
3.00%, 06 /15/2040 418 426
3.00%, 10 /15/2041 852 870
3.00%, 04 /15/2046 271 280
3.50%, 03 /15/2029 308 326
3.50%, 08 /15/2040
(e)
2,341 163
3.50%, 05 /15/2043 1,011 1,033
3.50%, 09 /15/2043 1,200 1,244
4.00%, 05 /15/2039 4,200 4,337
Ginnie Mae
3.50%, 12 /20/2034
(e)
228 1
3.50%, 05 /20/2039 73 73
3.50%, 10 /20/2044
(e)
4,772 594
3.50%, 11 /20/2045 930 955
4.00%, 02 /20/2044
(e)
3,019 381
4.00%, 04 /20/2044
(e)
1,549 182
4.00%, 01 /20/2046
(e)
1,572 164
4.34%, 06 /20/2046
(e)
688 131
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 12 /20/2043
(e)
1,521 336
(1.00) x 1 Month USD LIBOR + 6.14%
4.44%, 08 /20/2042
(e)
1,273 215
(1.00) x 1 Month USD LIBOR + 6.20%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.44%, 09 /20/2047
(e)
$ 780 $ 143
(1.00) x 1 Month USD LIBOR + 6.20%
4.51%, 08 /16/2045
(e)
487 96
(1.00) x 1 Month USD LIBOR + 6.25%
4.99%, 11 /20/2045
(e)
720 150
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(d),(f)
676 678
JP Morgan Mortgage Trust 2017-3
3.84%, 08 /25/2047
(d),(f)
566 586
JP Morgan Mortgage Trust 2018-8
4.00%, 01 /25/2049
(d),(f)
724 734
New Residential Mortgage Loan Trust 2014-1
5.00%, 01 /25/2054
(d),(f)
1,469 1,561
New Residential Mortgage Loan Trust 2015-2
5.53%, 08 /25/2055
(d),(f)
1,073 1,157
Sequoia Mortgage Trust 2013-2
3.64%, 02 /25/2043
(d)
702 717
Sequoia Mortgage Trust 2017-2
3.63%, 02 /25/2047
(d),(f)
466 475
Sequoia Mortgage Trust 2017-3
3.80%, 04 /25/2047
(d),(f)
467 476
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(d),(f)
516 516
$ 33,308
Other Asset Backed Securities - 0.48%
Chase Funding Trust Series 2004-1
2.25%, 12 /25/2033 97 94
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09 /15/2023 500 499
Towd Point Mortgage Trust
4.25%, 10 /25/2053
(d),(f)
550 570
$ 1,163
TOTAL BONDS $ 67,340
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69.76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.38%
2.00%, 10 /01/2031 $ 671 $ 667
2.50%, 02 /01/2028 609 619
3.00%, 02 /01/2027 215 221
3.00%, 01 /01/2031 516 535
3.00%, 01 /01/2033 894 924
3.00%, 03 /01/2037 384 393
3.00%, 08 /01/2042 684 706
3.00%, 10 /01/2042 505 520
3.00%, 10 /01/2042 962 992
3.00%, 10 /01/2042 1,041 1,078
3.00%, 05 /01/2043 679 700
3.00%, 10 /01/2046 739 765
3.00%, 01 /01/2047 956 990
3.50%, 02 /01/2032 1,038 1,087
3.50%, 04 /01/2042 1,470 1,549
3.50%, 05 /01/2042 548 580
3.50%, 07 /01/2042 2,003 2,113
3.50%, 02 /01/2044 793 834
3.50%, 08 /01/2045 823 878
3.50%, 07 /01/2046 667 710
3.50%, 01 /01/2047 1,819 1,930
3.50%, 01 /01/2048 977 1,042
3.50%, 04 /01/2049 2,009 2,120
4.00%, 07 /01/2042 729 795
4.00%, 01 /01/2043 922 988
4.00%, 04 /01/2043 1,201 1,310
4.00%, 06 /01/2043 1,155 1,237
4.00%, 10 /01/2045 1,130 1,230
4.00%, 08 /01/2047 1,384 1,507
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 01 /01/2048 $ 1,165 $ 1,273
4.00%, 06 /01/2048 1,340 1,453
4.23%, 09 /01/2032 13 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11 /01/2043 811 904
5.00%, 10 /01/2025 98 105
5.00%, 02 /01/2033 142 156
5.00%, 06 /01/2033 170 185
5.00%, 01 /01/2034 444 490
5.00%, 07 /01/2035 20 23
5.00%, 07 /01/2035 9 10
5.00%, 07 /01/2035 89 98
5.00%, 10 /01/2035 38 42
5.50%, 03 /01/2033 97 108
5.50%, 04 /01/2038 4 4
5.50%, 05 /01/2038 35 39
6.00%, 12 /01/2023 2 2
6.00%, 05 /01/2031 11 12
6.00%, 12 /01/2031 11 13
6.00%, 09 /01/2032 6 7
6.00%, 11 /01/2033 12 13
6.00%, 11 /01/2033 49 55
6.00%, 09 /01/2034 44 51
6.00%, 02 /01/2035 38 42
6.00%, 10 /01/2036 41 47
6.00%, 03 /01/2037 39 43
6.00%, 01 /01/2038 7 8
6.00%, 01 /01/2038 75 87
6.00%, 04 /01/2038 31 34
6.50%, 08 /01/2021 1 1
6.50%, 12 /01/2021 5 5
6.50%, 04 /01/2022 8 8
6.50%, 05 /01/2022 5 5
6.50%, 05 /01/2023 6 6
6.50%, 04 /01/2024 2 2
6.50%, 04 /01/2026 2 2
6.50%, 05 /01/2026 1 1
6.50%, 05 /01/2026 2 3
6.50%, 01 /01/2028 3 4
6.50%, 03 /01/2028 2 2
6.50%, 10 /01/2028 14 16
6.50%, 11 /01/2028 3 3
6.50%, 12 /01/2028 7 8
6.50%, 03 /01/2029 3 3
6.50%, 07 /01/2031 18 20
6.50%, 08 /01/2031 5 5
6.50%, 10 /01/2031 8 8
6.50%, 10 /01/2031 7 8
6.50%, 12 /01/2031 12 14
6.50%, 02 /01/2032 12 13
6.50%, 05 /01/2032 31 35
6.50%, 04 /01/2035 6 6
7.00%, 09 /01/2023 4 4
7.00%, 12 /01/2023 2 2
7.00%, 01 /01/2024 2 2
7.00%, 09 /01/2027 3 3
7.00%, 01 /01/2028 24 26
7.00%, 04 /01/2028 13 14
7.00%, 05 /01/2028 2 2
7.00%, 10 /01/2031 5 6
7.00%, 10 /01/2031 11 12
7.00%, 04 /01/2032 43 49
7.50%, 10 /01/2030 7 8
7.50%, 02 /01/2031 8 9
7.50%, 02 /01/2031 2 2
7.50%, 02 /01/2031 4 4
8.00%, 10 /01/2030 14 16

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.50%, 07 /01/2029 $ 16 $ 17
$ 34,692
Federal National Mortgage Association (FNMA) - 0.53%
3.00%, 04 /01/2043 862 880
3.61%, 12 /01/2033 81 84
1.00 x 12 Month USD LIBOR + 1.61%
4.56%, 07 /01/2034 15 16
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
4.77%, 12 /01/2032 11 12
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05 /01/2033 14 14
6.00%, 05 /01/2037 161 177
6.50%, 08 /01/2025 15 17
6.50%, 11 /01/2032 14 15
7.00%, 08 /01/2028 14 16
7.00%, 12 /01/2028 11 13
7.50%, 11 /01/2029 12 12
8.00%, 05 /01/2027 7 7
8.00%, 09 /01/2027 1 1
8.50%, 10 /01/2027 24 24
$ 1,288
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 37.84%
2.00%, 02 /01/2032 406 403
2.50%, 06 /01/2027 976 990
2.50%, 08 /01/2028 662 673
2.50%, 12 /01/2031 787 799
2.50%, 09 /01/2032 536 545
3.00%, 05 /01/2029 764 791
3.00%, 08 /01/2031 1,422 1,473
3.00%, 10 /01/2036 584 603
3.00%, 10 /01/2042 1,416 1,462
3.00%, 11 /01/2042 1,541 1,591
3.00%, 12 /01/2042 1,379 1,424
3.00%, 02 /01/2043 1,009 1,044
3.00%, 06 /01/2043 1,722 1,777
3.00%, 08 /01/2043 1,197 1,235
3.00%, 09 /01/2046 1,420 1,467
3.00%, 10 /01/2046 978 1,006
3.00%, 11 /01/2046 1,479 1,530
3.00%, 01 /01/2047 951 984
3.00%, 01 /01/2047 918 950
3.00%, 12 /01/2049 1,440 1,463
3.50%, 08 /01/2031 726 762
3.50%, 02 /01/2033 1,142 1,198
3.50%, 09 /01/2033 1,598 1,676
3.50%, 06 /01/2039 598 624
3.50%, 02 /01/2042 1,076 1,153
3.50%, 09 /01/2042 1,780 1,895
3.50%, 11 /01/2042 1,188 1,264
3.50%, 12 /01/2042 1,296 1,382
3.50%, 02 /01/2043 464 497
3.50%, 09 /01/2044 1,830 1,961
3.50%, 10 /01/2044 583 625
3.50%, 11 /01/2044 559 599
3.50%, 03 /01/2045 567 604
3.50%, 03 /01/2045 1,349 1,427
3.50%, 06 /01/2045 935 1,002
3.50%, 09 /01/2045 827 881
3.50%, 10 /01/2045 642 689
3.50%, 11 /01/2045 638 680
3.50%, 01 /01/2046 644 690
3.50%, 03 /01/2046 457 490
3.50%, 04 /01/2046 987 1,058
3.50%, 03 /01/2047 970 1,040
3.50%, 10 /01/2047 710 761
3.50%, 11 /01/2048 1,954 2,085
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05 /01/2049 $ 928 $ 986
4.00%, 01 /01/2034 483 515
4.00%, 10 /01/2037 875 927
4.00%, 02 /01/2041 1,305 1,406
4.00%, 02 /01/2042 780 844
4.00%, 08 /01/2043 451 491
4.00%, 10 /01/2043 366 391
4.00%, 04 /01/2044 301 328
4.00%, 08 /01/2044 500 546
4.00%, 10 /01/2044 1,506 1,611
4.00%, 11 /01/2044 486 533
4.00%, 12 /01/2044 807 885
4.00%, 02 /01/2045 838 920
4.00%, 08 /01/2045 781 857
4.00%, 09 /01/2045 1,783 1,957
4.00%, 05 /01/2046 1,466 1,595
4.00%, 07 /01/2046 673 739
4.00%, 08 /01/2046 1,537 1,652
4.00%, 07 /01/2047 1,003 1,100
4.00%, 10 /01/2047 892 970
4.00%, 12 /01/2047 812 889
4.00%, 03 /01/2049 1,018 1,109
4.00%, 07 /01/2049 1,967 2,128
4.00%, 07 /01/2049 1,934 2,091
4.50%, 08/01/2039 1,549 1,706
4.50%, 03 /01/2042 390 434
4.50%, 09 /01/2043 1,600 1,784
4.50%, 10 /01/2043 855 954
4.50%, 11 /01/2043 958 1,068
4.50%, 09 /01/2045 695 771
4.50%, 10 /01/2045 897 1,000
4.50%, 11 /01/2045 1,323 1,466
4.50%, 08 /01/2048 972 1,075
4.50%, 09 /01/2048 1,754 1,949
4.50%, 12 /01/2048 1,324 1,450
5.00%, 05 /01/2033 1,055 1,167
5.00%, 04 /01/2035 102 113
5.00%, 04 /01/2035 80 89
5.00%, 07 /01/2035 5 5
5.00%, 02 /01/2038 345 384
5.00%, 02 /01/2040 1,211 1,359
5.00%, 07 /01/2041 958 1,075
5.50%, 05 /01/2024 6 6
5.50%, 06 /01/2033 52 58
5.50%, 02 /01/2037 3 4
5.50%, 03 /01/2038 92 103
6.00%, 06 /01/2022 8 9
6.00%, 11 /01/2028 12 13
6.00%, 12 /01/2031 5 6
6.00%, 01 /01/2033 44 50
6.00%, 07 /01/2037 121 138
6.00%, 11 /01/2037 3 3
6.00%, 12 /01/2037 8 8
6.00%, 03 /01/2038 54 62
6.50%, 11 /01/2023 15 16
6.50%, 05 /01/2024 5 5
6.50%, 09 /01/2024 7 7
6.50%, 07 /01/2025 9 10
6.50%, 02 /01/2026 3 3
6.50%, 03 /01/2026 1 1
6.50%, 05 /01/2026 2 3
6.50%, 06 /01/2026 1 1
6.50%, 07 /01/2028 9 10
6.50%, 09 /01/2028 15 17
6.50%, 02 /01/2029 2 2
6.50%, 03 /01/2029 5 5
6.50%, 04 /01/2029 4 5

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 06 /01/2031 $ 10 $ 11
6.50%, 06 /01/2031 9 10
6.50%, 01 /01/2032 4 4
6.50%, 04 /01/2032 12 14
6.50%, 08 /01/2032 8 9
6.50%, 02 /01/2033 9 9
6.50%, 12 /01/2036 32 37
6.50%, 07 /01/2037 25 29
6.50%, 07 /01/2037 14 15
6.50%, 02 /01/2038 26 30
7.00%, 10 /01/2029 12 14
7.00%, 05 /01/2031 4 4
7.00%, 11 /01/2031 19 21
8.00%, 06 /01/2030 2 2
$ 91,326
Government National Mortgage Association (GNMA) - 8.81%
3.00%, 11 /15/2042 818 843
3.00%, 12 /15/2042 1,532 1,580
3.00%, 02 /15/2043 1,346 1,395
3.00%, 05 /15/2043 1,848 1,912
3.00%, 12 /20/2046 1,170 1,208
3.00%, 07 /20/2047 2,248 2,319
3.50%, 01 /15/2043 1,117 1,187
3.50%, 05 /15/2043 1,255 1,332
3.50%, 06 /20/2043 744 788
3.50%, 04 /20/2045 707 740
3.50%, 06 /20/2046 102 106
3.50%, 02 /20/2047 771 816
3.50%, 04 /20/2047 1,833 1,907
3.50%, 05 /20/2047 913 963
3.50%, 11 /20/2047 704 735
4.00%, 08 /15/2041 916 990
4.00%, 07 /20/2047 853 894
4.50%, 07 /15/2040 468 511
5.00%, 09 /15/2033 5 5
5.00%, 02 /15/2034 267 295
5.00%, 09 /15/2039 34 38
5.50%, 11 /15/2033 22 23
5.50%, 05 /20/2035 114 127
5.50%, 03 /15/2039 85 91
6.00%, 04 /20/2026 4 4
6.00%, 05 /20/2026 3 3
6.00%, 03 /20/2028 2 2
6.00%, 06 /20/2028 12 14
6.00%, 07 /20/2028 6 7
6.00%, 02 /20/2029 6 7
6.00%, 03 /20/2029 13 15
6.00%, 07 /20/2029 14 15
6.00%, 07 /20/2033 102 117
6.50%, 12 /20/2025 7 8
6.50%, 02 /20/2026 5 5
6.50%, 03 /20/2031 9 11
6.50%, 04 /20/2031 10 12
7.00%, 01 /15/2028 2 3
7.00%, 01 /15/2028 4 4
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 1 1
7.00%, 03 /15/2028 54 55
7.00%, 05 /15/2028 5 5
7.00%, 01 /15/2029 11 12
7.00%, 03 /15/2029 4 4
7.00%, 05 /15/2031 7 8
7.00%, 09 /15/2031 29 33
7.00%, 06 /15/2032 84 92
7.50%, 04 /15/2023 5 5
7.50%, 09 /15/2023 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.50%, 09 /15/2023 $ 1 $ 1
7.50%, 10 /15/2023 3 3
7.50%, 11 /15/2023 2 2
8.00%, 07 /15/2026 1 1
8.00%, 08 /15/2026 2 2
8.00%, 01 /15/2027 1 1
8.00%, 02 /15/2027 1 1
$ 21,261
U.S. Treasury - 7.25%
1.13%, 03 /31/2020 2,200 2,197
1.25%, 01 /31/2020 2,400 2,399
1.25%, 02 /29/2020
(g)
2,300 2,298
2.13%, 12 /31/2022 2,400 2,437
3.13%, 05 /15/2021 2,500 2,551
4.50%, 02 /15/2036 1,000 1,328
5.25%, 11 /15/2028 1,000 1,274
6.25%, 08 /15/2023 2,600 3,020
$ 17,504
U.S. Treasury Strip - 0.95%
0.00%, 05 /15/2020
(g),(h),( i )
2,300 2,28 7
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 168,35 8
Total Investments $ 244,85 8
Other Assets and Liabilities -  (1.46)% (3,52 6 )
TOTAL NET ASSETS - 100.00% $ 241,332
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,514 or
1.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,171 or 4.21% of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
( i ) Security is a Principal Only Strip.
Portfolio Summary  ( unaudited)
Sector Percent
Mortgage Securities 88.56%
Government 8.20%
Money Market Funds 3.80%
Asset Backed Securities 0.90%
Other Assets and Liabilities
(1.46)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,278 $ 71,138 $ 65,770 $ 6,646
$ 1,278 $ 71,138 $ 65,770 $ 6,646
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 9 3 $ — $ — $ —
$ 9 3 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Short 44 $ 5,651 $ 54
US Long Bond; March 2020 Short 6 935 21
US Ultra Bond; March 2020 Short 19 3,451 110
Total $ 185
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 0.71% Shares Held Value (000's)
Money Market Funds - 0.71%
Principal Government Money Market Fund
1.41%
(a),(b)
637,471 $ 637
TOTAL INVESTMENT COMPANIES $ 637
COMMON STOCKS - 96.48% Shares Held Value (000's)
Aerospace & Defense - 0.24%
Hanwha Aerospace Co Ltd
( c)
7,062 214
Agriculture - 0.88%
KT&G Corp 9,714 786
Apparel - 0.49%
Fila Korea Ltd 9,559 437
Automobile Manufacturers - 2.11%
Hyundai Motor Co 9,254 964
Kia Motors Corp 24,324 929
$ 1,893
Banks - 11.88%
Axis Bank Ltd 73,462 777
Banco do Brasil SA 62,000 814
Banco Santander Brasil SA 33,100 407
Bangkok Bank PCL 58,900 313
Bank Rakyat Indonesia Persero Tbk PT 2,142,100 678
Credicorp Ltd 4,688 999
First Abu Dhabi Bank PJSC 172,932 715
Grupo Financiero Banorte SAB de CV 129,500 723
HDFC Bank Ltd 42,262 754
ICICI Bank Ltd 110,763 840
OTP Bank Nyrt 24,121 1,263
PT Bank Central Asia Tbk 390,900 940
Sberbank of Russia PJSC ADR 34,216 564
Shinhan Financial Group Co Ltd 23,195 870
$ 10,657
Beverages - 1.40%
Kweichow Moutai Co Ltd 1,996 340
Thai Beverage PCL 1,386,800 918
$ 1,258
Building Materials - 2.33%
Anhui Conch Cement Co Ltd 104,595 824
China Lesso Group Holdings Ltd 165,000 212
Huaxin Cement Co Ltd 154,875 588
UltraTech Cement Ltd 8,276 469
$ 2,093
Chemicals - 0.57%
UPL Ltd 62,689 513
Coal - 0.29%
Exxaro Resources Ltd 27,878 261
Commercial Services - 0.90%
New Oriental Education & Technology Group Inc
ADR
(c)
6,655 807
Computers - 0.44%
Wipro Ltd 114,670 395
Cosmetics & Personal Care - 0.31%
Colgate-Palmolive India Ltd 13,610 279
Diversified Financial Services - 4.84%
Bajaj Finance Ltd 12,246 727
CTBC Financial Holding Co Ltd 790,000 591
Housing Development Finance Corp Ltd 52,992 1,792
Muthoot Finance Ltd 43,693 466
Tisco Financial Group PCL 230,900 764
$ 4,340
Electrical Components & Equipment - 0.48%
Delta Electronics Inc 85,000 430
Electronics - 0.56%
Taiwan Union Technology Corp 101,000 500
Engineering & Construction - 1.20%
Daelim Industrial Co Ltd 3,522 275
Larsen & Toubro Ltd 43,849 798
$ 1,073
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 2.33%
Indofood Sukses Makmur Tbk PT 499,600 $ 285
Nestle India Ltd 1,520 315
Uni-President Enterprises Corp 340,000 843
X5 Retail Group NV 18,859 651
$ 2,094
Forest Products & Paper - 0.31%
Mondi PLC 11,975 281
Gas - 0.75%
ENN Energy Holdings Ltd 61,500 672
Insurance - 6.67%
AIA Group Ltd 44,600 469
BB Seguridade Participacoes SA 41,300 387
IRB Brasil Resseguros S/A 95,700 927
PICC Property & Casualty Co Ltd 986,000 1,188
Ping An Insurance Group Co of China Ltd 191,000 2,260
Powszechny Zaklad Ubezpieczen SA 70,965 750
$ 5,981
Internet - 18.51%
AfreecaTV Co Ltd 4,514 269
Alibaba Group Holding Ltd ADR
(c)
29,161 6,185
JD.com Inc ADR
(c)
33,289 1,173
Just Dial Ltd
( c)
53,405 427
Meituan Dianping
( c)
56,000 732
MercadoLibre Inc
( c)
763 436
Naspers Ltd 8,325 1,362
Tencent Holdings Ltd 98,700 4,755
Vipshop Holdings Ltd ADR
(c)
89,602 1,270
$ 16,609
Iron & Steel - 2.11%
Eregli Demir ve Celik Fabrikalari TAS 224,981 342
Kumba Iron Ore Ltd 9,566 285
Severstal PJSC 41,664 630
Vale SA 48,421 641
$ 1,898
Mining - 1.42%
Impala Platinum Holdings Ltd
( c)
26,202 268
MMC Norilsk Nickel PJSC ADR 33,000 1,006
$ 1,274
Miscellaneous Manufacturers - 1.30%
Largan Precision Co Ltd 7,000 1,169
Oil & Gas - 8.77%
China Petroleum & Chemical Corp 1,098,000 661
CNOOC Ltd 461,000 767
Gazprom PJSC ADR 151,364 1,249
LUKOIL PJSC ADR 20,139 2,006
Petrobras Distribuidora SA 117,200 876
Petroleo Brasileiro SA 39,000 310
PTT Exploration & Production PCL 87,200 362
Reliance Industries Ltd 77,079 1,635
$ 7,866
Pharmaceuticals - 0.52%
China National Accord Medicines Corp Ltd 72,197 470
Pipelines - 0.60%
Petronet LNG Ltd 143,661 539
Real Estate - 2.49%
Shimao Property Holdings Ltd 198,000 767
Sunac China Holdings Ltd 246,000 1,469
$ 2,236
Retail - 3.89%
ANTA Sports Products Ltd 107,000 958
Home Product Center PCL 1,034,400 552
Lojas Renner SA 46,550 650
Wal-Mart de Mexico SAB de CV 463,700 1,331
$ 3,491

Schedule of Investments
International Emerging Markets Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 13.51%
Realtek Semiconductor Corp
( c)
39,000 $ 307
Samsung Electronics Co Ltd 96,940 4,671
SK Hynix Inc 20,979 1,706
Taiwan Semiconductor Manufacturing Co Ltd 491,164 5,436
$ 12,120
Software - 1.31%
NetEase Inc ADR 3,832 1,175
Telecommunications - 1.57%
Accton Technology Corp 60,000 337
China Mobile Ltd 102,000 862
KT Corp 9,162 214
$ 1,413
Transportation - 0.77%
Hyundai Glovis Co Ltd 5,624 694
Water - 0.73%
Guangdong Investment Ltd 312,000 653
TOTAL COMMON STOCKS $ 86,571
PREFERRED STOCKS - 2.27% Shares Held Value (000's)
Banks - 1.13%
Banco Bradesco SA 0.19% 112,460 $ 1,011
Oil & Gas - 1.14%
Petroleo Brasileiro SA 0.02% 136,800 1,027
TOTAL PREFERRED STOCKS $ 2,038
Total Investments $ 89,246
Other Assets and Liabilities -  0.54% 483
TOTAL NET ASSETS - 100.00% $ 89,729
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 29.54%
Korea, Republic Of 13.42%
India 11.96%
Taiwan 10.71%
Brazil 7.85%
Russian Federation 6.80%
Thailand 3.24%
Hong Kong 3.06%
South Africa 2.43%
Mexico 2.28%
Indonesia 2.12%
Hungary 1.41%
Peru 1.11%
Poland 0.84%
United Arab Emirates 0.80%
United States 0.71%
Argentina 0.49%
Turkey 0.38%
United Kingdom 0.31%
Other Assets and Liabilities
0.54%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 2,711 $ 36,692 $ 38,766 $ 637
$ 2,711 $ 36,692 $ 38,766 $ 637
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 24 $ — $ — $ —
$ 24 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 1.30% Shares Held Value (000's)
Money Market Funds - 1.21%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,023,382 $ 1,023
Principal Government Money Market Fund
1.41%
(a),(c)
5,082,603 5,083
$ 6,106
Principal Exchange-Traded Funds - 0.09%
Principal Millennials Index ETF
( c),(d)
4,789 199
Principal Price Setters Index ETF
( c),(d)
1,616 66
Principal Sustainable Momentum Index ETF
( c)
749 21
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
5,280 166
$ 452
TOTAL INVESTMENT COMPANIES $ 6,558
COMMON STOCKS - 97.81% Shares Held Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The 306 7
Omnicom Group Inc 401 33
Trade Desk Inc/ The
( e)
132 34
$ 74
Aerospace & Defense - 2.91%
Boeing Co/The 31,073 10,122
General Dynamics Corp 182 32
HEICO Corp 153 17
HEICO Corp - Class A 279 25
L3Harris Technologies Inc 18,612 3,683
Lockheed Martin Corp 832 324
Northrop Grumman Corp 562 193
Raytheon Co 658 145
Spirit AeroSystems Holdings Inc 317 23
TransDigm Group Inc 128 72
$ 14,636
Agriculture - 0.20%
Altria Group Inc 3,740 187
Philip Morris International Inc 9,501 808
$ 995
Airlines - 0.02%
Alaska Air Group Inc 221 15
Delta Air Lines Inc 763 45
Southwest Airlines Co 955 51
United Airlines Holdings Inc
( e)
194 17
$ 128
Apparel - 0.52%
Carter's Inc 103 11
Columbia Sportswear Co 116 12
Hanesbrands Inc 985 15
NIKE Inc 24,208 2,452
Skechers U.S.A. Inc
( e)
235 10
VF Corp 988 99
$ 2,599
Automobile Manufacturers - 0.03%
Tesla Inc
( e)
319 133
Automobile Parts & Equipment - 0.66%
Allison Transmission Holdings Inc 423 20
Aptiv PLC 34,316 3,259
WABCO Holdings Inc
( e)
153 21
$ 3,300
Banks - 0.01%
CIT Group Inc 81 4
Comerica Inc 67 5
Prosperity Bancshares Inc 48 4
Signature Bank/New York NY 98 13
SVB Financial Group
( e)
20 5
Synovus Financial Corp 102 4
Western Alliance Bancorp 76 4
$ 39
Beverages - 1.39%
Brown-Forman Corp - A Shares 182 12
Brown-Forman Corp - B Shares 86,940 5,877
Coca-Cola Co/The 8,674 480
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Monster Beverage Corp
( e)
1,209 $ 77
PepsiCo Inc 3,881 530
$ 6,976
Biotechnology - 2.29%
Alexion Pharmaceuticals Inc
( e)
9,129 987
Alnylam Pharmaceuticals Inc
( e)
272 31
Amgen Inc 1,696 409
Biogen Inc
( e)
194 58
BioMarin Pharmaceutical Inc
( e)
548 46
Exact Sciences Corp
( e)
427 39
Exelixis Inc
( e)
426 8
Gilead Sciences Inc 561 36
Illumina Inc
( e)
17,652 5,855
Incyte Corp
( e)
545 48
Ionis Pharmaceuticals Inc
( e)
391 24
Moderna Inc
( e)
640 13
Regeneron Pharmaceuticals Inc
( e)
50 19
Sage Therapeutics Inc
( e)
176 13
Seattle Genetics Inc
( e)
352 40
Vertex Pharmaceuticals Inc
( e)
17,645 3,864
$ 11,490
Building Materials - 0.03%
Armstrong World Industries Inc 194 18
Fortune Brands Home & Security Inc 202 13
Lennox International Inc 110 27
Martin Marietta Materials Inc 68 19
Vulcan Materials Co 383 55
$ 132
Chemicals - 1.71%
Air Products & Chemicals Inc 70 16
Axalta Coating Systems Ltd
( e)
313 10
CF Industries Holdings Inc 127 6
Ecolab Inc 573 111
NewMarket Corp 29 14
PPG Industries Inc 401 54
RPM International Inc 119 9
Sherwin-Williams Co/The 14,333 8,363
$ 8,583
Commercial Services - 5.16%
Automatic Data Processing Inc 989 169
Avalara Inc
( e)
179 13
Booz Allen Hamilton Holding Corp 499 35
Bright Horizons Family Solutions Inc
( e)
205 31
Cintas Corp 24,920 6,706
CoreLogic Inc/United States 155 7
CoStar Group Inc
( e)
2,774 1,660
Equifax Inc 337 47
Euronet Worldwide Inc
( e)
190 30
FleetCor Technologies Inc
( e)
280 81
Gartner Inc
( e)
295 45
Global Payments Inc 33,538 6,123
Grand Canyon Education Inc
( e)
53 5
H&R Block Inc 276 6
IHS Markit Ltd
( e)
830 63
MarketAxess Holdings Inc 115 44
Moody's Corp 373 89
Morningstar Inc 78 12
Paylocity Holding Corp
( e)
136 16
PayPal Holdings Inc
( e)
94,571 10,229
Robert Half International Inc 408 26
Rollins Inc 522 17
S&P Global Inc 826 225
Sabre Corp 412 9
Service Corp International/US 288 13
ServiceMaster Global Holdings Inc
( e)
148 6
Square Inc
( e)
1,076 67
TransUnion 627 54
Verisk Analytics Inc 521 78

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
( e)
152 $ 32
$ 25,938
Computers - 3.85%
Accenture PLC - Class A 2,436 513
Apple Inc 40,681 11,946
Cognizant Technology Solutions Corp 1,528 95
Dell Technologies Inc
( e)
424 22
EPAM Systems Inc
( e)
184 39
Fortinet Inc
( e)
493 53
Genpact Ltd 147,165 6,205
HP Inc 5,783 119
International Business Machines Corp 2,278 305
NCR Corp
( e)
505 18
NetApp Inc 819 51
$ 19,366
Consumer Products - 0.03%
Avery Dennison Corp 264 35
Church & Dwight Co Inc 779 55
Clorox Co/The 328 50
$ 140
Cosmetics & Personal Care - 1.44%
Estee Lauder Cos Inc/The 34,819 7,191
Procter & Gamble Co/The 326 41
$ 7,232
Distribution & Wholesale - 0.04%
Copart Inc
( e)
660 60
Fastenal Co 1,673 62
LKQ Corp
( e)
286 10
Pool Corp 138 29
WW Grainger Inc 145 49
$ 210
Diversified Financial Services - 5.41%
Alliance Data Systems Corp 60 7
American Express Co 1,341 167
Ameriprise Financial Inc 75 13
Cboe Global Markets Inc 112 13
Charles Schwab Corp/The 31,884 1,517
Credit Acceptance Corp
( e)
30 13
Discover Financial Services 367 31
Evercore Inc - Class A 70 5
Intercontinental Exchange Inc 15,610 1,445
Lazard Ltd 173 7
LPL Financial Holdings Inc 271 25
Mastercard Inc 3,072 917
Raymond James Financial Inc 121 11
SEI Investments Co 211 14
Synchrony Financial 613 22
T Rowe Price Group Inc 216 26
TD Ameritrade Holding Corp 18,179 904
Visa Inc 116,079 21,811
Western Union Co/The 499 13
XP Inc
( e)
6,154 237
$ 27,198
Electric - 0.94%
NextEra Energy Inc 12,592 3,049
Sempra Energy 11,029 1,671
$ 4,720
Electrical Components & Equipment - 0.02%
AMETEK Inc 603 60
Emerson Electric Co 138 11
Hubbell Inc 121 18
Universal Display Corp 146 30
$ 119
Electronics - 4.39%
Agilent Technologies Inc 149 13
Allegion PLC 256 32
Amphenol Corp 57,986 6,276
FLIR Systems Inc 117 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Fortive Corp 83,420 $ 6,372
Honeywell International Inc 7,332 1,298
Jabil Inc 257 11
Keysight Technologies Inc
( e)
611 63
Mettler-Toledo International Inc
( e)
80 63
National Instruments Corp 119 5
PerkinElmer Inc 121 12
Roper Technologies Inc 22,096 7,827
Sensata Technologies Holding PLC
( e)
261 14
Trimble Inc
( e)
264 11
Waters Corp
( e)
217 51
Woodward Inc 172 20
$ 22,074
Entertainment - 0.01%
Live Nation Entertainment Inc
( e)
438 31
Six Flags Entertainment Corp 91 4
Vail Resorts Inc 125 30
$ 65
Environmental Control - 0.03%
Republic Services Inc 106 9
Waste Management Inc 1,243 142
$ 151
Food - 0.07%
Campbell Soup Co 346 17
Hershey Co/The 405 60
Kellogg Co 322 22
Lamb Weston Holdings Inc 138 12
McCormick & Co Inc/MD 249 42
Pilgrim's Pride Corp
( e)
154 5
Post Holdings Inc
( e)
112 12
Sprouts Farmers Market Inc
( e)
357 7
Sysco Corp 1,972 169
TreeHouse Foods Inc
( e)
82 4
$ 350
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 207 20
Healthcare - Products - 8.06%
Abbott Laboratories 1,697 147
Align Technology Inc
( e)
249 69
Avantor Inc
( e)
78,469 1,424
Baxter International Inc 515 43
Bio-Techne Corp 124 27
Boston Scientific Corp
( e)
3,157 143
Bruker Corp 375 19
Cantel Medical Corp 112 8
Cooper Cos Inc/The 37 12
Danaher Corp 39,189 6,015
Edwards Lifesciences Corp
( e)
24,147 5,634
Henry Schein Inc
( e)
143 9
Hill-Rom Holdings Inc 146 16
Hologic Inc
( e)
746 39
ICU Medical Inc
( e)
33 6
IDEXX Laboratories Inc
( e)
273 71
Intuitive Surgical Inc
( e)
20,947 12,383
Masimo Corp
( e)
163 26
Penumbra Inc
( e)
104 17
ResMed Inc 457 71
STERIS PLC 51 8
Stryker Corp 24,452 5,134
Teleflex Inc 151 57
Thermo Fisher Scientific Inc 27,943 9,077
Varian Medical Systems Inc
( e)
308 44
West Pharmaceutical Services Inc 197 30
$ 40,529
Healthcare - Services - 2.41%
Anthem Inc 448 135
Centene Corp
( e)
25,778 1,621
Charles River Laboratories International Inc
( e)
177 27

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Chemed Corp 58 $ 25
Encompass Health Corp 210 15
HCA Healthcare Inc 28,050 4,146
Humana Inc 3,812 1,397
IQVIA Holdings Inc
( e)
260 40
Laboratory Corp of America Holdings
( e)
52 9
Molina Healthcare Inc
( e)
184 25
UnitedHealth Group Inc 15,798 4,645
WellCare Health Plans Inc
( e)
153 50
$ 12,135
Home Builders - 0.01%
Lennar Corp - A Shares 423 23
Lennar Corp - B Shares 129 6
NVR Inc
( e)
11 42
$ 71
Home Furnishings - 0.00%
Dolby Laboratories Inc 109 8
Tempur Sealy International Inc
( e)
178 15
$ 23
Housewares - 0.01%
Scotts Miracle-Gro Co/The 143 15
Toro Co/The 379 30
$ 45
Insurance - 0.10%
Alleghany Corp
( e)
5 4
Aon PLC 531 111
Arch Capital Group Ltd
( e)
244 10
Arthur J Gallagher & Co 138 13
Athene Holding Ltd
( e)
234 11
Axis Capital Holdings Ltd 65 4
Brown & Brown Inc 97 4
Erie Indemnity Co 63 10
Everest Re Group Ltd 47 13
Kemper Corp 70 5
Markel Corp
( e)
3 3
Marsh & McLennan Cos Inc 1,557 173
Primerica Inc 96 13
Progressive Corp/The 895 65
RenaissanceRe Holdings Ltd 62 12
Travelers Cos Inc/The 311 43
Voya Financial Inc 74 5
$ 499
Internet - 20.75%
Alibaba Group Holding Ltd ADR
(e)
51,770 10,980
Alphabet Inc - A Shares
( e)
10,037 13,443
Alphabet Inc - C Shares
( e)
10,737 14,356
Amazon.com Inc
( e)
15,464 28,576
Anaplan Inc
( e)
293 15
Booking Holdings Inc
( e)
4,198 8,621
CDW Corp/DE 485 69
eBay Inc 2,558 92
Expedia Group Inc 394 43
F5 Networks Inc
( e)
205 29
Facebook Inc
( e)
61,257 12,573
FireEye Inc
( e)
715 12
GoDaddy Inc
( e)
591 40
IAC/ InterActiveCorp
( e)
8,418 2,097
Match Group Inc
( d),(e)
219 18
Netflix Inc
( e)
10,290 3,330
Okta Inc
( e)
4,781 551
Palo Alto Networks Inc
( e)
302 70
Proofpoint Inc
( e)
196 23
RingCentral Inc
( e)
237 40
Spotify Technology SA
( e)
16,601 2,483
Tencent Holdings Ltd ADR 112,363 5,395
Tencent Music Entertainment Group ADR
(e)
76,275 895
TripAdvisor Inc 397 12
Twitter Inc
( e)
2,380 76
Uber Technologies Inc
( e)
13,831 411
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
VeriSign Inc
( e)
249 $ 48
$ 104,298
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
( e)
212 12
Planet Fitness Inc
( e)
303 23
Polaris Inc 188 19
$ 54
Lodging - 0.63%
Choice Hotels International Inc
( d)
103 11
Hilton Worldwide Holdings Inc 18,141 2,011
Las Vegas Sands Corp 5,396 373
Marriott International Inc/MD 907 137
MGM Resorts International 258 9
Wyndham Hotels & Resorts Inc 161 10
Wynn Resorts Ltd 4,407 612
$ 3,163
Machinery - Construction & Mining - 0.75%
BWX Technologies Inc 60,279 3,742
Caterpillar Inc 96 14
$ 3,756
Machinery - Diversified - 0.04%
Deere & Co 78 14
Dover Corp 235 27
Graco Inc 590 31
IDEX Corp 142 24
Nordson Corp 184 30
Rockwell Automation Inc 374 76
$ 202
Media - 0.15%
Altice USA Inc
( e)
1,026 28
AMC Networks Inc
( e)
214 8
Cable One Inc 15 22
Charter Communications Inc
( e)
213 103
Comcast Corp - Class A 10,204 459
Fox Corp - A Shares 221 8
Fox Corp - B Shares 176 6
New York Times Co/The 179 6
Nexstar Media Group Inc 132 16
Sinclair Broadcast Group Inc 286 10
Sirius XM Holdings Inc 4,770 34
ViacomCBS Inc 971 41
$ 741
Mining - 0.00%
Southern Copper Corp 278 12
Miscellaneous Manufacturers - 0.12%
3M Co 973 172
AO Smith Corp 149 7
AptarGroup Inc 108 12
Carlisle Cos Inc 177 29
Donaldson Co Inc 438 25
Hexcel Corp 295 22
Illinois Tool Works Inc 1,146 206
Ingersoll-Rand PLC 897 119
$ 592
Office & Business Equipment - 0.01%
Zebra Technologies Corp
( e)
183 47
Oil & Gas - 0.28%
Cabot Oil & Gas Corp 905 16
Concho Resources Inc 15,448 1,353
Parsley Energy Inc 637 12
Pioneer Natural Resources Co 233 35
$ 1,416
Packaging & Containers - 0.02%
Ball Corp 1,047 68
Berry Global Group Inc
( e)
232 11
Crown Holdings Inc
( e)
266 19
$ 98

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5.70%
AbbVie Inc 4,549 $ 403
Agios Pharmaceuticals Inc
( e)
21 1
AmerisourceBergen Corp 519 44
Becton Dickinson and Co 15,264 4,151
Bristol-Myers Squibb Co 5,292 340
Cigna Corp 23,302 4,765
DexCom Inc
( e)
33,913 7,418
Eli Lilly & Co 1,957 257
Herbalife Nutrition Ltd
( e)
116 5
Horizon Therapeutics Plc
( e)
155 6
Jazz Pharmaceuticals PLC
( e)
182 27
Johnson & Johnson 1,686 246
McKesson Corp 94 13
Merck & Co Inc 8,214 747
Neurocrine Biosciences Inc
( e)
276 30
PRA Health Sciences Inc
( e)
227 25
Sarepta Therapeutics Inc
( e)
215 28
Zoetis Inc 76,667 10,147
$ 28,653
Pipelines - 0.01%
Cheniere Energy Inc
( e)
425 26
Equitrans Midstream Corp 204 3
ONEOK Inc 401 30
$ 59
Real Estate - 0.01%
CBRE Group Inc
( e)
399 25
Jones Lang LaSalle Inc 30 5
$ 30
REITs - 1.96%
American Homes 4 Rent 452 12
American Tower Corp 1,567 360
Americold Realty Trust 625 22
CoreSite Realty Corp 108 12
Crown Castle International Corp 1,605 228
Equinix Inc 190 111
Equity LifeStyle Properties Inc 553 39
Extra Space Storage Inc 321 34
Lamar Advertising Co 273 24
Public Storage 255 54
SBA Communications Corp 36,680 8,840
Simon Property Group Inc 619 92
Sun Communities Inc 80 12
UDR Inc 79 4
$ 9,844
Retail - 4.52%
Advance Auto Parts Inc 76 12
AutoZone Inc
( e)
78 93
Best Buy Co Inc 198 17
Burlington Stores Inc
( e)
218 50
CarMax Inc
( e)
275 24
Carvana Co
( e)
6,870 632
Casey's General Stores Inc 47 8
Chipotle Mexican Grill Inc
( e)
82 69
Costco Wholesale Corp 17,770 5,223
Darden Restaurants Inc 414 45
Dollar General Corp 21,722 3,388
Dollar Tree Inc
( e)
426 40
Domino's Pizza Inc 138 41
Dunkin' Brands Group Inc 293 22
Home Depot Inc/The 1,971 430
Lowe's Cos Inc 2,483 297
Lululemon Athletica Inc
( e)
6,319 1,464
McDonald's Corp 422 83
O'Reilly Automotive Inc
( e)
250 110
Restaurant Brands International Inc 16,965 1,082
Ross Stores Inc 23,937 2,787
Starbucks Corp 3,786 333
Target Corp 159 20
TJX Cos Inc/The 101,440 6,194
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tractor Supply Co 403 $ 38
Ulta Beauty Inc
( e)
182 46
Wendy's Co/The 752 17
Williams-Sonoma Inc 108 8
Yum China Holdings Inc 984 47
Yum! Brands Inc 925 93
$ 22,713
Semiconductors - 2.79%
Advanced Micro Devices Inc
( e)
39,396 1,807
Analog Devices Inc 112 13
Applied Materials Inc 1,138 70
ASML Holding NV - NY Reg Shares 10,584 3,132
Broadcom Inc 879 278
Entegris Inc 484 24
KLA Corp 516 92
Lam Research Corp 808 236
Marvell Technology Group Ltd 73,665 1,957
Maxim Integrated Products Inc 388 24
Microchip Technology Inc 232 24
NVIDIA Corp 1,327 312
NXP Semiconductors NV 42,484 5,407
QUALCOMM Inc 2,767 244
Skyworks Solutions Inc 77 9
Teradyne Inc 599 41
Texas Instruments Inc 2,133 274
Xilinx Inc 820 80
$ 14,024
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 111 28
Software - 17.50%
Activision Blizzard Inc 106 6
Adobe Inc
( e)
14,734 4,859
Akamai Technologies Inc
( e)
515 45
Alteryx Inc
( d),(e)
170 17
ANSYS Inc
( e)
279 72
Aspen Technology Inc
( e)
250 30
Atlassian Corp PLC
( e)
2,529 304
Autodesk Inc
( e)
43,806 8,037
Black Knight Inc
( e)
519 34
Broadridge Financial Solutions Inc 395 49
Cadence Design Systems Inc
( e)
937 65
CDK Global Inc 465 25
Ceridian HCM Holding Inc
( e)
261 18
Cerner Corp 1,036 76
Citrix Systems Inc 395 44
Coupa Software Inc
( e)
205 30
DocuSign Inc
( e)
503 37
Dropbox Inc - A Shares
( e)
856 15
Electronic Arts Inc
( e)
65,512 7,043
Fair Isaac Corp
( e)
102 38
Fidelity National Information Services Inc 11,397 1,585
Fiserv Inc
( e)
1,283 148
Guidewire Software Inc
( e)
273 30
Intuit Inc 44,339 11,613
Jack Henry & Associates Inc 242 35
Manhattan Associates Inc
( e)
273 22
Microsoft Corp 197,825 31,199
MSCI Inc 254 66
Oracle Corp 8,443 447
Paychex Inc 1,050 89
Paycom Software Inc
( e)
2,362 626
Pegasystems Inc 158 13
PTC Inc
( e)
351 26
RealPage Inc
( e)
304 16
salesforce.com Inc
( e)
63,544 10,336
ServiceNow Inc
( e)
9,157 2,585
Slack Technologies Inc
( d),(e)
28,717 646
SolarWinds Corp
( e)
312 6
Splunk Inc
( e)
19,967 2,990

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SS&C Technologies Holdings Inc 693 $ 43
Stripe Inc - Class B
( e),(f),(g)
5,754 90
Synopsys Inc
( e)
497 69
Take-Two Interactive Software Inc
( e)
190 23
Teradata Corp
( e)
483 13
Tyler Technologies Inc
( e)
133 40
Veeva Systems Inc
( e)
413 58
VMware Inc
( e)
16,025 2,432
Workday Inc
( e)
10,831 1,781
Zoom Video Communications Inc
( e)
1,200 82
Zynga Inc
( e)
1,173 7
$ 87,960
Telecommunications - 0.18%
Arista Networks Inc
( e)
197 40
Cisco Systems Inc 15,519 744
Motorola Solutions Inc 402 65
Switch Inc 536 8
T-Mobile US Inc
( e)
544 43
$ 900
Toys, Games & Hobbies - 0.01%
Hasbro Inc 419 44
Transportation - 0.60%
CSX Corp 1,187 86
Expeditors International of Washington Inc 428 33
JB Hunt Transport Services Inc 9,709 1,133
Landstar System Inc 138 16
Norfolk Southern Corp 6,064 1,178
Old Dominion Freight Line Inc 104 20
Union Pacific Corp 1,611 291
United Parcel Service Inc 2,333 273
$ 3,030
TOTAL COMMON STOCKS $ 491,634
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Internet - 0.13%
Airbnb Inc - Series D 0.00%
( e),(f),(g),(h)
3,936 $ 491
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
1,119 140
$ 631
TOTAL CONVERTIBLE PREFERRED STOCKS $ 631
PREFERRED STOCKS - 0.23% Shares Held Value (000's)
Automobile Manufacturers - 0.13%
Rivian Automotive Series D 0.00%
( e),(f),(g)
61,168 657
Software - 0.08%
Magic Leap Inc - Series C 0.00%
( e),(f),(g),(h)
5,653 130
Magic Leap Inc - Series D 0.00%
( e),(f),(g),(h)
1,903 47
UIPATH Inc Ser D-1 0.00%
( e),(f),(g)
4,548 179
UIPATH Inc Ser D-2 0.00%
( e),(f),(g)
764 30
$ 386
Telecommunications - 0.02%
Aurora Innovation 0.00%
( e),(f),(g)
12,920 119
TOTAL PREFERRED STOCKS $ 1,162
Total Investments $ 499,985
Other Assets and Liabilities -  0.53% 2,668
TOTAL NET ASSETS - 100.00% $ 502,653
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,023 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,883 or 0.37%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.75%
Technology 24.23%
Communications 21.24%
Industrial 8.92%
Financial 7.49%
Consumer, Cyclical 6.60%
Basic Materials 1.71%
Money Market Funds 1.21%
Utilities 0.94%
Energy 0.29%
Domestic Equity Funds 0.09%
Other Assets and Liabilities
0.53%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 6,022 $ 119,927 $ 120,866 $ 5,083
Principal Millennials Index ETF 150 — — 199
Principal Price Setters Index ETF 50 — — 66
Principal Sustainable Momentum Index ETF 18 — — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 132 — — 166
$ 6,372 $ 119,927 $ 120,86 6 $ 5,535
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 146 $ — $ — $ —
Principal Millennials Index ETF 2 — — 49
Principal Price Setters Index ETF 1 — — 16
Principal Sustainable Momentum Index ETF — — — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 3 — — 3 4
$ 152 $ — $ — $ 10 2
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 16 0 $ 491 0.10%
Airbnb Inc - Series E 0.00% 07/14/2015 104 140 0.03%
Aurora Innovation   0.00% 03/01/2019 119 119 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 130 0.03%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 47 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 657 657 0.13%
Stripe Inc - Class B 12/17/2019 90 90 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 179 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 30 0.01%
Total $ 1,883 0.38%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; March 2020 Long 20 $ 3,231 $ 11
Total $ 11
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 1.47% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Core S&P 500 ETF 15,016 $ 4,854
Money Market Funds - 1.29%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1 —
Principal Government Money Market Fund
1.41%
(a),(c)
34,952,064 34,952
$ 34,952
TOTAL INVESTMENT COMPANIES $ 39,806
COMMON STOCKS - 98.66% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 38,728 895
Omnicom Group Inc 21,747 1,762
$ 2,657
Aerospace & Defense - 2.33%
Arconic Inc 38,691 1,191
Boeing Co/The 53,403 17,397
General Dynamics Corp 23,406 4,128
L3Harris Technologies Inc 22,081 4,369
Lockheed Martin Corp 24,793 9,654
Northrop Grumman Corp 15,656 5,385
Raytheon Co 27,815 6,112
TransDigm Group Inc 4,974 2,785
United Technologies Corp 81,037 12,136
$ 63,157
Agriculture - 0.93%
Altria Group Inc 186,596 9,313
Archer-Daniels-Midland Co 55,604 2,577
Philip Morris International Inc 155,407 13,224
$ 25,114
Airlines - 0.36%
Alaska Air Group Inc 12,303 833
American Airlines Group Inc 38,943 1,117
Delta Air Lines Inc 57,495 3,362
Southwest Airlines Co 47,311 2,554
United Airlines Holdings Inc
( d)
21,738 1,915
$ 9,781
Apparel - 0.73%
Capri Holdings Ltd
( d)
15,145 578
Hanesbrands Inc 36,127 536
NIKE Inc 124,460 12,609
PVH Corp 7,405 779
Ralph Lauren Corp 4,968 582
Tapestry Inc 27,563 743
Under Armour Inc - Class A
( d)
18,798 406
Under Armour Inc - Class C
( d)
19,435 373
VF Corp 32,710 3,260
$ 19,866
Automobile Manufacturers - 0.50%
Cummins Inc 15,303 2,739
Ford Motor Co 388,956 3,617
General Motors Co 125,587 4,596
PACCAR Inc 34,547 2,733
$ 13,685
Automobile Parts & Equipment - 0.12%
Aptiv PLC 25,499 2,421
BorgWarner Inc 20,625 895
$ 3,316
Banks - 6.37%
Bank of America Corp 808,626 28,480
Bank of New York Mellon Corp/The 83,824 4,219
Citigroup Inc 218,068 17,421
Citizens Financial Group Inc 43,423 1,763
Comerica Inc 14,399 1,033
Fifth Third Bancorp 70,886 2,179
First Republic Bank/CA 16,832 1,977
Goldman Sachs Group Inc/The 31,831 7,319
Huntington Bancshares Inc/OH 103,157 1,556
JPMorgan Chase & Co 313,287 43,672
KeyCorp 98,383 1,991
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 13,181 $ 2,238
Morgan Stanley 122,872 6,281
Northern Trust Corp 21,164 2,249
PNC Financial Services Group Inc/The 43,768 6,987
Regions Financial Corp 96,354 1,653
State Street Corp 36,322 2,873
SVB Financial Group
( d)
5,150 1,293
Truist Financial Corp 133,950 7,544
US Bancorp 141,966 8,417
Wells Fargo & Co 384,428 20,682
Zions Bancorp NA 17,028 884
$ 172,711
Beverages - 1.78%
Brown-Forman Corp - B Shares 18,198 1,230
Coca-Cola Co/The 385,158 21,318
Constellation Brands Inc 16,730 3,175
Molson Coors Beverage Co 18,763 1,011
Monster Beverage Corp
( d)
38,133 2,423
PepsiCo Inc 139,281 19,036
$ 48,193
Biotechnology - 1.75%
Alexion Pharmaceuticals Inc
( d)
22,104 2,390
Amgen Inc 59,351 14,308
Biogen Inc
( d)
18,024 5,348
Corteva Inc 74,753 2,210
Gilead Sciences Inc 126,367 8,211
Illumina Inc
( d)
14,682 4,871
Incyte Corp
( d)
17,857 1,559
Regeneron Pharmaceuticals Inc
( d)
7,978 2,996
Vertex Pharmaceuticals Inc
( d)
25,685 5,624
$ 47,517
Building Materials - 0.33%
Fortune Brands Home & Security Inc 13,899 908
Johnson Controls International plc 77,054 3,137
Martin Marietta Materials Inc 6,242 1,745
Masco Corp 28,379 1,362
Vulcan Materials Co 13,220 1,904
$ 9,056
Chemicals - 1.79%
Air Products & Chemicals Inc 22,017 5,174
Albemarle Corp 10,591 774
Celanese Corp 12,074 1,486
CF Industries Holdings Inc 21,720 1,037
Dow Inc 74,063 4,053
DuPont de Nemours Inc 73,996 4,750
Eastman Chemical Co 13,583 1,077
Ecolab Inc 25,048 4,834
FMC Corp 12,947 1,292
International Flavors & Fragrances Inc 10,665 1,376
Linde PLC 53,657 11,424
LyondellBasell Industries NV 25,644 2,423
Mosaic Co/The 34,925 756
PPG Industries Inc 23,618 3,153
Sherwin-Williams Co/The 8,205 4,788
$ 48,397
Commercial Services - 2.03%
Automatic Data Processing Inc 43,219 7,369
Cintas Corp 8,373 2,253
Equifax Inc 12,094 1,695
FleetCor Technologies Inc
( d)
8,668 2,494
Gartner Inc
( d)
8,935 1,377
Global Payments Inc 30,019 5,480
H&R Block Inc 19,503 458
IHS Markit Ltd
( d)
40,052 3,018
MarketAxess Holdings Inc 3,788 1,436
Moody's Corp 16,217 3,850
Nielsen Holdings PLC 35,539 721
PayPal Holdings Inc
( d)
117,283 12,686
Quanta Services Inc 14,212 579

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc 11,742 $ 742
Rollins Inc 14,063 466
S&P Global Inc 24,412 6,666
United Rentals Inc
( d)
7,507 1,252
Verisk Analytics Inc 16,368 2,444
$ 54,986
Computers - 6.08%
Accenture PLC - Class A 63,432 13,357
Apple Inc 417,185 122,506
Cognizant Technology Solutions Corp 54,695 3,392
DXC Technology Co 25,572 961
Fortinet Inc
( d)
14,179 1,514
Hewlett Packard Enterprise Co 129,252 2,050
HP Inc 148,019 3,042
International Business Machines Corp 88,461 11,857
Leidos Holdings Inc 13,292 1,301
NetApp Inc 22,798 1,419
Seagate Technology PLC 23,093 1,374
Western Digital Corp 29,706 1,886
$ 164,659
Consumer Products - 0.35%
Avery Dennison Corp 8,341 1,091
Church & Dwight Co Inc 24,513 1,724
Clorox Co/The 12,535 1,925
Kimberly-Clark Corp 34,242 4,710
$ 9,450
Cosmetics & Personal Care - 1.55%
Colgate-Palmolive Co 85,605 5,893
Coty Inc 29,523 332
Estee Lauder Cos Inc/The 22,229 4,591
Procter & Gamble Co/ The
( e)
249,093 31,112
$ 41,928
Distribution & Wholesale - 0.24%
Copart Inc
( d)
20,432 1,858
Fastenal Co 57,286 2,117
LKQ Corp
( d)
30,612 1,093
WW Grainger Inc 4,359 1,475
$ 6,543
Diversified Financial Services - 4.16%
Alliance Data Systems Corp 4,094 459
American Express Co 67,022 8,344
Ameriprise Financial Inc 12,655 2,108
BlackRock Inc 11,779 5,921
Capital One Financial Corp 46,520 4,787
Cboe Global Markets Inc 11,074 1,329
Charles Schwab Corp/The 114,197 5,431
CME Group Inc 35,794 7,185
Discover Financial Services 31,312 2,656
E*TRADE Financial Corp 22,565 1,024
Franklin Resources Inc 27,861 724
Intercontinental Exchange Inc 55,622 5,148
Invesco Ltd 37,178 668
Mastercard Inc 88,672 26,477
Nasdaq Inc 11,461 1,228
Raymond James Financial Inc 12,332 1,103
Synchrony Financial 59,382 2,138
T Rowe Price Group Inc 23,341 2,844
Visa Inc 170,987 32,128
Western Union Co/The 41,879 1,122
$ 112,824
Electric - 3.11%
AES Corp/VA 66,312 1,319
Alliant Energy Corp 24,007 1,314
Ameren Corp 24,574 1,887
American Electric Power Co Inc 49,337 4,663
CenterPoint Energy Inc 50,165 1,368
CMS Energy Corp 28,351 1,781
Consolidated Edison Inc 33,204 3,004
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 82,213 $ 6,809
DTE Energy Co 19,188 2,492
Duke Energy Corp 72,818 6,642
Edison International 35,818 2,701
Entergy Corp 19,887 2,382
Evergy Inc 22,765 1,482
Eversource Energy 32,338 2,751
Exelon Corp 97,098 4,427
FirstEnergy Corp 53,968 2,623
NextEra Energy Inc 48,820 11,822
NRG Energy Inc 25,132 999
Pinnacle West Capital Corp 11,228 1,010
PPL Corp 72,219 2,591
Public Service Enterprise Group Inc 50,513 2,983
Sempra Energy 28,156 4,265
Southern Co/The 104,751 6,673
WEC Energy Group Inc 31,507 2,906
Xcel Energy Inc 52,378 3,325
$ 84,219
Electrical Components & Equipment - 0.26%
AMETEK Inc 22,832 2,277
Emerson Electric Co 60,846 4,640
$ 6,917
Electronics - 1.38%
Agilent Technologies Inc 30,910 2,637
Allegion PLC 9,281 1,156
Amphenol Corp 29,614 3,205
FLIR Systems Inc 13,401 698
Fortive Corp 29,516 2,255
Garmin Ltd 14,431 1,408
Honeywell International Inc 71,372 12,633
Keysight Technologies Inc
( d)
18,736 1,923
Mettler-Toledo International Inc
( d)
2,433 1,930
PerkinElmer Inc 11,097 1,077
Roper Technologies Inc 10,393 3,681
TE Connectivity Ltd 33,410 3,202
Waters Corp
( d)
6,436 1,504
$ 37,309
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 13,534 1,216
Entertainment - 0.04%
Live Nation Entertainment Inc
( d)
14,075 1,006
Environmental Control - 0.26%
Pentair PLC 16,789 770
Republic Services Inc 21,040 1,886
Waste Management Inc 38,984 4,443
$ 7,099
Food - 1.28%
Campbell Soup Co 16,873 834
Conagra Brands Inc 48,608 1,664
General Mills Inc 60,369 3,234
Hershey Co/The 14,814 2,177
Hormel Foods Corp 27,774 1,253
JM Smucker Co/The 11,392 1,186
Kellogg Co 24,871 1,720
Kraft Heinz Co/The 62,207 1,999
Kroger Co/The 80,107 2,322
Lamb Weston Holdings Inc 14,589 1,255
McCormick & Co Inc/MD 12,342 2,095
Mondelez International Inc 143,815 7,921
Sysco Corp 50,965 4,360
Tyson Foods Inc 29,484 2,684
$ 34,704
Forest Products & Paper - 0.07%
International Paper Co 39,166 1,804

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 11,920 $ 1,333
NiSource Inc 37,311 1,039
$ 2,372
Hand & Machine Tools - 0.13%
Snap-on Inc 5,479 928
Stanley Black & Decker Inc 15,183 2,517
$ 3,445
Healthcare - Products - 3.77%
Abbott Laboratories 176,534 15,334
ABIOMED Inc
( d)
4,511 770
Align Technology Inc
( d)
7,164 1,999
Baxter International Inc 50,996 4,264
Boston Scientific Corp
( d)
139,220 6,296
Cooper Cos Inc/The 4,951 1,591
Danaher Corp 63,852 9,800
DENTSPLY SIRONA Inc 22,217 1,257
Edwards Lifesciences Corp
( d)
20,832 4,860
Henry Schein Inc
( d)
14,657 978
Hologic Inc
( d)
26,783 1,398
IDEXX Laboratories Inc
( d)
8,568 2,237
Intuitive Surgical Inc
( d)
11,544 6,824
Medtronic PLC 133,882 15,189
ResMed Inc 14,361 2,225
STERIS PLC 8,468 1,291
Stryker Corp 32,161 6,752
Teleflex Inc 4,624 1,741
Thermo Fisher Scientific Inc 40,052 13,012
Varian Medical Systems Inc
( d)
9,079 1,289
Zimmer Biomet Holdings Inc 20,544 3,075
$ 102,182
Healthcare - Services - 2.07%
Anthem Inc 25,328 7,650
Centene Corp
( d)
41,331 2,598
DaVita Inc
( d)
8,958 672
HCA Healthcare Inc 26,426 3,906
Humana Inc 13,228 4,848
IQVIA Holdings Inc
( d)
18,025 2,785
Laboratory Corp of America Holdings
( d)
9,699 1,641
Quest Diagnostics Inc 13,454 1,437
UnitedHealth Group Inc 94,631 27,820
Universal Health Services Inc 8,024 1,151
WellCare Health Plans Inc
( d)
5,024 1,659
$ 56,167
Home Builders - 0.21%
DR Horton Inc 33,493 1,767
Lennar Corp - A Shares 27,957 1,560
NVR Inc
( d)
346 1,318
PulteGroup Inc 25,446 987
$ 5,632
Home Furnishings - 0.06%
Leggett & Platt Inc 13,145 668
Whirlpool Corp 6,313 932
$ 1,600
Housewares - 0.03%
Newell Brands Inc 38,061 732
Insurance - 3.91%
Aflac Inc 73,318 3,878
Allstate Corp/The 32,360 3,639
American International Group Inc 86,894 4,460
Aon PLC 23,387 4,871
Arthur J Gallagher & Co 18,630 1,774
Assurant Inc 6,057 794
Berkshire Hathaway Inc - Class B
( d)
195,377 44,253
Chubb Ltd 45,269 7,047
Cincinnati Financial Corp 15,176 1,596
Everest Re Group Ltd 4,073 1,128
Globe Life Inc 9,951 1,047
Hartford Financial Services Group Inc/The 36,000 2,188
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 19,812 $ 1,169
Loews Corp 25,552 1,341
Marsh & McLennan Cos Inc 50,408 5,616
MetLife Inc 78,080 3,980
Principal Financial Group Inc 25,795 1,419
Progressive Corp/The 58,395 4,227
Prudential Financial Inc 40,153 3,764
Travelers Cos Inc/The 25,782 3,531
Unum Group 20,604 601
Willis Towers Watson PLC 12,842 2,593
WR Berkley Corp 14,493 1,001
$ 105,917
Internet - 8.93%
Alphabet Inc - A Shares
( d)
29,928 40,085
Alphabet Inc - C Shares
( d)
29,855 39,917
Amazon.com Inc
( d)
41,598 76,867
Booking Holdings Inc
( d)
4,181 8,587
CDW Corp/DE 14,352 2,050
eBay Inc 76,384 2,758
Expedia Group Inc 13,958 1,509
F5 Networks Inc
( d)
6,072 848
Facebook Inc
( d)
240,367 49,335
Netflix Inc
( d)
43,774 14,164
NortonLifeLock Inc 57,272 1,462
Twitter Inc
( d)
77,545 2,485
VeriSign Inc
( d)
10,321 1,989
$ 242,056
Iron & Steel - 0.06%
Nucor Corp 30,286 1,705
Leisure Products & Services - 0.23%
Carnival Corp 40,009 2,034
Harley-Davidson Inc 15,412 573
Norwegian Cruise Line Holdings Ltd
( d)
21,253 1,241
Royal Caribbean Cruises Ltd 17,169 2,292
$ 6,140
Lodging - 0.47%
Hilton Worldwide Holdings Inc 28,185 3,126
Las Vegas Sands Corp 33,754 2,330
Marriott International Inc/MD 27,105 4,105
MGM Resorts International 51,440 1,711
Wynn Resorts Ltd 9,650 1,340
$ 12,612
Machinery - Construction & Mining - 0.30%
Caterpillar Inc 55,203 8,152
Machinery - Diversified - 0.53%
Deere & Co 31,450 5,449
Dover Corp 14,509 1,672
Flowserve Corp 13,070 651
IDEX Corp 7,597 1,307
Rockwell Automation Inc 11,542 2,339
Westinghouse Air Brake Technologies Corp 18,188 1,415
Xylem Inc/NY 17,987 1,417
$ 14,250
Media - 2.26%
Charter Communications Inc
( d)
15,661 7,597
Comcast Corp - Class A 453,455 20,392
Discovery Inc - A Shares
( d)
15,795 517
Discovery Inc - C Shares
( d)
33,504 1,022
DISH Network Corp
( d)
25,469 903
Fox Corp - A Shares 35,410 1,313
Fox Corp - B Shares 16,217 590
News Corp - A Shares 38,810 549
News Corp - B Shares 12,163 176
ViacomCBS Inc 53,977 2,265
Walt Disney Co/The 180,030 26,038
$ 61,362

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.20%
Freeport-McMoRan Inc 144,923 $ 1,901
Newmont Goldcorp Corp 81,888 3,558
$ 5,459
Miscellaneous Manufacturers - 1.35%
3M Co 57,438 10,133
AO Smith Corp 13,692 652
Eaton Corp PLC 41,294 3,911
General Electric Co 872,345 9,736
Illinois Tool Works Inc 29,215 5,248
Ingersoll-Rand PLC 23,932 3,181
Parker-Hannifin Corp 12,831 2,641
Textron Inc 22,801 1,017
$ 36,519
Office & Business Equipment - 0.08%
Xerox Holdings Corp 18,572 685
Zebra Technologies Corp
( d)
5,385 1,375
$ 2,060
Oil & Gas - 3.50%
Apache Corp 37,560 961
Cabot Oil & Gas Corp 40,747 709
Chevron Corp 188,870 22,761
Cimarex Energy Co 10,169 534
Concho Resources Inc 20,079 1,758
ConocoPhillips 109,601 7,127
Devon Energy Corp 38,657 1,004
Diamondback Energy Inc 16,096 1,495
EOG Resources Inc 58,108 4,867
Exxon Mobil Corp 422,621 29,491
Helmerich & Payne Inc 10,834 492
Hess Corp 25,869 1,728
HollyFrontier Corp 14,832 752
Marathon Oil Corp 79,902 1,085
Marathon Petroleum Corp 64,858 3,908
Noble Energy Inc 47,774 1,187
Occidental Petroleum Corp 89,228 3,677
Phillips 66 44,386 4,945
Pioneer Natural Resources Co 16,546 2,505
Valero Energy Corp 41,019 3,841
$ 94,827
Oil & Gas Services - 0.41%
Baker Hughes Co 64,911 1,664
Halliburton Co 87,678 2,145
National Oilwell Varco Inc 38,538 965
Schlumberger Ltd 138,278 5,559
TechnipFMC PLC 41,975 900
$ 11,233
Packaging & Containers - 0.25%
Amcor PLC 161,826 1,754
Ball Corp 32,677 2,113
Packaging Corp of America 9,454 1,059
Sealed Air Corp 15,433 615
Westrock Co 25,759 1,105
$ 6,646
Pharmaceuticals - 6.15%
AbbVie Inc 147,710 13,078
Allergan PLC 32,789 6,268
AmerisourceBergen Corp 15,015 1,277
Becton Dickinson and Co 27,014 7,347
Bristol-Myers Squibb Co 234,146 15,030
Cardinal Health Inc 29,216 1,478
Cigna Corp 37,300 7,627
CVS Health Corp 129,945 9,654
Eli Lilly & Co 84,395 11,092
Johnson & Johnson 262,883 38,347
McKesson Corp 17,998 2,490
Merck & Co Inc 254,306 23,129
Mylan NV
( d)
51,553 1,036
Perrigo Co PLC 13,595 702
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 552,772 $ 21,658
Zoetis Inc 47,574 6,296
$ 166,509
Pipelines - 0.37%
Kinder Morgan Inc/DE 194,561 4,119
ONEOK Inc 41,260 3,122
Williams Cos Inc/The 121,064 2,872
$ 10,113
Real Estate - 0.08%
CBRE Group Inc
( d)
33,438 2,049
REITs - 2.81%
Alexandria Real Estate Equities Inc 11,501 1,858
American Tower Corp 44,242 10,168
Apartment Investment & Management Co 14,871 768
AvalonBay Communities Inc 13,950 2,925
Boston Properties Inc 14,363 1,980
Crown Castle International Corp 41,528 5,903
Digital Realty Trust Inc 20,847 2,496
Duke Realty Corp 36,714 1,273
Equinix Inc 8,518 4,972
Equity Residential 34,866 2,821
Essex Property Trust Inc 6,600 1,986
Extra Space Storage Inc 12,936 1,366
Federal Realty Investment Trust 7,015 903
Healthpeak Properties Inc 49,438 1,704
Host Hotels & Resorts Inc 71,636 1,329
Iron Mountain Inc 28,681 914
Kimco Realty Corp 42,174 873
Mid-America Apartment Communities Inc 11,393 1,502
Prologis Inc 63,101 5,625
Public Storage 15,005 3,196
Realty Income Corp 32,554 2,397
Regency Centers Corp 16,736 1,056
SBA Communications Corp 11,248 2,711
Simon Property Group Inc 30,650 4,566
SL Green Realty Corp 8,143 748
UDR Inc 29,271 1,367
Ventas Inc 37,230 2,150
Vornado Realty Trust 15,822 1,052
Welltower Inc 40,528 3,314
Weyerhaeuser Co 74,427 2,248
$ 76,171
Retail - 5.24%
Advance Auto Parts Inc 6,918 1,108
AutoZone Inc
( d)
2,380 2,835
Best Buy Co Inc 22,747 1,997
CarMax Inc
( d)
16,424 1,440
Chipotle Mexican Grill Inc
( d)
2,554 2,138
Costco Wholesale Corp 44,127 12,970
Darden Restaurants Inc 12,245 1,335
Dollar General Corp 25,431 3,967
Dollar Tree Inc
( d)
23,638 2,223
Gap Inc/The 21,255 376
Genuine Parts Co 14,513 1,542
Home Depot Inc/The 108,958 23,794
Kohl's Corp 15,640 797
L Brands Inc 23,196 420
Lowe's Cos Inc 76,560 9,169
Macy's Inc 30,864 525
McDonald's Corp 75,224 14,865
Nordstrom Inc 10,700 438
O'Reilly Automotive Inc
( d)
7,558 3,312
Ross Stores Inc 36,133 4,207
Starbucks Corp 117,965 10,372
Target Corp 50,616 6,489
Tiffany & Co 10,783 1,441
TJX Cos Inc/The 121,126 7,396
Tractor Supply Co 11,825 1,105
Ulta Beauty Inc
( d)
5,710 1,445

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Walgreens Boots Alliance Inc 74,888 $ 4,415
Walmart Inc 141,694 16,839
Yum! Brands Inc 30,213 3,043
$ 142,003
Savings & Loans - 0.03%
People's United Financial Inc 44,360 750
Semiconductors - 4.19%
Advanced Micro Devices Inc
( d)
111,233 5,101
Analog Devices Inc 36,787 4,372
Applied Materials Inc 92,268 5,632
Broadcom Inc 39,621 12,521
Intel Corp 434,498 26,005
IPG Photonics Corp
( d)
3,551 514
KLA Corp 15,762 2,808
Lam Research Corp 14,491 4,237
Maxim Integrated Products Inc 27,029 1,662
Microchip Technology Inc 23,870 2,500
Micron Technology Inc
( d)
110,576 5,947
NVIDIA Corp 61,129 14,384
Qorvo Inc
( d)
11,604 1,349
QUALCOMM Inc 114,052 10,063
Skyworks Solutions Inc 17,018 2,057
Texas Instruments Inc 93,369 11,978
Xilinx Inc 25,119 2,456
$ 113,586
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 4,086 1,025
Software - 8.16%
Activision Blizzard Inc 76,736 4,560
Adobe Inc
( d)
48,351 15,947
Akamai Technologies Inc
( d)
16,142 1,394
ANSYS Inc
( d)
8,548 2,200
Autodesk Inc
( d)
21,977 4,032
Broadridge Financial Solutions Inc 11,451 1,415
Cadence Design Systems Inc
( d)
28,026 1,944
Cerner Corp 31,375 2,303
Citrix Systems Inc 12,227 1,356
Electronic Arts Inc
( d)
29,166 3,136
Fidelity National Information Services Inc 61,388 8,538
Fiserv Inc
( d)
57,044 6,596
Intuit Inc 26,000 6,810
Jack Henry & Associates Inc 7,684 1,119
Microsoft Corp 761,999 120,167
MSCI Inc 8,460 2,184
Oracle Corp 216,397 11,465
Paychex Inc 31,820 2,707
salesforce.com Inc
( d)
88,597 14,409
ServiceNow Inc
( d)
18,838 5,318
Synopsys Inc
( d)
15,015 2,090
Take-Two Interactive Software Inc
( d)
11,304 1,384
$ 221,074
Telecommunications - 3.13%
Arista Networks Inc
( d)
5,418 1,102
AT&T Inc 729,655 28,515
CenturyLink Inc 98,006 1,295
Cisco Systems Inc 423,735 20,322
Corning Inc 76,823 2,236
Juniper Networks Inc 33,433 823
Motorola Solutions Inc 17,113 2,758
T-Mobile US Inc
( d)
31,619 2,480
Verizon Communications Inc 413,100 25,364
$ 84,895
Textiles - 0.03%
Mohawk Industries Inc
( d)
5,938 810
Toys, Games & Hobbies - 0.05%
Hasbro Inc 12,710 1,342
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.52%
CH Robinson Worldwide Inc 13,509 $ 1,056
CSX Corp 77,675 5,621
Expeditors International of Washington Inc 17,010 1,327
FedEx Corp 23,975 3,625
JB Hunt Transport Services Inc 8,516 995
Kansas City Southern 9,901 1,517
Norfolk Southern Corp 26,045 5,056
Old Dominion Freight Line Inc 6,378 1,210
Union Pacific Corp 69,341 12,536
United Parcel Service Inc 69,994 8,194
$ 41,137
Water - 0.08%
American Water Works Co Inc 18,056 2,218
TOTAL COMMON STOCKS $ 2,672,864
Total Investments $ 2,712,670
Other Assets and Liabilities -  (0.13)% (3,492)
TOTAL NET ASSETS - 100.00% $ 2,709,178
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,292 or 0.08% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.66%
Technology 18.51%
Financial 17.36%
Communications 14.42%
Industrial 8.72%
Consumer, Cyclical 8.31%
Energy 4.28%
Utilities 3.28%
Basic Materials 2.12%
Money Market Funds 1.29%
Investment Companies 0.18%
Other Assets and Liabilities
(0.13)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 56,593 $ 493,265 $ 514,906 $ 34,952
$ 56,593 $ 493,265 $ 514,906 $ 34,952
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 693 $ — $ — $ —
$ 693 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; March 2020 Long 217 $ 35,057 $ 613
Total $ 613
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 6.51% Shares Held Value (000's)
Exchange-Traded Funds - 0.54%
iShares Core S&P 500 ETF 3,638 $ 1,176
Money Market Funds - 5.97%
BlackRock Liquidity FedFund 1.53%
(a),(b)
40,290 40
Principal Government Money Market Fund
1.41%
(a),(c)
12,955,549 12,955
$ 12,995
TOTAL INVESTMENT COMPANIES $ 14,171
COMMON STOCKS - 93.61% Shares Held Value (000's)
Advertising - 0.09%
Interpublic Group of Cos Inc/The 2,953 68
Omnicom Group Inc 1,658 135
$ 203
Aerospace & Defense - 2.21%
Arconic Inc 2,950 91
Boeing Co/The 4,073 1,327
General Dynamics Corp 1,785 315
L3Harris Technologies Inc 1,685 333
Lockheed Martin Corp 1,891 736
Northrop Grumman Corp 1,195 411
Raytheon Co 2,121 466
TransDigm Group Inc 379 212
United Technologies Corp 6,180 926
$ 4,817
Agriculture - 0.88%
Altria Group Inc 14,231 710
Archer-Daniels-Midland Co 4,240 197
Philip Morris International Inc 11,852 1,008
$ 1,915
Airlines - 0.34%
Alaska Air Group Inc 938 63
American Airlines Group Inc 2,971 85
Delta Air Lines Inc 4,387 257
Southwest Airlines Co 3,609 195
United Airlines Holdings Inc
(d)
1,659 146
$ 746
Apparel - 0.70%
Capri Holdings Ltd
(d)
1,154 44
Hanesbrands Inc 2,753 41
NIKE Inc 9,494 962
PVH Corp 564 59
Ralph Lauren Corp 378 44
Tapestry Inc 2,103 57
Under Armour Inc - Class A
(d)
1,433 31
Under Armour Inc - Class C
(d)
1,482 28
VF Corp 2,493 249
$ 1,515
Automobile Manufacturers - 0.48%
Cummins Inc 1,168 209
Ford Motor Co 29,667 276
General Motors Co 9,578 351
PACCAR Inc 2,634 208
$ 1,044
Automobile Parts & Equipment - 0.12%
Aptiv PLC 1,944 185
BorgWarner Inc 1,572 68
$ 253
Banks - 6.05%
Bank of America Corp 61,678 2,172
Bank of New York Mellon Corp/The 6,394 322
Citigroup Inc 16,634 1,329
Citizens Financial Group Inc 3,313 134
Comerica Inc 1,099 79
Fifth Third Bancorp 5,407 166
First Republic Bank/CA 1,283 151
Goldman Sachs Group Inc/The 2,429 558
Huntington Bancshares Inc/OH 7,868 119
JPMorgan Chase & Co 23,896 3,331
KeyCorp 7,505 152
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 1,006 $ 171
Morgan Stanley 9,373 479
Northern Trust Corp 1,615 172
PNC Financial Services Group Inc/The 3,339 533
Regions Financial Corp 7,350 126
State Street Corp 2,771 219
SVB Financial Group
(d)
393 99
Truist Financial Corp 10,216 575
US Bancorp 10,828 642
Wells Fargo & Co 29,323 1,578
Zions Bancorp NA 1,299 67
$ 13,174
Beverages - 1.69%
Brown-Forman Corp - B Shares 1,387 94
Coca-Cola Co/The 29,377 1,626
Constellation Brands Inc 1,276 242
Molson Coors Beverage Co 1,430 77
Monster Beverage Corp
(d)
2,909 185
PepsiCo Inc 10,622 1,452
$ 3,676
Biotechnology - 1.66%
Alexion Pharmaceuticals Inc
(d)
1,687 182
Amgen Inc 4,529 1,092
Biogen Inc
(d)
1,376 408
Corteva Inc 5,701 169
Gilead Sciences Inc 9,637 626
Illumina Inc
(d)
1,120 372
Incyte Corp
(d)
1,361 119
Regeneron Pharmaceuticals Inc
(d)
608 228
Vertex Pharmaceuticals Inc
(d)
1,959 429
$ 3,625
Building Materials - 0.32%
Fortune Brands Home & Security Inc 1,060 69
Johnson Controls International plc 5,878 240
Martin Marietta Materials Inc 476 133
Masco Corp 2,165 104
Vulcan Materials Co 1,008 145
$ 691
Chemicals - 1.69%
Air Products & Chemicals Inc 1,679 395
Albemarle Corp 807 59
Celanese Corp 921 113
CF Industries Holdings Inc 1,656 79
Dow Inc 5,648 309
DuPont de Nemours Inc 5,645 362
Eastman Chemical Co 1,036 82
Ecolab Inc 1,910 369
FMC Corp 987 99
International Flavors & Fragrances Inc 813 105
Linde PLC 4,095 872
LyondellBasell Industries NV 1,957 185
Mosaic Co/The 2,665 58
PPG Industries Inc 1,800 240
Sherwin-Williams Co/The 626 365
$ 3,692
Commercial Services - 1.92%
Automatic Data Processing Inc 3,295 562
Cintas Corp 638 172
Equifax Inc 921 129
FleetCor Technologies Inc
(d)
662 190
Gartner Inc
(d)
682 105
Global Payments Inc 2,290 418
H&R Block Inc 1,488 35
IHS Markit Ltd
(d)
3,054 230
MarketAxess Holdings Inc 289 110
Moody's Corp 1,237 294
Nielsen Holdings PLC 2,710 55
PayPal Holdings Inc
(d)
8,944 967
Quanta Services Inc 1,083 44

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc 894 $ 56
Rollins Inc 1,072 36
S&P Global Inc 1,863 509
United Rentals Inc
(d)
572 95
Verisk Analytics Inc 1,247 186
$ 4,193
Computers - 5.77%
Accenture PLC - Class A 4,838 1,019
Apple Inc 31,822 9,345
Cognizant Technology Solutions Corp 4,172 259
DXC Technology Co 1,952 73
Fortinet Inc
(d)
1,080 115
Hewlett Packard Enterprise Co 9,859 156
HP Inc 11,289 232
International Business Machines Corp 6,746 904
Leidos Holdings Inc 1,013 99
NetApp Inc 1,739 108
Seagate Technology PLC 1,763 105
Western Digital Corp 2,265 144
$ 12,559
Consumer Products - 0.33%
Avery Dennison Corp 636 83
Church & Dwight Co Inc 1,870 131
Clorox Co/The 955 147
Kimberly-Clark Corp 2,611 359
$ 720
Cosmetics & Personal Care - 1.47%
Colgate-Palmolive Co 6,529 450
Coty Inc 2,250 25
Estee Lauder Cos Inc/The 1,696 350
Procter & Gamble Co/The 18,998 2,373
$ 3,198
Distribution & Wholesale - 0.23%
Copart Inc
(d)
1,557 142
Fastenal Co 4,368 161
LKQ Corp
(d)
2,335 83
WW Grainger Inc 333 113
$ 499
Diversified Financial Services - 3.95%
Alliance Data Systems Corp 312 35
American Express Co 5,113 637
Ameriprise Financial Inc 965 161
BlackRock Inc 898 451
Capital One Financial Corp 3,549 365
Cboe Global Markets Inc 845 101
Charles Schwab Corp/The 8,711 414
CME Group Inc 2,730 548
Discover Financial Services 2,389 203
E*TRADE Financial Corp 1,720 78
Franklin Resources Inc 2,126 55
Intercontinental Exchange Inc 4,243 393
Invesco Ltd 2,837 51
Mastercard Inc 6,765 2,020
Nasdaq Inc 873 93
Raymond James Financial Inc 940 84
Synchrony Financial 4,530 163
T Rowe Price Group Inc 1,781 217
Visa Inc 13,043 2,451
Western Union Co/The 3,195 86
$ 8,606
Electric - 2.95%
AES Corp/VA 5,056 101
Alliant Energy Corp 1,830 100
Ameren Corp 1,873 144
American Electric Power Co Inc 3,762 356
CenterPoint Energy Inc 3,825 104
CMS Energy Corp 2,161 136
Consolidated Edison Inc 2,531 229
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 6,270 $ 519
DTE Energy Co 1,462 190
Duke Energy Corp 5,553 506
Edison International 2,731 206
Entergy Corp 1,515 181
Evergy Inc 1,737 113
Eversource Energy 2,465 210
Exelon Corp 7,405 338
FirstEnergy Corp 4,115 200
NextEra Energy Inc 3,724 902
NRG Energy Inc 1,918 76
Pinnacle West Capital Corp 855 77
PPL Corp 5,507 198
Public Service Enterprise Group Inc 3,851 227
Sempra Energy 2,146 325
Southern Co/The 7,988 509
WEC Energy Group Inc 2,402 221
Xcel Energy Inc 3,994 254
$ 6,422
Electrical Components & Equipment - 0.24%
AMETEK Inc 1,740 173
Emerson Electric Co 4,641 354
$ 527
Electronics - 1.31%
Agilent Technologies Inc 2,357 201
Allegion PLC 708 88
Amphenol Corp 2,258 245
FLIR Systems Inc 1,023 53
Fortive Corp 2,250 172
Garmin Ltd 1,100 107
Honeywell International Inc 5,445 964
Keysight Technologies Inc
(d)
1,428 147
Mettler-Toledo International Inc
(d)
187 148
PerkinElmer Inc 846 82
Roper Technologies Inc 792 281
TE Connectivity Ltd 2,548 244
Waters Corp
(d)
492 115
$ 2,847
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 1,031 93
Entertainment - 0.04%
Live Nation Entertainment Inc
(d)
1,073 77
Environmental Control - 0.25%
Pentair PLC 1,280 59
Republic Services Inc 1,606 144
Waste Management Inc 2,972 338
$ 541
Food - 1.21%
Campbell Soup Co 1,286 63
Conagra Brands Inc 3,706 127
General Mills Inc 4,604 247
Hershey Co/The 1,129 166
Hormel Foods Corp 2,117 95
JM Smucker Co/The 868 90
Kellogg Co 1,896 131
Kraft Heinz Co/The 4,743 152
Kroger Co/The 6,109 177
Lamb Weston Holdings Inc 1,112 96
McCormick & Co Inc/MD 941 160
Mondelez International Inc 10,968 604
Sysco Corp 3,888 333
Tyson Foods Inc 2,248 205
$ 2,646
Forest Products & Paper - 0.06%
International Paper Co 2,986 137

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.08%
Atmos Energy Corp 909 $ 102
NiSource Inc 2,844 79
$ 181
Hand & Machine Tools - 0.12%
Snap-on Inc 417 70
Stanley Black & Decker Inc 1,157 192
$ 262
Healthcare - Products - 3.58%
Abbott Laboratories 13,464 1,170
ABIOMED Inc
(d)
344 59
Align Technology Inc
(d)
547 153
Baxter International Inc 3,888 325
Boston Scientific Corp
(d)
10,617 480
Cooper Cos Inc/The 378 121
Danaher Corp 4,869 747
DENTSPLY SIRONA Inc 1,696 96
Edwards Lifesciences Corp
(d)
1,589 371
Henry Schein Inc
(d)
1,119 75
Hologic Inc
(d)
2,042 107
IDEXX Laboratories Inc
(d)
655 171
Intuitive Surgical Inc
(d)
881 521
Medtronic PLC 10,210 1,158
ResMed Inc 1,095 170
STERIS PLC 645 98
Stryker Corp 2,453 515
Teleflex Inc 352 133
Thermo Fisher Scientific Inc 3,055 992
Varian Medical Systems Inc
(d)
692 98
Zimmer Biomet Holdings Inc 1,566 234
$ 7,794
Healthcare - Services - 1.97%
Anthem Inc 1,932 584
Centene Corp
(d)
3,152 198
DaVita Inc
(d)
683 51
HCA Healthcare Inc 2,016 298
Humana Inc 1,010 370
IQVIA Holdings Inc
(d)
1,375 212
Laboratory Corp of America Holdings
(d)
740 125
Quest Diagnostics Inc 1,025 109
UnitedHealth Group Inc 7,218 2,122
Universal Health Services Inc 612 88
WellCare Health Plans Inc
(d)
383 127
$ 4,284
Home Builders - 0.20%
DR Horton Inc 2,554 135
Lennar Corp - A Shares 2,133 119
NVR Inc
(d)
26 99
PulteGroup Inc 1,942 75
$ 428
Home Furnishings - 0.06%
Leggett & Platt Inc 1,002 51
Whirlpool Corp 480 71
$ 122
Housewares - 0.03%
Newell Brands Inc 2,902 56
Insurance - 3.71%
Aflac Inc 5,593 296
Allstate Corp/The 2,469 278
American International Group Inc 6,627 340
Aon PLC 1,785 373
Arthur J Gallagher & Co 1,420 135
Assurant Inc 462 60
Berkshire Hathaway Inc - Class B
(d)
14,901 3,375
Chubb Ltd 3,454 538
Cincinnati Financial Corp 1,157 122
Everest Re Group Ltd 311 86
Globe Life Inc 759 80
Hartford Financial Services Group Inc/The 2,745 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 1,512 $ 89
Loews Corp 1,950 102
Marsh & McLennan Cos Inc 3,844 428
MetLife Inc 5,956 304
Principal Financial Group Inc 1,966 108
Progressive Corp/The 4,452 322
Prudential Financial Inc 3,061 287
Travelers Cos Inc/The 1,967 269
Unum Group 1,573 46
Willis Towers Watson PLC 979 198
WR Berkley Corp 1,104 76
$ 8,079
Internet - 8.48%
Alphabet Inc - A Shares
(d)
2,283 3,058
Alphabet Inc - C Shares
(d)
2,277 3,044
Amazon.com Inc
(d)
3,173 5,863
Booking Holdings Inc
(d)
319 655
CDW Corp/DE 1,095 156
eBay Inc 5,827 210
Expedia Group Inc 1,064 115
F5 Networks Inc
(d)
462 65
Facebook Inc
(d)
18,333 3,763
Netflix Inc
(d)
3,339 1,080
NortonLifeLock Inc 4,367 112
Twitter Inc
(d)
5,913 190
VeriSign Inc
(d)
789 152
$ 18,463
Iron & Steel - 0.06%
Nucor Corp 2,309 130
Leisure Products & Services - 0.21%
Carnival Corp 3,051 155
Harley-Davidson Inc 1,176 43
Norwegian Cruise Line Holdings Ltd
(d)
1,622 95
Royal Caribbean Cruises Ltd 1,309 175
$ 468
Lodging - 0.44%
Hilton Worldwide Holdings Inc 2,150 238
Las Vegas Sands Corp 2,574 178
Marriott International Inc/MD 2,067 313
MGM Resorts International 3,924 131
Wynn Resorts Ltd 735 102
$ 962
Machinery - Construction & Mining - 0.29%
Caterpillar Inc 4,211 622
Machinery - Diversified - 0.50%
Deere & Co 2,398 415
Dover Corp 1,105 127
Flowserve Corp 996 50
IDEX Corp 578 99
Rockwell Automation Inc 882 179
Westinghouse Air Brake Technologies Corp 1,387 108
Xylem Inc/NY 1,371 108
$ 1,086
Media - 2.15%
Charter Communications Inc
(d)
1,196 580
Comcast Corp - Class A 34,586 1,555
Discovery Inc - A Shares
(d),(e)
1,203 39
Discovery Inc - C Shares
(d)
2,556 78
DISH Network Corp
(d)
1,942 69
Fox Corp - A Shares 2,700 100
Fox Corp - B Shares 1,236 45
News Corp - A Shares 2,958 42
News Corp - B Shares 926 14
ViacomCBS Inc 4,116 173
Walt Disney Co/The 13,730 1,986
$ 4,681

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.19%
Freeport-McMoRan Inc 11,051 $ 145
Newmont Goldcorp Corp 6,245 271
$ 416
Miscellaneous Manufacturers - 1.28%
3M Co 4,381 772
AO Smith Corp 1,045 50
Eaton Corp PLC 3,151 298
General Electric Co 66,536 743
Illinois Tool Works Inc 2,229 400
Ingersoll-Rand PLC 1,826 243
Parker-Hannifin Corp 979 201
Textron Inc 1,740 78
$ 2,785
Office & Business Equipment - 0.07%
Xerox Holdings Corp 1,418 52
Zebra Technologies Corp
(d)
411 105
$ 157
Oil & Gas - 3.32%
Apache Corp 2,864 73
Cabot Oil & Gas Corp 3,109 54
Chevron Corp 14,405 1,736
Cimarex Energy Co 775 41
Concho Resources Inc 1,531 134
ConocoPhillips 8,361 544
Devon Energy Corp 2,949 77
Diamondback Energy Inc 1,228 114
EOG Resources Inc 4,431 371
Exxon Mobil Corp
(f)
32,233 2,249
Helmerich & Payne Inc 827 38
Hess Corp 1,972 132
HollyFrontier Corp 1,132 57
Marathon Oil Corp 6,094 83
Marathon Petroleum Corp 4,948 298
Noble Energy Inc 3,643 91
Occidental Petroleum Corp 6,805 280
Phillips 66 3,386 377
Pioneer Natural Resources Co 1,262 191
Valero Energy Corp 3,129 293
$ 7,233
Oil & Gas Services - 0.39%
Baker Hughes Co 4,950 127
Halliburton Co 6,687 164
National Oilwell Varco Inc 2,938 73
Schlumberger Ltd 10,545 424
TechnipFMC PLC 3,200 69
$ 857
Packaging & Containers - 0.23%
Amcor PLC 12,341 134
Ball Corp 2,493 161
Packaging Corp of America 720 81
Sealed Air Corp 1,176 47
Westrock Co 1,963 84
$ 507
Pharmaceuticals - 5.83%
AbbVie Inc 11,265 998
Allergan PLC 2,501 478
AmerisourceBergen Corp 1,145 97
Becton Dickinson and Co 2,060 560
Bristol-Myers Squibb Co 17,858 1,146
Cardinal Health Inc 2,229 113
Cigna Corp 2,845 582
CVS Health Corp 9,911 736
Eli Lilly & Co 6,438 846
Johnson & Johnson 20,050 2,925
McKesson Corp 1,373 190
Merck & Co Inc 19,397 1,764
Mylan NV
(d)
3,931 79
Perrigo Co PLC 1,036 54
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 42,162 $ 1,652
Zoetis Inc 3,628 480
$ 12,700
Pipelines - 0.35%
Kinder Morgan Inc/DE 14,838 314
ONEOK Inc 3,146 238
Williams Cos Inc/The 9,233 219
$ 771
Real Estate - 0.07%
CBRE Group Inc
(d)
2,551 156
REITs - 2.67%
Alexandria Real Estate Equities Inc 877 142
American Tower Corp 3,375 776
Apartment Investment & Management Co 1,134 59
AvalonBay Communities Inc 1,064 223
Boston Properties Inc 1,095 151
Crown Castle International Corp 3,166 450
Digital Realty Trust Inc 1,589 190
Duke Realty Corp 2,799 97
Equinix Inc 650 379
Equity Residential 2,658 215
Essex Property Trust Inc 504 152
Extra Space Storage Inc 985 104
Federal Realty Investment Trust 535 69
Healthpeak Properties Inc 3,770 130
Host Hotels & Resorts Inc 5,464 101
Iron Mountain Inc 2,186 70
Kimco Realty Corp 3,216 67
Mid-America Apartment Communities Inc 868 114
Prologis Inc 4,812 429
Public Storage 1,144 244
Realty Income Corp 2,482 183
Regency Centers Corp 1,275 80
SBA Communications Corp 859 207
Simon Property Group Inc 2,336 348
SL Green Realty Corp 621 57
UDR Inc 2,232 104
Ventas Inc 2,839 164
Vornado Realty Trust 1,206 80
Welltower Inc 3,091 253
Weyerhaeuser Co 5,676 171
$ 5,809
Retail - 4.97%
Advance Auto Parts Inc 528 85
AutoZone Inc
(d)
183 218
Best Buy Co Inc 1,736 152
CarMax Inc
(d)
1,253 110
Chipotle Mexican Grill Inc
(d)
194 162
Costco Wholesale Corp 3,366 989
Darden Restaurants Inc 933 102
Dollar General Corp 1,940 303
Dollar Tree Inc
(d)
1,802 169
Gap Inc/The 1,622 29
Genuine Parts Co 1,106 118
Home Depot Inc/The 8,311 1,815
Kohl's Corp 1,194 61
L Brands Inc 1,768 32
Lowe's Cos Inc 5,840 699
Macy's Inc 2,353 40
McDonald's Corp 5,740 1,134
Nordstrom Inc 815 33
O'Reilly Automotive Inc
(d)
577 253
Ross Stores Inc 2,757 321
Starbucks Corp 8,998 791
Target Corp 3,861 495
Tiffany & Co 822 110
TJX Cos Inc/The 9,238 564
Tractor Supply Co 902 84
Ulta Beauty Inc
(d)
437 111

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Walgreens Boots Alliance Inc 5,713 $ 337
Walmart Inc 10,806 1,284
Yum! Brands Inc 2,305 232
$ 10,833
Savings & Loans - 0.03%
People's United Financial Inc 3,382 57
Semiconductors - 3.98%
Advanced Micro Devices Inc
(d)
8,483 389
Analog Devices Inc 2,805 333
Applied Materials Inc 7,037 430
Broadcom Inc 3,022 955
Intel Corp 33,142 1,984
IPG Photonics Corp
(d)
270 39
KLA Corp 1,203 214
Lam Research Corp 1,105 323
Maxim Integrated Products Inc 2,060 127
Microchip Technology Inc 1,820 191
Micron Technology Inc
(d)
8,433 454
NVIDIA Corp 4,663 1,097
Qorvo Inc
(d)
885 103
QUALCOMM Inc 8,698 767
Skyworks Solutions Inc 1,298 157
Texas Instruments Inc 7,120 913
Xilinx Inc 1,916 187
$ 8,663
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 313 79
Software - 7.74%
Activision Blizzard Inc 5,852 348
Adobe Inc
(d)
3,688 1,216
Akamai Technologies Inc
(d)
1,232 107
ANSYS Inc
(d)
652 168
Autodesk Inc
(d)
1,676 308
Broadridge Financial Solutions Inc 873 108
Cadence Design Systems Inc
(d)
2,137 148
Cerner Corp 2,394 176
Citrix Systems Inc 932 103
Electronic Arts Inc
(d)
2,225 239
Fidelity National Information Services Inc 4,681 651
Fiserv Inc
(d)
4,350 503
Intuit Inc 1,983 519
Jack Henry & Associates Inc 585 85
Microsoft Corp
(f)
58,119 9,165
MSCI Inc 645 167
Oracle Corp 16,506 875
Paychex Inc 2,426 206
salesforce.com Inc
(d)
6,756 1,099
ServiceNow Inc
(d)
1,437 406
Synopsys Inc
(d)
1,144 159
Take-Two Interactive Software Inc
(d)
861 105
$ 16,861
Telecommunications - 2.97%
Arista Networks Inc
(d)
413 84
AT&T Inc 55,652 2,175
CenturyLink Inc 7,473 99
Cisco Systems Inc 32,319 1,550
Corning Inc 5,860 171
Juniper Networks Inc 2,551 63
Motorola Solutions Inc 1,304 210
T-Mobile US Inc
(d)
2,411 189
Verizon Communications Inc 31,507 1,934
$ 6,475
Textiles - 0.03%
Mohawk Industries Inc
(d)
453 62
Toys, Games & Hobbies - 0.05%
Hasbro Inc 969 102
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.44%
CH Robinson Worldwide Inc 1,030 $ 80
CSX Corp 5,925 429
Expeditors International of Washington Inc 1,296 101
FedEx Corp 1,828 276
JB Hunt Transport Services Inc 649 76
Kansas City Southern 756 116
Norfolk Southern Corp 1,988 386
Old Dominion Freight Line Inc 486 92
Union Pacific Corp 5,291 957
United Parcel Service Inc 5,337 625
$ 3,138
Water - 0.08%
American Water Works Co Inc 1,376 169
TOTAL COMMON STOCKS $ 203,864
TOTAL PURCHASED OPTIONS - 0.21% $ 458
Total Investments $ 218,493
Other Assets and Liabilities -  (0.33)% (714)
TOTAL NET ASSETS - 100.00% $ 217,779
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,650 or 0.76% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 20.54%
Technology 17.56%
Financial 16.48%
Communications 13.69%
Industrial 8.27%
Consumer, Cyclical 7.90%
Money Market Funds 5.97%
Energy 4.06%
Utilities 3.11%
Basic Materials 2.00%
Investment Companies 0.54%
Purchased Options 0.21%
Other Assets and Liabilities
(0.33)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 16,994 $ 56,051 $ 60,090 $ 12,955
$ 16,994 $ 56,051 $ 60,090 $ 12,955
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 276 $ — $ — $ —
$ 276 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 125 $ 13 $ 3,280.00 01/21/2020 $ 106 $ 94 $ (12)
Put - S&P 500 Index N/A 300 $ 30 $ 3,160.00 01/21/2019 492 364 (128)
Total $ 598 $ 458 $ (140)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 125 $ 13 $ 3,300.00 01/21/2019 $ (60) $ (48) $ 12
Put - S&P 500 Index N/A 300 $ 30 $ 3,120.00 01/21/2019 (351) (247) 104
Total $ (411) $ (295) $ 116
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2020 Long 18 $ 2,908 $ 53
Total $ 53
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 0.34% Shares Held Value (000's)
Money Market Funds - 0.34%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,849,930 $ 1,850
Principal Government Money Market Fund
1.41%
(a),(c)
252,537 252
$ 2,102
TOTAL INVESTMENT COMPANIES $ 2,102
COMMON STOCKS - 99.62% Shares Held Value (000's)
Aerospace & Defense - 4.36%
HEICO Corp - Class A 21,212 1,899
TransDigm Group Inc 44,013 24,647
$ 26,546
Banks - 2.28%
First Republic Bank/CA 92,101 10,817
M&T Bank Corp 18,149 3,081
$ 13,898
Beverages - 0.59%
Brown-Forman Corp - B Shares 53,216 3,597
Building Materials - 4.46%
Martin Marietta Materials Inc 35,239 9,854
Summit Materials Inc
( d)
133,588 3,193
Vulcan Materials Co 97,933 14,101
$ 27,148
Chemicals - 0.69%
Air Products & Chemicals Inc 17,775 4,177
Commercial Services - 9.99%
AMERCO 10,373 3,898
Everarc Holdings Ltd
( d)
97,671 1,319
Everarc Holdings Ltd - Warrants
( d)
97,671 147
Gartner Inc
( d)
87,776 13,526
IHS Markit Ltd
( d)
150,087 11,309
Moody's Corp 24,177 5,740
S&P Global Inc 10,968 2,995
Square Inc
( d)
23,761 1,486
TransUnion 127,205 10,890
Verisk Analytics Inc 63,372 9,464
$ 60,774
Distribution & Wholesale - 3.60%
Copart Inc
( d)
158,657 14,428
Fastenal Co 202,082 7,467
$ 21,895
Diversified Financial Services - 1.01%
Credit Acceptance Corp
( d)
13,870 6,135
Electric - 2.02%
Brookfield Infrastructure Partners LP 181,906 9,094
Brookfield Renewable Partners LP 69,191 3,226
$ 12,320
Electronics - 2.98%
Mettler-Toledo International Inc
( d)
10,456 8,295
Roper Technologies Inc 27,743 9,827
$ 18,122
Entertainment - 2.91%
Liberty Media Corp-Liberty Braves - A Shares
( d)
5,176 153
Liberty Media Corp-Liberty Braves - C Shares
( d)
20,023 591
Live Nation Entertainment Inc
( d)
99,896 7,140
Vail Resorts Inc 40,898 9,809
$ 17,693
Hand & Machine Tools - 1.01%
Colfax Corp
( d)
168,602 6,134
Healthcare - Products - 0.95%
IDEXX Laboratories Inc
( d)
22,023 5,751
Home Builders - 1.58%
Lennar Corp - A Shares 96,158 5,365
Lennar Corp - B Shares 1,475 66
NVR Inc
( d)
1,099 4,185
$ 9,616
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9.56%
Aon PLC 23,897 $ 4,978
Arch Capital Group Ltd
( d)
244,826 10,501
Brown & Brown Inc 218,062 8,609
Fidelity National Financial Inc 260,977 11,835
Markel Corp
( d)
15,122 17,287
Progressive Corp/The 68,614 4,967
$ 58,177
Internet - 4.21%
Shopify Inc
( d)
5,560 2,211
VeriSign Inc
( d)
55,462 10,686
Wayfair Inc
( d)
52,640 4,757
Wix.com Ltd
( d)
65,293 7,991
$ 25,645
Investment Companies - 0.11%
Brookfield Business Partners LP 15,995 660
Lodging - 3.61%
Hilton Worldwide Holdings Inc 148,697 16,492
Hyatt Hotels Corp 61,316 5,501
$ 21,993
Machinery - Diversified - 0.12%
Cognex Corp 13,326 747
Media - 5.09%
Liberty Broadband Corp - A Shares
( d)
23,522 2,930
Liberty Broadband Corp - C Shares
( d)
66,746 8,393
Liberty Global PLC - A Shares
( d)
15,943 363
Liberty Global PLC - C Shares
( d)
193,348 4,214
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
18,376 805
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
160,234 7,365
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
35,379 1,710
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
108,276 5,212
$ 30,992
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
( d)
22,168 653
Private Equity - 7.62%
Brookfield Asset Management Inc 437,784 25,304
Kennedy-Wilson Holdings Inc 188,425 4,202
KKR & Co Inc 360,325 10,510
Onex Corp 101,304 6,389
$ 46,405
Real Estate - 3.91%
Brookfield Property Partners LP
( e)
94,961 1,736
CBRE Group Inc
( d)
240,351 14,731
Howard Hughes Corp/ The
( d)
57,825 7,332
$ 23,799
REITs - 3.56%
Equinix Inc 7,010 4,092
SBA Communications Corp 67,746 16,326
Vornado Realty Trust 18,747 1,247
$ 21,665
Retail - 10.45%
CarMax Inc
( d)
190,021 16,659
Dollar General Corp 33,502 5,226
Domino's Pizza Inc 33,910 9,962
O'Reilly Automotive Inc
( d)
37,384 16,384
Restaurant Brands International Inc 223,020 14,222
Ross Stores Inc 10,148 1,181
$ 63,634
Semiconductors - 1.57%
Microchip Technology Inc 91,243 9,555
Software - 9.51%
ANSYS Inc
( d)
44,713 11,510
Autodesk Inc
( d)
66,129 12,132
Black Knight Inc
( d)
226,664 14,615
Guidewire Software Inc
( d)
52,181 5,728

Schedule of Investments
MidCap Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 20,477 $ 5,287
RealPage Inc
( d)
112,267 6,034
Slack Technologies Inc
( d),(e)
115,795 2,603
$ 57,909
Telecommunications - 1.76%
GCI Liberty Inc
( d)
82,141 5,820
Motorola Solutions Inc 30,183 4,863
$ 10,683
TOTAL COMMON STOCKS $ 606,323
Total Investments $ 608,425
Other Assets and Liabilities -  0.04% 237
TOTAL NET ASSETS - 100.00% $ 608,662
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,850 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.05%
Consumer, Cyclical 22.15%
Industrial 12.93%
Consumer, Non-cyclical 11.64%
Technology 11.08%
Communications 11.06%
Utilities 2.02%
Basic Materials 0.69%
Money Market Funds 0.34%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 4,942 $ 85,882 $ 90,572 $ 252
$ 4,942 $ 85,882 $ 90,572 $ 252
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 1.88% Shares Held Value (000's)
Money Market Funds - 1.88%
Principal Government Money Market Fund
1.41%
(a),(b)
2,945,391 $ 2,945
TOTAL INVESTMENT COMPANIES $ 2,945
COMMON STOCKS - 98.46% Shares Held Value (000's)
Aerospace & Defense - 2.39%
Boeing Co/The 2,296 748
Northrop Grumman Corp 5,778 1,988
Teledyne Technologies Inc
( c)
2,915 1,010
$ 3,746
Airlines - 1.10%
Delta Air Lines Inc 29,383 1,718
Apparel - 1.58%
Deckers Outdoor Corp
( c)
9,935 1,678
NIKE Inc 7,932 803
$ 2,481
Automobile Manufacturers - 0.80%
PACCAR Inc 15,860 1,255
Banks - 7.00%
JPMorgan Chase & Co 45,290 6,314
PNC Financial Services Group Inc/The 16,125 2,574
US Bancorp 35,156 2,084
$ 10,972
Beverages - 1.98%
Keurig Dr Pepper Inc 13,695 397
PepsiCo Inc 19,861 2,714
$ 3,111
Chemicals - 2.06%
DuPont de Nemours Inc 11,526 740
FMC Corp 18,729 1,869
HB Fuller Co 12,078 623
$ 3,232
Commercial Services - 1.93%
Aaron's Inc 35,669 2,037
PayPal Holdings Inc
( c)
9,141 989
$ 3,026
Computers - 4.75%
Apple Inc 25,338 7,440
Consumer Products - 0.96%
Church & Dwight Co Inc 21,377 1,504
Distribution & Wholesale - 0.83%
IAA Inc
( c)
27,671 1,302
Diversified Financial Services - 4.49%
Ameriprise Financial Inc 5,650 941
Charles Schwab Corp/The 24,532 1,167
Discover Financial Services 35,282 2,993
Visa Inc 10,347 1,944
$ 7,045
Electric - 3.30%
NextEra Energy Inc 11,024 2,669
Xcel Energy Inc 39,512 2,509
$ 5,178
Electronics - 1.28%
Honeywell International Inc 11,287 1,998
Environmental Control - 0.11%
Waste Connections Inc 1,940 176
Food - 1.58%
McCormick & Co Inc/MD 6,055 1,028
Tyson Foods Inc 15,893 1,447
$ 2,475
Hand & Machine Tools - 0.31%
Snap-on Inc 2,855 484
Healthcare - Products - 5.21%
Abbott Laboratories 14,207 1,234
Edwards Lifesciences Corp
( c)
4,155 969
Medtronic PLC 21,982 2,494
Thermo Fisher Scientific Inc 6,647 2,159
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Varian Medical Systems Inc
( c)
9,181 $ 1,304
$ 8,160
Healthcare - Services - 2.16%
UnitedHealth Group Inc 5,950 1,749
Universal Health Services Inc 11,415 1,638
$ 3,387
Home Builders - 0.58%
Thor Industries Inc 12,312 915
Insurance - 3.57%
Chubb Ltd 9,027 1,405
Fidelity National Financial Inc 48,526 2,201
Marsh & McLennan Cos Inc 17,795 1,982
$ 5,588
Internet - 7.27%
Alibaba Group Holding Ltd ADR
(c)
1,631 346
Alphabet Inc - A Shares
( c)
3,210 4,299
Amazon.com Inc
( c)
2,130 3,936
Booking Holdings Inc
( c)
191 392
Facebook Inc
( c)
11,788 2,420
$ 11,393
Lodging - 0.75%
Marriott International Inc/MD 7,733 1,171
Machinery - Diversified - 0.92%
Deere & Co 8,277 1,434
Media - 2.99%
Comcast Corp - Class A 43,674 1,964
Nexstar Media Group Inc 7,506 880
Walt Disney Co/The 12,730 1,841
$ 4,685
Miscellaneous Manufacturers - 0.40%
3M Co 3,596 634
Oil & Gas - 4.24%
Chevron Corp 20,251 2,440
EOG Resources Inc 1,575 132
Royal Dutch Shell PLC - B shares ADR 38,311 2,298
Valero Energy Corp 18,989 1,778
$ 6,648
Pharmaceuticals - 6.96%
Becton Dickinson and Co 7,100 1,931
Bristol-Myers Squibb Co 29,464 1,891
Johnson & Johnson 12,082 1,762
Merck & Co Inc 35,497 3,229
Pfizer Inc 53,398 2,092
$ 10,905
REITs - 3.53%
Alexandria Real Estate Equities Inc 22,540 3,642
American Tower Corp 3,148 724
Extra Space Storage Inc 11,080 1,170
$ 5,536
Retail - 3.46%
Costco Wholesale Corp 7,006 2,059
Home Depot Inc/The 8,209 1,793
Lululemon Athletica Inc
( c)
4,092 948
Starbucks Corp 7,173 631
$ 5,431
Semiconductors - 4.42%
Broadcom Inc 4,995 1,579
Lam Research Corp 3,792 1,109
Microchip Technology Inc 11,539 1,208
NVIDIA Corp 2,113 497
ON Semiconductor Corp
( c)
34,310 837
Taiwan Semiconductor Manufacturing Co Ltd
ADR
29,266 1,700
$ 6,930

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 9.01%
Adobe Inc
( c)
5,577 $ 1,839
Fair Isaac Corp
( c)
3,784 1,418
Fidelity National Information Services Inc 16,132 2,244
Microsoft Corp 48,598 7,664
ServiceNow Inc
( c)
3,418 965
$ 14,130
Telecommunications - 3.94%
Arista Networks Inc
( c)
2,580 525
Cisco Systems Inc 34,979 1,677
T-Mobile US Inc
( c)
18,426 1,445
Verizon Communications Inc 41,257 2,533
$ 6,180
Toys, Games & Hobbies - 1.39%
Hasbro Inc 20,626 2,178
Transportation - 1.21%
Expeditors International of Washington Inc 13,013 1,015
Union Pacific Corp 4,909 888
$ 1,903
TOTAL COMMON STOCKS $ 154,351
Total Investments $ 157,296
Other Assets and Liabilities -  (0.34)% (533)
TOTAL NET ASSETS - 100.00% $ 156,763
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 20.78%
Financial 18.59%
Technology 18.18%
Communications 14.20%
Consumer, Cyclical 10.49%
Industrial 6.62%
Energy 4.24%
Utilities 3.30%
Basic Materials 2.06%
Money Market Funds 1.88%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 2,989 $ 27,319 $ 27,363 $ 2,945
$ 2,989 $ 27,319 $ 27,363 $ 2,945
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 61 $ — $ — $ —
$ 61 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.86%
Blue Chip Fund
( a)
34,780 $ 931
Core Fixed Income Fund
( a)
762,729 7,452
Diversified International Fund
( a)
93,086 1,198
Diversified Real Asset Fund
( a)
45,812 533
International Small Company Fund
( a)
34,153 390
LargeCap Growth Fund I
( a)
56,471 907
MidCap Fund
( a)
26,273 811
MidCap Value Fund I
( a)
33,639 481
SmallCap Growth Fund I
( a),(b)
19,565 264
SmallCap Value Fund II
( a)
19,828 218
$ 13,185
Principal Funds, Inc. Institutional Class - 58.16%
Bond Market Index Fund
( a)
425,427 4,795
Equity Income Fund
( a)
22,047 752
High Income Fund
( a)
219,570 2,075
Inflation Protection Fund
( a)
156,428 1,353
LargeCap S&P 500 Index Fund
( a)
83,383 1,639
LargeCap Value Fund III
( a)
44,605 759
Overseas Fund
( a)
117,694 1,177
Short-Term Income Fund
( a)
469,505 5,770
$ 18,320
TOTAL INVESTMENT COMPANIES $ 31,505
Total Investments $ 31,505
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 31,499
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 71.88%
Domestic Equity Funds 21.47%
International Equity Funds 4.98%
Specialty Funds 1.69%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 909 $ 107 $ 361 $ 931
Bond Market Index Fund 3,138 2,331 843 4,795
Core Fixed Income Fund — 7,757 267 7,452
Core Plus Bond Account 6,111 641 7,125 —
Diversified International Fund Class R-6 — 1,733 308 1,198
Diversified International Fund Institutional Class 1,214 31 1,698 —
Diversified Real Asset Fund 570 83 186 533
Equity Income Fund 722 100 225 752
Global Multi-Strategy Fund 1,925 108 2,141 —
High Income Fund 2,900 390 1,350 2,075
Inflation Protection Fund 1,777 185 712 1,353
International Small Company Fund 380 52 123 390
LargeCap Growth Fund I 898 133 338 907
LargeCap S&P 500 Index Fund 1,617 190 562 1,639
LargeCap Value Fund III 746 112 232 759
MidCap Fund 748 100 296 811
MidCap Value Fund I — 555 74 481
MidCap Value Fund III 430 32 548 —
Overseas Fund 1,220 160 393 1,177
Short-Term Income Account 6,128 278 6,502 —
Short-Term Income Fund — 6,468 771 5,770
SmallCap Growth Fund I 240 38 71 264
SmallCap Value Fund II 220 21 68 218
$ 31,893 $ 21,605 $ 25,194 $ 31,505
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 7 $ 91 $ 35 $ 185
Bond Market Index Fund 113 5 — 164
Core Fixed Income Fund 48 — — (38)
Core Plus Bond Account 187 (265) — 638
Diversified International Fund Class R-6 27 37 — (264)
Diversified International Fund Institutional Class — 3 — 450
Diversified Real Asset Fund 13 12 — 54
Equity Income Fund 16 48 20 107
Global Multi-Strategy Fund — 54 — 54
High Income Fund 160 (15) — 150
Inflation Protection Fund 29 24 — 79
International Small Company Fund 11 2 — 79
LargeCap Growth Fund I 2 60 66 154
LargeCap S&P 500 Index Fund 32 130 29 264
LargeCap Value Fund III 17 23 30 110
MidCap Fund 5 88 33 171
MidCap Value Fund I 10 — 13 —
MidCap Value Fund III 6 — — 86
Overseas Fund 35 8 — 182
Short-Term Income Account — 42 — 54
Short-Term Income Fund 100 4 — 69
SmallCap Growth Fund I — 11 18 46
SmallCap Value Fund II 2 7 — 38
$ 820 $ 369 $ 244 $ 2,832
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.34%
Blue Chip Fund
( a)
319,543 $ 8,557
Core Fixed Income Fund
( a)
3,991,262 38,995
Diversified International Fund
( a)
926,049 11,918
Diversified Real Asset Fund
( a)
289,670 3,372
International Small Company Fund
( a)
329,228 3,757
LargeCap Growth Fund I
( a)
530,410 8,518
MidCap Fund
( a)
242,087 7,471
MidCap Value Fund I
( a)
332,448 4,757
SmallCap Growth Fund I
( a),(b)
185,824 2,512
SmallCap Value Fund II
( a)
201,768 2,216
$ 92,073
Principal Funds, Inc. Institutional Class - 51.66%
Bond Market Index Fund
( a)
2,040,513 22,996
Equity Income Fund
( a)
211,693 7,223
High Income Fund
( a)
979,102 9,252
Inflation Protection Fund
( a)
850,482 7,357
LargeCap S&P 500 Index Fund
( a)
787,430 15,473
LargeCap Value Fund III
( a)
423,143 7,202
Overseas Fund
( a)
1,169,198 11,692
Short-Term Income Fund
( a)
1,400,494 17,212
$ 98,407
TOTAL INVESTMENT COMPANIES $ 190,480
Total Investments $ 190,480
Other Assets and Liabilities -  0.00% (5)
TOTAL NET ASSETS - 100.00% $ 190,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 56.56%
Domestic Equity Funds 33.56%
International Equity Funds 8.11%
Specialty Funds 1.77%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 7,401 $ 1,326 $ 2,513 $ 8,557
Bond Market Index Fund 14,856 11,325 4,102 22,996
Core Fixed Income Fund — 40,661 1,467 38,995
Core Plus Bond Account 29,308 5,414 36,595 —
Diversified International Fund Class R-6 — 17,441 3,120 11,918
Diversified International Fund Institutional Class 11,047 232 15,825 —
Diversified Real Asset Fund 3,245 716 984 3,372
Equity Income Fund 6,379 1,278 1,872 7,223
Global Multi-Strategy Fund 8,687 663 9,844 —
High Income Fund 13,182 2,215 6,763 9,252
Inflation Protection Fund 6,906 1,620 1,595 7,357
International Small Company Fund 3,385 677 1,067 3,757
LargeCap Growth Fund I 7,561 1,581 2,476 8,518
LargeCap S&P 500 Index Fund 13,526 2,459 3,970 15,473
LargeCap Value Fund III 6,481 1,389 1,862 7,202
MidCap Fund 6,207 1,227 2,195 7,471
MidCap Value Fund I — 5,451 917 4,757
MidCap Value Fund III 4,052 190 4,836 —
Overseas Fund 11,082 2,164 3,358 11,692
Short-Term Income Account 16,035 431 16,721 —
Short-Term Income Fund — 19,775 2,756 17,212
SmallCap Growth Fund I 2,156 481 643 2,512
SmallCap Value Fund II 1,994 325 529 2,216
$ 173,490 $ 119,041 $ 126,010 $ 190,480
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 66 $ 457 $ 321 $ 1,886
Bond Market Index Fund 544 19 — 898
Core Fixed Income Fund 250 (2) — (197)
Core Plus Bond Account 990 (774) — 2,647
Diversified International Fund Class R-6 270 75 — (2,478)
Diversified International Fund Institutional Class — 4 — 4,542
Diversified Real Asset Fund 80 (7) — 402
Equity Income Fund 149 215 191 1,223
Global Multi-Strategy Fund — 140 — 354
High Income Fund 729 (66) — 684
Inflation Protection Fund 129 2 — 424
International Small Company Fund 106 5 — 757
LargeCap Growth Fund I 22 286 620 1,566
LargeCap S&P 500 Index Fund 307 127 273 3,331
LargeCap Value Fund III 162 125 288 1,069
MidCap Fund 49 267 303 1,965
MidCap Value Fund I 103 (13) 136 236
MidCap Value Fund III 62 6 — 588
Overseas Fund 350 2 — 1,802
Short-Term Income Account — 26 — 229
Short-Term Income Fund 281 5 — 188
SmallCap Growth Fund I — 61 177 457
SmallCap Value Fund II 20 26 — 400
$ 4,669 $ 986 $ 2,309 $ 22,973
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55.31%
Blue Chip Fund
( a)
201,498 $ 5,396
Core Fixed Income Fund
( a)
3,227,568 31,533
Diversified International Fund
( a)
1,136,406 14,625
Diversified Real Asset Fund
( a)
288,800 3,362
International Small Company Fund
( a)
437,751 4,995
LargeCap Growth Fund I
( a)
972,955 15,626
MidCap Fund
( a)
306,628 9,463
MidCap Value Fund I
( a)
446,963 6,396
Origin Emerging Markets Fund
( a)
274,227 3,159
SmallCap Growth Fund I
( a),(b)
245,361 3,317
SmallCap Value Fund II
( a)
263,972 2,898
$ 100,770
Principal Funds, Inc. Institutional Class - 44.69%
Bond Market Index Fund
( a)
1,509,345 17,010
Equity Income Fund
( a)
142,664 4,868
High Income Fund
( a)
802,361 7,582
Inflation Protection Fund
( a)
442,526 3,828
LargeCap S&P 500 Index Fund
( a)
1,004,957 19,747
LargeCap Value Fund III
( a)
819,884 13,955
Overseas Fund
( a)
1,441,773 14,418
$ 81,408
TOTAL INVESTMENT COMPANIES $ 182,178
Total Investments $ 182,178
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 182,172
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 44.82%
Fixed Income Funds 40.94%
International Equity Funds 12.39%
Specialty Funds 1.85%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 4,165 $ 962 $ 1,083 $ 5,396
Bond Market Index Fund 9,760 8,361 1,628 17,010
Core Fixed Income Fund — 32,480 791 31,533
Core Plus Bond Account 19,749 4,064 25,065 —
Diversified International Fund Class R-6 — 15,758 1,905 14,625
Diversified International Fund Institutional Class 11,512 407 13,519 —
Diversified Real Asset Fund 2,743 789 518 3,362
Equity Income Fund 3,830 943 796 4,868
Global Multi-Strategy Fund 6,259 498 7,125 —
High Income Fund 7,946 1,834 2,573 7,582
Inflation Protection Fund 3,142 952 463 3,828
International Emerging Markets Fund 1,385 82 1,503 —
International Small Company Fund 3,807 990 705 4,995
LargeCap Growth Fund I 12,275 3,310 3,014 15,626
LargeCap S&P 500 Index Fund 15,471 3,621 3,431 19,747
LargeCap Value Fund III 11,001 3,007 2,127 13,955
MidCap Fund 7,031 1,754 1,901 9,463
MidCap Value Fund I — 6,762 585 6,396
MidCap Value Fund III 4,740 377 5,876 —
Origin Emerging Markets Fund 1,340 1,913 627 3,159
Overseas Fund 11,543 2,918 2,074 14,418
SmallCap Growth Fund I 2,454 699 431 3,317
SmallCap Value Fund II 2,267 491 371 2,898
$ 142,420 $ 92,972 $ 78,111 $ 182,178
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 42 $ 90 $ 199 $ 1,262
Bond Market Index Fund 397 1 — 516
Core Fixed Income Fund 198 (1) — (155)
Core Plus Bond Account 713 348 — 904
Diversified International Fund Class R-6 326 1 — 771
Diversified International Fund Institutional Class — — — 1,600
Diversified Real Asset Fund 79 — — 348
Equity Income Fund 95 1 127 890
Global Multi-Strategy Fund — 8 — 360
High Income Fund 511 (17) — 392
Inflation Protection Fund 63 — — 197
International Emerging Markets Fund — (69) — 105
International Small Company Fund 141 — — 903
LargeCap Growth Fund I 39 32 1,125 3,023
LargeCap S&P 500 Index Fund 388 19 344 4,067
LargeCap Value Fund III 310 2 551 2,072
MidCap Fund 61 49 378 2,530
MidCap Value Fund I 136 — 180 219
MidCap Value Fund III 75 (1) — 760
Origin Emerging Markets Fund 55 — — 533
Overseas Fund 429 — — 2,031
SmallCap Growth Fund I — (2) 230 597
SmallCap Value Fund II 26 1 — 510
$ 4,084 $ 462 $ 3,134 $ 24,435
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 51.12%
Blue Chip Fund
( a)
111,504 $ 2,986
Core Fixed Income Fund
( a)
924,949 9,037
Diversified International Fund
( a)
645,403 8,306
International Small Company Fund
( a)
232,986 2,658
LargeCap Growth Fund I
( a)
543,339 8,726
MidCap Value Fund I
( a)
283,537 4,057
Origin Emerging Markets Fund
( a)
208,182 2,398
Real Estate Securities Fund
( a)
72,562 2,015
SmallCap Growth Fund I
( a),(b)
135,830 1,837
SmallCap Value Fund II
( a)
149,062 1,637
$ 43,657
Principal Funds, Inc. Institutional Class - 48.89%
Bond Market Index Fund
( a)
437,432 4,930
Equity Income Fund
( a)
79,301 2,706
High Income Fund
( a)
272,428 2,574
LargeCap S&P 500 Index Fund
( a)
561,922 11,042
LargeCap Value Fund III
( a)
463,222 7,884
MidCap Growth Fund III
( a),(b)
377,079 4,465
Overseas Fund
( a)
815,240 8,152
$ 41,753
TOTAL INVESTMENT COMPANIES $ 85,410
Total Investments $ 85,410
Other Assets and Liabilities -  (0.01)% (5)
TOTAL NET ASSETS - 100.00% $ 85,405
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 55.46%
Fixed Income Funds 29.08%
International Equity Funds 15.47%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 2,222 $ 627 $ 585 $ 2,986
Bond Market Index Fund 3,098 2,281 612 4,930
Core Fixed Income Fund — 9,384 302 9,037
Core Plus Bond Account 6,561 1,550 8,525 —
Diversified International Fund Class R-6 — 8,799 911 8,306
Diversified International Fund Institutional Class 6,277 284 7,450 —
Equity Income Fund 2,056 617 449 2,706
High Income Fund 2,331 694 559 2,574
International Emerging Markets Fund 911 72 1,007 —
International Small Company Fund 1,957 626 392 2,658
LargeCap Growth Fund I 6,553 2,131 1,586 8,726
LargeCap S&P 500 Index Fund 8,255 2,393 1,805 11,042
LargeCap Value Fund III 5,981 1,968 1,194 7,884
MidCap Growth Fund III 3,267 1,151 773 4,465
MidCap Value Fund I — 4,370 387 4,057
MidCap Value Fund III 2,913 292 3,732 —
Origin Emerging Markets Fund 878 1,352 206 2,398
Overseas Fund 6,294 1,954 1,215 8,152
Real Estate Securities Fund 1,306 610 261 2,015
SmallCap Growth Fund I 1,306 452 236 1,837
SmallCap Value Fund II 1,236 338 218 1,637
$ 63,402 $ 41,945 $ 32,405 $ 85,410
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 23 $ 24 $ 109 $ 698
Bond Market Index Fund 114 — — 163
Core Fixed Income Fund 55 (1) — (44)
Core Plus Bond Account 239 107 — 307
Diversified International Fund Class R-6 184 (1) — 419
Diversified International Fund Institutional Class — (1) — 890
Equity Income Fund 52 2 70 480
High Income Fund 163 (1) — 109
International Emerging Markets Fund — (221) — 245
International Small Company Fund 75 1 — 466
LargeCap Growth Fund I 22 19 625 1,609
LargeCap S&P 500 Index Fund 216 4 192 2,195
LargeCap Value Fund III 174 — 309 1,129
MidCap Growth Fund III — 1 341 819
MidCap Value Fund I 86 — 114 74
MidCap Value Fund III 47 — — 527
Origin Emerging Markets Fund 42 — — 374
Overseas Fund 241 2 — 1,117
Real Estate Securities Fund 40 1 17 359
SmallCap Growth Fund I — — 127 315
SmallCap Value Fund II 15 — — 281
$ 1,788 $ (64) $ 1,904 $ 12,532
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 50.63%
Blue Chip Fund
( a)
54,699 $ 1,465
Core Fixed Income Fund
( a)
249,395 2,437
Diversified International Fund
( a)
320,727 4,128
International Small Company Fund
( a)
113,409 1,294
LargeCap Growth Fund I
( a)
271,152 4,355
MidCap Value Fund I
( a)
144,327 2,065
Origin Emerging Markets Fund
( a)
106,385 1,225
Real Estate Securities Fund
( a)
32,722 909
SmallCap Growth Fund I
( a),(b)
69,635 941
SmallCap Value Fund II
( a)
78,886 866
$ 19,685
Principal Funds, Inc. Institutional Class - 49.39%
Bond Market Index Fund
( a)
107,715 1,214
Equity Income Fund
( a)
39,255 1,339
High Income Fund
( a)
81,819 773
LargeCap S&P 500 Index Fund
( a)
283,318 5,567
LargeCap Value Fund III
( a)
233,580 3,976
MidCap Growth Fund III
( a),(b)
191,622 2,269
Overseas Fund
( a)
406,418 4,064
$ 19,202
TOTAL INVESTMENT COMPANIES $ 38,887
Total Investments $ 38,887
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 38,881
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 61.10%
Fixed Income Funds 21.99%
International Equity Funds 16.93%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,206 $ 219 $ 344 $ 1,465
Bond Market Ind ex Fund 669 735 213 1,214
Core Fixed Income Fund — 2,542 93 2,437
Core Plus Bond Account 1,656 249 2,008 —
Diversified International Fund Class R-6 — 4,522 583 4,128
Diversified International Fund Institutional Class 3,451 94 4,050 —
Equity Income Fund 1,125 215 257 1,339
High Income Fund 703 203 164 773
International Emerging Markets Fund 514 22 550 —
International Small Company Fund 1,055 206 210 1,294
LargeCap Growth Fund I 3,589 792 911 4,355
LargeCap S&P 500 Index Fund 4,520 832 960 5,567
LargeCap Value Fund III 3,309 713 660 3,976
MidCap Growth Fund III 1,828 430 446 2,269
MidCap Value Fund I — 2,224 210 2,065
MidCap Value Fund III 1,606 96 1,980 —
Origin Emerging Markets Fund 496 662 135 1,225
Overseas Fund 3,459 657 646 4,064
Real Estate Securities Fund 653 210 131 909
SmallCap Growth Fund I 739 169 146 941
SmallCap Value Fund II 706 121 118 866
$ 31,284 $ 15,913 $ 14,815 $ 38,887
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 11 $ 34 $ 54 $ 350
Bond Market Index Fund 28 — — 23
Core Fixed Income Fund 15 — — (12)
Core Plus Bond Account 57 9 — 94
Diversified International Fund Class R-6 92 — — 189
Diversified International Fund Institutional Class — — — 505
Equity Income Fund 27 2 35 254
High Income Fund 52 — — 31
International Emerging Markets Fund — (113) — 127
International Small Company Fund 37 — — 243
LargeCap Growth Fund I 11 36 314 849
LargeCap S&P 500 Index Fund 109 6 97 1,169
LargeCap Value Fund III 89 (1) 157 615
MidCap Growth Fund III — 2 175 455
MidCap Value Fund I 44 — 58 51
MidCap Value Fund III 23 — — 278
Origin Emerging Markets Fund 21 1 — 201
Overseas Fund 121 — — 594
Real Estate Securities Fund 19 1 8 176
SmallCap Growth Fund I — (1) 66 180
SmallCap Value Fund II 8 (1) — 158
$ 764 $ (25) $ 964 $ 6,530
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 50.15%
Blue Chip Fund
( a)
11,811 $ 317
Core Fixed Income Fund
( a)
27,346 267
Diversified International Fund
( a)
72,271 930
International Small Company Fund
( a)
24,988 285
LargeCap Growth Fund I
( a)
58,017 932
MidCap Value Fund I
( a)
32,288 462
Origin Emerging Markets Fund
( a)
25,680 296
Real Estate Securities Fund
( a)
6,843 190
SmallCap Growth Fund I
( a),(b)
15,315 207
SmallCap Value Fund II
( a)
17,485 192
$ 4,078
Principal Funds, Inc. Institutional Class - 49.91%
Bond Market Index Fund
( a)
14,429 163
Equity Income Fund
( a)
8,625 294
High Income Fund
( a)
13,539 128
LargeCap S&P 500 Index Fund
( a)
60,760 1,194
LargeCap Value Fund III
( a)
50,791 864
MidCap Growth Fund III
( a),(b)
42,002 497
Overseas Fund
( a)
91,768 918
$ 4,058
TOTAL INVESTMENT COMPANIES $ 8,136
Total Investments $ 8,136
Other Assets and Liabilities -  (0.06)% (5)
TOTAL NET ASSETS - 100.00% $ 8,131
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.33%
International Equity Funds 18.43%
Fixed Income Funds 18.30%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 187 $ 156 $ 95 $ 317
Bond Market Index Fund 27 175 40 163
Core Fixed Income Fund — 278 10 267
Core Plus Bond Account 103 97 209 —
Diversified International Fund Class R-6 — 1,093 228 930
Diversified International Fund Institutional Class 543 88 696 —
Equity Income Fund 175 155 83 294
High Income Fund 102 84 62 128
International Emerging Markets Fund 87 29 117 —
International Small Company Fund 160 160 78 285
LargeCap Growth Fund I 555 493 268 932
LargeCap S&P 500 Index Fund 700 614 333 1,194
LargeCap Value Fund III 512 477 235 864
MidCap Growth Fund III 287 274 143 497
MidCap Value Fund I — 570 92 462
MidCap Value Fund III 257 95 427 —
Origin Emerging Markets Fund 84 237 68 296
Overseas Fund 544 522 257 918
Real Estate Securities Fund 99 113 52 190
SmallCap Growth Fund I 119 111 53 207
SmallCap Value Fund II 112 101 49 192
$ 4,653 $ 5,922 $ 3,595 $ 8,136
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 2 $ 11 $ 67
Bond Market Index Fund 4 — — 1
Core Fixed Income Fund 2 — — (1)
Core Plus Bond Account 5 3 — 6
Diversified International Fund Class R-6 20 — — 65
Diversified International Fund Institutional Class — — — 65
Equity Income Fund 5 — 7 47
High Income Fund 8 — — 4
International Emerging Markets Fund — (8) — 9
International Small Company Fund 8 — — 43
LargeCap Growth Fund I 2 2 64 150
LargeCap S&P 500 Index Fund 23 2 20 211
LargeCap Value Fund III 18 1 33 109
MidCap Growth Fund III — — 37 79
MidCap Value Fund I 9 — 12 (16)
MidCap Value Fund III 5 — — 75
Origin Emerging Markets Fund 5 — — 43
Overseas Fund 27 1 — 108
Real Estate Securities Fund 4 — 2 30
SmallCap Growth Fund I — — 14 30
SmallCap Value Fund II 1 — — 28
$ 148 $ 3 $ 200 $ 1,153
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.97%
Blue Chip Fund
(a)
40,205 $ 1,077
Core Fixed Income Fund
(a)
701,276 6,851
Diversified International Fund
(a)
57,238 737
Diversified Real Asset Fund
(a)
43,055 501
International Small Company Fund
(a)
21,209 242
MidCap Fund
(a)
25,863 798
SmallCap Growth Fund I
(a),(b)
11,477 155
SmallCap Value Fund II
(a)
13,023 143
$ 10,504
Principal Funds, Inc. Institutional Class - 60.05%
Bond Market Index Fund
(a)
388,446 4,378
Equity Income Fund
(a)
26,958 920
High Income Fund
(a)
208,521 1,971
Inflation Protection Fund
(a)
139,039 1,203
LargeCap S&P 500 Index Fund
(a)
49,892 980
Overseas Fund
(a)
73,006 730
Short-Term Income Fund
(a)
455,610 5,599
$ 15,781
TOTAL INVESTMENT COMPANIES $ 26,285
Total Investments $ 26,285
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 26,279
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78.91%
Domestic Equity Funds 15.50%
International Equity Funds 3.70%
Specialty Funds 1.91%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 800 $ 242 $ 225 $ 1,077
Bond Market Index Fund 2,391 2,285 424 4,378
Core Fixed Income Fund — 7,104 219 6,851
Core Plus Bond Account 4,624 1,429 6,341 —
Diversified International Fund Class R-6 — 850 75 737
Diversified International Fund Institutional Class 521 20 692 —
Diversified Real Asset Fund 369 166 81 501
Equity Income Fund 662 235 135 920
Global Multi-Strategy Fund 1,443 203 1,731 —
High Income Fund 1,941 644 704 1,971
Inflation Protection Fund 976 329 163 1,203
International Small Company Fund 165 68 32 242
LargeCap S&P 500 Index Fund 728 227 169 980
MidCap Fund 540 196 137 798
Overseas Fund 523 207 97 730
Short-Term Income Account 4,766 414 5,25 5 —
Short-Term Income Fund — 6,010 473 5,599
SmallCap Growth Fund I 111 42 24 155
SmallCap Value Fund II 106 32 19 143
$ 20,666 $ 20,703 $ 16,99 6 $ 26,285
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 8 $ 13 $ 40 $ 247
Bond Market Index Fund 102 — — 126
Core Fixed Income Fund 42 (1) — (33)
Core Plus Bond Account 182 (236) — 524
Diversified International Fund Class R-6 17 1 — (39)
Diversified International Fund Institutional Class — 1 — 150
Diversified Real Asset Fund 12 — — 47
Equity Income Fund 17 2 24 156
Global Multi-Strategy Fund — 39 — 46
High Income Fund 129 (4) — 94
Inflation Protection Fund 21 — — 61
International Small Company Fund 7 — — 41
LargeCap S&P 500 Index Fund 19 1 17 193
MidCap Fund 5 4 32 195
Overseas Fund 22 — — 97
Short-Term Income Account — 8 7 — (12)
Short-Term Income Fund 91 — — 62
SmallCap Growth Fund I — — 11 26
SmallCap Value Fund II 1 — — 24
$ 675 $ (9 3 ) $ 124 $ 2,005
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Real Estate Securities Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 0.70% Shares Held Value (000's)
Money Market Funds - 0.70%
Principal Government Money Market Fund
1.41%
(a),(b)
1,130,553 $ 1,13 0
TOTAL INVESTMENT COMPANIES $ 1,13 0
COMMON STOCKS - 98.92% Shares Held Value (000's)
Lodging - 1.17%
Hilton Worldwide Holdings Inc 17,109 1,897
REITs - 95.12%
Alexandria Real Estate Equities Inc 41,728 6,742
American Homes 4 Rent 177,315 4,647
American Tower Corp 6,651 1,529
Americold Realty Trust 58,357 2,046
Apartment Investment & Management Co 78,908 4,076
AvalonBay Communities Inc 42,495 8,911
Boston Properties Inc 33,747 4,652
Brandywine Realty Trust 44,839 706
Cousins Properties Inc 89,067 3,670
Crown Castle International Corp 6,771 962
CubeSmart 72,374 2,278
Duke Realty Corp 70,540 2,446
EPR Properties 39,987 2,825
Equinix Inc 18,509 10,804
Equity LifeStyle Properties Inc 40,600 2,858
Equity Residential 20,657 1,672
Essential Properties Realty Trust Inc 60,413 1,499
Essex Property Trust Inc 22,849 6,874
Extra Space Storage Inc 34,830 3,679
First Industrial Realty Trust Inc 30,552 1,268
Healthcare Realty Trust Inc 57,150 1,907
Healthcare Trust of America Inc 179,956 5,449
Healthpeak Properties Inc 90,467 3,118
Host Hotels & Resorts Inc 146,850 2,724
Invitation Homes Inc 282,202 8,458
Kilroy Realty Corp 43,031 3,610
Park Hotels & Resorts Inc 54,240 1,403
Prologis Inc 141,062 12,574
Public Storage 10,682 2,275
Regency Centers Corp 71,491 4,510
Sabra Health Care REIT Inc 86,880 1,854
Saul Centers Inc 13,384 706
Simon Property Group Inc 32,465 4,836
STORE Capital Corp 130,800 4,871
Sun Communities Inc 33,510 5,030
Sunstone Hotel Investors Inc 101,331 1,411
Taubman Centers Inc 24,460 760
Terreno Realty Corp 54,610 2,957
VICI Properties Inc 93,774 2,396
Welltower Inc 98,545 8,059
Weyerhaeuser Co 32,570 984
$ 154,036
Software - 2.63%
InterXion Holding NV
( c)
50,801 4,258
TOTAL COMMON STOCKS $ 160,191
Total Investments $ 161,32 1
Other Assets and Liabilities -  0.38% 60 9
TOTAL NET ASSETS - 100.00% $ 161,930
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 95.12%
Technology 2.63%
Consumer, Cyclical 1.17%
Money Market Funds 0.70%
Other Assets and Liabilities
0.38%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 911 $ 24,54 8 $ 24,329 $ 1,13 0
$ 911 $ 24,54 8 $ 24,329 $ 1,13 0
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Money Market Funds - 0.39%
Principal Government Money Market Fund
1.41%
(a),(b)
2,721,275 $ 2,721
Principal Exchange-Traded Funds - 20.25%
Principal Active Global Dividend Income ETF
( a)
1,219,500 36,652
Principal Active Income ETF
( a)
235,100 9,639
Principal Investment Grade Corporate Active
ETF
( a)
205,200 5,329
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 72,121
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 17,732
$ 141,473
Principal Funds, Inc. Class R-6 - 50.27%
Blue Chip Fund
( a)
2,392,691 64,076
Core Fixed Income Fund
( a)
8,626,058 84,277
Diversified International Fund
( a)
6,395,534 82,310
Diversified Real Asset Fund
( a)
1,891,076 22,012
Edge MidCap Fund
( a)
1,891,272 29,239
Global Real Estate Securities Fund
( a)
1,944,690 20,186
High Yield Fund
( a)
1,418,242 10,183
International Small Company Fund
( a)
895,962 10,223
Origin Emerging Markets Fund
( a)
899,462 10,362
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,774,868 18,459
$ 351,327
Principal Funds, Inc. Institutional Class - 9.06%
Inflation Protection Fund
( a)
1,172,855 10,145
Short-Term Income Fund
( a)
4,324,868 53,153
$ 63,298
Principal Variable Contracts Funds, Inc.  Class 1 - 19.94%
Equity Income Account
( a)
3,289,560 92,733
Government & High Quality Bond Account
( a)
4,754,341 46,640
$ 139,373
TOTAL INVESTMENT COMPANIES $ 698,192
Total Investments $ 698,192
Other Assets and Liabilities -  0.09% 638
TOTAL NET ASSETS - 100.00% $ 698,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 45.81%
Domestic Equity Funds 39.48%
International Equity Funds 11.08%
Specialty Funds 3.15%
Money Market Funds 0.39%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 54,795 $ 8,957 $ 16,592 $ 64,076
Core Fixed Income Fund — 89,332 7,198 84,277
Diversified International Fund Class R-6 — 84,482 9,99 2 82,310
Diversified International Fund Institutional Class 71,127 936 78,482 —
Diversified Real Asset Fund 22,409 736 3,795 22,012
Edge MidCap Fund 24,457 3,028 5,093 29,239
Equity Income Account 80,186 7,973 13,65 2 92,733
Global Multi-Strategy Fund 26,336 14 27,843 —
Global Real Estate Securities Fund 20,436 2,203 5,883 20,186
Government & High Quality Bond Account 40,125 12,055 6,808 46,640
High Yield Fund 10,242 841 1,616 10,183
Income Account 79,967 262 83,449 —
Inflation Protection Fund 11,152 299 1,963 10,145
International Emerging Markets Fund 8,258 6 9,276 —
International Small Company Fund 7,392 1,823 795 10,223
Origin Emerging Markets Fund — 10,355 597 10,362
Principal Active Global Dividend Income ETF 30,012 — 489 36,652
Principal Active Income ETF 8,651 28 1 — 9,639
Principal Government Money Market Fund 1.41% 2,067 16,957 16,303 2,721
Principal Investment Grade Corporate Active ETF 10,579 — 5,921 5,329
Principal U.S. Mega-Cap Multi-Factor Index ETF 66,603 — 10,486 72,121
Principal U.S. Small-Cap Multi-Factor Index ETF 14,004 1,23 3 — 17,732
Real Estate Debt Income Fund 7,387 161 7,89 3 —
Short-Term Income Fund 50,441 10,045 8,477 53,153
Spectrum Preferred and Capital Securities Income Fund 17,967 1,577 2,958 18,459
$ 664,593 $ 253,55 6 $ 325,56 1 $ 698,192
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 496 $ 1,188 $ 2,391 $ 15,728
Core Fixed Income Fund 1,525 75 — 2,068
Diversified International Fund Class R-6 1,8 60 12 7 — 7,693
Diversified International Fund Institutional Class — (19) — 6,438
Diversified Real Asset Fund 520 98 — 2,564
Edge MidCap Fund 297 183 861 6,664
Equity Income Account 2,00 8 1,63 2 1,993 16,594
Global Multi-Strategy Fund — 1,490 — 3
Global Real Estate Securities Fund 692 319 587 3,111
Government & High Quality Bond Account 1,226 (122) — 1,390
High Yield Fund 630 10 — 706
Income Account — 7,339 — (4,119)
Inflation Protection Fund 191 (22) — 679
International Emerging Markets Fund — 1,749 — (737)
International Small Company Fund 290 23 — 1,780
Origin Emerging Markets Fund 183 5 — 599
Principal Active Global Dividend Income ETF 1,019 (36) — 7,165
Principal Active Income ETF 454 — — 707
Principal Government Money Market Fund 1.41% 50 — — —
Principal Investment Grade Corporate Active ETF 417 152 45 519
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,586 718 — 15,286
Principal U.S. Small-Cap Multi-Factor Index ETF 235 — — 2,495
Real Estate Debt Income Fund 16 0 15 4 — 191
Short-Term Income Fund 1,242 (30) — 1,174
Spectrum Preferred and Capital Securities Income Fund 939 (74) — 1,947
$ 16,0 2 0 $ 14,9 5 9 $ 5,877 $ 90,645
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 99.95% Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund
1.41%
(a),(b)
579,799 $ 580
Principal Exchange-Traded Funds - 13.98%
Principal Active Global Dividend Income ETF
( a)
133,000 3,997
Principal Active Income ETF
( a)
126,800 5,199
Principal Investment Grade Corporate Active
ETF
( a)
73,400 1,906
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 12,420
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 2,969
$ 26,491
Principal Funds, Inc. Class R-6 - 52.43%
Blue Chip Fund
( a)
465,985 12,479
Core Fixed Income Fund
( a)
3,529,993 34,488
Diversified International Fund
( a)
1,230,109 15,831
Diversified Real Asset Fund
( a)
464,580 5,408
Edge MidCap Fund
( a)
363,496 5,620
Global Diversified Income Fund
( a)
372,382 5,124
Global Real Estate Securities Fund
( a)
413,349 4,290
High Yield Fund
( a)
585,043 4,201
International Small Company Fund
( a)
175,594 2,003
Origin Emerging Markets Fund
( a)
174,052 2,005
Spectrum Preferred and Capital Securities Income
Fund
( a)
759,878 7,903
$ 99,352
Principal Funds, Inc. Institutional Class - 13.80%
Inflation Protection Fund
( a)
544,667 4,712
Short-Term Income Fund
( a)
1,744,691 21,442
$ 26,154
Principal Variable Contracts Funds, Inc.  Class 1 - 19.43%
Equity Income Account
( a)
610,085 17,198
Government & High Quality Bond Account
( a)
1,998,840 19,609
$ 36,807
TOTAL INVESTMENT COMPANIES $ 189,384
Total Investments $ 189,384
Other Assets and Liabilities -  0.05% 91
TOTAL NET ASSETS - 100.00% $ 189,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 60.84%
Domestic Equity Funds 26.76%
International Equity Funds 6.49%
Specialty Funds 5.55%
Money Market Funds 0.31%
Other Assets and Liabilities
0.05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 9,319 $ 2,391 $ 2,254 $ 12,479
Core Fixed Income Fund — 35,544 1,891 34,488
Diversified International Fund Class R-6 — 15,240 1,063 15,831
Diversified International Fund Institutional Class 12,173 563 13,647 —
Diversified Real Asset Fund 5,061 425 700 5,408
Edge MidCap Fund 3,962 1,227 753 5,620
Equity Income Account 13,827 2,25 8 2,140 17,198
Global Diversified Income Fund 4,642 583 475 5,124
Global Multi-Strategy Fund 6,969 152 7,521 —
Global Real Estate Securities Fund 3,917 630 940 4,290
Government & High Quality Bond Account 17,903 3,138 2,053 19,609
High Yield Fund 4,362 594 1,068 4,201
Income Account 29,763 686 31,689 —
Inflation Protection Fund 4,746 294 616 4,712
International Emerging Markets Fund 1,347 47 1,561 —
International Small Company Fund 1,335 484 161 2,003
Origin Emerging Markets Fund — 1,993 114 2,005
Principal Active Global Dividend Income ETF 3,226 — — 3,997
Principal Active Income ETF 4,809 — — 5,199
Principal Government Money Market Fund 1.41% 897 5,246 5,563 580
Principal Investment Grade Corporate Active ETF 4,251 — 2,608 1,906
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,791 — 1,017 12,420
Principal U.S. Small-Cap Multi-Factor Index ETF 2,172 396 — 2,969
Real Estate Debt Income Fund 1,616 61 1,755 —
Short-Term Income Fund 20,485 3,109 2,630 21,442
Spectrum Preferred and Capital Securities Income Fund 7,074 839 777 7,903
$ 174,647 $ 75,90 0 $ 82,99 6 $ 189,384
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 97 $ 126 $ 467 $ 2,897
Core Fixed Income Fund 60 6 6 — 829
Diversified International Fund Class R-6 357 6 — 1,648
Diversified International Fund Institutional Class — — — 911
Diversified Real Asset Fund 128 16 — 606
Edge MidCap Fund 57 26 165 1,158
Equity Income Account 377 1 375 3,25 2
Global Diversified Income Fund 260 (1 3 ) — 38 7
Global Multi-Strategy Fund — 248 — 152
Global Real Estate Securities Fund 145 33 125 650
Government & High Quality Bond Account 51 5 (65) — 686
High Yield Fund 276 13 — 300
Income Account — 2,106 — (866)
Inflation Protection Fund 86 (7) — 295
International Emerging Markets Fund — 312 — (145)
International Small Company Fund 57 (8) — 353
Origin Emerging Markets Fund 36 — — 126
Principal Active Global Dividend Income ETF 110 — — 77 1
Principal Active Income ETF 250 — — 390
Principal Government Money Market Fund 1.41% 19 — — —
Principal Investment Grade Corporate Active ETF 156 67 16 196
Principal U.S. Mega-Cap Multi-Factor Index ETF 265 60 — 2,586
Principal U.S. Small-Cap Multi-Factor Index ETF 38 — — 401
Real Estate Debt Income Fund 37 34 — 44
Short-Term Income Fund 512 (8) — 486
Spectrum Preferred and Capital Securities Income Fund 392 (22) — 789
$ 4,77 6 $ 2,93 1 $ 1,148 $ 18,90 2
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Money Market Funds - 0.23%
Principal Government Money Market Fund
1.41%
(a),(b)
825,931 $ 826
Principal Exchange-Traded Funds - 21.75%
Principal Active Global Dividend Income ETF
( a)
401,000 12,052
Principal Active Income ETF
( a)
114,000 4,674
Principal Investment Grade Corporate Active
ETF
( a)
64,900 1,685
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,501,300 46,991
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 12,223
$ 77,625
Principal Funds, Inc. Class R-6 - 52.97%
Blue Chip Fund
( a)
1,673,589 44,819
Core Fixed Income Fund
( a)
1,774,786 17,340
Diversified International Fund
( a)
4,777,279 61,484
Diversified Real Asset Fund
( a)
1,072,488 12,484
Edge MidCap Fund
( a)
1,393,225 21,539
Global Real Estate Securities Fund
( a)
1,153,672 11,975
International Small Company Fund
( a)
606,983 6,926
Origin Emerging Markets Fund
( a)
620,450 7,147
Spectrum Preferred and Capital Securities Income
Fund
( a)
512,075 5,325
$ 189,039
Principal Funds, Inc. Institutional Class - 4.47%
Short-Term Income Fund
( a)
1,296,546 15,93 5
Principal Variable Contracts Funds, Inc.  Class 1 - 20.49%
Equity Income Account
( a)
2,200,448 62,031
Government & High Quality Bond Account
( a)
1,129,273 11,078
$ 73,109
TOTAL INVESTMENT COMPANIES $ 356,53 4
Total Investments $ 356,53 4
Other Assets and Liabilities -  0.09% 31 3
TOTAL NET ASSETS - 100.00% $ 356,847
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.57%
Fixed Income Funds 32.94%
International Equity Funds 10.67%
Specialty Funds 3.50%
Money Market Funds 0.23%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 35,689 $ 5,161 $ 7,251 $ 44,819
Core Fixed Income Fund — 17,675 750 17,340
Diversified International Fund Class R-6 — 59,494 3,522 61,484
Diversified International Fund Institutional Class 47,933 839 53,245 —
Diversified Real Asset Fund 11,715 1,075 1,722 12,484
Edge MidCap Fund 17,707 1,766 2,913 21,539
Equity Income Account 52,108 5,382 7,356 62,031
Global Multi-Strategy Fund 5,034 11 5,318 —
Global Real Estate Securities Fund 10,875 1,615 2,354 11,975
Government & High Quality Bond Account 9,629 2,252 1,134 11,078
Income Account 16,085 107 16,840 —
International Small Company Fund 4,663 1,428 338 6,926
Multi-Manager Equity Long/Short Fund 7,946 15 8,527 —
Origin Emerging Markets Fund 5,466 918 596 7,147
Principal Active Global Dividend Income ETF 9,167 633 — 12,052
Principal Active Income ETF — 4,509 — 4,674
Principal Government Money Market Fund 1.41% 797 11,514 11,485 826
Principal Investment Grade Corporate Active ETF 2,084 — 552 1,685
Principal U.S. Mega-Cap Multi-Factor Index ETF 40,929 306 4,269 46,991
Principal U.S. Small-Cap Multi-Factor Index ETF 9,276 1,271 — 12,223
Short-Term Income Fund 15,424 2,288 2,12 7 15,93 5
Spectrum Preferred and Capital Securities Income Fund 5,137 667 1,019 5,325
$ 307,664 $ 118,926 $ 131,31 8 $ 356,53 4
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 347 $ 198 $ 1,672 $ 11,022
Core Fixed Income Fund 301 4 — 411
Diversified International Fund Class R-6 1,38 8 (53) — 5,565
Diversified International Fund Institutional Class — (2) — 4,475
Diversified Real Asset Fund 295 (5) — 1,421
Edge MidCap Fund 219 116 635 4,863
Equity Income Account 1,336 (81) 1,326 11,978
Global Multi-Strategy Fund — 316 — (43)
Global Real Estate Securities Fund 399 48 347 1,791
Government & High Quality Bond Account 269 (43) — 374
Income Account — 1,135 — (487)
International Small Company Fund 197 (4) — 1,177
Multi-Manager Equity Long/Short Fund — (288) — 854
Origin Emerging Markets Fund 126 28 — 1,331
Principal Active Global Dividend Income ETF 320 — — 2,252
Principal Active Income ETF 89 — — 165
Principal Government Money Market Fund 1.41% 21 — — —
Principal Investment Grade Corporate Active ETF 113 20 15 133
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,001 248 — 9,777
Principal U.S. Small-Cap Multi-Factor Index ETF 159 — — 1,676
Short-Term Income Fund 377 (10) — 360
Spectrum Preferred and Capital Securities Income Fund 273 (9) — 549
$ 7,23 0 $ 1,618 $ 3,995 $ 59,644
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 0.27%
Principal Government Money Market Fund
1.41%
(a),(b)
510,842 $ 511
Principal Exchange-Traded Funds - 15.92%
Principal Active Global Dividend Income ETF
( a)
505,300 15,187
Principal Active Income ETF
( a)
124,400 5,100
Principal Investment Grade Corporate Active
ETF
( a)
110,300 2,864
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 6,874
$ 30,025
Principal Funds, Inc. Class R-6 - 45.61%
Blue Chip Fund
( a)
127,002 3,401
Core Fixed Income Fund
( a)
4,657,912 45,508
Edge MidCap Fund
( a)
193,900 2,998
Global Diversified Income Fund
( a)
677,262 9,319
Global Real Estate Securities Fund
( a)
644,487 6,690
High Yield Fund
( a)
1,138,068 8,171
Spectrum Preferred and Capital Securities Income
Fund
( a)
953,668 9,918
$ 86,005
Principal Funds, Inc. Institutional Class - 18.48%
Inflation Protection Fund
( a)
1,295,172 11,203
Short-Term Income Fund
( a)
1,924,464 23,652
$ 34,855
Principal Variable Contracts Funds, Inc.  Class 1 - 19.65%
Equity Income Account
( a)
481,474 13,572
Government & High Quality Bond Account
( a)
2,393,062 23,476
$ 37,048
TOTAL INVESTMENT COMPANIES $ 188,444
Total Investments $ 188,444
Other Assets and Liabilities -  0.07% 141
TOTAL NET ASSETS - 100.00% $ 188,585
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 68.87%
Domestic Equity Funds 14.25%
International Equity Funds 11.60%
Specialty Funds 4.94%
Money Market Funds 0.27%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,887 $ 1,679 $ 840 $ 3,401
Core Fixed Income Fund — 48,670 4,316 45,508
Edge MidCap Fund 2,515 613 829 2,998
Equity Income Account 11,253 2,063 2,335 13,572
Global Diversified Income Fund 8,979 1,175 1,538 9,319
Global Real Estate Securities Fund 6,772 919 2,129 6,690
Government & High Quality Bond Account 21,000 5,395 3,601 23,476
High Yield Fund 7,655 2,290 2,316 8,171
Income Account 42,682 635 45,071 —
Inflation Protection Fund 12,205 796 2,517 11,203
Principal Active Global Dividend Income ETF 12,255 — — 15,187
Principal Active Income ETF 5,670 — 987 5,100
Principal Government Money Market Fund 1.41% 1,632 8,234 9,355 511
Principal Investment Grade Corporate Active ETF 5,868 — 3,373 2,864
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,337 — 987 6,874
Real Estate Debt Income Fund 3,406 134 3,702 —
Short-Term Income Fund 23,258 3,528 3,669 23,652
Spectrum Preferred and Capital Securities Income Fund 9,184 1,364 1,602 9,918
$ 182,558 $ 77,495 $ 89,167 $ 188,444
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 26 $ (4) $ 127 $ 679
Core Fixed Income Fund 81 7 39 — 1,115
Edge MidCap Fund 30 8 88 691
Equity Income Account 285 546 283 2,045
Global Diversified Income Fund 476 2 — 70 1
Global Real Estate Securities Fund 226 119 197 1,009
Government & High Quality Bond Account 624 (82) — 764
High Yield Fund 485 18 — 524
Income Account — 3,169 — (1,415)
Inflation Protection Fund 207 (28) — 747
Principal Active Global Dividend Income ETF 418 — — 2,932
Principal Active Income ETF 266 3 — 414
Principal Government Money Market Fund 1.41% 34 — — —
Principal Investment Grade Corporate Active ETF 227 86 24 283
Principal U.S. Mega-Cap Multi-Factor Index ETF 151 93 — 1,431
Real Estate Debt Income Fund 76 84 — 78
Short-Term Income Fund 571 (8) — 543
Spectrum Preferred and Capital Securities Income Fund 492 (49) — 1,021
$ 5,41 1 $ 3,99 6 $ 719 $ 13,56 2
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 0.22%
Principal Government Money Market Fund
1.41%
(a),(b)
696,254 $ 696
Principal Exchange-Traded Funds - 16.89%
Principal Active Global Dividend Income ETF
( a)
606,000 18,213
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
715,000 22,380
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 12,669
$ 53,262
Principal Funds, Inc. Class R-6 - 61.46%
Blue Chip Fund
( a)
1,808,842 48,441
Diversified International Fund
( a)
5,256,925 67,657
Edge MidCap Fund
( a)
1,364,127 21,089
Global Real Estate Securities Fund
( a)
1,544,414 16,031
International Small Company Fund
( a)
690,005 7,873
LargeCap Growth Fund I
( a)
988,021 15,867
Origin Emerging Markets Fund
( a)
1,467,523 16,906
$ 193,864
Principal Funds, Inc. Institutional Class - 2.44%
LargeCap Value Fund III
( a)
452,417 7,700
Principal Variable Contracts Funds, Inc.  Class 1 - 18.92%
Equity Income Account
( a)
2,116,647 59,669
TOTAL INVESTMENT COMPANIES $ 315,191
Total Investments $ 315,191
Other Assets and Liabilities -  0.07% 222
TOTAL NET ASSETS - 100.00% $ 315,413
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.56%
Fixed Income Funds 21.45%
International Equity Funds 18.70%
Money Market Funds 0.22%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 37,817 $ 3,754 $ 5,141 $ 48,441
Diversified International Fund Class R-6 — 65,285 2,811 67,657
Diversified International Fund Institutional Class 48,705 809 54,608 —
Edge MidCap Fund 16,394 1,875 1,864 21,089
Equity Income Account 48,144 4,875 4,507 59,669
Global Real Estate Securities Fund 14,841 1,598 2,905 16,031
International Small Company Fund 4,479 2,656 464 7,873
LargeCap Growth Fund I — 16,152 454 15,867
LargeCap Value Fund III — 7,773 163 7,700
Origin Emerging Markets Fund 8,731 6,320 778 16,906
Principal Active Global Dividend Income ETF 14,018 78 2 — 18,213
Principal Active Income ETF 11,476 — 11,931 —
Principal Government Money Market Fund 1.41% 798 32,565 32,667 696
Principal U.S. Mega-Cap Multi-Factor Index ETF 33,899 190 19,029 22,380
Principal U.S. Small-Cap Multi-Factor Index ETF 10,392 465 — 12,669
Short-Term Income Fund 5,121 2,677 7,923 —
$ 254,815 $ 147,77 6 $ 145,24 5 $ 315,191
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 373 $ (92) $ 1,791 $ 12,103
Diversified International Fund Class R-6 1,52 2 (70) — 5,253
Diversified International Fund Institutional Class — (42) — 5,136
Edge MidCap Fund 213 3 618 4,681
Equity Income Account 1,261 (110) 1,252 11,267
Global Real Estate Securities Fund 533 74 463 2,423
International Small Company Fund 224 6 — 1,196
LargeCap Growth Fund I 40 (6) 1,148 175
LargeCap Value Fund III 172 — 306 90
Origin Emerging Markets Fund 298 1 — 2,632
Principal Active Global Dividend Income ETF 485 — — 3,413
Principal Active Income ETF 213 22 — 433
Principal Government Money Market Fund 1.41% 24 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 609 1,758 — 5,562
Principal U.S. Small-Cap Multi-Factor Index ETF 171 — — 1,812
Short-Term Income Fund 69 72 — 53
$ 6,20 7 $ 1,616 $ 5,578 $ 56,229
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 3.63% Shares Held Value (000's)
Money Market Funds - 3.63%
BlackRock Liquidity FedFund 1.53%
(a),(b)
309,002 $ 309
Principal Government Money Market Fund
1.41%
(a),(c)
4,443,889 4,444
$ 4,753
TOTAL INVESTMENT COMPANIES $ 4,753
BONDS - 90.82%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.74%
General Dynamics Corp
2.88%, 05 /11/2020 $ 200 $ 201
3.00%, 05 /11/2021 250 254
Northrop Grumman Corp
2.08%, 10 /15/2020 150 150
Rockwell Collins Inc
3.20%, 03 /15/2024 250 260
United Technologies Corp
1.90%, 05 /04/2020 100 100
$ 965
Airlines - 0.35%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07 /15/2024 253 264
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11 /07/2021 191 193
$ 457
Automobile Asset Backed Securities - 7.33%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12 /19/2022 250 251
Americredit Automobile Receivables Trust 2018-2
3.15%, 03 /20/2023 200 202
Americredit Automobile Receivables Trust 2018-3
3.11%, 01 /18/2022 188 188
Americredit Automobile Receivables Trust 2019-1
2.93%, 06 /20/2022 201 202
2.97%, 11 /20/2023 200 202
Americredit Automobile Receivables Trust 2019-2
2.28%, 01 /18/2024 400 402
2.43%, 09 /19/2022 189 190
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01 /18/2023 259 259
Bank of The West Auto Trust 2018-1
3.09%, 04 /15/2021
(d)
108 108
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02 /22/2021
(d)
148 148
3.27%, 06 /20/2023
(d)
250 252
CPS Auto Receivables Trust 2018-B
2.72%, 09 /15/2021
(d)
13 12
CPS Auto Receivables Trust 2018-D
3.06%, 01 /18/2022
(d)
146 146
CPS Auto Receivables Trust 2019-A
3.18%, 06 /15/2022
(d)
113 114
CPS Auto Receivables Trust 2019-B
2.89%, 05 /16/2022
(d)
138 138
CPS Auto Receivables Trust 2019-C
2.55%, 09 /15/2022
(d)
186 186
CPS Auto Trust
2.87%, 09 /15/2021
(d)
58 58
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01 /15/2027
(d)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12 /15/2027
(d)
750 750
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08 /15/2028
(d)
500 506
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01 /15/2030
(d)
400 418
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07 /15/2030
(d)
300 315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12 /14/2021
(d)
$ 39 $ 39
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12 /16/2024
(d)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09 /14/2027
(d)
750 772
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03 /15/2022 50 50
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01 /18/2022 53 53
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02 /15/2022 500 500
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06 /15/2022
(d)
134 134
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11 /25/2031
(d)
250 254
Westlake Automobile Receivables Trust 2018-2
2.84%, 09 /15/2021
(d)
22 22
3.20%, 01 /16/2024
(d)
200 201
Westlake Automobile Receivables Trust 2018-3
2.98%, 01 /18/2022
(d)
114 114
3.32%, 10 /16/2023
(d)
300 302
Westlake Automobile Receivables Trust 2019-1
3.06%, 05 /16/2022
(d)
222 223
3.26%, 10 /17/2022
(d)
350 354
Westlake Automobile Receivables Trust 2019-3
2.15%, 02 /15/2023
(d)
250 250
World Omni Select Auto Trust 2018-1
3.24%, 04 /15/2022
(d)
99 99
World Omni Select Auto Trust 2019-A
2.06%, 08 /15/2023 500 500
$ 9,594
Automobile Floor Plan Asset Backed Securities - 1.46%
Ally Master Owner Trust
2.70%, 01 /17/2023 500 504
3.29%, 05 /15/2023 500 509
Navistar Financial Dealer Note Master Owner
Trust II
2.42%, 09 /25/2023
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.24%, 11 /15/2022
(d)
250 251
1.00 x 1 Month USD LIBOR + 0.50%
2.26%, 07 /17/2023
(d)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,915
Automobile Manufacturers - 0.73%
General Motors Financial Co Inc
2.86%, 04 /09/2021 300 301
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05 /10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01 /11/2022 400 406
$ 961
Banks - 18.29%
Bank of America Corp
2.50%, 10 /21/2022 500 505
2.63%, 10 /19/2020 250 251
3.00%, 12 /20/2023
(e)
430 440
3 Month USD LIBOR + 0.79%
3.13%, 01 /20/2023 350 355
3 Month USD LIBOR + 1.16%
4.20%, 08 /26/2024 500 537

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
2.10%, 10 /24/2024 $ 250 $ 250
2.50%, 04 /15/2021 300 302
2.99%, 10 /30/2023 500 509
3 Month USD LIBOR + 1.05%
BNP Paribas SA
3.50%, 03 /01/2023
(d)
250 259
Capital One NA
3.09%, 01 /30/2023 600 607
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03 /30/2021 900 908
2.90%, 04 /25/2022 200 203
3 Month USD LIBOR + 0.96%
3.50%, 05 /15/2023 250 260
4.00%, 08 /05/2024 274 293
4.04%, 06 /01/2024
(e)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11 /12/2021 250 251
Credit Suisse Group AG
4.21%, 06 /12/2024
(d),(e)
500 529
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06 /15/2022 600 608
3.65%, 01 /25/2024 200 211
4.30%, 01 /16/2024 400 430
Fifth Third Bank/Cincinnati OH
2.25%, 06 /14/2021 300 302
Goldman Sachs Group Inc/The
3.00%, 04 /26/2022 950 962
3.09%, 04 /23/2020 400 401
3 Month USD LIBOR + 1.16%
HSBC Holdings PLC
2.63%, 11 /07/2025
(e)
200 201
3 Month USD LIBOR + 1.14%
3.95%, 05 /18/2024
(e)
250 263
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03 /29/2022 450 460
JPMorgan Chase & Co
2.30%, 08 /15/2021 250 251
2.84%, 04 /25/2023 500 504
3 Month USD LIBOR + 0.90%
3.17%, 10 /24/2023 500 508
3 Month USD LIBOR + 1.23%
4.25%, 10 /15/2020 750 763
KeyBank NA/Cleveland OH
2.40%, 06 /09/2022 400 404
3.30%, 02 /01/2022 250 257
KeyCorp
5.10%, 03 /24/2021 488 506
Morgan Stanley
2.45%, 02 /10/2021 300 300
3 Month USD LIBOR + 0.55%
3.34%, 10 /24/2023 1,400 1,430
3 Month USD LIBOR + 1.40%
4.10%, 05 /22/2023 300 317
MUFG Union Bank NA
2.10%, 12 /09/2022 250 251
PNC Bank NA
2.00%, 05 /19/2020 500 500
2.44%, 07 /27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11 /01/2022 600 612
PNC Financial Services Group Inc/The
3.90%, 04 /29/2024 150 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Scotland Group PLC
4.27%, 03 /22/2025
(e)
$ 250 $ 266
3 Month USD LIBOR + 1.76%
State Street Corp
2.35%, 11 /01/2025
(e)
200 201
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05 /15/2023 688 710
Truist Bank
2.45%, 08 /01/2022 700 708
2.49%, 08 /02/2022 250 251
3 Month USD LIBOR + 0.59%
2.63%, 01 /15/2022 600 608
Truist Financial Corp
2.05%, 05 /10/2021 200 200
2.90%, 03 /03/2021 500 505
UBS AG/London
2.20%, 06 /08/2020
(d)
500 500
UBS Group AG
3.49%, 05 /23/2023
(d)
300 309
US Bancorp
3.60%, 09 /11/2024 350 372
US Bank NA/Cincinnati OH
1.95%, 01 /09/2023 250 250
2.05%, 10 /23/2020 300 300
Wells Fargo & Co
3.07%, 01 /24/2023 1,000 1,021
$ 23,927
Beverages - 0.77%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01 /23/2025 500 545
Keurig Dr Pepper Inc
3.55%, 05 /25/2021 250 255
PepsiCo Inc
2.15%, 10 /14/2020 200 201
$ 1,001
Biotechnology - 0.85%
Amgen Inc
2.20%, 05 /11/2020 200 200
2.65%, 05 /11/2022 400 406
Biogen Inc
2.90%, 09 /15/2020 500 504
$ 1,110
Building Materials - 0.29%
Martin Marietta Materials Inc
4.25%, 07 /02/2024 349 374
Chemicals - 1.07%
Air Liquide Finance SA
1.75%, 09 /27/2021
(d)
250 249
Celanese US Holdings LLC
3.50%, 05 /08/2024 200 207
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05 /01/2020
(d)
168 168
3.30%, 05 /01/2023
(d)
200 206
DuPont de Nemours Inc
4.21%, 11 /15/2023 250 267
International Flavors & Fragrances Inc
3.40%, 09 /25/2020 100 101
Westlake Chemical Corp
3.60%, 07 /15/2022 200 205
$ 1,403
Commercial Mortgage Backed Securities - 1.04%
Ginnie Mae
0.43%, 09 /16/2055
(f),(g)
2,513 68
0.65%, 01 /16/2054
(f),(g)
2,509 72
0.67%, 10 /16/2054
(f),(g)
3,159 91
0.83%, 02 /16/2055
(f),(g)
5,324 153

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.84%, 01 /16/2055
(f),(g)
$ 5,129 $ 179
0.89%, 06 /16/2045
(f),(g)
913 43
1.37%, 12 /16/2036
(f),(g)
1,916 90
GS Mortgage Securities Trust 2017-GS6
1.95%, 05 /10/2050 391 390
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12 /15/2049 272 270
$ 1,356
Computers - 0.78%
Apple Inc
1.90%, 02 /07/2020 200 200
2.50%, 02 /09/2022 150 152
Dell International LLC / EMC Corp
5.45%, 06 /15/2023
(d)
200 217
International Business Machines Corp
2.25%, 02 /19/2021 250 251
2.80%, 05 /13/2021 200 203
$ 1,023
Credit Card Asset Backed Securities - 0.61%
BA Credit Card Trust
1.74%, 01 /15/2025 800 798
Diversified Financial Services - 1.25%
American Express Co
2.75%, 05 /20/2022 200 204
3.00%, 02 /22/2021 250 253
3.70%, 11 /05/2021 150 155
Capital One Financial Corp
3.90%, 01 /29/2024 100 106
GTP Acquisition Partners I LLC
2.35%, 06 /15/2045
(d)
721 721
USAA Capital Corp
2.63%, 06 /01/2021
(d)
200 202
$ 1,641
Electric - 5.40%
Alabama Power Co
2.45%, 03 /30/2022 250 253
Alliant Energy Finance LLC
3.75%, 06 /15/2023
(d)
200 209
Black Hills Corp
4.25%, 11 /30/2023 750 795
CenterPoint Energy Inc
3.60%, 11 /01/2021 300 308
Dominion Energy Inc
2.58%, 07 /01/2020 200 200
2.72%, 08 /15/2021
(g)
200 202
3.07%, 08 /15/2024
(g)
200 206
DTE Energy Co
2.25%, 11 /01/2022 250 250
2.60%, 06 /15/2022 200 201
Duke Energy Florida LLC
1.85%, 01 /15/2020
(h)
400 400
3.10%, 08 /15/2021 250 254
Emera US Finance LP
2.70%, 06 /15/2021 300 303
Evergy Inc
2.45%, 09 /15/2024 200 201
Exelon Corp
3.50%, 06 /01/2022 500 514
Indiantown Cogeneration LP
9.77%, 12 /15/2020 57 59
LG&E & KU Energy LLC
4.38%, 10 /01/2021 310 320
NextEra Energy Capital Holdings Inc
2.90%, 04 /01/2022 150 153
3.15%, 04 /01/2024 150 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
2.88%, 06 /15/2024 $ 100 $ 102
San Diego Gas & Electric Co
1.91%, 02 /01/2022 72 72
Sempra Energy
2.40%, 02 /01/2020 250 250
2.50%, 01 /15/2021 500 500
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02 /01/2022 148 146
Tucson Electric Power Co
3.05%, 03 /15/2025 100 103
Vistra Operations Co LLC
3.70%, 01 /30/2027
(d)
500 497
WEC Energy Group Inc
3.38%, 06 /15/2021 400 408
$ 7,062
Electronics - 0.69%
Fortive Corp
2.35%, 06 /15/2021 300 301
Honeywell International Inc
1.85%, 11 /01/2021 400 401
2.15%, 08 /08/2022 200 202
$ 904
Environmental Control - 0.16%
Republic Services Inc
2.50%, 08 /15/2024 100 101
Waste Management Inc
2.95%, 06 /15/2024 100 103
$ 204
Finance - Mortgage Loan/Banker - 9.50%
Fannie Mae
1.25%, 08 /17/2021 600 597
1.38%, 02 /26/2021 800 798
1.75%, 07 /02/2024 600 601
1.88%, 09 /24/2026 4,550 4,542
2.13%, 04 /24/2026 2,000 2,030
2.50%, 02 /05/2024 500 515
2.63%, 09 /06/2024 750 781
Freddie Mac
2.38%, 02 /16/2021 1,000 1,008
2.75%, 06 /19/2023 1,500 1,558
$ 12,430
Food - 1.28%
Conagra Brands Inc
2.70%, 10 /22/2020 250 250
3 Month USD LIBOR + 0.75%
3.80%, 10 /22/2021 500 516
Kraft Heinz Foods Co
2.47%, 02 /10/2021 400 401
3 Month USD LIBOR + 0.57%
4.00%, 06 /15/2023 150 158
Tyson Foods Inc
2.25%, 08 /23/2021 150 150
2.34%, 08 /21/2020 200 200
3 Month USD LIBOR + 0.45%
$ 1,675
Healthcare - Services - 0.27%
Humana Inc
2.50%, 12 /15/2020 100 100
UnitedHealth Group Inc
1.95%, 10 /15/2020 250 250
$ 350
Home Builders - 0.15%
DR Horton Inc
2.50%, 10 /15/2024 200 200

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07 /19/2022
(d)
$ 200 $ 202
Insurance - 3.67%
Allstate Corp/The
2.59%, 03 /29/2023 250 251
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03 /15/2023 500 513
Five Corners Funding Trust
4.42%, 11 /15/2023
(d)
750 814
MassMutual Global Funding II
2.00%, 04 /15/2021
(d)
450 451
Metropolitan Life Global Funding I
1.95%, 09 /15/2021
(d)
470 470
2.11%, 09 /07/2020
(d)
250 250
United States Secured Overnight Financing
Rate + 0.57%
2.29%, 06 /12/2020
(d)
250 250
3 Month USD LIBOR + 0.40%
New York Life Global Funding
1.95%, 02 /11/2020
(d)
400 400
2.00%, 04 /13/2021
(d)
400 401
2.41%, 06 /10/2022
(d)
1,000 1,005
3 Month USD LIBOR + 0.52%
$ 4,805
Lodging - 0.16%
Las Vegas Sands Corp
3.20%, 08 /08/2024 200 206
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11 /29/2022 300 306
Machinery - Diversified - 0.27%
John Deere Capital Corp
2.05%, 03 /10/2020 350 350
Media - 0.26%
Discovery Communications LLC
3.25%, 04 /01/2023 200 206
Sky Ltd
3.13%, 11 /26/2022
(d)
130 133
$ 339
Mining - 0.16%
Glencore Funding LLC
4.13%, 05 /30/2023
(d)
200 208
Miscellaneous Manufacturers - 0.77%
General Electric Co
5.50%, 01 /08/2020 150 150
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02 /21/2021 500 505
Siemens Financieringsmaatschappij NV
2.20%, 03 /16/2020
(d)
350 350
$ 1,005
Mortgage Backed Securities - 7.20%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03 /25/2050
(d),(g)
245 249
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01 /19/2034
(g)
27 28
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09 /25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06 /25/2047
(d),(g)
400 404
CSMC 2017-HL2 Trust
3.50%, 10 /25/2047
(d),(g)
343 348
JP Morgan Mortgage Trust 2004-A3
4.46%, 07 /25/2034
(g)
17 18
JP Morgan Mortgage Trust 2004-S1
5.00%, 09 /25/2034 19 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(d),(g)
$ 465 $ 474
JP Morgan Mortgage Trust 2017-2
3.50%, 05 /25/2047
(d),(g)
314 318
JP Morgan Mortgage Trust 2017-4
3.50%, 11 /25/2048
(d),(g)
290 293
JP Morgan Mortgage Trust 2017-6
3.50%, 12 /25/2048
(d),(g)
168 170
JP Morgan Mortgage Trust 2018-3
3.50%, 09 /25/2048
(d),(g)
369 374
JP Morgan Mortgage Trust 2018-4
3.50%, 10 /25/2048
(d),(g)
216 219
JP Morgan Mortgage Trust 2018-6
3.50%, 12 /25/2048
(d),(g)
225 227
JP Morgan Mortgage Trust 2019-2
4.00%, 08 /25/2049
(d),(g)
154 155
JP Morgan Mortgage Trust 2019-5
4.00%, 11 /25/2049
(d),(g)
314 316
PHH Mortgage Trust Series 2008-CIM1
3.94%, 06 /25/2038 82 81
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07 /25/2020 25 25
Provident Funding Mortgage Loan Trust 2005-1
2.37%, 05 /25/2035 55 55
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02 /25/2048
(d),(g)
600 609
PSMC 2018-2 Trust
3.50%, 06 /25/2048
(d),(g)
361 365
PSMC 2018-3 Trust
4.00%, 08 /25/2048
(d),(g)
480 483
PSMC 2018-4 Trust
4.00%, 11 /25/2048
(d),(g)
332 332
RALI Series 2003-QS23 Trust
5.00%, 12 /26/2018 1 1
RBSSP Resecuritization Trust 2009-7
2.11%, 06 /26/2037
(d)
9 9
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04 /25/2043
(g)
37 36
Sequoia Mortgage Trust 2013-8
2.25%, 06 /25/2043
(g)
216 215
Sequoia Mortgage Trust 2017-1
3.50%, 02 /25/2047
(d),(g)
341 345
Sequoia Mortgage Trust 2017-2
3.50%, 02 /25/2047
(d),(g)
165 168
Sequoia Mortgage Trust 2017-3
3.50%, 04 /25/2047
(d),(g)
294 299
Sequoia Mortgage Trust 2018-3
3.50%, 03 /25/2048
(d),(g)
204 206
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(d),(g)
325 328
Sequoia Mortgage Trust 2018-6
4.00%, 07 /25/2048
(d),(g)
108 108
Sequoia Mortgage Trust 2018-7
4.00%, 09 /25/2048
(d),(g)
110 111
Sequoia Mortgage Trust 2018-8
4.00%, 11 /25/2048
(d),(g)
384 387
Sequoia Mortgage Trust 2018-CH3
4.00%, 08 /25/2048
(d),(g)
102 102
Sequoia Mortgage Trust 2019-1
4.00%, 02 /25/2049
(d),(g)
81 82
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07 /25/2047
(d),(g)
310 314

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11 /25/2048
(d),(g)
$ 270 $ 271
4.00%, 11 /25/2048
(d),(g)
213 212
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07 /25/2049
(d),(g)
410 412
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09 /25/2049
(d),(g)
247 251
$ 9,420
Oil & Gas - 1.25%
Chevron Corp
2.90%, 03 /03/2024 250 259
Cimarex Energy Co
4.38%, 06 /01/2024 250 264
Phillips 66
2.75%, 04 /15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05 /11/2020 505 506
2.38%, 08 /21/2022 300 304
$ 1,633
Oil & Gas Services - 0.20%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12 /15/2022 250 255
Other Asset Backed Securities - 6.81%
CCG Receivables Trust
2.80%, 09 /14/2026
(d)
500 504
CCG Receivables Trust 2018-1
2.50%, 06 /16/2025
(d)
38 38
CCG Receivables Trust 2018-2
3.09%, 12 /15/2025
(d)
325 328
CCG Receivables Trust 2019-2
2.11%, 03 /15/2027
(d)
400 400
Daimler Trucks Retail Trust 2019-1
2.77%, 04 /15/2021
(d)
422 423
Drug Royalty II LP 2
3.48%, 07 /15/2023
(d)
31 31
Drug Royalty III LP 1
3.98%, 04 /15/2027
(d)
35 35
4.27%, 10 /15/2031
(d)
198 203
4.80%, 04 /15/2027
(d)
115 116
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07 /12/2021
(d)
100 101
MMAF Equipment Finance LLC 2019-A
2.84%, 01 /10/2022
(d)
389 390
MVW Owner Trust 2015-1
2.52%, 12 /20/2032
(d)
173 173
MVW Owner Trust 2016-1
2.25%, 12 /20/2033
(d)
146 145
MVW Owner Trust 2018-1
3.45%, 01 /21/2036
(d)
341 351
PFS Financing Corp
2.23%, 10 /15/2024
(d)
750 747
2.40%, 10 /17/2022
(d)
300 300
2.86%, 04 /15/2024
(d)
250 253
3.19%, 04 /17/2023
(d)
250 253
Verizon Owner Trust 2016-2
1.68%, 05 /20/2021
(d)
25 25
Verizon Owner Trust 2017-1
2.06%, 09 /20/2021
(d)
59 59
Verizon Owner Trust 2017-2
1.92%, 12 /20/2021
(d)
324 324
Verizon Owner Trust 2017-3
2.06%, 04 /20/2022
(d)
236 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-1
2.82%, 09 /20/2022
(d)
$ 500 $ 503
Verizon Owner Trust 2018-A
3.23%, 04 /20/2023 600 610
Verizon Owner Trust 2019-A
2.93%, 09 /20/2023 500 508
Verizon Owner Trust 2019-B
2.33%, 12 /20/2023 500 504
Verizon Owner Trust 2019-C
1.94%, 04 /22/2024 500 500
Volvo Financial Equipment LLC
2.02%, 08 /15/2022
(d)
250 250
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10 /17/2022
(d)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03 /15/2023
(d)
300 304
VSE 2018-A VOI Mortgage LLC
3.56%, 02 /20/2036
(d)
184 190
$ 8,905
Pharmaceuticals - 2.67%
AbbVie Inc
2.15%, 11 /19/2021
(d)
500 501
2.30%, 05 /14/2021 200 201
2.50%, 05 /14/2020 336 337
Bayer US Finance II LLC
3.88%, 12 /15/2023
(d)
200 210
Bristol-Myers Squibb Co
2.90%, 07 /26/2024
(d)
150 155
3.25%, 08 /15/2022
(d)
250 258
3.63%, 05 /15/2024
(d)
350 370
Cigna Corp
3.40%, 09 /17/2021 389 398
4.00%, 02 /15/2022
(d)
100 103
CVS Health Corp
2.63%, 08 /15/2024 250 252
Mead Johnson Nutrition Co
3.00%, 11 /15/2020 250 252
Merck & Co Inc
2.90%, 03 /07/2024 200 208
Pfizer Inc
2.80%, 03 /11/2022 250 255
$ 3,500
Pipelines - 2.41%
Buckeye Partners LP
4.15%, 07 /01/2023 400 402
Columbia Pipeline Group Inc
3.30%, 06 /01/2020 168 168
Enterprise Products Operating LLC
3.50%, 02 /01/2022 500 515
Florida Gas Transmission Co LLC
3.88%, 07 /15/2022
(d)
250 257
Kinder Morgan Inc/DE
3.28%, 01 /15/2023 500 507
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09 /15/2023 325 353
Southeast Supply Header LLC
4.25%, 06 /15/2024
(d)
200 204
TransCanada PipeLines Ltd
4.12%, 05 /15/2067 900 753
3 Month USD LIBOR + 2.21%
$ 3,159
REITs - 1.64%
Alexandria Real Estate Equities Inc
3.90%, 06 /15/2023 250 263
CubeSmart LP
4.38%, 12 /15/2023 92 98

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc
3.75%, 04 /15/2023 $ 365 $ 377
Omega Healthcare Investors Inc
4.95%, 04 /01/2024 250 273
SBA Tower Trust
2.88%, 07 /15/2046
(d)
150 150
3.17%, 04 /09/2047
(d)
400 404
Service Properties Trust
4.50%, 06 /15/2023 200 208
Ventas Realty LP
3.50%, 04 /15/2024 198 207
Welltower Inc
3.75%, 03 /15/2023 154 161
$ 2,141
Retail - 0.88%
Home Depot Inc/The
1.80%, 06 /05/2020 500 500
McDonald's Corp
2.75%, 12 /09/2020 500 503
Walmart Inc
1.90%, 12 /15/2020 150 150
$ 1,153
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01 /15/2013
( i )
200 —
Semiconductors - 0.81%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01 /15/2020 600 600
Microchip Technology Inc
4.33%, 06 /01/2023 200 211
QUALCOMM Inc
2.60%, 01 /30/2023 250 255
$ 1,066
Software - 0.69%
Microsoft Corp
1.85%, 02 /12/2020 400 400
Oracle Corp
1.90%, 09 /15/2021 200 200
VMware Inc
2.95%, 08 /21/2022 300 306
$ 906
Student Loan Asset Backed Securities - 4.98%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09 /25/2045
(d)
265 269
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02 /25/2046
(d)
366 375
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01 /25/2047
(d)
495 490
Keycorp Student Loan Trust 2000-b
2.25%, 07 /25/2029 321 316
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.47%, 01 /25/2037 653 642
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10 /25/2048
(d)
178 179
Navient Private Education Loan Trust 2014-CT
2.44%, 09 /16/2024
(d)
24 24
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.14%, 12 /16/2058
(d)
3 3
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.09%, 12 /15/2059
(d)
47 47
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02 /18/2042
(d)
100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06 /16/2042
(d)
$ 80 $ 80
Navient Private Education Refi Loan Trust
2018-D
2.04%, 12 /15/2059
(d)
123 123
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01 /15/2043
(d)
37 37
3.42%, 01 /15/2043
(d)
100 102
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02 /15/2068
(d)
302 303
Navient Private Education Refi Loan Trust
2019-D
2.14%, 12 /15/2059
(d)
152 152
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05 /15/2068
(d)
204 204
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08 /15/2068
(d)
236 236
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10 /15/2068
(d)
400 398
Navient Student Loan Trust 2018-EA
3.43%, 12 /15/2059
(d)
367 369
Navient Student Loan Trust 2019-B
2.14%, 12 /15/2059
(d)
135 135
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.29%, 06 /15/2033 112 111
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.22%, 03 /15/2024 317 316
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.18%, 06 /15/2039 698 680
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.09%, 12 /15/2039 275 267
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
2.09%, 03 /16/2026
(d)
153 153
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.06%, 12 /16/2024
(d)
41 41
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.04%, 09 /15/2025
(d)
66 66
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.09%, 02 /16/2026
(d)
126 126
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.09%, 07 /15/2026
(d)
172 171
1.00 x 1 Month USD LIBOR + 0.35%
$ 6,515
Telecommunications - 2.13%
AT&T Inc
2.80%, 02 /15/2023
(h)
250 252
3 Month USD LIBOR + 0.89%
3.60%, 02 /17/2023 200 209
Cisco Systems Inc
2.20%, 02 /28/2021 250 252
Crown Castle Towers LLC
3.22%, 05 /15/2022
(d)
272 275

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(d)
$ 328 $ 331
4.74%, 03 /20/2025
(d)
950 1,006
Verizon Communications Inc
2.45%, 05 /22/2020 200 200
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01 /16/2024 250 264
$ 2,789
Transportation - 0.31%
Ryder System Inc
2.25%, 09 /01/2021 200 201
3.75%, 06 /09/2023 200 209
$ 410
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07 /01/2024
(d)
200 208
TOTAL BONDS $ 118,831
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4.36%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.69%, 09 /01/2035 $ 10 $ 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
$ 11
Federal National Mortgage Association (FNMA) - 0.07%
3.59%, 04 /01/2033 20 20
1.00 x 6 Month USD LIBOR + 1.51%
4.04%, 11 /01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.30%, 07 /01/2034 12 12
1.00 x 12 Month USD LIBOR + 1.65%
4.31%, 08 /01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
4.45%, 02 /01/2037 19 20
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.09%
4.62%, 02 /01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.77%, 12 /01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
4.87%, 01 /01/2035 6 7
1.00 x 12 Month USD LIBOR + 1.75%
4.88%, 12 /01/2033 11 12
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05 /01/2027 5 5
$ 92
U.S. Treasury - 4.28%
1.38%, 08 /31/2020 500 499
1.38%, 09 /30/2020 1,000 998
1.50%, 08 /31/2021 500 499
1.63%, 10 /31/2023 1,000 999
1.63%, 05 /15/2026 900 891
1.88%, 07 /31/2026 700 703
2.00%, 08 /15/2025 500 507
2.63%, 05 /15/2021 500 507
$ 5,603
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,706
Total Investments $ 129,290
Other Assets and Liabilities -  1.19% 1,562
TOTAL NET ASSETS - 100.00% $ 130,852
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $309 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,136 or 31.44% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 24.85%
Asset Backed Securities 21.19%
Government 13.78%
Mortgage Securities 8.32%
Consumer, Non-cyclical 5.84%
Utilities 5.40%
Energy 3.86%
Money Market Funds 3.63%
Industrial 3.62%
Consumer, Cyclical 2.42%
Communications 2.39%
Technology 2.28%
Basic Materials 1.23%
Other Assets and Liabilities
1.19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 4,856 $ 56,074 $ 56,486 $ 4,444
$ 4,856 $ 56,074 $ 56,486 $ 4,444
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.

INVESTMENT COMPANIES - 6.43% Shares Held Value (000's)
Money Market Funds - 6.43%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,276,045 $ 2,276
Principal Government Money Market Fund
1.41%
(a),(b),(c)
10,017,833 10,018
$ 12,294
TOTAL INVESTMENT COMPANIES $ 12,294
COMMON STOCKS - 98.43% Shares Held Value (000's)
Aerospace & Defense - 1.38%
Aerojet Rocketdyne Holdings Inc
( d)
57,900 2,644
Agriculture - 1.62%
Darling Ingredients Inc
( d)
110,600 3,106
Automobile Parts & Equipment - 0.84%
Modine Manufacturing Co
( d)
47,700 367
Visteon Corp
( d)
14,200 1,230
$ 1,597
Banks - 8.22%
BancFirst Corp 10,300 643
Cathay General Bancorp 66,500 2,530
First Interstate BancSystem Inc 36,700 1,539
First Merchants Corp 31,900 1,327
First Midwest Bancorp Inc/IL 43,025 992
Flagstar Bancorp Inc 35,000 1,339
IBERIABANK Corp 36,900 2,761
Independent Bank Corp/MI 21,900 496
Lakeland Bancorp Inc 23,150 402
United Community Banks Inc/GA 74,620 2,304
WesBanco Inc 36,900 1,395
$ 15,728
Biotechnology - 3.87%
Acceleron Pharma Inc
( d)
18,600 986
Allogene Therapeutics Inc
( d),(e)
21,700 564
Bluebird Bio Inc
( d)
6,100 535
Denali Therapeutics Inc
( d)
37,000 644
DNIB Unwind Inc - Warrants
( d),(f),(g)
1,938 —
FibroGen Inc
( d)
20,700 888
Insmed Inc
( d)
34,700 829
Iovance Biotherapeutics Inc
( d)
10,200 282
MacroGenics Inc
( d)
36,500 397
Magenta Therapeutics Inc
( d)
47,400 719
Precision BioSciences Inc
( d)
46,200 642
Seattle Genetics Inc
( d)
8,000 914
$ 7,400
Building Materials - 0.80%
Builders FirstSource Inc
( d)
60,100 1,527
Chemicals - 0.81%
Cabot Corp 32,460 1,543
Commercial Services - 8.66%
AMN Healthcare Services Inc
( d)
43,700 2,723
BrightView Holdings Inc
( d)
75,000 1,265
Brink's Co/The 25,500 2,312
FTI Consulting Inc
( d)
24,800 2,745
HMS Holdings Corp
( d)
80,000 2,368
ICF International Inc 17,700 1,622
K12 Inc
( d)
58,100 1,182
Korn Ferry 24,300 1,030
Medifast Inc
( e)
7,400 811
Nesco Holdings Inc
( d),(e)
120,800 497
$ 16,555
Computers - 5.05%
CACI International Inc
( d)
9,800 2,450
ExlService Holdings Inc
( d)
23,500 1,632
Parsons Corp
( d)
50,000 2,064
Perspecta Inc 83,900 2,218
Ping Identity Holding Corp
( d),(e)
53,400 1,298
$ 9,662
Consumer Products - 0.68%
Central Garden & Pet Co - A Shares
( d)
44,520 1,307
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.41%
Hamilton Lane Inc 24,046 $ 1,433
LPL Financial Holdings Inc 11,900 1,098
Piper Jaffray Cos 18,550 1,483
Stifel Financial Corp 41,295 2,504
$ 6,518
Electric - 2.48%
PNM Resources Inc 46,080 2,337
Portland General Electric Co 43,300 2,415
$ 4,752
Electrical Components & Equipment - 1.25%
EnerSys 26,600 1,991
nLight Inc
( d)
19,890 403
$ 2,394
Electronics - 3.25%
Advanced Energy Industries Inc
( d)
29,600 2,107
SYNNEX Corp 18,500 2,383
Vishay Intertechnology Inc 80,700 1,718
$ 6,208
Engineering & Construction - 2.32%
Great Lakes Dredge & Dock Corp
( d)
103,900 1,177
MasTec Inc
( d)
35,800 2,297
Tutor Perini Corp
( d)
75,000 965
$ 4,439
Entertainment - 2.87%
Eldorado Resorts Inc
( d),(e)
48,000 2,862
Golden Entertainment Inc
( d)
47,600 915
Vail Resorts Inc 7,100 1,703
$ 5,480
Environmental Control - 0.92%
Tetra Tech Inc 20,400 1,758
Food - 0.95%
Performance Food Group Co
( d)
35,200 1,812
Forest Products & Paper - 0.21%
PH Glatfelter Co 22,400 410
Gas - 1.23%
Southwest Gas Holdings Inc 31,050 2,359
Healthcare - Products - 1.60%
Adaptive Biotechnologies Corp
( d)
9,000 269
Nevro Corp
( d)
13,600 1,599
RA Medical Systems Inc
( d),(e)
62,600 71
STAAR Surgical Co
( d)
31,900 1,122
$ 3,061
Healthcare - Services - 5.97%
Addus HomeCare Corp
( d)
28,100 2,732
Encompass Health Corp 33,600 2,327
Natera Inc
( d)
49,077 1,653
Syneos Health Inc
( d)
48,000 2,855
Teladoc Health Inc
( d)
22,200 1,859
$ 11,426
Home Builders - 1.16%
William Lyon Homes
( d)
110,960 2,217
Insurance - 4.56%
First American Financial Corp 17,500 1,021
Hanover Insurance Group Inc/The 17,200 2,351
Kemper Corp 26,510 2,054
MGIC Investment Corp 142,900 2,025
National General Holdings Corp 57,400 1,268
$ 8,719
Internet - 0.82%
Eventbrite Inc
( d)
57,400 1,158
Revolve Group Inc
( d),(e)
22,198 407
$ 1,565
Iron & Steel - 0.64%
Cleveland-Cliffs Inc
( e)
145,800 1,225

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2.34%
Lindblad Expeditions Holdings Inc
( d)
36,800 $ 602
OneSpaWorld Holdings Ltd
( e)
90,000 1,516
Planet Fitness Inc
( d)
31,700 2,367
$ 4,485
Lodging - 0.95%
Extended Stay America Inc 122,300 1,817
Machinery - Diversified - 0.59%
Columbus McKinnon Corp/NY 28,000 1,121
Media - 0.68%
World Wrestling Entertainment Inc
( e)
20,000 1,297
Metal Fabrication & Hardware - 1.52%
Advanced Drainage Systems Inc 23,758 923
Rexnord Corp
( d)
61,000 1,990
$ 2,913
Mining - 0.22%
Alcoa Corp
( d)
19,400 417
Miscellaneous Manufacturers - 1.52%
Hillenbrand Inc 67,400 2,245
Trinseo SA 17,800 662
$ 2,907
Oil & Gas - 1.92%
Callon Petroleum Co
( d)
139,300 673
Delek US Holdings Inc 23,500 788
PDC Energy Inc
( d)
23,200 607
Ring Energy Inc
( d)
146,700 387
Talos Energy Inc
( d)
29,700 895
Whiting Petroleum Corp
( d)
42,600 313
$ 3,663
Oil & Gas Services - 0.75%
Matrix Service Co
( d)
20,900 478
Select Energy Services Inc
( d)
103,700 963
$ 1,441
Packaging & Containers - 0.89%
Graphic Packaging Holding Co 102,400 1,705
Pharmaceuticals - 2.28%
Bellicum Pharmaceuticals Inc
( d),(e)
97,299 125
DexCom Inc
( d)
2,700 591
Horizon Therapeutics Plc
( d)
71,800 2,599
Revance Therapeutics Inc
( d)
64,500 1,047
$ 4,362
REITs - 8.14%
Agree Realty Corp 38,700 2,716
Brandywine Realty Trust 141,000 2,221
Cousins Properties Inc 60,101 2,476
First Industrial Realty Trust Inc 69,830 2,899
Ladder Capital Corp 89,600 1,616
Pebblebrook Hotel Trust 98,320 2,636
Two Harbors Investment Corp 68,560 1,002
$ 15,566
Retail - 3.72%
BJ's Wholesale Club Holdings Inc
( d)
88,600 2,015
Caleres Inc 73,240 1,739
Carvana Co
( d)
15,200 1,399
Ruth's Hospitality Group Inc 42,510 925
World Fuel Services Corp 23,900 1,038
$ 7,116
Semiconductors - 1.89%
Entegris Inc 53,100 2,660
SiTime Corp
( d)
37,300 951
$ 3,611
Software - 4.82%
Aspen Technology Inc
( d)
17,500 2,116
Bill.Com Holdings Inc
( d)
4,195 160
Ceridian HCM Holding Inc
( d)
12,781 867
Cloudflare Inc
( d)
34,100 582
Dynatrace Inc
( d)
20,900 529
Manhattan Associates Inc
( d)
27,500 2,193
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SolarWinds Corp
( d)
105,288 $ 1,953
Sprout Social Inc
( d),(e)
51,100 820
$ 9,220
Telecommunications - 0.63%
Plantronics Inc 31,100 850
Switch Inc 24,200 359
$ 1,209
TOTAL COMMON STOCKS $ 188,262
Total Investments $ 200,556
Other Assets and Liabilities -  (4.86)% (9,293)
TOTAL NET ASSETS - 100.00% $ 191,263
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,126 or
4.77% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 25.63%
Financial 24.33%
Industrial 14.44%
Consumer, Cyclical 11.88%
Technology 11.76%
Money Market Funds 6.43%
Utilities 3.71%
Energy 2.67%
Communications 2.13%
Basic Materials 1.88%
Other Assets and Liabilities
(4.86)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.

Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,443 $ 90,883 $ 82,308 $ 10,018
$ 1,443 $ 90,883 $ 82,308 $ 10,018
Income
(a )
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 82 $ — $ — $ —
$ 82 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
December 31, 2019
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2019 $ 10 .15 $ 0 .28 $ 0 .58 $ 0 .86 ( $ 0 .29 ) $ – ( $ 0 .29 ) $ 10 .72
2018 10 .39 0 .26 ( 0 .28 ) ( 0 .02 ) ( 0 .22 ) – ( 0 .22 ) 10 .15
2017 10 .25 0 .22 0 .11 0 .33 ( 0 .19 ) – ( 0 .19 ) 10 .39
2016 10 .20 0 .19 0 .05 0 .24 ( 0 .19 ) – ( 0 .19 ) 10 .25
2015 10 .34 0 .18 ( 0 .17 ) 0 .01 ( 0 .15 ) – ( 0 .15 ) 10 .20
CORE PLUS BOND ACCOUNT
Class 1 shares
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 ) 11 .50
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 ) 10 .81
2017 11 .15 0 .35 0 .18 0 .53 ( 0 .33 ) – ( 0 .33 ) 11 .35
2016 11 .05 0 .32 0 .14 0 .46 ( 0 .36 ) – ( 0 .36 ) 11 .15
2015 11 .46 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .36 ) – ( 0 .36 ) 11 .05
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2019 14 .87 0 .36 2 .34 2 .70 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 16 .52
2018 15 .98 0 .31 ( 0 .78 ) ( 0 .47 ) ( 0 .43 ) ( 0 .21 ) ( 0 .64 ) 14 .87
2017(e) 15 .36 0 .45 0 .65 1 .10 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 15 .98
Class 2 shares
2019 14 .88 0 .32 2 .36 2 .68 ( 0 .31 ) ( 0 .70 ) ( 1 .01 ) 16 .55
2018 15 .99 0 .27 ( 0 .78 ) ( 0 .51 ) ( 0 .39 ) ( 0 .21 ) ( 0 .60 ) 14 .88
2017 14 .76 0 .35 1 .32 1 .67 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 15 .99
2016 14 .11 0 .22 0 .75 0 .97 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 14 .76
2015 14 .39 0 .19 ( 0 .17 ) 0 .02 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 14 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
8 .47% $ 2,539,460 0 .15% (c) – % 2 .60% 93 .6%
( 0 .19 ) 2,213,355 0 .15 (c) – 2 .52 123 .1
3 .27 2,448,068 0 .23 (c) – 2 .10 108 .9
2 .29 2,184,608 0 .25 – 1 .86 118 .5
0 .13 1,937,655 0 .25 – 1 .77 154 .0
9 .81 252,874 0 .47 – 2 .99 152 .4
( 1 .41 ) 280,760 0 .47 – 3 .27 127 .5
4 .81 293,662 0 .46 – 3 .08 123 .5
4 .09 292,436 0 .46 – 2 .79 155 .1
( 0 .48 ) 290,032 0 .46 – 2 .80 177 .2
18 .43 40,694 0 .05 (d) 0 .05 (d) 2 .25 16 .9
( 3 .14 ) 36,763 0 .05 (d) 0 .05 (d) 1 .95 15 .7
7 .27 (f) 42,702 0 .05 (d) ,(g) 0 .05 (d) ,(g) 4 .27 (g) 13 .9 (g)
18 .23 988,264 0 .30 (d) 0 .30 (d) ,(h) 1 .96 16 .9
( 3 .40 ) 968,449 0 .30 (d) 0 .30 (d) ,(h) 1 .69 15 .7
11 .43 1,131,373 0 .30 (d) 0 .30 (d) ,(h) 2 .27 13 .9
6 .90 1,099,647 0 .30 (d) 0 .30 (d) ,(h) 1 .51 14 .1
0 .16 1,031,111 0 .30 (d) 0 .30 (d) ,(h) 1 .29 14 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Account invests.
(e) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2019 $ 11.34 $ 0.23 $ 1.74 $ 1.97 ( $ 0.21) ( $ 0.19) ( $ 0.40) $ 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
2016 10.72 0.16 0.53 0.69 ( 0 .08) (0.06) (0.14) 11.27
2015 10.88 0.10 (0.09) 0.01 (0.09) (0.08) (0.17) 10.72
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) ( 0 .38) (0.08) (0.03) (0.11) 10.31
2017(f) 10.00 0.27 0.53 0.80 – – – 10.80
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
2016 15.08 0.24 0.98 1.22 (0.19) (0.18) (0.37) 15.93
2015 15.40 0.21 (0.18) 0.03 (0.16) (0.19) (0.35) 15.08

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
17.48% $ 176,235 0.31% (c),(d) – % 1.90% 21.3%
(3 .20) 162,166 0.31 (c),(d) – 1.59 16.2
10.90 181,005 0.31 (c),(d) – 3.65 13.6
6.42 168,756 0.31 (c),(d) – 1.48 13.6
0.01 138,384 0.31 (c),(d) – 0.90 14.1
15.47 145,371 0.38 (c),(d) – 2.47 33.1
(3.71) (e) 66,983 0.38 (c),(d) – 1.90 99.6
8.10 (e),(g) 36,522 0.39 (c),(d),(h) – 3.36 (h) 8.0 (h)
21.20 3,772,145 0.30 (d) 0.30 (d),(i) 1.89 16.0
(4.51) (e) 3,488,312 0.30 (d) 0.30 (d),(i) 1.69 15.5
14.21 (e) 3,945,713 0.30 (d) 0.30 (d),(i) 2.52 10.9
8.14 3,588,901 0.30 (d) 0.30 (d),(i) 1.53 11.1
0.17 3,201,495 0.30 (d) 0.30 (d),(i) 1.37 10.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Account invests.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2019 $ 11.61 $ 0.23 $ 2.09 $ 2.32 ( $ 0.20) ( $ 0.20) ( $ 0.40) $ 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
2016 10.79 0.16 0.66 0.82 ( 0 .07) (0.08) (0.15) 11.46
2015 10.99 0.09 (0.08) 0.01 (0.11) (0.10) (0.21) 10.79
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(e) 10.00 0.30 0.67 0.97 – – – 10.97
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
2016 11 .87 0.19 0.47 0.66 (0.12) (0.07) (0.19) 12.34
2015 12.03 0.15 (0.12) 0.03 (0.10) (0.09) (0.19) 11.87

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
20.18% $ 353,687 0.31% (c),(d) – % 1.80% 18.8%
(4 .07) 325,228 0.30 (c),(d) – 1.53 16.3
13.34 355,062 0.30 (c),(d) – 4.30 12.5
7.56 313,672 0.30 (c),(d) – 1.49 11.7
0.06 252,611 0.30 (c),(d) – 0.82 11.5
17.57 765,417 0.37 (c),(d) – 2.32 36.2
(4.60) 384,706 0.37 (c),(d) – 1.96 103.6
9.70 (f) 171,769 0.38 (c),(d),(g) – 3.80 (g) 0.9 (g)
15.16 279,888 0.31 (d) 0.31 (d),(h) 2.16 25.6
(2.38) 241,331 0.30 (d) 0.30 (d),(h) 1.72 22.8
8.81 268,135 0.30 (d) 0.30 (d),(h) 2.06 21.2
5.56 254,001 0.30 (d) 0.30 (d),(h) 1.56 19.3
0.16 198,762 0.30 (d) 0.30 (d),(h) 1.25 20.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Account invests.
(e) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2019 $ 13 .72 $ 0 .28 $ 2 .75 $ 3 .03 ( $ 0 .26 ) ( $ 0 .78 ) ( $ 1 .04 ) $ 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 ) 17 .01
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 ) 13 .42
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) – ( 0 .37 ) 13 .68
EQUITY INCOME ACCOUNT
Class 1 shares
2019 22 .86 0 .56 6 .00 6 .56 ( 0 .51 ) ( 0 .72 ) ( 1 .23 ) 28 .19
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
Class 2 shares
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) – ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
2017 13 .94 0 .15 5 .53 5 .68 ( 0 .22 ) – ( 0 .22 ) 19 .40
2016 12 .88 0 .14 1 .08 1 .22 ( 0 .16 ) – ( 0 .16 ) 13 .94
2015 15 .21 0 .17 ( 2 .25 ) ( 2 .08 ) ( 0 .25 ) – ( 0 .25 ) 12 .88

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
22 .69% $ 266,768 0 .93% 1 .86% 43 .7%
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
0 .36 243,997 0 .91 1 .77 56 .8
( 0 .35 ) 273,300 0 .88 1 .80 48 .2
29 .09 741,311 0 .47 2 .16 17 .9
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
28 .78 31,874 0 .72 1 .91 17 .9
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
17 .60 89,729 1 .20 (c) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (c) 1 .05 121 .8
40 .84 114,735 1 .35 (c) 0 .91 98 .6
9 .40 (d) 85,677 1 .40 (c) 1 .07 115 .0
( 13 .81 ) 85,434 1 .37 1 .18 97 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2019 $ 30 .10 $ 0 .01 $ 10 .27 $ 10 .28 ( $ 0 .02 ) ( $ 2 .72 ) ( $ 2 .74 ) $ 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
2015 28 .70 0 .02 2 .26 2 .28 ( 0 .07 ) ( 4 .58 ) ( 4 .65 ) 26 .33
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
2016 14 .41 0 .29 1 .36 1 .65 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .44
2015 14 .63 0 .27 ( 0 .09 ) 0 .18 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .41
Class 2 shares
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
2016 14 .39 0 .26 1 .35 1 .61 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .38
2015(d) 15 .07 0 .17 ( 0 .45 ) ( 0 .28 ) ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .39
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42
2016 11 .27 0 .19 0 .96 1 .15 ( 0 .12 ) ( 0 .15 ) ( 0 .27 ) 12 .15
2015 11 .22 0 .16 ( 0 .07 ) 0 .09 – ( 0 .04 ) ( 0 .04 ) 11 .27

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
34 .92% $ 502,653 0 .71% (c) 0 .03% 30 .4%
3 .60 296,139 0 .74 (c) 0 .08 36 .9
33 .71 302,147 0 .75 (c) 0 .03 36 .2
1 .26 244,058 0 .76 (c) 0 .04 36 .8
7 .77 252,386 0 .76 (c) 0 .07 38 .6
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
11 .59 2,262,283 0 .25 1 .96 6 .4
1 .14 2,033,459 0 .25 1 .82 6 .3
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
11 .30 766 0 .50 1 .74 6 .4
( 1 .95 ) (e) 161 0 .50 (f) 1 .78 (f) 6 .3 (f)
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (c) 1 .40 3 .0
10 .33 198,548 0 .46 (c) 1 .63 4 .8
0 .83 161,654 0 .47 (c) 1 .46 5 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from May 1, 2015 date operations commenced, through December 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2019 $ 48 .53 $ 0 .43 $ 19 .93 $ 20 .36 ( $ 0 .17 ) ( $ 8 .79 ) ( $ 8 .96 ) $ 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
2015 60 .79 0 .22 1 .19 1 .41 ( 0 .32 ) ( 6 .64 ) ( 6 .96 ) 55 .24
Class 2 shares
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
2015 60 .54 0 .07 1 .17 1 .24 ( 0 .17 ) ( 6 .64 ) ( 6 .81 ) 54 .97
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
Class 2 shares
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41
2016 12 .18 0 .27 0 .37 0 .64 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 12 .48
2015 12 .60 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 12 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
43 .10% (c) $ 587,854 0 .55% 0 .72% 10 .5%
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
1 .64 617,437 0 .53 0 .37 26 .3
42 .72 (c) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (c) 15,710 0 .79 0 .04 24 .6
25 .19 (c) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
1 .37 15,243 0 .78 0 .12 26 .3
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (d)
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (c) 8,757 0 .88 1 .28 44 .9
20 .46 (c) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (d)
14 .10 31,499 0 .04 (e) 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 (e) 2 .43 29 .0
11 .42 41,836 0 .01 (e) 2 .57 21 .7
5 .25 42,641 0 .02 (e) 2 .16 28 .9
( 1 .17 ) 41,132 0 .04 (e) 2 .00 24 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(e) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2019 $ 12 .60 $ 0 .34 $ 1 .90 $ 2 .24 ( $ 0 .34 ) ( $ 0 .60 ) ( $ 0 .94 ) $ 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
2016 12 .64 0 .26 0 .47 0 .73 ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 12 .66
2015 13 .77 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .36 ) ( 0 .64 ) ( 1 .00 ) 12 .64
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
2016 11 .45 0 .22 0 .45 0 .67 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 11 .45
2015 12 .34 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 11 .45
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
2016 13 .53 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 13 .52
2015 14 .50 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .36 ) ( 0 .52 ) ( 0 .88 ) 13 .53
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62
2016 13 .07 0 .21 0 .52 0 .73 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 13 .06
2015 14 .18 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .38 ) ( 0 .67 ) ( 1 .05 ) 13 .07

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
18 .12% $ 190,475 0 .01% (c) 2 .47% 52 .7%
( 5 .40 ) 172,173 0 .01 (c) 2 .37 28 .7
15 .00 197,935 0 .00 (c) 2 .64 23 .6
5 .76 186,646 0 .01 (c) 2 .03 17 .7
( 1 .13 ) 190,987 0 .03 (c) 1 .79 27 .6
22 .01 182,172 0 .01 (c) 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 (c) 2 .21 28 .6
18 .26 152,469 0 .01 (c) 2 .77 31 .0
5 .87 123,825 0 .01 (c) 1 .89 22 .4
( 1 .05 ) 116,691 0 .04 (c) 1 .67 31 .3
24 .74 85,405 0 .02 (c) 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 (c) 2 .17 14 .5
20 .68 63,759 0 .01 (c) 2 .43 28 .3
5 .45 49,980 0 .02 (c) 1 .68 30 .4
( 0 .85 ) 45,261 0 .04 (c) 1 .52 24 .2
26 .39 38,881 0 .04 (c) 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 (c) 2 .03 22 .6
22 .14 31,610 0 .02 (c) 2 .23 36 .5
5 .58 26,674 0 .03 (c) 1 .64 33 .1
( 0 .69 ) 23,502 0 .05 (c) 1 .46 26 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2019 $ 12 .32 $ 0 .30 $ 2 .99 $ 3 .29 ( $ 0 .20 ) ( $ 0 .73 ) ( $ 0 .93 ) $ 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
2016 11 .75 0 .18 0 .46 0 .64 ( 0 .13 ) ( 0 .38 ) ( 0 .51 ) 11 .88
2015 12 .19 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 11 .75
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
2016 11 .15 0 .26 0 .27 0 .53 ( 0 .28 ) – ( 0 .28 ) 11 .40
2015 11 .51 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .26 ) – ( 0 .26 ) 11 .15
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
Class 2 shares
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
27 .24% $ 8,131 0 .10% (c) ,(d) 2 .15% 38 .6%
( 9 .25 ) 4,649 0 .10 (c) ,(d) 1 .71 84 .9
22 .74 5,712 0 .10 (c) ,(d) 2 .98 33 .1
5 .52 2,644 0 .10 (c) ,(d) 1 .55 43 .1
( 0 .75 ) 2,097 0 .13 (c) ,(d) 1 .65 30 .3
12 .46 26,279 0 .06 (d) 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 (d) 2 .61 31 .2
8 .76 24,630 0 .02 (d) 2 .56 20 .0
4 .77 24,741 0 .03 (d) 2 .29 28 .5
( 0 .95 ) 24,452 0 .05 (d) 2 .21 24 .4
31 .26 155,569 0 .88 (c) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
30 .94 6,361 1 .13 (c) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2019 $ 13 .90 $ 0 .31 $ 2 .43 $ 2 .74 ( $ 0 .40 ) ( $ 0 .57 ) ( $ 0 .97 ) $ 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
Class 2 shares
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
Class 2 shares
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
Class 2 shares
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
20 .01% $ 574,960 0 .24% (c) ,(d) 2 .06% 23 .0%
( 5 .04 ) 561,162 0 .23 (c) ,(d) 2 .29 18 .2
15 .21 678,409 0 .23 (d) 2 .92 27 .4
6 .82 672,562 0 .23 (d) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (d) 1 .88 26 .1
19 .74 123,870 0 .49 (c) ,(d) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (c) ,(d) 2 .10 18 .2
14 .88 110,129 0 .48 (d) 2 .77 27 .4
6 .62 97,047 0 .48 (d) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (d) 1 .66 26 .1
15 .88 164,095 0 .24 (c) ,(d) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (c) ,(d) 2 .79 19 .5
11 .46 178,523 0 .23 (d) 3 .16 26 .3
6 .37 183,830 0 .23 (d) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (d) 2 .38 28 .2
15 .66 25,380 0 .49 (c) ,(d) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (c) ,(d) 2 .59 19 .5
11 .14 20,541 0 .48 (d) 3 .06 26 .3
6 .08 17,477 0 .48 (d) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (d) 2 .19 28 .2
24 .06 213,346 0 .24 (c) ,(d) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (c) ,(d) 1 .81 27 .0
19 .78 220,054 0 .23 (d) 2 .88 35 .1
7 .00 194,284 0 .23 (d) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (d) 1 .40 29 .1
23 .68 143,501 0 .49 (c) ,(d) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (c) ,(d) 1 .60 27 .0
19 .46 127,079 0 .48 (d) 2 .68 35 .1
6 .76 108,247 0 .48 (d) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (d) 1 .17 29 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2019 $ 11 .86 $ 0 .33 $ 1 .22 $ 1 .55 ( $ 0 .46 ) ( $ 0 .37 ) ( $ 0 .83 ) $ 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
2015 13 .22 0 .40 ( 0 .56 ) ( 0 .16 ) ( 0 .47 ) ( 0 .32 ) ( 0 .79 ) 12 .27
Class 2 shares
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
2015 13 .12 0 .37 ( 0 .56 ) ( 0 .19 ) ( 0 .44 ) ( 0 .32 ) ( 0 .76 ) 12 .17
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
2015 21 .00 0 .29 ( 0 .56 ) ( 0 .27 ) ( 0 .47 ) ( 1 .56 ) ( 2 .03 ) 18 .70
Class 2 shares
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
2015 20 .80 0 .24 ( 0 .55 ) ( 0 .31 ) ( 0 .43 ) ( 1 .56 ) ( 1 .99 ) 18 .50
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
2015 2 .59 0 .04 ( 0 .02 ) 0 .02 ( 0 .07 ) – ( 0 .07 ) 2 .54
SMALLCAP ACCOUNT
Class 1 shares
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
2015 13 .99 0 .05 ( 0 .03 ) 0 .02 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .55
Class 2 shares
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17
2015(f) 14 .49 0 .02 ( 0 .53 ) ( 0 .51 ) ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .52

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
13 .25% $ 157,922 0 .24% (c) 2 .65% 37 .4%
( 1 .97 ) 157,019 0 .23 (c) 3 .19 19 .9
8 .41 194,742 0 .23 (c) 3 .69 29 .3
7 .04 196,393 0 .23 (c) 3 .32 17 .1
( 1 .31 ) 200,828 0 .23 (c) 3 .05 25 .2
12 .97 30,663 0 .49 (c) 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 (c) 3 .07 19 .9
8 .13 23,003 0 .48 (c) 3 .57 29 .3
6 .73 20,085 0 .48 (c) 3 .06 17 .1
( 1 .55 ) 21,108 0 .48 (c) 2 .85 25 .2
27 .44 169,489 0 .24 (c) ,(d) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (c) ,(d) 1 .56 37 .8
22 .22 163,861 0 .23 (c) 2 .50 37 .7
6 .15 145,083 0 .23 (c) 1 .61 23 .4
( 1 .62 ) 142,227 0 .23 (c) 1 .45 37 .9
27 .13 145,924 0 .49 (c) ,(d) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (c) ,(d) 1 .34 37 .8
21 .95 126,632 0 .48 (c) 2 .33 37 .7
5 .90 103,870 0 .48 (c) 1 .41 23 .4
( 1 .87 ) 95,775 0 .48 (c) 1 .19 37 .9
4 .70 130,852 0 .51 (d) 2 .31 54 .2
1 .02 149,075 0 .50 (d) 2 .19 49 .9
2 .39 158,446 0 .50 (d) 2 .01 67 .3
2 .14 170,538 0 .50 (d) 1 .91 48 .6
0 .71 160,833 0 .49 (d) 1 .63 57 .0
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
( 0 .10 ) 205,344 0 .83 0 .33 63 .3
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (e) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (e) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
( 3 .76 ) (g) 4,523 1 .08 (h) 0 .13 (h) 63 .3 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from February 17, 2015 date operations commenced, through December 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of
Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Bond Market Index Account,
Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified
Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International
Account, Equity Income Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500
Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal
LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal
LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (collectively referred to as the “Accounts”)), including the schedules of investments, as of December 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts comprising the Fund at December 31, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Accounts comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index
Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2019
For each of the two
years in the period ended
December 31, 2019
For each of the five years in the
period ended December 31, 2019
Diversified Balanced Volatility Control Account
Diversified Growth Volatility Control Account
For the year ended
December 31, 2019
For each of the two
years in the period ended
December 31, 2019
For each of the two years ended
December 31, 2019 and the
period from March 30, 2017, date
operations commenced, through
December 31, 2017

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 19, 2020

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to
December 31, 2019), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
Bond Market Index Account Class 1
Actual $ 1,000.00 $ 1,023.21 $ 0.76 0.15%
Hypothetical 1,000.00 1,024.45 0.77 0.15
Core Plus Bond Account Class 1
Actual 1,000.00 1,025.05 2.40 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
Diversified Balanced Account Class 1
Actual 1,000.00 1,060.23 0.26 0.05
Hypothetical 1,000.00 1,024.95 0.26 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,059.14 1.56 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,056.45 1.61 0.31
Hypothetical 1,000.00 1,023.64 1.58 0.31
Diversified Balanced Volatility Control Account Class 2
Actual 1,000.00 1,054.46 1.97 0.38
Hypothetical 1,000.00 1,023.29 1.94 0.38
Diversified Growth Account Class 2
Actual 1,000.00 1,069.49 1.56 0.30
Hypothetical 1,000.00 1,023.69 1.53 0.30
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 1,066.76 1.61 0.31
Hypothetical 1,000.00 1,023.64 1.58 0.31

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
Diversified Growth Volatility Control Account Class 2
Actual $ 1,000.00 $ 1,063.91 $ 1.98 0.38%
Hypothetical 1,000.00 1,023.29 1.94 0.38
Diversified Income Account Class 2
Actual 1,000.00 1,048.12 1.60 0.31
Hypothetical 1,000.00 1,023.64 1.58 0.31
Diversified International Account Class 1
Actual 1,000.00 1,068.75 4.85 0.93
Hypothetical 1,000.00 1,020.52 4.74 0.93
Equity Income Account Class 1
Actual 1,000.00 1,102.73 2.49 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
Equity Income Account Class 2
Actual 1,000.00 1,101.60 3.81 0.72
Hypothetical 1,000.00 1,021.58 3.67 0.72
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,019.33 2.65 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52
International Emerging Markets Account Class 1
Actual 1,000.00 1,067.33 6.25 1.20
Hypothetical 1,000.00 1,019.16 6.11 1.20
LargeCap Growth Account I Class 1
Actual 1,000.00 1,103.22 3.66 0.69
Hypothetical 1,000.00 1,021.73 3.52 0.69
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 1,107.62 1.33 0.25
Hypothetical 1,000.00 1,023.95 1.28 0.25
LargeCap S&P 500 Index Account Class 2
Actual 1,000.00 1,106.50 2.65 0.50
Hypothetical 1,000.00 1,022.68 2.55 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 1,101.55 2.49 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
MidCap Account Class 1
Actual 1,000.00 1,097.77 2.91 0.55
Hypothetical 1,000.00 1,022.43 2.80 0.55
MidCap Account Class 2
Actual 1,000.00 1,096.20 4.23 0.80
Hypothetical 1,000.00 1,021.17 4.08 0.80
Principal Capital Appreciation Account Class 1
Actual 1,000.00 1,109.84 3.46 0.65
Hypothetical 1,000.00 1,021.93 3.31 0.65
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,108.27 4.78 0.90
Hypothetical 1,000.00 1,020.67 4.58 0.90
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,039.45 0.31 0.06
Hypothetical 1,000.00 1,024.90 0.31 0.06
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 1,052.54 0.05 0.01
Hypothetical 1,000.00 1,025.16 0.05 0.01

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
Principal LifeTime 2030 Account Class 1
Actual $ 1,000.00 $ 1,064.69 $ 0.05 0.01%
Hypothetical 1,000.00 1,025.16 0.05 0.01
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 1,074.74 0.16 0.03
Hypothetical 1,000.00 1,025.05 0.15 0.03
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 1,079.06 0.31 0.06
Hypothetical 1,000.00 1,024.90 0.31 0.06
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 1,082.61 0.52 0.10
Hypothetical 1,000.00 1,024.70 0.51 0.10
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,034.81 0.36 0.07
Hypothetical 1,000.00 1,024.85 0.36 0.07
Real Estate Securities Account Class 1
Actual 1,000.00 1,083.83 4.62 0.88
Hypothetical 1,000.00 1,020.77 4.48 0.88
Real Estate Securities Account Class 2
Actual 1,000.00 1,082.29 5.93 1.13
Hypothetical 1,000.00 1,019.51 5.75 1.13
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,065.18 1.25 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,064.17 2.55 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 1,052.19 1.24 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,050.71 2.53 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,077.90 1.26 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,076.51 2.56 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,043.61 1.24 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,041.85 2.52 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,089.33 1.32 0.25
Hypothetical 1,000.00 1,023.95 1.28 0.25
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,087.58 2.63 0.50
Hypothetical 1,000.00 1,022.68 2.55 0.50
Short-Term Income Account Class 1
Actual 1,000.00 1,014.78 2.64 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
SmallCap Account Class 1
Actual $ 1,000.00 $ 1,065.38 $ 4.43 0.85%
Hypothetical 1,000.00 1,020.92 4.33 0.85
SmallCap Account Class 2
Actual 1,000.00 1,064.20 5.72 1.10
Hypothetical 1,000.00 1,019.66 5.60 1.10
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC. 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2019, and the Statement of Additional Information dated
May 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or
telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Funds as well as an amended and restated Sub-Advisory Agreement with Brown Advisory, LLC related to the LargeCap Growth I Account.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act
(the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal
Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-three (33) series of PVC (each series is referred to as a
“Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC
(“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The
Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal
Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted
that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.
For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or
Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge. For Funds the
Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels,
(2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-
year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.
In evaluating the management fees, the Board considered a variety of factors, including the fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered that certain Principal Funds, Inc. Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the
Funds and the services provided to such other accounts. For most Funds, net management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although net management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds, which the Board concluded were reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses.
With respect to the Largecap Growth Account I that uses the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the enhanced index “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.
With regard to the Real Estate Securities Account, the Board noted that the contractual management fee rate, the current net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (99th, 99th and 78th percentiles, respectively)
in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the management fee rate payable at each asset level and considered the pro forma effect of the fee reduction on the ranking of the Fund’s net management fee rate and total net expense ratio on the basis of Class 1 shares in the Expense Group, noting that the Fund’s net management fee rate and total net expense ratio would move into the 67th percentile and the 56th percentile, respectively. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance Universe for the three-year and blended three- and five year periods ended March 31, 2019 (15th and 10th percentiles, respectively), the Board concluded that the Management Agreement should be renewed.
With regard to the LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the contractual management fee rate, the net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (each was at the 99th percentile) in the Expense Group. Considering all relevant factors, including that the other funds in the Expense Group did not include the additional feature of a volatility mitigation strategy, that the Fund’s performance was in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2019 (47th and 41st percentiles, respectively) and that the Fund’s performance was within a reasonable range of its underlying index, the Board concluded that the Management Agreement should be renewed.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

In addition, with regard to the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment
Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-
traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March
2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fees for the Diversified Balanced Account, the Diversified Balanced Managed Volatility Account,
the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth Managed Volatility Account,
the Diversified Growth Volatility Control Account, the Diversified Income Account, the Bond Market Index Account, and the LargeCap S&P
500 Index Account do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account
due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.
Subadvisory Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the
Subadvisory Agreements are satisfactory.
Investment Performance
As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.
With regard to the LargeCap Growth Account I, the Board accepted management’s proposal to amend the Fund’s Subadvisory Agreement with Brown Advisory, LLC to add a new breakpoint to the subadvisory fee schedule and considered both the amended subadvisory fee schedule and the pro forma ranking of the reduced subadvisory fee rate in concluding that the Subadvisory Agreement, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.
Other Benefits to Subadvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

Long-Term Capital Gain Dividends. Certain Accounts distributed long-term capital gain dividends during the fiscal year ended December
31, 2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial
Statements. To the extent necessary to distribute such capital gains, certain Accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Unrecaptured Section 1250 Gain Distribution. Principal Variable Contracts Funds, Inc. – Real Estate Securities Account distributed
Unrecaptured Section 1250 gains, in addition to long-term capital gains, in 2019 . Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2019 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended December
31, 2019 , are as follows:
The Accounts may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC
Section 905(c). The Accounts will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax
Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
DRD DRD
Bond Market Index Account 0.00% Principal Capital Appreciation Account 100.00%
Core Plus Bond Account 1.74 Principal LifeTime 2010 Account 12.18
Diversified Balanced Account 39.67 Principal LifeTime 2020 Account 18.50
Diversified Balanced Managed Volatility Account 34.29 Principal LifeTime 2030 Account 25.74
Diversified Balanced Volatility Control Account 29.62 Principal LifeTime 2040 Account 31.30
Diversified Growth Account 51.61 Principal LifeTime 2050 Account 36.09
Diversified Growth Managed Volatility Account 43.00 Principal LifeTime 2060 Account 30.29
Diversified Growth Volatility Control Account 46.89 Principal LifeTime Strategic Income Account 8.40
Diversified Income Account 27.79 Real Estate Securities Account 0.84
Diversified International Account 0.00 SAM Balanced Portfolio 23.43
Equity Income Account 71.33 SAM Conservative Balanced Portfolio 15.35
Government & High Quality Bond Account 0.00 SAM Conservative Growth Portfolio 39.42
International Emerging Markets Account 0.00 SAM Flexible Income Portfolio 11.99
LargeCap Growth Account I 100.00 SAM Strategic Growth Portfolio 43.18
LargeCap S&P 500 Index Account 100.00 Short-Term Income Account 0.00
LargeCap S&P 500 Managed Volatility Index
Account 100.00 SmallCap Account 27.01
MidCap Account 81.24
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0035 9.70% Principal LifeTime 2020 Account $ 0.0062 14.60%
Diversified Balanced Managed Volatility Account 0.0026 9.98 Principal LifeTime 2030 Account 0.0076 20.59
Diversified Balanced Volatility Control Account 0.0013 10.11 Principal LifeTime 2040 Account 0.0110 26.73
Diversified Growth Account 0.0053 13.77 Principal LifeTime 2050 Account 0.0126 30.51
Diversified Growth Managed Volatility Account 0.0037 13.80 Principal LifeTime 2060 Account 0.0096 25.93
Diversified Growth Volatility Control Account 0.0021 17.56 Principal LifeTime Strategic Income Account 0.0019 5.19
Diversified Income Account 0.0015 5.71 SAM Balanced Portfolio 0.0065 9.79
Diversified International Account 0.0502 99.41 SAM Conservative Balanced Portfolio 0.0032 5.64
International Emerging Markets Account 0.0591 98.91 SAM Conservative Growth Portfolio 0.0116 18.12
Principal LifeTime 2010 Account 0.0038 8.06 SAM Strategic Growth Portfolio 0.0158 25.82

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)

The following information is being provided to you, prompted by the acquisition of the following Accounts effective June 7, 2019:
Long-Term Capital Gain Distribution. The Accounts distributed long-term capital gain dividends during the tax year ended June 7, 2019.
Unless otherwise designated, long-term capital gain dividends are subject to a maximum tax rate of 20-percent, 15-percent, or 0-percent, depending on the shareholder's taxable income. To the extent necessary to distribute such capital gains, the Accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the tax year that qualifies for DRD are as follows:
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
Acquired Account Acquiring Account
Income Account
Core Plus Bond Account
LargeCap Growth Account
LargeCap Growth Account I
Multi-Asset Income Account
SAM Flexible Income Portfolio
Per Share
Long-Term
Capital Gain
Distributions
(EX-DATE:
6/6/2019)
Income Account $ 0.2140
LargeCap Growth Account 8.7869
Multi-Asset Income Account 0.0544
DRD
Income Account 5.72%
LargeCap Growth Account 100.00
Multi-Asset Income Account 14.85

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Contracts Funds, Inc.
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© 2019 Principal Financial Services, Inc. | MM1290-25 | 12/2019 | 1033321

Principal Variable Contracts Funds, Inc.
Annual Report
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Account Information 2
Core Plus Bond Account (unaudited) 3
Diversified International Account (unaudited) 4
Equity Income Account (unaudited) 5
Government & High Quality Bond Account (unaudited) 6
LargeCap Growth Account I (unaudited) 7
MidCap Account (unaudited) 8
Principal Capital Appreciation Account (unaudited) 9
Real Estate Securities Account (unaudited) 10
SAM Balanced Portfolio (unaudited) 11
SAM Conservative Balanced Portfolio (unaudited) 12
SAM Conservative Growth Portfolio (unaudited) 13
SAM Flexible Income Portfolio (unaudited) 14
SAM Strategic Growth Portfolio (unaudited) 15
Short-Term Income Account (unaudited) 16
SmallCap Account (unaudited) 17
Financial Statements 18
Notes to Financial Statements 36
Schedules of Investments 56
Financial Highlights (Includes performance information) 112
Report of Independent Registered Public Accounting Firm 128
Shareholder Expense Example 129
Supplemental Information 131

1
Economic & Financial Market Review
Economic momentum has clearly improved in the U.S. and China. A modest upturn has started in the Eurozone, and Japan’s economy appears to be nearing an economic trough. China’s leading economic indicator created by the Organization of Economic Cooperation and
Development troughed in February, and our own activity guide has been picking up since spring. Broad gauges like retail sales, industrial production, and fixed asset investment all improved significantly in November. The partial détente in the U.S.-China trade conflict bodes well for better growth next year. U.S. activity appears to be bouncing. Manufacturing picked up in November. Small business optimism has perked up and remains near all-time highs. Job growth is extraordinarily strong for this late in an expansion, which boosted consumer confidence.
Household balance sheets are in excellent shape and the savings rate stays high at 8%.
The Eurozone economy has lagged the U.S. and China recently, avoiding recession as the weak link this year. Germany kept expanding in the third quarter. For the Eurozone as a whole, the trough was likely the fourth quarter of 2019. Service sector surveys have picked up from the bottom, but canvasses of manufacturing companies may not be there yet. Those latter surveys showed activity ticked down in December after weak October activity. But overall business sentiment shows signs of recovery. Robust household activity has kept a recession at bay, buoyed by a vigorous labor market. The Eurozone appears set for an upswing. Wage growth has accelerated, and job gains stay hardy as the labor market tightens.
The hike in the value-added tax (VAT) in Japan on October 1 had the same negative impact as prior ones: heightened sales before the hike and a collapse afterwards. It may cause growth to contract in the fourth quarter and has surely delayed a rebound in Japan. Manufacturing remains weak from global headwinds. Although the job market is incredibly tight and job openings plentiful, the unemployment rate remains remarkably tiny at 2.2%. Nevertheless, Japanese industry is in recession as machine tool orders and industrial production keep falling. We do look for growth to pick up modestly in 2020 as the tax impact fades. The government has proposed a large stimulus package to offset the
VAT and the 2020 Olympics will likely provide a temporary lift. Industrial output in Taiwan and South Korea has trended somewhat higher, a harbinger of a broader pickup in Southeast Asia from which Japan will likely benefit.
We believe the foundation is being set for a mild but sustained pickup in world growth for 2020. Central banks are very accommodative.
Interest rates stay extremely low. The lagged impact of rate cuts should stay beneficial next year. Stimulus in China, while timid, appears to be supporting growth. Trade uncertainty has lessened. The U.S. dollar has weakened. Credit stress is negligible. Inflation stays moderate.
Commodity prices are rising, sniffing the aroma of better growth. The wave of revival seems to have begun.
*Commentary taken from December 2019 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

2
Important Account Information
The following information applies to all accounts shown in the annual report (unless noted):
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares. The performance of the Class 2 shares will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown.
For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

3
Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Core Plus Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. The bonds and other debt securities in which the Account invests include intermediate maturity fixed-income securities, which are rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Services ("S&P") or
Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The fixed income securities in which the Account invests include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-
backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets (securitized products);
corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-
Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the
Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.
An out-of-index allocation to below investment-grade corporate bonds contributed. Overweight allocation to investment-grade corporate bonds contributed. Security selection within investment-grade corporate bonds contributed. Curve positioning detracted. Duration positioning detracted. Underweight allocation to government related debt detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.81% 3.28% 4.66% 12/18/87

4
Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Diversified International Account seeks long-term growth of capital. The Account invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries. The Account invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Stock selection in the financials sector contributed, led by overweight to Brookfield Asset Management, a global asset manager focused on property, renewable power, infrastructure, and private equity assets. Stock selection in the United Kingdom also contributed, led by overweight to 3I Group, a global leader in private equity with a focus on growth capital, buyouts, and infrastructure investments across a diversified mix of sectors/industries. Stock selection in the health care sector contributed positively to outperformance, led by an overweight position in HOYA, a multinational Japanese company that produces eyeglass lenses, contact lenses, intraocular lenses, and endoscopes for health care markets, with additional exposure in information technology. Stock selection in Sweden detracted, led by an overweight position in Swedbank, one of the big four Swedish banks. Stock selection in Brazil detracted, led by an overweight position in Vale, the world's largest seaborne market iron ore mining company. Stock selection in the Netherlands detracted, led by ASML Holding, the market leader in lithography tools.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 22.69% 5.48% 5.95% 5/2/94

5
Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Equity Income Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Account usually invests in equity securities of companies with large market capitalizations. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in real estate investment trusts and securities of foreign issuers.
Apple Inc. outperformed as the company continues to top expectations and diversify their revenue streams with service revenues seeing double-digit growth. KKR & Co. Inc. outperformed over the last twelve months on strong fiscal operating results and AUM growth. Not owning Berkshire Hathaway Inc. Class B contributed to relative results.  Cimarex Energy Company underperformed as the company missed earnings due to lower natural gas liquid and gas prices. Investors remained concerned about low gas prices, negative spot prices and that takeaway capacity from the Permian Basin will not be sufficient. Kroger Co. detracted from excess returns due to results in the grocery store's operating profits. Royal Dutch Shell Plc underperformed as the company missed earnings estimates in 3Q and as the sentiment for energy companies worsened during the year.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 29.09% 10.54% 12.62% 4/28/98
Class 2 Shares 28.78% 10.27% 12.33% 5/1/01

6
Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Government & High Quality Bond Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated, at the time of purchase, AAA by Standard & Poor's Ratings Services ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, in the opinion of the Sub-Advisor of comparable quality including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products).
Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg
Barclays Fixed-Rate MBS Index. The Account also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
Security selection was a contributor for the year. Allocations to call protected (i.e. loan balance) pools contributed by insulating the portfolio from elevated prepayment activity. Out-of-index allocation to commercial mortgage backed securities (CMBS), both agency and non-
agency, contributed to overall performance. Underweight to 30-year Ginnie Mae (GNMA) mortgages, which underperformed the index, also contributed. Out-of-index sector allocations were the largest detractors. An out-of-index allocation to agency collateralized mortgage obligation (CMOs) detracted. Further, an underweight to 30-year conventional (Fannie Mae/Freddie Mac) mortgages detracted. Out-of-index allocation to asset backed securities (ABS) also detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 6.45% 2.35% 3.16% 5/6/93

7
LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, LargeCap Growth Account I invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index. The
Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Brown outperformed the index due largely to positive stock selection in the health care, industrials, and consumer staples sectors. T. Rowe underperformed the index due to negative stock selection in the information technology sector along with an overweight to health care.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 34.92% 15.32% 15.39% 6/1/94

8
MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, MidCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index. The Account invests in foreign securities.
Allocation to Fair Isaac Corp. contributed to results, reporting strong performance and increasing its full-year guidance. Lululemon Athletica
Inc. contributed due to strong revenue and profit growth, particularly in its online sales. Allocation to Chipotle Mexican Grill contributed as the company beat already high expectations and raised guidance for 2019 due to increased transactions from new customers, higher average checks, higher operating margins, and growing digital sales. Allocation to Cimarex Energy Co. detracted as the company missed earnings due to lower natural gas liquid and gas prices and investor concern about low gas prices, negative spot prices, and that takeaway capacity from the Permian Basin will not be sufficient. Allocation to Tanger Factory Outlet Centers lagged due to concerns about slowing retail traffic and potential retailer bankruptcies impacting occupancy rates. Markel Corporation detracted due to higher than forecast catastrophe losses in addition to charges associated with the company’s CatCo. unit.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 43.10% 13.49% 16.42% 12/18/87
Class 2 Shares 42.72% 13.20% 16.13% 9/9/09

9
Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Principal Capital Appreciation Account invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Fair Isaac Corp. contributed to results, reporting strong performance and increasing its full year guidance. Lam Research Corporation, the second-best performing stock in 2019 in the S&P 500, benefited from an improving outlook for semiconductors following the recent correction. Not owning Berkshire Hathaway Inc. Class B contributed to relative results. Royal Dutch Shell Plc underperformed as the company missed earnings estimates in 3Q and as the sentiment for energy companies worsened during the year.  Biogen Inc. detracted as investors reacted negatively when both phase 3 trials on their Alzheimer's drug were discontinued in March. Church & Dwight Co.
underperformed as investors remained concerned about volume growth.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 32.49% 11.49% 12.95% 4/28/98
Class 2 Shares 32.10% 11.21% 12.67% 11/6/01

10
Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Under normal circumstances, Real Estate Securities Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account invests in equity securities of small, medium, and large market capitalization companies.
An overweight position to Invitation Homes contributed to relative performance as the company benefitted from positive quarterly results through the year and progress towards the removal of the Blackstone equity overhang. An overweight position to Prologis contributed to relative performance as the company benefitted from strong operating results, outsized returns in their development portfolio, and several large portfolio trades that were viewed as positive pricing comps for Prologis’ portfolio. An overweight position to Equinix contributed to relative performance, as the company’s benefitted from positive investor sentiment surrounding the data center sector. An overweight position to Regency Centers (REG) detracted from relative performance as the lower-quality peers posted better organic growth during the year, which caused rotation out of REG into other names. Part of the weakness was driven by unique tenant issues during 2019, impacted growth outlook and drove underperformance relative to peers. An overweight position to Taubman Centers detracted from relative performance, driven by an elevated store closing environment and fear that trade war escalations could put further pressure on retailers via new tariffs. Not holding Mid-America Apartment Communities, Inc detracted from relative performance as easy comps and low-bar initial guidance helped the company to deliver beat and raise operation results through the year. Meanwhile, the below expectation results from the coastal peers towards the end of year also helped the company’s relative performance.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 31.26% 8.65% 12.88% 5/1/98
Class 2 Shares 30.94% 8.38% 12.59% 1/8/07

11
SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Security selection in international developed market equities aided performance. Strategic underweight to Government bonds, which underperformed core fixed income, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, hindered performance. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 20.01% 6.82% 8.51% 6/3/97
Class 2 Shares 19.74% 6.57% 8.24% 11/6/01

12
SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Strategic underweight to Government bonds, which underperformed core fixed income, aided performance. Strategic overweight to preferred capital, which was the top performing fixed income asset classes, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, hindered performance. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 15.88% 5.64% 7.08% 4/23/98
Class 2 Shares 15.66% 5.39% 6.83% 11/6/01

13
SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Security selection in mid-cap equities was the largest contributor. Security selection in international developed market equities aided performance. Slight tactical overweight to equities, which outperformed fixed income and alternatives and specialty in the risk-on environment, contributed. Strategic allocation to international emerging market equities, which underperformed their U.S. and developed market counterparts, was the largest detractor. Strategic overweight to multi-alternatives, which posted a positive return but lagged other alternative and specialty asset classes and the broad equity market, hindered performance. Security selection in large-cap value equities detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 24.06% 7.99% 9.78% 6/3/97
Class 2 Shares 23.68% 7.72% 9.51% 11/6/01

14
SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Strategic allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, was the largest contributor.
Strategic underweight to Government bonds, which underperformed core fixed income, aided performance. Strategic overweight to preferred capital, which was the top performing fixed income asset classes, contributed. Security selection in investment-grade corporate bonds was the largest detractor. Security selection in TIPS hindered performance. Strategic and tactical overweight to TIPS, which posted positive returns but underperformed core fixed income, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 13.25% 4.92% 6.27% 9/9/97
Class 2 Shares 12.97% 4.66% 6.00% 11/6/01

15
SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.
Security selection in mid-cap equities was the largest contributor. Security selection in international developed market equities aided performance. Security selection in international emerging market equities contributed. Strategic allocation to International emerging market equities, which underperformed their U.S. and developed market counterparts, was the largest detractor. Security selection in large-cap value equities hindered performance. Strategic underweight to large-cap growth equities, which outperformed their value counterparts, detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 27.44% 8.25% 10.51% 6/3/97
Class 2 Shares 27.13% 7.99% 10.23% 11/6/01

16
Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
Short-Term Income Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Ratings Services or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index.
The Account's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset backed securities (securitized products), and real estate investment trust ("REIT") securities. The Account invests in securities denominated in foreign currencies and in securities of foreign issuers.
Issuer selection in banking contributed. Underweight to supranational and government guarantee contributed. Issuer selection in consumer non-cyclical and energy contributed. Issuer selection in owned no guarantee detracted. Out-of-index allocation to agency commercial mortgage-backed securities, asset-backed securities (ABS), auto backed ABS, and treasurys detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 4.70% 2.18% 2.43% 1/12/94

17
SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2019
What contributed to or detracted from Fund performance during the fiscal year?
SmallCap Account seeks long-term growth of capital. Under normal circumstances, SmallCap Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Account, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index.
Carvana, Nevro, Entegris, CACI International, and Eldorado Resorts contributed. PlayAGS, Nesco Holdings, Caleres, McDermott
International and Mammoth Energy Services detracted.
Value of a $10,000 Investment* December 31, 2009 - December 31, 2019
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 1 Shares 27.40% 8.49% 12.58% 5/1/98 –
Class 2 Shares 27.12% 8.22% 12.31% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Fund’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019
18
See accompanying notes.
Amounts in thousands, except per share amounts
Core Plus Bond
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ 251,067 $ 213,306 $ 434,328
Investment in affiliated securities--at cost ................................................
$ 11,648 $ 2,370 $ 14,848
Assets
Investment in securities--at value  .......................................................... $ 257,154
(a)
$ 263,791 $ 757,255
(a)
Investment in affiliated securities--at value ................................................. 11,648 2,370 14,848
Cash ......................................................................................... 7 – –
Deposits with counterparty .................................................................. 9 – –
Receivables:
Dividends and interest ................................................................. 1,733 792 2,084
Fund shares sold ....................................................................... 1,459 65 311
Investment securities sold ............................................................. 59 409 229
Variation margin on futures ........................................................... 1 – –
Total Assets   272,070 267,427 774,727
Liabilities
Accrued management and investment advisory fees ........................................ 98 189 302
Accrued distribution fees .................................................................... – – 7
Accrued directors' expenses ................................................................. – 1 4
Accrued professional fees ................................................................... – 23 –
Accrued other expenses ..................................................................... 7 33 25
Cash overdraft ............................................................................... – 6 –
Payables:
Deferred foreign tax ................................................................... – 10 –
Fund shares redeemed ................................................................. 153 314 1,195
Investment securities purchased ...................................................... 17,801 83 –
Variation margin on futures ........................................................... 14 – –
Collateral obligation on securities loaned, at value ......................................... 1,123 – 9
Total Liabilities   19,196 659 1,542
Net Assets Applicable to Outstanding Shares ............................................
$ 252,874 $ 266,768 $ 773,185
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 241,689 $ 212,686 $ 411,068
Total distributable earnings (accumulated loss) ............................................. 11,185 54,082 362,117
Total Net Assets
$ 252,874 $ 266,768 $ 773,185
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 252,874 $ 266,768 $ 741,311
Shares issued and outstanding ........................................................ 21,994 16,984 26,295
Net Asset Value per share .............................................................
$ 11.50 $ 15.71 $ 28.19
Class 2 : Net Assets .......................................................................... N/A N/A $ 31,874
Shares issued and outstanding ........................................................ 1,140
Net Asset Value per share .............................................................
$ 27.93
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019
19
See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
LargeCap Growth
Account I MidCap Account
Investment in securities--at cost ..........................................................
$ 237,105 $ 325,886 $ 377,772
Investment in affiliated securities--at cost ................................................
$ 6,646 $ 5,462 $ 252
Assets
Investment in securities--at value  .......................................................... $ 238,212
(a)
$ 494,450
(a)
$ 608,173
(a)
Investment in affiliated securities--at value ................................................. 6,646 5,535 252
Cash ......................................................................................... 6 – 192
Deposits with counterparty .................................................................. 149 120 –
Receivables:
Dividends and interest ................................................................. 906 161 1,742
Expense reimbursement from Manager ............................................... – 11 –
Fund shares sold ....................................................................... 542 446 27
Investment securities sold ............................................................. – 3,482 2,275
Variation margin on futures ........................................................... 29 8 –
Total Assets   246,490 504,213 612,661
Liabilities
Accrued management and investment advisory fees ........................................ 102 296 274
Accrued distribution fees .................................................................... – – 4
Accrued directors' expenses ................................................................. 1 1 3
Accrued other expenses ..................................................................... 7 11 6
Cash overdraft ............................................................................... – 1 –
Payables:
Fund shares redeemed ................................................................. 215 192 1,073
Investment securities purchased ...................................................... 2,319 36 789
Collateral obligation on securities loaned, at value ......................................... 2,514 1,023 1,850
Total Liabilities   5,158 1,560 3,999
Net Assets Applicable to Outstanding Shares ............................................
$ 241,332 $ 502,653 $ 608,662
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 243,292 $ 303,520 $ 320,310
Total distributable earnings (accumulated loss) ............................................. (1,960) 199,133 288,352
Total Net Assets
$ 241,332 $ 502,653 $ 608,662
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 241,332 $ 502,653 $ 587,854
Shares issued and outstanding ........................................................ 24,602 13,354 9,808
Net Asset Value per share .............................................................
$ 9.81 $ 37.64 $ 59.93
Class 2 : Net Assets .......................................................................... N/A N/A $ 20,808
Shares issued and outstanding ........................................................ 350
Net Asset Value per share .............................................................
$ 59.42
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019
20
See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ 82,796 $ 116,094 $ –
Investment in affiliated securities--at cost ................................................
$ 2,945 $ 1,130 $ 563,396
Assets
Investment in securities--at value  .......................................................... $ 154,351 $ 160,191 $ –
Investment in affiliated securities--at value ................................................. 2,945 1,130 698,192
Receivables:
Dividends and interest ................................................................. 210 618 1,179
Expense reimbursement from Manager ............................................... – 3 –
Fund shares sold ....................................................................... 6 58 230
Investment securities sold ............................................................. 82 261 412
Total Assets   157,594 162,261 700,013
Liabilities
Accrued management and investment advisory fees ........................................ 83 120 135
Accrued distribution fees .................................................................... 3 1 26
Accrued directors' expenses ................................................................. 1 1 2
Accrued other expenses ..................................................................... 7 6 6
Payables:
Fund shares redeemed ................................................................. 737 95 643
Investment securities purchased ...................................................... – 108 371
Total Liabilities   831 331 1,183
Net Assets Applicable to Outstanding Shares ............................................
$ 156,763 $ 161,930 $ 698,830
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 76,951 $ 107,168 $ 531,464
Total distributable earnings (accumulated loss) ............................................. 79,812 54,762 167,366
Total Net Assets
$ 156,763 $ 161,930 $ 698,830
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 143,227 $ 155,569 $ 574,960
Shares issued and outstanding ........................................................ 4,662 7,235 36,683
Net Asset Value per share .............................................................
$ 30.72 $ 21.50 $ 15.67
Class 2 : Net Assets .......................................................................... $ 13,536 $ 6,361 $ 123,870
Shares issued and outstanding ........................................................ 446 295 8,004
Net Asset Value per share .............................................................
$ 30.32 $ 21.56 $ 15.48

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019
21
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 165,152 $ 286,661 $ 171,736
Assets
Investment in affiliated securities--at value ................................................. $ 189,384 $ 356,534 $ 188,444
Receivables:
Dividends and interest ................................................................. 291 491 399
Fund shares sold ....................................................................... 2 374 76
Investment securities sold ............................................................. 372 – –
Total Assets   190,049 357,399 188,919
Liabilities
Accrued management and investment advisory fees ........................................ 37 69 37
Accrued distribution fees .................................................................... 5 30 6
Accrued directors' expenses ................................................................. 1 1 1
Accrued other expenses ..................................................................... 6 6 5
Payables:
Fund shares redeemed ................................................................. 374 80 11
Investment securities purchased ...................................................... 151 366 274
Total Liabilities   574 552 334
Net Assets Applicable to Outstanding Shares ............................................
$ 189,475 $ 356,847 $ 188,585
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 158,977 $ 276,452 $ 164,689
Total distributable earnings (accumulated loss) ............................................. 30,498 80,395 23,896
Total Net Assets
$ 189,475 $ 356,847 $ 188,585
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 164,095 $ 213,346 $ 157,922
Shares issued and outstanding ........................................................ 13,458 10,700 12,553
Net Asset Value per share .............................................................
$ 12.19 $ 19.94 $ 12.58
Class 2 : Net Assets .......................................................................... $ 25,380 $ 143,501 $ 30,663
Shares issued and outstanding ........................................................ 2,110 7,309 2,464
Net Asset Value per share .............................................................
$ 12.03 $ 19.63 $ 12.44

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2019
22
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 123,241 $ 164,975
Investment in affiliated securities--at cost ................................................
$ 264,331 $ 4,444 $ 10,018
Assets
Investment in securities--at value  .......................................................... $ – $ 124,846
(a)
$ 190,538
(a)
Investment in affiliated securities--at value ................................................. 315,191 4,444 10,018
Receivables:
Dividends and interest ................................................................. 320 609 281
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 11 1,339 45
Investment securities sold ............................................................. 23 – –
Total Assets   315,545 131,239 200,882
Liabilities
Accrued management and investment advisory fees ........................................ 60 55 133
Accrued distribution fees .................................................................... 31 – 1
Accrued directors' expenses ................................................................. 1 – 1
Accrued other expenses ..................................................................... 6 8 7
Payables:
Fund shares redeemed ................................................................. 34 15 348
Investment securities purchased ...................................................... – – 3
Collateral obligation on securities loaned, at value ......................................... – 309 9,126
Total Liabilities   132 387 9,619
Net Assets Applicable to Outstanding Shares ............................................
$ 315,413 $ 130,852 $ 191,263
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 253,422 $ 126,749 $ 152,854
Total distributable earnings (accumulated loss) ............................................. 61,991 4,103 38,409
Total Net Assets
$ 315,413 $ 130,852 $ 191,263
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 169,489 $ 130,852 $ 184,434
Shares issued and outstanding ........................................................ 7,759 50,963 12,031
Net Asset Value per share .............................................................
$ 21.85 $ 2.57 $ 15.33
Class 2 : Net Assets .......................................................................... $ 145,924 N/A $ 6,829
Shares issued and outstanding ........................................................ 6,775 447
Net Asset Value per share .............................................................
$ 21.53 $ 15.26
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019
23
See accompanying notes.
Amounts in thousands
Core Plus Bond
Account
(a)
Diversified
International
Account
(a)
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 269 $ 35 $ 242
Dividends .................................................................................. 155 7,780 19,426
Withholding tax ........................................................................... – (725) (485)
Interest ..................................................................................... 9,701 – –
Securities lending - net .................................................................... 3 11 14
Total Income 10,128 7,101 19,197
Expenses:
Management and investment advisory fees ............................................... 1,317 2,158 3,411
Distribution fees - Class 2 ................................................................. 1 3 71
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 21 123 19
Directors' expenses ........................................................................ 8 7 18
Professional fees .......................................................................... 14 50 5
Shareholder meeting expense ............................................................ 11 16 –
Other expenses ............................................................................ – 1 1
Total Expenses 1,372 2,358 3,526
Net Investment Income (Loss) 8,756 4,743 15,671
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures contracts and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... 4,636 561 25,250
Foreign currency transactions ............................................................. – (140) –
Futures contracts .......................................................................... 616 – –
Swap agreements .......................................................................... (768) – –
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 10 and $ 0 , respectively) ....................... 15,737 46,443 143,189
Futures contracts .......................................................................... (381) – –
Swap agreements .......................................................................... (207) – –
Translation of assets and liabilities in foreign currencies ................................. – 2 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures contracts and swap agreements 19,633 46,866 168,439
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 28,389 $ 51,609 $ 184,110
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019
24
See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
(a)
LargeCap Growth
Account I
(a)
MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 93 $ 152 $ 15
Dividends .................................................................................. – 2,932 7,445
Withholding tax ........................................................................... – (19) (137)
Interest ..................................................................................... 6,294 2 –
Securities lending - net .................................................................... 1 19 20
Total Income 6,388 3,086 7,343
Expenses:
Management and investment advisory fees ............................................... 1,149 2,999 3,101
Distribution fees - Class 2 ................................................................. 3 5 48
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 5 25 2
Directors' expenses ........................................................................ 7 11 14
Professional fees .......................................................................... 11 10 6
Shareholder meeting expense ............................................................ 10 18 29
Other expenses ............................................................................ – – 3
Total Gross Expenses 1,185 3,068 3,204
Less: Reimbursement from Manager ..................................................... – 67 –
Less: Reimbursement from Manager - Class 1 ........................................... – 41 –
Total Net Expenses 1,185 2,960 3,204
Net Investment Income (Loss) 5,203 126 4,139
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 176 36,888 65,028
Futures contracts .......................................................................... 271 461 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 8,239 79,800 131,244
Investments in affiliated securities ........................................................ – 102 –
Futures contracts .......................................................................... 185 13 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 8,871 117,264 196,272
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 14,074 $ 117,390 $ 200,411
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019
25
See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 61 $ 18 $ 16,020
Dividends .................................................................................. 2,843 3,927 –
Withholding tax ........................................................................... (13) – –
Total Income 2,891 3,945 16,020
Expenses:
Management and investment advisory fees ............................................... 943 1,389 1,591
Distribution fees - Class 2 ................................................................. 27 12 288
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 3 3 –
Directors' expenses ........................................................................ 6 6 16
Professional fees .......................................................................... 6 6 7
Shareholder meeting expense ............................................................ 9 11 15
Other expenses ............................................................................ – 1 1
Total Gross Expenses 994 1,428 1,919
Less: Reimbursement from Manager ..................................................... – 31 –
Total Net Expenses 994 1,397 1,919
Net Investment Income (Loss) 1,897 2,548 14,101
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 9,392 10,570 13
Investment transactions in affiliated securities ............................................ – – 14,959
Capital gain distribution received from affiliated securities .............................. – – 5,877
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 30,626 28,328 –
Investments in affiliated securities ........................................................ – – 90,645
Net Realized and Unrealized Gain (Loss) on investments 40,018 38,898 111,494
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 41,915 $ 41,446 $ 125,595

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019
26
See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 4,776 $ 7,230 $ 5,411
Total Income 4,776 7,230 5,411
Expenses:
Management and investment advisory fees ............................................... 427 773 429
Distribution fees - Class 2 ................................................................. 57 330 70
Directors' expenses ........................................................................ 6 10 6
Professional fees .......................................................................... 7 7 7
Shareholder meeting expense ............................................................ 6 15 6
Total Expenses 503 1,135 518
Net Investment Income (Loss) 4,273 6,095 4,893
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 2,931 1,618 3,996
Capital gain distribution received from affiliated securities .............................. 1,148 3,995 719
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 18,902 59,644 13,562
Net Realized and Unrealized Gain (Loss) on investments 22,981 65,257 18,277
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,254 $ 71,352 $ 23,170

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2019
27
See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account
(a)
SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 6,207 $ 59 $ 82
Dividends .................................................................................. – – 2,455
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 3,811 –
Securities lending - net .................................................................... – 6 43
Total Income 6,207 3,876 2,579
Expenses:
Management and investment advisory fees ............................................... 665 685 1,555
Distribution fees - Class 2 ................................................................. 332 4 15
Custodian fees ............................................................................. – 11 3
Directors' expenses ........................................................................ 9 5 6
Professional fees .......................................................................... 8 11 7
Shareholder meeting expense ............................................................ 18 7 17
Total Gross Expenses 1,032 723 1,603
Less: Reimbursement from Manager - Class 1 ........................................... – 14 –
Total Net Expenses 1,032 709 1,603
Net Investment Income (Loss) 5,175 3,167 976
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 367 12,355
Investment transactions in affiliated securities ............................................ 1,616 – –
Capital gain distribution received from affiliated securities .............................. 5,578 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 2,788 31,227
Investments in affiliated securities ........................................................ 56,229 – –
Net Realized and Unrealized Gain (Loss) on investments 63,423 3,155 43,582
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 68,598 $ 6,322 $ 44,558
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
28
See accompanying notes.
Amounts in thousands Core Plus Bond Account
Diversified International
Account
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 8,756 $ 9,405 $ 4,743 $ 5,381
Net realized gain (loss) on investments , foreign currencies , futures contracts and swap agreements ... 4,484 (4,080) 421 12,743
Change in unrealized appreciation/depreciation of investments , futures contracts and swap agreements ............................................................................................... 15,149 (9,640) 46,445 (68,991)
Net Increase (Decrease) in Net Assets Resulting from Operations 28,389 (4,315) 51,609 (50,867)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (10,172) (9,608) (16,680) (5,962)
Class 2 .............................................................................................. – (28) – (45)
Total Dividends and Distributions (10,172) (9,636) (16,680) (6,007)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 50,731 45,295 16,466 25,975
Class 2 .............................................................................................. 678 485 282 757
Dollars issued in acquisition:
Class 1 .............................................................................................. 13,863 N/A N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 10,172 9,608 16,680 5,962
Class 2 .............................................................................................. – 28 – 45
Dollars redeemed:
Class 1 .............................................................................................. (120,810) (53,893) (34,685) (34,901)
Class 2 .............................................................................................. (1,497) (306) (2,536) (175)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (46,863) 1,217 (3,793) (2,337)
Total Increase (Decrease) (28,646) (12,734) 31,136 (59,211)
Net Assets
Beginning of period ...................................................................................... 281,520 294,254 235,632 294,843
End of period ............................................................................................
$ 252,874 $ 281,520 $ 266,768 $ 235,632
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 4,480 4,117 1,091 1,569
Class 2 .............................................................................................. 61 45 19 45
Shares issued in acquisition:
Class 1 .............................................................................................. 1,210 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 891 891 1,154 379
Class 2 .............................................................................................. – 3 – 3
Shares redeemed:
Class 1 .............................................................................................. (10,571) (4,899) (2,292) (2,138)
Class 2 .............................................................................................. (132) (29) (165) (11)
Net Increase (Decrease) ..................................................................................
(4,061) 128 (193) (153)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
29
See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 15,671 $ 15,325 $ 5,203 $ 5,612
Net realized gain (loss) on investments and futures contracts ........................................... 25,250 26,702 447 (4,919)
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 143,189 (78,310) 8,424 1,170
Net Increase (Decrease) in Net Assets Resulting from Operations 184,110 (36,283) 14,074 1,863
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (31,963) (45,062) (6,457) (8,577)
Class 2 .............................................................................................. (1,260) (2,105) – (94)
Total Dividends and Distributions (33,223) (47,167) (6,457) (8,671)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 30,924 58,053 45,780 23,115
Class 2 .............................................................................................. 2,812 2,423 109 587
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 138,113 N/A N/A
Class 2 .............................................................................................. N/A 728 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 31,963 45,062 6,457 8,577
Class 2 .............................................................................................. 1,260 2,105 – 94
Dollars redeemed:
Class 1 .............................................................................................. (102,774) (97,723) (38,035) (47,180)
Class 2 .............................................................................................. (3,271) (4,025) (2,835) (287)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (39,086) 144,736 11,476 (15,094)
Total Increase (Decrease) 111,801 61,286 19,093 (21,902)
Net Assets
Beginning of period ...................................................................................... 661,384 600,098 222,239 244,141
End of period ............................................................................................
$ 773,185 $ 661,384 $ 241,332 $ 222,239
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,185 2,255 4,656 2,427
Class 2 .............................................................................................. 107 94 11 62
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 5,656 N/A N/A
Class 2 .............................................................................................. N/A 30 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,212 1,759 662 922
Class 2 .............................................................................................. 48 83 – 10
Shares redeemed:
Class 1 .............................................................................................. (3,931) (3,796) (3,904) (4,946)
Class 2 .............................................................................................. (127) (157) (289) (30)
Net Increase (Decrease) ..................................................................................
(1,506) 5,924 1,136 (1,555)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
30
See accompanying notes.
Amounts in thousands LargeCap Growth Account I MidCap Account
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 126 $ 253 $ 4,139 $ 1,610
Net realized gain (loss) on investments and futures contracts ........................................... 37,349 39,058 65,028 91,599
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 79,915 (27,387) 131,244 (126,070)
Net Increase (Decrease) in Net Assets Resulting from Operations 117,390 11,924 200,411 (32,861)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (34,797) (23,659) (78,890) (71,720)
Class 2 .............................................................................................. – (197) (2,711) (2,314)
Total Dividends and Distributions (34,797) (23,856) (81,601) (74,034)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 49,655 40,614 16,147 14,347
Class 2 .............................................................................................. 1,475 2,908 241 318
Dollars issued in acquisition:
Class 1 .............................................................................................. 112,835 N/A N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 34,797 23,659 78,890 71,720
Class 2 .............................................................................................. – 197 2,711 2,314
Dollars redeemed:
Class 1 .............................................................................................. (72,723) (58,731) (96,550) (83,342)
Class 2 .............................................................................................. (5,277) (266) (1,662) (1,283)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 120,762 8,381 (223) 4,074
Total Increase (Decrease) 203,355 (3,551) 118,587 (102,821)
Net Assets
Beginning of period ...................................................................................... 299,298 302,849 490,075 592,896
End of period ............................................................................................
$ 502,653 $ 299,298 $ 608,662 $ 490,075
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,406 1,205 272 254
Class 2 .............................................................................................. 42 86 4 6
Shares issued in acquisition:
Class 1 .............................................................................................. 3,150 N/A N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,003 687 1,395 1,273
Class 2 .............................................................................................. – 6 48 41
Shares redeemed:
Class 1 .............................................................................................. (2,043) (1,745) (1,633) (1,432)
Class 2 .............................................................................................. (148) (9) (28) (22)
Net Increase (Decrease) ..................................................................................
3,410 230 58 120
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
31
See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account Real Estate Securities Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 1,897 $ 2,365 $ 2,548 $ 2,786
Net realized gain (loss) on investments .................................................................. 9,392 15,443 10,570 10,389
Change in unrealized appreciation/depreciation of investments ......................................... 30,626 (21,803) 28,328 (19,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 41,915 (3,995) 41,446 (6,236)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (14,537) (9,374) (12,865) (14,247)
Class 2 .............................................................................................. (1,192) (592) (409) (340)
Total Dividends and Distributions (15,729) (9,966) (13,274) (14,587)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 2,236 3,936 13,048 11,906
Class 2 .............................................................................................. 3,206 1,928 2,340 1,190
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 14,537 9,374 12,865 14,247
Class 2 .............................................................................................. 1,192 592 409 340
Dollars redeemed:
Class 1 .............................................................................................. (26,520) (26,219) (31,224) (26,990)
Class 2 .............................................................................................. (1,378) (1,344) (602) (393)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (6,727) (11,733) (3,164) 300
Total Increase (Decrease) 19,459 (25,694) 25,008 (20,523)
Net Assets
Beginning of period ...................................................................................... 137,304 162,998 136,922 157,445
End of period ............................................................................................
$ 156,763 $ 137,304 $ 161,930 $ 136,922
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 77 140 621 611
Class 2 .............................................................................................. 109 66 109 61
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 509 320 619 737
Class 2 .............................................................................................. 42 21 20 17
Shares redeemed:
Class 1 .............................................................................................. (894) (902) (1,476) (1,376)
Class 2 .............................................................................................. (47) (47) (29) (20)
Net Increase (Decrease) ..................................................................................
(204) (402) (136) 30

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
32
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 14,101 $ 16,876 $ 4,273 $ 5,257
Net realized gain (loss) on investments .................................................................. 20,849 26,614 4,079 4,053
Change in unrealized appreciation/depreciation of investments ......................................... 90,645 (78,727) 18,902 (15,820)
Net Increase (Decrease) in Net Assets Resulting from Operations 125,595 (35,237) 27,254 (6,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (34,485) (49,734) (7,836) (11,929)
Class 2 .............................................................................................. (6,978) (8,765) (1,118) (1,454)
Total Dividends and Distributions (41,463) (58,499) (8,954) (13,383)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 11,207 18,427 10,371 12,728
Class 2 .............................................................................................. 12,791 9,719 3,994 4,078
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 34,485 49,734 7,836 11,929
Class 2 .............................................................................................. 6,978 8,765 1,118 1,454
Dollars redeemed:
Class 1 .............................................................................................. (102,578) (106,200) (24,553) (31,254)
Class 2 .............................................................................................. (13,398) (10,034) (2,337) (3,360)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (50,515) (29,589) (3,571) (4,425)
Total Increase (Decrease) 33,617 (123,325) 14,729 (24,318)
Net Assets
Beginning of period ...................................................................................... 665,213 788,538 174,746 199,064
End of period ............................................................................................
$ 698,830 $ 665,213 $ 189,475 $ 174,746
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 740 1,191 886 1,055
Class 2 .............................................................................................. 852 630 338 345
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 2,314 3,318 668 1,026
Class 2 .............................................................................................. 474 591 96 127
Shares redeemed:
Class 1 .............................................................................................. (6,736) (6,846) (2,065) (2,587)
Class 2 .............................................................................................. (895) (654) (199) (282)
Net Increase (Decrease) ..................................................................................
(3,251) (1,770) (276) (316)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
33
See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 6,095 $ 5,906 $ 4,893 $ 6,420
Net realized gain (loss) on investments .................................................................. 5,613 15,591 4,715 5,776
Change in unrealized appreciation/depreciation of investments ......................................... 59,644 (43,484) 13,562 (15,998)
Net Increase (Decrease) in Net Assets Resulting from Operations 71,352 (21,987) 23,170 (3,802)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (13,076) (16,069) (9,918) (11,234)
Class 2 .............................................................................................. (8,339) (9,631) (1,807) (1,602)
Total Dividends and Distributions (21,415) (25,700) (11,725) (12,836)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 13,665 21,584 11,700 8,441
Class 2 .............................................................................................. 12,305 9,393 5,814 7,676
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A 346 N/A
Class 2 .............................................................................................. N/A N/A 107 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 13,076 16,069 9,918 11,234
Class 2 .............................................................................................. 8,339 9,631 1,807 1,602
Dollars redeemed:
Class 1 .............................................................................................. (33,646) (38,633) (30,930) (42,935)
Class 2 .............................................................................................. (14,790) (9,529) (4,297) (4,450)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (1,051) 8,515 (5,535) (18,432)
Total Increase (Decrease) 48,886 (39,172) 5,910 (35,070)
Net Assets
Beginning of period ...................................................................................... 307,961 347,133 182,675 217,745
End of period ............................................................................................
$ 356,847 $ 307,961 $ 188,585 $ 182,675
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 719 1,136 937 668
Class 2 .............................................................................................. 654 491 468 613
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A 27 N/A
Class 2 .............................................................................................. N/A N/A 8 N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 698 847 811 921
Class 2 .............................................................................................. 452 514 149 132
Shares redeemed:
Class 1 .............................................................................................. (1,766) (2,012) (2,464) (3,390)
Class 2 .............................................................................................. (790) (494) (346) (353)
Net Increase (Decrease) ..................................................................................
(33) 482 (410) (1,409)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
34
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2018
Operations
Net investment income (loss) ............................................................................ $ 5,175 $ 4,190 $ 3,167 $ 3,396
Net realized gain (loss) on investments .................................................................. 7,194 16,667 367 (914)
Change in unrealized appreciation/depreciation of investments ......................................... 56,229 (45,097) 2,788 (759)
Net Increase (Decrease) in Net Assets Resulting from Operations 68,598 (24,240) 6,322 1,723
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (10,497) (12,164) (3,392) (3,250)
Class 2 .............................................................................................. (8,871) (9,663) – (71)
Total Dividends and Distributions (19,368) (21,827) (3,392) (3,321)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 13,010 15,633 32,469 29,747
Class 2 .............................................................................................. 9,949 9,438 1,115 2,906
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 10,497 12,164 3,392 3,250
Class 2 .............................................................................................. 8,871 9,663 – 71
Dollars redeemed:
Class 1 .............................................................................................. (21,196) (26,105) (56,911) (40,805)
Class 2 .............................................................................................. (10,097) (10,070) (5,301) (1,159)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 11,034 10,723 (25,236) (5,990)
Total Increase (Decrease) 60,264 (35,344) (22,306) (7,588)
Net Assets
Beginning of period ...................................................................................... 255,149 290,493 153,158 160,746
End of period ............................................................................................
$ 315,413 $ 255,149 $ 130,852 $ 153,158
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 625 737 12,624 11,770
Class 2 .............................................................................................. 486 448 437 1,153
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 517 589 1,330 1,300
Class 2 .............................................................................................. 443 474 – 28
Shares redeemed:
Class 1 .............................................................................................. (1,024) (1,230) (22,197) (16,117)
Class 2 .............................................................................................. (496) (480) (2,065) (460)
Net Increase (Decrease) ..................................................................................
551 538 (9,871) (2,326)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
35
See accompanying notes.
Amounts in thousands SmallCap Account
Year Ended
December 31,
2019
Year Ended
December 31,
2018
Operations
Net investment income (loss) ................................................................................................................... $ 976 $ 394
Net realized gain (loss) on investments ......................................................................................................... 12,355 28,868
Change in unrealized appreciation/depreciation of investments ................................................................................ 31,227 (48,626)
Net Increase (Decrease) in Net Assets Resulting from Operations 44,558 (19,364)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... (28,785) (13,133)
Class 2 ..................................................................................................................................... (937) (366)
Total Dividends and Distributions (29,722) (13,499)
Capital Share Transactions
Dollars sold:
Class 1 ..................................................................................................................................... 7,971 12,588
Class 2 ..................................................................................................................................... 1,072 866
Dollars issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... 28,785 13,133
Class 2 ..................................................................................................................................... 937 366
Dollars redeemed:
Class 1 ..................................................................................................................................... (29,980) (39,263)
Class 2 ..................................................................................................................................... (475) (750)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 8,310 (13,060)
Total Increase (Decrease) 23,146 (45,923)
Net Assets
Beginning of period ............................................................................................................................. 168,117 214,040
End of period ...................................................................................................................................
$ 191,263 $ 168,117
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 506 732
Class 2 ..................................................................................................................................... 70 50
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... 1,996 716
Class 2 ..................................................................................................................................... 65 20
Shares redeemed:
Class 1 ..................................................................................................................................... (1,890) (2,233)
Class 2 ..................................................................................................................................... (30) (43)
Net Increase (Decrease) .........................................................................................................................
717 (758)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
36
1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Core Plus Bond
Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Growth Account
I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Account, and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective October 12, 2018, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account pursuant to a plan of reorganization approved by shareholders on October 1, 2018. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (“the Manager”) with similar investment objectives, principal policies, and risks.
The acquisition was accomplished by a tax-free exchange of 5,827,000 shares from LargeCap Value Account for 5,686,000 shares valued at
$138,841,000 of Equity Income Account at an approximate exchange rate of .98 for Class 1 and .98 for Class 2. The investment securities of LargeCap Value Account, with a fair value of approximately $136,333,000 and a cost of $141,343,000, and $2,514,000 cash were the primary assets acquired by Equity Income Account on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Account were maintained through the reorganization. The net assets of LargeCap Value Account and Equity Income Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $138,841,000
($1,038,000 of accumulated realized gain) and $580,109,000, respectively. The net assets of Equity Income Account immediately following the acquisition were $718,950,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2018, the beginning of the fiscal year for Equity Income Account, Equity Income
Account’s pro forma results of operations for the year ended December 31, 2018, would have been $17,543,000 of net investment income,
$54,739,000 of net realized and unrealized loss on investments, and $37,196,000 of net decrease in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account that have been included in Equity Income Account’s statement of operations since October 12, 2018.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received and shares issued by Core Plus Bond Account were recorded at fair value.
The net assets of Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The net assets of Core Plus Bond
Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus Bond
Account’s pro forma results of operations for the year ended December 31, 2019, would have been $11,379,000 of net investment income,
$24,559,000 of net realized and unrealized gain on investments, and $35,938,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap Growth

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
37
Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap
Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received and shares issued by LargeCap
Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The net assets of LargeCap Growth Account I immediately following the acquisition were $463,880,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the year ended December 31, 2019, would have been $132,000 of net investment income, $134,661,000 of net realized and unrealized gain on investments, and $134,793,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in
LargeCap Growth Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Portfolio acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Portfolio at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset acquired by SAM Flexible Income Portfolio on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The net assets of SAM Flexible Income Portfolio immediately following the acquisition were $186,377,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Portfolio,
SAM Flexible Income Portfolio’s pro forma results of operations for the year ended December 31, 2019, would have been $4,900,000 of net investment income, $18,302,000 of net realized and unrealized gain on investments, and $23,202,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Portfolio’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. Certain of the Accounts, including SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc., which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Accounts also invest in other publicly traded investment funds. Other publicly traded
Core Plus Bond Account LargeCap Growth Account I
Diversified International Account Short-Term Account
Government & High Quality Bond Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
38
investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal
Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-
counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Accounts’ net asset values, are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of
December 31, 2019:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used
Diversified International Account
Euro 18.8%
Japanese Yen 15.2
British Pound Sterling 9.2
Swiss Franc 9.1
Canadian Dollar 8.5
Hong Kong Dollar 5.1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
39
in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Distributions from REITs may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2019, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
40
tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. At
December 31, 2019, Diversified International Account had a deferred tax liability of $10,000 relating to foreign securities.
Recent Accounting Pronouncements.
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2018-13, Fair Value
Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Accounts adopted the removal and modification of applicable disclosures during the year ended
December 31, 2018 and will adopt the additional disclosures on the effective date of the ASU.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendment as of January 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Accounts.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus
1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of the year ended December 31, 2019.
During the year ended December 31, 2019, Accounts lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2019, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Core Plus Bond Account
$104 2.77%
Diversified International Account
3 2.85
Equity Income Account
16 2.36
Government & High Quality Bond Account
22 2.87
LargeCap Growth Account I
17 2.94
MidCap Account
— 2.69
Principal Capital Appreciation Account
5 2.97
Real Estate Securities Account
5 2.59
Short-Term Income Account
25 2.96
SmallCap Account
14 2.80
Average Daily
Outstanding Balance
Weighted Average
Annual Interest Rate
Diversified International Account
$33 2.73%
Government & High Quality Bond Account
1 3.00
MidCap Account
79 2.83
Real Estate Securities Account
25 2.35
Short-Term Income Account
4 3.02
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
41
associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit during the year ended December 31, 2019 .
Contingent Convertible Securities. Core Plus Bond Account invests in contingent convertible securities (“ CoCos ”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31,
2019 , no Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
42
As of December 31, 2019, deposits with counterparty were as follows (amounts in thousands):
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts and
TBA Securities)
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ 9
Government & High Quality Bond Account 149 — — 149
LargeCap Growth Account I 120 — — 120
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
43
on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the
Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of December 31, 2019, the Accounts had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable. As of December 31, 2019 , the commitments were as follows (amounts in thousands):
Swap Agreements. Core Plus Bond Account entered into swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities
Market Value Collateral Value
Core Plus Bond Account $ 1,082 $ 1,123
Diversified International Account — —
Equity Income Account 8 9
Government & High Quality Bond Account 2,454 2,514
LargeCap Growth Account I 1,009 1,023
MidCap Account 1,812 1,850
Short-Term Income Account 300 309
SmallCap Account 8,924 9,126
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Account $ 5 $ –
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
44
may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
45
than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2019 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the SAM Portfolios (singly, a “fund of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, a fund of funds has partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found online at www.principalfunds.com.
As of December 31, 2019 , series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Account
Total Percentage of
Outstanding Shares Owned
Equity Income Account 31.70%
Government & High Quality Bond Account 41.77
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
46
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Asset Derivatives December 31, 2019 Liability Derivatives December 31, 2019
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 19
*
Payables, Total distributable earnings (accumulated loss) $ 81
*
Government & High Quality Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 185
*
Payables, Total distributable earnings (accumulated loss) $ —
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 11
*
Payables, Total distributable earnings (accumulated loss) $ —
* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (768) $ (207)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 616 $ (381)
Total $ (152) $ (588)
Government & High Quality Bond Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 271 $ 185
LargeCap Growth Account I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 461 $ 13
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
47
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
December 31, 2019 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps – Buy Protection $ 6,550
Interest Rate Contracts Futures - Long 6,579
Futures - Short 9,549
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Short 8,362
LargeCap Growth Account I
Equity Contracts Futures - Long 3,064
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
48
market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2019 in valuing the Accounts' securities carried at value (amounts in thousands):
Account und
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 145,973 $ — $ 145,973
Investment Companies 16,605 — — 16,605
Preferred Stocks
Consumer, Non-cyclical — — 5 5
Senior Floating Rate Interests* — 2,317 — 2,317
U.S. Government & Government Agency Obligations* — 103,902 — 103,902
Total investments in securities $ 16,605 $ 252,192 $ 5 $ 268,802
Assets
Interest Rate Contracts
Futures** 19 — — 19
Liabilities
Interest Rate Contracts
Futures** (81) — — (81)
Diversified International Account
Common Stocks
Basic Materials 2,516 7,701 — 10,217
Communications 6,295 15,178 — 21,473
Consumer, Cyclical 4,444 40,563 — 45,007
Consumer, Non-cyclical 1,812 40,746 — 42,558
Energy 7,309 10,643 — 17,952
Financial 16,894 50,784 — 67,678
Industrial 4,160 19,224 — 23,384
Technology 2,929 25,040 — 27,969
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
49
Account und
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Utilities $ — $ 6,443 $ — $ 6,443
Investment Companies 2,370 — — 2,370
Preferred Stocks 1,110 — — 1,110
Total investments in securities $ 49,839 $ 216,322 $ — $ 266,161
Equity Income Account
Common Stocks* 757,246 — — 757,246
Investment Companies 14,857 — — 14,857
Total investments in securities $ 772,103 $ — $ — $ 772,103
Government & High Quality Bond Account
Bonds* — 67,340 — 67,340
Investment Companies 9,160 — — 9,160
U.S. Government & Government Agency Obligations* — 168,35 8 — 168,35 8
Total investments in securities $ 9,160 $ 235,69 8 $ — $ 244,85 8
Assets
Interest Rate Contracts
Futures** 185 — — 185
LargeCap Growth Account I
Common Stocks
Basic Materials 8,595 — — 8,595
Communications 106,013 — — 106,013
Consumer, Cyclical 32,548 — — 32,548
Consumer, Non-cyclical 134,438 — — 134,438
Energy 1,475 — — 1,475
Financial 37,610 — — 37,610
Industrial 44,838 — — 44,838
Technology 121,307 90 — 121,397
Utilities 4,720 — — 4,720
Convertible Preferred Stocks
Communications — — 631 631
Investment Companies 6,558 — — 6,558
Preferred Stocks
Communications — 119 — 119
Consumer, Cyclical — 657 — 657
Technology — 209 177 386
Total investments in securities $ 498,102 $ 1,075 $ 808 $ 499,985
Assets
Equity Contracts
Futures** 11 — — $ 11
MidCap Account
Common Stocks
Basic Materials 4,177 — — 4,177
Communications 67,320 — — 67,320
Consumer, Cyclical 134,831 — — 134,831
Consumer, Non-cyclical 70,628 147 — 70,775
Financial 170,739 — — 170,739
Industrial 78,697 — — 78,697
Technology 67,464 — — 67,464
Utilities 12,320 — — 12,320
Investment Companies 2,102 — — 2,102
Total investments in securities $ 608,278 $ 147 $ — $ 608,425
Principal Capital Appreciation Account
Common Stocks* 154,351 — — 154,351
Investment Companies 2,945 — — 2,945
Total investments in securities $ 157,296 $ — $ — $ 157,296
Real Estate Securities Account
Common Stocks* 160,191 — — 160,191
Investment Companies 1,13 0 — — 1,13 0
Total investments in securities $ 161,32 1 $ — $ — $ 161,32 1
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
50
*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:
Account und
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies $ 698,192 $ — $ — $ 698,192
Total investments in securities $ 698,192 $ — $ — $ 698,192
SAM Conservative Balanced Portfolio
Investment Companies 189,384 — — 189,384
Total investments in securities $ 189,384 $ — $ — $ 189,384
SAM Conservative Growth Portfolio
Investment Companies 356,53 4 — — 356,53 4
Total investments in securities $ 356,53 4 $ — $ — $ 356,53 4
SAM Flexible Income Portfolio
Investment Companies 188,444 — — 188,444
Total investments in securities $ 188,444 $ — $ — $ 188,444
SAM Strategic Growth Portfolio
Investment Companies 315,191 — — 315,191
Total investments in securities $ 315,191 $ — $ — $ 315,191
Short-Term Income Account
Bonds* — 118,831 — 118,831
Investment Companies 4,753 — — 4,753
U.S. Government & Government Agency Obligations* — 5,706 — 5,706
Total investments in securities $ 4,753 $ 124,537 $ — $ 129,290
SmallCap Account
Common Stocks* 188,262 — — 188,262
Investment Companies 12,294 — — 12,294
Total investments in securities $ 200,556 $ — $ — $ 200,556
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .90 .85 .80 .75 .70
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
51
The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, which expired April 30, 2019, were as follows:
The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
*Prior to June 10, 2019, there was no contractual limit.
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2020.
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Net Assets of Account (in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Account (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
Period from January 1, 2019 through April 30, 2019
Class 1 Class 2
SAM Balanced Portfolio .86% 1.11%
SAM Conservative Balanced Portfolio .84 1.09
SAM Conservative Growth Portfolio .99 1.24
SAM Strategic Growth Portfolio .99 1.24
Period from January 1, 2019 through December 31, 2019
Expiration
LargeCap Growth Account I .016% April 30, 2020
Real Estate Securities Account .020 April 30, 2020
Period from June 10, 2019 through December 31, 2019
Class 1 Class 2 Expiration
LargeCap Growth Account I .69%* N/A April 30, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
52
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2019, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
6. Capital Share Transactions
The following table reflects the conversion of Class 2 shares into Class 1 shares (reflected in the statements of changes in net assets as Class 2 shares and dollars redeemed and Class 1 dollars sold) for the year ended December 31, 2019 (amounts in thousands).
7. Investment Transactions
For the year ended December 31, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2
Core Plus Bond Account 21,420 N/A
Diversified International Account 16,770 N/A
Equity Income Account 13,465 274
Government & High Quality Bond Account 13,958 N/A
LargeCap Growth Account I 13,082 N/A
MidCap Account 9,631 N/A
Principal Capital Appreciation Account 4,008 174
Real Estate Securities Account 7,215 283
SAM Balanced Portfolio 33,876 1,474
SAM Conservative Balanced Portfolio 13,166 742
SAM Conservative Growth Portfolio 9,258 798
SAM Flexible Income Portfolio 12,004 1,354
SAM Strategic Growth Portfolio 7,316 456
Short-Term Income Account 50,051 N/A
SmallCap Account 11,789 161
Shares Dollars
Core Plus Bond Account 129 $ 1,465
Diversified International Account 147 2,256
Government & High-Quality Bond Account 274 2,691
LargeCap Growth Account I 145 5,163
Short-Term Income Account 1,570 4,045
Purchases Sales
Core Plus Bond Account $ 314,001 $ 390,801
Diversified International Account 109,529 125,549
Equity Income Account 127,487 187,915
Government & High Quality Bond Account 44,384 35,508
LargeCap Growth Account I 124,048 149,167
MidCap Account 60,288 137,847
Principal Capital Appreciation Account 43,488 62,366
Real Estate Securities Account 30,114 43,179
SAM Balanced Portfolio 158,511 231,169
SAM Conservative Balanced Portfolio 57,00 7 63,78 6
SAM Conservative Growth Portfolio 54,181 66,602
SAM Flexible Income Portfolio 69,2 61 79,8 12
SAM Strategic Growth Portfolio 61,004 58,371
Short-Term Income Account 65,761 96,500
SmallCap Account 63,560 83,999
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
53
For the year ended December 31, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2019 and December
31, 2018 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Purchases Sales
Core Plus Bond Account $ 142,038 $ 141,438
Government & High Quality Bond Account 8,139 14,324
Short-Term Income Account 6,820 5,777
Ordinary Income
Long-Term
Capital Gain* Section 1250 Gain^
2019 2018 2019 2018 2019 2018
Core Plus Bond Account $ 10,172 $ 9,636 $ — $ — $ — $ —
Diversified International Account 4,159 6,007 12,521 — — —
Equity Income Account 16,637 13,448 16,586 33,719 — —
Government & High Quality Bond
Account 6,457 8,671 — — — —
LargeCap Growth Account I 230 452 34,567 23,404 — —
MidCap Account 1,707 1,796 79,894 72,238 — —
Principal Capital Appreciation Account 2,602 1,753 13,127 8,213 — —
Real Estate Securities Account 3,501 2,980 9,349 11, 385 424 222
SAM Balanced Portfolio 17,364 24,236 24,099 34,263 — —
SAM Conservative Balanced Portfolio 5,316 6,540 3,638 6,843 — —
SAM Conservative Growth Portfolio 5,992 10,266 15,423 15,434 — —
SAM Flexible Income Portfolio 6,506 8,176 5,219 4,660 — —
SAM Strategic Growth Portfolio 4,270 7,336 15,098 14,491 — —
Short-Term Income Account 3,392 3,321 — — — —
SmallCap Account 6,293 1,441 23,429 12,058 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Core Plus Bond Account $ 9,502 $ — $ (3,611) $ 5,284 $ 10 $ 11,185
Diversified International Account 6,492 — (272) 47,862 — 54,082
Equity Income Account 16,244 19,472 — 326,401 — 362,117
Government & High Quality Bond Account 5,986 — (9,021) 1,107 (32) (1,960)
LargeCap Growth Account I 3,033 29,010 — 167,090 — 199,133
MidCap Account 3,538 53,798 — 231,016 — 288,352
Principal Capital Appreciation Account 2,352 6,711 — 70,749 — 79,812
Real Estate Securities Account 2,828^ 7,881 — 44,053 — 54,762
SAM Balanced Portfolio 14,661 19,995 — 132,710 — 167,366
SAM Conservative Balanced Portfolio 4,482 3,128 — 22,888 — 30,498
SAM Conservative Growth Portfolio 6,331 5,240 — 68,824 — 80,395
SAM Flexible Income Portfolio 5,110 3,760 — 15,026 — 23,896
SAM Strategic Growth Portfolio 5,533 7,048 — 49,410 — 61,991
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
54
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $257 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2019, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2019, the following accounts had utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2019, the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2019, the Accounts recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At December 31, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Short-Term Income Account $ 3,165 $ — $ (656) $ 1,600 $ (6) $ 4,103
SmallCap Account 999 12,319 — 25,091 — 38,409
Short-Term Long-Term Total
Core Plus Bond Account $ 157 $ 3,454 $ 3,611
Diversified International Account 272 — 272
Government & High Quality Bond
Account 515 8,506 9,021
Short-Term Income Account — 656 656
Utilized
Core Plus Bond Account $ 3,194
SAM Flexible Income Portfolio 4
Short-Term Income Account 333
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Account $ (4,802) $ 4,802
LargeCap Growth Account I (6,036) 6,036
MidCap Account (11,336) 11,336
Principal Capital Appreciation Account (2,189) 2,189
Real Estate Securities Account (2,323) 2,323
SAM Flexible Income Portfolio (4) 4
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Core Plus Bond Account $ 8,900 $ (3,616) $ 5,284 $ 263,456
Diversified International Account 52,398 (4,520) 47,878 218,283
Equity Income Account 334,776 (8,375) 326,401 445,702
Government & High Quality Bond Account 5,283 (4,176) 1,107 243,936
LargeCap Growth Account I 171,553 (4,462) 167,091 332,905
MidCap Account 239,307 (8,291) 231,016 377,409
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2019
55
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Capital Appreciation Account $ 72,190 $ (1,441) $ 70,749 $ 86,547
Real Estate Securities Account 45,200 (1,147) 44,053 117,268
SAM Balanced Portfolio 134,901 (2,192) 132,709 565,483
SAM Conservative Balanced Portfolio 24,438 (1,550) 22,888 166,496
SAM Conservative Growth Portfolio 69,884 (1,060) 68,824 287,710
SAM Flexible Income Portfolio 16,846 (1,820) 15,026 173,418
SAM Strategic Growth Portfolio 50,957 (1,548) 49,409 265,782
Short-Term Income Account 1,981 (382) 1,599 127,691
SmallCap Account 41,597 (16,506) 25,091 175,465
8. Federal Tax Information (continued)

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
56
INVESTMENT COMPANIES - 6.57% Shares Held Value (000's)
Exchange-Traded Funds - 1.52%
SPDR Bloomberg Barclays High Yield Bond ETF 35,000 $ 3,834
Money Market Funds - 5.05%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,123,094 1,123
Principal Government Money Market Fund
1.41%
(a),(c)
11,647,755 11,648
$ 12,771
TOTAL INVESTMENT COMPANIES $ 16,605
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
81,952 $ 5
TOTAL PREFERRED STOCKS $ 5
BONDS - 57.72%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.80%
Air 2 US
8.63%, 10/01/2020
(g)
$ 1 $ 1
Boeing Co/The
2.70%, 02/01/2027 540 548
2.80%, 03/01/2024 300 307
3.10%, 05/01/2026 190 196
3.20%, 03/01/2029 200 209
3.50%, 03/01/2039 65 67
3.63%, 03/01/2048 155 160
3.75%, 02/01/2050 180 191
3.90%, 05/01/2049 75 81
Bombardier Inc
6.13%, 01/15/2023
(g)
120 123
7.50%, 03/15/2025
(g)
190 196
7.88%, 04/15/2027
(g)
45 46
Lockheed Martin Corp
2.90%, 03/01/2025 360 374
4.09%, 09/15/2052 120 141
SSL Robotics LLC
9.75%, 12/31/2023
(g)
65 71
TransDigm Inc
6.25%, 03/15/2026
(g)
80 87
7.50%, 03/15/2027 165 180
Triumph Group Inc
5.25%, 06/01/2022 55 55
6.25%, 09/15/2024
(g)
20 21
7.75%, 08/15/2025 210 219
United Technologies Corp
3.10%, 06/01/2022 65 67
3.95%, 08/16/2025 390 425
4.13%, 11/16/2028 230 259
4.45%, 11/16/2038 115 136
4.50%, 06/01/2042 205 246
4.63%, 11/16/2048 80 100
5.40%, 05/01/2035 40 51
$ 4,557
Agriculture - 1.04%
Altria Group Inc
4.00%, 01/31/2024 235 249
4.50%, 05/02/2043 5 5
5.80%, 02/14/2039 85 100
5.95%, 02/14/2049 210 255
BAT Capital Corp
2.50%, 08/14/2020 200 200
3 Month USD LIBOR + 0.59%
2.76%, 08/15/2022 395 401
3.22%, 08/15/2024 170 174
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
200 218
Pinnacle Operating Corp
9.00%, 05/15/2023
(g)
118 43
Reynolds American Inc
5.70%, 08/15/2035 165 192
5.85%, 08/15/2045 45 52
6.88%, 05/01/2020 580 589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc   (continued)
7.00%, 08/04/2041 $ 120 $ 147
$ 2,625
Airlines - 0.95%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 549 572
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 120 126
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 23 24
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 201 205
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 91 95
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 316 332
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 135 137
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 232 245
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 196 202
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 192 197
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 161
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 98 103
$ 2,399
Automobile Asset Backed Securities - 1.44%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 292 292
Carmax Auto Owner Trust 2018-4
1.94%, 02/15/2022 1,078 1,078
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2019-1
2.13%, 09/15/2021 7 7
1.00 x 1 Month USD LIBOR + 0.39%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 350 351
Santander Drive Auto Receivables Trust 2019-1
2.01%, 01/18/2022 658 658
1.00 x 1 Month USD LIBOR + 0.27%
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(g)
911 916
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 339 341
$ 3,643
Automobile Floor Plan Asset Backed Securities - 1.54%
GMF Floorplan Owner Revolving Trust
2.06%, 09/15/2022
(g)
2,500 2,501
1.00 x 1 Month USD LIBOR + 0.32%
Nissan Master Owner Trust Receivables
2.17%, 11/15/2023 1,400 1,402
1.00 x 1 Month USD LIBOR + 0.43%
$ 3,903

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
57
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.54%
Daimler Finance North America LLC
2.70%, 08/03/2020
(g)
$ 450 $ 452
General Motors Co
6.25%, 10/02/2043 30 34
6.60%, 04/01/2036 275 324
General Motors Financial Co Inc
3.45%, 01/14/2022 365 373
Navistar International Corp
6.63%, 11/01/2025
(g)
175 178
$ 1,361
Banks - 7.34%
Banco de Credito del Peru
2.70%, 01/11/2025
(g)
100 99
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(g)
150 150
Bank of America Corp
2.88%, 10/22/2030
(h)
385 388
3 Month USD LIBOR + 0.01%
3.19%, 07/23/2030
(h)
165 171
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(h)
135 141
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(h)
100 102
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(h)
525 576
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 180 192
4.20%, 08/26/2024 700 752
4.25%, 10/22/2026 150 164
Barclays PLC
7.75%, 12/31/2049
(h),( i )
200 218
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
4.13%, 03/09/2021 50 51
5.00%, 08/15/2022 120 127
5.80%, 12/31/2049
(h),( i )
95 98
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.52%, 10/27/2028
(h)
175 184
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 131
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 314
4.75%, 01/15/2020
(g)
490 490
Danske Bank A/S
3.00%, 09/20/2022
(g),(h)
400 404
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(g),(h)
315 335
USD Swap Rate NY 5 Year + 1.59%
First Republic Bank/CA
2.50%, 06/06/2022 250 252
4.63%, 02/13/2047 500 571
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 535 562
3.85%, 01/26/2027 160 170
5.75%, 01/24/2022 730 784
6.75%, 10/01/2037 300 417
HSBC Holdings PLC
2.63%, 11/07/2025
(h)
335 336
3 Month USD LIBOR + 1.14%
3.80%, 03/11/2025
(h)
200 210
3 Month USD LIBOR + 1.21%
4.25%, 03/14/2024 435 462
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
3.21%, 04/01/2023
(h)
$ 175 $ 179
3 Month USD LIBOR + 0.70%
3.96%, 11/15/2048
(h)
20 23
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 275 286
4.95%, 06/01/2045 100 127
5.50%, 10/15/2040 260 350
Morgan Stanley
4.43%, 01/23/2030
(h)
50 57
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 210 237
5.55%, 12/31/2049
(h),( i )
565 576
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 100 104
6.38%, 07/24/2042 120 177
Popular Inc
6.13%, 09/14/2023 50 54
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(h)
200 212
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 890 964
7.50%, 12/31/2049
(h),( i )
425 434
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(g)
815 876
Skandinaviska Enskilda Banken AB
5.75%, 12/31/2049
(h),( i )
485 488
USD Swap Semi-Annual 5 Year + 3.85%
Svenska Handelsbanken AB
3.90%, 11/20/2023 345 370
Synchrony Bank
3.00%, 06/15/2022 1,125 1,147
Truist Bank
4.05%, 11/03/2025 140 154
UBS AG/London
4.50%, 06/26/2048
(g)
200 251
UBS AG/Stamford CT
2.35%, 03/26/2020 450 450
UBS Group AG
6.88%, 12/31/2049
(h),( i )
440 458
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 181
Wells Fargo & Co
3.75%, 01/24/2024 335 354
4.40%, 06/14/2046 170 194
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 65 71
Zions Bancorp NA
3.50%, 08/27/2021 825 844
$ 18,558
Beverages - 0.68%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 123
4.90%, 02/01/2046 565 670
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 190 201
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 27 27
4.75%, 04/15/2058 70 82
5.45%, 01/23/2039 225 283

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
58
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.65%, 11/07/2022 $ 255 $ 259
4.40%, 11/15/2025 70 77
$ 1,722
Biotechnology - 0.12%
Amgen Inc
2.20%, 05/11/2020 315 315
Building Materials - 0.14%
BMC East LLC
5.50%, 10/01/2024
(g)
100 104
Builders FirstSource Inc
5.63%, 09/01/2024
(g)
78 81
6.75%, 06/01/2027
(g)
95 104
Norbord Inc
5.75%, 07/15/2027
(g)
65 68
$ 357
Chemicals - 0.63%
Alpek SAB de CV
4.25%, 09/18/2029
(g)
200 204
Aruba Investments Inc
8.75%, 02/15/2023
(g)
203 202
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 75
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 199
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
165 155
6.88%, 06/15/2025
(g)
150 143
DuPont de Nemours Inc
5.32%, 11/15/2038 165 197
5.42%, 11/15/2048 150 185
NOVA Chemicals Corp
5.25%, 08/01/2023
(g)
35 36
SABIC Capital II BV
4.00%, 10/10/2023
(g)
200 211
$ 1,607
Commercial Mortgage Backed Securities - 5.27%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.71%, 09/15/2048 500 532
BANK 2017-BNK9
4.03%, 11/15/2054
(j)
500 531
BBCMS MORTGAGE TRUST 2017-C1
3.67%, 02/15/2050 500 536
Benchmark 2018-B4 Mortgage Trust
4.12%, 07/15/2051
(j)
500 555
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 257
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 936
Citigroup Commercial Mortgage Trust
2015-GC29
4.14%, 04/10/2048
(j)
500 521
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 364
Citigroup Commercial Mortgage Trust 2018-B2
4.01%, 03/10/2051 350 385
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(j),(k)
5,983 184
COMM 2013-CCRE8 Mortgage Trust
3.95%, 06/10/2046
(g),(j)
350 363
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(j)
250 268
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(j),(k)
130 1
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBUBS 2011-LC2 Mortgage Trust
4.54%, 07/10/2044
(g)
$ 749 $ 765
GS Mortgage Securities Trust 2011-GC5
1.33%, 08/10/2044
(g),(j),(k)
9,178 141
GS Mortgage Securities Trust 2012-GCJ7
2.16%, 05/10/2045
(j),(k)
1,692 47
GS Mortgage Securities Trust 2013-GC16
1.03%, 11/10/2046
(j),(k)
1,926 66
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(j)
250 257
GS Mortgage Securities Trust 2014-GC26
0.97%, 11/10/2047
(j),(k)
4,281 170
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 396
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 1,000 1,068
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052 300 322
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(g)
400 402
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(g),(j)
350 363
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.51%, 12/15/2047
(j),(k)
1,817 63
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.94%, 12/15/2046
(j),(k)
8,041 244
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 508
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(j)
500 513
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
(j),(k)
397 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.44%, 08/15/2045
(g),(j),(k)
3,248 95
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.00%, 02/15/2047
(j),(k)
6,317 172
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(j),(k)
3,519 118
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27
3.75%, 12/15/2047 100 107
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 500 505
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.06%, 10/15/2030
(g),(j),(k)
3,529 84
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 138 141
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.63%, 12/10/2045
(g),(j),(k)
1,200 44
3.32%, 12/10/2045
(g)
500 510
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(j)
700 721
WFRBS Commercial Mortgage Trust 2013-C12
1.22%, 03/15/2048
(g),(j),(k)
2,472 75
$ 13,330

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.62%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
$ 145 $ 115
DP World PLC
6.85%, 07/02/2037 100 131
Global Payments Inc
2.65%, 02/15/2025 180 181
GW B-CR Security Corp
9.50%, 11/01/2027
(g)
126 134
PayPal Holdings Inc
2.20%, 09/26/2022 265 267
2.65%, 10/01/2026 240 243
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
95 104
8.25%, 11/15/2026
(g)
60 68
Tms International Holding Corp
7.25%, 08/15/2025
(g)
195 176
United Rentals North America Inc
4.63%, 10/15/2025 75 77
4.88%, 01/15/2028 75 78
$ 1,574
Computers - 1.09%
Apple Inc
2.20%, 09/11/2029 275 270
2.75%, 01/13/2025 220 227
2.85%, 05/11/2024 365 378
3.35%, 02/09/2027 385 410
Dell Inc
4.63%, 04/01/2021
(l)
155 159
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(g)
365 376
4.90%, 10/01/2026
(g)
370 408
7.13%, 06/15/2024
(g)
330 348
8.35%, 07/15/2046
(g)
125 172
$ 2,748
Consumer Products - 0.02%
Prestige Brands Inc
5.13%, 01/15/2028
(g)
55 58
Credit Card Asset Backed Securities - 0.99%
World Financial Network Credit Card Master
Trust
2.03%, 04/15/2025 2,500 2,498
Distribution & Wholesale - 0.08%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
90 91
5.88%, 05/15/2026
(g)
105 112
$ 203
Diversified Financial Services - 1.40%
Aircastle Ltd
5.13%, 03/15/2021 20 21
Ally Financial Inc
4.25%, 04/15/2021 30 31
Blackstone Holdings Finance Co LLC
2.50%, 01/10/2030
(g)
95 94
3.50%, 09/10/2049
(g)
70 69
Brookfield Finance Inc
4.00%, 04/01/2024 870 933
4.85%, 03/29/2029 100 114
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
30 31
6.63%, 03/15/2026
(g)
285 308
7.38%, 03/15/2023 45 46
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 214
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(g),(j),(m)
185 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp
6.13%, 03/25/2024 $ 105 $ 114
6.63%, 07/26/2021 165 174
6.75%, 06/15/2026 170 187
Nuveen Finance LLC
4.13%, 11/01/2024
(g)
585 636
Springleaf Finance Corp
5.63%, 03/15/2023 75 81
6.63%, 01/15/2028 90 102
6.88%, 03/15/2025 175 199
$ 3,547
Electric - 2.90%
Alabama Power Co
3.45%, 10/01/2049 160 164
CMS Energy Corp
3.00%, 05/15/2026 75 77
4.70%, 03/31/2043 120 135
Commonwealth Edison Co
4.00%, 03/01/2049 225 255
Dominion Energy Inc
2.58%, 07/01/2020 900 902
3.90%, 10/01/2025 100 107
4.25%, 06/01/2028 220 243
DTE Electric Co
3.95%, 03/01/2049 75 86
DTE Energy Co
3.40%, 06/15/2029 280 289
Duke Energy Florida LLC
3.80%, 07/15/2028 220 241
Enel Chile SA
4.88%, 06/12/2028 105 116
Evergy Inc
2.90%, 09/15/2029 245 244
Exelon Corp
3.50%, 06/01/2022 215 221
Fortis Inc/Canada
3.06%, 10/04/2026 103 105
Georgia Power Co
4.30%, 03/15/2043 80 87
Indiantown Cogeneration LP
9.77%, 12/15/2020 21 22
MidAmerican Energy Co
3.15%, 04/15/2050 120 119
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 182
4.75%, 04/30/2043
(h)
125 130
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 280 281
3.50%, 04/01/2029
(l)
300 319
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
130 135
Northern States Power Co/MN
2.90%, 03/01/2050 145 139
NRG Energy Inc
5.25%, 06/15/2029
(g)
80 87
6.63%, 01/15/2027 110 119
7.25%, 05/15/2026 85 93
NSTAR Electric Co
3.25%, 05/15/2029 130 137
Perusahaan Listrik Negara PT
3.88%, 07/17/2029
(g)
200 209
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 95
4.75%, 07/15/2043 90 109
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(g)
735 757

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
4.05%, 09/15/2049 $ 55 $ 63
Southern California Edison Co
4.20%, 03/01/2029 135 149
4.88%, 03/01/2049 160 190
Southern Co/The
5.50%, 03/15/2057
(h)
50 52
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 31
Virginia Electric & Power Co
3.80%, 04/01/2028 180 196
4.60%, 12/01/2048 60 74
Vistra Operations Co LLC
5.50%, 09/01/2026
(g)
100 106
5.63%, 02/15/2027
(g)
55 58
Xcel Energy Inc
2.60%, 12/01/2029 205 203
$ 7,327
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
65 67
Electronics - 0.11%
ADT Security Corp/The
6.25%, 10/15/2021 45 48
Sensata Technologies BV
5.00%, 10/01/2025
(g)
155 168
Sensata Technologies Inc
4.38%, 02/15/2030
(g)
55 56
$ 272
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 61
Entertainment - 0.43%
Boyne USA Inc
7.25%, 05/01/2025
(g)
195 212
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
100 104
CCM Merger Inc
6.00%, 03/15/2022
(g)
145 148
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 204
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
140 160
Scientific Games International Inc
7.00%, 05/15/2028
(g)
30 32
7.25%, 11/15/2029
(g)
70 76
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(g)
100 107
$ 1,080
Environmental Control - 0.37%
Republic Services Inc
2.50%, 08/15/2024 155 157
3.55%, 06/01/2022 100 103
Stericycle Inc
5.38%, 07/15/2024
(g)
75 79
Waste Connections Inc
4.25%, 12/01/2028 300 335
Waste Management Inc
3.20%, 06/15/2026 255 267
$ 941
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.88%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(g)
$ 115 $ 115
5.88%, 02/15/2028
(g)
90 96
6.63%, 06/15/2024 105 110
Gruma SAB de CV
4.88%, 12/01/2024
(g)
350 379
Ingles Markets Inc
5.75%, 06/15/2023 113 115
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
100 103
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(g)
45 50
Kraft Heinz Foods Co
3.50%, 06/06/2022 220 227
4.63%, 10/01/2039
(g)
70 73
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 234
Nestle Holdings Inc
3.35%, 09/24/2023
(g)
240 251
Post Holdings Inc
5.00%, 08/15/2026
(g)
225 238
TreeHouse Foods Inc
4.88%, 03/15/2022 30 30
Want Want China Finance Ltd
2.88%, 04/27/2022 200 201
$ 2,222
Gas - 0.24%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 125 125
3.00%, 11/15/2029 115 115
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 192
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 183
$ 615
Healthcare - Products - 0.59%
Abbott Laboratories
3.75%, 11/30/2026 170 186
4.90%, 11/30/2046 290 381
Boston Scientific Corp
3.45%, 03/01/2024 290 303
4.00%, 03/01/2029 240 266
4.70%, 03/01/2049 190 231
Medtronic Inc
4.38%, 03/15/2035 106 126
$ 1,493
Healthcare - Services - 0.71%
Centene Corp
4.25%, 12/15/2027
(g)
20 21
4.63%, 12/15/2029
(g)
160 168
4.75%, 05/15/2022 155 158
4.75%, 01/15/2025
(g)
30 31
5.38%, 06/01/2026
(g)
100 106
6.13%, 02/15/2024 60 62
HCA Healthcare Inc
6.25%, 02/15/2021 120 125
HCA Inc
5.88%, 02/01/2029 405 468
Tenet Healthcare Corp
4.63%, 07/15/2024 95 97
4.63%, 09/01/2024
(g)
80 84
5.13%, 11/01/2027
(g)
105 111
UnitedHealth Group Inc
3.50%, 08/15/2039 140 147

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
WellCare Health Plans Inc
5.25%, 04/01/2025 $ 200 $ 208
$ 1,786
Home Builders - 0.32%
Forestar Group Inc
8.00%, 04/15/2024
(g)
220 239
Installed Building Products Inc
5.75%, 02/01/2028
(g)
55 59
KB Home
7.63%, 05/15/2023 55 62
Lennar Corp
4.88%, 12/15/2023 80 86
LGI Homes Inc
6.88%, 07/15/2026
(g),(l)
200 209
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
55 60
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
70 75
TRI Pointe Group Inc
4.88%, 07/01/2021 30 31
$ 821
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
2.81%, 03/25/2035 122 71
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
2.56%, 02/25/2035 123 121
1.00 x 1 Month USD LIBOR + 0.77%
$ 192
Insurance - 1.62%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(g)
95 103
American International Group Inc
3.90%, 04/01/2026 400 430
4.50%, 07/16/2044 420 485
Arch Capital Finance LLC
4.01%, 12/15/2026 125 137
5.03%, 12/15/2046 125 156
Markel Corp
3.35%, 09/17/2029 305 313
4.30%, 11/01/2047 95 99
PartnerRe Finance B LLC
3.70%, 07/02/2029 200 208
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
200 223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(h)
335 356
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(h),( i )
50 54
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 885 964
5.50%, 03/31/2045 450 572
$ 4,100
Internet - 0.25%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 200 208
Baidu Inc
4.38%, 05/14/2024 200 213
Netflix Inc
5.38%, 02/01/2021 145 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
NortonLifeLock Inc
3.95%, 06/15/2022 $ 65 $ 67
$ 638
Investment Companies - 0.12%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027
(g)
90 92
6.25%, 02/01/2022 60 61
6.25%, 05/15/2026 80 86
6.38%, 12/15/2025 65 68
$ 307
Iron & Steel - 0.22%
AK Steel Corp
6.38%, 10/15/2025 25 25
7.50%, 07/15/2023 50 52
7.63%, 10/01/2021 95 95
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
55 56
Steel Dynamics Inc
2.80%, 12/15/2024 145 146
3.45%, 04/15/2030 65 66
Vale Overseas Ltd
6.88%, 11/21/2036 86 112
$ 552
Leisure Products & Services - 0.02%
NCL Corp Ltd
3.63%, 12/15/2024
(g)
40 41
Lodging - 0.07%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
5 5
MGM Resorts International
6.00%, 03/15/2023 60 66
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
100 106
$ 177
Machinery - Diversified - 0.09%
Cloud Crane LLC
10.13%, 08/01/2024
(g)
230 242
Media - 2.62%
Altice Financing SA
6.63%, 02/15/2023
(g)
200 204
7.50%, 05/15/2026
(g)
200 215
AMC Networks Inc
4.75%, 12/15/2022 30 30
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 135 137
5.13%, 05/01/2023
(g)
200 204
5.50%, 05/01/2026
(g)
250 264
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 305 307
4.46%, 07/23/2022 320 336
4.80%, 03/01/2050 215 227
6.48%, 10/23/2045 120 149
Comcast Corp
3.95%, 10/15/2025 200 218
4.60%, 10/15/2038 280 334
4.60%, 08/15/2045 160 192
4.70%, 10/15/2048 110 136
6.45%, 03/15/2037 200 283
CSC Holdings LLC
6.50%, 02/01/2029
(g)
208 232
6.75%, 11/15/2021 40 43

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g)
$ 75 $ 76
6.63%, 08/15/2027
(g),(l)
25 24
DISH DBS Corp
5.13%, 05/01/2020 70 71
5.88%, 07/15/2022 100 106
5.88%, 11/15/2024 100 102
Meredith Corp
6.88%, 02/01/2026 200 208
NBCUniversal Media LLC
4.45%, 01/15/2043 145 169
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
35 35
Time Warner Cable LLC
4.00%, 09/01/2021 225 230
5.88%, 11/15/2040 135 155
6.55%, 05/01/2037 100 123
UPC Holding BV
5.50%, 01/15/2028
(g)
300 304
ViacomCBS Inc
4.25%, 09/01/2023 510 543
4.38%, 03/15/2043 320 339
Virgin Media Finance PLC
6.00%, 10/15/2024
(g)
200 206
Walt Disney Co/The
5.40%, 10/01/2043 80 109
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
150 158
Ziggo BV
5.50%, 01/15/2027
(g)
150 159
$ 6,628
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
65 67
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 61
$ 128
Mining - 0.63%
First Quantum Minerals Ltd
7.00%, 02/15/2021
(g)
8 8
7.50%, 04/01/2025
(g)
200 205
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
125 129
Glencore Funding LLC
3.00%, 10/27/2022
(g)
400 401
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
70 73
7.63%, 01/15/2025
(g)
130 137
IAMGOLD Corp
7.00%, 04/15/2025
(g)
150 156
Kaiser Aluminum Corp
4.63%, 03/01/2028
(g)
55 56
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
135 112
Teck Resources Ltd
6.13%, 10/01/2035 180 212
6.25%, 07/15/2041 85 97
$ 1,586
Miscellaneous Manufacturers - 0.39%
General Electric Co
2.70%, 10/09/2022 370 375
5.55%, 01/05/2026 180 207
5.88%, 01/14/2038 105 128
6.88%, 01/10/2039 75 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
2.70%, 06/14/2024 $ 100 $ 102
4.00%, 06/14/2049 60 65
$ 977
Mortgage Backed Securities - 3.96%
Fannie Mae REMIC Trust 2005-W2
1.99%, 05/25/2035 35 35
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 81 82
3.00%, 04/25/2022
(k)
190 4
3.00%, 04/25/2027
(k)
211 14
3.50%, 11/25/2027
(k)
144 10
3.50%, 07/25/2028
(k)
275 22
3.50%, 03/25/2031
(k)
315 17
4.21%, 10/25/2046
(k)
1,049 224
(1.00) x 1 Month USD LIBOR + 6.00%
4.31%, 02/25/2043
(k)
308 54
(1.00) x 1 Month USD LIBOR + 6.10%
4.31%, 09/25/2046
(k)
282 51
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 09/25/2047
(k)
773 161
(1.00) x 1 Month USD LIBOR + 6.15%
4.71%, 03/25/2022
(k)
16 1
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
2.19%, 05/15/2049 1,942 1,942
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(k)
40 —
3.00%, 03/15/2026
(k)
174 5
3.00%, 05/15/2027
(k)
178 10
3.00%, 10/15/2027
(k)
88 6
3.50%, 11/15/2020
(k)
72 1
3.50%, 09/15/2026
(k)
482 36
4.00%, 11/15/2038
(k)
392 16
4.26%, 10/15/2046
(k)
1,970 407
(1.00) x 1 Month USD LIBOR + 6.00%
Ginnie Mae
3.74%, 05/20/2042
(k)
1,081 187
(1.00) x 1 Month USD LIBOR + 5.50%
4.34%, 11/20/2041
(k)
281 59
(1.00) x 1 Month USD LIBOR + 6.10%
4.34%, 06/20/2046
(k)
688 131
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 07/16/2042
(k)
2,371 464
(1.00) x 1 Month USD LIBOR + 6.10%
4.36%, 07/16/2043
(k)
666 128
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 12/20/2043
(k)
337 74
(1.00) x 1 Month USD LIBOR + 6.14%
4.44%, 09/20/2041
(k)
2,959 420
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 11/20/2045
(k)
1,808 335
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 08/20/2047
(k)
1,736 402
(1.00) x 1 Month USD LIBOR + 6.20%
4.44%, 09/20/2047
(k)
2,881 538
(1.00) x 1 Month USD LIBOR + 6.20%
4.49%, 06/20/2044
(k)
4,433 556
(1.00) x 1 Month USD LIBOR + 6.25%
4.50%, 04/16/2044
(k)
260 41
4.51%, 08/16/2045
(k)
2,717 535
(1.00) x 1 Month USD LIBOR + 6.25%
4.89%, 02/20/2042
(k)
180 44
(1.00) x 1 Month USD LIBOR + 6.65%
4.91%, 04/16/2042
(k)
1,146 256
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.99%, 11/20/2045
(k)
$ 2,401 $ 499
(1.00) x 1 Month USD LIBOR + 6.75%
5.15%, 04/20/2041
(k)
1,399 272
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
2.13%, 01/25/2036 230 229
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.83%, 06/25/2046
(g),(j)
394 395
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(g),(j)
331 337
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(g),(j)
927 945
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
2.04%, 02/25/2036 73 67
1.00 x 1 Month USD LIBOR + 0.25%
$ 10,012
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 60 62
Oil & Gas - 2.27%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
100 80
10.00%, 04/01/2022
(g)
148 147
BP Capital Markets America Inc
3.41%, 02/11/2026 180 192
4.23%, 11/06/2028 80 90
Canadian Natural Resources Ltd
4.95%, 06/01/2047 75 91
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 605 626
4.38%, 01/15/2028 115 122
4.90%, 06/01/2044 55 58
Ecopetrol SA
7.38%, 09/18/2043 65 88
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(g)
245 175
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(g)
75 47
Exxon Mobil Corp
2.02%, 08/16/2024 135 136
2.44%, 08/16/2029 105 106
3.00%, 08/16/2039 75 75
3.10%, 08/16/2049 30 30
Gulfport Energy Corp
6.38%, 05/15/2025 210 133
Marathon Oil Corp
4.40%, 07/15/2027 175 190
6.60%, 10/01/2037 225 287
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 198
Oasis Petroleum Inc
6.25%, 05/01/2026
(g)
125 104
6.88%, 01/15/2023
(l)
90 88
Occidental Petroleum Corp
2.60%, 08/13/2021 295 297
2.90%, 08/15/2024 120 122
3.20%, 08/15/2026 110 111
3.50%, 08/15/2029 95 97
4.40%, 08/15/2049 75 77
Petrobras Global Finance BV
5.09%, 01/15/2030
(g)
301 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
6.50%, 03/13/2027 $ 210 $ 223
6.84%, 01/23/2030
(g)
105 112
Saudi Arabian Oil Co
4.25%, 04/16/2039
(g)
250 268
Shell International Finance BV
3.13%, 11/07/2049 55 54
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(g)
325 326
SM Energy Co
6.63%, 01/15/2027
(l)
80 79
Southwestern Energy Co
7.75%, 10/01/2027
(l)
185 171
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 155 159
5.50%, 02/15/2026 95 99
Total Capital International SA
2.83%, 01/10/2030 100 103
3.46%, 07/12/2049 15 16
Ultra Resources Inc/US
6.88%, 04/15/2022
(g)
65 8
$ 5,732
Other Asset Backed Securities - 1.11%
Dell Equipment Finance Trust 2018-1
2.09%, 10/22/2020
(g)
486 486
1.00 x 1 Month USD LIBOR + 0.30%
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(g)
355 355
Verizon Owner Trust 2017-3
2.03%, 04/20/2022
(g)
1,453 1,453
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(g)
500 503
$ 2,797
Packaging & Containers - 0.42%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(g)
200 210
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
40 41
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 125 132
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 157
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
110 111
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
215 212
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
155 158
5.50%, 07/15/2021
(g)
40 40
3 Month USD LIBOR + 3.50%
$ 1,061
Pharmaceuticals - 2.59%
AbbVie Inc
2.30%, 11/21/2022
(g)
400 402
2.60%, 11/21/2024
(g)
170 171
2.95%, 11/21/2026
(g)
180 183
3.38%, 11/14/2021 35 36
4.05%, 11/21/2039
(g)
105 110
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
90 103
Bausch Health Cos Inc
5.00%, 01/30/2028
(g)
40 41

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bayer US Finance II LLC
3.88%, 12/15/2023
(g)
$ 595 $ 625
Becton Dickinson and Co
2.89%, 06/06/2022 185 188
3.36%, 06/06/2024 200 208
3.70%, 06/06/2027 450 479
4.69%, 12/15/2044 141 165
Bristol-Myers Squibb Co
2.88%, 08/15/2020
(g)
315 317
2.90%, 07/26/2024
(g)
175 181
3.40%, 07/26/2029
(g)
105 112
4.13%, 06/15/2039
(g)
240 277
4.25%, 10/26/2049
(g)
195 232
Cigna Corp
3.75%, 07/15/2023 645 676
4.38%, 10/15/2028 200 222
4.90%, 12/15/2048 35 42
CVS Health Corp
2.63%, 08/15/2024 110 111
3.00%, 08/15/2026 90 92
3.70%, 03/09/2023 215 224
4.30%, 03/25/2028 110 120
4.88%, 07/20/2035 190 219
5.05%, 03/25/2048 35 41
Eli Lilly & Co
4.15%, 03/15/2059 80 94
Zoetis Inc
3.90%, 08/20/2028 575 624
4.45%, 08/20/2048 95 111
4.70%, 02/01/2043 120 143
$ 6,549
Pipelines - 2.29%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(g)
200 215
Buckeye Partners LP
3.95%, 12/01/2026 120 116
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
135 137
DCP Midstream Operating LP
5.35%, 03/15/2020
(g)
450 452
Energy Transfer Operating LP
4.50%, 04/15/2024 325 346
5.15%, 03/15/2045 75 79
5.25%, 04/15/2029 225 253
6.25%, 04/15/2049 170 205
Enterprise Products Operating LLC
3.13%, 07/31/2029 65 67
4.20%, 01/31/2050 270 290
5.38%, 02/15/2078
(h)
250 248
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
150 156
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 160
MPLX LP
4.00%, 03/15/2028 90 93
4.88%, 12/01/2024 195 212
5.50%, 02/15/2049 125 142
NuStar Logistics LP
6.00%, 06/01/2026 120 127
6.75%, 02/01/2021 120 125
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 190 209
5.63%, 03/01/2025 100 113
5.75%, 05/15/2024 1,325 1,478
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027
(g)
$ 176 $ 193
Western Midstream Operating LP
5.50%, 08/15/2048 90 79
Williams Cos Inc/The
5.75%, 06/24/2044 245 290
$ 5,785
REITs - 1.14%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 715 751
4.70%, 07/01/2030 140 161
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 535
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 450 452
Essex Portfolio LP
3.00%, 01/15/2030 250 253
4.00%, 03/01/2029 155 169
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 233
Mid-America Apartments LP
3.95%, 03/15/2029 130 142
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 182
$ 2,878
Retail - 0.21%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
135 135
Golden Nugget Inc
6.75%, 10/15/2024
(g)
150 155
Home Depot Inc/The
5.88%, 12/16/2036 60 83
IRB Holding Corp
6.75%, 02/15/2026
(g)
130 136
Walmart Inc
4.05%, 06/29/2048 10 12
$ 521
Semiconductors - 0.43%
Lam Research Corp
4.88%, 03/15/2049 25 31
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(g)
370 390
4.63%, 06/01/2023
(g)
400 428
Xilinx Inc
2.95%, 06/01/2024 225 231
$ 1,080
Software - 0.40%
Epicor Software Corp
9.19%, 06/30/2023
(g)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.80%, 10/01/2023 200 211
Microsoft Corp
3.70%, 08/08/2046 120 136
4.45%, 11/03/2045 110 138
4.50%, 02/06/2057 90 117
Open Text Corp
5.88%, 06/01/2026
(g)
80 85
Oracle Corp
2.95%, 11/15/2024 175 182
2.95%, 05/15/2025 100 104
4.00%, 11/15/2047 35 39
$ 1,022
Sovereign - 1.69%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(g)
200 199

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Angolan Government International Bond
8.00%, 11/26/2029
(g)
$ 200 $ 213
Argentine Republic Government International
Bond
5.63%, 01/26/2022 160 83
Bahrain Government International Bond
5.63%, 09/30/2031
(g)
200 214
CoBank ACB
6.25%, 12/31/2049
(h),( i )
115 127
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
5.00%, 06/15/2045 200 232
Ecuador Government International Bond
9.63%, 06/02/2027 200 189
Egypt Government International Bond
5.58%, 02/21/2023
(g)
200 209
Honduras Government International Bond
7.50%, 03/15/2024 200 223
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(g)
300 332
Panama Government International Bond
3.88%, 03/17/2028 200 218
Qatar Government International Bond
3.25%, 06/02/2026 400 421
3.88%, 04/23/2023
(g)
200 211
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(g)
200 239
Saudi Government International Bond
4.00%, 04/17/2025
(g)
600 647
Turkey Government International Bond
5.60%, 11/14/2024 225 229
Ukraine Government International Bond
9.75%, 11/01/2028
(g)
200 243
$ 4,277
Student Loan Asset Backed Securities - 0.35%
Navient Private Education Loan Trust 2018-B
2.09%, 12/15/2059
(g)
568 567
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.09%, 07/26/2066
(g)
73 73
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2019-1
2.12%, 12/27/2067
(g)
246 246
1.00 x 1 Month USD LIBOR + 0.33%
$ 886
Telecommunications - 2.09%
AT&T Inc
3.88%, 01/15/2026 175 188
4.05%, 12/15/2023 425 455
4.30%, 02/15/2030 110 122
5.15%, 03/15/2042 50 58
5.35%, 09/01/2040 360 435
5.38%, 10/15/2041 130 155
5.45%, 03/01/2047 105 130
6.38%, 03/01/2041 85 113
Embarq Corp
8.00%, 06/01/2036 105 111
GTT Communications Inc
7.88%, 12/31/2024
(g),(l)
90 68
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 190 163
8.00%, 02/15/2024
(g)
155 159
Level 3 Financing Inc
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Rogers Communications Inc
4.35%, 05/01/2049 $ 255 $ 285
Sprint Capital Corp
8.75%, 03/15/2032 70 85
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.13%, 06/15/2024 120 129
7.63%, 03/01/2026 35 39
7.88%, 09/15/2023 180 199
Telecom Italia Capital SA
6.38%, 11/15/2033 65 72
TELUS Corp
4.30%, 06/15/2049 300 331
T-Mobile USA Inc
0.00%, 01/15/2024
(d),(e),(f)
30 —
0.00%, 04/15/2024
(d),(e),(f)
95 —
0.00%, 04/15/2025
(d),(e),(f)
320 —
0.00%, 01/15/2026
(d),(e),(f)
95 —
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 200 207
Verizon Communications Inc
3.88%, 02/08/2029 270 298
4.50%, 08/10/2033 355 414
5.25%, 03/16/2037 260 327
Vodafone Group PLC
4.88%, 06/19/2049 215 249
$ 5,297
Transportation - 0.21%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 60 69
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
121 36
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
200 158
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
55 32
11.25%, 08/15/2022
(g)
45 31
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(g),(l)
140 137
Union Pacific Corp
4.38%, 11/15/2065 60 66
$ 529
Trucking & Leasing - 0.09%
DAE Funding LLC
4.50%, 08/01/2022
(g)
95 96
5.25%, 11/15/2021
(g)
25 26
5.75%, 11/15/2023
(g)
100 105
$ 227
TOTAL BONDS $ 145,973
SENIOR FLOATING RATE INTERESTS
- 0.92%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.04%
Navistar Inc
5.37%, 11/06/2024
(n)
$ 89 $ 89
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
5.05%, 10/01/2025
(n)
35 35
3 Month USD LIBOR + 3.00%
Computers - 0.10%
McAfee LLC
10.32%, 09/29/2025
(n)
240 241
3 Month USD LIBOR + 3.25%

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
66
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.12%
Russell Investments US Institutional Holdco Inc
5.05%, 06/01/2023
(n)
$ 301 $ 301
3 Month USD LIBOR + 2.00%
Electrical Components & Equipment - 0.05%
Energizer Holdings Inc
4.00%, 12/17/2025
(n)
136 136
3 Month USD LIBOR + 4.50%
Entertainment - 0.04%
Eldorado Resorts Inc
4.05%, 04/17/2024
(n)
57 57
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
4.05%, 03/24/2025
(n)
50 50
3 Month USD LIBOR + 2.00%
$ 107
Insurance - 0.03%
Asurion LLC
4.80%, 11/03/2023
(n)
75 75
1 Month USD LIBOR + 7.25%
Lodging - 0.06%
Golden Nugget LLC
4.69%, 10/04/2023
(n)
76 76
3 Month USD LIBOR + 2.25%
Spectacle Gary Holdings LLC
10.80%, 12/23/2025
(n)
70 71
1 Month USD LIBOR + 9.00%
$ 147
Media - 0.04%
CSC Holdings LLC
4.24%, 04/15/2027
(n)
50 50
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
4.94%, 08/24/2026
(n)
45 45
1 Month USD LIBOR + 3.50%
$ 95
Oil & Gas - 0.04%
California Resources Corp
6.55%, 12/31/2022
(n)
105 93
3 Month USD LIBOR + 3.50%
Pharmaceuticals - 0.17%
Bausch Health Americas Inc
4.74%, 05/19/2025
(n)
262 263
3 Month USD LIBOR + 7.50%
Endo International PLC
6.06%, 04/29/2024
(n)
163 156
3 Month USD LIBOR + 4.00%
$ 419
Pipelines - 0.03%
Buckeye Partners LP
4.44%, 11/15/2026
(n)
85 86
1 Month USD LIBOR + 2.75%
Retail - 0.06%
Academy Ltd
5.69%, 07/01/2022
(n)
104 85
3 Month USD LIBOR + 4.50%
IRB Holding Corp
5.22%, 01/17/2025
(n)
74 75
3 Month USD LIBOR + 2.75%
$ 160
Telecommunications - 0.13%
Avaya Inc
5.99%, 12/16/2024
(n)
202 198
3 Month USD LIBOR + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Maxar Technologies Ltd
4.85%, 10/05/2024
(n)
$ 142 $ 135
3 Month USD LIBOR + 4.25%
$ 333
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,317
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.09%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.06%
3.00%, 10/01/2042 $ 50 $ 52
3.00%, 11/01/2042 272 281
3.00%, 11/01/2042 50 52
3.00%, 03/01/2043 1,236 1,280
3.00%, 12/01/2046 121 124
3.00%, 01/01/2047 2,248 2,321
3.50%, 10/01/2041 48 50
3.50%, 04/01/2042 116 122
3.50%, 04/01/2042 59 63
3.50%, 04/01/2045 54 57
3.50%, 10/01/2045 874 922
3.50%, 03/01/2048 128 135
4.00%, 02/01/2045 27 29
4.00%, 02/01/2046 63 66
4.00%, 02/01/2046 444 472
4.00%, 06/01/2046 64 68
4.00%, 04/01/2047 379 406
4.00%, 11/01/2047 623 657
4.50%, 07/01/2024 11 11
4.50%, 07/01/2039 63 68
4.50%, 10/01/2041 36 39
4.50%, 12/01/2043 855 927
4.50%, 03/01/2046 284 315
4.50%, 01/01/2049 342 361
4.75%, 02/01/2037 19 20
1.00 x 12 Month USD LIBOR + 1.63%
5.00%, 06/01/2031 90 97
5.00%, 10/01/2035 31 34
5.00%, 06/01/2041 911 1,003
5.03%, 02/01/2034 1 1
1.00 x 12 Month USD LIBOR + 1.99%
6.00%, 06/01/2032 22 25
6.00%, 10/01/2032 11 13
6.00%, 01/01/2038 54 62
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 4 5
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 4 4
6.50%, 04/01/2035 7 8
7.00%, 12/01/2029 13 14
7.00%, 06/01/2030 4 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 30 30
7.50%, 04/01/2030 1 2
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 31 33
$ 10,253
Federal National Mortgage Association (FNMA) - 0.00%
4.56%, 07/01/2034 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.05%
2.50%, 01/01/2035
(o)
2,000 2,018
3.00%, 03/01/2034 295 304
3.00%, 01/01/2035
(o)
4,000 4,099
3.00%, 03/01/2042 85 87
3.00%, 03/01/2042 92 95

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
67
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2042 $ 47 $ 48
3.00%, 06/01/2042 42 44
3.00%, 06/01/2042 87 89
3.00%, 05/01/2043 171 176
3.00%, 01/01/2050
(o)
4,500 4,564
3.50%, 04/01/2030 321 337
3.50%, 05/01/2034 1,412 1,489
3.50%, 08/01/2034 339 355
3.50%, 12/01/2040 65 69
3.50%, 01/01/2041 39 41
3.50%, 12/01/2041 21 22
3.50%, 03/01/2042 37 39
3.50%, 04/01/2042 71 74
3.50%, 11/01/2042 918 984
3.50%, 02/01/2043 46 48
3.50%, 07/01/2043 815 867
3.50%, 07/01/2043 263 280
3.50%, 11/01/2044 1,652 1,743
3.50%, 03/01/2045 56 60
3.50%, 06/01/2045 106 112
3.50%, 11/01/2045 71 75
3.50%, 05/01/2046 63 66
3.50%, 08/01/2047 1,589 1,703
3.50%, 10/01/2047 1,629 1,735
3.50%, 11/01/2047 723 763
3.50%, 01/01/2048 514 547
3.50%, 03/01/2048 1,067 1,125
3.50%, 04/01/2048 1,436 1,513
4.00%, 08/01/2020 12 12
4.00%, 03/01/2034 381 410
4.00%, 09/01/2040 87 94
4.00%, 05/01/2041 195 209
4.00%, 10/01/2041 31 33
4.00%, 10/01/2041 48 51
4.00%, 11/01/2041 44 47
4.00%, 04/01/2042 29 31
4.00%, 11/01/2043 38 40
4.00%, 11/01/2043 107 115
4.00%, 02/01/2044 123 132
4.00%, 06/01/2044 265 283
4.00%, 09/01/2044 35 37
4.00%, 09/01/2045 114 121
4.00%, 12/01/2045 668 709
4.00%, 08/01/2046 90 96
4.00%, 01/01/2047 65 68
4.00%, 04/01/2047 365 391
4.00%, 05/01/2047 799 840
4.00%, 11/01/2047 1,885 2,011
4.00%, 10/01/2048 446 476
4.50%, 07/01/2025 37 39
4.50%, 08/01/2040 53 57
4.50%, 11/01/2040 848 921
4.50%, 12/01/2040 33 35
4.50%, 08/01/2041 35 38
4.50%, 09/01/2041 245 266
4.50%, 05/01/2044 43 46
4.50%, 12/01/2044 107 115
4.50%, 06/01/2046 45 48
4.50%, 05/01/2047 31 33
4.50%, 05/01/2047 119 126
5.00%, 10/01/2041 168 184
5.00%, 06/01/2048 418 459
5.50%, 12/01/2022 9 10
5.50%, 07/01/2033 231 260
5.50%, 04/01/2035 23 25
5.50%, 08/01/2036 446 501
5.50%, 02/01/2037 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 05/01/2040 $ 41 $ 46
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 135 155
6.00%, 02/01/2037 79 88
6.00%, 02/01/2038 49 56
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 18 20
6.50%, 07/01/2037 32 38
6.50%, 02/01/2038 34 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 111 128
$ 35,527
Government National Mortgage Association (GNMA) - 6.95%
3.00%, 02/15/2043 338 348
3.00%, 07/20/2044 501 519
3.00%, 01/20/2046 385 398
3.00%, 07/20/2046 622 642
3.00%, 12/20/2046 1,709 1,765
3.00%, 01/01/2050 1,200 1,233
3.25%, 07/20/2043 80 83
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
3.50%, 04/20/2046 196 208
3.50%, 10/20/2046 297 310
3.50%, 07/20/2047 1,195 1,250
3.50%, 01/01/2050 5,050 5,204
4.00%, 02/15/2042 129 137
4.00%, 06/20/2046 79 83
4.00%, 01/20/2048 2,155 2,263
4.00%, 01/01/2050 635 657
4.50%, 09/15/2039 531 585
4.50%, 11/15/2040 103 113
4.50%, 06/20/2048 34 36
5.00%, 02/15/2034 206 228
5.00%, 10/15/2034 75 83
5.00%, 10/20/2039 40 44
5.00%, 07/20/2040 16 17
5.00%, 02/15/2042 85 95
5.50%, 12/20/2033 102 115
5.50%, 05/20/2035 11 13
5.50%, 12/20/2048 637 677
6.00%, 01/20/2029 19 21
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 25 29
6.00%, 12/20/2036 55 62
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 291 322
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 14 14
8.00%, 12/15/2030 6 7
$ 17,576
U.S. Treasury - 16.03%
1.25%, 07/31/2023 1,405 1,386
1.50%, 08/15/2026 1,420 1,392
1.63%, 10/31/2023 370 370
1.75%, 04/30/2022 3,385 3,398
2.00%, 10/31/2022 4,500 4,549
2.13%, 11/30/2023
(p)
1,140 1,160
2.50%, 05/15/2024 7,575 7,838
3.00%, 09/30/2025 3,000 3,205
3.00%, 05/15/2045 2,640 2,954
3.00%, 11/15/2045 2,000 2,243
3.13%, 05/15/2048 5,950 6,868
3.75%, 11/15/2043 1,650 2,068

Schedule of Investments
Core Plus Bond Account
December 31, 2019
See accompanying notes.
68
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 2,260 $ 3,114
$ 40,545
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 103,902
Total Investments $ 268,802
Other Assets and Liabilities -  (6.30)% (15,928)
TOTAL NET ASSETS - 100.00% $ 252,874
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,123 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,909 or 16.18% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Security or a portion of the security was on loan at the end of the period.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $92 or 0.04% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 34.29%
Government 17.72%
Financial 11.77%
Consumer, Non-cyclical 7.43%
Asset Backed Securities 5.51%
Communications 5.13%
Money Market Funds 5.05%
Energy 4.63%
Industrial 3.77%
Utilities 3.14%
Consumer, Cyclical 2.82%
Technology 2.04%
Investment Companies 1.52%
Basic Materials 1.48%
Other Assets and Liabilities
(6.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 3,894 $ 162,671 $ 154,917 $ 11,648
$ 3,894 $ 162,671 $ 154,917 $ 11,648
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 269 $ — $ — $ —
$ 269 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Long 10 $ 1,284 $ (11)
US 2 Year Note; March 2020 Short 45 9,697 6
US 5 Year Note; March 2020 Short 28 3,321 12
US Long Bond; March 2020 Long 22 3,430 (70)
US Ultra Bond; March 2020 Long 3 545 1
Total $ (62)
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.
69
INVESTMENT COMPANIES - 0.89% Shares Held Value (000's)
Money Market Funds - 0.89%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2 $ —
Principal Government Money Market Fund
1.41%
(a),(c)
2,369,881 2,370
$ 2,370
TOTAL INVESTMENT COMPANIES $ 2,370
COMMON STOCKS - 98.47% Shares Held Value (000's)
Aerospace & Defense - 1.28%
CAE Inc 39,500 1,046
Kawasaki Heavy Industries Ltd 23,000 502
Safran SA 12,042 1,860
$ 3,408
Apparel - 2.28%
Adidas AG 6,267 2,040
Fila Korea Ltd 15,565 711
LVMH Moet Hennessy Louis Vuitton SE 7,124 3,320
$ 6,071
Automobile Manufacturers - 3.81%
Ferrari NV 11,021 1,830
Isuzu Motors Ltd 111,400 1,317
Kia Motors Corp 43,826 1,674
Maruti Suzuki India Ltd 12,609 1,302
Toyota Motor Corp 57,300 4,037
$ 10,160
Automobile Parts & Equipment - 0.43%
Toyota Industries Corp 19,800 1,139
Banks - 9.25%
Banco Comercial Portugues SA 1,809,850 413
Banco do Brasil SA 92,900 1,220
Bangkok Bank PCL 118,500 630
Bank Leumi Le-Israel BM 230,765 1,683
BNP Paribas SA 40,488 2,406
BOC Hong Kong Holdings Ltd 266,500 925
Credicorp Ltd 7,234 1,542
DBS Group Holdings Ltd 84,000 1,620
DNB ASA 105,519 1,975
Erste Group Bank AG
( d)
33,776 1,269
Grupo Financiero Banorte SAB de CV 129,859 725
HDFC Bank Ltd ADR 15,362 973
ICICI Bank Ltd ADR 52,858 798
Macquarie Group Ltd 26,079 2,526
Mediobanca Banca di Credito Finanziario SpA 80,424 885
OTP Bank Nyrt 14,852 778
Shinhan Financial Group Co Ltd 24,459 917
Toronto-Dominion Bank/The 45,400 2,546
United Overseas Bank Ltd 43,300 851
$ 24,682
Beverages - 1.61%
Carlsberg A/S 11,546 1,723
Coca-Cola HBC AG
( d)
16,963 577
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 73,199 1,163
Thai Beverage PCL 1,273,100 843
$ 4,306
Biotechnology - 1.09%
CSL Ltd 14,983 2,905
Building Materials - 0.72%
Anhui Conch Cement Co Ltd 117,998 929
Cie de Saint-Gobain 24,203 992
$ 1,921
Chemicals - 1.69%
JSR Corp 36,800 673
Koninklijke DSM NV 12,667 1,656
Nitto Denko Corp 20,600 1,159
Nutrien Ltd 21,200 1,015
$ 4,503
Commercial Services - 0.22%
Dai Nippon Printing Co Ltd 21,600 584
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.88%
CyberArk Software Ltd
( d)
7,656 $ 892
Logitech International SA 47,766 2,263
Nomura Research Institute Ltd 40,200 860
Obic Co Ltd 7,400 997
$ 5,012
Consumer Products - 0.24%
Hindustan Unilever Ltd 24,231 653
Cosmetics & Personal Care - 0.41%
Essity AB 33,641 1,083
Distribution & Wholesale - 2.05%
Ferguson PLC 21,248 1,934
ITOCHU Corp 124,900 2,895
Sumitomo Corp 42,500 631
$ 5,460
Diversified Financial Services - 2.46%
AerCap Holdings NV
( d)
25,056 1,540
Bajaj Finance Ltd 13,958 828
Housing Development Finance Corp Ltd 44,854 1,517
ORIX Corp 129,300 2,143
Tisco Financial Group PCL 164,300 544
$ 6,572
Electric - 2.42%
Chubu Electric Power Co Inc 56,200 794
Enel SpA 355,195 2,822
Iberdrola SA 274,331 2,827
$ 6,443
Electrical Components & Equipment - 0.38%
Delta Electronics Inc 200,000 1,012
Electronics - 1.45%
Halma PLC 39,095 1,095
Hoya Corp 29,096 2,777
$ 3,872
Energy - Alternate Sources - 0.62%
Vestas Wind Systems A/S 16,365 1,653
Engineering & Construction - 1.05%
Vinci SA 25,154 2,802
Food - 4.52%
Associated British Foods PLC 27,957 962
Koninklijke Ahold Delhaize NV 35,625 893
MEIJI Holdings Co Ltd 14,700 994
Nestle India Ltd 3,021 626
Nestle SA 57,870 6,265
Uni-President Enterprises Corp 630,000 1,562
X5 Retail Group NV 22,226 767
$ 12,069
Food Service - 0.78%
Compass Group PLC 83,181 2,085
Forest Products & Paper - 0.60%
Mondi PLC 68,451 1,605
Hand & Machine Tools - 0.90%
Amada Holdings Co Ltd 83,800 953
Techtronic Industries Co Ltd 177,000 1,445
$ 2,398
Healthcare - Products - 1.41%
Carl Zeiss Meditec AG 5,993 762
Koninklijke Philips NV 26,825 1,311
Sartorius Stedim Biotech 4,466 741
Straumann Holding AG 974 956
$ 3,770
Healthcare - Services - 1.35%
ICON PLC
( d)
10,518 1,812
Lonza Group AG
( d)
4,907 1,790
$ 3,602
Home Builders - 0.91%
Persimmon PLC 34,444 1,230
Taylor Wimpey PLC 467,381 1,199
$ 2,429

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.
70
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.37%
Howden Joinery Group PLC 115,537 $ 1,029
Sony Corp 38,700 2,628
$ 3,657
Insurance - 8.66%
ASR Nederland NV 27,219 1,020
AXA SA 92,336 2,609
BB Seguridade Participacoes SA 153,631 1,440
Fairfax Financial Holdings Ltd 2,800 1,315
Hannover Rueck SE 10,029 1,934
IRB Brasil Resseguros S/A 70,200 680
Legal & General Group PLC 695,509 2,794
M&G PLC
( d)
222,912 700
NN Group NV 50,281 1,912
PICC Property & Casualty Co Ltd 692,000 834
Prudential PLC 111,815 2,142
Sompo Holdings Inc 31,900 1,253
Swiss Life Holding AG 4,699 2,357
Tokio Marine Holdings Inc 37,700 2,111
$ 23,101
Internet - 3.33%
Alibaba Group Holding Ltd ADR
(d)
23,072 4,894
Tencent Holdings Ltd 82,993 3,998
$ 8,892
Investment Companies - 0.61%
EXOR NV 9,174 711
Investor AB 16,826 919
$ 1,630
Machinery - Diversified - 0.95%
Keyence Corp 4,000 1,404
Miura Co Ltd 9,800 339
Valmet Oyj 33,058 793
$ 2,536
Metal Fabrication & Hardware - 0.22%
SKF AB 28,599 579
Mining - 1.54%
MMC Norilsk Nickel PJSC ADR 49,214 1,501
Newcrest Mining Ltd 30,534 645
Rio Tinto Ltd 27,753 1,963
$ 4,109
Oil & Gas - 4.88%
BP PLC 324,059 2,039
Canadian Natural Resources Ltd 35,400 1,145
LUKOIL PJSC ADR 15,701 1,564
Neste Oyj 68,247 2,375
Parkland Fuel Corp 15,500 570
Petrobras Distribuidora SA 90,700 678
PTT PCL 552,900 811
Reliance Industries Ltd 103,771 2,201
Suncor Energy Inc 49,900 1,635
$ 13,018
Pharmaceuticals - 5.09%
Merck KGaA 12,116 1,428
Novartis AG 43,951 4,162
Novo Nordisk A/S 40,249 2,332
Roche Holding AG 17,427 5,664
$ 13,586
Pipelines - 1.23%
Pembina Pipeline Corp 33,500 1,241
TC Energy Corp 38,300 2,040
$ 3,281
Private Equity - 2.98%
3i Group PLC 207,541 3,020
Brookfield Asset Management Inc 71,213 4,115
Intermediate Capital Group PLC 38,601 823
$ 7,958
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.40%
CK Asset Holdings Ltd 213,500 $ 1,541
PSP Swiss Property AG 6,440 889
Vonovia SE 24,305 1,305
$ 3,735
Retail - 4.59%
Alimentation Couche-Tard Inc 95,246 3,023
ANTA Sports Products Ltd 206,000 1,844
Grafton Group PLC 41,975 483
Hennes & Mauritz AB 76,194 1,554
Home Product Center PCL 1,333,500 711
JD Sports Fashion PLC 22,475 250
Li Ning Co Ltd 404,000 1,212
Pan Pacific International Holdings Corp 67,600 1,121
Wal-Mart de Mexico SAB de CV 495,022 1,421
WH Smith PLC 18,183 627
$ 12,246
Semiconductors - 6.93%
ASML Holding NV 9,717 2,877
NXP Semiconductors NV 16,005 2,037
Samsung Electronics Co Ltd 105,075 5,063
SK Hynix Inc 29,025 2,361
Taiwan Semiconductor Manufacturing Co Ltd 555,140 6,144
$ 18,482
Software - 1.68%
Capcom Co Ltd 30,500 844
Dassault Systemes SE 8,014 1,322
Nemetschek SE 9,246 609
SimCorp A/S 6,915 787
Tech Mahindra Ltd 85,498 913
$ 4,475
Telecommunications - 4.72%
China Mobile Ltd 209,500 1,770
Deutsche Telekom AG 93,801 1,533
Nice Ltd ADR
(d)
9,031 1,401
Nippon Telegraph & Telephone Corp 103,000 2,603
Orange SA 68,999 1,014
SoftBank Group Corp 55,100 2,392
Telefonaktiebolaget LM Ericsson 133,277 1,165
Telenor ASA 39,210 703
$ 12,581
Toys, Games & Hobbies - 0.66%
Nintendo Co Ltd 4,400 1,760
Transportation - 1.82%
Canadian National Railway Co 34,428 3,114
East Japan Railway Co 19,300 1,742
$ 4,856
TOTAL COMMON STOCKS $ 262,681
PREFERRED STOCKS - 0.41% Shares Held Value (000's)
Investment Companies - 0.41%
Itausa - Investimentos Itau SA 0.08% 317,046 $ 1,110
TOTAL PREFERRED STOCKS $ 1,110
Total Investments $ 266,161
Other Assets and Liabilities -  0.23% 607
TOTAL NET ASSETS - 100.00% $ 266,768
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Diversified International Account
December 31, 2019
See accompanying notes.
71
Portfolio Summary  ( unaudited)
Location Percent
Japan 15.24%
United Kingdom 9.56%
Switzerland 9.34%
Canada 8.53%
France 6.40%
China 5.57%
Netherlands 4.65%
Korea, Republic Of 4.03%
India 3.67%
Germany 3.61%
Taiwan 3.27%
Denmark 2.42%
Australia 2.28%
Hong Kong 2.13%
Italy 2.08%
Sweden 1.99%
Brazil 1.92%
Israel 1.50%
Ireland 1.44%
Russian Federation 1.44%
Thailand 1.33%
Finland 1.19%
Spain 1.06%
Norway 1.00%
Singapore 0.93%
United States 0.89%
Mexico 0.80%
Peru 0.58%
Austria 0.48%
Hungary 0.29%
Portugal 0.15%
Other Assets and Liabilities
0.23%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,664 $ 44,150 $ 43,444 $ 2,370
$ 1,664 $ 44,150 $ 43,444 $ 2,370
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 35 $ — $ — $ —
$ 35 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Equity Income Account
December 31, 2019
See accompanying notes.
72
INVESTMENT COMPANIES - 1.92% Shares Held Value (000's)
Money Market Funds - 1.92%
BlackRock Liquidity FedFund 1.53%
(a),(b)
8,588 $ 9
Principal Government Money Market Fund
1.41%
(a),(c)
14,848,183 14,848
$ 14,857
TOTAL INVESTMENT COMPANIES $ 14,857
COMMON STOCKS - 97.94% Shares Held Value (000's)
Aerospace & Defense - 0.34%
Boeing Co/The 8,107 2,641
Airlines - 1.69%
Delta Air Lines Inc 223,962 13,097
Apparel - 1.37%
VF Corp 106,499 10,614
Automobile Manufacturers - 1.52%
PACCAR Inc 148,820 11,772
Automobile Parts & Equipment - 1.68%
Magna International Inc 236,290 12,958
Banks - 10.76%
First Republic Bank/CA 100,582 11,813
JPMorgan Chase & Co 166,790 23,251
PNC Financial Services Group Inc/The 126,725 20,229
Truist Financial Corp 220,274 12,406
US Bancorp 261,003 15,475
$ 83,174
Beverages - 1.61%
Coca-Cola Co/The 224,891 12,448
Biotechnology - 0.60%
Corteva Inc 156,724 4,633
Chemicals - 2.95%
Air Products & Chemicals Inc 34,518 8,112
DuPont de Nemours Inc 105,582 6,778
PPG Industries Inc 59,595 7,955
$ 22,845
Computers - 1.70%
Apple Inc 44,756 13,142
Diversified Financial Services - 4.27%
BlackRock Inc 31,355 15,762
Discover Financial Services 203,758 17,283
$ 33,045
Electric - 6.31%
Eversource Energy 107,309 9,129
NextEra Energy Inc 39,463 9,556
Sempra Energy 75,900 11,497
WEC Energy Group Inc 100,443 9,264
Xcel Energy Inc 146,872 9,325
$ 48,771
Electronics - 0.86%
Honeywell International Inc 37,763 6,684
Food - 3.94%
Hormel Foods Corp 335,186 15,120
Tyson Foods Inc 168,424 15,333
$ 30,453
Healthcare - Products - 3.52%
Abbott Laboratories 149,271 12,966
Medtronic PLC 125,747 14,266
$ 27,232
Healthcare - Services - 1.74%
HCA Healthcare Inc 90,997 13,450
Insurance - 6.77%
Allstate Corp/The 97,935 11,013
Chubb Ltd 98,771 15,375
Fidelity National Financial Inc 324,721 14,726
Swiss Re AG ADR
(d)
400,224 11,254
$ 52,368
Machinery - Diversified - 1.61%
Deere & Co 72,034 12,481
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 2.02%
Walt Disney Co/The 107,796 $ 15,590
Miscellaneous Manufacturers - 2.31%
3M Co 30,253 5,337
Parker-Hannifin Corp 60,689 12,491
$ 17,828
Oil & Gas - 6.94%
Chevron Corp 77,192 9,302
Cimarex Energy Co 54,977 2,886
EOG Resources Inc 145,617 12,197
Exxon Mobil Corp 53,075 3,704
Marathon Petroleum Corp 227,288 13,694
Royal Dutch Shell PLC - B shares ADR 197,808 11,862
$ 53,645
Pharmaceuticals - 8.58%
Becton Dickinson and Co 38,586 10,494
Merck & Co Inc 187,548 17,057
Novartis AG ADR 119,611 11,326
Pfizer Inc 275,052 10,777
Roche Holding AG ADR 410,293 16,683
$ 66,337
Pipelines - 1.70%
Enterprise Products Partners LP 466,091 13,125
Private Equity - 1.89%
KKR & Co Inc 502,012 14,644
REITs - 4.82%
Alexandria Real Estate Equities Inc 75,364 12,177
Digital Realty Trust Inc 127,417 15,257
Realty Income Corp 133,256 9,812
$ 37,246
Retail - 2.96%
Costco Wholesale Corp 49,821 14,643
Starbucks Corp 94,096 8,273
$ 22,916
Semiconductors - 2.82%
Microchip Technology Inc 104,797 10,975
Taiwan Semiconductor Manufacturing Co Ltd
ADR
185,960 10,804
$ 21,779
Software - 3.18%
Fidelity National Information Services Inc 57,940 8,059
Microsoft Corp 57,785 9,113
SAP SE ADR 55,136 7,387
$ 24,559
Telecommunications - 4.02%
BCE Inc 314,424 14,574
Verizon Communications Inc 268,585 16,491
$ 31,065
Toys, Games & Hobbies - 2.17%
Hasbro Inc 158,533 16,743
Transportation - 1.29%
Union Pacific Corp 55,099 9,961
TOTAL COMMON STOCKS $ 757,246
Total Investments $ 772,103
Other Assets and Liabilities -  0.14% 1,082
TOTAL NET ASSETS - 100.00% $ 773,185
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Account
December 31, 2019
See accompanying notes.
73
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.51%
Consumer, Non-cyclical 19.99%
Consumer, Cyclical 11.39%
Energy 8.64%
Technology 7.70%
Industrial 6.41%
Utilities 6.31%
Communications 6.04%
Basic Materials 2.95%
Money Market Funds 1.92%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 8,817 $ 133,762 $ 127,731 $ 14,848
$ 8,817 $ 133,762 $ 127,731 $ 14,848
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 24 2 $ — $ — $ —
$ 24 2 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.
74
INVESTMENT COMPANIES - 3.80% Shares Held Value (000's)
Money Market Funds - 3.80%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,513,784 $ 2,514
Principal Government Money Market Fund
1.41%
(a),(c)
6,645,514 6,646
$ 9,160
TOTAL INVESTMENT COMPANIES $ 9,160
BONDS - 27.90%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.11%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01 /10/2022 $ 267 $ 268
Commercial Mortgage Backed Securities - 13.20%
Bank 2019-BNK19
4.03%, 08 /15/2061
(d)
600 629
BANK 2019-BNK21
3.52%, 10 /17/2052 2,000 2,016
CD 2017-CD3 Mortgage Trust
3.98%, 02 /10/2050
(d)
1,000 1,051
COMM 2014-CCRE19 Mortgage Trust
4.75%, 08 /10/2047
(d)
600 632
COMM 2014-UBS5 Mortgage Trust
4.61%, 09 /10/2047
(d)
1,000 1,033
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05 /25/2022 1,100 1,109
2.65%, 08 /25/2026 1,595 1,634
3.19%, 09 /25/2027
(d)
1,330 1,406
3.30%, 04 /25/2023
(d)
1,300 1,351
3.46%, 08 /25/2023
(d)
1,200 1,256
3.53%, 10 /25/2023
(d)
870 914
3.60%, 01 /25/2028 1,330 1,443
3.65%, 02 /25/2028
(d)
700 761
3.90%, 04 /25/2028 1,120 1,238
4.06%, 10 /25/2028
(d)
1,300 1,454
Ginnie Mae
0.48%, 06 /16/2060
(d),(e)
6,842 365
0.54%, 10 /16/2054
(d),(e)
10,179 274
0.55%, 04 /16/2047
(d),(e)
9,110 293
0.57%, 12 /16/2059
(d),(e)
7,697 407
0.59%, 02 /16/2060
(d),(e)
11,220 648
0.59%, 03 /16/2060
(d),(e)
4,652 261
0.61%, 11 /16/2045
(d),(e)
15,128 489
0.70%, 11 /16/2052
(d),(e)
12,133 460
0.74%, 02 /16/2061
(d),(e)
3,482 254
0.79%, 09 /16/2053
(d),(e)
9,452 358
0.83%, 02 /16/2055
(d),(e)
21,563 619
0.84%, 02 /16/2053
(d),(e)
10,744 578
0.94%, 03 /16/2052
(d),(e)
10,089 555
2.60%, 05 /16/2059 668 666
2.60%, 03 /16/2060 1,147 1,144
GS Mortgage Securities Trust 2014-GC20
4.96%, 04 /10/2047
(d)
300 309
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08 /15/2046
(d),(f)
2,000 2,081
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12 /15/2046
(d)
1,800 1,954
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06 /15/2051
(d)
500 540
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08 /15/2050 600 604
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10 /15/2057
(d)
1,000 1,063
$ 31,849
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.31%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02 /25/2038
(d),(f)
$ 778 $ 752
Mortgage Backed Securities - 13.80%
EverBank Mortgage Loan Trust 18-1
3.50%, 02 /25/2048
(d),(f)
579 585
Fannie Mae Grantor Trust 2005-T1
2.14%, 05 /25/2035 204 203
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12 /25/2043
(d),(e)
1,438 223
Fannie Mae REMICS
2.18%, 06 /25/2045
(e)
3,679 194
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10 /25/2040
(e)
4,762 306
3.00%, 04 /25/2042 894 912
3.00%, 08 /25/2042 290 295
3.00%, 02 /25/2043 420 430
3.00%, 01 /25/2046 687 706
3.00%, 03 /25/2046 653 664
3.00%, 05 /25/2048 197 202
3.50%, 01 /25/2040
(e)
2,197 134
3.50%, 11 /25/2042 2,500 2,638
4.00%, 12 /25/2039
(e)
1,050 62
4.00%, 03 /25/2045 1,000 1,121
4.11%, 03 /25/2042
(e)
1,352 245
(1.00) x 1 Month USD LIBOR + 5.90%
4.21%, 10 /25/2046
(e)
699 149
(1.00) x 1 Month USD LIBOR + 6.00%
4.31%, 08 /25/2043
(e)
1,711 362
(1.00) x 1 Month USD LIBOR + 6.10%
4.41%, 06 /25/2048
(e)
1,704 373
(1.00) x 1 Month USD LIBOR + 6.20%
4.50%, 04 /25/2045
(e)
2,935 566
7.00%, 04 /25/2032 108 124
Freddie Mac REMICS
1.50%, 04 /15/2028 867 854
2.20%, 05 /15/2038
(e)
3,213 151
1.00 x 12-Month Treasury Avera ge Index
+ 0.00%
2.50%, 11 /15/2032 886 893
2.50%, 02 /15/2043 869 875
3.00%, 11 /15/2030
(e)
2,000 86
3.00%, 11 /15/2035 950 955
3.00%, 06 /15/2040 418 426
3.00%, 10 /15/2041 852 870
3.00%, 04 /15/2046 271 280
3.50%, 03 /15/2029 308 326
3.50%, 08 /15/2040
(e)
2,341 163
3.50%, 05 /15/2043 1,011 1,033
3.50%, 09 /15/2043 1,200 1,244
4.00%, 05 /15/2039 4,200 4,337
Ginnie Mae
3.50%, 12 /20/2034
(e)
228 1
3.50%, 05 /20/2039 73 73
3.50%, 10 /20/2044
(e)
4,772 594
3.50%, 11 /20/2045 930 955
4.00%, 02 /20/2044
(e)
3,019 381
4.00%, 04 /20/2044
(e)
1,549 182
4.00%, 01 /20/2046
(e)
1,572 164
4.34%, 06 /20/2046
(e)
688 131
(1.00) x 1 Month USD LIBOR + 6.10%
4.38%, 12 /20/2043
(e)
1,521 336
(1.00) x 1 Month USD LIBOR + 6.14%
4.44%, 08 /20/2042
(e)
1,273 215
(1.00) x 1 Month USD LIBOR + 6.20%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.
75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
4.44%, 09 /20/2047
(e)
$ 780 $ 143
(1.00) x 1 Month USD LIBOR + 6.20%
4.51%, 08 /16/2045
(e)
487 96
(1.00) x 1 Month USD LIBOR + 6.25%
4.99%, 11 /20/2045
(e)
720 150
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(d),(f)
676 678
JP Morgan Mortgage Trust 2017-3
3.84%, 08 /25/2047
(d),(f)
566 586
JP Morgan Mortgage Trust 2018-8
4.00%, 01 /25/2049
(d),(f)
724 734
New Residential Mortgage Loan Trust 2014-1
5.00%, 01 /25/2054
(d),(f)
1,469 1,561
New Residential Mortgage Loan Trust 2015-2
5.53%, 08 /25/2055
(d),(f)
1,073 1,157
Sequoia Mortgage Trust 2013-2
3.64%, 02 /25/2043
(d)
702 717
Sequoia Mortgage Trust 2017-2
3.63%, 02 /25/2047
(d),(f)
466 475
Sequoia Mortgage Trust 2017-3
3.80%, 04 /25/2047
(d),(f)
467 476
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(d),(f)
516 516
$ 33,308
Other Asset Backed Securities - 0.48%
Chase Funding Trust Series 2004-1
2.25%, 12 /25/2033 97 94
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09 /15/2023 500 499
Towd Point Mortgage Trust
4.25%, 10 /25/2053
(d),(f)
550 570
$ 1,163
TOTAL BONDS $ 67,340
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69.76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 14.38%
2.00%, 10 /01/2031 $ 671 $ 667
2.50%, 02 /01/2028 609 619
3.00%, 02 /01/2027 215 221
3.00%, 01 /01/2031 516 535
3.00%, 01 /01/2033 894 924
3.00%, 03 /01/2037 384 393
3.00%, 08 /01/2042 684 706
3.00%, 10 /01/2042 505 520
3.00%, 10 /01/2042 962 992
3.00%, 10 /01/2042 1,041 1,078
3.00%, 05 /01/2043 679 700
3.00%, 10 /01/2046 739 765
3.00%, 01 /01/2047 956 990
3.50%, 02 /01/2032 1,038 1,087
3.50%, 04 /01/2042 1,470 1,549
3.50%, 05 /01/2042 548 580
3.50%, 07 /01/2042 2,003 2,113
3.50%, 02 /01/2044 793 834
3.50%, 08 /01/2045 823 878
3.50%, 07 /01/2046 667 710
3.50%, 01 /01/2047 1,819 1,930
3.50%, 01 /01/2048 977 1,042
3.50%, 04 /01/2049 2,009 2,120
4.00%, 07 /01/2042 729 795
4.00%, 01 /01/2043 922 988
4.00%, 04 /01/2043 1,201 1,310
4.00%, 06 /01/2043 1,155 1,237
4.00%, 10 /01/2045 1,130 1,230
4.00%, 08 /01/2047 1,384 1,507
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 01 /01/2048 $ 1,165 $ 1,273
4.00%, 06 /01/2048 1,340 1,453
4.23%, 09 /01/2032 13 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11 /01/2043 811 904
5.00%, 10 /01/2025 98 105
5.00%, 02 /01/2033 142 156
5.00%, 06 /01/2033 170 185
5.00%, 01 /01/2034 444 490
5.00%, 07 /01/2035 20 23
5.00%, 07 /01/2035 9 10
5.00%, 07 /01/2035 89 98
5.00%, 10 /01/2035 38 42
5.50%, 03 /01/2033 97 108
5.50%, 04 /01/2038 4 4
5.50%, 05 /01/2038 35 39
6.00%, 12 /01/2023 2 2
6.00%, 05 /01/2031 11 12
6.00%, 12 /01/2031 11 13
6.00%, 09 /01/2032 6 7
6.00%, 11 /01/2033 12 13
6.00%, 11 /01/2033 49 55
6.00%, 09 /01/2034 44 51
6.00%, 02 /01/2035 38 42
6.00%, 10 /01/2036 41 47
6.00%, 03 /01/2037 39 43
6.00%, 01 /01/2038 7 8
6.00%, 01 /01/2038 75 87
6.00%, 04 /01/2038 31 34
6.50%, 08 /01/2021 1 1
6.50%, 12 /01/2021 5 5
6.50%, 04 /01/2022 8 8
6.50%, 05 /01/2022 5 5
6.50%, 05 /01/2023 6 6
6.50%, 04 /01/2024 2 2
6.50%, 04 /01/2026 2 2
6.50%, 05 /01/2026 1 1
6.50%, 05 /01/2026 2 3
6.50%, 01 /01/2028 3 4
6.50%, 03 /01/2028 2 2
6.50%, 10 /01/2028 14 16
6.50%, 11 /01/2028 3 3
6.50%, 12 /01/2028 7 8
6.50%, 03 /01/2029 3 3
6.50%, 07 /01/2031 18 20
6.50%, 08 /01/2031 5 5
6.50%, 10 /01/2031 8 8
6.50%, 10 /01/2031 7 8
6.50%, 12 /01/2031 12 14
6.50%, 02 /01/2032 12 13
6.50%, 05 /01/2032 31 35
6.50%, 04 /01/2035 6 6
7.00%, 09 /01/2023 4 4
7.00%, 12 /01/2023 2 2
7.00%, 01 /01/2024 2 2
7.00%, 09 /01/2027 3 3
7.00%, 01 /01/2028 24 26
7.00%, 04 /01/2028 13 14
7.00%, 05 /01/2028 2 2
7.00%, 10 /01/2031 5 6
7.00%, 10 /01/2031 11 12
7.00%, 04 /01/2032 43 49
7.50%, 10 /01/2030 7 8
7.50%, 02 /01/2031 8 9
7.50%, 02 /01/2031 2 2
7.50%, 02 /01/2031 4 4
8.00%, 10 /01/2030 14 16

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.
76
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.50%, 07 /01/2029 $ 16 $ 17
$ 34,692
Federal National Mortgage Association (FNMA) - 0.53%
3.00%, 04 /01/2043 862 880
3.61%, 12 /01/2033 81 84
1.00 x 12 Month USD LIBOR + 1.61%
4.56%, 07 /01/2034 15 16
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.19%
4.77%, 12 /01/2032 11 12
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05 /01/2033 14 14
6.00%, 05 /01/2037 161 177
6.50%, 08 /01/2025 15 17
6.50%, 11 /01/2032 14 15
7.00%, 08 /01/2028 14 16
7.00%, 12 /01/2028 11 13
7.50%, 11 /01/2029 12 12
8.00%, 05 /01/2027 7 7
8.00%, 09 /01/2027 1 1
8.50%, 10 /01/2027 24 24
$ 1,288
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 37.84%
2.00%, 02 /01/2032 406 403
2.50%, 06 /01/2027 976 990
2.50%, 08 /01/2028 662 673
2.50%, 12 /01/2031 787 799
2.50%, 09 /01/2032 536 545
3.00%, 05 /01/2029 764 791
3.00%, 08 /01/2031 1,422 1,473
3.00%, 10 /01/2036 584 603
3.00%, 10 /01/2042 1,416 1,462
3.00%, 11 /01/2042 1,541 1,591
3.00%, 12 /01/2042 1,379 1,424
3.00%, 02 /01/2043 1,009 1,044
3.00%, 06 /01/2043 1,722 1,777
3.00%, 08 /01/2043 1,197 1,235
3.00%, 09 /01/2046 1,420 1,467
3.00%, 10 /01/2046 978 1,006
3.00%, 11 /01/2046 1,479 1,530
3.00%, 01 /01/2047 951 984
3.00%, 01 /01/2047 918 950
3.00%, 12 /01/2049 1,440 1,463
3.50%, 08 /01/2031 726 762
3.50%, 02 /01/2033 1,142 1,198
3.50%, 09 /01/2033 1,598 1,676
3.50%, 06 /01/2039 598 624
3.50%, 02 /01/2042 1,076 1,153
3.50%, 09 /01/2042 1,780 1,895
3.50%, 11 /01/2042 1,188 1,264
3.50%, 12 /01/2042 1,296 1,382
3.50%, 02 /01/2043 464 497
3.50%, 09 /01/2044 1,830 1,961
3.50%, 10 /01/2044 583 625
3.50%, 11 /01/2044 559 599
3.50%, 03 /01/2045 567 604
3.50%, 03 /01/2045 1,349 1,427
3.50%, 06 /01/2045 935 1,002
3.50%, 09 /01/2045 827 881
3.50%, 10 /01/2045 642 689
3.50%, 11 /01/2045 638 680
3.50%, 01 /01/2046 644 690
3.50%, 03 /01/2046 457 490
3.50%, 04 /01/2046 987 1,058
3.50%, 03 /01/2047 970 1,040
3.50%, 10 /01/2047 710 761
3.50%, 11 /01/2048 1,954 2,085
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05 /01/2049 $ 928 $ 986
4.00%, 01 /01/2034 483 515
4.00%, 10 /01/2037 875 927
4.00%, 02 /01/2041 1,305 1,406
4.00%, 02 /01/2042 780 844
4.00%, 08 /01/2043 451 491
4.00%, 10 /01/2043 366 391
4.00%, 04 /01/2044 301 328
4.00%, 08 /01/2044 500 546
4.00%, 10 /01/2044 1,506 1,611
4.00%, 11 /01/2044 486 533
4.00%, 12 /01/2044 807 885
4.00%, 02 /01/2045 838 920
4.00%, 08 /01/2045 781 857
4.00%, 09 /01/2045 1,783 1,957
4.00%, 05 /01/2046 1,466 1,595
4.00%, 07 /01/2046 673 739
4.00%, 08 /01/2046 1,537 1,652
4.00%, 07 /01/2047 1,003 1,100
4.00%, 10 /01/2047 892 970
4.00%, 12 /01/2047 812 889
4.00%, 03 /01/2049 1,018 1,109
4.00%, 07 /01/2049 1,967 2,128
4.00%, 07 /01/2049 1,934 2,091
4.50%, 08/01/2039 1,549 1,706
4.50%, 03 /01/2042 390 434
4.50%, 09 /01/2043 1,600 1,784
4.50%, 10 /01/2043 855 954
4.50%, 11 /01/2043 958 1,068
4.50%, 09 /01/2045 695 771
4.50%, 10 /01/2045 897 1,000
4.50%, 11 /01/2045 1,323 1,466
4.50%, 08 /01/2048 972 1,075
4.50%, 09 /01/2048 1,754 1,949
4.50%, 12 /01/2048 1,324 1,450
5.00%, 05 /01/2033 1,055 1,167
5.00%, 04 /01/2035 102 113
5.00%, 04 /01/2035 80 89
5.00%, 07 /01/2035 5 5
5.00%, 02 /01/2038 345 384
5.00%, 02 /01/2040 1,211 1,359
5.00%, 07 /01/2041 958 1,075
5.50%, 05 /01/2024 6 6
5.50%, 06 /01/2033 52 58
5.50%, 02 /01/2037 3 4
5.50%, 03 /01/2038 92 103
6.00%, 06 /01/2022 8 9
6.00%, 11 /01/2028 12 13
6.00%, 12 /01/2031 5 6
6.00%, 01 /01/2033 44 50
6.00%, 07 /01/2037 121 138
6.00%, 11 /01/2037 3 3
6.00%, 12 /01/2037 8 8
6.00%, 03 /01/2038 54 62
6.50%, 11 /01/2023 15 16
6.50%, 05 /01/2024 5 5
6.50%, 09 /01/2024 7 7
6.50%, 07 /01/2025 9 10
6.50%, 02 /01/2026 3 3
6.50%, 03 /01/2026 1 1
6.50%, 05 /01/2026 2 3
6.50%, 06 /01/2026 1 1
6.50%, 07 /01/2028 9 10
6.50%, 09 /01/2028 15 17
6.50%, 02 /01/2029 2 2
6.50%, 03 /01/2029 5 5
6.50%, 04 /01/2029 4 5

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.
77
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 06 /01/2031 $ 10 $ 11
6.50%, 06 /01/2031 9 10
6.50%, 01 /01/2032 4 4
6.50%, 04 /01/2032 12 14
6.50%, 08 /01/2032 8 9
6.50%, 02 /01/2033 9 9
6.50%, 12 /01/2036 32 37
6.50%, 07 /01/2037 25 29
6.50%, 07 /01/2037 14 15
6.50%, 02 /01/2038 26 30
7.00%, 10 /01/2029 12 14
7.00%, 05 /01/2031 4 4
7.00%, 11 /01/2031 19 21
8.00%, 06 /01/2030 2 2
$ 91,326
Government National Mortgage Association (GNMA) - 8.81%
3.00%, 11 /15/2042 818 843
3.00%, 12 /15/2042 1,532 1,580
3.00%, 02 /15/2043 1,346 1,395
3.00%, 05 /15/2043 1,848 1,912
3.00%, 12 /20/2046 1,170 1,208
3.00%, 07 /20/2047 2,248 2,319
3.50%, 01 /15/2043 1,117 1,187
3.50%, 05 /15/2043 1,255 1,332
3.50%, 06 /20/2043 744 788
3.50%, 04 /20/2045 707 740
3.50%, 06 /20/2046 102 106
3.50%, 02 /20/2047 771 816
3.50%, 04 /20/2047 1,833 1,907
3.50%, 05 /20/2047 913 963
3.50%, 11 /20/2047 704 735
4.00%, 08 /15/2041 916 990
4.00%, 07 /20/2047 853 894
4.50%, 07 /15/2040 468 511
5.00%, 09 /15/2033 5 5
5.00%, 02 /15/2034 267 295
5.00%, 09 /15/2039 34 38
5.50%, 11 /15/2033 22 23
5.50%, 05 /20/2035 114 127
5.50%, 03 /15/2039 85 91
6.00%, 04 /20/2026 4 4
6.00%, 05 /20/2026 3 3
6.00%, 03 /20/2028 2 2
6.00%, 06 /20/2028 12 14
6.00%, 07 /20/2028 6 7
6.00%, 02 /20/2029 6 7
6.00%, 03 /20/2029 13 15
6.00%, 07 /20/2029 14 15
6.00%, 07 /20/2033 102 117
6.50%, 12 /20/2025 7 8
6.50%, 02 /20/2026 5 5
6.50%, 03 /20/2031 9 11
6.50%, 04 /20/2031 10 12
7.00%, 01 /15/2028 2 3
7.00%, 01 /15/2028 4 4
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 1 1
7.00%, 01 /15/2028 1 1
7.00%, 03 /15/2028 54 55
7.00%, 05 /15/2028 5 5
7.00%, 01 /15/2029 11 12
7.00%, 03 /15/2029 4 4
7.00%, 05 /15/2031 7 8
7.00%, 09 /15/2031 29 33
7.00%, 06 /15/2032 84 92
7.50%, 04 /15/2023 5 5
7.50%, 09 /15/2023 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.50%, 09 /15/2023 $ 1 $ 1
7.50%, 10 /15/2023 3 3
7.50%, 11 /15/2023 2 2
8.00%, 07 /15/2026 1 1
8.00%, 08 /15/2026 2 2
8.00%, 01 /15/2027 1 1
8.00%, 02 /15/2027 1 1
$ 21,261
U.S. Treasury - 7.25%
1.13%, 03 /31/2020 2,200 2,197
1.25%, 01 /31/2020 2,400 2,399
1.25%, 02 /29/2020
(g)
2,300 2,298
2.13%, 12 /31/2022 2,400 2,437
3.13%, 05 /15/2021 2,500 2,551
4.50%, 02 /15/2036 1,000 1,328
5.25%, 11 /15/2028 1,000 1,274
6.25%, 08 /15/2023 2,600 3,020
$ 17,504
U.S. Treasury Strip - 0.95%
0.00%, 05 /15/2020
(g),(h),( i )
2,300 2,28 7
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 168,35 8
Total Investments $ 244,85 8
Other Assets and Liabilities -  (1.46)% (3,52 6 )
TOTAL NET ASSETS - 100.00% $ 241,332
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,514 or
1.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,171 or 4.21% of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
( i ) Security is a Principal Only Strip.
Portfolio Summary  ( unaudited)
Sector Percent
Mortgage Securities 88.56%
Government 8.20%
Money Market Funds 3.80%
Asset Backed Securities 0.90%
Other Assets and Liabilities
(1.46)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
December 31, 2019
See accompanying notes.
78
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,278 $ 71,138 $ 65,770 $ 6,646
$ 1,278 $ 71,138 $ 65,770 $ 6,646
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 9 3 $ — $ — $ —
$ 9 3 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2020 Short 44 $ 5,651 $ 54
US Long Bond; March 2020 Short 6 935 21
US Ultra Bond; March 2020 Short 19 3,451 110
Total $ 185
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
79
INVESTMENT COMPANIES - 1.30% Shares Held Value (000's)
Money Market Funds - 1.21%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,023,382 $ 1,023
Principal Government Money Market Fund
1.41%
(a),(c)
5,082,603 5,083
$ 6,106
Principal Exchange-Traded Funds - 0.09%
Principal Millennials Index ETF
( c),(d)
4,789 199
Principal Price Setters Index ETF
( c),(d)
1,616 66
Principal Sustainable Momentum Index ETF
( c)
749 21
Principal U.S. Mega-Cap Multi-Factor Index ETF
( c),(d)
5,280 166
$ 452
TOTAL INVESTMENT COMPANIES $ 6,558
COMMON STOCKS - 97.81% Shares Held Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The 306 7
Omnicom Group Inc 401 33
Trade Desk Inc/ The
( e)
132 34
$ 74
Aerospace & Defense - 2.91%
Boeing Co/The 31,073 10,122
General Dynamics Corp 182 32
HEICO Corp 153 17
HEICO Corp - Class A 279 25
L3Harris Technologies Inc 18,612 3,683
Lockheed Martin Corp 832 324
Northrop Grumman Corp 562 193
Raytheon Co 658 145
Spirit AeroSystems Holdings Inc 317 23
TransDigm Group Inc 128 72
$ 14,636
Agriculture - 0.20%
Altria Group Inc 3,740 187
Philip Morris International Inc 9,501 808
$ 995
Airlines - 0.02%
Alaska Air Group Inc 221 15
Delta Air Lines Inc 763 45
Southwest Airlines Co 955 51
United Airlines Holdings Inc
( e)
194 17
$ 128
Apparel - 0.52%
Carter's Inc 103 11
Columbia Sportswear Co 116 12
Hanesbrands Inc 985 15
NIKE Inc 24,208 2,452
Skechers U.S.A. Inc
( e)
235 10
VF Corp 988 99
$ 2,599
Automobile Manufacturers - 0.03%
Tesla Inc
( e)
319 133
Automobile Parts & Equipment - 0.66%
Allison Transmission Holdings Inc 423 20
Aptiv PLC 34,316 3,259
WABCO Holdings Inc
( e)
153 21
$ 3,300
Banks - 0.01%
CIT Group Inc 81 4
Comerica Inc 67 5
Prosperity Bancshares Inc 48 4
Signature Bank/New York NY 98 13
SVB Financial Group
( e)
20 5
Synovus Financial Corp 102 4
Western Alliance Bancorp 76 4
$ 39
Beverages - 1.39%
Brown-Forman Corp - A Shares 182 12
Brown-Forman Corp - B Shares 86,940 5,877
Coca-Cola Co/The 8,674 480
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Monster Beverage Corp
( e)
1,209 $ 77
PepsiCo Inc 3,881 530
$ 6,976
Biotechnology - 2.29%
Alexion Pharmaceuticals Inc
( e)
9,129 987
Alnylam Pharmaceuticals Inc
( e)
272 31
Amgen Inc 1,696 409
Biogen Inc
( e)
194 58
BioMarin Pharmaceutical Inc
( e)
548 46
Exact Sciences Corp
( e)
427 39
Exelixis Inc
( e)
426 8
Gilead Sciences Inc 561 36
Illumina Inc
( e)
17,652 5,855
Incyte Corp
( e)
545 48
Ionis Pharmaceuticals Inc
( e)
391 24
Moderna Inc
( e)
640 13
Regeneron Pharmaceuticals Inc
( e)
50 19
Sage Therapeutics Inc
( e)
176 13
Seattle Genetics Inc
( e)
352 40
Vertex Pharmaceuticals Inc
( e)
17,645 3,864
$ 11,490
Building Materials - 0.03%
Armstrong World Industries Inc 194 18
Fortune Brands Home & Security Inc 202 13
Lennox International Inc 110 27
Martin Marietta Materials Inc 68 19
Vulcan Materials Co 383 55
$ 132
Chemicals - 1.71%
Air Products & Chemicals Inc 70 16
Axalta Coating Systems Ltd
( e)
313 10
CF Industries Holdings Inc 127 6
Ecolab Inc 573 111
NewMarket Corp 29 14
PPG Industries Inc 401 54
RPM International Inc 119 9
Sherwin-Williams Co/The 14,333 8,363
$ 8,583
Commercial Services - 5.16%
Automatic Data Processing Inc 989 169
Avalara Inc
( e)
179 13
Booz Allen Hamilton Holding Corp 499 35
Bright Horizons Family Solutions Inc
( e)
205 31
Cintas Corp 24,920 6,706
CoreLogic Inc/United States 155 7
CoStar Group Inc
( e)
2,774 1,660
Equifax Inc 337 47
Euronet Worldwide Inc
( e)
190 30
FleetCor Technologies Inc
( e)
280 81
Gartner Inc
( e)
295 45
Global Payments Inc 33,538 6,123
Grand Canyon Education Inc
( e)
53 5
H&R Block Inc 276 6
IHS Markit Ltd
( e)
830 63
MarketAxess Holdings Inc 115 44
Moody's Corp 373 89
Morningstar Inc 78 12
Paylocity Holding Corp
( e)
136 16
PayPal Holdings Inc
( e)
94,571 10,229
Robert Half International Inc 408 26
Rollins Inc 522 17
S&P Global Inc 826 225
Sabre Corp 412 9
Service Corp International/US 288 13
ServiceMaster Global Holdings Inc
( e)
148 6
Square Inc
( e)
1,076 67
TransUnion 627 54
Verisk Analytics Inc 521 78

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
80
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
( e)
152 $ 32
$ 25,938
Computers - 3.85%
Accenture PLC - Class A 2,436 513
Apple Inc 40,681 11,946
Cognizant Technology Solutions Corp 1,528 95
Dell Technologies Inc
( e)
424 22
EPAM Systems Inc
( e)
184 39
Fortinet Inc
( e)
493 53
Genpact Ltd 147,165 6,205
HP Inc 5,783 119
International Business Machines Corp 2,278 305
NCR Corp
( e)
505 18
NetApp Inc 819 51
$ 19,366
Consumer Products - 0.03%
Avery Dennison Corp 264 35
Church & Dwight Co Inc 779 55
Clorox Co/The 328 50
$ 140
Cosmetics & Personal Care - 1.44%
Estee Lauder Cos Inc/The 34,819 7,191
Procter & Gamble Co/The 326 41
$ 7,232
Distribution & Wholesale - 0.04%
Copart Inc
( e)
660 60
Fastenal Co 1,673 62
LKQ Corp
( e)
286 10
Pool Corp 138 29
WW Grainger Inc 145 49
$ 210
Diversified Financial Services - 5.41%
Alliance Data Systems Corp 60 7
American Express Co 1,341 167
Ameriprise Financial Inc 75 13
Cboe Global Markets Inc 112 13
Charles Schwab Corp/The 31,884 1,517
Credit Acceptance Corp
( e)
30 13
Discover Financial Services 367 31
Evercore Inc - Class A 70 5
Intercontinental Exchange Inc 15,610 1,445
Lazard Ltd 173 7
LPL Financial Holdings Inc 271 25
Mastercard Inc 3,072 917
Raymond James Financial Inc 121 11
SEI Investments Co 211 14
Synchrony Financial 613 22
T Rowe Price Group Inc 216 26
TD Ameritrade Holding Corp 18,179 904
Visa Inc 116,079 21,811
Western Union Co/The 499 13
XP Inc
( e)
6,154 237
$ 27,198
Electric - 0.94%
NextEra Energy Inc 12,592 3,049
Sempra Energy 11,029 1,671
$ 4,720
Electrical Components & Equipment - 0.02%
AMETEK Inc 603 60
Emerson Electric Co 138 11
Hubbell Inc 121 18
Universal Display Corp 146 30
$ 119
Electronics - 4.39%
Agilent Technologies Inc 149 13
Allegion PLC 256 32
Amphenol Corp 57,986 6,276
FLIR Systems Inc 117 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Fortive Corp 83,420 $ 6,372
Honeywell International Inc 7,332 1,298
Jabil Inc 257 11
Keysight Technologies Inc
( e)
611 63
Mettler-Toledo International Inc
( e)
80 63
National Instruments Corp 119 5
PerkinElmer Inc 121 12
Roper Technologies Inc 22,096 7,827
Sensata Technologies Holding PLC
( e)
261 14
Trimble Inc
( e)
264 11
Waters Corp
( e)
217 51
Woodward Inc 172 20
$ 22,074
Entertainment - 0.01%
Live Nation Entertainment Inc
( e)
438 31
Six Flags Entertainment Corp 91 4
Vail Resorts Inc 125 30
$ 65
Environmental Control - 0.03%
Republic Services Inc 106 9
Waste Management Inc 1,243 142
$ 151
Food - 0.07%
Campbell Soup Co 346 17
Hershey Co/The 405 60
Kellogg Co 322 22
Lamb Weston Holdings Inc 138 12
McCormick & Co Inc/MD 249 42
Pilgrim's Pride Corp
( e)
154 5
Post Holdings Inc
( e)
112 12
Sprouts Farmers Market Inc
( e)
357 7
Sysco Corp 1,972 169
TreeHouse Foods Inc
( e)
82 4
$ 350
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 207 20
Healthcare - Products - 8.06%
Abbott Laboratories 1,697 147
Align Technology Inc
( e)
249 69
Avantor Inc
( e)
78,469 1,424
Baxter International Inc 515 43
Bio-Techne Corp 124 27
Boston Scientific Corp
( e)
3,157 143
Bruker Corp 375 19
Cantel Medical Corp 112 8
Cooper Cos Inc/The 37 12
Danaher Corp 39,189 6,015
Edwards Lifesciences Corp
( e)
24,147 5,634
Henry Schein Inc
( e)
143 9
Hill-Rom Holdings Inc 146 16
Hologic Inc
( e)
746 39
ICU Medical Inc
( e)
33 6
IDEXX Laboratories Inc
( e)
273 71
Intuitive Surgical Inc
( e)
20,947 12,383
Masimo Corp
( e)
163 26
Penumbra Inc
( e)
104 17
ResMed Inc 457 71
STERIS PLC 51 8
Stryker Corp 24,452 5,134
Teleflex Inc 151 57
Thermo Fisher Scientific Inc 27,943 9,077
Varian Medical Systems Inc
( e)
308 44
West Pharmaceutical Services Inc 197 30
$ 40,529
Healthcare - Services - 2.41%
Anthem Inc 448 135
Centene Corp
( e)
25,778 1,621
Charles River Laboratories International Inc
( e)
177 27

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
81
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Chemed Corp 58 $ 25
Encompass Health Corp 210 15
HCA Healthcare Inc 28,050 4,146
Humana Inc 3,812 1,397
IQVIA Holdings Inc
( e)
260 40
Laboratory Corp of America Holdings
( e)
52 9
Molina Healthcare Inc
( e)
184 25
UnitedHealth Group Inc 15,798 4,645
WellCare Health Plans Inc
( e)
153 50
$ 12,135
Home Builders - 0.01%
Lennar Corp - A Shares 423 23
Lennar Corp - B Shares 129 6
NVR Inc
( e)
11 42
$ 71
Home Furnishings - 0.00%
Dolby Laboratories Inc 109 8
Tempur Sealy International Inc
( e)
178 15
$ 23
Housewares - 0.01%
Scotts Miracle-Gro Co/The 143 15
Toro Co/The 379 30
$ 45
Insurance - 0.10%
Alleghany Corp
( e)
5 4
Aon PLC 531 111
Arch Capital Group Ltd
( e)
244 10
Arthur J Gallagher & Co 138 13
Athene Holding Ltd
( e)
234 11
Axis Capital Holdings Ltd 65 4
Brown & Brown Inc 97 4
Erie Indemnity Co 63 10
Everest Re Group Ltd 47 13
Kemper Corp 70 5
Markel Corp
( e)
3 3
Marsh & McLennan Cos Inc 1,557 173
Primerica Inc 96 13
Progressive Corp/The 895 65
RenaissanceRe Holdings Ltd 62 12
Travelers Cos Inc/The 311 43
Voya Financial Inc 74 5
$ 499
Internet - 20.75%
Alibaba Group Holding Ltd ADR
(e)
51,770 10,980
Alphabet Inc - A Shares
( e)
10,037 13,443
Alphabet Inc - C Shares
( e)
10,737 14,356
Amazon.com Inc
( e)
15,464 28,576
Anaplan Inc
( e)
293 15
Booking Holdings Inc
( e)
4,198 8,621
CDW Corp/DE 485 69
eBay Inc 2,558 92
Expedia Group Inc 394 43
F5 Networks Inc
( e)
205 29
Facebook Inc
( e)
61,257 12,573
FireEye Inc
( e)
715 12
GoDaddy Inc
( e)
591 40
IAC/ InterActiveCorp
( e)
8,418 2,097
Match Group Inc
( d),(e)
219 18
Netflix Inc
( e)
10,290 3,330
Okta Inc
( e)
4,781 551
Palo Alto Networks Inc
( e)
302 70
Proofpoint Inc
( e)
196 23
RingCentral Inc
( e)
237 40
Spotify Technology SA
( e)
16,601 2,483
Tencent Holdings Ltd ADR 112,363 5,395
Tencent Music Entertainment Group ADR
(e)
76,275 895
TripAdvisor Inc 397 12
Twitter Inc
( e)
2,380 76
Uber Technologies Inc
( e)
13,831 411
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
VeriSign Inc
( e)
249 $ 48
$ 104,298
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
( e)
212 12
Planet Fitness Inc
( e)
303 23
Polaris Inc 188 19
$ 54
Lodging - 0.63%
Choice Hotels International Inc
( d)
103 11
Hilton Worldwide Holdings Inc 18,141 2,011
Las Vegas Sands Corp 5,396 373
Marriott International Inc/MD 907 137
MGM Resorts International 258 9
Wyndham Hotels & Resorts Inc 161 10
Wynn Resorts Ltd 4,407 612
$ 3,163
Machinery - Construction & Mining - 0.75%
BWX Technologies Inc 60,279 3,742
Caterpillar Inc 96 14
$ 3,756
Machinery - Diversified - 0.04%
Deere & Co 78 14
Dover Corp 235 27
Graco Inc 590 31
IDEX Corp 142 24
Nordson Corp 184 30
Rockwell Automation Inc 374 76
$ 202
Media - 0.15%
Altice USA Inc
( e)
1,026 28
AMC Networks Inc
( e)
214 8
Cable One Inc 15 22
Charter Communications Inc
( e)
213 103
Comcast Corp - Class A 10,204 459
Fox Corp - A Shares 221 8
Fox Corp - B Shares 176 6
New York Times Co/The 179 6
Nexstar Media Group Inc 132 16
Sinclair Broadcast Group Inc 286 10
Sirius XM Holdings Inc 4,770 34
ViacomCBS Inc 971 41
$ 741
Mining - 0.00%
Southern Copper Corp 278 12
Miscellaneous Manufacturers - 0.12%
3M Co 973 172
AO Smith Corp 149 7
AptarGroup Inc 108 12
Carlisle Cos Inc 177 29
Donaldson Co Inc 438 25
Hexcel Corp 295 22
Illinois Tool Works Inc 1,146 206
Ingersoll-Rand PLC 897 119
$ 592
Office & Business Equipment - 0.01%
Zebra Technologies Corp
( e)
183 47
Oil & Gas - 0.28%
Cabot Oil & Gas Corp 905 16
Concho Resources Inc 15,448 1,353
Parsley Energy Inc 637 12
Pioneer Natural Resources Co 233 35
$ 1,416
Packaging & Containers - 0.02%
Ball Corp 1,047 68
Berry Global Group Inc
( e)
232 11
Crown Holdings Inc
( e)
266 19
$ 98

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
82
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 5.70%
AbbVie Inc 4,549 $ 403
Agios Pharmaceuticals Inc
( e)
21 1
AmerisourceBergen Corp 519 44
Becton Dickinson and Co 15,264 4,151
Bristol-Myers Squibb Co 5,292 340
Cigna Corp 23,302 4,765
DexCom Inc
( e)
33,913 7,418
Eli Lilly & Co 1,957 257
Herbalife Nutrition Ltd
( e)
116 5
Horizon Therapeutics Plc
( e)
155 6
Jazz Pharmaceuticals PLC
( e)
182 27
Johnson & Johnson 1,686 246
McKesson Corp 94 13
Merck & Co Inc 8,214 747
Neurocrine Biosciences Inc
( e)
276 30
PRA Health Sciences Inc
( e)
227 25
Sarepta Therapeutics Inc
( e)
215 28
Zoetis Inc 76,667 10,147
$ 28,653
Pipelines - 0.01%
Cheniere Energy Inc
( e)
425 26
Equitrans Midstream Corp 204 3
ONEOK Inc 401 30
$ 59
Real Estate - 0.01%
CBRE Group Inc
( e)
399 25
Jones Lang LaSalle Inc 30 5
$ 30
REITs - 1.96%
American Homes 4 Rent 452 12
American Tower Corp 1,567 360
Americold Realty Trust 625 22
CoreSite Realty Corp 108 12
Crown Castle International Corp 1,605 228
Equinix Inc 190 111
Equity LifeStyle Properties Inc 553 39
Extra Space Storage Inc 321 34
Lamar Advertising Co 273 24
Public Storage 255 54
SBA Communications Corp 36,680 8,840
Simon Property Group Inc 619 92
Sun Communities Inc 80 12
UDR Inc 79 4
$ 9,844
Retail - 4.52%
Advance Auto Parts Inc 76 12
AutoZone Inc
( e)
78 93
Best Buy Co Inc 198 17
Burlington Stores Inc
( e)
218 50
CarMax Inc
( e)
275 24
Carvana Co
( e)
6,870 632
Casey's General Stores Inc 47 8
Chipotle Mexican Grill Inc
( e)
82 69
Costco Wholesale Corp 17,770 5,223
Darden Restaurants Inc 414 45
Dollar General Corp 21,722 3,388
Dollar Tree Inc
( e)
426 40
Domino's Pizza Inc 138 41
Dunkin' Brands Group Inc 293 22
Home Depot Inc/The 1,971 430
Lowe's Cos Inc 2,483 297
Lululemon Athletica Inc
( e)
6,319 1,464
McDonald's Corp 422 83
O'Reilly Automotive Inc
( e)
250 110
Restaurant Brands International Inc 16,965 1,082
Ross Stores Inc 23,937 2,787
Starbucks Corp 3,786 333
Target Corp 159 20
TJX Cos Inc/The 101,440 6,194
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tractor Supply Co 403 $ 38
Ulta Beauty Inc
( e)
182 46
Wendy's Co/The 752 17
Williams-Sonoma Inc 108 8
Yum China Holdings Inc 984 47
Yum! Brands Inc 925 93
$ 22,713
Semiconductors - 2.79%
Advanced Micro Devices Inc
( e)
39,396 1,807
Analog Devices Inc 112 13
Applied Materials Inc 1,138 70
ASML Holding NV - NY Reg Shares 10,584 3,132
Broadcom Inc 879 278
Entegris Inc 484 24
KLA Corp 516 92
Lam Research Corp 808 236
Marvell Technology Group Ltd 73,665 1,957
Maxim Integrated Products Inc 388 24
Microchip Technology Inc 232 24
NVIDIA Corp 1,327 312
NXP Semiconductors NV 42,484 5,407
QUALCOMM Inc 2,767 244
Skyworks Solutions Inc 77 9
Teradyne Inc 599 41
Texas Instruments Inc 2,133 274
Xilinx Inc 820 80
$ 14,024
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 111 28
Software - 17.50%
Activision Blizzard Inc 106 6
Adobe Inc
( e)
14,734 4,859
Akamai Technologies Inc
( e)
515 45
Alteryx Inc
( d),(e)
170 17
ANSYS Inc
( e)
279 72
Aspen Technology Inc
( e)
250 30
Atlassian Corp PLC
( e)
2,529 304
Autodesk Inc
( e)
43,806 8,037
Black Knight Inc
( e)
519 34
Broadridge Financial Solutions Inc 395 49
Cadence Design Systems Inc
( e)
937 65
CDK Global Inc 465 25
Ceridian HCM Holding Inc
( e)
261 18
Cerner Corp 1,036 76
Citrix Systems Inc 395 44
Coupa Software Inc
( e)
205 30
DocuSign Inc
( e)
503 37
Dropbox Inc - A Shares
( e)
856 15
Electronic Arts Inc
( e)
65,512 7,043
Fair Isaac Corp
( e)
102 38
Fidelity National Information Services Inc 11,397 1,585
Fiserv Inc
( e)
1,283 148
Guidewire Software Inc
( e)
273 30
Intuit Inc 44,339 11,613
Jack Henry & Associates Inc 242 35
Manhattan Associates Inc
( e)
273 22
Microsoft Corp 197,825 31,199
MSCI Inc 254 66
Oracle Corp 8,443 447
Paychex Inc 1,050 89
Paycom Software Inc
( e)
2,362 626
Pegasystems Inc 158 13
PTC Inc
( e)
351 26
RealPage Inc
( e)
304 16
salesforce.com Inc
( e)
63,544 10,336
ServiceNow Inc
( e)
9,157 2,585
Slack Technologies Inc
( d),(e)
28,717 646
SolarWinds Corp
( e)
312 6
Splunk Inc
( e)
19,967 2,990

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
83
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SS&C Technologies Holdings Inc 693 $ 43
Stripe Inc - Class B
( e),(f),(g)
5,754 90
Synopsys Inc
( e)
497 69
Take-Two Interactive Software Inc
( e)
190 23
Teradata Corp
( e)
483 13
Tyler Technologies Inc
( e)
133 40
Veeva Systems Inc
( e)
413 58
VMware Inc
( e)
16,025 2,432
Workday Inc
( e)
10,831 1,781
Zoom Video Communications Inc
( e)
1,200 82
Zynga Inc
( e)
1,173 7
$ 87,960
Telecommunications - 0.18%
Arista Networks Inc
( e)
197 40
Cisco Systems Inc 15,519 744
Motorola Solutions Inc 402 65
Switch Inc 536 8
T-Mobile US Inc
( e)
544 43
$ 900
Toys, Games & Hobbies - 0.01%
Hasbro Inc 419 44
Transportation - 0.60%
CSX Corp 1,187 86
Expeditors International of Washington Inc 428 33
JB Hunt Transport Services Inc 9,709 1,133
Landstar System Inc 138 16
Norfolk Southern Corp 6,064 1,178
Old Dominion Freight Line Inc 104 20
Union Pacific Corp 1,611 291
United Parcel Service Inc 2,333 273
$ 3,030
TOTAL COMMON STOCKS $ 491,634
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Internet - 0.13%
Airbnb Inc - Series D 0.00%
( e),(f),(g),(h)
3,936 $ 491
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
1,119 140
$ 631
TOTAL CONVERTIBLE PREFERRED STOCKS $ 631
PREFERRED STOCKS - 0.23% Shares Held Value (000's)
Automobile Manufacturers - 0.13%
Rivian Automotive Series D 0.00%
( e),(f),(g)
61,168 657
Software - 0.08%
Magic Leap Inc - Series C 0.00%
( e),(f),(g),(h)
5,653 130
Magic Leap Inc - Series D 0.00%
( e),(f),(g),(h)
1,903 47
UIPATH Inc Ser D-1 0.00%
( e),(f),(g)
4,548 179
UIPATH Inc Ser D-2 0.00%
( e),(f),(g)
764 30
$ 386
Telecommunications - 0.02%
Aurora Innovation 0.00%
( e),(f),(g)
12,920 119
TOTAL PREFERRED STOCKS $ 1,162
Total Investments $ 499,985
Other Assets and Liabilities -  0.53% 2,668
TOTAL NET ASSETS - 100.00% $ 502,653
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,023 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,883 or 0.37%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.75%
Technology 24.23%
Communications 21.24%
Industrial 8.92%
Financial 7.49%
Consumer, Cyclical 6.60%
Basic Materials 1.71%
Money Market Funds 1.21%
Utilities 0.94%
Energy 0.29%
Domestic Equity Funds 0.09%
Other Assets and Liabilities
0.53%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
December 31, 2019
See accompanying notes.
84
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 6,022 $ 119,927 $ 120,866 $ 5,083
Principal Millennials Index ETF 150 — — 199
Principal Price Setters Index ETF 50 — — 66
Principal Sustainable Momentum Index ETF 18 — — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 132 — — 166
$ 6,372 $ 119,927 $ 120,86 6 $ 5,535
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 146 $ — $ — $ —
Principal Millennials Index ETF 2 — — 49
Principal Price Setters Index ETF 1 — — 16
Principal Sustainable Momentum Index ETF — — — 3
Principal U.S. Mega-Cap Multi-Factor Index ETF 3 — — 3 4
$ 152 $ — $ — $ 10 2
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 16 0 $ 491 0.10%
Airbnb Inc - Series E 0.00% 07/14/2015 104 140 0.03%
Aurora Innovation   0.00% 03/01/2019 119 119 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 130 0.03%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 47 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 657 657 0.13%
Stripe Inc - Class B 12/17/2019 90 90 0.02%
UIPATH Inc Ser D-1   0.00% 04/26/2019 179 179 0.04%
UIPATH Inc Ser D-2   0.00% 04/26/2019 30 30 0.01%
Total $ 1,883 0.38%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; March 2020 Long 20 $ 3,231 $ 11
Total $ 11
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2019
See accompanying notes.
85
INVESTMENT COMPANIES - 0.34% Shares Held Value (000's)
Money Market Funds - 0.34%
BlackRock Liquidity FedFund 1.53%
(a),(b)
1,849,930 $ 1,850
Principal Government Money Market Fund
1.41%
(a),(c)
252,537 252
$ 2,102
TOTAL INVESTMENT COMPANIES $ 2,102
COMMON STOCKS - 99.62% Shares Held Value (000's)
Aerospace & Defense - 4.36%
HEICO Corp - Class A 21,212 1,899
TransDigm Group Inc 44,013 24,647
$ 26,546
Banks - 2.28%
First Republic Bank/CA 92,101 10,817
M&T Bank Corp 18,149 3,081
$ 13,898
Beverages - 0.59%
Brown-Forman Corp - B Shares 53,216 3,597
Building Materials - 4.46%
Martin Marietta Materials Inc 35,239 9,854
Summit Materials Inc
( d)
133,588 3,193
Vulcan Materials Co 97,933 14,101
$ 27,148
Chemicals - 0.69%
Air Products & Chemicals Inc 17,775 4,177
Commercial Services - 9.99%
AMERCO 10,373 3,898
Everarc Holdings Ltd
( d)
97,671 1,319
Everarc Holdings Ltd - Warrants
( d)
97,671 147
Gartner Inc
( d)
87,776 13,526
IHS Markit Ltd
( d)
150,087 11,309
Moody's Corp 24,177 5,740
S&P Global Inc 10,968 2,995
Square Inc
( d)
23,761 1,486
TransUnion 127,205 10,890
Verisk Analytics Inc 63,372 9,464
$ 60,774
Distribution & Wholesale - 3.60%
Copart Inc
( d)
158,657 14,428
Fastenal Co 202,082 7,467
$ 21,895
Diversified Financial Services - 1.01%
Credit Acceptance Corp
( d)
13,870 6,135
Electric - 2.02%
Brookfield Infrastructure Partners LP 181,906 9,094
Brookfield Renewable Partners LP 69,191 3,226
$ 12,320
Electronics - 2.98%
Mettler-Toledo International Inc
( d)
10,456 8,295
Roper Technologies Inc 27,743 9,827
$ 18,122
Entertainment - 2.91%
Liberty Media Corp-Liberty Braves - A Shares
( d)
5,176 153
Liberty Media Corp-Liberty Braves - C Shares
( d)
20,023 591
Live Nation Entertainment Inc
( d)
99,896 7,140
Vail Resorts Inc 40,898 9,809
$ 17,693
Hand & Machine Tools - 1.01%
Colfax Corp
( d)
168,602 6,134
Healthcare - Products - 0.95%
IDEXX Laboratories Inc
( d)
22,023 5,751
Home Builders - 1.58%
Lennar Corp - A Shares 96,158 5,365
Lennar Corp - B Shares 1,475 66
NVR Inc
( d)
1,099 4,185
$ 9,616
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9.56%
Aon PLC 23,897 $ 4,978
Arch Capital Group Ltd
( d)
244,826 10,501
Brown & Brown Inc 218,062 8,609
Fidelity National Financial Inc 260,977 11,835
Markel Corp
( d)
15,122 17,287
Progressive Corp/The 68,614 4,967
$ 58,177
Internet - 4.21%
Shopify Inc
( d)
5,560 2,211
VeriSign Inc
( d)
55,462 10,686
Wayfair Inc
( d)
52,640 4,757
Wix.com Ltd
( d)
65,293 7,991
$ 25,645
Investment Companies - 0.11%
Brookfield Business Partners LP 15,995 660
Lodging - 3.61%
Hilton Worldwide Holdings Inc 148,697 16,492
Hyatt Hotels Corp 61,316 5,501
$ 21,993
Machinery - Diversified - 0.12%
Cognex Corp 13,326 747
Media - 5.09%
Liberty Broadband Corp - A Shares
( d)
23,522 2,930
Liberty Broadband Corp - C Shares
( d)
66,746 8,393
Liberty Global PLC - A Shares
( d)
15,943 363
Liberty Global PLC - C Shares
( d)
193,348 4,214
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
18,376 805
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
160,234 7,365
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
35,379 1,710
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
108,276 5,212
$ 30,992
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
( d)
22,168 653
Private Equity - 7.62%
Brookfield Asset Management Inc 437,784 25,304
Kennedy-Wilson Holdings Inc 188,425 4,202
KKR & Co Inc 360,325 10,510
Onex Corp 101,304 6,389
$ 46,405
Real Estate - 3.91%
Brookfield Property Partners LP
( e)
94,961 1,736
CBRE Group Inc
( d)
240,351 14,731
Howard Hughes Corp/ The
( d)
57,825 7,332
$ 23,799
REITs - 3.56%
Equinix Inc 7,010 4,092
SBA Communications Corp 67,746 16,326
Vornado Realty Trust 18,747 1,247
$ 21,665
Retail - 10.45%
CarMax Inc
( d)
190,021 16,659
Dollar General Corp 33,502 5,226
Domino's Pizza Inc 33,910 9,962
O'Reilly Automotive Inc
( d)
37,384 16,384
Restaurant Brands International Inc 223,020 14,222
Ross Stores Inc 10,148 1,181
$ 63,634
Semiconductors - 1.57%
Microchip Technology Inc 91,243 9,555
Software - 9.51%
ANSYS Inc
( d)
44,713 11,510
Autodesk Inc
( d)
66,129 12,132
Black Knight Inc
( d)
226,664 14,615
Guidewire Software Inc
( d)
52,181 5,728

Schedule of Investments
MidCap Account
December 31, 2019
See accompanying notes.
86
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 20,477 $ 5,287
RealPage Inc
( d)
112,267 6,034
Slack Technologies Inc
( d),(e)
115,795 2,603
$ 57,909
Telecommunications - 1.76%
GCI Liberty Inc
( d)
82,141 5,820
Motorola Solutions Inc 30,183 4,863
$ 10,683
TOTAL COMMON STOCKS $ 606,323
Total Investments $ 608,425
Other Assets and Liabilities -  0.04% 237
TOTAL NET ASSETS - 100.00% $ 608,662
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,850 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.05%
Consumer, Cyclical 22.15%
Industrial 12.93%
Consumer, Non-cyclical 11.64%
Technology 11.08%
Communications 11.06%
Utilities 2.02%
Basic Materials 0.69%
Money Market Funds 0.34%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 4,942 $ 85,882 $ 90,572 $ 252
$ 4,942 $ 85,882 $ 90,572 $ 252
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 15 $ — $ — $ —
$ 15 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2019
See accompanying notes.
87
INVESTMENT COMPANIES - 1.88% Shares Held Value (000's)
Money Market Funds - 1.88%
Principal Government Money Market Fund
1.41%
(a),(b)
2,945,391 $ 2,945
TOTAL INVESTMENT COMPANIES $ 2,945
COMMON STOCKS - 98.46% Shares Held Value (000's)
Aerospace & Defense - 2.39%
Boeing Co/The 2,296 748
Northrop Grumman Corp 5,778 1,988
Teledyne Technologies Inc
( c)
2,915 1,010
$ 3,746
Airlines - 1.10%
Delta Air Lines Inc 29,383 1,718
Apparel - 1.58%
Deckers Outdoor Corp
( c)
9,935 1,678
NIKE Inc 7,932 803
$ 2,481
Automobile Manufacturers - 0.80%
PACCAR Inc 15,860 1,255
Banks - 7.00%
JPMorgan Chase & Co 45,290 6,314
PNC Financial Services Group Inc/The 16,125 2,574
US Bancorp 35,156 2,084
$ 10,972
Beverages - 1.98%
Keurig Dr Pepper Inc 13,695 397
PepsiCo Inc 19,861 2,714
$ 3,111
Chemicals - 2.06%
DuPont de Nemours Inc 11,526 740
FMC Corp 18,729 1,869
HB Fuller Co 12,078 623
$ 3,232
Commercial Services - 1.93%
Aaron's Inc 35,669 2,037
PayPal Holdings Inc
( c)
9,141 989
$ 3,026
Computers - 4.75%
Apple Inc 25,338 7,440
Consumer Products - 0.96%
Church & Dwight Co Inc 21,377 1,504
Distribution & Wholesale - 0.83%
IAA Inc
( c)
27,671 1,302
Diversified Financial Services - 4.49%
Ameriprise Financial Inc 5,650 941
Charles Schwab Corp/The 24,532 1,167
Discover Financial Services 35,282 2,993
Visa Inc 10,347 1,944
$ 7,045
Electric - 3.30%
NextEra Energy Inc 11,024 2,669
Xcel Energy Inc 39,512 2,509
$ 5,178
Electronics - 1.28%
Honeywell International Inc 11,287 1,998
Environmental Control - 0.11%
Waste Connections Inc 1,940 176
Food - 1.58%
McCormick & Co Inc/MD 6,055 1,028
Tyson Foods Inc 15,893 1,447
$ 2,475
Hand & Machine Tools - 0.31%
Snap-on Inc 2,855 484
Healthcare - Products - 5.21%
Abbott Laboratories 14,207 1,234
Edwards Lifesciences Corp
( c)
4,155 969
Medtronic PLC 21,982 2,494
Thermo Fisher Scientific Inc 6,647 2,159
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Varian Medical Systems Inc
( c)
9,181 $ 1,304
$ 8,160
Healthcare - Services - 2.16%
UnitedHealth Group Inc 5,950 1,749
Universal Health Services Inc 11,415 1,638
$ 3,387
Home Builders - 0.58%
Thor Industries Inc 12,312 915
Insurance - 3.57%
Chubb Ltd 9,027 1,405
Fidelity National Financial Inc 48,526 2,201
Marsh & McLennan Cos Inc 17,795 1,982
$ 5,588
Internet - 7.27%
Alibaba Group Holding Ltd ADR
(c)
1,631 346
Alphabet Inc - A Shares
( c)
3,210 4,299
Amazon.com Inc
( c)
2,130 3,936
Booking Holdings Inc
( c)
191 392
Facebook Inc
( c)
11,788 2,420
$ 11,393
Lodging - 0.75%
Marriott International Inc/MD 7,733 1,171
Machinery - Diversified - 0.92%
Deere & Co 8,277 1,434
Media - 2.99%
Comcast Corp - Class A 43,674 1,964
Nexstar Media Group Inc 7,506 880
Walt Disney Co/The 12,730 1,841
$ 4,685
Miscellaneous Manufacturers - 0.40%
3M Co 3,596 634
Oil & Gas - 4.24%
Chevron Corp 20,251 2,440
EOG Resources Inc 1,575 132
Royal Dutch Shell PLC - B shares ADR 38,311 2,298
Valero Energy Corp 18,989 1,778
$ 6,648
Pharmaceuticals - 6.96%
Becton Dickinson and Co 7,100 1,931
Bristol-Myers Squibb Co 29,464 1,891
Johnson & Johnson 12,082 1,762
Merck & Co Inc 35,497 3,229
Pfizer Inc 53,398 2,092
$ 10,905
REITs - 3.53%
Alexandria Real Estate Equities Inc 22,540 3,642
American Tower Corp 3,148 724
Extra Space Storage Inc 11,080 1,170
$ 5,536
Retail - 3.46%
Costco Wholesale Corp 7,006 2,059
Home Depot Inc/The 8,209 1,793
Lululemon Athletica Inc
( c)
4,092 948
Starbucks Corp 7,173 631
$ 5,431
Semiconductors - 4.42%
Broadcom Inc 4,995 1,579
Lam Research Corp 3,792 1,109
Microchip Technology Inc 11,539 1,208
NVIDIA Corp 2,113 497
ON Semiconductor Corp
( c)
34,310 837
Taiwan Semiconductor Manufacturing Co Ltd
ADR
29,266 1,700
$ 6,930

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2019
See accompanying notes.
88
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 9.01%
Adobe Inc
( c)
5,577 $ 1,839
Fair Isaac Corp
( c)
3,784 1,418
Fidelity National Information Services Inc 16,132 2,244
Microsoft Corp 48,598 7,664
ServiceNow Inc
( c)
3,418 965
$ 14,130
Telecommunications - 3.94%
Arista Networks Inc
( c)
2,580 525
Cisco Systems Inc 34,979 1,677
T-Mobile US Inc
( c)
18,426 1,445
Verizon Communications Inc 41,257 2,533
$ 6,180
Toys, Games & Hobbies - 1.39%
Hasbro Inc 20,626 2,178
Transportation - 1.21%
Expeditors International of Washington Inc 13,013 1,015
Union Pacific Corp 4,909 888
$ 1,903
TOTAL COMMON STOCKS $ 154,351
Total Investments $ 157,296
Other Assets and Liabilities -  (0.34)% (533)
TOTAL NET ASSETS - 100.00% $ 156,763
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 20.78%
Financial 18.59%
Technology 18.18%
Communications 14.20%
Consumer, Cyclical 10.49%
Industrial 6.62%
Energy 4.24%
Utilities 3.30%
Basic Materials 2.06%
Money Market Funds 1.88%
Other Assets and Liabilities
(0.34)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 2,989 $ 27,319 $ 27,363 $ 2,945
$ 2,989 $ 27,319 $ 27,363 $ 2,945
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 61 $ — $ — $ —
$ 61 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
December 31, 2019
See accompanying notes.
89
INVESTMENT COMPANIES - 0.70% Shares Held Value (000's)
Money Market Funds - 0.70%
Principal Government Money Market Fund
1.41%
(a),(b)
1,130,553 $ 1,13 0
TOTAL INVESTMENT COMPANIES $ 1,13 0
COMMON STOCKS - 98.92% Shares Held Value (000's)
Lodging - 1.17%
Hilton Worldwide Holdings Inc 17,109 1,897
REITs - 95.12%
Alexandria Real Estate Equities Inc 41,728 6,742
American Homes 4 Rent 177,315 4,647
American Tower Corp 6,651 1,529
Americold Realty Trust 58,357 2,046
Apartment Investment & Management Co 78,908 4,076
AvalonBay Communities Inc 42,495 8,911
Boston Properties Inc 33,747 4,652
Brandywine Realty Trust 44,839 706
Cousins Properties Inc 89,067 3,670
Crown Castle International Corp 6,771 962
CubeSmart 72,374 2,278
Duke Realty Corp 70,540 2,446
EPR Properties 39,987 2,825
Equinix Inc 18,509 10,804
Equity LifeStyle Properties Inc 40,600 2,858
Equity Residential 20,657 1,672
Essential Properties Realty Trust Inc 60,413 1,499
Essex Property Trust Inc 22,849 6,874
Extra Space Storage Inc 34,830 3,679
First Industrial Realty Trust Inc 30,552 1,268
Healthcare Realty Trust Inc 57,150 1,907
Healthcare Trust of America Inc 179,956 5,449
Healthpeak Properties Inc 90,467 3,118
Host Hotels & Resorts Inc 146,850 2,724
Invitation Homes Inc 282,202 8,458
Kilroy Realty Corp 43,031 3,610
Park Hotels & Resorts Inc 54,240 1,403
Prologis Inc 141,062 12,574
Public Storage 10,682 2,275
Regency Centers Corp 71,491 4,510
Sabra Health Care REIT Inc 86,880 1,854
Saul Centers Inc 13,384 706
Simon Property Group Inc 32,465 4,836
STORE Capital Corp 130,800 4,871
Sun Communities Inc 33,510 5,030
Sunstone Hotel Investors Inc 101,331 1,411
Taubman Centers Inc 24,460 760
Terreno Realty Corp 54,610 2,957
VICI Properties Inc 93,774 2,396
Welltower Inc 98,545 8,059
Weyerhaeuser Co 32,570 984
$ 154,036
Software - 2.63%
InterXion Holding NV
( c)
50,801 4,258
TOTAL COMMON STOCKS $ 160,191
Total Investments $ 161,32 1
Other Assets and Liabilities -  0.38% 60 9
TOTAL NET ASSETS - 100.00% $ 161,930
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 95.12%
Technology 2.63%
Consumer, Cyclical 1.17%
Money Market Funds 0.70%
Other Assets and Liabilities
0.38%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 911 $ 24,54 8 $ 24,329 $ 1,13 0
$ 911 $ 24,54 8 $ 24,329 $ 1,13 0
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 18 $ — $ — $ —
$ 18 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2019
See accompanying notes.
90
INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Money Market Funds - 0.39%
Principal Government Money Market Fund
1.41%
(a),(b)
2,721,275 $ 2,721
Principal Exchange-Traded Funds - 20.25%
Principal Active Global Dividend Income ETF
( a)
1,219,500 36,652
Principal Active Income ETF
( a)
235,100 9,639
Principal Investment Grade Corporate Active
ETF
( a)
205,200 5,329
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 72,121
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 17,732
$ 141,473
Principal Funds, Inc. Class R-6 - 50.27%
Blue Chip Fund
( a)
2,392,691 64,076
Core Fixed Income Fund
( a)
8,626,058 84,277
Diversified International Fund
( a)
6,395,534 82,310
Diversified Real Asset Fund
( a)
1,891,076 22,012
Edge MidCap Fund
( a)
1,891,272 29,239
Global Real Estate Securities Fund
( a)
1,944,690 20,186
High Yield Fund
( a)
1,418,242 10,183
International Small Company Fund
( a)
895,962 10,223
Origin Emerging Markets Fund
( a)
899,462 10,362
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,774,868 18,459
$ 351,327
Principal Funds, Inc. Institutional Class - 9.06%
Inflation Protection Fund
( a)
1,172,855 10,145
Short-Term Income Fund
( a)
4,324,868 53,153
$ 63,298
Principal Variable Contracts Funds, Inc.  Class 1 - 19.94%
Equity Income Account
( a)
3,289,560 92,733
Government & High Quality Bond Account
( a)
4,754,341 46,640
$ 139,373
TOTAL INVESTMENT COMPANIES $ 698,192
Total Investments $ 698,192
Other Assets and Liabilities -  0.09% 638
TOTAL NET ASSETS - 100.00% $ 698,830
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 45.81%
Domestic Equity Funds 39.48%
International Equity Funds 11.08%
Specialty Funds 3.15%
Money Market Funds 0.39%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2019
See accompanying notes.
91
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 54,795 $ 8,957 $ 16,592 $ 64,076
Core Fixed Income Fund — 89,332 7,198 84,277
Diversified International Fund Class R-6 — 84,482 9,99 2 82,310
Diversified International Fund Institutional Class 71,127 936 78,482 —
Diversified Real Asset Fund 22,409 736 3,795 22,012
Edge MidCap Fund 24,457 3,028 5,093 29,239
Equity Income Account 80,186 7,973 13,65 2 92,733
Global Multi-Strategy Fund 26,336 14 27,843 —
Global Real Estate Securities Fund 20,436 2,203 5,883 20,186
Government & High Quality Bond Account 40,125 12,055 6,808 46,640
High Yield Fund 10,242 841 1,616 10,183
Income Account 79,967 262 83,449 —
Inflation Protection Fund 11,152 299 1,963 10,145
International Emerging Markets Fund 8,258 6 9,276 —
International Small Company Fund 7,392 1,823 795 10,223
Origin Emerging Markets Fund — 10,355 597 10,362
Principal Active Global Dividend Income ETF 30,012 — 489 36,652
Principal Active Income ETF 8,651 28 1 — 9,639
Principal Government Money Market Fund 1.41% 2,067 16,957 16,303 2,721
Principal Investment Grade Corporate Active ETF 10,579 — 5,921 5,329
Principal U.S. Mega-Cap Multi-Factor Index ETF 66,603 — 10,486 72,121
Principal U.S. Small-Cap Multi-Factor Index ETF 14,004 1,23 3 — 17,732
Real Estate Debt Income Fund 7,387 161 7,89 3 —
Short-Term Income Fund 50,441 10,045 8,477 53,153
Spectrum Preferred and Capital Securities Income Fund 17,967 1,577 2,958 18,459
$ 664,593 $ 253,55 6 $ 325,56 1 $ 698,192
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 496 $ 1,188 $ 2,391 $ 15,728
Core Fixed Income Fund 1,525 75 — 2,068
Diversified International Fund Class R-6 1,8 60 12 7 — 7,693
Diversified International Fund Institutional Class — (19) — 6,438
Diversified Real Asset Fund 520 98 — 2,564
Edge MidCap Fund 297 183 861 6,664
Equity Income Account 2,00 8 1,63 2 1,993 16,594
Global Multi-Strategy Fund — 1,490 — 3
Global Real Estate Securities Fund 692 319 587 3,111
Government & High Quality Bond Account 1,226 (122) — 1,390
High Yield Fund 630 10 — 706
Income Account — 7,339 — (4,119)
Inflation Protection Fund 191 (22) — 679
International Emerging Markets Fund — 1,749 — (737)
International Small Company Fund 290 23 — 1,780
Origin Emerging Markets Fund 183 5 — 599
Principal Active Global Dividend Income ETF 1,019 (36) — 7,165
Principal Active Income ETF 454 — — 707
Principal Government Money Market Fund 1.41% 50 — — —
Principal Investment Grade Corporate Active ETF 417 152 45 519
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,586 718 — 15,286
Principal U.S. Small-Cap Multi-Factor Index ETF 235 — — 2,495
Real Estate Debt Income Fund 16 0 15 4 — 191
Short-Term Income Fund 1,242 (30) — 1,174
Spectrum Preferred and Capital Securities Income Fund 939 (74) — 1,947
$ 16,0 2 0 $ 14,9 5 9 $ 5,877 $ 90,645
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2019
See accompanying notes.
92
INVESTMENT COMPANIES - 99.95% Shares Held Value (000's)
Money Market Funds - 0.31%
Principal Government Money Market Fund
1.41%
(a),(b)
579,799 $ 580
Principal Exchange-Traded Funds - 13.98%
Principal Active Global Dividend Income ETF
( a)
133,000 3,997
Principal Active Income ETF
( a)
126,800 5,199
Principal Investment Grade Corporate Active
ETF
( a)
73,400 1,906
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 12,420
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 2,969
$ 26,491
Principal Funds, Inc. Class R-6 - 52.43%
Blue Chip Fund
( a)
465,985 12,479
Core Fixed Income Fund
( a)
3,529,993 34,488
Diversified International Fund
( a)
1,230,109 15,831
Diversified Real Asset Fund
( a)
464,580 5,408
Edge MidCap Fund
( a)
363,496 5,620
Global Diversified Income Fund
( a)
372,382 5,124
Global Real Estate Securities Fund
( a)
413,349 4,290
High Yield Fund
( a)
585,043 4,201
International Small Company Fund
( a)
175,594 2,003
Origin Emerging Markets Fund
( a)
174,052 2,005
Spectrum Preferred and Capital Securities Income
Fund
( a)
759,878 7,903
$ 99,352
Principal Funds, Inc. Institutional Class - 13.80%
Inflation Protection Fund
( a)
544,667 4,712
Short-Term Income Fund
( a)
1,744,691 21,442
$ 26,154
Principal Variable Contracts Funds, Inc.  Class 1 - 19.43%
Equity Income Account
( a)
610,085 17,198
Government & High Quality Bond Account
( a)
1,998,840 19,609
$ 36,807
TOTAL INVESTMENT COMPANIES $ 189,384
Total Investments $ 189,384
Other Assets and Liabilities -  0.05% 91
TOTAL NET ASSETS - 100.00% $ 189,475
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 60.84%
Domestic Equity Funds 26.76%
International Equity Funds 6.49%
Specialty Funds 5.55%
Money Market Funds 0.31%
Other Assets and Liabilities
0.05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2019
See accompanying notes.
93
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 9,319 $ 2,391 $ 2,254 $ 12,479
Core Fixed Income Fund — 35,544 1,891 34,488
Diversified International Fund Class R-6 — 15,240 1,063 15,831
Diversified International Fund Institutional Class 12,173 563 13,647 —
Diversified Real Asset Fund 5,061 425 700 5,408
Edge MidCap Fund 3,962 1,227 753 5,620
Equity Income Account 13,827 2,25 8 2,140 17,198
Global Diversified Income Fund 4,642 583 475 5,124
Global Multi-Strategy Fund 6,969 152 7,521 —
Global Real Estate Securities Fund 3,917 630 940 4,290
Government & High Quality Bond Account 17,903 3,138 2,053 19,609
High Yield Fund 4,362 594 1,068 4,201
Income Account 29,763 686 31,689 —
Inflation Protection Fund 4,746 294 616 4,712
International Emerging Markets Fund 1,347 47 1,561 —
International Small Company Fund 1,335 484 161 2,003
Origin Emerging Markets Fund — 1,993 114 2,005
Principal Active Global Dividend Income ETF 3,226 — — 3,997
Principal Active Income ETF 4,809 — — 5,199
Principal Government Money Market Fund 1.41% 897 5,246 5,563 580
Principal Investment Grade Corporate Active ETF 4,251 — 2,608 1,906
Principal U.S. Mega-Cap Multi-Factor Index ETF 10,791 — 1,017 12,420
Principal U.S. Small-Cap Multi-Factor Index ETF 2,172 396 — 2,969
Real Estate Debt Income Fund 1,616 61 1,755 —
Short-Term Income Fund 20,485 3,109 2,630 21,442
Spectrum Preferred and Capital Securities Income Fund 7,074 839 777 7,903
$ 174,647 $ 75,90 0 $ 82,99 6 $ 189,384
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 97 $ 126 $ 467 $ 2,897
Core Fixed Income Fund 60 6 6 — 829
Diversified International Fund Class R-6 357 6 — 1,648
Diversified International Fund Institutional Class — — — 911
Diversified Real Asset Fund 128 16 — 606
Edge MidCap Fund 57 26 165 1,158
Equity Income Account 377 1 375 3,25 2
Global Diversified Income Fund 260 (1 3 ) — 38 7
Global Multi-Strategy Fund — 248 — 152
Global Real Estate Securities Fund 145 33 125 650
Government & High Quality Bond Account 51 5 (65) — 686
High Yield Fund 276 13 — 300
Income Account — 2,106 — (866)
Inflation Protection Fund 86 (7) — 295
International Emerging Markets Fund — 312 — (145)
International Small Company Fund 57 (8) — 353
Origin Emerging Markets Fund 36 — — 126
Principal Active Global Dividend Income ETF 110 — — 77 1
Principal Active Income ETF 250 — — 390
Principal Government Money Market Fund 1.41% 19 — — —
Principal Investment Grade Corporate Active ETF 156 67 16 196
Principal U.S. Mega-Cap Multi-Factor Index ETF 265 60 — 2,586
Principal U.S. Small-Cap Multi-Factor Index ETF 38 — — 401
Real Estate Debt Income Fund 37 34 — 44
Short-Term Income Fund 512 (8) — 486
Spectrum Preferred and Capital Securities Income Fund 392 (22) — 789
$ 4,77 6 $ 2,93 1 $ 1,148 $ 18,90 2
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2019
See accompanying notes.
94
INVESTMENT COMPANIES - 99.91% Shares Held Value (000's)
Money Market Funds - 0.23%
Principal Government Money Market Fund
1.41%
(a),(b)
825,931 $ 826
Principal Exchange-Traded Funds - 21.75%
Principal Active Global Dividend Income ETF
( a)
401,000 12,052
Principal Active Income ETF
( a)
114,000 4,674
Principal Investment Grade Corporate Active
ETF
( a)
64,900 1,685
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,501,300 46,991
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 12,223
$ 77,625
Principal Funds, Inc. Class R-6 - 52.97%
Blue Chip Fund
( a)
1,673,589 44,819
Core Fixed Income Fund
( a)
1,774,786 17,340
Diversified International Fund
( a)
4,777,279 61,484
Diversified Real Asset Fund
( a)
1,072,488 12,484
Edge MidCap Fund
( a)
1,393,225 21,539
Global Real Estate Securities Fund
( a)
1,153,672 11,975
International Small Company Fund
( a)
606,983 6,926
Origin Emerging Markets Fund
( a)
620,450 7,147
Spectrum Preferred and Capital Securities Income
Fund
( a)
512,075 5,325
$ 189,039
Principal Funds, Inc. Institutional Class - 4.47%
Short-Term Income Fund
( a)
1,296,546 15,93 5
Principal Variable Contracts Funds, Inc.  Class 1 - 20.49%
Equity Income Account
( a)
2,200,448 62,031
Government & High Quality Bond Account
( a)
1,129,273 11,078
$ 73,109
TOTAL INVESTMENT COMPANIES $ 356,53 4
Total Investments $ 356,53 4
Other Assets and Liabilities -  0.09% 31 3
TOTAL NET ASSETS - 100.00% $ 356,847
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.57%
Fixed Income Funds 32.94%
International Equity Funds 10.67%
Specialty Funds 3.50%
Money Market Funds 0.23%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2019
See accompanying notes.
95
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 35,689 $ 5,161 $ 7,251 $ 44,819
Core Fixed Income Fund — 17,675 750 17,340
Diversified International Fund Class R-6 — 59,494 3,522 61,484
Diversified International Fund Institutional Class 47,933 839 53,245 —
Diversified Real Asset Fund 11,715 1,075 1,722 12,484
Edge MidCap Fund 17,707 1,766 2,913 21,539
Equity Income Account 52,108 5,382 7,356 62,031
Global Multi-Strategy Fund 5,034 11 5,318 —
Global Real Estate Securities Fund 10,875 1,615 2,354 11,975
Government & High Quality Bond Account 9,629 2,252 1,134 11,078
Income Account 16,085 107 16,840 —
International Small Company Fund 4,663 1,428 338 6,926
Multi-Manager Equity Long/Short Fund 7,946 15 8,527 —
Origin Emerging Markets Fund 5,466 918 596 7,147
Principal Active Global Dividend Income ETF 9,167 633 — 12,052
Principal Active Income ETF — 4,509 — 4,674
Principal Government Money Market Fund 1.41% 797 11,514 11,485 826
Principal Investment Grade Corporate Active ETF 2,084 — 552 1,685
Principal U.S. Mega-Cap Multi-Factor Index ETF 40,929 306 4,269 46,991
Principal U.S. Small-Cap Multi-Factor Index ETF 9,276 1,271 — 12,223
Short-Term Income Fund 15,424 2,288 2,12 7 15,93 5
Spectrum Preferred and Capital Securities Income Fund 5,137 667 1,019 5,325
$ 307,664 $ 118,926 $ 131,31 8 $ 356,53 4
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 347 $ 198 $ 1,672 $ 11,022
Core Fixed Income Fund 301 4 — 411
Diversified International Fund Class R-6 1,38 8 (53) — 5,565
Diversified International Fund Institutional Class — (2) — 4,475
Diversified Real Asset Fund 295 (5) — 1,421
Edge MidCap Fund 219 116 635 4,863
Equity Income Account 1,336 (81) 1,326 11,978
Global Multi-Strategy Fund — 316 — (43)
Global Real Estate Securities Fund 399 48 347 1,791
Government & High Quality Bond Account 269 (43) — 374
Income Account — 1,135 — (487)
International Small Company Fund 197 (4) — 1,177
Multi-Manager Equity Long/Short Fund — (288) — 854
Origin Emerging Markets Fund 126 28 — 1,331
Principal Active Global Dividend Income ETF 320 — — 2,252
Principal Active Income ETF 89 — — 165
Principal Government Money Market Fund 1.41% 21 — — —
Principal Investment Grade Corporate Active ETF 113 20 15 133
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,001 248 — 9,777
Principal U.S. Small-Cap Multi-Factor Index ETF 159 — — 1,676
Short-Term Income Fund 377 (10) — 360
Spectrum Preferred and Capital Securities Income Fund 273 (9) — 549
$ 7,23 0 $ 1,618 $ 3,995 $ 59,644
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2019
See accompanying notes.
96
INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 0.27%
Principal Government Money Market Fund
1.41%
(a),(b)
510,842 $ 511
Principal Exchange-Traded Funds - 15.92%
Principal Active Global Dividend Income ETF
( a)
505,300 15,187
Principal Active Income ETF
( a)
124,400 5,100
Principal Investment Grade Corporate Active
ETF
( a)
110,300 2,864
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 6,874
$ 30,025
Principal Funds, Inc. Class R-6 - 45.61%
Blue Chip Fund
( a)
127,002 3,401
Core Fixed Income Fund
( a)
4,657,912 45,508
Edge MidCap Fund
( a)
193,900 2,998
Global Diversified Income Fund
( a)
677,262 9,319
Global Real Estate Securities Fund
( a)
644,487 6,690
High Yield Fund
( a)
1,138,068 8,171
Spectrum Preferred and Capital Securities Income
Fund
( a)
953,668 9,918
$ 86,005
Principal Funds, Inc. Institutional Class - 18.48%
Inflation Protection Fund
( a)
1,295,172 11,203
Short-Term Income Fund
( a)
1,924,464 23,652
$ 34,855
Principal Variable Contracts Funds, Inc.  Class 1 - 19.65%
Equity Income Account
( a)
481,474 13,572
Government & High Quality Bond Account
( a)
2,393,062 23,476
$ 37,048
TOTAL INVESTMENT COMPANIES $ 188,444
Total Investments $ 188,444
Other Assets and Liabilities -  0.07% 141
TOTAL NET ASSETS - 100.00% $ 188,585
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 68.87%
Domestic Equity Funds 14.25%
International Equity Funds 11.60%
Specialty Funds 4.94%
Money Market Funds 0.27%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2019
See accompanying notes.
97
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 1,887 $ 1,679 $ 840 $ 3,401
Core Fixed Income Fund — 48,670 4,316 45,508
Edge MidCap Fund 2,515 613 829 2,998
Equity Income Account 11,253 2,063 2,335 13,572
Global Diversified Income Fund 8,979 1,175 1,538 9,319
Global Real Estate Securities Fund 6,772 919 2,129 6,690
Government & High Quality Bond Account 21,000 5,395 3,601 23,476
High Yield Fund 7,655 2,290 2,316 8,171
Income Account 42,682 635 45,071 —
Inflation Protection Fund 12,205 796 2,517 11,203
Principal Active Global Dividend Income ETF 12,255 — — 15,187
Principal Active Income ETF 5,670 — 987 5,100
Principal Government Money Market Fund 1.41% 1,632 8,234 9,355 511
Principal Investment Grade Corporate Active ETF 5,868 — 3,373 2,864
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,337 — 987 6,874
Real Estate Debt Income Fund 3,406 134 3,702 —
Short-Term Income Fund 23,258 3,528 3,669 23,652
Spectrum Preferred and Capital Securities Income Fund 9,184 1,364 1,602 9,918
$ 182,558 $ 77,495 $ 89,167 $ 188,444
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 26 $ (4) $ 127 $ 679
Core Fixed Income Fund 81 7 39 — 1,115
Edge MidCap Fund 30 8 88 691
Equity Income Account 285 546 283 2,045
Global Diversified Income Fund 476 2 — 70 1
Global Real Estate Securities Fund 226 119 197 1,009
Government & High Quality Bond Account 624 (82) — 764
High Yield Fund 485 18 — 524
Income Account — 3,169 — (1,415)
Inflation Protection Fund 207 (28) — 747
Principal Active Global Dividend Income ETF 418 — — 2,932
Principal Active Income ETF 266 3 — 414
Principal Government Money Market Fund 1.41% 34 — — —
Principal Investment Grade Corporate Active ETF 227 86 24 283
Principal U.S. Mega-Cap Multi-Factor Index ETF 151 93 — 1,431
Real Estate Debt Income Fund 76 84 — 78
Short-Term Income Fund 571 (8) — 543
Spectrum Preferred and Capital Securities Income Fund 492 (49) — 1,021
$ 5,41 1 $ 3,99 6 $ 719 $ 13,56 2
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2019
See accompanying notes.
98
INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 0.22%
Principal Government Money Market Fund
1.41%
(a),(b)
696,254 $ 696
Principal Exchange-Traded Funds - 16.89%
Principal Active Global Dividend Income ETF
( a)
606,000 18,213
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
715,000 22,380
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 12,669
$ 53,262
Principal Funds, Inc. Class R-6 - 61.46%
Blue Chip Fund
( a)
1,808,842 48,441
Diversified International Fund
( a)
5,256,925 67,657
Edge MidCap Fund
( a)
1,364,127 21,089
Global Real Estate Securities Fund
( a)
1,544,414 16,031
International Small Company Fund
( a)
690,005 7,873
LargeCap Growth Fund I
( a)
988,021 15,867
Origin Emerging Markets Fund
( a)
1,467,523 16,906
$ 193,864
Principal Funds, Inc. Institutional Class - 2.44%
LargeCap Value Fund III
( a)
452,417 7,700
Principal Variable Contracts Funds, Inc.  Class 1 - 18.92%
Equity Income Account
( a)
2,116,647 59,669
TOTAL INVESTMENT COMPANIES $ 315,191
Total Investments $ 315,191
Other Assets and Liabilities -  0.07% 222
TOTAL NET ASSETS - 100.00% $ 315,413
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.56%
Fixed Income Funds 21.45%
International Equity Funds 18.70%
Money Market Funds 0.22%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2018 Purchases
(a)
Sales
(a)
December 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 37,817 $ 3,754 $ 5,141 $ 48,441
Diversified International Fund Class R-6 — 65,285 2,811 67,657
Diversified International Fund Institutional Class 48,705 809 54,608 —
Edge MidCap Fund 16,394 1,875 1,864 21,089
Equity Income Account 48,144 4,875 4,507 59,669
Global Real Estate Securities Fund 14,841 1,598 2,905 16,031
International Small Company Fund 4,479 2,656 464 7,873
LargeCap Growth Fund I — 16,152 454 15,867
LargeCap Value Fund III — 7,773 163 7,700
Origin Emerging Markets Fund 8,731 6,320 778 16,906
Principal Active Global Dividend Income ETF 14,018 78 2 — 18,213
Principal Active Income ETF 11,476 — 11,931 —
Principal Government Money Market Fund 1.41% 798 32,565 32,667 696
Principal U.S. Mega-Cap Multi-Factor Index ETF 33,899 190 19,029 22,380
Principal U.S. Small-Cap Multi-Factor Index ETF 10,392 465 — 12,669
Short-Term Income Fund 5,121 2,677 7,923 —
$ 254,815 $ 147,77 6 $ 145,24 5 $ 315,191
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 373 $ (92) $ 1,791 $ 12,103
Diversified International Fund Class R-6 1,52 2 (70) — 5,253
Diversified International Fund Institutional Class — (42) — 5,136
Edge MidCap Fund 213 3 618 4,681
Equity Income Account 1,261 (110) 1,252 11,267
Global Real Estate Securities Fund 533 74 463 2,423
International Small Company Fund 224 6 — 1,196
LargeCap Growth Fund I 40 (6) 1,148 175
LargeCap Value Fund III 172 — 306 90
Origin Emerging Markets Fund 298 1 — 2,632
Principal Active Global Dividend Income ETF 485 — — 3,413
Principal Active Income ETF 213 22 — 433
Principal Government Money Market Fund 1.41% 24 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 609 1,758 — 5,562
Principal U.S. Small-Cap Multi-Factor Index ETF 171 — — 1,812
Short-Term Income Fund 69 72 — 53
$ 6,20 7 $ 1,616 $ 5,578 $ 56,229
Amounts in thousands.
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
99
INVESTMENT COMPANIES - 3.63% Shares Held Value (000's)
Money Market Funds - 3.63%
BlackRock Liquidity FedFund 1.53%
(a),(b)
309,002 $ 309
Principal Government Money Market Fund
1.41%
(a),(c)
4,443,889 4,444
$ 4,753
TOTAL INVESTMENT COMPANIES $ 4,753
BONDS - 90.82%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.74%
General Dynamics Corp
2.88%, 05 /11/2020 $ 200 $ 201
3.00%, 05 /11/2021 250 254
Northrop Grumman Corp
2.08%, 10 /15/2020 150 150
Rockwell Collins Inc
3.20%, 03 /15/2024 250 260
United Technologies Corp
1.90%, 05 /04/2020 100 100
$ 965
Airlines - 0.35%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07 /15/2024 253 264
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11 /07/2021 191 193
$ 457
Automobile Asset Backed Securities - 7.33%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12 /19/2022 250 251
Americredit Automobile Receivables Trust 2018-2
3.15%, 03 /20/2023 200 202
Americredit Automobile Receivables Trust 2018-3
3.11%, 01 /18/2022 188 188
Americredit Automobile Receivables Trust 2019-1
2.93%, 06 /20/2022 201 202
2.97%, 11 /20/2023 200 202
Americredit Automobile Receivables Trust 2019-2
2.28%, 01 /18/2024 400 402
2.43%, 09 /19/2022 189 190
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01 /18/2023 259 259
Bank of The West Auto Trust 2018-1
3.09%, 04 /15/2021
(d)
108 108
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02 /22/2021
(d)
148 148
3.27%, 06 /20/2023
(d)
250 252
CPS Auto Receivables Trust 2018-B
2.72%, 09 /15/2021
(d)
13 12
CPS Auto Receivables Trust 2018-D
3.06%, 01 /18/2022
(d)
146 146
CPS Auto Receivables Trust 2019-A
3.18%, 06 /15/2022
(d)
113 114
CPS Auto Receivables Trust 2019-B
2.89%, 05 /16/2022
(d)
138 138
CPS Auto Receivables Trust 2019-C
2.55%, 09 /15/2022
(d)
186 186
CPS Auto Trust
2.87%, 09 /15/2021
(d)
58 58
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01 /15/2027
(d)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12 /15/2027
(d)
750 750
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08 /15/2028
(d)
500 506
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01 /15/2030
(d)
400 418
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07 /15/2030
(d)
300 315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12 /14/2021
(d)
$ 39 $ 39
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12 /16/2024
(d)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09 /14/2027
(d)
750 772
Santander Drive Auto Receivables Trust 2018-4
3.01%, 03 /15/2022 50 50
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01 /18/2022 53 53
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02 /15/2022 500 500
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06 /15/2022
(d)
134 134
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11 /25/2031
(d)
250 254
Westlake Automobile Receivables Trust 2018-2
2.84%, 09 /15/2021
(d)
22 22
3.20%, 01 /16/2024
(d)
200 201
Westlake Automobile Receivables Trust 2018-3
2.98%, 01 /18/2022
(d)
114 114
3.32%, 10 /16/2023
(d)
300 302
Westlake Automobile Receivables Trust 2019-1
3.06%, 05 /16/2022
(d)
222 223
3.26%, 10 /17/2022
(d)
350 354
Westlake Automobile Receivables Trust 2019-3
2.15%, 02 /15/2023
(d)
250 250
World Omni Select Auto Trust 2018-1
3.24%, 04 /15/2022
(d)
99 99
World Omni Select Auto Trust 2019-A
2.06%, 08 /15/2023 500 500
$ 9,594
Automobile Floor Plan Asset Backed Securities - 1.46%
Ally Master Owner Trust
2.70%, 01 /17/2023 500 504
3.29%, 05 /15/2023 500 509
Navistar Financial Dealer Note Master Owner
Trust II
2.42%, 09 /25/2023
(d)
250 250
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.24%, 11 /15/2022
(d)
250 251
1.00 x 1 Month USD LIBOR + 0.50%
2.26%, 07 /17/2023
(d)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,915
Automobile Manufacturers - 0.73%
General Motors Financial Co Inc
2.86%, 04 /09/2021 300 301
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05 /10/2021 250 254
Toyota Motor Credit Corp
2.60%, 01 /11/2022 400 406
$ 961
Banks - 18.29%
Bank of America Corp
2.50%, 10 /21/2022 500 505
2.63%, 10 /19/2020 250 251
3.00%, 12 /20/2023
(e)
430 440
3 Month USD LIBOR + 0.79%
3.13%, 01 /20/2023 350 355
3 Month USD LIBOR + 1.16%
4.20%, 08 /26/2024 500 537

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
2.10%, 10 /24/2024 $ 250 $ 250
2.50%, 04 /15/2021 300 302
2.99%, 10 /30/2023 500 509
3 Month USD LIBOR + 1.05%
BNP Paribas SA
3.50%, 03 /01/2023
(d)
250 259
Capital One NA
3.09%, 01 /30/2023 600 607
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03 /30/2021 900 908
2.90%, 04 /25/2022 200 203
3 Month USD LIBOR + 0.96%
3.50%, 05 /15/2023 250 260
4.00%, 08 /05/2024 274 293
4.04%, 06 /01/2024
(e)
250 264
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11 /12/2021 250 251
Credit Suisse Group AG
4.21%, 06 /12/2024
(d),(e)
500 529
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06 /15/2022 600 608
3.65%, 01 /25/2024 200 211
4.30%, 01 /16/2024 400 430
Fifth Third Bank/Cincinnati OH
2.25%, 06 /14/2021 300 302
Goldman Sachs Group Inc/The
3.00%, 04 /26/2022 950 962
3.09%, 04 /23/2020 400 401
3 Month USD LIBOR + 1.16%
HSBC Holdings PLC
2.63%, 11 /07/2025
(e)
200 201
3 Month USD LIBOR + 1.14%
3.95%, 05 /18/2024
(e)
250 263
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03 /29/2022 450 460
JPMorgan Chase & Co
2.30%, 08 /15/2021 250 251
2.84%, 04 /25/2023 500 504
3 Month USD LIBOR + 0.90%
3.17%, 10 /24/2023 500 508
3 Month USD LIBOR + 1.23%
4.25%, 10 /15/2020 750 763
KeyBank NA/Cleveland OH
2.40%, 06 /09/2022 400 404
3.30%, 02 /01/2022 250 257
KeyCorp
5.10%, 03 /24/2021 488 506
Morgan Stanley
2.45%, 02 /10/2021 300 300
3 Month USD LIBOR + 0.55%
3.34%, 10 /24/2023 1,400 1,430
3 Month USD LIBOR + 1.40%
4.10%, 05 /22/2023 300 317
MUFG Union Bank NA
2.10%, 12 /09/2022 250 251
PNC Bank NA
2.00%, 05 /19/2020 500 500
2.44%, 07 /27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11 /01/2022 600 612
PNC Financial Services Group Inc/The
3.90%, 04 /29/2024 150 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Scotland Group PLC
4.27%, 03 /22/2025
(e)
$ 250 $ 266
3 Month USD LIBOR + 1.76%
State Street Corp
2.35%, 11 /01/2025
(e)
200 201
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05 /15/2023 688 710
Truist Bank
2.45%, 08 /01/2022 700 708
2.49%, 08 /02/2022 250 251
3 Month USD LIBOR + 0.59%
2.63%, 01 /15/2022 600 608
Truist Financial Corp
2.05%, 05 /10/2021 200 200
2.90%, 03 /03/2021 500 505
UBS AG/London
2.20%, 06 /08/2020
(d)
500 500
UBS Group AG
3.49%, 05 /23/2023
(d)
300 309
US Bancorp
3.60%, 09 /11/2024 350 372
US Bank NA/Cincinnati OH
1.95%, 01 /09/2023 250 250
2.05%, 10 /23/2020 300 300
Wells Fargo & Co
3.07%, 01 /24/2023 1,000 1,021
$ 23,927
Beverages - 0.77%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01 /23/2025 500 545
Keurig Dr Pepper Inc
3.55%, 05 /25/2021 250 255
PepsiCo Inc
2.15%, 10 /14/2020 200 201
$ 1,001
Biotechnology - 0.85%
Amgen Inc
2.20%, 05 /11/2020 200 200
2.65%, 05 /11/2022 400 406
Biogen Inc
2.90%, 09 /15/2020 500 504
$ 1,110
Building Materials - 0.29%
Martin Marietta Materials Inc
4.25%, 07 /02/2024 349 374
Chemicals - 1.07%
Air Liquide Finance SA
1.75%, 09 /27/2021
(d)
250 249
Celanese US Holdings LLC
3.50%, 05 /08/2024 200 207
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05 /01/2020
(d)
168 168
3.30%, 05 /01/2023
(d)
200 206
DuPont de Nemours Inc
4.21%, 11 /15/2023 250 267
International Flavors & Fragrances Inc
3.40%, 09 /25/2020 100 101
Westlake Chemical Corp
3.60%, 07 /15/2022 200 205
$ 1,403
Commercial Mortgage Backed Securities - 1.04%
Ginnie Mae
0.43%, 09 /16/2055
(f),(g)
2,513 68
0.65%, 01 /16/2054
(f),(g)
2,509 72
0.67%, 10 /16/2054
(f),(g)
3,159 91
0.83%, 02 /16/2055
(f),(g)
5,324 153

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
101
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.84%, 01 /16/2055
(f),(g)
$ 5,129 $ 179
0.89%, 06 /16/2045
(f),(g)
913 43
1.37%, 12 /16/2036
(f),(g)
1,916 90
GS Mortgage Securities Trust 2017-GS6
1.95%, 05 /10/2050 391 390
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12 /15/2049 272 270
$ 1,356
Computers - 0.78%
Apple Inc
1.90%, 02 /07/2020 200 200
2.50%, 02 /09/2022 150 152
Dell International LLC / EMC Corp
5.45%, 06 /15/2023
(d)
200 217
International Business Machines Corp
2.25%, 02 /19/2021 250 251
2.80%, 05 /13/2021 200 203
$ 1,023
Credit Card Asset Backed Securities - 0.61%
BA Credit Card Trust
1.74%, 01 /15/2025 800 798
Diversified Financial Services - 1.25%
American Express Co
2.75%, 05 /20/2022 200 204
3.00%, 02 /22/2021 250 253
3.70%, 11 /05/2021 150 155
Capital One Financial Corp
3.90%, 01 /29/2024 100 106
GTP Acquisition Partners I LLC
2.35%, 06 /15/2045
(d)
721 721
USAA Capital Corp
2.63%, 06 /01/2021
(d)
200 202
$ 1,641
Electric - 5.40%
Alabama Power Co
2.45%, 03 /30/2022 250 253
Alliant Energy Finance LLC
3.75%, 06 /15/2023
(d)
200 209
Black Hills Corp
4.25%, 11 /30/2023 750 795
CenterPoint Energy Inc
3.60%, 11 /01/2021 300 308
Dominion Energy Inc
2.58%, 07 /01/2020 200 200
2.72%, 08 /15/2021
(g)
200 202
3.07%, 08 /15/2024
(g)
200 206
DTE Energy Co
2.25%, 11 /01/2022 250 250
2.60%, 06 /15/2022 200 201
Duke Energy Florida LLC
1.85%, 01 /15/2020
(h)
400 400
3.10%, 08 /15/2021 250 254
Emera US Finance LP
2.70%, 06 /15/2021 300 303
Evergy Inc
2.45%, 09 /15/2024 200 201
Exelon Corp
3.50%, 06 /01/2022 500 514
Indiantown Cogeneration LP
9.77%, 12 /15/2020 57 59
LG&E & KU Energy LLC
4.38%, 10 /01/2021 310 320
NextEra Energy Capital Holdings Inc
2.90%, 04 /01/2022 150 153
3.15%, 04 /01/2024 150 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
2.88%, 06 /15/2024 $ 100 $ 102
San Diego Gas & Electric Co
1.91%, 02 /01/2022 72 72
Sempra Energy
2.40%, 02 /01/2020 250 250
2.50%, 01 /15/2021 500 500
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02 /01/2022 148 146
Tucson Electric Power Co
3.05%, 03 /15/2025 100 103
Vistra Operations Co LLC
3.70%, 01 /30/2027
(d)
500 497
WEC Energy Group Inc
3.38%, 06 /15/2021 400 408
$ 7,062
Electronics - 0.69%
Fortive Corp
2.35%, 06 /15/2021 300 301
Honeywell International Inc
1.85%, 11 /01/2021 400 401
2.15%, 08 /08/2022 200 202
$ 904
Environmental Control - 0.16%
Republic Services Inc
2.50%, 08 /15/2024 100 101
Waste Management Inc
2.95%, 06 /15/2024 100 103
$ 204
Finance - Mortgage Loan/Banker - 9.50%
Fannie Mae
1.25%, 08 /17/2021 600 597
1.38%, 02 /26/2021 800 798
1.75%, 07 /02/2024 600 601
1.88%, 09 /24/2026 4,550 4,542
2.13%, 04 /24/2026 2,000 2,030
2.50%, 02 /05/2024 500 515
2.63%, 09 /06/2024 750 781
Freddie Mac
2.38%, 02 /16/2021 1,000 1,008
2.75%, 06 /19/2023 1,500 1,558
$ 12,430
Food - 1.28%
Conagra Brands Inc
2.70%, 10 /22/2020 250 250
3 Month USD LIBOR + 0.75%
3.80%, 10 /22/2021 500 516
Kraft Heinz Foods Co
2.47%, 02 /10/2021 400 401
3 Month USD LIBOR + 0.57%
4.00%, 06 /15/2023 150 158
Tyson Foods Inc
2.25%, 08 /23/2021 150 150
2.34%, 08 /21/2020 200 200
3 Month USD LIBOR + 0.45%
$ 1,675
Healthcare - Services - 0.27%
Humana Inc
2.50%, 12 /15/2020 100 100
UnitedHealth Group Inc
1.95%, 10 /15/2020 250 250
$ 350
Home Builders - 0.15%
DR Horton Inc
2.50%, 10 /15/2024 200 200

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07 /19/2022
(d)
$ 200 $ 202
Insurance - 3.67%
Allstate Corp/The
2.59%, 03 /29/2023 250 251
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03 /15/2023 500 513
Five Corners Funding Trust
4.42%, 11 /15/2023
(d)
750 814
MassMutual Global Funding II
2.00%, 04 /15/2021
(d)
450 451
Metropolitan Life Global Funding I
1.95%, 09 /15/2021
(d)
470 470
2.11%, 09 /07/2020
(d)
250 250
United States Secured Overnight Financing
Rate + 0.57%
2.29%, 06 /12/2020
(d)
250 250
3 Month USD LIBOR + 0.40%
New York Life Global Funding
1.95%, 02 /11/2020
(d)
400 400
2.00%, 04 /13/2021
(d)
400 401
2.41%, 06 /10/2022
(d)
1,000 1,005
3 Month USD LIBOR + 0.52%
$ 4,805
Lodging - 0.16%
Las Vegas Sands Corp
3.20%, 08 /08/2024 200 206
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11 /29/2022 300 306
Machinery - Diversified - 0.27%
John Deere Capital Corp
2.05%, 03 /10/2020 350 350
Media - 0.26%
Discovery Communications LLC
3.25%, 04 /01/2023 200 206
Sky Ltd
3.13%, 11 /26/2022
(d)
130 133
$ 339
Mining - 0.16%
Glencore Funding LLC
4.13%, 05 /30/2023
(d)
200 208
Miscellaneous Manufacturers - 0.77%
General Electric Co
5.50%, 01 /08/2020 150 150
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02 /21/2021 500 505
Siemens Financieringsmaatschappij NV
2.20%, 03 /16/2020
(d)
350 350
$ 1,005
Mortgage Backed Securities - 7.20%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03 /25/2050
(d),(g)
245 249
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01 /19/2034
(g)
27 28
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09 /25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06 /25/2047
(d),(g)
400 404
CSMC 2017-HL2 Trust
3.50%, 10 /25/2047
(d),(g)
343 348
JP Morgan Mortgage Trust 2004-A3
4.46%, 07 /25/2034
(g)
17 18
JP Morgan Mortgage Trust 2004-S1
5.00%, 09 /25/2034 19 19
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(d),(g)
$ 465 $ 474
JP Morgan Mortgage Trust 2017-2
3.50%, 05 /25/2047
(d),(g)
314 318
JP Morgan Mortgage Trust 2017-4
3.50%, 11 /25/2048
(d),(g)
290 293
JP Morgan Mortgage Trust 2017-6
3.50%, 12 /25/2048
(d),(g)
168 170
JP Morgan Mortgage Trust 2018-3
3.50%, 09 /25/2048
(d),(g)
369 374
JP Morgan Mortgage Trust 2018-4
3.50%, 10 /25/2048
(d),(g)
216 219
JP Morgan Mortgage Trust 2018-6
3.50%, 12 /25/2048
(d),(g)
225 227
JP Morgan Mortgage Trust 2019-2
4.00%, 08 /25/2049
(d),(g)
154 155
JP Morgan Mortgage Trust 2019-5
4.00%, 11 /25/2049
(d),(g)
314 316
PHH Mortgage Trust Series 2008-CIM1
3.94%, 06 /25/2038 82 81
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07 /25/2020 25 25
Provident Funding Mortgage Loan Trust 2005-1
2.37%, 05 /25/2035 55 55
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02 /25/2048
(d),(g)
600 609
PSMC 2018-2 Trust
3.50%, 06 /25/2048
(d),(g)
361 365
PSMC 2018-3 Trust
4.00%, 08 /25/2048
(d),(g)
480 483
PSMC 2018-4 Trust
4.00%, 11 /25/2048
(d),(g)
332 332
RALI Series 2003-QS23 Trust
5.00%, 12 /26/2018 1 1
RBSSP Resecuritization Trust 2009-7
2.11%, 06 /26/2037
(d)
9 9
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04 /25/2043
(g)
37 36
Sequoia Mortgage Trust 2013-8
2.25%, 06 /25/2043
(g)
216 215
Sequoia Mortgage Trust 2017-1
3.50%, 02 /25/2047
(d),(g)
341 345
Sequoia Mortgage Trust 2017-2
3.50%, 02 /25/2047
(d),(g)
165 168
Sequoia Mortgage Trust 2017-3
3.50%, 04 /25/2047
(d),(g)
294 299
Sequoia Mortgage Trust 2018-3
3.50%, 03 /25/2048
(d),(g)
204 206
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(d),(g)
325 328
Sequoia Mortgage Trust 2018-6
4.00%, 07 /25/2048
(d),(g)
108 108
Sequoia Mortgage Trust 2018-7
4.00%, 09 /25/2048
(d),(g)
110 111
Sequoia Mortgage Trust 2018-8
4.00%, 11 /25/2048
(d),(g)
384 387
Sequoia Mortgage Trust 2018-CH3
4.00%, 08 /25/2048
(d),(g)
102 102
Sequoia Mortgage Trust 2019-1
4.00%, 02 /25/2049
(d),(g)
81 82
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07 /25/2047
(d),(g)
310 314

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11 /25/2048
(d),(g)
$ 270 $ 271
4.00%, 11 /25/2048
(d),(g)
213 212
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07 /25/2049
(d),(g)
410 412
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09 /25/2049
(d),(g)
247 251
$ 9,420
Oil & Gas - 1.25%
Chevron Corp
2.90%, 03 /03/2024 250 259
Cimarex Energy Co
4.38%, 06 /01/2024 250 264
Phillips 66
2.75%, 04 /15/2020
(d)
300 300
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05 /11/2020 505 506
2.38%, 08 /21/2022 300 304
$ 1,633
Oil & Gas Services - 0.20%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12 /15/2022 250 255
Other Asset Backed Securities - 6.81%
CCG Receivables Trust
2.80%, 09 /14/2026
(d)
500 504
CCG Receivables Trust 2018-1
2.50%, 06 /16/2025
(d)
38 38
CCG Receivables Trust 2018-2
3.09%, 12 /15/2025
(d)
325 328
CCG Receivables Trust 2019-2
2.11%, 03 /15/2027
(d)
400 400
Daimler Trucks Retail Trust 2019-1
2.77%, 04 /15/2021
(d)
422 423
Drug Royalty II LP 2
3.48%, 07 /15/2023
(d)
31 31
Drug Royalty III LP 1
3.98%, 04 /15/2027
(d)
35 35
4.27%, 10 /15/2031
(d)
198 203
4.80%, 04 /15/2027
(d)
115 116
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07 /12/2021
(d)
100 101
MMAF Equipment Finance LLC 2019-A
2.84%, 01 /10/2022
(d)
389 390
MVW Owner Trust 2015-1
2.52%, 12 /20/2032
(d)
173 173
MVW Owner Trust 2016-1
2.25%, 12 /20/2033
(d)
146 145
MVW Owner Trust 2018-1
3.45%, 01 /21/2036
(d)
341 351
PFS Financing Corp
2.23%, 10 /15/2024
(d)
750 747
2.40%, 10 /17/2022
(d)
300 300
2.86%, 04 /15/2024
(d)
250 253
3.19%, 04 /17/2023
(d)
250 253
Verizon Owner Trust 2016-2
1.68%, 05 /20/2021
(d)
25 25
Verizon Owner Trust 2017-1
2.06%, 09 /20/2021
(d)
59 59
Verizon Owner Trust 2017-2
1.92%, 12 /20/2021
(d)
324 324
Verizon Owner Trust 2017-3
2.06%, 04 /20/2022
(d)
236 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-1
2.82%, 09 /20/2022
(d)
$ 500 $ 503
Verizon Owner Trust 2018-A
3.23%, 04 /20/2023 600 610
Verizon Owner Trust 2019-A
2.93%, 09 /20/2023 500 508
Verizon Owner Trust 2019-B
2.33%, 12 /20/2023 500 504
Verizon Owner Trust 2019-C
1.94%, 04 /22/2024 500 500
Volvo Financial Equipment LLC
2.02%, 08 /15/2022
(d)
250 250
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10 /17/2022
(d)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03 /15/2023
(d)
300 304
VSE 2018-A VOI Mortgage LLC
3.56%, 02 /20/2036
(d)
184 190
$ 8,905
Pharmaceuticals - 2.67%
AbbVie Inc
2.15%, 11 /19/2021
(d)
500 501
2.30%, 05 /14/2021 200 201
2.50%, 05 /14/2020 336 337
Bayer US Finance II LLC
3.88%, 12 /15/2023
(d)
200 210
Bristol-Myers Squibb Co
2.90%, 07 /26/2024
(d)
150 155
3.25%, 08 /15/2022
(d)
250 258
3.63%, 05 /15/2024
(d)
350 370
Cigna Corp
3.40%, 09 /17/2021 389 398
4.00%, 02 /15/2022
(d)
100 103
CVS Health Corp
2.63%, 08 /15/2024 250 252
Mead Johnson Nutrition Co
3.00%, 11 /15/2020 250 252
Merck & Co Inc
2.90%, 03 /07/2024 200 208
Pfizer Inc
2.80%, 03 /11/2022 250 255
$ 3,500
Pipelines - 2.41%
Buckeye Partners LP
4.15%, 07 /01/2023 400 402
Columbia Pipeline Group Inc
3.30%, 06 /01/2020 168 168
Enterprise Products Operating LLC
3.50%, 02 /01/2022 500 515
Florida Gas Transmission Co LLC
3.88%, 07 /15/2022
(d)
250 257
Kinder Morgan Inc/DE
3.28%, 01 /15/2023 500 507
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09 /15/2023 325 353
Southeast Supply Header LLC
4.25%, 06 /15/2024
(d)
200 204
TransCanada PipeLines Ltd
4.12%, 05 /15/2067 900 753
3 Month USD LIBOR + 2.21%
$ 3,159
REITs - 1.64%
Alexandria Real Estate Equities Inc
3.90%, 06 /15/2023 250 263
CubeSmart LP
4.38%, 12 /15/2023 92 98

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc
3.75%, 04 /15/2023 $ 365 $ 377
Omega Healthcare Investors Inc
4.95%, 04 /01/2024 250 273
SBA Tower Trust
2.88%, 07 /15/2046
(d)
150 150
3.17%, 04 /09/2047
(d)
400 404
Service Properties Trust
4.50%, 06 /15/2023 200 208
Ventas Realty LP
3.50%, 04 /15/2024 198 207
Welltower Inc
3.75%, 03 /15/2023 154 161
$ 2,141
Retail - 0.88%
Home Depot Inc/The
1.80%, 06 /05/2020 500 500
McDonald's Corp
2.75%, 12 /09/2020 500 503
Walmart Inc
1.90%, 12 /15/2020 150 150
$ 1,153
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01 /15/2013
( i )
200 —
Semiconductors - 0.81%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01 /15/2020 600 600
Microchip Technology Inc
4.33%, 06 /01/2023 200 211
QUALCOMM Inc
2.60%, 01 /30/2023 250 255
$ 1,066
Software - 0.69%
Microsoft Corp
1.85%, 02 /12/2020 400 400
Oracle Corp
1.90%, 09 /15/2021 200 200
VMware Inc
2.95%, 08 /21/2022 300 306
$ 906
Student Loan Asset Backed Securities - 4.98%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09 /25/2045
(d)
265 269
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02 /25/2046
(d)
366 375
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01 /25/2047
(d)
495 490
Keycorp Student Loan Trust 2000-b
2.25%, 07 /25/2029 321 316
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.47%, 01 /25/2037 653 642
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10 /25/2048
(d)
178 179
Navient Private Education Loan Trust 2014-CT
2.44%, 09 /16/2024
(d)
24 24
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.14%, 12 /16/2058
(d)
3 3
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.09%, 12 /15/2059
(d)
47 47
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02 /18/2042
(d)
100 100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06 /16/2042
(d)
$ 80 $ 80
Navient Private Education Refi Loan Trust
2018-D
2.04%, 12 /15/2059
(d)
123 123
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01 /15/2043
(d)
37 37
3.42%, 01 /15/2043
(d)
100 102
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02 /15/2068
(d)
302 303
Navient Private Education Refi Loan Trust
2019-D
2.14%, 12 /15/2059
(d)
152 152
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05 /15/2068
(d)
204 204
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08 /15/2068
(d)
236 236
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10 /15/2068
(d)
400 398
Navient Student Loan Trust 2018-EA
3.43%, 12 /15/2059
(d)
367 369
Navient Student Loan Trust 2019-B
2.14%, 12 /15/2059
(d)
135 135
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
2.29%, 06 /15/2033 112 111
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.22%, 03 /15/2024 317 316
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.18%, 06 /15/2039 698 680
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.09%, 12 /15/2039 275 267
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2018-A
2.09%, 03 /16/2026
(d)
153 153
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.06%, 12 /16/2024
(d)
41 41
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.04%, 09 /15/2025
(d)
66 66
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2019-A
2.09%, 02 /16/2026
(d)
126 126
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.09%, 07 /15/2026
(d)
172 171
1.00 x 1 Month USD LIBOR + 0.35%
$ 6,515
Telecommunications - 2.13%
AT&T Inc
2.80%, 02 /15/2023
(h)
250 252
3 Month USD LIBOR + 0.89%
3.60%, 02 /17/2023 200 209
Cisco Systems Inc
2.20%, 02 /28/2021 250 252
Crown Castle Towers LLC
3.22%, 05 /15/2022
(d)
272 275

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(d)
$ 328 $ 331
4.74%, 03 /20/2025
(d)
950 1,006
Verizon Communications Inc
2.45%, 05 /22/2020 200 200
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01 /16/2024 250 264
$ 2,789
Transportation - 0.31%
Ryder System Inc
2.25%, 09 /01/2021 200 201
3.75%, 06 /09/2023 200 209
$ 410
Trucking & Leasing - 0.16%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07 /01/2024
(d)
200 208
TOTAL BONDS $ 118,831
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4.36%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
4.69%, 09 /01/2035 $ 10 $ 11
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
$ 11
Federal National Mortgage Association (FNMA) - 0.07%
3.59%, 04 /01/2033 20 20
1.00 x 6 Month USD LIBOR + 1.51%
4.04%, 11 /01/2032 3 3
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.30%, 07 /01/2034 12 12
1.00 x 12 Month USD LIBOR + 1.65%
4.31%, 08 /01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
4.45%, 02 /01/2037 19 20
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.09%
4.62%, 02 /01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.77%, 12 /01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
4.87%, 01 /01/2035 6 7
1.00 x 12 Month USD LIBOR + 1.75%
4.88%, 12 /01/2033 11 12
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05 /01/2027 5 5
$ 92
U.S. Treasury - 4.28%
1.38%, 08 /31/2020 500 499
1.38%, 09 /30/2020 1,000 998
1.50%, 08 /31/2021 500 499
1.63%, 10 /31/2023 1,000 999
1.63%, 05 /15/2026 900 891
1.88%, 07 /31/2026 700 703
2.00%, 08 /15/2025 500 507
2.63%, 05 /15/2021 500 507
$ 5,603
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,706
Total Investments $ 129,290
Other Assets and Liabilities -  1.19% 1,562
TOTAL NET ASSETS - 100.00% $ 130,852
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $309 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,136 or 31.44% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 24.85%
Asset Backed Securities 21.19%
Government 13.78%
Mortgage Securities 8.32%
Consumer, Non-cyclical 5.84%
Utilities 5.40%
Energy 3.86%
Money Market Funds 3.63%
Industrial 3.62%
Consumer, Cyclical 2.42%
Communications 2.39%
Technology 2.28%
Basic Materials 1.23%
Other Assets and Liabilities
1.19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Account
December 31, 2019
See accompanying notes.
106
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 4,856 $ 56,074 $ 56,486 $ 4,444
$ 4,856 $ 56,074 $ 56,486 $ 4,444
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 59 $ — $ — $ —
$ 59 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.
107
INVESTMENT COMPANIES - 6.43% Shares Held Value (000's)
Money Market Funds - 6.43%
BlackRock Liquidity FedFund 1.53%
(a),(b)
2,276,045 $ 2,276
Principal Government Money Market Fund
1.41%
(a),(b),(c)
10,017,833 10,018
$ 12,294
TOTAL INVESTMENT COMPANIES $ 12,294
COMMON STOCKS - 98.43% Shares Held Value (000's)
Aerospace & Defense - 1.38%
Aerojet Rocketdyne Holdings Inc
( d)
57,900 2,644
Agriculture - 1.62%
Darling Ingredients Inc
( d)
110,600 3,106
Automobile Parts & Equipment - 0.84%
Modine Manufacturing Co
( d)
47,700 367
Visteon Corp
( d)
14,200 1,230
$ 1,597
Banks - 8.22%
BancFirst Corp 10,300 643
Cathay General Bancorp 66,500 2,530
First Interstate BancSystem Inc 36,700 1,539
First Merchants Corp 31,900 1,327
First Midwest Bancorp Inc/IL 43,025 992
Flagstar Bancorp Inc 35,000 1,339
IBERIABANK Corp 36,900 2,761
Independent Bank Corp/MI 21,900 496
Lakeland Bancorp Inc 23,150 402
United Community Banks Inc/GA 74,620 2,304
WesBanco Inc 36,900 1,395
$ 15,728
Biotechnology - 3.87%
Acceleron Pharma Inc
( d)
18,600 986
Allogene Therapeutics Inc
( d),(e)
21,700 564
Bluebird Bio Inc
( d)
6,100 535
Denali Therapeutics Inc
( d)
37,000 644
DNIB Unwind Inc - Warrants
( d),(f),(g)
1,938 —
FibroGen Inc
( d)
20,700 888
Insmed Inc
( d)
34,700 829
Iovance Biotherapeutics Inc
( d)
10,200 282
MacroGenics Inc
( d)
36,500 397
Magenta Therapeutics Inc
( d)
47,400 719
Precision BioSciences Inc
( d)
46,200 642
Seattle Genetics Inc
( d)
8,000 914
$ 7,400
Building Materials - 0.80%
Builders FirstSource Inc
( d)
60,100 1,527
Chemicals - 0.81%
Cabot Corp 32,460 1,543
Commercial Services - 8.66%
AMN Healthcare Services Inc
( d)
43,700 2,723
BrightView Holdings Inc
( d)
75,000 1,265
Brink's Co/The 25,500 2,312
FTI Consulting Inc
( d)
24,800 2,745
HMS Holdings Corp
( d)
80,000 2,368
ICF International Inc 17,700 1,622
K12 Inc
( d)
58,100 1,182
Korn Ferry 24,300 1,030
Medifast Inc
( e)
7,400 811
Nesco Holdings Inc
( d),(e)
120,800 497
$ 16,555
Computers - 5.05%
CACI International Inc
( d)
9,800 2,450
ExlService Holdings Inc
( d)
23,500 1,632
Parsons Corp
( d)
50,000 2,064
Perspecta Inc 83,900 2,218
Ping Identity Holding Corp
( d),(e)
53,400 1,298
$ 9,662
Consumer Products - 0.68%
Central Garden & Pet Co - A Shares
( d)
44,520 1,307
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3.41%
Hamilton Lane Inc 24,046 $ 1,433
LPL Financial Holdings Inc 11,900 1,098
Piper Jaffray Cos 18,550 1,483
Stifel Financial Corp 41,295 2,504
$ 6,518
Electric - 2.48%
PNM Resources Inc 46,080 2,337
Portland General Electric Co 43,300 2,415
$ 4,752
Electrical Components & Equipment - 1.25%
EnerSys 26,600 1,991
nLight Inc
( d)
19,890 403
$ 2,394
Electronics - 3.25%
Advanced Energy Industries Inc
( d)
29,600 2,107
SYNNEX Corp 18,500 2,383
Vishay Intertechnology Inc 80,700 1,718
$ 6,208
Engineering & Construction - 2.32%
Great Lakes Dredge & Dock Corp
( d)
103,900 1,177
MasTec Inc
( d)
35,800 2,297
Tutor Perini Corp
( d)
75,000 965
$ 4,439
Entertainment - 2.87%
Eldorado Resorts Inc
( d),(e)
48,000 2,862
Golden Entertainment Inc
( d)
47,600 915
Vail Resorts Inc 7,100 1,703
$ 5,480
Environmental Control - 0.92%
Tetra Tech Inc 20,400 1,758
Food - 0.95%
Performance Food Group Co
( d)
35,200 1,812
Forest Products & Paper - 0.21%
PH Glatfelter Co 22,400 410
Gas - 1.23%
Southwest Gas Holdings Inc 31,050 2,359
Healthcare - Products - 1.60%
Adaptive Biotechnologies Corp
( d)
9,000 269
Nevro Corp
( d)
13,600 1,599
RA Medical Systems Inc
( d),(e)
62,600 71
STAAR Surgical Co
( d)
31,900 1,122
$ 3,061
Healthcare - Services - 5.97%
Addus HomeCare Corp
( d)
28,100 2,732
Encompass Health Corp 33,600 2,327
Natera Inc
( d)
49,077 1,653
Syneos Health Inc
( d)
48,000 2,855
Teladoc Health Inc
( d)
22,200 1,859
$ 11,426
Home Builders - 1.16%
William Lyon Homes
( d)
110,960 2,217
Insurance - 4.56%
First American Financial Corp 17,500 1,021
Hanover Insurance Group Inc/The 17,200 2,351
Kemper Corp 26,510 2,054
MGIC Investment Corp 142,900 2,025
National General Holdings Corp 57,400 1,268
$ 8,719
Internet - 0.82%
Eventbrite Inc
( d)
57,400 1,158
Revolve Group Inc
( d),(e)
22,198 407
$ 1,565
Iron & Steel - 0.64%
Cleveland-Cliffs Inc
( e)
145,800 1,225

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.
108
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 2.34%
Lindblad Expeditions Holdings Inc
( d)
36,800 $ 602
OneSpaWorld Holdings Ltd
( e)
90,000 1,516
Planet Fitness Inc
( d)
31,700 2,367
$ 4,485
Lodging - 0.95%
Extended Stay America Inc 122,300 1,817
Machinery - Diversified - 0.59%
Columbus McKinnon Corp/NY 28,000 1,121
Media - 0.68%
World Wrestling Entertainment Inc
( e)
20,000 1,297
Metal Fabrication & Hardware - 1.52%
Advanced Drainage Systems Inc 23,758 923
Rexnord Corp
( d)
61,000 1,990
$ 2,913
Mining - 0.22%
Alcoa Corp
( d)
19,400 417
Miscellaneous Manufacturers - 1.52%
Hillenbrand Inc 67,400 2,245
Trinseo SA 17,800 662
$ 2,907
Oil & Gas - 1.92%
Callon Petroleum Co
( d)
139,300 673
Delek US Holdings Inc 23,500 788
PDC Energy Inc
( d)
23,200 607
Ring Energy Inc
( d)
146,700 387
Talos Energy Inc
( d)
29,700 895
Whiting Petroleum Corp
( d)
42,600 313
$ 3,663
Oil & Gas Services - 0.75%
Matrix Service Co
( d)
20,900 478
Select Energy Services Inc
( d)
103,700 963
$ 1,441
Packaging & Containers - 0.89%
Graphic Packaging Holding Co 102,400 1,705
Pharmaceuticals - 2.28%
Bellicum Pharmaceuticals Inc
( d),(e)
97,299 125
DexCom Inc
( d)
2,700 591
Horizon Therapeutics Plc
( d)
71,800 2,599
Revance Therapeutics Inc
( d)
64,500 1,047
$ 4,362
REITs - 8.14%
Agree Realty Corp 38,700 2,716
Brandywine Realty Trust 141,000 2,221
Cousins Properties Inc 60,101 2,476
First Industrial Realty Trust Inc 69,830 2,899
Ladder Capital Corp 89,600 1,616
Pebblebrook Hotel Trust 98,320 2,636
Two Harbors Investment Corp 68,560 1,002
$ 15,566
Retail - 3.72%
BJ's Wholesale Club Holdings Inc
( d)
88,600 2,015
Caleres Inc 73,240 1,739
Carvana Co
( d)
15,200 1,399
Ruth's Hospitality Group Inc 42,510 925
World Fuel Services Corp 23,900 1,038
$ 7,116
Semiconductors - 1.89%
Entegris Inc 53,100 2,660
SiTime Corp
( d)
37,300 951
$ 3,611
Software - 4.82%
Aspen Technology Inc
( d)
17,500 2,116
Bill.Com Holdings Inc
( d)
4,195 160
Ceridian HCM Holding Inc
( d)
12,781 867
Cloudflare Inc
( d)
34,100 582
Dynatrace Inc
( d)
20,900 529
Manhattan Associates Inc
( d)
27,500 2,193
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SolarWinds Corp
( d)
105,288 $ 1,953
Sprout Social Inc
( d),(e)
51,100 820
$ 9,220
Telecommunications - 0.63%
Plantronics Inc 31,100 850
Switch Inc 24,200 359
$ 1,209
TOTAL COMMON STOCKS $ 188,262
Total Investments $ 200,556
Other Assets and Liabilities -  (4.86)% (9,293)
TOTAL NET ASSETS - 100.00% $ 191,263
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,126 or
4.77% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 25.63%
Financial 24.33%
Industrial 14.44%
Consumer, Cyclical 11.88%
Technology 11.76%
Money Market Funds 6.43%
Utilities 3.71%
Energy 2.67%
Communications 2.13%
Basic Materials 1.88%
Other Assets and Liabilities
(4.86)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
December 31, 2019
See accompanying notes.
109
Affiliated Securities December 31, 2018 Purchases Sales December 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 1.41% $ 1,443 $ 90,883 $ 82,308 $ 10,018
$ 1,443 $ 90,883 $ 82,308 $ 10,018
Income
(a )
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.41% $ 82 $ — $ — $ —
$ 82 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
December 31, 2019
See accompanying notes.
110
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
112
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
CORE PLUS BOND ACCOUNT
Class 1 shares
2019 $ 10 .81 $ 0 .34 $ 0 .72 $ 1 .06 ( $ 0 .37 ) $ – ( $ 0 .37 )
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 )
2017 11 .15 0 .35 0 .18 0 .53 ( 0 .33 ) – ( 0 .33 )
2016 11 .05 0 .32 0 .14 0 .46 ( 0 .36 ) – ( 0 .36 )
2015 11 .46 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .36 ) – ( 0 .36 )
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 )
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 )
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 )
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 )
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) – ( 0 .37 )

See accompanying notes.
113
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Net Asset Value, End
of Period Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Net Investment Income to
Average Net Assets
Portfolio Turnover
Rate
$ 11 .50 9 .81% $ 252,874 0 .47% 2 .99% 152 .4%
10 .81 ( 1 .41 ) 280,760 0 .47 3 .27 127 .5
11 .35 4 .81 293,662 0 .46 3 .08 123 .5
11 .15 4 .09 292,436 0 .46 2 .79 155 .1
11 .05 ( 0 .48 ) 290,032 0 .46 2 .80 177 .2
15 .71 22 .69 266,768 0 .93 1 .86 43 .7
13 .72 ( 17 .54 ) 233,612 0 .91 1 .91 59 .3
17 .01 29 .06 292,975 0 .91 1 .37 42 .8
13 .42 0 .36 243,997 0 .91 1 .77 56 .8
13 .68 ( 0 .35 ) 273,300 0 .88 1 .80 48 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.
114
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EQUITY INCOME ACCOUNT
Class 1 shares
2019 $ 22 .86 $ 0 .56 $ 6 .00 $ 6 .56 ( $ 0 .51 ) ( $ 0 .72 ) ( $ 1 .23 ) $ 28 .19
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
Class 2 shares
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) – ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16

See accompanying notes.
115
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
29 .09% $ 741,311 0 .47% 2 .16% 17 .9%
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
28 .78 31,874 0 .72 1 .91 17 .9
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.
116
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2019 $ 30 .10 $ 0 .01 $ 10 .27 $ 10 .28 ( $ 0 .02 ) ( $ 2 .72 ) ( $ 2 .74 ) $ 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
2015 28 .70 0 .02 2 .26 2 .28 ( 0 .07 ) ( 4 .58 ) ( 4 .65 ) 26 .33
MIDCAP ACCOUNT
Class 1 shares
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
2015 60 .79 0 .22 1 .19 1 .41 ( 0 .32 ) ( 6 .64 ) ( 6 .96 ) 55 .24
Class 2 shares
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
2015 60 .54 0 .07 1 .17 1 .24 ( 0 .17 ) ( 6 .64 ) ( 6 .81 ) 54 .97

See accompanying notes.
117
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
34 .92% $ 502,653 0 .71% (c) 0 .03% 30 .4%
3 .60 296,139 0 .74 (c) 0 .08 36 .9
33 .71 302,147 0 .75 (c) 0 .03 36 .2
1 .26 244,058 0 .76 (c) 0 .04 36 .8
7 .77 252,386 0 .76 (c) 0 .07 38 .6
43 .10 (d) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
1 .64 617,437 0 .53 0 .37 26 .3
42 .72 (d) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (d) 15,710 0 .79 0 .04 24 .6
25 .19 (d) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
1 .37 15,243 0 .78 0 .12 26 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
118
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2019 $ 25 .86 $ 0 .38 $ 7 .77 $ 8 .15 ( $ 0 .50 ) ( $ 2 .79 ) ( $ 3 .29 ) $ 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
Class 2 shares
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
Class 2 shares
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29

See accompanying notes.
119
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
32 .49% $ 143,227 0 .64% 1 .27% 29 .5%
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (c)
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (d) 8,757 0 .88 1 .28 44 .9
20 .46 (d) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (c)
31 .26 155,569 0 .88 (e) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
30 .94 6,361 1 .13 (e) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.
120
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2019 $ 13 .90 $ 0 .31 $ 2 .43 $ 2 .74 ( $ 0 .40 ) ( $ 0 .57 ) ( $ 0 .97 ) $ 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
Class 2 shares
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
Class 2 shares
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41

See accompanying notes.
121
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
20 .01% $ 574,960 0 .24% (c) ,(d) 2 .06% 23 .0%
( 5 .04 ) 561,162 0 .23 (c) ,(d) 2 .29 18 .2
15 .21 678,409 0 .23 (d) 2 .92 27 .4
6 .82 672,562 0 .23 (d) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (d) 1 .88 26 .1
19 .74 123,870 0 .49 (c) ,(d) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (c) ,(d) 2 .10 18 .2
14 .88 110,129 0 .48 (d) 2 .77 27 .4
6 .62 97,047 0 .48 (d) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (d) 1 .66 26 .1
15 .88 164,095 0 .24 (c) ,(d) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (c) ,(d) 2 .79 19 .5
11 .46 178,523 0 .23 (d) 3 .16 26 .3
6 .37 183,830 0 .23 (d) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (d) 2 .38 28 .2
15 .66 25,380 0 .49 (c) ,(d) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (c) ,(d) 2 .59 19 .5
11 .14 20,541 0 .48 (d) 3 .06 26 .3
6 .08 17,477 0 .48 (d) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (d) 2 .19 28 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
122
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2019 $ 17 .16 $ 0 .36 $ 3 .68 $ 4 .04 ( $ 0 .36 ) ( $ 0 .90 ) ( $ 1 .26 ) $ 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
Class 2 shares
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
2015 13 .22 0 .40 ( 0 .56 ) ( 0 .16 ) ( 0 .47 ) ( 0 .32 ) ( 0 .79 ) 12 .27
Class 2 shares
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
2015 13 .12 0 .37 ( 0 .56 ) ( 0 .19 ) ( 0 .44 ) ( 0 .32 ) ( 0 .76 ) 12 .17

See accompanying notes.
123
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
24 .06% $ 213,346 0 .24% (c) ,(d) 1 .89% 16 .2%
( 6 .62 ) 189,654 0 .23 (c) ,(d) 1 .81 27 .0
19 .78 220,054 0 .23 (d) 2 .88 35 .1
7 .00 194,284 0 .23 (d) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (d) 1 .40 29 .1
23 .68 143,501 0 .49 (c) ,(d) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (c) ,(d) 1 .60 27 .0
19 .46 127,079 0 .48 (d) 2 .68 35 .1
6 .76 108,247 0 .48 (d) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (d) 1 .17 29 .1
13 .25 157,922 0 .24 (d) 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 (d) 3 .19 19 .9
8 .41 194,742 0 .23 (d) 3 .69 29 .3
7 .04 196,393 0 .23 (d) 3 .32 17 .1
( 1 .31 ) 200,828 0 .23 (d) 3 .05 25 .2
12 .97 30,663 0 .49 (d) 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 (d) 3 .07 19 .9
8 .13 23,003 0 .48 (d) 3 .57 29 .3
6 .73 20,085 0 .48 (d) 3 .06 17 .1
( 1 .55 ) 21,108 0 .48 (d) 2 .85 25 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
124
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2019 $ 18 .36 $ 0 .39 $ 4 .54 $ 4 .93 ( $ 0 .33 ) ( $ 1 .11 ) ( $ 1 .44 ) $ 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
2015 21 .00 0 .29 ( 0 .56 ) ( 0 .27 ) ( 0 .47 ) ( 1 .56 ) ( 2 .03 ) 18 .70
Class 2 shares
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
2015 20 .80 0 .24 ( 0 .55 ) ( 0 .31 ) ( 0 .43 ) ( 1 .56 ) ( 1 .99 ) 18 .50
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
2015 2 .59 0 .04 ( 0 .02 ) 0 .02 ( 0 .07 ) – ( 0 .07 ) 2 .54

See accompanying notes.
125
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
27 .44% $ 169,489 0 .24% (c) ,(d) 1 .89% 20 .3%
( 8 .60 ) 140,247 0 .23 (c) ,(d) 1 .56 37 .8
22 .22 163,861 0 .23 (d) 2 .50 37 .7
6 .15 145,083 0 .23 (d) 1 .61 23 .4
( 1 .62 ) 142,227 0 .23 (d) 1 .45 37 .9
27 .13 145,924 0 .49 (c) ,(d) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (c) ,(d) 1 .34 37 .8
21 .95 126,632 0 .48 (d) 2 .33 37 .7
5 .90 103,870 0 .48 (d) 1 .41 23 .4
( 1 .87 ) 95,775 0 .48 (d) 1 .19 37 .9
4 .70 130,852 0 .51 (c) 2 .31 54 .2
1 .02 149,075 0 .50 (c) 2 .19 49 .9
2 .39 158,446 0 .50 (c) 2 .01 67 .3
2 .14 170,538 0 .50 (c) 1 .91 48 .6
0 .71 160,833 0 .49 (c) 1 .63 57 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.
126
Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SMALLCAP ACCOUNT
Class 1 shares
2019 $ 14 .30 $ 0 .08 $ 3 .67 $ 3 .75 ( $ 0 .06 ) ( $ 2 .66 ) ( $ 2 .72 ) $ 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
2015 13 .99 0 .05 ( 0 .03 ) 0 .02 ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .55
Class 2 shares
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17
2015(d) 14 .49 0 .02 ( 0 .53 ) ( 0 .51 ) ( 0 .01 ) ( 0 .45 ) ( 0 .46 ) 13 .52

See accompanying notes.
127
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
27 .40% $ 184,434 0 .84% 0 .53% 34 .7%
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
( 0 .10 ) 205,344 0 .83 0 .33 63 .3
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (c) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (c) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
( 3 .76 ) (e) 4,523 1 .08 (f) 0 .13 (f) 63 .3 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from February 17, 2015 date operations commenced, through December 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm
128
To the Shareholders of Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Growth
Account I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account and the Board of
Directors of Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Core Plus Bond Account, Diversified International Account, Equity Income Account, Government
& High Quality Bond Account, LargeCap Growth Account I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced
Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income
Account, and SmallCap Account (collectively referred to as the “Accounts”) (15 of the accounts constituting Principal Variable Contracts Funds, Inc. (the “Fund”)), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts at December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 19, 2020

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)
129
As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to
December 31, 2019), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
Core Plus Bond Account Class 1
Actual $ 1,000.00 $ 1,025.05 $ 2.40 0.47%
Hypothetical 1,000.00 1,022.84 2.40 0.47
Diversified International Account Class 1
Actual 1,000.00 1,068.75 4.85 0.93
Hypothetical 1,000.00 1,020.52 4.74 0.93
Equity Income Account Class 1
Actual 1,000.00 1,102.73 2.49 0.47
Hypothetical 1,000.00 1,022.84 2.40 0.47
Equity Income Account Class 2
Actual 1,000.00 1,101.60 3.81 0.72
Hypothetical 1,000.00 1,021.58 3.67 0.72
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,019.33 2.65 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52
LargeCap Growth Account I Class 1
Actual 1,000.00 1,103.22 3.66 0.69
Hypothetical 1,000.00 1,021.73 3.52 0.69
MidCap Account Class 1
Actual 1,000.00 1,097.77 2.91 0.55
Hypothetical 1,000.00 1,022.43 2.80 0.55
MidCap Account Class 2
Actual 1,000.00 1,096.20 4.23 0.80
Hypothetical 1,000.00 1,021.17 4.08 0.80

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)
130
Beginning Account
Value July 1, 2019
Ending
Account Value
December 31, 2019
Expenses Paid
During Period
July 1, 2019
to December 31, 2019
(a)
Annualized
Expense Ratio
Principal Capital Appreciation Account Class 1
Actual $ 1,000.00 $ 1,109.84 $ 3.46 0.65%
Hypothetical 1,000.00 1,021.93 3.31 0.65
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,108.27 4.78 0.90
Hypothetical 1,000.00 1,020.67 4.58 0.90
Real Estate Securities Account Class 1
Actual 1,000.00 1,083.83 4.62 0.88
Hypothetical 1,000.00 1,020.77 4.48 0.88
Real Estate Securities Account Class 2
Actual 1,000.00 1,082.29 5.93 1.13
Hypothetical 1,000.00 1,019.51 5.75 1.13
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,065.18 1.25 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,064.17 2.55 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 1,052.19 1.24 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,050.71 2.53 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,077.90 1.26 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,076.51 2.56 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,043.61 1.24 0.24
Hypothetical 1,000.00 1,024.00 1.22 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,041.85 2.52 0.49
Hypothetical 1,000.00 1,022.74 2.50 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,089.33 1.32 0.25
Hypothetical 1,000.00 1,023.95 1.28 0.25
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,087.58 2.63 0.50
Hypothetical 1,000.00 1,022.68 2.55 0.50
Short-Term Income Account Class 1
Actual 1,000.00 1,014.78 2.64 0.52
Hypothetical 1,000.00 1,022.58 2.65 0.52
SmallCap Account Class 1
Actual 1,000.00 1,065.38 4.43 0.85
Hypothetical 1,000.00 1,020.92 4.33 0.85
SmallCap Account Class 2
Actual 1,000.00 1,064.20 5.72 1.10
Hypothetical 1,000.00 1,019.66 5.60 1.10
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

131
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Director since 2008
Member, Audit Committee Member,
15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Lead Independent Director since 2011
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC. 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

132
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Director since 2019
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
Member, Executive Committee
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

133
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Senior Vice President, OppenheimerFunds (2011-
2019)
Principal Executive Officer, OC Private Capital
(2017-2019)
Tracy Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2013, 2014-2017)

134
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

135
does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2019, and the Statement of Additional Information dated
May 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or
telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

136
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved the renewal of the Management Agreement and various subadvisory agreements for all Funds as well as an amended and restated Sub-Advisory Agreement with Brown Advisory, LLC related to the LargeCap Growth I Account.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act
(the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal
Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-three (33) series of PVC (each series is referred to as a
“Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC
(“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The
Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager, along with Principal
Management Corporation (“PMC”), the previous investment adviser to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive fees for certain Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted
that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.
For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that

137
certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or
Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee. For each Fund, the Board received certain information from Broadridge. For Funds the
Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels,
(2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-
year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.
In evaluating the management fees, the Board considered a variety of factors, including the fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered that certain Principal Funds, Inc. Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the
Funds and the services provided to such other accounts. For most Funds, net management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although net management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds, which the Board concluded were reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses.
With respect to the Largecap Growth Account I that uses the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the enhanced index “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.
With regard to the Real Estate Securities Account, the Board noted that the contractual management fee rate, the current net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (99th, 99th and 78th percentiles, respectively)
in the Expense Group. The Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the management fee rate payable at each asset level and considered the pro forma effect of the fee reduction on the ranking of the Fund’s net management fee rate and total net expense ratio on the basis of Class 1 shares in the Expense Group, noting that the Fund’s net management fee rate and total net expense ratio would move into the 67th percentile and the 56th percentile, respectively. Considering all relevant factors, including the Fund’s performance in the first quartile of its Performance Universe for the three-year and blended three- and five year periods ended March 31, 2019 (15th and 10th percentiles, respectively), the Board concluded that the Management Agreement should be renewed.
With regard to the LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the contractual management fee rate, the net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (each was at the 99th percentile) in the Expense Group. Considering all relevant factors, including that the other funds in the Expense Group did not include the additional feature of a volatility mitigation strategy, that the Fund’s performance was in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2019 (47th and 41st percentiles, respectively) and that the Fund’s performance was within a reasonable range of its underlying index, the Board concluded that the Management Agreement should be renewed.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

138
In addition, with regard to the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment
Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-
traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March
2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fees for the Diversified Balanced Account, the Diversified Balanced Managed Volatility Account,
the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth Managed Volatility Account,
the Diversified Growth Volatility Control Account, the Diversified Income Account, the Bond Market Index Account, and the LargeCap S&P
500 Index Account do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account
due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.
Subadvisory Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the
Subadvisory Agreements are satisfactory.
Investment Performance
As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information

139
from Broadridge comparing each such Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.
With regard to the LargeCap Growth Account I, the Board accepted management’s proposal to amend the Fund’s Subadvisory Agreement with Brown Advisory, LLC to add a new breakpoint to the subadvisory fee schedule and considered both the amended subadvisory fee schedule and the pro forma ranking of the reduced subadvisory fee rate in concluding that the Subadvisory Agreement, as amended, should be renewed.
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.
Other Benefits to Subadvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)
140
Long-Term Capital Gain Dividends. Certain Accounts distributed long-term capital gain dividends during the fiscal year ended December
31, 2019 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial
Statements. To the extent necessary to distribute such capital gains, certain Accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Unrecaptured Section 1250 Gain Distribution. Principal Variable Contracts Funds, Inc. – Real Estate Securities Account distributed
Unrecaptured Section 1250 gains, in addition to long-term capital gains, in 2019 . Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2019 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section ("IRC") 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2019, are as follows:
The Accounts may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC
Section 905(c). The Accounts will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax
Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
DRD
Core Plus Bond Account 1.74%
Diversified International Account 0.00
Equity Income Account 71.33
Government & High Quality Bond Account 0.00
LargeCap Growth Account I 100.00
MidCap Account 81.24
Principal Capital Appreciation Account 100.00
Real Estate Securities Account 0.84
SAM Balanced Portfolio 23.43
SAM Conservative Balanced Portfolio 15.35
SAM Conservative Growth Portfolio 39.42
SAM Flexible Income Portfolio 11.99
SAM Strategic Growth Portfolio 43.18
Short-Term Income Account 0.00
SmallCap Account 27.01
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified International Account $ 0.0502 99.41%
SAM Balanced Portfolio 0.0065 9.79
SAM Conservative Balanced Portfolio 0.0032 5.64
SAM Conservative Growth Portfolio 0.0116 18.12
SAM Strategic Growth Portfolio 0.0158 25.82

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2019 (unaudited)
141
The following information is being provided to you, prompted by the acquisitions of the following Accounts effective June 7, 2019:
Long-Term Capital Gain Dividends. The Accounts distributed long-term capital gain dividends during the tax year ended June 7, 2019.
Unless otherwise designated, long-term capital gain dividends are subject to a maximum tax rate of 20-percent, 15-percent, or 0-percent, depending on the shareholder's taxable income. To the extent necessary to distribute such capital gains, the Accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the tax year that qualifies for DRD are as follows:
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
Acquired Account Acquiring Account
Income Account
Core Plus Bond Account
LargeCap Growth Account
LargeCap Growth Account I
Multi-Asset Income Account
SAM Flexible Income Portfolio
Per Share
Long-Term
Capital Gain
Distributions
(EX_DATE:
6/6/2019)
Income Account $ 0.2140
LargeCap Growth Account 8.7869
Multi-Asset Income Account 0.0544
DRD
Income Account 5.72%
LargeCap Growth Account 100.00
Multi-Asset Income Account 14.85

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2019 Principal Financial Services, Inc. | MM1290B-12 | 12/2019 | 1033307

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2018 - $572,733
December 31, 2019 - $586,320

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2018 - $5,500
December 31, 2019 - $5,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2018 - $150,191
December 31, 2019 - $184,133

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 11, 2019).

(End of policy)

(f) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(h)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2018 - $155,691
December 31, 2019 - $189,633

(i)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

Kamal Bhatia, President and CEO

Date	2/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

Kamal Bhatia, President and CEO

Date	2/11/2020

By	/s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date	2/11/2020